UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
               (Address of principal executive offices) (Zip code)

                               C/O CT CORPORATION
                                 101 FEDERAL ST.
                                BOSTON, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2007

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK  -- 96.2%

CONSUMER DISCRETIONARY -- 11.7%
  Abercrombie & Fitch, Cl A                                600    $          47
  Aeropostale*                                           2,800              103
  Amazon.com*                                              600               23
  American Eagle Outfitters                             11,550              359
  AnnTaylor Stores*                                      3,051              108
  Apollo Group, Cl A*                                    3,200              151
  Autoliv                                               23,500            1,341
  Autozone*                                              1,187              149
  Barnes & Noble                                         8,300              340
  Big Lots (B)*                                          7,500              188
  BorgWarner (B)                                         7,000              515
  Brinker International                                 36,466            1,240
  Cablevision Systems, Cl A                             12,226              360
  Carmax*                                                3,300              174
  CBS, Cl B                                             46,969            1,425
  Circuit City Stores                                    2,700               51
  Claire's Stores                                        1,300               42
  Clear Channel Communications                           3,325              120
  Coach (B)*                                            25,973            1,226
  Coldwater Creek*                                       1,300               24
  Comcast, Cl A (B)*                                    80,128            2,061
  CTC Media*                                             1,100               23
  DaimlerChrysler                                        1,400               95
  Darden Restaurants                                     1,355               55
  Dick's Sporting Goods*                                 4,200              220
  Dillard's, Cl A (B)                                    4,300              144
  DIRECTV Group (B)*                                    74,400            1,678
  Discovery Holding, Cl A*                               5,600               90
  Dollar Tree Stores*                                   12,000              409
  Dow Jones (B)                                            900               32
  E.W. Scripps, Cl A                                       803               36
  Eastman Kodak (B)                                     12,600              301
  EchoStar Communications, Cl A (B)*                     3,643              148
  Expedia*                                               2,900               62
  Family Dollar Stores                                  16,800              487
  Federated Department Stores                           25,776            1,151
  Foot Locker                                            8,000              182
  Ford Motor (B)                                        10,100               80
  Fortune Brands                                        21,724            1,747
  GameStop, Cl A*                                        1,500               79
  Gannett*                                               9,297              570
  Gap                                                   12,200              234
  General Motors                                        23,261              742
  Gentex                                                 9,300              155
  Genuine Parts                                          4,558              222
  Goodyear Tire & Rubber (B)*                           20,000              492
  Gymboree*                                              4,300              162
  Harley-Davidson (B)                                    5,400              356
  Harrah's Entertainment                                   826               70
  Hasbro                                                47,100            1,332
  Hibbett Sports*                                          500               16
  Hilton Hotels                                          4,130              146
  Home Depot                                            42,712            1,691
  IAC/InterActive (B)*                                  21,059              826
  Idearc                                                 5,220              177
  International Game Technology                        103,722            4,279
  International Speedway, Cl A                             500               27
  Interpublic Group*                                    17,600              222
  ITT Educational Services (B)*                          3,900              312
  J.C. Penney                                           18,943            1,536
  Jarden*                                                2,200               81
  Johnson Controls                                       5,472              513
  Jones Apparel Group                                   22,774              750
  KB Home (B)                                            3,500              174

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Kohl's*                                               28,953    $       1,997
  Lamar Advertising, Cl A (B)*                          11,624              745
  Las Vegas Sands*                                         600               52
  Leggett & Platt                                        2,800               67
  Lennar, Cl A (B)                                       4,700              231
  Liberty Global, Cl A (B)*                              7,674              221
  Liberty Media Holding-Capital, Ser A*                  5,910              638
  Liberty Media Holding-Interactive, Cl A*               7,800              184
  Limited Brands                                         7,800              216
  Live Nation                                            1,127               26
  Liz Claiborne                                            600               27
  Lowe's                                                61,520            2,003
  Marriott International, Cl A                           1,988               95
  Marvel Entertainment*                                    800               22
  Mattel                                                50,500            1,313
  McDonald's                                            57,945            2,533
  McGraw-Hill                                           70,257            4,539
  Meredith                                                 400               23
  MGM Mirage                                            56,500            4,013
  Midas*                                                 2,800               58
  Newell Rubbermaid                                     13,239              405
  News, Cl A*                                           31,339              706
  Nike, Cl B (B)                                         9,765            1,020
  Nordstrom                                                500               27
  Nutri/System (B)*                                      9,600              433
  NVR (B)*                                                 800              542
  Office Depot*                                         14,484              483
  OfficeMax                                              4,900              254
  Omnicom Group                                          2,930              304
  PetSmart                                               7,400              224
  Polo Ralph Lauren                                      1,222              106
  Pool (B)                                              13,400              470
  Priceline.com (B)*                                     2,800              147
  Pulte Homes                                            1,800               53
  Ross Stores                                            5,300              174
  Saks                                                  11,500              222
  Sears Holdings (B)*                                      780              141
  Select Comfort (B)*                                    2,300               43
  Shaw Communications, Cl B                             13,300              459
  Sherwin-Williams                                       5,825              388
  Snap-On                                                3,317              166
  Stanley Works                                          4,800              267
  Staples                                              155,000            4,033
  Starbucks*                                            47,552            1,469
  Starwood Hotels & Resorts Worldwide                    2,300              151
  Steven Madden*                                         2,030               60
  Target                                                37,384            2,300
  Tim Hortons                                            2,495               75
  Time Warner                                          167,063            3,400
  TJX                                                   10,000              275
  Tribune                                               21,350              641
  Universal Technical Institute*                         1,100               26
  Univision Communications, Cl A*                        6,500              234
  VF                                                    11,959              954
  Viacom, Cl B*                                         39,159            1,529
  Virgin Media                                           1,230               32
  Walt Disney                                           31,499            1,079
  Warner Music Group                                     1,100               22
  Washington Post, Cl B                                    100               77
  Weight Watchers International (B)                     55,000            2,599
  Wendy's International                                  6,438              207
  Whirlpool                                              5,029              444
  Williams-Sonoma (B)                                   23,040              778
  Wyndham Worldwide*                                     5,840              206
  Wynn Resorts (B)*                                      2,000              196

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Yum! Brands                                           13,550    $         785
                                                                  -------------
                                                                         79,760
                                                                  -------------
CONSUMER STAPLES -- 9.0%
  Alberto-Culver*                                        4,100               91
  Altria Group                                          50,564            4,262
  Anheuser-Busch                                        19,679              966
  Archer-Daniels-Midland                                36,789            1,265
  Avon Products                                          6,900              253
  Brown-Forman, Cl B                                     3,588              235
  Bunge (B)                                              2,100              167
  Campbell Soup                                          9,945              406
  Chattem (B)*                                           5,000              267
  Church & Dwight                                        2,800              134
  Clorox                                                 3,819              242
  Coca-Cola                                             69,001            3,221
  Coca-Cola Enterprises                                 33,462              672
  Colgate-Palmolive                                     36,426            2,454
  ConAgra Foods                                         68,900            1,738
  Constellation Brands, Cl A*                              900               21
  Corn Products International                            5,000              160
  Costco Wholesale (B)                                  26,780            1,497
  CVS                                                    1,800               57
  Dean Foods*                                            5,433              245
  Del Monte Foods                                        7,761               89
  Energizer Holdings (B)*                                3,200              275
  Estee Lauder, Cl A                                    13,100              627
  General Mills                                         24,646            1,389
  Hansen Natural (B)*                                    3,100              108
  Hershey                                                3,792              201
  HJ Heinz                                              18,207              835
  Hormel Foods                                           3,839              140
  JM Smucker                                             3,300              164
  Kellogg                                                7,082              354
  Kimberly-Clark                                        25,054            1,706
  Kraft Foods, Cl A (B)                                 21,607              690
  Kroger                                                49,322            1,266
  Loews - Carolina                                       4,259              307
  McCormick                                              6,881              263
  Molson Coors Brewing, Cl B                             7,700              650
  Peet's Coffee & Tea (B)*                               3,600               91
  Pepsi Bottling Group                                   7,439              231
  PepsiAmericas                                         15,648              333
  PepsiCo                                               81,157            5,125
  Prestige Brands Holdings*                              3,300               38
  Procter & Gamble                                     169,168           10,740
  Reynolds American (B)                                 28,860            1,762
  Safeway                                               27,776              960
  Sara Lee                                              12,700              209
  Supervalu                                             13,021              481
  Sysco (B)                                              6,524              215
  Tyson Foods, Cl A                                     18,500              338
  UST (B)                                                7,700              447
  Wal-Mart Stores                                      127,008            6,134
  Walgreen                                             131,506            5,880
  WM Wrigley Jr. (B)                                    20,526            1,022
                                                                  -------------
                                                                         61,423
                                                                  -------------
ENERGY -- 8.8%
  Anadarko Petroleum                                    19,566              787
  Apache                                                   104                7
  Baker Hughes                                          65,681            4,276
  BJ Services                                           12,703              340
  BP ADR*                                                1,200               74
  Cabot Oil & Gas                                        1,000               68
  Cameron International*                                 4,229              240

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Chesapeake Energy (B)                                 18,800    $         573
  Chevron                                              111,498            7,650
  ConocoPhillips                                        77,371            5,062
  Devon Energy                                          19,990            1,314
  Exxon Mobil                                          263,335           18,876
  FMC Technologies (B)*                                  3,000              197
  Foundation Coal Holdings                                 900               30
  Frontier Oil                                           4,500              133
  Grant Prideco*                                         1,200               52
  Halliburton                                           83,200            2,569
  Hess                                                  13,653              724
  Holly (B)                                             11,900              660
  Kinder Morgan                                          1,574              166
  Marathon Oil (B)                                      33,244            3,017
  Noble Energy                                           6,774              390
  Occidental Petroleum                                   8,010              370
  Oceaneering International*                             2,500               99
  Overseas Shipholding Group                             1,400               85
  Patterson-UTI Energy                                   7,100              158
  Petro-Canada*                                         11,800              437
  Plains Exploration & Production*                         500               23
  Schlumberger                                          81,996            5,149
  SEACOR Holdings*                                         600               58
  Smith International                                      507               21
  Southwestern Energy*                                     600               23
  Spectra Energy*                                          462               12
  Suncor Energy                                         36,832            2,620
  Sunoco                                                11,000              710
  Superior Energy Services*                              1,700               52
  Tetra Technologies*                                    2,000               44
  Tidewater (B)                                         13,100              681
  Transocean*                                            2,700              207
  Valero Energy                                         21,120            1,218
  Weatherford International*                            17,270              693
  Williams                                               2,000               54
  XTO Energy                                               210               11
                                                                  -------------
                                                                         59,930
                                                                  -------------
FINANCIALS -- 22.1%
  A.G. Edwards                                           4,896              314
  ACE                                                    1,800              101
  Affiliated Managers Group (B)*                           636               72
  Affordable Residential Communities+ (B)*              13,000              154
  Aflac                                                  5,940              280
  Alleghany*                                               100               39
  Allied Capital (B)                                     5,267              164
  Allstate                                              40,960            2,460
  AMB Property+                                            200               12
  AMBAC Financial Group                                  3,600              316
  American Capital Strategies                            2,946              131
  American Express                                      56,392            3,207
  American Financial Group                               5,350              187
  American International Group                          99,620            6,685
  AmeriCredit*                                           8,800              215
  Ameriprise Financial                                   4,558              266
  Annaly Capital Management+                            13,000              182
  Anthracite Capital+                                      494                6
  AON                                                   17,261              650
  Apartment Investment & Management, Cl A+               1,543               91
  Archstone-Smith Trust+                                 1,701               96
  Arthur J. Gallagher                                      322                9
  Assurant                                              17,407              930
  Astoria Financial                                     19,033              538
  AvalonBay Communities+                                 1,814              250
  Axis Capital Holdings                                 13,900              470

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Bank of America                                      208,709     $     10,617
  Bank of New York                                       6,600              268
  BB&T                                                  24,534            1,042
  Bear Stearns                                           8,245            1,255
  BlackRock                                                614               98
  Boston Properties+ (B)                                 1,094              131
  BRE Properties, Cl A+                                  2,600              173
  Brookfield Asset Management, Cl A                     10,900              586
  Brown & Brown (B)                                      4,101              115
  Camden Property Trust+                                 1,807              130
  Capital One Financial                                    844               65
  CapitalSource+ (B)                                     5,100              132
  CB Richard Ellis Group, Cl A*                          7,300              243
  Cbot Holdings, Cl A*                                     600               97
  Charles Schwab                                       105,352            1,947
  Chicago Mercantile Exchange Holdings, Cl A             7,307            3,939
  Chubb                                                 25,560            1,305
  Cincinnati Financial                                     500               22
  CIT Group                                             18,948            1,070
  Citigroup                                            248,363           12,517
  CNA Financial*                                         1,902               78
  Colonial BancGroup                                     4,300              111
  Comerica (B)                                          29,497            1,781
  Commerce Bancorp (B)                                   5,084              170
  Commerce Bancshares                                    1,628               81
  Compass Bancshares (B)                                 3,107              214
  Conseco*                                               1,446               29
  Countrywide Financial                                 31,851            1,219
  Credicorp                                                300               14
  Cullen/Frost Bankers                                   1,900              103
  Duke Realty+                                           2,800              123
  East West Bancorp                                        800               30
  Equity Residential+                                    4,343              221
  Erie Indemnity, Cl A                                     529               29
  Essex Property Trust+                                  1,300              181
  Everest Re Group                                         300               29
  Fannie Mae*                                           22,714            1,289
  Federal Realty Investment Trust+                         380               34
  Fidelity National Financial, Cl A                      3,700               89
  Fifth Third Bancorp                                      100                4
  First American                                         3,400              160
  First Cash Financial Services*                         8,900              200
  First Horizon National                                 1,222               53
  First Marblehead (B)                                   9,950              449
  First Mercury Financial*                                 500               11
  Forest City Enterprises, Cl A (B)                      4,452              275
  Franklin Resources                                     6,771              795
  Freddie Mac                                           65,750            4,220
  Genworth Financial, Cl A                              15,400              545
  Goldman Sachs Group                                   12,364            2,493
  Hartford Financial Services Group                     13,450            1,272
  HCC Insurance Holdings                                 1,569               49
  Health Care Property Investors+                        1,200               44
  Hospitality Properties Trust+                          3,684              170
  Host Hotels & Resorts+ (B)                             5,674              149
  HRPT Properties Trust+                                 8,200              106
  Hudson City Bancorp (B)                               17,400              233
  IMPAC Mortgage Holdings+ (B)                           7,800               51
  IndyMac Bancorp (B)                                   16,800              577
  IntercontinentalExchange (B)*                         37,200            5,612
  Investors Financial Services                             600               35
  iStar Financial+                                       3,200              153
  Janus Capital Group (B)                               25,700              546
  Jefferies Group                                          900               24
  JER Investors Trust+ (B)*                              7,200              137
  Jones Lang LaSalle*                                   11,800            1,249
  JPMorgan Chase                                       176,805            8,734

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Keycorp                                               52,433     $      1,979
  Kimco Realty+                                            500               25
  KKR Financial+*                                        6,500              180
  Legg Mason (B)                                        17,265            1,774
  Lehman Brothers Holdings                              27,000            1,979
  Leucadia National (B)                                  4,500              127
  Lincoln National                                      14,107              961
  Loews                                                 42,347            1,840
  M&T Bank                                               2,530              303
  Mack-Cali Realty+                                        900               47
  Markel*                                                  729              349
  Marsh & McLennan                                       9,425              277
  Marshall & Ilsley                                      2,672              127
  MBIA (B)                                               9,500              631
  Mellon Financial                                       7,600              330
  Mercantile Bankshares                                  1,674               79
  Merrill Lynch                                         63,928            5,349
  Metlife                                                9,190              580
  MGIC Investment (B)                                   12,062              728
  Moody's                                               53,759            3,479
  Morgan Stanley                                        54,032            4,048
  National City                                         73,164            2,769
  Nationwide Financial Services, Cl A (B)               12,000              643
  New Century Financial+ (B)                             1,300               20
  New York Community Bancorp (B)                        12,849              215
  Newcastle Investment+                                  4,500              133
  Northern Trust                                         4,365              263
  Nuveen Investments, Cl A                               2,400              117
  NYSE Group (B)*                                          400               34
  Old Republic International                            27,500              614
  Oriental Financial Group                              10,300              132
  Peoples Bank (B)                                       3,714              165
  Philadelphia Consolidated Holding*                     1,800               83
  PMI Group                                             14,900              698
  PNC Financial Services Group (B)                      22,043            1,616
  Principal Financial Group                             15,700              956
  Progressive                                            9,264              212
  Prologis+                                              1,136               75
  Prudential Financial                                   5,100              464
  Public Storage+                                        1,677              170
  Radian Group (B)                                      19,864            1,141
  Raymond James Financial                                  800               24
  Realogy*                                               8,100              240
  Regions Financial                                     60,087            2,152
  Reinsurance Group of America                           8,000              457
  Resource Capital+*                                     2,800               47
  Safeco (B)                                            16,362            1,092
  SeaBright Insurance Holdings*                          4,400               83
  Simon Property Group+ (B)                                851               96
  SL Green Realty+ (B)                                   2,816              411
  SLM                                                      677               29
  Sovereign Bancorp                                      1,000               25
  Stancorp Financial Group                                 400               19
  State Street                                           4,001              262
  SunTrust Banks (B)                                    35,862            3,024
  Synovus Financial                                      1,703               55
  T. Rowe Price Group                                    5,132              239
  TD Banknorth                                             352               11
  Thornburg Mortgage+ (B)                               17,100              433
  Torchmark                                              5,645              361
  Transatlantic Holdings                                   301               20
  Travelers                                             61,634            3,129
  United Dominion Realty Trust+ (B)                      3,830              125
  UnumProvident                                          6,950              149
  US Bancorp                                            85,752            3,058
  Valley National Bancorp (B)                            7,100              179
  Ventas+                                                1,800               82

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Vornado Realty Trust+                                  1,165    $         148
  Wachovia                                              96,414            5,338
  Washington Mutual (B)                                 56,860            2,450
  Wells Fargo                                           51,646            1,792
  Whitney Holding                                        4,000              127
  Wilmington Trust                                       1,187               51
  WR Berkley                                             6,741              220
  XL Capital, Cl A                                       6,658              473
  Zions Bancorporation                                   1,951              167
                                                                  -------------
                                                                        150,028
                                                                  -------------
HEALTH CARE -- 11.6%
  Abbott Laboratories                                   31,108            1,699
  Aetna                                                 26,500            1,173
  Alcon                                                  1,408              175
  Allergan                                              37,487            4,188
  AmerisourceBergen                                     17,142              903
  Amgen*                                                28,401            1,825
  Applera - Applied Biosystems Group                    10,830              334
  Barr Pharmaceuticals*                                  2,048              109
  Baxter International                                   5,404              270
  Becton Dickinson                                      14,297            1,086
  Biogen Idec*                                           7,629              345
  Biomet                                                   600               25
  Bristol-Myers Squibb                                  11,713              309
  C.R. Bard                                              3,000              239
  Cardinal Health                                       11,784              826
  Caremark Rx                                            3,517              217
  Celgene (B)*                                          30,396            1,620
  Cephalon*                                              1,438              102
  Cerner (B)*                                            4,700              245
  Charles River Laboratories International*             10,900              500
  Cigna                                                  9,048            1,289
  Covance*                                               1,788              110
  Cytyc*                                                 2,600               79
  Dade Behring Holdings                                  3,700              152
  DaVita*                                                  326               18
  Dentsply International                                 2,400               76
  Edwards Lifesciences*                                  1,500               76
  Eli Lilly                                             19,404            1,021
  Emdeon (B)*                                           10,700              160
  Express Scripts (B)*                                   8,745              659
  Forest Laboratories*                                  23,072            1,194
  Genentech*                                            91,292            7,702
  Gilead Sciences*                                       4,629              331
  Henry Schein*                                          2,623              137
  Hillenbrand Industries                                 3,900              233
  Humana*                                                1,803              108
  ICU Medical*                                           2,500               98
  Idexx Laboratories*                                    1,416              122
  ImClone Systems*                                         400               12
  IMS Health                                             5,023              145
  Johnson & Johnson                                     51,404            3,241
  Kinetic Concepts*                                        500               25
  King Pharmaceuticals (B)*                             34,984              652
  Laboratory of America Holdings (B)*                   10,479              836
  LifePoint Hospitals*                                   1,300               48
  Lincare Holdings*                                        390               15
  Manor Care                                             4,187              224
  McKesson                                               7,117              397
  Medco Health Solutions*                               33,513            2,266
  Medimmune (B)*                                        50,690            1,618
  Medtronic (B)                                         45,820            2,307
  Mentor (B)                                             3,800              182
  Merck                                                105,024            4,638
  Millipore*                                               309               22

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Mylan Laboratories                                     6,913    $         146
  Novartis ADR (B)*                                     14,500              804
  PDL BioPharma*                                         7,900              151
  Pediatrix Medical Group*                                 500               27
  PerkinElmer                                            2,100               50
  Pfizer                                               361,879            9,032
  Pharmaceutical Product Development                       918               29
  Quest Diagnostics                                      3,159              161
  Resmed*                                                  932               45
  Schering-Plough                                        7,268              171
  Sepracor*                                                400               21
  Sierra Health Services*                                  300               11
  St. Jude Medical*                                     59,680            2,366
  Stryker (B)                                           43,066            2,671
  Tenet Healthcare (B)*                                 19,500              133
  Thermo Fisher Scientific*                             41,333            1,871
  Triad Hospitals*                                         500               25
  United Therapeutics (B)*                               3,300              185
  UnitedHealth Group                                    99,707            5,205
  Universal Health Services, Cl B                        2,181              126
  Varian Medical Systems*                                  687               32
  VCA Antech*                                            5,258              193
  Vertex Pharmaceuticals*                                  100                3
  Waters*                                                  400               22
  WellCare Health Plans*                                 2,200              181
  WellPoint*                                            11,860              942
  Wyeth                                                 54,144            2,649
  Zimmer Holdings*                                      60,646            5,114
                                                                  -------------
                                                                         78,749
                                                                  -------------
INDUSTRIALS -- 8.0%
  3M                                                     4,198              311
  Acuity Brands                                          5,700              316
  Adesa                                                  1,000               27
  AGCO (B)*                                              4,600              167
  Allied Waste Industries*                               8,600              110
  American Standard                                      5,100              270
  AMR*                                                   3,316              113
  Applied Industrial Technologies                        2,400               58
  Arkansas Best                                            200                8
  Armor Holdings*                                          400               25
  Avery Dennison                                         2,701              179
  Avis Budget Group*                                     2,920               78
  Boeing                                                12,230            1,067
  Brink's                                                2,200              130
  Burlington Northern Santa Fe                           4,385              347
  C.H. Robinson Worldwide (B)                            5,287              269
  Carlisle                                               1,900              166
  Caterpillar (B)                                       36,067            2,323
  Ceradyne (B)*                                          1,700               88
  ChoicePoint*                                           9,200              358
  Con-way                                                9,066              445
  Continental Airlines, Cl B (B)*                        4,400              174
  Copart*                                                2,600               77
  Corporate Executive Board                              4,722              367
  Corrections of America*                                3,900              204
  Covanta Holding*                                       5,800              132
  Crane                                                  1,100               42
  CSX                                                   17,990              678
  Cummins                                                4,900              660
  Danaher (B)                                            3,030              217
  Deere                                                 13,000            1,409
  Diamond Management & Technology Consultants            1,500               23
  Dover                                                  8,464              404
  Dun & Bradstreet*                                        607               54
  Eaton                                                 15,891            1,287

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Emerson Electric                                      48,922    $       2,108
  Equifax                                                  840               33
  Expeditors International Washington (B)               79,714            3,575
  FedEx                                                 12,100            1,382
  Gardner Denver*                                       11,800              400
  General Dynamics                                       4,086              312
  General Electric                                     323,943           11,312
  Graco                                                    400               16
  Harsco                                                   400               34
  Herman Miller                                         10,804              416
  HNI                                                    1,000               50
  Honeywell International                               43,518            2,021
  HUB Group, Cl A*                                       3,000               95
  Illinois Tool Works                                      500               26
  Ingersoll-Rand, Cl A                                   9,461              410
  ITT                                                    1,060               63
  Jacobs Engineering Group*                                310               28
  John H. Harland                                        2,600              131
  L-3 Communications Holdings                            1,500              131
  Laidlaw International*                                   900               31
  Lincoln Electric Holdings                                400               25
  Lockheed Martin                                       18,285            1,779
  Manitowoc                                              4,100              241
  Manpower                                               7,200              535
  Masco (B)                                             12,600              376
  MSC Industrial Direct, Cl A                            6,600              285
  Navistar International*                                9,800              397
  NCI Building Systems*                                    700               39
  Norfolk Southern                                       1,287               61
  Northrop Grumman                                      39,575            2,843
  Oshkosh Truck                                          1,800               97
  Paccar                                                   943               66
  Parker Hannifin                                        8,600              709
  Pitney Bowes                                             807               38
  Precision Castparts                                    2,925              266
  Raytheon                                              17,088              915
  Republic Services                                      1,009               42
  Robert Half International                              8,800              344
  Rockwell Automation                                      900               56
  Rockwell Collins                                       5,132              336
  Roper Industries                                         752               40
  RR Donnelley & Sons                                      800               29
  Ryder System                                          10,000              514
  Southwest Airlines                                     5,800               88
  SPX                                                    3,829              268
  Stericycle*                                            1,201               93
  Teleflex                                               1,400               94
  Terex*                                                 2,100              138
  Textron                                                1,100              101
  Thomas & Betts*                                        1,400               71
  Timken                                                 8,600              246
  Toro                                                     800               42
  Trinity Industries                                     1,200               50
  UAL (B)*                                               2,500              100
  Union Pacific                                          4,681              462
  United Parcel Service, Cl B                           64,008            4,493
  United Rentals (B)*                                   10,000              286
  United Technologies                                   31,079            2,040
  US Airways Group (B)*                                  1,500               78
  Waste Management                                      11,500              392
  WESCO International*                                     300               20
  WW Grainger                                              536               41
  YRC Worldwide*                                           214                9
                                                                  -------------
                                                                         54,302
                                                                  -------------

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.5%
  Activision*                                            3,400    $          57
  Acxiom                                                 1,100               24
  Adobe Systems*                                         2,232               88
  Agere Systems*                                         8,929              196
  Agilent Technologies*                                 20,887              663
  Akamai Technologies (B)*                               9,894              510
  Alliance Data Systems*                                 5,200              311
  Amphenol, Cl A                                         3,230              208
  Analog Devices                                         6,400              232
  Apple*                                                22,317            1,888
  Applied Materials*                                    56,140            1,043
  Arrow Electronics*                                     4,265              163
  ATMI*                                                  3,800              126
  Autodesk*                                                700               29
  Automatic Data Processing                             13,846              689
  Avaya*                                                 7,007               86
  Avnet*                                                16,600              607
  BEA Systems (B)*                                      19,900              237
  BMC Software*                                         13,221              408
  Broadcom, Cl A*                                          337               12
  Brocade Communications Systems*                        7,800               70
  Cadence Design Systems (B)*                           19,096              381
  CDW                                                      416               26
  Ceridian*                                              3,158              103
  Checkfree*                                             2,200               83
  Cisco Systems*                                       138,740            3,599
  Citrix Systems*                                          597               19
  Cognizant Technology Solutions, Cl A*                  2,200              198
  Computer Sciences*                                    12,300              651
  Convergys*                                            10,000              257
  Dell*                                                 31,198              713
  Diebold                                                3,100              147
  DST Systems*                                           2,022              142
  eBay*                                                182,700            5,857
  Electronic Arts (B)*                                  59,746            3,012
  Electronic Data Systems                               12,200              342
  EMC*                                                  96,164            1,342
  Factset Research Systems                                 900               55
  Fair Isaac                                             3,600              141
  Fidelity National Information Services                 3,951              182
  First Data                                            73,892            1,886
  Fiserv*                                               21,227            1,124
  Google, Cl A*                                         22,395           10,065
  Hewlett-Packard (B)                                  139,405            5,490
  Ingram Micro, Cl A*                                    6,200              120
  Integrated Device Technology (B)*                     10,700              174
  Intel                                                 87,546            1,738
  International Business Machines                       26,876            2,500
  Intevac*                                               2,000               55
  Intuit*                                              130,392            3,848
  Itron (B)*                                             2,200              142
  Juniper Networks*                                      1,300               25
  Kronos*                                                2,700              107
  Lam Research*                                          5,867              262
  Lexmark International, Cl A (B)*                      11,500              696
  Linear Technology (B)                                 43,171            1,433
  LSI Logic (B)*                                        23,600              239
  Mastercard, Cl A (B)                                     600               64
  McAfee*                                                1,800               54
  MEMC Electronic Materials*                               654               34
  Mettler Toledo International*                          1,865              161
  Micron Technology                                      3,987               47
  Microsoft                                            221,384            6,236
  MicroStrategy, Cl A (B)*                               2,270              286
  Molex                                                  7,400              217

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2007


-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  MoneyGram International                                1,300    $          39
  Motorola                                              27,224              504
  National Instruments                                     500               13
  NCR*                                                   2,900              134
  Network Appliance (B)*                                24,374              943
  Novellus Systems (B)*                                 20,409              657
  Nvidia*                                               15,630              485
  Oracle*                                               70,311            1,155
  Paychex (B)                                          131,643            5,349
  QLogic*                                                6,918              122
  Qualcomm                                             240,850            9,701
  Rambus*                                                2,900               58
  Red Hat*                                               1,590               36
  Research In Motion*                                   45,930            6,458
  Sabre Holdings, Cl A                                  17,000              550
  Salesforce.com*                                          600               26
  SanDisk*                                              63,300            2,305
  Sanmina-SCI*                                          34,739              129
  Seagate Technology (B)                               150,000            4,035
  Solectron*                                            51,000              164
  Sybase*                                                2,692               67
  Symantec (B)*                                          8,940              153
  Synopsys*                                             21,809              558
  Talx                                                   3,100              106
  Tech Data (B)*                                         6,416              239
  Tektronix                                              1,200               34
  Texas Instruments                                     15,132              469
  Trimble Navigation (B)*                                3,500               93
  VeriFone Holdings*                                       600               23
  Vishay Intertechnology (B)*                           34,200              487
  Western Digital*                                      32,414              621
  Western Union*                                       202,162            4,381
  Xerox*                                                27,079              468
  Yahoo! (B)*                                           83,781            2,585
                                                                  -------------
                                                                        105,047
                                                                  -------------
MATERIALS -- 3.0%
  Air Products & Chemicals                               1,100               82
  Albemarle                                              2,300              188
  Alcan                                                  2,400              125
  Alcoa                                                 35,000            1,169
  Allegheny Technologies                                 2,000              205
  Ashland                                                3,700              243
  Bemis                                                  6,900              229
  Cabot                                                    400               18
  Carpenter Technology                                     500               59
  Celanese, Ser A                                        1,200               34
  Commercial Metals                                        500               14
  Cytec Industries                                       1,000               59
  Dow Chemical                                          61,140            2,678
  E.I. Du Pont de Nemours                               11,865              602
  Eagle Materials (B)                                    4,800              222
  Eastman Chemical                                       6,900              408
  Ecolab (B)                                             8,833              374
  FMC                                                      900               66
  Freeport-McMoRan Copper & Gold,Cl B                      200               11
  Hercules                                               5,400              109
  International Flavors & Fragrances                     5,800              271
  International Paper                                   17,100              616
  Lubrizol                                              12,203              635
  Lyondell Chemical                                      5,300              169
  MeadWestvaco                                          12,600              384
  Methanex                                              11,700              296
  Monsanto                                               1,892              100
  Mosaic*                                                3,700               94
  Newmont Mining (B)                                     1,500               68

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Nova Chemicals                                         1,200    $          38
  Nucor                                                 22,700            1,382
  Pactiv*                                               19,300              621
  Phelps Dodge                                           5,600              699
  PPG Industries                                        14,299              947
  Praxair                                               56,551            3,489
  Rohm & Haas                                            9,100              481
  Sealed Air                                               780               50
  Sigma-Aldrich                                          1,228               50
  Smurfit-Stone Container (B)*                          17,000              210
  Sonoco Products                                        4,116              152
  Southern Copper                                        3,900              275
  Steel Dynamics                                         6,600              249
  Temple-Inland                                            145                9
  Titanium Metals*                                       2,000               70
  United States Steel                                    4,800              425
  Valspar                                               14,200              385
  Vulcan Materials                                       5,800              676
  Weyerhaeuser (B)                                       6,200              532
                                                                  -------------
                                                                         20,268
                                                                  -------------
TELECOMMUNICATION SERVICES -- 3.5%
  Alltel                                                 4,335              263
  American Tower, Cl A*                                 34,337            1,330
  AT&T                                                 293,004           10,783
  CenturyTel                                            26,929            1,205
  Citizens Communications (B)                           11,618              175
  Crown Castle International (B)*                       49,354            1,617
  Embarq                                                    99                5
  Leap Wireless International*                           1,800              122
  Sprint Nextel                                        126,726            2,443
  Telephone & Data Systems                               3,000              167
  US Cellular*                                           1,600              115
  Verizon Communications                               142,795            5,345
  Vodafone Group ADR                                     4,600              128
  Windstream                                             8,300              125
                                                                  -------------
                                                                         23,823
                                                                  -------------
UTILITIES -- 3.0%
  AES*                                                   5,600              119
  Allegheny Energy*                                      2,922              138
  Alliant Energy                                        21,200              887
  Ameren                                                 4,800              251
  American Electric Power                               47,931            2,150
  Atmos Energy                                           4,900              155
  Centerpoint Energy (B)                                29,200              521
  Constellation Energy Group                             3,499              275
  Dominion Resources                                     3,952              338
  DTE Energy (B)                                        19,200              889
  Duke Energy                                              925               18
  Edison International                                  15,700              737
  Energen                                               11,900              577
  Energy East (B)                                       19,900              492
  Entergy                                                4,399              434
  Equitable Resources                                      500               21
  Exelon                                                 1,954              129
  FirstEnergy                                           28,203            1,765
  FPL Group                                              2,500              148
  Great Plains Energy                                    4,200              131
  KeySpan                                                8,600              353
  MDU Resources Group                                    3,421               90
  Mirant*                                               13,800              514
  National Fuel Gas (B)                                  3,500              146
  NiSource                                               6,900              164
  Northeast Utilities                                    8,300              241
  NRG Energy*                                           13,843              917

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Shares/
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  NSTAR                                                  4,600    $         157
  OGE Energy                                             6,200              239
  Oneok                                                  7,500              313
  Pepco Holdings                                        39,700            1,057
  PG&E (B)                                              25,819            1,199
  Pinnacle West Capital                                 10,800              512
  PPL                                                   18,365              698
  Progress Energy                                        2,600              127
  Public Service Enterprise Group                        3,220              241
  Puget Energy                                           2,730               67
  Reliant Energy (B)*                                   21,100              357
  SCANA                                                    281               12
  Sempra Energy                                          2,467              148
  Southern                                                 339               12
  TXU                                                   19,775            1,308
  UGI                                                   13,700              358
  Wisconsin Energy                                       4,700              225
  Xcel Energy (B)                                       25,445              601
                                                                  -------------
                                                                         20,231
                                                                  -------------
Total Common Stock
  (Cost $536,891) ($ Thousands)                                         653,561
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 4.0%

FINANCIALS -- 4.0%
  American General Finance (E) (F)
    5.370%, 03/17/08                             $       1,667            1,667
  Bear Stearns EXL (E)
    5.360%, 03/17/08                                     2,046            2,046
  Countrywide Financial MTN (E)
    5.443%, 06/27/07                                       690              690
  Countrywide Financial MTN, Ser A (E)
    5.440%, 10/31/07                                     1,724            1,724
  Irish Life & Permanent MTN, Ser X (E) (F)
    5.366%, 02/21/08                                     1,529            1,529
  Islandsbanki (E) (F)
    5.390%, 03/22/07                                       977              977
    5.370%, 04/06/07                                     1,724            1,724
  Jackson National Life Funding (E) (F)
    5.320%, 04/01/08                                     2,529            2,529
  Kaupthing Bank MTN (E) (F)
    5.400%, 03/20/07                                     2,874            2,874
  Landsbanki Islands (E) (F)
    5.410%, 03/16/07                                     2,184            2,184
  Morgan Stanley EXL (E)
    5.400%, 03/04/08                                       402              402
  Morgan Stanley EXL, Ser S (E)
    5.363%, 03/04/08                                       575              575
  Nationwide Building Society (E) (F)
    5.440%, 10/26/07                                       632              632
    5.370%, 03/07/08                                     1,150            1,150
  Northern Rock (E) (F)
    5.360%, 03/03/08                                     1,184            1,184
  Premium Asset Trust, Ser 2004-10 (E) (F)
    5.380%, 03/17/08                                     1,609            1,609
  SLM EXL, Ser S (E) (F)
    5.320%, 03/17/08                                     1,264            1,264
  Skandinav Enskilda Bank (E) (F)
    5.324%, 03/18/08                                     1,264            1,264

-------------------------------------------------------------------------------
                                                 Face Amount
                                                 ($ Thousands)    Market Value
Description                                      /Shares          ($ Thousands)
-------------------------------------------------------------------------------
  Stanfield Victoria LLC MTN (F)
    5.385%, 06/11/07                             $       1,149    $       1,150
                                                                  -------------
Total Corporate Obligations
  (Cost $27,174) ($ Thousands)                                           27,174
                                                                  -------------
CASH EQUIVALENTS  -- 3.9%
  First Union Cash Management
     Program, 5.210% **                              1,056,778            1,057
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% **               25,474,394           25,474
                                                                  -------------
Total Cash Equivalents
  (Cost $26,531) ($ Thousands)                                           26,531
                                                                  -------------

COMMERCIAL PAPER (C) (D) -- 3.3%

FINANCIALS -- 3.3%
  Brahms Funding
    5.299%, 03/13/07                                       172              172
    5.295%, 03/08/07                                     1,079            1,078
  Broadhollow Funding
    5.304%, 03/19/07                                       460              459
  Buckingham CDO II LLC
    5.307%, 03/23/07                                       575              573
  Citius I Funding LLC
    5.306%, 03/22/07                                     1,148            1,145
  Citius II Funding LLC
    5.315%, 04/02/07                                     1,149            1,144
    5.306%, 03/22/07                                       575              573
    5.293%, 03/05/07                                       405              405
  KKR Pacific Funding Trust
    5.306%, 03/22/07                                       508              506
    5.302%, 03/16/07                                     2,874            2,867
  Mica Funding LLC
    5.304%, 03/19/07                                     2,012            2,006
    5.293%, 03/05/07                                       575              574
  Rams Funding Two LLC
    5.319%, 03/12/07                                       460              459
    5.315%, 03/26/07                                       575              573
    5.306%, 03/22/07                                       833              830
    5.303%, 03/05/07                                       575              574
  Rhineland Funding Capital
    5.339%, 05/15/07                                     1,225            1,212
    5.338%, 05/14/07                                       489              484
    5.311%, 03/28/07                                     1,255            1,250
  Thornburg Mortgage Capital Resource
    5.315%, 03/26/07                                       575              573
    5.301%, 03/15/07                                     1,149            1,147
  Transamerica Security Liquidity
    Notes
    5.300%, 03/01/07                                       555              555
  Valour Bay Capital LLC
    5.350%, 05/16/07                                     1,437            1,421
    5.326%, 03/22/07                                     1,079            1,075
    5.321%, 03/15/07                                       863              861
                                                                  -------------
Total Commercial Paper
  (Cost $22,516) ($ Thousands)                                           22,516
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.5%
  U.S. Treasury Bill
    5.090%, 05/24/07                             $       3,060    $       3,024
                                                                  -------------
Total U.S. Treasury Obligations
  (Cost $3,024) ($ Thousands)                                             3,024
                                                                  -------------
ASSET-BACKED SECURITIES (C) (E) (F) -- 0.4%

MORTGAGE RELATED SECURITIES -- 0.4%
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    5.430%, 10/09/07                                       862              862
  Newcastle CDO, Ser 2005-6A,
    Cl IM1
    5.380%, 04/24/07                                       230              230
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM
    5.350%, 09/28/07                                       855              855
  Witherspoon CDO Funding
    5.330%, 03/15/07                                       992              992
                                                                  -------------
Total Asset-Backed Securities
  (Cost $2,939) ($ Thousands)                                             2,939
                                                                  -------------

CERTIFICATES OF DEPOSIT (C)(D) -- 0.3%
  Barclays Bank (E)
    5.440%, 06/11/07                                       575              575
  CC USA MTN (F)
    5.520%, 06/18/07                                     1,149            1,149
  U.S. Trust of New York (E)
    5.360%, 03/13/07                                       460              460
                                                                  -------------
Total Certificates of Deposit
  (Cost $2,184) ($ Thousands)                                             2,184
                                                                  -------------
MASTER NOTE (C) -- 0.1%
  Bear Stearns
    5.433%, 03/01/07                                       345              345
                                                                  -------------
Total Master Note
  (Cost $345) ($ Thousands)                                                 345
                                                                  -------------


                                                 Number of
                                                 Warrants
                                                 -------------
WARRANTS  -- 0.0%

FINANCIALS -- 0.0%
  Lucent Technologies,
     Expires 12/10/07*                                     758               --
                                                                  -------------
Total Warrants
  (Cost $0) ($ Thousands)                                                    --
                                                                  -------------

REPURCHASE AGREEMENTS (C) (G) -- 2.2%
Barclays
  5.310%, dated 02/28/07, to be
  repurchased on 03/01/07, repurchase
  price $20,786 (collateralized by a.
  U.S. Government Obligation, par value
  $21,036, 4.875%, 06/04/08, total
  market value $21,249)                          $          21               21

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
Deutsche Bank
  5.320%, dated 02/28/07, to be
  repurchased on 03/01/07, repurchase
  price $1,442,456 (collateralized by a
  U.S. Government Obligation, par value
  $1,329,134, 12.000%, 08/15/13, total
  market value $1,471,098)                       $       1,442    $       1,442
Lehman Brothers
  5.310%, dated 02/28/07, to be
  repurchased on 03/01/07, repurchase
  price $13,802,320 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $11-$20,368,760,
  0.000%-9.650%, 03/20/07-04/15/30,
  total market value $14,076,297)                       13,800           13,800
                                                                  -------------
Total Repurchase Agreements
  (Cost $15,263) ($ Thousands)                                           15,263
                                                                  -------------
Total Investments -- 110.9%
  (Cost $636,867) ($ Thousands)++                                 $     753,537
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2007


Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                                                    Unrealized
                                                                       Number of                 Appreciation/
                                                                       Contracts   Expiration   (Depreciation)
Type of Contract                                                    Long (Short)         Date    ($ Thousands)
--------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index                                                       69     Mar-2007   $         (231)
S&P Mid 400 Index E-Mini                                                      43     Mar-2007               68
                                                                                                --------------

                                                                                                $         (163)
                                                                                                ==============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2007

Percentages are based on Net Assets of $679,410 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investments Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at February 28, 2007. The total value of securities on loan at February 28, 2007 $68,814 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2007 was $70,421 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Tri-Party Repurchase Agreement

ADR -- American Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl  -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.

++ At February 28, 2007, the tax basis cost of the Fund's investments was $636,867 ($ Thousands), and the unrealized appreciation and depreciation were $126,619 ($ Thousands) and $(9,949) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK  -- 93.3%

CONSUMER DISCRETIONARY -- 13.0%
  Abercrombie & Fitch, Cl A                              2,500    $         195
  Aeropostale (B)*                                      12,700              465
  Amazon.com*                                           10,824              424
  American Eagle Outfitters                             31,300              972
  AnnTaylor Stores*                                      2,200               78
  Autoliv                                                9,300              531
  Autozone*                                                800              100
  Barnes & Noble                                         6,901              283
  Big Lots*                                             10,800              270
  Bright Horizons Family Solutions*                        500               20
  Brinker International (B)                             22,200              755
  Cablevision Systems, Cl A                             65,319            1,924
  Carmax*                                                2,971              157
  CBS, Cl B (B)                                         18,500              561
  Choice Hotels International                            1,373               51
  Circuit City Stores                                   13,952              266
  Claire's Stores                                          800               26
  Clear Channel Communications                           2,536               92
  Coach (B)*                                            26,600            1,256
  Coldwater Creek*                                       1,100               20
  Comcast, Cl A*                                        75,027            1,930
  CTC Media*                                             6,700              141
  Darden Restaurants                                     3,200              131
  DeVry                                                  1,000               28
  Dick's Sporting Goods*                                 1,200               63
  Dillard's, Cl A                                        2,700               90
  DIRECTV Group (B)*                                    85,894            1,938
  Discovery Holding, Cl A*                               3,700               59
  Dollar Tree Stores*                                   12,400              423
  Dow Jones                                                500               18
  DSW, Cl A*                                               600               24
  E.W. Scripps, Cl A                                       900               41
  Eastman Kodak                                         29,239              698
  EchoStar Communications, Cl A*                        21,280              864
  Expedia*                                               5,700              121
  Family Dollar Stores                                  10,100              293
  Federated Department Stores (B)                        9,900              442
  Foot Locker                                            5,500              125
  Ford Motor                                            45,183              358
  GameStop, Cl A*                                          900               47
  Gannett*                                               1,600               98
  Gap                                                    1,500               29
  General Motors (B)                                    37,441            1,195
  Gentex                                                23,700              396
  Genuine Parts                                          3,000              146
  Goodyear Tire & Rubber*                               24,385              600
  Gymboree (B)*                                          8,700              328
  Harley-Davidson                                        7,200              475
  Harman International Industries                          600               60
  Harrah's Entertainment                                   570               48
  Hasbro                                                18,400              521
  Hibbett Sports*                                        3,300              103
  Hilton Hotels                                          2,900              102
  Home Depot                                             5,000              198
  IAC/InterActive (B)*                                  15,800              619
  Idearc                                                22,269              757
  International Game Technology                         61,600            2,541
  International Speedway, Cl A                             300               16
  Interpublic Group*                                    23,886              301
  ITT Educational Services*                             12,200              976
  J Crew Group*                                          2,300               83
  J.C. Penney                                           15,970            1,295
  Jarden*                                                1,400               51
  Johnson Controls                                       3,800              356

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Jones Apparel Group (B)                               17,100    $         563
  Kohl's*                                               17,800            1,228
  Lamar Advertising, Cl A*                               3,800              243
  Las Vegas Sands*                                         400               35
  Laureate Education*                                      500               30
  Leggett & Platt                                        4,500              107
  Liberty Global, Cl A*                                  5,900              170
  Liberty Media Holding-Capital, Ser A*                  3,100              334
  Liberty Media Holding-Interactive, Cl A*               7,150              169
  Limited Brands                                         3,300               91
  Liz Claiborne                                          2,000               90
  Marriott International, Cl A                           5,562              267
  Marvel Entertainment*                                  4,000              111
  Mattel (B)                                            37,400              973
  McDonald's (B)                                        13,200              577
  McGraw-Hill                                           10,200              659
  Meredith                                                 300               18
  MGM Mirage                                            30,900            2,195
  Newell Rubbermaid                                      8,400              257
  News, Cl A*                                           21,000              473
  Nike, Cl B                                             3,200              334
  Nordstrom                                              4,600              244
  Nutri/System*                                          2,000               90
  NVR*                                                   1,100              745
  Office Depot*                                         27,871              930
  OfficeMax                                              3,765              195
  Omnicom Group                                          2,000              207
  PetSmart (B)                                          13,800              418
  Polo Ralph Lauren                                      7,000              609
  Pool (B)                                              10,000              351
  Priceline.com*                                         1,300               68
  RadioShack                                             2,825               71
  Rent-A-Center*                                         1,100               31
  Ross Stores (B)                                       11,400              374
  Saks                                                   3,800               73
  Sears Holdings*                                        3,929              708
  Select Comfort*                                        6,900              128
  Shaw Communications, Cl B                             14,200              490
  Sherwin-Williams                                       2,600              173
  Snap-On                                                2,200              110
  Staples                                               91,000            2,368
  Starbucks (B)*                                        10,400              321
  Target                                                 6,341              390
  Thor Industries*                                         300               13
  Tim Hortons                                            1,483               45
  Time Warner                                           50,400            1,026
  TJX                                                   20,921              575
  Tribune                                                5,500              165
  TRW Automotive Holdings*                               8,049              245
  United Auto Group                                     12,858              282
  Universal Technical Institute*                         2,300               54
  Univision Communications, Cl A*                        4,300              155
  VF                                                     4,000              319
  Viacom, Cl B (B)*                                     12,900              504
  Virgin Media                                           1,157               30
  Walt Disney (B)                                       53,197            1,823
  Warner Music Group                                       800               16
  Washington Post, Cl B                                    184              141
  Weight Watchers International                         32,000            1,512
  Wendy's International                                  2,100               67
  Whirlpool                                             16,475            1,453
  Wynn Resorts*                                          1,200              118
  Yum! Brands (B)                                       10,300              597
                                                                  -------------
                                                                         54,732
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.8%
  Alberto-Culver*                                        2,400    $          53
  Altria Group (B)                                      11,700              986
  Anheuser-Busch (B)                                    19,800              972
  Archer-Daniels-Midland (B)                            28,689              986
  Avon Products                                          4,400              161
  BJ's Wholesale Club*                                   6,301              203
  Brown-Forman, Cl B                                     2,100              138
  Campbell Soup                                          6,300              257
  Chattem*                                               4,500              240
  Church & Dwight                                        3,100              149
  Clorox                                                10,600              672
  Coca-Cola                                             28,900            1,349
  Coca-Cola Enterprises (B)                             14,300              287
  Colgate-Palmolive                                      7,300              492
  ConAgra Foods (B)                                     37,300              941
  Constellation Brands, Cl A*                            1,293               30
  Corn Products International                            9,654              309
  Costco Wholesale                                       1,800              101
  CVS                                                    1,500               47
  Dean Foods*                                           22,007              991
  Del Monte Foods                                        4,700               54
  Energizer Holdings*                                    5,700              490
  Estee Lauder, Cl A                                    14,600              699
  General Mills                                         12,600              710
  Hansen Natural*                                        2,100               73
  Herbalife*                                             1,500               56
  Hershey                                                  700               37
  HJ Heinz                                               8,500              390
  Hormel Foods                                           5,600              204
  JM Smucker                                             3,000              149
  Kellogg                                                5,000              250
  Kimberly-Clark                                         7,500              511
  Kraft Foods, Cl A                                      3,700              118
  Kroger (B)                                            66,003            1,694
  Loews - Carolina                                      25,436            1,832
  McCormick                                              4,900              188
  Molson Coors Brewing, Cl B                             1,200              101
  NBTY*                                                 11,300              550
  Peet's Coffee & Tea*                                   1,300               33
  Pepsi Bottling Group                                   8,200              254
  PepsiAmericas                                          1,800               38
  PepsiCo                                               18,400            1,162
  Procter & Gamble (B)                                  60,800            3,860
  Reynolds American                                     15,900              971
  Rite Aid*                                             20,036              120
  Safeway                                               20,100              695
  Sara Lee                                               1,300               21
  Smithfield Foods*                                      1,413               41
  Supervalu                                                973               36
  Sysco                                                 15,368              507
  Tyson Foods, Cl A                                     50,065              914
  UST                                                    4,800              279
  Wal-Mart Stores (B)                                   82,522            3,986
  Walgreen                                              58,500            2,616
  Wild Oats Markets*                                     1,100               20
                                                                  -------------
                                                                         33,023
                                                                  -------------
ENERGY -- 6.9%
  Anadarko Petroleum                                     3,900              157
  Apache                                                   200               14
  Baker Hughes                                           6,300              410
  BJ Services (B)                                       11,200              300
  Cabot Oil & Gas                                          800               54
  Cameron International*                                 2,900              164
  Chesapeake Energy (B)                                 14,500              442

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Chevron (B)                                           59,788    $       4,102
  Cimarex Energy                                         1,200               42
  Complete Production Services*                          3,600               69
  ConocoPhillips (B)                                    26,297            1,720
  Devon Energy                                           3,200              210
  El Paso                                                  300                4
  EnCana                                                 8,200              399
  Exxon Mobil (B)                                      138,886            9,955
  FMC Technologies*                                      2,100              138
  Foundation Coal Holdings                                 500               16
  Frontier Oil                                           2,900               86
  Grant Prideco*                                         9,800              425
  Halliburton (B)                                       18,600              574
  Helmerich & Payne                                        700               19
  Hess                                                  10,400              552
  Holly                                                  8,900              494
  Kinder Morgan                                          1,000              106
  Marathon Oil                                          19,068            1,730
  National Oilwell Varco*                                1,529              107
  Noble Energy                                             300               17
  Occidental Petroleum                                   6,100              282
  Oceaneering International*                             1,600               63
  Overseas Shipholding Group                             1,800              109
  Patterson-UTI Energy                                   6,400              143
  Petro-Canada*                                         11,200              415
  Petroleum Development*                                   300               16
  Plains Exploration & Production*                         300               14
  Pride International*                                   5,575              161
  SEACOR Holdings*                                         400               39
  Smith International                                      200                8
  Southwestern Energy*                                     400               16
  Spectra Energy*                                          362                9
  Sunoco                                                16,848            1,087
  Superior Energy Services*                             10,900              334
  Tesoro                                                 9,152              834
  Tetra Technologies*                                    1,800               40
  Tidewater (B)                                         18,400              956
  Valero Energy                                         16,500              951
  Williams (B)                                          40,369            1,089
  XTO Energy                                             4,900              253
                                                                  -------------
                                                                         29,125
                                                                  -------------
FINANCIALS -- 18.3%
  A.G. Edwards                                           5,500              353
  Affiliated Managers Group*                               300               34
  Affordable Residential Communities+*                   5,300               63
  Aflac                                                  3,500              165
  Alleghany*                                               100               39
  Allied Capital                                         3,200              100
  Allstate                                              13,792              828
  AMB Property+                                            100                6
  AMBAC Financial Group (B)                              2,400              210
  American Capital Strategies                            2,300              102
  American Express                                       9,495              540
  American Financial Group (B)                          14,790              518
  American International Group                          19,800            1,329
  AmeriCredit (B)*                                      12,100              296
  Ameriprise Financial                                   3,000              175
  Annaly Capital Management+ (B)                        22,800              320
  AON                                                   35,177            1,324
  Apartment Investment & Management, Cl A+               1,100               65
  Archstone-Smith Trust+                                 1,100               62
  Arthur J. Gallagher                                      400               11
  Ashford Hospitality Trust+                               900               11
  Assurant                                              16,564              885
  Astoria Financial                                        400               11

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  AvalonBay Communities+                                 6,871    $         945
  Axis Capital Holdings                                 14,600              494
  Bank of America (B)                                   74,618            3,796
  Bank of New York                                       4,400              179
  BB&T                                                   4,800              204
  Bear Stearns                                           4,500              685
  BlackRock                                                300               48
  Boston Properties+                                     5,515              662
  Brandywine Realty Trust+                                 100                4
  BRE Properties, Cl A+                                  1,800              119
  Brookfield Asset Management, Cl A                      2,100              113
  Brown & Brown                                          2,000               56
  Camden Property Trust+                                 1,100               79
  Capital One Financial                                  2,231              172
  CapitalSource+                                         3,500               90
  CB Richard Ellis Group, Cl A*                          4,900              163
  Cbot Holdings, Cl A*                                     400               65
  Charles Schwab                                         2,700               50
  Chicago Mercantile Exchange Holdings, Cl A             4,700            2,534
  Chubb                                                  5,700              291
  Cincinnati Financial                                     400               17
  CIT Group                                              5,090              287
  Citigroup (B)                                         93,320            4,703
  CNA Financial*                                         6,402              263
  Colonial BancGroup                                     2,200               57
  Comerica                                              13,100              791
  Commerce Bancorp                                       3,300              110
  Commerce Bancshares                                      855               42
  Compass Bancshares                                     1,900              131
  Conseco*                                               3,066               61
  Countrywide Financial                                 15,800              605
  Credicorp                                              2,800              134
  Cullen/Frost Bankers                                   1,200               65
  Duke Realty+                                           1,800               79
  East West Bancorp                                        700               26
  Eaton Vance                                            6,500              226
  Equity Residential+                                    2,900              147
  Erie Indemnity, Cl A                                     300               16
  Essex Property Trust+                                    800              111
  Everest Re Group                                         900               88
  Fannie Mae*                                           25,316            1,436
  Federal Realty Investment Trust+                         300               27
  Fidelity National Financial, Cl A                        457               11
  Fifth Third Bancorp                                      100                4
  First American                                         3,125              147
  First Cash Financial Services (B)*                     8,500              191
  First Community Bancorp                                  400               22
  First Horizon National                                 1,200               52
  First Marblehead                                      11,250              508
  Forest City Enterprises, Cl A                          2,900              179
  Franklin Resources                                     2,900              340
  Freddie Mac                                            4,036              259
  Fulton Financial                                       1,600               25
  Genworth Financial, Cl A                               2,800               99
  Goldman Sachs Group                                   13,262            2,674
  Hanover Insurance Group                                9,100              427
  Hartford Financial Services Group                      1,600              151
  HCC Insurance Holdings                                   700               22
  Health Care Property Investors+                        1,000               37
  Health Care+                                             400               18
  Hospitality Properties Trust+                          3,100              143
  Host Hotels & Resorts+                                 4,144              109
  HRPT Properties Trust+                                 6,200               80
  Hudson City Bancorp                                   10,700              143
  Huntington Bancshares                                    800               19
  IMPAC Mortgage Holdings+                              11,700               77
  IndyMac Bancorp                                        1,300               45

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  IntercontinentalExchange*                             23,900    $       3,605
  Investors Financial Services                             400               23
  iStar Financial+                                       6,500              311
  Janus Capital Group (B)                               12,400              264
  Jefferies Group                                          900               24
  JER Investors Trust+*                                  4,500               86
  Jones Lang LaSalle*                                    7,900              836
  JPMorgan Chase (B)                                   117,509            5,805
  Keycorp                                                8,100              306
  Kimco Realty+                                            500               25
  KKR Financial+*                                        1,500               41
  Legg Mason                                               200               21
  Lehman Brothers Holdings (B)                          29,915            2,193
  Leucadia National                                      2,200               62
  Lincoln National                                       1,100               75
  Loews                                                 52,721            2,290
  M&T Bank                                               1,600              192
  Mack-Cali Realty+                                      1,000               52
  Markel*                                                  528              253
  Marsh & McLennan                                       8,013              236
  Marshall & Ilsley                                      1,900               90
  Mellon Financial                                       5,701              248
  Mercantile Bankshares                                    900               42
  Merrill Lynch (B)                                     30,559            2,557
  Metlife                                               10,088              637
  MGIC Investment                                        4,800              290
  Moody's                                               37,700            2,440
  Morgan Stanley (B)                                    36,669            2,747
  National City (B)                                     25,700              973
  Nationwide Financial Services, Cl A                    1,100               59
  New Century Financial+                                 1,400               21
  New Plan Excel Realty Trust+                           1,150               38
  New York Community Bancorp                             7,500              126
  Newcastle Investment+                                  4,400              130
  Northern Trust                                         2,800              169
  Nuveen Investments, Cl A                               1,200               58
  NYSE Group*                                              200               17
  Odyssey Re Holdings                                    8,500              331
  Old Republic International                             4,800              107
  Peoples Bank                                           2,300              102
  Philadelphia Consolidated Holding*                     1,300               60
  PMI Group                                             12,800              600
  PNC Financial Services Group                           4,800              352
  Principal Financial Group                             11,100              676
  Progressive                                            6,000              138
  Prologis+                                                600               40
  Prudential Financial                                     900               82
  Public Storage+                                        1,955              198
  Radian Group                                          16,700              959
  Raymond James Financial                                5,491              165
  Rayonier+                                             11,679              522
  Realogy*                                                 500               15
  Regions Financial (B)                                 12,844              460
  Reinsurance Group of America                           1,100               63
  Safeco                                                14,472              966
  SL Green Realty+                                       1,849              270
  SLM                                                      400               17
  Sovereign Bancorp                                        500               13
  Stancorp Financial Group                                 300               14
  State Street                                           2,700              177
  SunTrust Banks                                         9,500              801
  Synovus Financial                                      1,100               36
  T. Rowe Price Group                                    3,400              158
  TD Banknorth                                             600               19
  Thornburg Mortgage+ (B)                               15,800              400
  Torchmark                                              3,700              237
  Transatlantic Holdings                                 3,300              218
  Travelers (B)                                         26,997            1,370

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  United Dominion Realty Trust+                          2,400    $          78
  US Bancorp (B)                                        18,400              656
  Valley National Bancorp                                4,010              101
  Ventas+                                                1,400               64
  Vornado Realty Trust+                                    800              102
  Wachovia (B)                                          33,474            1,853
  Washington Mutual                                      4,912              212
  Wells Fargo (B)                                       78,061            2,709
  Whitney Holding                                        2,900               92
  Wilmington Trust                                         600               26
  WR Berkley                                            18,022              588
  Zions Bancorporation                                   1,200              102
                                                                  -------------
                                                                         76,891
                                                                  -------------
HEALTH CARE -- 12.3%
  Abbott Laboratories                                    4,300              235
  Aetna (B)                                             25,900            1,147
  Allergan                                              24,800            2,770
  AmerisourceBergen                                     42,656            2,247
  Amgen (B)*                                            16,857            1,083
  Applera - Applied Biosystems Group                     8,500              262
  Barr Pharmaceuticals*                                  1,100               58
  Bausch & Lomb*                                         2,842              149
  Baxter International                                  10,458              523
  Becton Dickinson (B)                                   9,500              722
  Biogen Idec*                                          11,300              511
  Biomet                                                   200                8
  Bristol-Myers Squibb                                   7,800              206
  C.R. Bard                                              2,000              160
  Cardinal Health                                       50,941            3,570
  Caremark Rx                                            2,303              142
  Celgene*                                               4,200              224
  Cephalon*                                                700               50
  Cerner*                                                4,300              224
  Charles River Laboratories International (B)*          9,200              422
  Cigna                                                  6,071              865
  Covance*                                               1,100               68
  Cytyc (B)*                                            13,700              415
  DaVita*                                                  100                5
  Dentsply International                                 1,900               60
  Dionex*                                                  300               18
  Edwards Lifesciences*                                    900               45
  Eli Lilly (B)                                         11,500              605
  Emdeon*                                                7,500              112
  Express Scripts*                                       7,299              550
  Forest Laboratories*                                  20,700            1,071
  Genentech*                                            33,494            2,826
  Gilead Sciences*                                       5,400              386
  Haemonetics*                                           2,100               95
  Health Net*                                           13,473              720
  Henry Schein*                                         10,131              529
  Hillenbrand Industries                                14,124              845
  Humana*                                               15,415              922
  ICU Medical*                                           3,200              125
  Idexx Laboratories*                                      900               78
  ImClone Systems*                                         200                6
  IMS Health                                            12,546              362
  Integra LifeSciences Holdings*                         1,700               71
  Invitrogen*                                              800               51
  Johnson & Johnson (B)                                 48,000            3,026
  Kinetic Concepts*                                      1,000               49
  King Pharmaceuticals (B)*                             17,604              328
  Laboratory of America Holdings*                        9,000              718
  LifePoint Hospitals*                                   1,000               37
  Lincare Holdings*                                        100                4
  Manor Care                                             2,652              142

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  McKesson                                              46,366    $       2,585
  Medco Health Solutions (B)*                           35,864            2,425
  Medimmune (B)*                                         9,500              303
  Medtronic                                             10,400              524
  Mentor                                                 4,500              216
  Merck (B)                                             35,200            1,554
  MGI Pharma*                                            1,200               25
  Mylan Laboratories                                    12,500              265
  PDL BioPharma (B)*                                    19,000              363
  Pediatrix Medical Group*                                 200               11
  PerkinElmer                                            5,000              118
  Pfizer (B)                                           154,469            3,856
  Pharmaceutical Product Development                       300               10
  PolyMedica                                               700               29
  Quest Diagnostics                                      2,000              102
  Resmed*                                                  600               29
  Schering-Plough                                        5,600              131
  Sepracor*                                                300               16
  Sierra Health Services*                                  300               11
  STERIS                                                 3,500               91
  Stryker                                                1,800              112
  Tenet Healthcare*                                     10,082               69
  Thermo Fisher Scientific*                              5,300              240
  Triad Hospitals*                                         500               25
  United Therapeutics*                                   7,700              433
  UnitedHealth Group                                    61,800            3,226
  Universal Health Services, Cl B                        1,200               69
  Varian Medical Systems*                                  300               14
  VCA Antech*                                            3,500              128
  Vertex Pharmaceuticals*                                  200                6
  Waters*                                                  900               49
  WellCare Health Plans*                                 1,300              107
  WellPoint*                                            15,825            1,256
  Wyeth (B)                                             23,958            1,172
  Zimmer Holdings*                                      28,300            2,387
                                                                  -------------
                                                                         51,804
                                                                  -------------
INDUSTRIALS -- 10.2%
  3M                                                     3,100              230
  Actuant, Cl A                                            300               16
  Acuity Brands                                         10,200              565
  Adesa                                                    500               14
  AGCO*                                                  3,500              127
  Alliant Techsystems*                                     200               17
  Allied Waste Industries*                               6,000               77
  American Standard                                      1,500               79
  AMR*                                                  11,914              406
  Applied Industrial Technologies                        1,750               42
  Armor Holdings*                                          200               13
  Avery Dennison                                           900               60
  Boeing (B)                                            25,901            2,260
  Brink's                                                1,500               89
  Burlington Northern Santa Fe                           7,800              618
  C.H. Robinson Worldwide                                3,300              168
  Canadian National Railway                              4,800              210
  Carlisle                                               4,239              369
  Caterpillar                                           13,100              844
  Con-way                                                6,200              304
  Continental Airlines, Cl B*                            3,400              135
  Copart*                                                1,600               47
  Corporate Executive Board                              4,200              327
  Corrections of America*                                2,600              136
  Covanta Holding*                                       3,500               80
  Crane                                                    600               23
  CSX (B)                                               21,300              802
  Cummins                                                3,885              523
  Danaher                                                1,900              136

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Deere                                                  1,800    $         195
  Dover                                                  9,200              440
  Dun & Bradstreet*                                     12,831            1,133
  Eaton                                                  4,500              365
  Emerson Electric                                      12,100              521
  Equifax                                                  500               19
  Expeditors International Washington                   49,800            2,234
  FedEx                                                 18,337            2,094
  Flowserve*                                            11,017              572
  Fluor                                                  5,505              465
  Gardner Denver (B)*                                   12,600              427
  General Dynamics                                       2,800              214
  General Electric (B)                                 102,768            3,589
  Graco                                                  2,400               97
  Harsco                                                 5,723              491
  Herman Miller (B)                                     11,800              454
  Honeywell International (B)                           56,611            2,629
  HUB Group, Cl A*                                       1,100               35
  Illinois Tool Works                                      200               10
  ITT                                                      800               47
  Jacobs Engineering Group*                             13,125            1,186
  John H. Harland                                          500               25
  KBR*                                                     776               18
  Kennametal                                               300               18
  L-3 Communications Holdings                            1,000               87
  Laidlaw International*                                   600               21
  Lennox International                                   2,586               89
  Lincoln Electric Holdings                                200               12
  Lockheed Martin                                       10,500            1,021
  Manitowoc                                              2,500              147
  Manpower                                               7,401              550
  MSC Industrial Direct, Cl A                            9,000              388
  Norfolk Southern                                      11,300              536
  Northrop Grumman                                      26,763            1,923
  Oshkosh Truck                                          1,100               59
  Paccar                                                 3,650              254
  Parker Hannifin                                       12,400            1,022
  Pitney Bowes                                             800               38
  Precision Castparts                                    1,900              173
  Raytheon                                              20,123            1,078
  Republic Services                                        700               29
  Robert Half International (B)                         11,300              441
  Rockwell Automation                                    1,300               81
  Rockwell Collins                                       1,300               85
  Roper Industries                                         200               11
  RR Donnelley & Sons                                   28,267            1,023
  Ryder System                                          10,158              523
  Southwest Airlines                                     3,600               54
  Spirit Aerosystems Holdings, Cl A*                    11,737              346
  SPX                                                      600               42
  Stericycle*                                              800               62
  Teleflex                                               2,970              199
  Terex*                                                 1,400               92
  Textron                                                  600               55
  Thomas & Betts (B)*                                    1,100               56
  Timken                                                 7,748              221
  Toro                                                     600               32
  Trinity Industries (B)                                 7,300              305
  Tyco International                                    16,704              515
  UAL*                                                   8,529              341
  Union Pacific                                          5,500              542
  United Parcel Service, Cl B                           38,100            2,674
  United Technologies                                   15,500            1,017
  URS*                                                   1,100               46
  US Airways Group*                                      1,200               63
  Walter Industries                                         39                1
  Waste Management                                       7,700              262
  WESCO International*                                   6,634              443

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  WW Grainger                                              400    $          31
                                                                  -------------
                                                                         42,985
                                                                  -------------
INFORMATION TECHNOLOGY -- 16.0%
  Activision*                                            2,000               33
  Acxiom                                                   300                6
  Adobe Systems*                                         1,300               51
  Affiliated Computer Services, Cl A*                      936               49
  Agere Systems*                                        16,314              357
  Agilent Technologies (B)*                             24,488              777
  Akamai Technologies*                                   5,500              284
  Alliance Data Systems*                                 3,100              185
  Amphenol, Cl A                                         4,900              316
  Analog Devices (B)                                    13,800              500
  Anixter International*                                   800               50
  Apple*                                                 1,700              144
  Applied Materials (B)*                                74,850            1,390
  Arrow Electronics*                                    28,779            1,103
  Atmel*                                                11,404               63
  ATMI (B)*                                              8,900              296
  Autodesk*                                                500               21
  Automatic Data Processing (B)                         17,800              886
  Avaya*                                                16,700              205
  Avnet*                                                36,982            1,352
  BEA Systems*                                          13,100              156
  BMC Software*                                         12,900              398
  Broadcom, Cl A*                                          300               10
  Cadence Design Systems (B)*                           39,600              790
  CDW                                                      400               25
  Ceridian*                                              2,200               72
  Checkfree*                                            18,450              700
  Cisco Systems (B)*                                    96,000            2,490
  Citrix Systems*                                          400               13
  Cognizant Technology Solutions, Cl A*                  1,500              135
  Computer Sciences*                                    16,624              880
  Convergys*                                            23,900              615
  Cypress Semiconductor*                                   694               13
  Dell*                                                 17,683              404
  Diebold                                                7,600              360
  DST Systems*                                           4,031              284
  eBay*                                                 99,500            3,190
  Electronic Arts*                                         200               10
  Electronic Data Systems                               45,049            1,262
  EMC*                                                  40,800              569
  F5 Networks*                                           2,000              145
  Factset Research Systems                                 600               37
  Fair Isaac                                             6,300              246
  Fairchild Semiconductor International*                 2,662               50
  Fidelity National Information Services                 2,544              117
  First Data                                             3,400               87
  Fiserv (B)*                                           13,100              694
  Google, Cl A*                                          8,989            4,040
  Harris                                                 1,200               59
  Hewlett-Packard (B)                                   84,657            3,334
  Hyperion Solutions*                                    5,700              244
  Ingram Micro, Cl A*                                   45,277              880
  Integrated Device Technology*                          7,100              115
  Intel (B)                                             56,712            1,126
  International Business Machines (B)                   49,151            4,572
  Intevac*                                               4,700              128
  Intuit*                                               93,900            2,771
  Itron*                                                 3,200              207
  Jabil Circuit*                                        12,649              338
  Juniper Networks*                                        900               17
  Lam Research*                                          7,552              337
  Lexmark International, Cl A*                          12,200              739

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Linear Technology                                        400    $          13
  Mastercard, Cl A                                         200               21
  McAfee*                                                1,300               39
  MEMC Electronic Materials*                               500               26
  Mettler Toledo International*                          1,200              104
  Micron Technology                                     15,887              188
  Microsoft (B)                                        146,800            4,135
  MicroStrategy, Cl A*                                   3,600              454
  Molex                                                  4,400              129
  MoneyGram International                                  400               12
  Motorola (B)                                          18,200              337
  NCR*                                                   5,453              252
  Network Appliance (B)*                                17,200              665
  Novatel Wireless*                                      1,900               25
  Novellus Systems (B)*                                 16,300              525
  Nvidia*                                                7,303              226
  Oracle (B)*                                           99,000            1,627
  Paychex                                               54,600            2,218
  Polycom*                                              10,000              319
  QLogic*                                               17,100              301
  Qualcomm                                              78,400            3,158
  Rambus*                                                1,700               34
  Red Hat*                                                 900               20
  Research In Motion*                                   14,200            1,997
  Sabre Holdings, Cl A                                   4,200              136
  Salesforce.com*                                          600               26
  SanDisk*                                              38,200            1,391
  Seagate Technology                                    93,000            2,502
  Sirf Technology Holdings*                              4,000              114
  Spansion, Cl A*                                        8,454              103
  Symantec*                                              7,000              120
  Synopsys (B)*                                         19,400              496
  Talx                                                   2,000               68
  Tech Data*                                            26,151              975
  Tektronix                                                500               14
  Teradyne*                                             21,400              345
  Texas Instruments (B)                                 14,758              457
  Trimble Navigation*                                    2,000               53
  VeriFone Holdings*                                       500               20
  VeriSign*                                              2,570               65
  Websense*                                              6,600              150
  Western Digital (B)*                                  15,300              293
  Western Union*                                        99,103            2,148
  Xerox*                                                13,577              234
  Xilinx                                                   400               10
                                                                  -------------
                                                                         67,272
                                                                  -------------
MATERIALS -- 3.5%
  Air Products & Chemicals                                 700               52
  Albemarle                                              1,600              131
  Alcoa                                                 19,600              655
  Allegheny Technologies                                 1,400              143
  Ashland                                                3,300              216
  Bemis                                                  4,500              149
  Cabot                                                    200                9
  Carpenter Technology                                     300               36
  Celanese, Ser A                                        1,500               43
  Commercial Metals                                      3,000               83
  Crown Holdings*                                       31,181              712
  Cytec Industries                                         600               35
  Dow Chemical (B)                                      20,100              880
  E.I. Du Pont de Nemours                                2,974              151
  Eagle Materials                                        6,000              278
  Eastman Chemical                                       3,100              183
  Ecolab                                                 5,800              245
  FMC                                                      600               44

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Freeport-McMoRan Copper & Gold, Cl B                     100    $           6
  Greif, Cl A                                            3,200              376
  Huntsman*                                             31,071              635
  International Flavors & Fragrances                     3,900              183
  International Paper                                    3,600              130
  Lyondell Chemical (B)                                 19,100              609
  Methanex                                              16,800              425
  Monsanto                                               1,000               53
  Mosaic*                                                2,300               59
  Nalco Holding*                                         5,699              136
  Newmont Mining                                         1,000               45
  Nova Chemicals                                        10,200              322
  Nucor                                                 11,700              712
  Owens-Illinois*                                       26,509              630
  Packaging of America                                     100                2
  Pactiv*                                                6,200              200
  Phelps Dodge                                           3,845              480
  PPG Industries                                         2,000              133
  Praxair                                               35,300            2,178
  Rohm & Haas                                            1,200               63
  Sealed Air                                               799               52
  Sigma-Aldrich                                          1,200               49
  Smurfit-Stone Container*                              60,483              746
  Sonoco Products                                        2,900              107
  Southern Copper                                        6,100              429
  Steel Dynamics                                         7,800              294
  Temple-Inland                                            200               12
  Titanium Metals*                                       1,800               63
  United States Steel                                    4,100              363
  Valhi                                                    832               19
  Valspar                                                1,500               41
  Vulcan Materials                                       9,400            1,095
                                                                  -------------
                                                                         14,692
                                                                  -------------
TELECOMMUNICATION SERVICES -- 2.8%
  Alltel (B)                                            10,000              606
  American Tower, Cl A*                                  4,100              159
  AT&T (B)                                             132,636            4,881
  Bell Aliant Regional
     Communications Income Fund (Canada)*                  254                6
  CenturyTel (B)                                        22,100              989
  Citizens Communications                                6,900              104
  Crown Castle International*                            3,100              102
  Embarq                                                 1,236               68
  Leap Wireless International*                           3,224              218
  Qwest Communications International*                   79,586              707
  Rogers Communications, Cl B                            8,000              261
  Sprint Nextel (B)                                     27,868              537
  Telephone & Data Systems                               6,400              357
  US Cellular*                                          20,353            1,460
  Verizon Communications (B)                            29,100            1,089
  Windstream                                             6,150               93
                                                                  -------------
                                                                         11,637
                                                                  -------------
UTILITIES -- 2.5%
  AES*                                                   4,200               90
  Allegheny Energy*                                      3,540              167
  Alliant Energy                                         5,315              222
  Ameren                                                 6,100              319
  American Electric Power (B)                            9,800              440
  Atmos Energy                                           3,400              107
  Centerpoint Energy                                     4,900               87
  CMS Energy*                                           20,190              352
  Consolidated Edison                                    1,900               92
  Constellation Energy Group                               200               16

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Shares/
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Dominion Resources                                     1,100    $          94
  DTE Energy                                               700               32
  Duke Energy                                              724               14
  Edison International                                  21,013              986
  Energen                                               14,600              708
  Energy East                                           23,500              581
  Entergy                                                1,000               99
  Equitable Resources                                      500               21
  Exelon                                                 2,200              145
  FirstEnergy                                            9,300              582
  FPL Group                                              1,800              106
  Great Plains Energy                                    2,600               81
  KeySpan                                                6,000              246
  MDU Resources Group                                    2,050               54
  Mirant*                                                3,000              112
  National Fuel Gas                                      2,100               88
  NiSource                                               4,900              117
  Northeast Utilities                                   13,314              387
  NRG Energy (B)*                                       10,400              689
  NSTAR                                                  3,200              109
  OGE Energy                                             4,100              158
  Oneok                                                  4,600              192
  Pepco Holdings                                           900               24
  PG&E                                                  10,800              501
  Pinnacle West Capital                                  2,200              104
  PPL                                                    1,000               38
  Public Service Enterprise Group                        2,448              183
  Puget Energy                                           1,500               37
  Questar                                                  200               17
  Reliant Energy*                                       10,681              181
  SCANA                                                    600               25
  Sempra Energy                                          1,300               78
  Southern                                                 300               11
  TXU (B)                                               25,048            1,657
  UGI                                                    9,700              253
  Xcel Energy                                            5,100              121
                                                                  -------------
                                                                         10,723
                                                                  -------------
Total Common Stock
  (Cost $369,487) ($ Thousands)                                         392,884
                                                                  -------------

ASSET-BACKED SECURITIES  -- 8.7%

MORTGAGE RELATED SECURITIES -- 8.7%
  Aames Mortgage Investment
    Trust,  Ser 2005-4, Cl B2 (D)
    8.070%, 03/12/07                             $          40               36
  Ace Securities, Ser 2003-OP1,
    Cl M1 (D)
    6.020%, 03/26/07                                       250              251
  American Home Mortgage
    Investment Trust, Ser 2006-1,
    Cl 2A3 (D)
    5.100%, 03/25/07                                       262              259
  Argent Securities, Ser 2003-W9,
    Cl M1 (D)
    6.010%, 03/26/07                                       215              215
  Bear Stearns Asset-Backed
    Securities, Ser 2007-AQ2, Cl A1
    5.440%, 12/25/36                                       866              866
  Bear Stearns Mortgage Funding
    Trust, Ser 2006-SL5, Cl 1A
    (D)
    5.470%, 03/26/07                                       532              532
  Carrington Mortgage Loan Trust,
    Ser 2005-NC3, Cl A1B (D)
    5.480%, 03/27/07                                       457              457

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Citigroup Mortgage Loan Trust,
    Ser 2006-FX1, Cl A1 (D)
    5.420%, 03/31/07                             $         225    $         225
  Countrywide Alternative Loan
    Trust, Ser 2004-33, Cl 1A1 (D)
    4.983%, 03/01/07                                       177              180
  Countrywide Alternative Loan
    Trust, Ser 2005-69, Cl M3 (D)
    6.470%, 03/27/07                                        30               30
  Countrywide Asset-Backed
    Certificates, Ser 2004-5, Cl 3A (D)
    5.550%, 03/27/07                                       289              289
  Countrywide Asset-Backed
    Certificates, Ser 2005-7, Cl MV8 (D)
    6.770%, 03/27/07                                        50               50
  Countrywide Asset-Backed
    Certificates, Ser 2006-S1, Cl A2
    5.549%, 08/25/21                                       267              267
  Countrywide Asset-Backed
    Certificates, Ser 2066-S9, Cl A1 (D)
    5.420%, 03/25/07                                     1,235            1,235
  Countrywide Home Equity Loan
    Trust, Ser 2006-D, Cl 2A (D)
    5.520%, 03/30/07                                       205              205
  Countrywide Home Loans, Ser
    2006-OA5, Cl 1M4 (D)
    6.370%, 03/27/07                                        50               50
  Countrywide Home Loans, Ser
    2007-HYB1, Cl 1A1 (D)
    5.616%, 03/25/37                                       897              901
  DSLA Mortgage Loan Trust, Ser
    2006-AR1, Cl M4 (D)
    6.060%, 03/19/07                                        49               49
  DSLA Mortgage Loan Trust, Ser
    2006-AR1, Cl M5 (D)
    6.130%, 03/19/07                                        30               30
  DSLA Mortgage Loan Trust, Ser
    2006-AR1, Cl M7 (D)
    7.070%, 03/19/07                                        30               30
  DSLA Mortgage Loan Trust, Ser
    2006-AR2, Cl M4 (D)
    5.920%, 03/19/07                                        60               60
  FBR Securitization Trust, Ser
    2005-4, Cl M11 (D)
    7.320%, 03/27/07                                        25               24
  First Franklin Mortgage Loan,
    Ser 2003-FF5, Cl M6 (D)
    8.820%, 03/25/07                                         3                3
  First Franklin Mortgage Loan,
    Ser 2005-FF4, Cl 2A3 (D)
    5.540%, 03/25/07                                       200              200
  First Franklin Mortgage Loan,
    Ser 2006-FFA, Cl A3 (D)
    5.440%, 03/25/07                                     1,161            1,161
  First Franklin Mortgage Loan,
    Ser 2006-FFB, Cl A2 (D)
    5.450%, 03/26/07                                       431              431
  First Horizon Alternative
    Mortgage Trust, Ser 2006-AA6,
    Cl 2A1 (D)
    5.724%, 03/01/07                                       844              850
  First Horizon Asset Securities,
    Ser 2006-AR1, Cl 2A1 (D)
    5.876%, 03/01/07                                     1,537            1,558

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  GMAC Mortgage Loan Trust, Ser
    2006-HE1, Cl A (D)
    5.530%, 03/25/07                             $         500    $         500
  GS Mortgage Securities, Ser
    2006-GG6, Cl AM (D)
    5.622%, 04/10/38                                       500              511
  GSAA Home Equity Trust, Ser
    2006-3N, Cl N1 (E)
    5.750%, 03/25/36                                         4                4
  Harborview Mortgage Loan Trust,
    Ser 2004-7, Cl 2A1 (D)
    3.379%, 03/01/07                                     1,148            1,156
  Hasco NIM Trust, Ser 2006-OP2A,
    Cl A (E)
    5.856%, 01/26/36                                        10               10
  Holmes Financing, Ser 2006-10A,
    Cl 1C (D) (E)
    5.630%, 04/16/07                                       100              100
  Home Equity Asset Trust, Ser
    2003-4, Cl M2 (D)
    7.220%, 03/25/07                                        50               50
  Home Equity Asset Trust, Ser
    2005-9N, Cl A (E)
    6.500%, 05/27/36                                        29               29
  Home Equity Asset Trust, Ser
    2006-1N, Cl 1A (E)
    6.500%, 05/27/36                                        16               15
  Home Equity Asset Trust, Ser
    2006-4, Cl 2A1 (D)
    5.380%, 03/01/07                                       763              763
  Home Equity Mortgage Trust, Ser
    2006-5, Cl A1 (F)
    5.500%, 01/25/37                                     1,545            1,548
  IMPAC CMB Trust, Ser 2004-10,
    Cl 4M1 (D)
    5.920%, 03/25/35                                        54               54
  IMPAC NIM Trust, Ser 2006-1, Cl N (E)
    6.000%, 03/25/36                                         5                5
  Impac Secured Assets CMO Owners
    Trust, Ser 2006-3, Cl A4 (D)
    5.410%, 03/27/07                                       432              432
  Impac Secured Assets CMO Owners
    Trust, Ser 2006-4, Cl A2A (D)
    5.400%, 03/16/07                                       974              975
  Impac Secured Assets CMO Owners
    Trust, Ser 2006-5, Cl
    A1A (D)
    5.430%, 03/21/07                                     1,605            1,604
  Impac Secured Assets CMO Owners
    Trust, Ser 2007-1, Cl A1 (D)
    5.380%, 03/25/07                                     2,220            2,220
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR11, Cl 4A1 (D)
    5.819%, 03/01/07                                       652              656
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR2, Cl M1 (D)
    5.770%, 03/27/07                                       250              251
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR2, Cl M6 (D)
    7.070%, 04/25/46                                        42               43
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR2, Cl M9 (D)
    7.070%, 03/25/07                                        50               43

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR4, Cl M4 (D)
    6.020%, 03/25/07                             $          30    $          30
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR6, Cl M7 (D)
    6.870%, 03/25/07                                        40               40
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR8, Cl M5 (D)
    5.870%, 03/26/07                                        50               50
  JP Morgan Mortgage Acquisition,
    Ser 2006-RM1, Cl A2 (D)
    5.400%, 03/27/07                                       200              200
  JP Morgan Mortgage Acquisition,
    Ser 2006-WF1, Cl A1B (D)
    5.420%, 03/31/07                                       521              521
  Lehman XS Trust, Ser 2005-5N,
    Cl M3 (D)
    6.320%, 03/25/07                                        70               71
  Lehman XS Trust, Ser 2005-7N,
    Cl M3II (D)
    6.470%, 03/27/07                                        50               50
  Lehman XS Trust, Ser 2006-10N,
    Cl 1M5 (D)
    5.850%, 07/25/46                                        48               48
  Lehman XS Trust, Ser 2006-11,
    Cl M10 (D)
    7.320%, 03/25/07                                        35               29
  Lehman XS Trust, Ser 2006-12N,
    Cl M4 (D)
    5.870%, 08/25/46                                        45               45
  Lehman XS Trust, Ser 2006-12N,
    Cl M5 (D)
    5.920%, 08/25/46                                        25               25
  Lehman XS Trust, Ser 2006-19,
    Cl A1 (D)
    5.420%, 12/25/36                                       566              567
  Lehman XS Trust, Ser 2006-20,
    Cl A1 (D)
    5.420%, 03/25/07                                     1,513            1,514
  Long Beach Asset Holdings, Ser
    2006-2, Cl N1 (E)
    5.780%, 04/25/46                                         8                8
  Master Asset-Backed Securities
    Trust, Ser 2002-OPT1, Cl M1 (D)
    7.045%, 03/27/07                                        12               12
  Master Asset-Backed Securities
    Trust, Ser 2006-AB1, Cl A1 (D)
    5.460%, 03/27/07                                       145              145
  Merrill Lynch Mortgage
    Investors, Ser 2003-HE1, M2 (D)
    6.970%, 03/25/07                                        25               25
  Merrill Lynch Mortgage
    Investors, Ser 2005-A4, Cl 1A (D)
    4.760%, 03/01/07                                       347              349
  Merrill Lynch Mortgage
    Investors, Ser 2005-A8, Cl A1B1 (D)
    5.250%, 03/25/07                                       249              248
  Merrill Lynch Mortgage
    Investors, Ser 2006-MLN1, Cl A2A (D)
    5.390%, 03/29/07                                       465              465
  Merrill Lynch Mortgage
    Investors, Ser 2006-RM4, Cl A2A (D)
    5.400%, 03/27/07                                       499              499
  Morgan Stanley Dean Witter
    Capital I, Ser 2002-AM3, Cl M1 (D)
    6.270%, 03/25/07                                       466              467

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  National Collegiate Student
    Loan Trust, Ser 2003-3, Cl C (D)
    5.790%, 03/28/07                             $         200    $         200
  National Collegiate Student
    Loan Trust, Ser 2004-2, Cl C (D)
    6.120%, 03/25/07                                       250              257
  New Century Home Equity Loan
    Trust, Ser 2003-B, Cl M1 (D)
    5.970%, 03/27/07                                        87               88
  New Century Home Equity Loan
    Trust, Ser 2005-A, Cl A2 (D) (F)
    4.460%, 03/25/07                                       146              144
  Novastar Home Equity Loan, Ser
    2007-1, Cl A2A (D)
    5.370%, 03/31/07                                     1,502            1,502
  Option One Mortgage Loan Trust,
    Ser 2003-5, Cl M1 (D)
    5.970%, 03/23/07                                       100              100
  Ownit Mortgage Loan
    Asset-Backed Securities
    Trust, Ser 2006-4, Cl A2S (D)
    5.350%, 03/26/07                                       844              844
  Park Place Securities, Ser
    2005-WHQ2, Cl A2C (D)
    5.550%, 03/28/07                                       371              371
  RAAC, Ser 2006-SP4, Cl A1 (D)
    5.420%, 03/06/07                                       682              682
  Residential Asset Mortgage
    Products, Ser 2006-RZ4, Cl A1 (D)
    5.410%, 03/25/07                                       445              445
  Residential Asset Mortgage
    Products, Ser 2007-RS1, Cl A1
    0.000%, 02/25/37                                       770              770
  Residential Asset
    Securitization Trust, Ser
    2004-IP2, Cl 3A1 (D)
    5.269%, 03/25/07                                       408              410
  Residential Funding Mortgage
    Securities, Ser 2006-HI5, Cl A1 (D)
    5.420%, 03/25/07                                       674              674
  Resmae Mortgage Loan Trust, Ser
    2006-1, Cl A2A (D) (E)
    5.420%, 03/25/07                                       646              646
  Resmae Mortgage Loan Trust, Ser
    2006-1, Cl A2B (D) (E)
    5.470%, 03/25/07                                       100              100
  SB Finance NIM Trust, Ser
    2005-HE3, Cl N1 (E)
    4.750%, 09/25/35                                        15               15
  SB Finance NIM Trust, Ser
    2006-KS4N, Cl N1 (E)
    7.500%, 06/25/36                                        14               14
  Saco I Trust, Ser 2005-10, Cl 2A1 (D)
    5.580%, 03/30/07                                       710              710
  Sail NIM Notes, Ser 2006-BC1A, Cl A (E)
    7.000%, 03/27/36                                        38               14
  Structured Asset Securities,
    Ser 2006-GEL4, Cl A1 (D) (E)
    5.400%, 03/25/07                                       929              929
  Terwin Mortgage Trust, Ser
    2006-2HGS, Cl B1 (D) (E)
    6.170%, 03/25/07                                        35               35

-------------------------------------------------------------------------------
                                                 Face Amount
                                                 ($ Thousands)    Market Value
Description                                      /Shares          ($ Thousands)
-------------------------------------------------------------------------------
  Terwin Mortgage Trust, Ser
    2006-6, Cl A1 (D)
    4.500%, 07/25/37                                       162    $         161
                                                                  -------------
Total Asset-Backed Securities
  (Cost $36,698) ($ Thousands)                                           36,753
                                                                  -------------

CASH EQUIVALENT -- 5.9%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% **               25,003,142           25,003
                                                                  -------------
Total Cash Equivalent
  (Cost $25,003) ($ Thousands)                                           25,003
                                                                  -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS  -- 4.2%
  FHLMC TBA
    6.000%, 11/01/21                                     1,000            1,016
  FNMA
    5.500%, 01/01/21                                       918              920
    5.500%, 02/01/21                                       948              950
  FNMA (D)
    5.581%, 05/01/36                                       275              276
  FNMA TBA
    6.000%, 03/01/19                                     1,000            1,015
    5.500%, 03/01/22                                     7,000            7,015
    5.500%, 03/01/37                                     2,600            2,579
    5.000%, 03/18/22                                     3,100            3,058
  GNMA ARM
    5.000%, 08/20/36                                       235              235
    4.500%, 01/20/34                                       419              420
    4.500%, 12/20/35                                       180              182
    4.500%, 01/20/36                                       206              207
                                                                  -------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $17,749) ($ Thousands)                                           17,873
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
  FHLMC CMO STRIPS, Ser 232,
  Cl IO, IO
    5.000%, 08/01/35                                     1,133              259
  FHLMC (C)
    5.249%, 11/09/07                                     1,450            1,399
    5.233%, 07/16/07                                        50               49
    5.180%, 03/30/07                                       700              697
  FNMA CMO STRIPS, Ser 360, Cl 2, IO
    5.000%, 08/01/35                                     3,250              740
  FNMA CMO STRIPS, Ser 377, Cl 2,
    IO
    5.000%, 10/01/36                                       593              138
  FNMA (C)
    5.204%, 06/06/07                                        50               49
    5.156%, 03/30/07                                     1,100            1,096
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $4,493) ($ Thousands)                                             4,427
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS  -- 0.4%

CONSUMER DISCRETIONARY -- 0.1%
  COX Communications
    4.625%, 06/01/13                             $          40    $          38
  Comcast
    5.300%, 01/15/14                                        50               50
  Time Warner
    6.875%, 05/01/12                                        40               43
                                                                  -------------
                                                                            131
                                                                  -------------
ENERGY -- 0.0%
  Kinder Morgan Energy Partners
    5.000%, 12/15/13                                        40               39
                                                                  -------------
FINANCIALS -- 0.3%
  Bear Stearns
    5.350%, 02/01/12                                       135              136
  CIT Group
    5.000%, 02/13/14                                        55               54
  Credit Suisse First Boston USA
    6.500%, 01/15/12                                        25               26
  Genworth Financial
    5.750%, 06/15/14                                        40               41
  Goldman Sachs Group
    5.500%, 11/15/14                                        80               81
  Household Finance
    6.375%, 10/15/11                                        40               42
  JPMorgan Chase
    5.125%, 09/15/14                                        40               40
  Lehman Brothers Holdings MTN
    5.750%, 05/17/13                                        15               15
    5.500%, 04/04/16                                        25               25
    5.250%, 02/06/12                                        65               65
  Morgan Stanley
    4.750%, 04/01/14                                        40               38
  Morgan Stanley MTN, Ser G (D)
    5.660%, 04/04/07                                       130              130
  Residential Capital
    6.500%, 04/17/13                                        75               76
  Simon Property Group
    5.750%, 12/01/15                                        25               26
    5.600%, 09/01/11                                        35               36
  Wachovia
    5.300%, 10/15/11                                       170              172
    4.875%, 02/15/14                                        25               24
  istar Financial, Ser 1 +
    5.875%, 03/15/16                                        25               25
                                                                  -------------
                                                                          1,052
                                                                  -------------
HEALTH CARE -- 0.0%
  Aetna
    5.750%, 06/15/11                                        40               41
  Teva Pharmaceutical Finance LLC
    5.550%, 02/01/16                                        40               39
  Wellpoint
    6.800%, 08/01/12                                        25               27
                                                                  -------------
                                                                            107
                                                                  -------------
INDUSTRIALS -- 0.0%
  Lafarge
    6.150%, 07/15/11                                        25               26
                                                                  -------------

-------------------------------------------------------------------------------
                                                 Face Amount
                                                ($ Thousands)/    Market Value
Description                                      shares           ($ Thousands)
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.0%
  Vodafone Group
    5.625%, 02/27/17                             $          75    $          75
    5.350%, 02/27/12                                        25               25
                                                                  -------------
                                                                            100
                                                                  -------------
UTILITIES -- 0.0%
  Dominion Resources
    4.750%, 12/15/10                                        25               25
  Exelon Generation
    6.950%, 06/15/11                                        40               42
                                                                  -------------
                                                                             67
                                                                  -------------
Total Corporate Obligations
  (Cost $1,485) ($ Thousands)                                             1,522
                                                                  -------------

COMMERCIAL PAPER (C) -- 0.7%

FINANCIALS -- 0.7%
  American Express Credit
    5.265%, 03/20/07                                     3,000            2,992
                                                                  -------------
Total Commercial Paper
  (Cost $2,992) ($ Thousands)                                             2,992
                                                                  -------------
U.S. TREASURY OBLIGATIONS -- 0.3%
  U.S. Treasury Bills (A)
    5.089%, 05/24/07                                       117              116
  U.S. Treasury Bonds (B)
    2.375%, 04/15/11                                       915              923
                                                                  -------------
Total U.S. Treasury Obligations
  (Cost $1,031) ($ Thousands)                                             1,039
                                                                  -------------
Total Investments -- 114.6%
  (Cost $458,938) ($ Thousands)++                                 $     482,493
                                                                  =============

COMMON STOCK SOLD SHORT  -- (11.6)%

CONSUMER DISCRETIONARY -- (3.1)%
  Apollo Group, Cl A*                                   (3,991)   $        (189)
  Beazer Homes USA                                      (4,351)            (172)
  Career Education*                                    (20,764)            (614)
  CBS, Cl B                                            (26,039)            (790)
  Claire's Stores                                      (10,852)            (349)
  Coach*                                                (1,354)             (64)
  Coldwater Creek*                                     (20,300)            (374)
  Corinthian Colleges*                                 (19,500)            (272)
  Dick's Sporting Goods*                                (4,800)            (251)
  Discovery Holding, Cl A*                             (84,320)          (1,354)
  Dollar General Stores                                 (2,100)             (35)
  Eastman Kodak                                         (5,800)            (139)
  Gentex                                               (74,587)          (1,246)
  H&R Block                                            (19,000)            (414)
  Hearst-Argyle Television                              (5,549)            (144)
  Hilton Hotels                                         (7,700)            (272)
  International Game Technology                         (2,424)            (100)
  ITT Educational Services*                             (1,940)            (155)
  Liberty Media Interactive, Cl A*                      (2,975)             (70)
  MDC Holdings                                         (22,174)          (1,131)
  MGM Mirage                                            (4,600)            (327)
  News, Cl A                                            (6,000)            (135)
  O'Reilly Automotive*                                 (19,100)            (658)
  Pulte Homes                                          (16,761)            (495)
  Quiksilver*                                          (21,500)            (300)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  R.H. Donnelley                                        (1,112)   $         (80)
  Sally Beauty Holdings                                (10,600)             (96)
  Scientific Games, Cl A*                              (27,800)            (909)
  Standard-Pacific                                     (20,510)            (524)
  Tractor Supply*                                       (8,300)            (425)
  Wyndham Worldwide*                                    (3,700)            (130)
  XM Satellite Radio Holdings, Cl A*                   (48,597)            (698)
                                                                  -------------
                                                                        (12,912)
                                                                  -------------
CONSUMER STAPLES -- (0.1)%
  Hansen Natural*                                      (13,442)            (470)
                                                                  -------------
ENERGY -- (1.5)%
  Arch Coal                                            (12,700)            (395)
  Cameco                                               (13,200)            (488)
  Cheniere Energy*                                      (4,000)            (112)
  Consol Energy                                           (800)             (29)
  Denbury Resources*                                    (6,171)            (178)
  Diamond Offshore Drilling                             (1,200)             (93)
  Dresser-Rand Group*                                  (12,500)            (325)
  Enbridge                                             (13,200)            (419)
  Helix Energy Solutions Group*                        (10,900)            (366)
  Helmerich & Payne                                     (3,371)             (92)
  Massey Energy                                         (6,300)            (153)
  Peabody Energy                                        (9,200)            (372)
  Pogo Producing                                        (1,087)             (52)
  Quicksilver Resources*                               (23,232)            (896)
  Rowan                                                (11,400)            (349)
  Southwestern Energy                                  (22,900)            (893)
  Tetra Technologies*                                  (13,600)            (302)
  Ultra Petroleum*                                      (8,900)            (452)
  W&T Offshore                                          (9,400)            (282)
                                                                  -------------
                                                                         (6,248)
                                                                  -------------
FINANCIALS -- (1.5)%
  BlackRock                                               (155)             (25)
  Brandywine Realty Trust+                              (5,147)            (183)
  Capitol Federal Financial                            (11,000)            (412)
  Chicago Mercantile Exchange
  Holdings                                                (171)             (92)
  Hudson City Bancorp                                 (161,151)          (2,160)
  IntercontinentalExchange*                               (460)             (69)
  Investment Technology Group*                            (840)             (34)
  Leucadia National                                    (28,849)            (818)
  Marsh & McLennan                                      (1,500)             (44)
  MBIA                                                  (5,889)            (391)
  New Century Financial+                               (16,618)            (255)
  People's Bank                                        (10,200)            (453)
  Protective Life                                       (3,988)            (177)
  SLM                                                   (6,580)            (280)
  T. Rowe Price Group                                   (1,600)             (74)
  Valley National Bancorp                              (26,200)            (660)
                                                                  -------------
                                                                         (6,127)
                                                                  -------------
HEALTH CARE -- (1.6)%
  Advanced Medical Optics                               (4,300)            (166)
  Affymetrix*                                          (13,000)            (334)
  Amylin Pharmaceuticals*                              (12,917)            (503)
  Bausch & Lomb                                         (1,800)             (94)
  Boston Scientific*                                   (25,552)            (417)
  Brookdale Senior Living                              (14,605)            (690)
  Endo Pharmaceuticals Holdings*                       (12,200)            (381)
  Gen-Probe*                                            (2,054)             (99)
  Health Management Associates, Cl A                   (34,072)            (680)
  Millennium Pharmaceuticals*                          (31,930)            (345)

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Omnicare                                              (6,100)   $        (253)
  Pharmaceutical Product Development                   (12,235)            (389)
  Qiagen*                                               (6,800)            (111)
  Resmed*                                               (5,000)            (239)
  Respironics*                                          (9,700)            (396)
  Tenet Healthcare*                                    (96,900)            (662)
  Thermo Fisher Scientific*                             (1,300)             (59)
  Vertex Pharmaceuticals*                              (24,411)            (749)
                                                                  -------------
                                                                         (6,567)
                                                                  -------------
INDUSTRIALS -- (0.9)%
  AGCO                                                  (3,300)            (120)
  Avis Budget Group                                     (5,500)            (146)
  Corporate Executive Board                             (5,186)            (404)
  Covanta Holding*                                      (6,800)            (155)
  DRS Technologies                                      (1,629)             (86)
  Expeditors International
   Washington                                           (3,800)            (170)
  Fastenal                                             (10,209)            (360)
  GATX                                                  (1,900)             (88)
  ITT                                                   (4,635)            (274)
  Monster Worldwide*                                    (1,966)             (98)
  MSC Industrial Direct, Cl A                           (3,333)            (144)
  Oshkosh Truck                                         (1,433)             (77)
  Southwest Airlines                                   (46,622)            (705)
  Spirit Aerosystems Holdings, Cl A*                   (12,700)            (375)
  UTi Worldwide                                        (14,500)            (437)
                                                                  -------------
                                                                         (3,639)
                                                                  -------------
INFORMATION TECHNOLOGY -- (2.3)%
  Advanced Micro Devices*                              (23,700)            (357)
  Altera*                                              (17,600)            (372)
  Avid Technology*                                      (8,400)            (281)
  CACI International, Cl A*                               (800)             (37)
  Ceridian*                                            (12,222)            (399)
  Ciena*                                                (7,627)            (240)
  Dolby Laboratories, Cl A*                             (6,251)            (200)
  Equinix*                                              (4,200)            (347)
  F5 Networks*                                          (1,802)            (131)
  Factset Research Systems                              (1,597)             (97)
  Fair Isaac                                            (9,425)            (368)
  JDS Uniphase*                                             (1)              --
  Juniper Networks*                                       (967)             (18)
  Maxim Integrated Products                             (6,900)            (226)
  Micron Technology                                    (18,300)            (217)
  NAVTEQ*                                              (20,429)            (653)
  Novell*                                              (23,900)            (158)
  Paychex                                              (39,917)          (1,622)
  PMC-Sierra*                                          (90,770)            (613)
  QLogic*                                              (10,843)            (191)
  Rambus*                                              (20,345)            (405)
  Red Hat*                                             (31,833)            (715)
  Riverbed Technology*                                  (3,791)            (121)
  Salesforce.com*                                      (12,510)            (541)
  SanDisk*                                             (15,443)            (562)
  Silicon Laboratories*                                 (3,865)            (116)
  Unisys*                                              (22,500)            (191)
  VeriFone Holdings*                                   (10,496)            (410)
                                                                  -------------
                                                                         (9,588)
                                                                  -------------
MATERIALS -- (0.5)%
  Eagle Materials                                       (4,415)            (205)
  Ivanhoe Mines*                                       (45,400)            (456)
  Louisiana-Pacific                                    (18,915)            (390)
  Martin Marietta Materials                               (700)             (88)
  Mosaic                                               (19,100)            (486)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Potash of Saskatchewan                                (3,600)   $        (568)
  Temple-Inland                                            (19)              (1)
  Titanium Metals                                       (3,179)            (111)
                                                                  -------------
                                                                         (2,305)
                                                                  -------------
TELECOMMUNICATION SERVICES -- (0.2)%
  Crown Castle International*                           (2,059)             (67)
  NeuStar, Cl A*                                       (12,300)            (394)
  SBA Communications, Cl A*                             (5,251)            (142)
  Windstream                                            (9,597)            (144)
                                                                  -------------
                                                                           (747)
                                                                  -------------
UTILITIES -- (0.1)%
  Aqua America                                          (9,900)            (226)
                                                                  -------------
Total Common Stock Sold Short
  (Proceeds $(48,749)) ($ Thousands)                              $     (48,829)
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------
                                                                      Unrealized
                                       Number of                   Appreciation/
                                       Contracts    Expiration    (Depreciation)
Type of Contract                    Long (Short)          Date     ($ Thousands)
--------------------------------------------------------------------------------
90-Day Euro$                                  33      Mar-2007    $          (7)
90-Day Euro$                                 (10)     Mar-2008               (3)
90-Day Euro$                                  (6)     Mar-2009               (3)
90-Day Euro$                                  (6)     Mar-2010               (3)
90-Day Euro$                                  (7)     Mar-2011               (3)
90-Day Euro$                                  (9)     Jun-2007                4
90-Day Euro$                                   2      Jun-2008                2
90-Day Euro$                                  (6)     Jun-2009               (3)
90-Day Euro$                                  (6)     Jun-2010               (2)
90-Day Euro$                                  (2)     Jun-2011               --
90-Day Euro$                                  (7)     Sep-2007               --
90-Day Euro$                                 (10)     Sep-2008               (5)
90-Day Euro$                                  (6)     Sep-2009               (3)
90-Day Euro$                                  (6)     Sep-2010               (2)
90-Day Euro$                                  (2)     Sep-2011               --
90-Day Euro$                                 (34)     Dec-2007              (18)
90-Day Euro$                                  10      Dec-2008               11
90-Day Euro$                                  (6)     Dec-2009               (3)
90-Day Euro$                                  (6)     Dec-2010               (2)
S&P 500 Index                                208      Mar-2007             (794)
U.S. 2 Year Treasury Note                     11      Jun-2007                8
U.S. 5 Year Treasury Note                    (28)     Jun-2007              (19)
U.S. 10 Year Treasury Note                    10      Jun-2007               13
U.S. Long Treasury Bond                        4      Jun-2007                5
                                                                  -------------
                                                                  $        (827)
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

Swaps -- A summary of outstanding swap agreements held by the Fund at February 28, 2007, is as follows:

--------------------------------------------------------------------------------

                                                         TOTAL RETURN SWAPS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               08/31/07          7,500    $           --

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 8 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               09/28/07          5,000                (5)

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 10 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                      05/01/07          5,000                (6)

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               03/01/07          5,000                (6)

Receive payment on the monthly reset spread from Banc of America - CMBS IG 10Yr
   Index plus 22.5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               05/01/07          3,000                (4)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 Plus
   Index minus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                      06/30/07          5,000                (3)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $          (24)
===================================================================================================================================

                                                        CREDIT DEFAULT SWAPS
-----------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                                05/24/46          6,000    $         (254)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            03/20/14            200    $           --

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            250                (1)

Fund pays quarterly payment of 0.1150% (0.460% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            250                (1)

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            250                (2)

Fund pays monthly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          4,600                35

Fund pays monthly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            250                --

Fund pays quarterly payment of 0.1113% (0.445% per annum) times the notional amount of Darden Restaurants, Inc.., 7.125%, 02/01/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            250                (1)

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Darden Restaurants, Inc.., 7.125%, 02/01/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            250                 1

Fund pays quarterly payment of 0.1063% (0.425% per annum) times the notional amount of Eastman Chemical Co., 7.600%, 02/01/27. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            250                (1)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            250    $           (1)

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            250                (1)

Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of Ltd. Brands, Inc., 6.125%, 12/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            250                (1)

Fund pays quarterly payment of 0.1825% (0.730% per annum) times the notional amount of Masco Corp., 5.875%, 07/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            250                (3)

Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of MeadWestvaco, 6.850%, 04/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            250                (1)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 11/01/15. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            250                 2

Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            250                 5

Fund pays quarterly payment of 0.0350% (0.140% per annum) times the notional amount of Pitney Bowes, Inc., 4.625%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            500                --

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            250                 4

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            250    $            4

Fund pays quarterly payment of 0.0475% (0.190% per annum) times the notional amount of TJX Cos, Inc., 7.450%, 12/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            250                (1)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            250                (2)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: JPMorgan Chase)                                 08/25/37            500               (10)

Fund pays quarterly payment of 0.0850% (0.340% per annum) times the notional amount of Agrium, Inc., 8.250%, 02/15/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            250                 4

Fund pays quarterly payment of 0.1150% (0.460% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            250                (1)

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            250                (3)

Fund pays quarterly payment of 0.0650% (0.260% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13            250                --

Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            250                --

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Hasbro, Inc., 2.750%, 12/01/21. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            250    $           (1)

Fund pays quarterly payment of 0.1925% (0.770% per annum) times the notional amount of Jones Apparel Group, Inc., 5.125%, 11/15/14. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            250                (2)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            250                (1)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 11/01/15. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13            250                 5

Fund pays quarterly payment of 0.0700% (0.280% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13            250                (1)

Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            250                --

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13            250                (1)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PPG Industries, Inc., 7.050%, 08/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            250                (1)

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13            250                (1)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0675% (0.270% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            250    $           (1)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                  08/25/37            500               (14)

Fund pays monthly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            200                 1

Fund pays monthly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11          4,600                35

Fund pays monthly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11          1,250                10

Fund pays quarterly payment of 0.0650% (0.260% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/13            250                 5

Fund pays quarterly payment of 0.0325% (0.130% per annum) times the notional amount of Lowe's Cos., 8.250%, 06/01/10. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            250                (1)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            250                (1)

Fund pays quarterly payment of 0.0700% (0.280% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/13            250                 2

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.2250% (0.900% per annum) times the notional amount of MDC Holdings, Inc., 5.500%, 05/15/13. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            250    $           (2)

Fund pays quarterly payment of 0.1725% (0.690% per annum) times the notional amount of RR Donnelly & Sons Co., 4.950%, 04/01/14. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            250                --

Fund pays quarterly payment of 0.0675% (0.270% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            250                (1)

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              03/20/12            250                (1)

Fund pays quarterly payment of 0.0845% (0.340% per annum) times the notional amount of Whirlpool Corp., 7.750%, 07/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            250                 2

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $         (198)
===================================================================================================================================

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Diversified Alpha Fund
February 28, 2007

Percentages are based on Net Assets of $421,106 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investments Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) All or a portion of this security is held as collateral for securities sold short.

(C) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2007. The coupon on a step bond changes on a specified date.

ARM    -- Adjustable Rate Mortgage
Cl     -- Class
CMO    -- Collateralized Mortgage Obligation
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GNMA   -- Government National Mortgage Association
IO     -- Interest Only
MTN    -- Medium Term Note
NIM    -- Net Interest Margin
Ser    -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

++ At February 28, 2007, the tax basis cost of the Fund's investments was $458,938($ Thousands), and the unrealized appreciation and depreciation were $27,208 ($ Thousands) and $(3,653) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                  Shares               ($ Thousands)
-------------------------------------------------------------------------------

COMMON STOCK -- 78.6%

CONSUMER DISCRETIONARY -- 8.2%
  Aeropostale*                                           60,800   $       2,228
  Amazon.com*                                            22,161             867
  Autozone*                                               9,000           1,128
  Best Buy                                              131,589           6,115
  Big Lots (B)*                                         110,000           2,753
  Brinker International                                  76,350           2,597
  Cablevision Systems, Cl A                             635,879          18,733
  CBS, Cl B                                             240,540           7,300
  Circuit City Stores                                    33,800             643
  Clear Channel Communications                           45,337           1,640
  Coach*                                                289,100          13,645
  Comcast, Cl A (B)*                                    663,922          17,076
  Darden Restaurants                                     28,600           1,171
  Dillard's, Cl A (B)                                    59,500           1,987
  DIRECTV Group (B)*                                  1,264,811          28,534
  EchoStar Communications, Cl A (B)*                    203,315           8,255
  Family Dollar Stores                                   69,500           2,013
  Federated Department Stores                           266,126          11,885
  Gannett*                                                5,400             331
  General Motors (B)                                    779,567          24,868
  Gentex (B)                                             28,600             478
  Goodyear Tire & Rubber (B)*                           187,865           4,625
  Gymboree*                                              72,900           2,748
  Harley-Davidson (B)                                   185,200          12,205
  Harman International Industries                        13,600           1,349
  Harrah's Entertainment                                  4,510             381
  Hasbro                                                 91,200           2,580
  Hibbett Sports*                                        15,100             471
  Hilton Hotels                                         118,018           4,166
  Home Depot                                            225,409           8,926
  IAC/InterActive (B)*                                  141,500           5,547
  Idearc                                                 79,578           2,706
  International Game Technology                         164,800           6,798
  Interpublic Group*                                     58,200             733
  J Crew Group*                                          15,000             541
  J.C. Penney                                           324,500          26,320
  Johnson Controls                                       37,512           3,519
  Jones Apparel Group                                   147,800           4,865
  Kohl's*                                               301,000          20,766
  Lennar, Cl A                                            7,100             349
  Limited Brands                                        226,700           6,275
  Liz Claiborne                                          23,400           1,053
  Marriott International, Cl A (B)                      481,678          23,077
  Mattel                                                192,100           4,996
  McDonald's                                            650,932          28,459
  McGraw-Hill                                            52,100           3,363
  Newell Rubbermaid                                      34,900           1,069
  News, Cl A*                                           573,000          12,910
  Nordstrom                                             132,826           7,052
  Nutri/System (B)*                                      34,700           1,567
  NVR (B)*                                                2,600           1,760
  Office Depot*                                       1,025,452          34,209
  OfficeMax                                              80,400           4,173
  Omnicom Group                                          10,200           1,057
  Polo Ralph Lauren                                       9,700             844
  Pool (B)                                               45,100           1,583
  Priceline.com (B)*                                     46,600           2,442
  Sears Holdings (B)*                                   138,752          25,010
  Select Comfort (B)*                                    14,000             259
  Sherwin-Williams                                       59,500           3,960
  Snap-On                                                37,300           1,869
  Staples                                               132,100           3,437
  Starbucks*                                            367,108          11,344
  Starwood Hotels & Resorts Worldwide                    48,500           3,191

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                  Shares               ($ Thousands)
-------------------------------------------------------------------------------
  Target                                                169,062   $      10,402
  Tempur-Pedic International (B)*                        10,200             254
  Time Warner                                           577,228          11,747
  TJX                                                   268,900           7,395
  United Auto Group (B)                                   7,483             164
  Univision Communications, Cl A*                        57,600           2,074
  VF                                                     75,300           6,010
  Viacom, Cl B*                                         248,200           9,690
  Walt Disney (B)                                     1,423,539          48,770
  Wendy's International                                  99,600           3,196
  Whirlpool                                             155,158          13,686
  Yum! Brands                                           194,800          11,287
                                                                  -------------
                                                                        573,476
                                                                  -------------
CONSUMER STAPLES -- 7.7%
  Altria Group                                          666,021          56,132
  Anheuser-Busch                                        145,225           7,128
  Archer-Daniels-Midland                              1,176,685          40,454
  Avon Products                                           8,600             315
  Brown-Forman, Cl B                                     19,900           1,304
  Campbell Soup                                         117,400           4,793
  Clorox                                                275,512          17,456
  Coca-Cola                                             682,887          31,877
  Coca-Cola Enterprises (B)                              84,400           1,696
  Colgate-Palmolive                                     104,600           7,046
  ConAgra Foods                                         472,300          11,916
  Costco Wholesale                                        5,800             324
  CVS (B)                                               239,700           7,529
  Dean Foods*                                           266,289          11,994
  Estee Lauder, Cl A                                      5,000             239
  General Mills                                         123,500           6,961
  HJ Heinz                                              118,500           5,436
  Kellogg                                                22,400           1,118
  Kimberly-Clark                                        262,494          17,879
  Kroger                                              1,275,238          32,735
  Loews - Carolina                                      306,756          22,096
  McCormick                                              28,700           1,099
  Pepsi Bottling Group                                   47,023           1,458
  PepsiCo                                               536,768          33,897
  Procter & Gamble                                    1,186,989          75,362
  Reynolds American (B)                                 394,500          24,084
  Safeway (B)                                           324,100          11,204
  Sysco (B)                                              37,004           1,220
  Tyson Foods, Cl A (B)                                 995,742          18,172
  UST (B)                                               127,800           7,420
  Wal-Mart Stores                                     1,546,900          74,715
  Walgreen                                               95,603           4,274
                                                                  -------------
                                                                        539,333
                                                                  -------------
ENERGY -- 7.0%
  Anadarko Petroleum                                    153,664           6,182
  Apache                                                 16,500           1,131
  Baker Hughes                                          187,700          12,221
  BJ Services                                            85,200           2,283
  Chesapeake Energy (B)                                 231,500           7,058
  Chevron                                             1,327,990          91,113
  ConocoPhillips                                        837,598          54,796
  Devon Energy                                           25,424           1,671
  ENSCO International                                    11,100             556
  Exxon Mobil                                         2,563,009         183,717
  Halliburton                                           470,060          14,515
  Hess                                                    8,600             456
  Kinder Morgan                                          12,434           1,315
  Marathon Oil                                          346,500          31,441
  Nabors Industries*                                     12,400             372
  National Oilwell Varco*                                 7,700             536

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                  Shares               ($ Thousands)
-------------------------------------------------------------------------------
  Occidental Petroleum                                  276,191   $      12,755
  Schlumberger                                          396,868          24,923
  Spectra Energy*                                        33,450             861
  Sunoco                                                 89,900           5,800
  Tidewater (B)                                          44,300           2,302
  Transocean*                                           162,433          12,455
  Valero Energy                                         244,700          14,107
  Weatherford International*                             69,100           2,774
  Williams                                               80,300           2,166
  XTO Energy                                             25,200           1,302
                                                                  -------------
                                                                        488,808
                                                                  -------------
FINANCIALS -- 18.5%
  ACE                                                   394,367          22,148
  Allstate                                              448,922          26,962
  AMBAC Financial Group                                   4,200             368
  American Express                                      325,645          18,519
  American Home Mortgage Investment+ (B)                 48,400           1,324
  American International Group                          724,072          48,585
  AmeriCredit (B)*                                       11,200             274
  Ameriprise Financial                                   59,136           3,457
  AON                                                    54,226           2,042
  Apartment Investment &
  Management, Cl A+                                      91,900           5,409
  Archstone-Smith Trust+                                162,700           9,178
  Ashford Hospitality Trust+ (B)                         58,500             725
  AvalonBay Communities+                                 19,044           2,620
  Bank of America                                     2,920,462         148,564
  Bank of New York                                       95,300           3,872
  BB&T                                                   87,900           3,734
  Bear Stearns                                           87,311          13,292
  Boston Properties+ (B)                                236,904          28,452
  Capital One Financial                                     335              26
  CB Richard Ellis Group, Cl A*                         137,200           4,572
  Charles Schwab                                        376,800           6,963
  Chicago Mercantile Exchange Holdings, Cl A             20,700          11,160
  Chubb                                                 238,800          12,191
  CIT Group                                              22,770           1,286
  Citigroup                                           2,424,707         122,205
  CNA Financial*                                         21,349             877
  Comerica (B)                                           57,200           3,454
  Compass Bancshares (B)                                 27,500           1,898
  Countrywide Financial                                 133,984           5,129
  E*Trade Financial*                                     76,200           1,759
  Equity Residential+                                    98,700           5,013
  Everest Re Group                                        2,100             204
  Fannie Mae*                                           414,475          23,513
  First Industrial Realty Trust+ (B)                     22,400           1,040
  Franklin Resources                                     43,509           5,103
  Freddie Mac                                           186,110          11,945
  Genworth Financial, Cl A                               44,600           1,578
  Goldman Sachs Group (B)                               339,099          68,413
  Hartford Financial Services Group                      71,164           6,729
  Hospitality Properties Trust+                           9,500             438
  Host Hotels & Resorts+ (B)                             97,767           2,569
  Hudson City Bancorp (B)                                67,900             910
  IMPAC Mortgage Holdings+ (B)                           81,100             534
  Janus Capital Group (B)                                75,600           1,607
  JPMorgan Chase                                      2,307,117         113,972
  Keycorp                                               154,000           5,812
  Kimco Realty+ (B)                                     125,100           6,288
  KKR Financial+ (B)*                                    74,000           2,045
  Legg Mason                                              6,400             658
  Lehman Brothers Holdings                              352,018          25,806
  Lincoln National                                       82,192           5,601

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                  Shares               ($ Thousands)
-------------------------------------------------------------------------------
  Loews                                                 866,980   $      37,627
  M&T Bank                                                4,200             504
  MBIA                                                    5,500             366
  Mellon Financial (B)                                   46,829           2,034
  Merrill Lynch                                         475,231          39,767
  Metlife (B)                                           683,589          43,169
  MGIC Investment (B)                                   100,100           6,041
  Moody's                                               173,770          11,246
  Morgan Stanley                                        876,736          65,685
  National City                                         159,616           6,041
  Newcastle Investment+                                  30,700             906
  Northern Trust                                          6,700             404
  PNC Financial Services Group (B)                       98,411           7,215
  Principal Financial Group                              47,700           2,904
  Prologis+                                              55,000           3,637
  Prudential Financial                                  154,500          14,050
  Public Storage+ (B)                                    97,910           9,915
  Realogy*                                               13,100             388
  Regions Financial                                     211,900           7,590
  Safeco (B)                                             73,561           4,908
  Simon Property Group+ (B)                              48,181           5,432
  SLM                                                    49,700           2,118
  Sovereign Bancorp                                      28,700             725
  Spirit Finance+                                        23,900             309
  State Street (B)                                       15,100             989
  SunTrust Banks (B)                                     79,000           6,660
  T. Rowe Price Group                                   139,928           6,515
  Thornburg Mortgage+ (B)                                79,800           2,021
  Transatlantic Holdings                                  1,525             101
  Travelers                                             537,432          27,280
  US Bancorp                                            618,968          22,072
  Vornado Realty Trust+ (B)                              63,100           8,026
  Wachovia                                              797,924          44,181
  Washington Mutual (B)                                 234,241          10,091
  Wells Fargo                                         2,253,501          78,196
  WR Berkley                                             37,547           1,224
  XL Capital, Cl A                                       94,600           6,717
                                                                  -------------
                                                                      1,287,877
                                                                  -------------
HEALTH CARE -- 9.1%
  Abbott Laboratories                                   161,416           8,817
  Aetna                                                 305,888          13,542
  Allergan                                               14,700           1,642
  AmerisourceBergen (B)                                 530,814          27,958
  Amgen*                                                 87,538           5,625
  Applera - Applied Biosystems Group                    220,900           6,821
  Baxter International                                  236,598          11,832
  Becton Dickinson                                      145,300          11,041
  Biogen Idec*                                           57,700           2,607
  Bristol-Myers Squibb                                  205,647           5,427
  C.R. Bard                                              44,004           3,511
  Cardinal Health                                       427,394          29,956
  Caremark Rx (B)                                       233,512          14,382
  Celgene (B)*                                          171,000           9,114
  Charles River Laboratories International*              40,800           1,871
  Cigna                                                  57,123           8,140
  Eli Lilly                                             307,619          16,193
  Express Scripts (B)*                                  155,600          11,734
  Forest Laboratories*                                  150,300           7,780
  Genentech*                                             74,004           6,244
  Gilead Sciences*                                      149,300          10,684
  Health Net*                                            93,189           4,983
  Humana (B)*                                           379,092          22,685
  IMS Health                                             62,700           1,811
  Johnson & Johnson                                   1,694,908         106,864
  King Pharmaceuticals (B)*                             200,200           3,734

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                  Shares               ($ Thousands)
-------------------------------------------------------------------------------
  Laboratory of America Holdings (B)*                    67,900   $       5,415
  Manor Care (B)                                         62,700           3,359
  McKesson                                              568,240          31,685
  Medco Health Solutions*                               386,236          26,113
  Medtronic                                             131,249           6,610
  Mentor (B)                                              6,900             331
  Merck                                                 830,594          36,679
  PDL BioPharma*                                         64,700           1,235
  PerkinElmer                                            28,300             671
  Pfizer                                              2,486,133          62,054
  Quest Diagnostics                                       5,700             291
  Schering-Plough                                       188,200           4,419
  St. Jude Medical*                                      10,000             396
  Stryker                                                18,000           1,116
  Thermo Fisher Scientific (B)*                         153,400           6,944
  United Therapeutics (B)*                               55,100           3,097
  UnitedHealth Group                                    253,922          13,255
  Varian Medical Systems*                                15,900             731
  Waters*                                                86,700           4,704
  WellPoint*                                            243,850          19,359
  Wyeth                                               1,012,688          49,541
  Zimmer Holdings*                                        9,400             793
                                                                  -------------
                                                                        633,796
                                                                  -------------
INDUSTRIALS -- 9.2%
  3M                                                    192,344          14,249
  Acuity Brands                                          26,100           1,446
  Allied Waste Industries (B)*                          287,303           3,683
  American Standard                                       8,300             440
  AMR*                                                   57,224           1,951
  Avery Dennison                                         22,800           1,515
  Boeing                                                734,282          64,081
  Burlington Northern Santa Fe                          131,400          10,406
  Caterpillar                                           260,128          16,758
  Ceradyne (B)*                                          35,200           1,816
  Cooper Industries, Cl A                                58,343           5,352
  CSX                                                   319,400          12,032
  Cummins (B)                                           178,173          23,996
  Danaher (B)                                            59,400           4,255
  Deere                                                  23,400           2,537
  Dover                                                 104,700           5,004
  Eaton                                                  34,400           2,787
  Emerson Electric                                      470,452          20,272
  FedEx                                                 382,278          43,649
  Flowserve (B)*                                         65,039           3,377
  Fluor (B)                                               5,600             473
  Gardner Denver*                                        44,300           1,500
  General Dynamics                                      111,200           8,502
  General Electric                                    3,280,351         114,550
  Herman Miller                                          50,800           1,954
  Honeywell International                             1,092,795          50,749
  Ingersoll-Rand, Cl A                                  147,866           6,404
  Jacobs Engineering Group*                             111,669          10,088
  John H. Harland                                         5,300             268
  L-3 Communications Holdings                            17,100           1,489
  Lockheed Martin                                       324,956          31,612
  Monster Worldwide*                                      5,900             294
  MSC Industrial Direct, Cl A                             9,400             406
  Norfolk Southern                                      150,600           7,138
  Northrop Grumman                                      241,714          17,367
  Paccar                                                 87,813           6,102
  Parker Hannifin                                       120,100           9,895
  Raytheon                                               54,385           2,912
  Robert Half International                             180,300           7,044
  Rockwell Automation                                    49,262           3,059
  Rockwell Collins                                       38,400           2,514
  RR Donnelley & Sons                                    23,375             846

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                  Shares               ($ Thousands)
-------------------------------------------------------------------------------
  Ryder System                                          112,800   $       5,802
  Southwest Airlines                                     22,500             340
  Terex*                                                 61,700           4,062
  Textron                                                15,700           1,449
  Tyco International                                  1,456,533          44,905
  Union Pacific                                          49,300           4,863
  United Parcel Service, Cl B                           231,350          16,239
  United Technologies                                   434,444          28,513
  Waste Management                                      227,700           7,753
  WESCO International*                                  103,157           6,884
                                                                  -------------
                                                                        645,582
                                                                  -------------
INFORMATION TECHNOLOGY -- 10.7%
  Agilent Technologies*                                 417,400          13,240
  Analog Devices                                        184,500           6,688
  Apple*                                                243,530          20,605
  Applied Materials*                                    635,200          11,796
  Ariba (B)*                                             69,000             642
  Arrow Electronics (B)*                                549,238          21,047
  ATMI*                                                  63,700           2,117
  Autodesk*                                               7,600             313
  Automatic Data Processing                             230,253          11,464
  Avaya*                                                131,000           1,609
  Avnet (B)*                                            365,739          13,375
  BMC Software*                                         275,100           8,490
  Broadcom, Cl A*                                         5,150             176
  Cadence Design Systems (B)*                            41,000             818
  Ciena*                                                 13,800             434
  Cisco Systems*                                      2,104,780          54,598
  Citrix Systems*                                        29,200             940
  Cognizant Technology Solutions, Cl A (B)*              77,100           6,954
  Computer Sciences*                                     52,215           2,764
  Convergys*                                            132,900           3,418
  Corning*                                              343,800           7,093
  DealerTrack Holdings*                                  15,300             443
  Dell*                                                  37,234             851
  eBay*                                                 420,500          13,481
  Electronic Arts*                                        6,600             333
  Electronic Data Systems                             1,095,850          30,706
  EMC*                                                  651,300           9,086
  First Data                                              1,703              43
  Fiserv*                                               186,400           9,872
  Google, Cl A*                                         129,728          58,306
  Hewlett-Packard (B)                                 2,048,084          80,654
  Ingram Micro, Cl A*                                   589,365          11,451
  Intel                                                 627,203          12,450
  International Business Machines                     1,029,516          95,755
  Interwoven (B)*                                        15,700             239
  Intuit*                                               132,100           3,898
  Itron (B)*                                             17,800           1,150
  Juniper Networks*                                      18,800             356
  Lexmark International, Cl A (B)*                      101,200           6,129
  Micron Technology                                      73,000             866
  Microsoft                                           3,243,346          91,365
  MicroStrategy, Cl A (B)*                               43,000           5,421
  Molex                                                  77,800           2,282
  Motorola                                              455,074           8,428
  NCR*                                                  333,717          15,418
  Network Appliance (B)*                                371,500          14,366
  Novellus Systems*                                     113,700           3,661
  Nvidia*                                               665,100          20,618
  Oracle*                                             2,072,916          34,058
  Paychex                                                10,600             431
  QLogic*                                                20,100             354
  Qualcomm                                               43,352           1,746
  Sabre Holdings, Cl A                                   61,500           1,988

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                  Shares               ($ Thousands)
-------------------------------------------------------------------------------
  SanDisk*                                                7,500   $         273
  SonicWALL*                                             89,600             781
  Symantec (B)*                                         251,700           4,304
  Tech Data (B)*                                         40,375           1,505
  Teradyne (B)*                                         127,800           2,060
  Texas Instruments                                     127,418           3,945
  Travelzoo (B)*                                         57,400           1,929
  Websense*                                              46,500           1,058
  Western Union*                                         29,803             646
  Xerox*                                                482,600           8,334
                                                                  -------------
                                                                        749,621
                                                                  -------------
MATERIALS -- 2.6%
  Air Products & Chemicals                               38,400           2,873
  Alcoa                                                  55,200           1,844
  Allegheny Technologies                                130,000          13,318
  Ashland                                                60,127           3,943
  Bemis                                                  18,800             623
  Celanese, Ser A                                       103,195           2,949
  Crown Holdings*                                       432,554           9,880
  Dow Chemical (B)                                      716,730          31,393
  E.I. Du Pont de Nemours (B)                            55,167           2,800
  Eagle Materials (B)                                    53,100           2,460
  Eastman Chemical                                       11,400             674
  Ecolab (B)                                             87,300           3,693
  Freeport-McMoRan Copper & Gold, Cl B                   10,300             591
  Hercules                                              163,709           3,300
  Huntsman*                                             176,570           3,611
  International Flavors & Fragrances                     79,900           3,739
  Monsanto                                              244,520          12,884
  Nucor                                                 251,600          15,315
  Pactiv*                                               152,500           4,910
  Phelps Dodge                                          166,811          20,836
  Praxair                                                56,100           3,461
  Rohm & Haas                                            36,300           1,919
  Sigma-Aldrich                                           8,000             328
  Smurfit-Stone Container*                              459,867           5,675
  United States Steel                                   165,300          14,649
  Vulcan Materials                                      109,500          12,756
                                                                  -------------
                                                                        180,424
                                                                  -------------
TELECOMMUNICATION SERVICES -- 3.1%
  Alltel                                                130,500           7,907
  AT&T                                                3,574,062         131,525
  CenturyTel                                            131,800           5,898
  Leap Wireless International*                           13,934             942
  NII Holdings*                                          12,050             854
  Qwest Communications
  International (B)*                                  1,443,736          12,820
  Sprint Nextel                                         655,846          12,645
  Telephone & Data Systems                               40,477           2,254
  US Cellular*                                           89,868           6,448
  Verizon Communications (B)                            795,498          29,776
  Windstream                                            135,513           2,039
                                                                  -------------
                                                                        213,108
                                                                  -------------
UTILITIES -- 2.5%
  AES*                                                  637,822          13,598
  Allegheny Energy*                                     280,200          13,217
  Ameren (B)                                             50,800           2,653
  American Electric Power                               194,900           8,743
  Centerpoint Energy                                    130,700           2,330
  Consolidated Edison (B)                                38,800           1,885
  Constellation Energy Group                              4,700             370

-------------------------------------------------------------------------------
                                             Shares/Face Amount   Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
  Dominion Resources                                     18,802   $       1,608
  Duke Energy                                           100,700           1,983
  Edison International                                  319,529          14,992
  Entergy                                                16,900           1,668
  Exelon                                                165,682          10,923
  FirstEnergy                                           147,600           9,235
  FPL Group                                              53,800           3,178
  Integrys Energy Group                                  12,210             681
  KeySpan                                                15,400             632
  Mirant*                                                54,900           2,042
  Northeast Utilities                                    31,352             911
  NRG Energy (B)*                                        98,700           6,538
  PG&E (B)                                              101,104           4,693
  Pinnacle West Capital                                  49,300           2,338
  Public Service Enterprise Group                        52,600           3,940
  Questar                                                 3,800             320
  Sempra Energy                                          72,530           4,356
  Southern (B)                                            4,800             172
  TXU                                                   952,542          63,011
  Xcel Energy (B)                                        43,800           1,035
                                                                  -------------
                                                                        177,052
                                                                  -------------
Total Common Stock
  (Cost $4,816,016) ($ Thousands)                                     5,489,077
                                                                  -------------

ASSET-BACKED SECURITIES -- 9.9%

MORTGAGE RELATED SECURITIES -- 9.9%
  Aames Mortgage Investment
    Trust,  Ser 2005-4, Cl B2 (E)
    8.070%, 03/12/07                         $            1,040             930
  Ace Securities, Ser 2003-NC1,
    Cl M1 (E)
    6.100%, 03/25/07                                      3,600           3,616
  Ace Securities, Ser 2003-OP1,
    Cl M1 (E)
    6.020%, 03/26/07                                      1,500           1,506
  Ace Securities, Ser 2005-HE7,
    Cl A1B2 (E)
    5.620%, 03/27/07                                      3,138           3,140
  Adjustable Rate Mortgage NIM
    Trust, Ser 2005-4, Cl A (A)
    5.500%, 12/27/35                                        562             559
  Adjustable Rate Mortgage Trust,
    Ser 2005-3, Cl 1A2 (E)
    4.610%, 03/25/07                                        542             549
  Adjustable Rate Mortgage Trust,
    Ser 2005-5, Cl 1A1 (E)
    4.946%, 09/25/35                                      2,421           2,426
  Aegis Asset-Backed Securities
    Trust, Ser 2003-3, Cl M1 (E)
    6.020%, 03/25/07                                        317             318
  American Home Mortgage Assets,
    Ser 2006-3, Cl M5 (E)
    5.940%, 10/25/46                                      1,200           1,196
  American Home Mortgage
    Investment Trust, Ser 2005-1,
    Cl 4A1 (E)
    4.992%, 03/01/07                                      2,781           2,784
  American Home Mortgage
    Investment Trust, Ser 2005-1,
    Cl 6A (E)
    5.294%, 03/25/07                                     16,090          16,084

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
American Home Mortgage
  Investment Trust, Ser 2006-1,
  Cl 2A3 (E)
  5.100%, 03/25/07                           $            6,974   $       6,902
Ameriquest Mortgage Securities,
  Ser 2003-2, Cl M1 (E)
  6.220%, 03/25/07                                        2,373           2,374
Argent Securities, Ser 2003-W5,
  Cl M1 (E)
  6.020%, 03/25/07                                        1,000           1,009
Argent Securities, Ser 2003-W9,
  Cl M1 (E)
  6.010%, 03/26/07                                        2,059           2,069
Asset-Backed Funding
  Certificates, Ser 2004-OPT5,
  Cl M1 (E)
  6.070%, 03/14/07                                        1,000           1,004
Asset-Backed Funding NIM Trust,
  Ser 2005-HE2A, Cl N1 (A)
  6.000%, 07/26/35                                          642             637
Asset-Backed Funding NIM Trust,
  Ser 2005-WMC1, Cl N1 (A)
  5.900%, 07/26/35                                          139             139
Asset-Backed Securities Home
  Equity Loan Trust, Ser
  2003-HE5, Cl M1 (E)
  6.070%, 03/15/07                                        2,828           2,837
Banc of America Commercial
  Mortgage, Ser 2006-2, Cl A1
  5.611%, 05/10/45                                        4,463           4,512
Bear Stearns Asset-Backed
  Securities, Ser 2006-PC1N, Cl
  A1 (A)
  5.500%, 12/25/35                                            3               3
Bear Stearns Asset-Backed
  Securities, Ser 2007-AQ2, Cl
  A1 (E)
  5.440%, 03/31/07                                       14,687          14,682
Citifinancial Mortgage
  Securities, Ser 2004-1, Cl
  AF2 (H)
  5.645%, 04/25/34                                        2,335           2,283
Citigroup Mortgage Loan Trust,
  Ser 2005-HE4, Cl A2C (E)
  5.590%, 03/27/07                                        8,916           8,928
Countrywide Alternative Loan
  Trust, Ser 2004-33, Cl 1A1 (E)
  4.983%, 03/01/07                                        4,575           4,640
Countrywide Alternative Loan
  Trust, Ser 2005-69, Cl M3 (E)
  6.470%, 03/27/07                                        1,325           1,342
Countrywide Alternative Loan
  Trust, Ser 2005-IM1, Cl M3 (E)
  7.320%, 03/27/07                                        1,551           1,567
Countrywide Alternative Loan
  Trust, Ser 2006-OA11, Cl M3 (E)
  5.750%, 03/30/07                                        2,800           2,807
Countrywide Alternative Loan
  Trust, Ser 2006-OA16, Cl M5 (E)
  5.870%, 10/25/46                                        1,205           1,199
Countrywide Asset-Backed
  Certificates, Ser 2005-13N,
  Cl NOTE (A)
  6.000%, 11/25/36                                          144             144
Countrywide Asset-Backed
  Certificates, Ser 2005-7,
  Cl MV8 (E)
  6.770%, 03/27/07                                        1,350           1,342

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
Countrywide Asset-Backed
  Certificates, Ser 2006-S1, Cl A2
  5.549%, 08/25/21                           $            8,750   $       8,737
Countrywide Home Equity Loan
  Trust, Ser 2006-D, Cl 2A (E)
  5.520%, 03/30/07                                       10,246          10,246
Countrywide Home Loans, Ser
  2004-22, Cl A1 (E)
  5.090%, 03/01/07                                        2,033           2,024
Countrywide Home Loans, Ser
  2005-HY10, Cl 1A1 (E)
  5.283%, 03/01/07                                        4,711           4,760
Countrywide Home Loans, Ser
  2005-HYB9, Cl 1A1 (E)
  5.150%, 03/01/07                                        2,875           2,872
Countrywide Home Loans, Ser
  2005-HYB9, Cl 1A2 (E)
  5.150%, 03/01/07                                          575             574
Countrywide Home Loans, Ser
  2006-OA4, Cl M4 (E)
  6.140%, 03/27/07                                        1,615           1,643
Countrywide Home Loans, Ser
  2006-OA4, Cl M5 (E)
  6.190%, 03/27/07                                        1,100           1,109
Countrywide Home Loans, Ser
  2006-OA5, Cl 1M4 (E)
  6.370%, 03/27/07                                        3,168           3,192
Countrywide Home Loans, Ser
  2007-HYB1, Cl 1A1
  5.616%, 03/25/37                                        9,664           9,704
Credit-Based Asset Servicing
  and Securities, Ser 2005-CB8,
  Cl AF1B (H)
  5.450%, 12/25/35                                        5,785           5,763
DSLA Mortgage Loan Trust, Ser
  2004-AR2, Cl B2 (E)
  6.520%, 11/19/44                                        1,708           1,708
Duke Funding, Ser 2004-6B, Cl
  A1S1 (A) (C) (E)
  5.430%, 10/09/07                                        5,151           5,151
FBR Securitization Trust, Ser
  2005-2, Cl M10 (E)
  7.570%, 03/28/07                                          600             498
FBR Securitization Trust, Ser
  2005-4, Cl M11 (E)
  7.320%, 03/27/07                                        1,265           1,198
FBR Securitization Trust, Ser
  2005-4, Cl M12 (E)
  7.320%, 03/27/07                                          523             518
FBR Securitization Trust, Ser
  2005-5, Cl M12 (E)
  7.570%, 03/27/07                                          693             672
First Franklin Mortgage Loan
  Asset, Ser 2003-FF4, Cl M3 (E)
  8.170%, 03/27/07                                          240             241
First Franklin Mortgage Loan
  Asset, Ser 2005-FF8A, Cl N1 (A)
  6.500%, 09/25/35                                          947             923
First Franklin Mortgage Loan
  Asset, Ser 2005-FFH4, Cl N1 (A)
  5.682%, 12/25/35                                          186             184
First Franklin Mortgage Loan
  Asset-Backed Securities, Ser
  2005-FF10, Cl A4 (E)
  5.640%, 03/25/07                                       25,000          25,060

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
First Franklin Mortgage Loan
  Asset-Backed Securities,
  Ser 2005-FF9, Cl A3 (E)
  5.600%, 03/25/07                           $           13,000   $      13,029
First Franklin Mortgage Loan,
  Ser 2003-FF5, Cl M6 (E)
  8.820%, 03/25/07                                          149             149
First Horizon Alternative
  Mortgage Trust, Ser 2005-AA3,
  Cl 3A1 (E)
  5.364%, 03/01/07                                        1,111           1,112
First Horizon Alternative
  Mortgage Trust, Ser 2006-AA6,
  Cl 2A1 (E)
  5.724%, 03/01/07                                       24,490          24,643
First Horizon Asset Securities,
  Ser 2006-AR3, Cl 1A1 (E)
  5.915%, 03/01/07                                        6,795           6,836
GE-WMC Mortgage Securities NIM
  Trust, Ser 2005-2A, Cl N1 (A)
  5.500%, 01/25/36                                          111             110
GMAC Mortgage Loan Trust,
  Ser 2006-HE1, Cl A (E)
  5.530%, 03/25/07                                       21,800          21,809
GS Mortgage Securities,
  Ser 2006-GG6, Cl AM (E)
  5.622%, 04/10/38                                       21,000          21,454
GSAA Home Equity Trust,
  Ser 2006-3N, Cl N1 (A)
  5.750%, 03/25/36                                          122             119
GSAA Home Equity Trust,
  Ser NI, Cl M9 (A)
  6.500%, 10/25/35                                        1,463           1,468
GSAMP Trust, Ser 2005-WM2N,
  Cl N (A)
  5.500%, 11/25/35                                          760             737
HSI Asset Securitization Trust,
  Ser 2005-I1, Cl 2A3 (E)
  5.610%, 03/27/07                                       17,700          17,742
HSI Asset Securitization Trust,
  Ser 2005-NC1, Cl 2A4 (E)
  5.640%, 03/25/07                                        3,098           3,100
Holmes Financing, Ser 2006-10A,
  Cl 1C (A) (E)
  5.630%, 04/16/07                                        3,250           3,250
Home Equity Asset Trust,
  Ser 2003-4, Cl M2 (E)
  7.220%, 03/25/07                                        2,085           2,090
Home Equity Asset Trust,
  Ser 2004-6N, Cl A (A)
  5.250%, 01/27/35                                        1,023           1,003
Home Equity Asset Trust,
  Ser 2004-7N, Cl A (A)
  4.500%, 02/27/35                                        1,155           1,126
Home Equity Asset Trust,
  Ser 2005-5N, Cl A (A)
  5.500%, 12/27/35                                        1,558           1,292
Home Equity Asset Trust,
  Ser 2005-6N, Cl A (A)
  6.000%, 01/27/36                                          530             522
Home Equity Asset Trust,
  Ser 2005-7N, Cl A (A)
  6.500%, 02/27/36                                          702             695
Home Equity Asset Trust,
  Ser 2006-1N, Cl 1A (A)
  6.500%, 05/27/36                                          458             453
Home Equity Mortgage Trust,
  Ser 2006-5, Cl A1 (H)
  5.500%, 01/25/37                                       19,141          19,178

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
IMPAC CMB Trust, Ser 2004-10,
  Cl 4M1 (E)
  5.920%, 03/25/35                           $            2,524   $       2,534
IMPAC NIM Trust, Ser 2006-1,
  Cl N (A)
  6.000%, 03/25/36                                          236             236
Impac Secured Assets CMO Owners
  Trust, Ser 2006-3, Cl A4 (E)
  5.410%, 03/27/07                                       16,867          16,867
Impac Secured Assets CMO Owners
  Trust, Ser 2007-1, Cl A1 (E)
  5.380%, 03/25/07                                       37,810          37,806
Indymac INDA Mortgage Loan
  Trust, Ser 2005-AR2, Cl 1A1 (E)
  4.909%, 03/01/07                                        1,315           1,332
Indymac Index Mortgage Loan
  Trust, Ser 2006-AR12, Cl M2 (E)
  5.870%, 09/25/46                                        1,270           1,266
Indymac Index Mortgage Loan
  Trust, Ser 2006-AR2, Cl M6 (E)
  7.070%, 04/25/46                                        1,325           1,350
Indymac Index Mortgage Loan
  Trust, Ser 2006-AR2, Cl M9 (E)
  7.070%, 03/25/07                                        1,150             977
Indymac Index Mortgage Loan
  Trust, Ser 2006-AR4, Cl M4 (E)
  6.020%, 03/25/07                                          940             946
JP Morgan Mortgage Acquisition,
  Ser 2006-RM1, Cl A2 (E)
  5.400%, 03/27/07                                        4,007           4,007
JP Morgan Mortgage Acquisition,
  Ser 2006-WF1, Cl A1B (E)
  5.420%, 03/31/07                                        6,430           6,431
Lehman XS NIM Trust, Ser
  2005-5N, Cl A (A)
  7.000%, 11/28/35                                          728             726
Lehman XS Trust, Ser 2005-5N,
  Cl M3 (E)
  6.320%, 03/25/07                                        2,424           2,456
Lehman XS Trust, Ser 2005-5N,
  Cl M4 (E)
  7.070%, 03/31/07                                        3,000           2,894
Lehman XS Trust, Ser 2005-7N,
  Cl M51 (E)
  6.570%, 12/25/35                                          620             624
Lehman XS Trust, Ser 2005-7N,
  Cl M7I (E)
  7.070%, 03/27/07                                        1,350           1,297
Lehman XS Trust, Ser 2005-9N,
  Cl M4 (E)
  6.720%, 03/30/07                                          936             961
Lehman XS Trust, Ser 2005-9N,
  Cl M6 (E)
  7.070%, 03/30/07                                        2,300           2,316
Lehman XS Trust, Ser 2006-11,
  Cl M10 (E)
  7.320%, 03/25/07                                        1,145             945
Lehman XS Trust, Ser 2006-12N,
  Cl M4 (E)
  5.870%, 08/25/46                                        1,475           1,489
Lehman XS Trust, Ser 2006-12N,
  Cl M5 (E)
  5.920%, 08/25/46                                          815             816

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
Lehman XS Trust, Ser 2006-2N,
  Cl M5 (E)
  6.470%, 03/27/07                           $            1,221   $       1,239
Long Beach Asset Holdings,
  Ser 2005-WL1, Cl N1 (A)
  5.193%, 06/25/45                                          531             527
Long Beach Asset Holdings,
  Ser 2006-2, Cl N1 (A)
  5.780%, 04/25/46                                          252             250
Long Beach Mortgage Loan Trust,
  Ser 2006-WL1, Cl 1A3 (E)
  5.650%, 03/27/07                                        3,411           3,420
Master Adjustable Rate Mortgage
  Trust, Ser 2005-2, Cl 3A1 (E)
  4.780%, 03/01/07                                        7,446           7,491
Master Asset-Backed Securities
  NIM Trust, Ser 2006-CI13,
  Cl N1 (A)
  7.000%, 12/25/35                                          698             679
Master Asset-Backed Securities
  Trust, Ser 2002-OPT1, Cl M1 (E)
  7.045%, 03/27/07                                          107             107
Master Asset-Backed Securities
  Trust, Ser 2003-WMC2, Cl M1 (E)
  6.020%, 03/27/07                                        1,296           1,297
Merrill Lynch Mortgage
  Investors, Ser 2005-A4, Cl 1A (E)
  4.760%, 03/01/07                                        3,933           3,959
Merrill Lynch Mortgage
  Investors, Ser 2005-AR1N,
  Cl N1 (A)
  5.000%, 06/25/36                                        1,000             991
Merrill Lynch Mortgage
  Investors, Ser 2005-NCB,
  Cl A1A (E)
  5.451%, 03/01/07                                        1,695           1,689
Merrill Lynch Mortgage
  Investors, Ser 2006-1, Cl 1A (E)
  5.350%, 02/25/36                                       12,255          12,439
Merrill Lynch Mortgage
  Investors, Ser 2006-MLN1,
  Cl A2A (E)
  5.390%, 03/29/07                                        4,864           4,864
Merrill Lynch Mortgage
  Investors, Ser 2006-RM4,
  Cl A2A (E)
  5.400%, 03/27/07                                        7,712           7,712
Morgan Stanley Capital I,
  Ser 2003-NC10, Cl M1 (E)
  6.000%, 03/27/07                                        2,483           2,488
Morgan Stanley Dean Witter
  Capital I, Ser 2003-NC1,
  Cl M2 (E)
  8.395%, 03/27/07                                        1,756           1,759
Morgan Stanley Dean Witter
  Capital I, Ser 2003-NC4,
  Cl M2 (E)
  7.320%, 03/25/07                                          695             696
National Collegiate Student
  Loan Trust, Ser 2003-3, Cl C (E)
  5.790%, 03/28/07                                        5,650           5,650
New Century Home Equity Loan
  Trust, Ser 2004-A, Cl AII3 (E)
  4.450%, 03/01/07                                        2,097           2,085
Newcastle CDO, Ser 2005-6A,
  Cl IM1 (A) (C) (E)
  5.380%, 04/24/07                                        1,374           1,374
Novastar Home Equity Loan,
  Ser 2007-1, Cl A2A (E)
  5.370%, 03/31/07                                       25,513          25,513
Option One Mortgage Loan Trust,
  Ser 2003-5, Cl M1 (E)
  5.970%, 03/23/07                                        1,800           1,804

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
  Ser 2006-1, Cl M10 (A) (E)
  7.820%, 03/27/07                           $              200   $         176
Option One Mortgage Loan Trust,
  Ser 2006-1, Cl M11 (A) (E)
  7.820%, 03/27/07                                          410             382
Option One Mortgage Securities,
  Ser 2005-3A, Cl N1 (A)
  5.438%, 08/26/35                                          745             742
Ownit Mortgage Loan
  Asset-Backed Securities
  Trust, Ser 2006-1, Cl AF1 (H)
  5.424%, 12/25/36                                        9,714           9,669
Ownit Mortgage Loan NIM Trust,
  Ser 2005-4N, Cl N1 (A)
  5.000%, 08/25/36                                        2,769           2,738
Ownit Mortgage Loan NIM Trust,
  Ser 2005-5A, Cl N1 (A)
  5.500%, 10/25/36                                          219             217
People's Financial Realty
  Mortgage Security,
  Ser 2006-1, Cl B1 (E)
  7.820%, 03/03/07                                        1,315           1,288
Residential Accredit Loans,
  Ser 2006-Q01, Cl 2A3 (E)
  5.720%, 03/27/07                                        1,724           1,735
Residential Accredit Loans,
  Ser 2006-Q04, Cl N1 (A)
  6.048%, 04/25/46                                          882             878
Residential Accredit Loans,
  Ser 2006-Q06, Cl M5 (E)
  5.820%, 03/29/07                                        2,000           1,992
Residential Asset Mortgage
  Products, Ser 2006-RZ4, Cl A1 (E)
  5.410%, 10/25/36                                       14,328          14,328
Residential Asset Mortgage
  Products, Ser 2006-RZ4, Cl M9 (E)
  7.850%, 03/25/07                                          670             597
Residential Asset Mortgage
  Products, Ser 2007-RS1, Cl A1 (E)
  0.000%, 03/09/07                                       13,098          13,097
Residential Asset Securities,
  Ser 2003-KS4, Cl AI4
  3.490%, 02/25/31                                          501             499
Residential Asset Securities,
  Ser 2005-KS8, Cl A3 (E)
  5.580%, 08/25/35                                        1,375           1,378
Residential Asset
  Securitization Trust,
  Ser 2004-IP2, Cl 3A1 (E)
  5.269%, 03/25/07                                        9,911           9,959
Resmae Mortgage Loan Trust,
  Ser 2006-1, Cl A2A (A) (E)
  5.420%, 03/25/07                                       14,065          14,064
Resmae Mortgage Loan Trust,
  Ser 2006-1, Cl A2B (A) (E)
  5.470%, 03/25/07                                        5,900           5,901
SB Finance NIM Trust,
  Ser 2005-HE3, Cl 2N1 (A)
  5.000%, 06/25/35                                        1,152           1,144
SB Finance NIM Trust,
  Ser 2005-HE3, Cl N1 (A)
  4.750%, 09/25/35                                        1,861           1,816
SB Finance NIM Trust,
  Ser 2006-KS4N, Cl N1 (A)
  7.500%, 06/25/36                                          546             538

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
SLM Student Loan Trust,
  Ser 2006-C, Cl C (E)
  5.754%, 03/28/07                           $            5,400   $       5,346
Saco I Trust, Ser 2005-10,
  Cl 2A1 (E)
  5.580%, 03/30/07                                       19,520          19,540
Saco I Trust, Ser 2005-9,
  Cl A1 (E)
  5.570%, 03/27/07                                        7,886           7,888
Saco I Trust, Ser 2005-WM3,
  Cl A1 (E)
  5.580%, 03/27/07                                        6,314           6,316
Sail NIM Notes, Ser 2004-2A,
  Cl A (A)
  5.500%, 03/27/34                                        1,166             344
Sail NIM Notes, Ser 2005-11A,
  Cl A (A)
  7.500%, 01/27/36                                          983             412
Sharps SP I LLC NIM Trust,
  Ser 2005-HE3N, Cl N (A)
  5.000%, 05/25/35                                          658             657
Sharps SP I LLC NIM Trust,
  Ser 2005-HE5N, Cl A1 (A)
  5.800%, 08/25/35                                        1,654           1,406
Sharps SP I LLC NIM Trust,
  Ser 2005-WF1N, Cl NA (A)
  6.150%, 05/25/35                                        1,214           1,153
Soundview Home Equity Loan
  Trust, Ser 2005-OPT4,
  Cl M8 (E)
  7.820%, 03/25/07                                          850             824
Structured Adjustable Rate
  Mortgage Loan, Ser 2005-16XS,
  Cl M2 (E)
  6.220%, 03/25/07                                        2,841           2,858
Structured Asset Investment
  Loan, Ser 2003-BC4, Cl M2 (E)
  8.320%, 03/25/07                                          400             401
Structured Asset Investment
  Loan, Ser 2005-4, Cl M11 (E)
  7.820%, 03/25/07                                        1,040             975
Structured Asset Mortgage
  Investments, Ser 2006-AR1,
  Cl B4 (E)
  6.270%, 03/27/07                                          785             793
Structured Asset Mortgage
  Investments, Ser 2006-AR1,
  Cl B5 (E)
  6.370%, 03/27/07                                          515             521
Structured Asset Securities,
  Ser 2004-19XS, Cl A2 (H)
  4.370%, 10/25/34                                        2,563           2,540
Structured Asset Securities,
  Ser 2005-NC1, Cl A2 (H)
  3.920%, 02/25/35                                          582             580
TIAA Real Estate CDO, Ser 2003
  1A, Cl A1MM (A) (C) (E)
  5.350%, 09/28/07                                        5,108           5,108
Terwin Mortgage Trust, Ser
  2006-2HGS, Cl A1 (A) (E)
  4.500%, 03/25/37                                       18,709          18,544
Terwin Mortgage Trust, Ser
  2006-2HGS, Cl AX, IO (A) (E)
  20.000%, 03/25/37                                       1,297               1
Terwin Mortgage Trust, Ser
  2006-2HGS, Cl B1 (A) (E)
  6.170%, 03/25/07                                        1,670           1,671

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
Terwin Mortgage Trust, Ser
  2006-4SL, Cl A1 (A) (E)
  4.500%, 05/25/37                           $           17,522   $      17,387
Terwin Mortgage Trust, Ser
  2006-4SL, Cl AX, IO (A) (E)
  20.000%, 05/25/37                                       8,319             208
Terwin Mortgage Trust, Ser
  2006-HF1, Cl A1A (A) (E)
  4.500%, 02/25/37                                        3,606           3,587
Wachovia Mortgage Loan Trust
  LLC, Ser 2005-B, Cl 1A2 (E)
  4.949%, 03/01/07                                          748             751
Wells Fargo Home Equity Trust,
  Ser 2004-2, Cl A12 (E)
  3.450%, 05/25/34                                          790             787
Wells Fargo Home Equity Trust,
  Ser 2004-2, Cl M8A (A) (E)
  8.330%, 03/28/07                                        1,200           1,180
Witherspoon CDO Funding (A) (C) (E)
  5.330%, 03/15/07                                        5,928           5,928
                                                                  -------------
Total Asset-Backed Securities
  (Cost $689,795) ($ Thousands)                                         689,375
                                                                  -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.0%

FHLMC
  4.000%, 12/01/20                                        5,371           5,086
FHLMC ARM
  5.815%, 02/01/36                                        7,889           7,926
  5.581%, 05/01/36                                       11,883          11,946
  5.504%, 05/01/36                                        4,721           4,738
FHLMC TBA
  6.000%, 10/01/21                                        8,893           9,032
  6.000%, 11/01/21                                        4,000           4,063
FNMA
  5.500%, 06/01/20                                          926             929
  5.500%, 11/01/20                                        1,902           1,907
  5.500%, 12/01/20                                        1,822           1,827
  5.500%, 01/01/21                                        9,201           9,226
  5.500%, 02/01/21                                        7,386           7,402
  5.500%, 03/01/21                                        9,090           9,111
  5.500%, 04/01/21                                          911             913
  5.500%, 05/01/21                                          930             933
FNMA TBA
  6.500%, 03/01/37                                        7,000           7,136
  6.000%, 03/01/16                                        2,000           2,031
  6.000%, 03/01/19                                        6,000           6,092
  5.500%, 11/01/21                                        2,014           2,019
  5.500%, 12/01/21                                        2,974           2,981
  5.500%, 03/01/22                                      132,000         132,289
  5.500%, 03/01/37                                       29,000          28,764
  5.000%, 03/18/22                                       48,000          47,355
GNMA (E)
  5.000%, 02/20/35                                        1,544           1,547
  5.000%, 03/20/35                                          272             274
  5.000%, 09/20/35                                        2,983           2,995
  4.875%, 11/20/30                                          630             636
  4.750%, 02/20/32                                          777             779
  4.500%, 08/20/32                                          509             512
  4.500%, 12/20/35                                          679             687
  4.500%, 03/20/36                                          983             986
  4.375%, 06/20/23                                        1,313           1,318
  4.250%, 04/20/34                                          475             474

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
    4.000%, 07/20/35                         $            1,384   $       1,389
    4.000%, 10/20/35                                      1,592           1,598
    4.000%, 11/20/35                                      2,861           2,873
    4.000%, 01/20/36                                      2,221           2,221
    4.000%, 03/20/36                                        866             866
    4.000%, 05/20/36                                        593             593
    3.750%, 03/20/34                                      2,659           2,648
    3.500%, 10/20/35                                      1,676           1,665
    3.500%, 11/20/35                                      1,150           1,143
    3.000%, 04/20/35                                      1,077           1,073
  GNMA ARM
    4.500%, 08/20/34                                        632             633
    4.500%, 01/20/36                                        495             496
    4.000%, 06/20/35                                      3,225           3,240
    4.000%, 02/20/36                                      1,753           1,752
    3.750%, 12/20/33                                     15,795          15,712
                                                                  -------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $349,289) ($ Thousands)                                         351,816
                                                                  -------------
CORPORATE OBLIGATIONS -- 3.3%

CONSUMER DISCRETIONARY -- 0.1%
  COX Communications
    4.625%, 06/01/13                                      2,035           1,958
  Comcast
    5.300%, 01/15/14                                      2,545           2,537
  Time Warner
    6.875%, 05/01/12                                      2,035           2,180
                                                                  -------------
                                                                          6,675
                                                                  -------------
ENERGY -- 0.0%
  Kinder Morgan Energy Partners
    5.000%, 12/15/13                                      2,035           1,981
                                                                  -------------
FINANCIALS -- 3.0%
  American General Finance (A)
    (C) (E)
    5.370%, 03/17/08                                      9,959           9,959
  Bear Stearns
    5.350%, 02/01/12                                      2,250           2,264
  Bear Stearns EXL (C) (E)
    5.360%, 03/17/08                                     12,226          12,226
  CIT Group
    5.000%, 02/13/14                                      2,715           2,654
  Countrywide Financial MTN (C) (E)
    5.443%, 06/27/07                                      4,121           4,121
  Countrywide Financial MTN, Ser
    A (C) (E)
    5.440%, 10/31/07                                     10,302          10,302
  Credit Suisse First Boston USA
    6.500%, 01/15/12                                      1,355           1,437
  Genworth Financial
    5.750%, 06/15/14                                      2,035           2,091
  Goldman Sachs Group
    5.500%, 11/15/14                                      4,070           4,098
  Household Finance
    6.375%, 10/15/11                                      2,035           2,141
  Irish Life & Permanent MTN, Ser
    X (A) (C) (E)
    5.366%, 02/21/08                                      9,135           9,134
  Islandsbanki (A) (C) (E)
    5.390%, 03/22/07                                      5,838           5,838
    5.370%, 04/06/07                                     10,302          10,302

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
  JPMorgan Chase
    5.125%, 09/15/14                         $            2,035   $       2,019
  Jackson National Life Funding
    (A) (C) (E)
    5.320%, 04/01/08                                     15,110          15,110
  Kaupthing Bank MTN (A) (C) (E)
    5.400%, 03/20/07                                     17,171          17,171
  Landsbanki Islands (A) (C) (E)
    5.410%, 03/16/07                                     13,050          13,050
  Lehman Brothers Holdings MTN
    5.750%, 05/17/13                                        685             704
    5.500%, 04/04/16                                      1,350           1,362
  Merrill Lynch
    6.050%, 05/16/16                                      2,050           2,131
  Morgan Stanley
    4.750%, 04/01/14                                      2,035           1,952
  Morgan Stanley EXL (C) (E)
    5.400%, 03/04/08                                      2,404           2,404
  Morgan Stanley EXL, Ser S (C) (E)
    5.363%, 03/04/08                                      3,434           3,434
  Morgan Stanley MTN, Ser G (E)
    5.660%, 04/04/07                                      2,355           2,354
  Nationwide Building Society (A) (C) (E)
    5.440%, 10/26/07                                      3,778           3,778
    5.370%, 03/07/08                                      6,868           6,868
  Northern Rock (A) (C) (E)
    5.360%, 03/03/08                                      7,074           7,074
  Premium Asset Trust, Ser
    2004-10 (A) (C) (E)
    5.380%, 03/17/08                                      9,616           9,616
  Residential Capital
    6.875%, 06/30/15                                        335             345
    6.500%, 04/17/13                                      3,180           3,211
    6.000%, 02/22/11                                        900             895
  SLM EXL, Ser S (A) (C) (E)
    5.320%, 03/17/08                                      7,555           7,555
  Shinsei Finance Cayman (A) (E)
    6.418%, 01/29/49                                      2,235           2,264
  Simon Property Group +
    5.750%, 12/01/15                                      1,355           1,393
    5.600%, 09/01/11                                      1,150           1,172
  Skandinav Enskilda Bank (A) (C) (E)
    5.324%, 03/18/08                                      7,555           7,555
  Stanfield Victoria LLC MTN (A) (C)
    5.385%, 06/11/07                                      6,868           6,868
  Wachovia
    5.300%, 10/15/11                                      4,220           4,260
    4.875%, 02/15/14                                      1,355           1,324
  Washington Mutual Preferred
    Funding (A) (E)
    6.534%, 03/15/49                                      2,500           2,520
  istar Financial, Ser 1 +
    5.875%, 03/15/16                                      1,355           1,359
                                                                  -------------
                                                                        206,315
                                                                  -------------
HEALTH CARE -- 0.1%
  Aetna
    5.750%, 06/15/11                                      2,035           2,084
  Teva Pharmaceutical Finance LLC
    5.550%, 02/01/16                                      2,035           2,014
  Wellpoint
    6.800%, 08/01/12                                      1,355           1,448
                                                                  -------------
                                                                          5,546
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------

INDUSTRIALS -- 0.0%
  Lafarge
    6.150%, 07/15/11                         $            1,245   $       1,289
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.0%
  Vodafone Group
    5.625%, 02/27/17                                      1,295           1,295
    5.350%, 02/27/12                                        440             442
                                                                  -------------
                                                                          1,737
                                                                  -------------
UTILITIES -- 0.1%
  Dominion Resources
    4.750%, 12/15/10                                      1,355           1,336
  Exelon Generation
    6.950%, 06/15/11                                      2,035           2,156
                                                                  -------------
                                                                          3,492
                                                                  -------------
Total Corporate Obligations
  (Cost $225,127) ($ Thousands)                                         227,035
                                                                  -------------

COMMERCIAL PAPER (D) -- 5.6%

FINANCIALS -- 5.6%
  American Express Credit
    5.263%, 03/09/07                                     22,000          21,974
  Bank of America
    5.262%, 03/07/07                                     25,000          24,978
  Brahms Funding (C)
    5.299%, 03/13/07                                      1,030           1,028
    5.295%, 03/08/07                                      6,446           6,439
  Broadhollow Funding (C)
    5.304%, 03/19/07                                      2,747           2,740
  Buckingham CDO II LLC (C)
    5.307%, 03/23/07                                      3,434           3,423
  Citius I Funding LLC (C)
    5.306%, 03/22/07                                      6,860           6,839
  Citius II Funding LLC (C)
    5.315%, 04/02/07                                      6,868           6,836
    5.306%, 03/22/07                                      3,434           3,424
    5.293%, 03/05/07                                      2,420           2,418
  Dekabank
    5.263%, 03/15/07                                     40,000          39,918
  Dredsner
    5.251%, 03/02/07                                     30,000          29,996
  General Electric Capital
    5.250%, 03/12/07                                     20,000          19,968
  Hartford Financial Services
    5.268%, 04/04/07                                     40,000          39,802
  ING (US) Funding LLC
    5.263%, 03/16/07                                     20,000          19,956
    5.262%, 03/07/07                                     25,000          24,978
  KKR Pacific Funding Trust (C)
    5.306%, 03/22/07                                      3,034           3,025
    5.302%, 03/16/07                                     17,171          17,133
  Mica Funding LLC (C)
    5.304%, 03/19/07                                     12,020          11,988
    5.293%, 03/05/07                                      3,434           3,432
  Rams Funding Two LLC (C)
    5.319%, 03/12/07                                      2,747           2,743
    5.315%, 03/26/07                                      3,434           3,422
    5.306%, 03/22/07                                      4,976           4,961
    5.303%, 03/05/07                                      3,434           3,432

-------------------------------------------------------------------------------
                                             Face Amount
                                             ($ Thousands)/       Market Value
Description                                  Shares               ($ Thousands)
-------------------------------------------------------------------------------
  Rhineland Funding Capital (C)
    5.339%, 05/15/07                         $            7,322   $       7,241
    5.338%, 05/14/07                                      2,923           2,891
    5.311%, 03/28/07                                      7,496           7,466
  Societe Generale North America
    5.251%, 03/12/07                                     18,000          17,971
  Thornburg Mortgage Capital
    Resource (C)
    5.315%, 03/26/07                                      3,434           3,422
    5.301%, 03/15/07                                      6,868           6,854
  Transamerica Security Liquidity
    Notes (C)
    5.300%, 03/01/07                                      3,315           3,315
  UBS America
    5.259%, 03/19/07                                     16,000          15,958
  Valour Bay Capital LLC (C)
    5.350%, 05/16/07                                      8,585           8,490
    5.326%, 03/22/07                                      6,445           6,425
    5.321%, 03/15/07                                      5,158           5,148
                                                                  -------------
Total Commercial Paper
  (Cost $390,034) ($ Thousands)                                         390,034
                                                                  -------------
CASH EQUIVALENTS -- 2.3%
  First Union Cash Management
     Program, 5.221% **                               2,801,607           2,802
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% **               160,066,946         160,067
  UBS Margin Deposit (G)                                138,126             138
                                                                  -------------
Total Cash Equivalents
  (Cost $163,007) ($ Thousands)                                         163,007
                                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.3%

  FHLMC CMO STRIPS, Ser 232,
    Cl IO, IO
    5.000%, 08/01/35                                     14,313           3,276
  FHLMC CMO STRIPS, Ser 233,
    Cl 12, IO
    5.000%, 09/15/35                                      5,345           1,251
  FHLMC CMO STRIPS, Ser 233,
    Cl 4, IO
    4.500%, 09/15/35                                      2,664             583
  FHLMC CMO STRIPS, Ser 233,
    Cl 6, IO
    4.500%, 08/15/35                                        815             191
  FHLMC DN (I)
    5.254%, 02/28/07                                      4,200           4,200
    5.249%, 11/09/07                                     24,925          24,041
    5.180%, 03/30/07                                      2,750           2,739
    1.150%, 07/02/07                                        600             589
  FNMA CMO STRIPS, Ser 359,
    Cl 6, IO
    5.000%, 11/01/35                                      1,275             292
  FNMA CMO STRIPS, Ser 360,
    Cl 2, IO
    5.000%, 08/01/35                                    111,827          25,458
  FNMA CMO STRIPS, Ser 365,
    Cl 2, IO
    5.000%, 03/01/36                                      3,705             872
  FNMA CMO STRIPS, Ser 365,
    Cl 4, IO
    5.000%, 04/01/36                                      4,441           1,007
  FNMA CMO STRIPS, Ser 377,
    Cl 2, IO
    5.000%, 10/01/36                                      7,520           1,749

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                             Face Amount
                                             ($ Thousands)/       Market Value
Description                                  Shares               ($ Thousands)
-------------------------------------------------------------------------------
  FNMA DN (I) (G)
    5.235%, 07/02/07                         $           22,000   $      21,617
    5.204%, 06/06/07                                        750             740
    5.150%, 04/18/07                                      3,000           2,979
    5.145%, 03/30/07                                      2,000           1,992
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $95,452) ($ Thousands)                                           93,576
                                                                  -------------

CERTIFICATES OF DEPOSIT (C)(D)-- 0.2%
  Barclays Bank (E)
    5.440%, 06/11/07                                      3,434           3,434
  CC USA MTN (A)
    5.520%, 06/18/07                                      6,868           6,868
  U.S. Trust of New York (E)
    5.360%, 03/13/07                                      2,748           2,748
                                                                  -------------
Total Certificates of Deposit
  (Cost $13,050) ($ Thousands)                                           13,050
                                                                  -------------

U.S. TREASURY OBLIGATIONS (D) -- 0.5%
  U.S. Treasury Bills (G)
    5.090%, 05/24/07                                      8,838           8,735
    4.854%, 03/15/07                                        350             349
  U.S. Treasury Bonds
    2.375%, 04/15/11                                     22,329          22,545
                                                                  -------------
Total U.S. Treasury Obligations
  (Cost $31,405) ($ Thousands)                                           31,629
                                                                  -------------

MASTER NOTE (C) -- 0.0%
  Bear Stearns
    5.433%, 03/01/07                                      2,060           2,060
                                                                  -------------
Total Master Note
  (Cost $2,060) ($ Thousands)                                             2,060
                                                                  -------------

PREFERRED/CONVERTIBLE STOCKS -- 0.0%

FINANCIALS -- 0.0%
  Home Ownership Funding (A) (F) (H)*                     3,900             585
                                                                  -------------
Total Preferred/Convertible Stocks
  (Cost $1,061) ($ Thousands)                                               585
                                                                  -------------

REPURCHASE AGREEMENTS (C) (J) -- 1.3%
Barclays
  5.310%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $126,963
  (collateralized by a. U.S.
  Government Obligation, par value
  $125,690, 4.875%, 06/04/08, total
  market value $126,963)                                    124             124
Deutsche Bank
  5.320%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $8,618,873
  (collateralized by a U.S.
  Government Obligation, par value
  $7,941,762, 12.000%, 08/15/13,
  total market value $8,790,017)                          8,618           8,618

-------------------------------------------------------------------------------
                                             Face Amount          Market Value
Description                                  ($ Thousands)        ($ Thousands)
-------------------------------------------------------------------------------
Lehman Brothers
  5.310%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $82,470,779
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $69-$121,706,176,
  0.000%-9.650%, 03/20/07-04/15/30,
  total market value $84,107,833)            $           82,459   $      82,459
                                                                  -------------
Total Repurchase Agreements
  (Cost $91,201) ($ Thousands)                                           91,201
                                                                  -------------

Total Investments -- 108.0%
  (Cost $6,867,497) ($ Thousands)++                               $   7,542,445
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Unrealized
                                                                           Number of                                  Appreciation/
                                                                           Contracts          Expiration             (Depreciation)
Type of Contract                                                        Long (Short)                Date              ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
3 Month Euro Euribor                                                            (120)           Jun-2007             $           91
90-Day Euro$                                                                     640            Mar-2007                       (136)
90-Day Euro$                                                                    (296)           Mar-2008                       (128)
90-Day Euro$                                                                    (246)           Mar-2009                       (163)
90-Day Euro$                                                                    (192)           Mar-2010                       (134)
90-Day Euro$                                                                     (66)           Mar-2011                        (62)
90-Day Euro$                                                                      23            Jun-2007                        168
90-Day Euro$                                                                     (64)           Jun-2008                        (10)
90-Day Euro$                                                                    (246)           Jun-2009                       (162)
90-Day Euro$                                                                    (155)           Jun-2010                        (82)
90-Day Euro$                                                                       5            Jun-2011                          3
90-Day Euro$                                                                    (198)           Sep-2007                         80
90-Day Euro$                                                                    (246)           Sep-2008                       (111)
90-Day Euro$                                                                    (246)           Sep-2009                       (159)
90-Day Euro$                                                                    (115)           Sep-2010                        (39)
90-Day Euro$                                                                      10            Sep-2011                          6
90-Day Euro$                                                                    (178)           Dec-2007                       (121)
90-Day Euro$                                                                    (458)           Dec-2008                       (290)
90-Day Euro$                                                                    (254)           Dec-2009                       (158)
90-Day Euro$                                                                     (44)           Dec-2010                        (25)
90-Day GBP Libor                                                                 (82)           Jun-2007                         84
Australia 10 Year Bond Index                                                    (156)           Mar-2007                         55
Amsterdam Index                                                                   26            Mar-2007                       (119)
CAC40 10 Euro                                                                     43            Mar-2007                       (114)
Canadian 10 Year Bond Index                                                      176            Jun-2007                         69
DAX Index                                                                         16            Mar-2007                         69
Euro-Bobl                                                                        (69)           Mar-2007                          3
Euro-Bond                                                                         33            Mar-2007                       (115)
FTSE 100 Index                                                                    29            Mar-2007                        (27)
Japan 10 Year Bond Index                                                           7            Mar-2007                         59
Long Gilt 10 Year Index                                                          (78)           Jun-2007                       (153)
S&P 500 Index                                                                  4,243            Mar-2007                    (17,011)
S&P 500 Index                                                                     18            Jun-2007                         37
S&P 500 Index E-Mini                                                              42            Mar-2007                        (28)
S&P/MIB Index                                                                     16            Mar-2007                        (30)
S&P/TSE 60 Index                                                                  19            Mar-2007                         (5)
SPI 200 Index                                                                     27            Mar-2007                         80
Topix Index                                                                       15            Mar-2007                        (36)
U.S. 2 Year Treasury Note                                                        141            Jun-2007                         99
U.S. 5 Year Treasury Note                                                        297            Jun-2007                        168
U.S. 10 Year Treasury Note                                                        10            Jun-2007                         14
U.S. Long Treasury Bond                                                          (12)           Jun-2007                        (12)
                                                                                                                     --------------

                                                                                                                     $      (18,345)
                                                                                                                     ==============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the
Fund at February 28, 2007, is as follows:
-----------------------------------------------------------------------------------------------------------------
                                                                                                       UNREALIZED
                                                    CURRENCY                       CURRENCY          APPRECIATION
MATURITY                                          TO DELIVER                     TO RECEIVE        (DEPRECIATION)
DATE                                             (THOUSANDS)                    (THOUSANDS)         ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
3/21/07                          AUD                   3,800        USD               2,977        $          (15)
3/21/07                          CAD                   8,400        USD               7,171                     1
3/21/07                          CHF                  13,750        USD              11,100                  (181)
3/21/07                          JPY               1,342,500        USD              11,525                   165
3/21/07                          NZD                   4,900        USD               3,348                   (78)
3/21/07                          USD                   8,167        AUD              10,450                    61
3/21/07                          USD                   4,652        CAD               5,400                   (43)
3/21/07                          USD                     925        EUR                 700                    --
3/21/07                          USD                   4,906        GBP               2,500                    (8)
3/21/07                          USD                   2,757        JPY             325,000                    (3)
3/21/07                          USD                   3,622        NOK              22,500                    44
3/21/07                          USD                   6,332        NZD               9,225                   120
3/21/07                          USD                   1,082        SEK               7,500                   (11)
                                                                                                   --------------

                                                                                                   $           52
                                                                                                   ==============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

Swaps -- A summary of outstanding swap agreements held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------------------------------------------------------
                                                              TOTAL RETURN SWAPS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                       EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                  DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 8 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                             09/28/07         32,000   $          (36)

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 10 basis points times the notional amount. Fund receives  payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counterparty: Bank
   of America)                                                                          05/31/07         60,000              (67)

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 10 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counterparty:
   JPMorgan Chase)                                                                      03/31/07         40,000              (45)

Receive payment on the monthly reset spread from Banc of America - CMBS IG 10Yr
   Index plus 22.5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period. (Counterparty:
   Bank of America)                                                                     05/01/07         70,000              (91)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5
   Plus Index plus 12.5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Wachovia)                                                             06/01/07         90,000              (37)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5
   Plus Index plus 12.5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Wachovia)                                                             05/01/07         40,000              (16)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5
   Plus Index plus 10 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Wachovia)                                                             05/01/07         60,000              (25)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                       EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                  DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5
   Plus Index minus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Wachovia)                                                             06/30/07         22,000   $          (12)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $         (329)
================================================================================================================================
                                                            CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-02 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Bank of America)                                                      05/24/46        101,000   $       (4,285)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Bank of America)                                                      08/25/37          3,500                35

Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      03/20/14          3,700               (5)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/13          4,375                44

Fund pays quarterly payment of 0.1150% (0.460% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/11          4,375              (20)

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/11          4,375              (18)

Fund pays monthly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
   Bank of America)                                                                     12/20/11         79,300               593

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                       EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                  DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays monthly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
   Bank of America)                                                                     12/20/11          4,375   $           (3)

Fund pays quarterly payment of 0.1113% (0.445% per annum) times the notional amount of Darden Restaurants, Inc.., 7.125%, 02/01/16.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                          12/20/11          4,250                10

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Darden Restaurants, Inc.., 7.125%, 02/01/16.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                          12/20/13          4,375              (17)

Fund pays quarterly payment of 0.1063% (0.425% per annum) times the notional amount of Eastman Chemical Co., 7.600%, 02/01/27.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/11          4,250              (14)

Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/11          4,375              (43)

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/17.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                          12/20/13          4,375              (12)

Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of Ltd. Brands, Inc., 6.125%, 12/01/12.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/11          4,250              (26)

Fund pays quarterly payment of 0.1825% (0.730% per annum) times the notional amount of Masco Corp., 5.875%, 07/15/12.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/13          4,250              (28)

Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of MeadWestvaco, 6.850%, 04/01/12.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/11          4,250              (11)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                       EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                  DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 11/01/15.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                          12/20/13          4,375   $          (19)

Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/11          4,375              (22)

Fund pays quarterly payment of 0.0350% (0.140% per annum) times the notional amount of Pitney Bowes, Inc., 4.625%, 10/01/12.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/13          9,100                4

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/13          4,375               43

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/13          4,375               71

Fund pays quarterly payment of 0.0475% (0.190% per annum) times the notional amount of TJX Cos, Inc., 7.450%, 12/15/09.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/11          4,250               (5)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                      12/20/11         4,375               (17)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: JPMorgan Chase)                                                       08/25/37         5,000              (101)

Fund pays quarterly payment of 0.0850% (0.340% per annum) times the notional amount of Agrium, Inc., 8.250%, 02/15/11.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/11         4,250               (20)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                                                                      NOTIONAL      APPRECIATION
                                                                                       EXPIRATION       AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                  DATE  (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1150% (0.460% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/11          4,375   $          (24)

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/11          4,375              (18)

Fund pays quarterly payment of 0.0650% (0.260% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/13          4,375               86

Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/11          4,250              (44)

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Hasbro, Inc., 2.750%, 12/01/21.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/11          4,250               67

Fund pays quarterly payment of 0.1925% (0.770% per annum) times the notional amount of Jones Apparel Group, Inc., 5.125%, 11/15/14.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                           12/20/11          4,250               (2)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/11          4,375              (18)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 11/01/15.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                           12/20/13          4,375               71

Fund pays quarterly payment of 0.0700% (0.280% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/13          4,375              (13)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                       EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                  DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/11          4,375   $          (22)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/13          4,375               80

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PPG Industries, Inc., 7.050%, 08/15/09.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/11          4,250              (11)

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                       12/20/13          4,250              (22)

Fund pays quarterly payment of 0.0675% (0.270% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                           12/20/11          4,250               --

Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Washington Mutual Co., 5.250%, 09/15/17.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                           03/20/12          4,000               --

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Merrill Lynch)                                                        08/25/37         3,000               (86)

Fund pays monthly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
   Merrill Lynch)                                                                       12/20/11         3,700                23

Fund pays monthly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation. (Counterparty:
   Merrill Lynch)                                                                       12/20/11        79,300               593

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                       EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                  DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays monthly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                        12/20/11         22,225   $          170

Fund pays quarterly payment of 0.0650% (0.260% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                        12/20/13          4,375               88

Fund pays quarterly payment of 0.0325% (0.130% per annum) times the notional amount of Lowe's Cos., 8.250%, 06/01/10.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                        12/20/11          4,250               (4)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                        12/20/11          4,375              (19)

Fund pays quarterly payment of 0.0700% (0.280% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                        12/20/13          4,375              (13)

Fund pays quarterly payment of 0.2250% (0.900% per annum) times the notional amount of MDC Holdings, Inc., 5.500%, 05/15/13.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                        12/20/11          4,250              (55)

Fund pays quarterly payment of 0.1725% (0.690% per annum) times the notional amount of RR Donnelly & Sons Co., 4.950%, 04/01/14.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                            12/20/11          4,250              (49)

Fund pays quarterly payment of 0.0675% (0.270% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12.  Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                            12/20/11          4,375               --

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                        03/20/12          4,375              (12)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                                                                       NOTIONAL     APPRECIATION
                                                                                       EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                  DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0845% (0.340% per annum) times the notional amount of Whirlpool Corp., 7.750%, 07/15/16.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                        12/20/11          4,250   $           33
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $       (3,067)
================================================================================================================================

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2007

Percentages are based on Net Assets of $6,980,590 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investments Trust

(A) This security was sold within terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at February 28, 2007. The total value of securities on loan at February 28, 2007 was $412,798 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2007 was $420,760 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(F) Securities considered illiquid. The total value of such securities as of February 28, 2007 was $585 ($ Thousands), representing 0.01% of the Fund's net assets.

(G) Security, or a portion thereof, has been pledged as collateral on open future contracts and written options. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2007. The coupon on a step bond changes on a specified date.

(I) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(J)   Tri-Party Repurchase Agreement

ARM    -- Adjustable Rate Mortgage
AUD    -- Australian Dollar
CAD    -- Canadian Dollar
CDO    -- Collateralized Debt Obligation
CHF    -- Swiss Franc
Cl     -- Class
CMO    -- Collateralized Mortgage Obligation
DN     -- Discount Note
EUR    -- Euro
EXL    -- Extendable Maturity
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound Sterling
GNMA   -- Government National Mortgage Association
IO     -- Interest Only
JPY    -- Japanese Yen
LIBOR  -- London InterBank Offering Rate
LLC    -- Limited Liability Company
MTN    -- Medium Term Note
NIM    -- Net Interest Margin
NOK    -- Norwegian Krone
NZD    -- New Zealand Dollar
SEK    -- Swedish Krona
Ser    -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced
USD    -- U.S. Dollar

Amounts designated as "--" are zero or have been rounded to zero.

++ At February 28, 2007, the tax basis cost of the Fund's investments was $6,867,497 ($ Thousands), and the unrealized appreciation and depreciation were $701,971 ($ Thousands) and $(27,023) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK  -- 97.6%

CONSUMER DISCRETIONARY -- 11.3%
  Abercrombie & Fitch, Cl A                              2,402    $         188
  Advance Auto Parts                                     2,808              106
  Amazon.com (B)*                                        8,589              336
  American Eagle Outfitters                              4,671              145
  AnnTaylor Stores*                                      1,847               66
  Apollo Group, Cl A (B)*                                3,664              173
  Autoliv                                                2,218              127
  Autonation*                                            4,132               91
  Autozone*                                              1,407              176
  Barnes & Noble                                         1,638               67
  Beazer Homes USA                                       1,037               41
  Bed Bath & Beyond*                                     7,415              296
  Best Buy                                              10,947              509
  Black & Decker                                         1,868              157
  BorgWarner (B)                                         1,441              106
  Boyd Gaming                                            1,051               49
  Brinker International                                  3,483              118
  Brunswick                                              2,533               83
  Burger King Holdings*                                  1,100               23
  Cablevision Systems, Cl A                              6,142              181
  Career Education*                                      2,459               73
  Carmax*                                                2,680              141
  CBS, Cl B                                             17,869              542
  Centex                                                 3,456              160
  Cheesecake Factory*                                    2,046               56
  Chico's FAS (B)*                                       4,616              104
  Choice Hotels International                              884               33
  Circuit City Stores (B)                                4,985               95
  Claire's Stores                                        2,527               81
  Clear Channel Communications                          13,835              501
  Clear Channel Outdoor Holdings, Cl A*                    700               19
  Coach*                                                10,567              499
  Coldwater Creek*                                       1,700               31
  Comcast, Cl A (B)*                                    78,626            2,022
  CTC Media*                                             1,100               23
  Darden Restaurants                                     3,922              161
  Dick's Sporting Goods (B)*                               829               43
  Dillard's, Cl A (B)                                    1,675               56
  DIRECTV Group (B)*                                    22,058              498
  Discovery Holding, Cl A*                               7,242              116
  Dollar General (B)                                     9,031              152
  Dollar Tree Stores*                                    2,553               87
  Dow Jones (B)                                          1,377               50
  DR Horton                                              8,768              222
  DreamWorks Animation SKG, Cl A*                          934               25
  E.W. Scripps, Cl A                                     2,072               94
  Eastman Kodak (B)                                      7,767              185
  EchoStar Communications, Cl A (B)*                     5,762              234
  Expedia*                                               5,124              109
  Family Dollar Stores                                   4,262              123
  Federated Department Stores                           14,630              653
  Foot Locker                                            3,769               86
  Ford Motor (B)                                        48,024              380
  Fortune Brands                                         4,020              323
  GameStop, Cl A*                                        1,800               94
  Gannett*                                               6,259              383
  Gap                                                   13,759              264
  General Motors (B)                                    12,581              402
  Gentex (B)                                             3,932               66
  Genuine Parts                                          4,471              218
  Getty Images*                                          1,519               80
  Goodyear Tire & Rubber (B)*                            4,352              107
  H&R Block                                              8,525              186

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Hanesbrands                                            2,643    $          76
  Harley-Davidson (B)                                    7,203              475
  Harman International Industries                        1,768              175
  Harrah's Entertainment                                 4,875              412
  Harte-Hanks                                            1,489               41
  Hasbro                                                 4,467              126
  Hearst-Argyle Television                                 863               22
  Hilton Hotels                                         10,624              375
  Home Depot                                            57,015            2,258
  IAC/InterActive (B)*                                   4,964              195
  Idearc                                                 3,955              134
  International Game Technology                          9,343              385
  International Speedway, Cl A                             912               49
  Interpublic Group (B)*                                11,275              142
  ITT Educational Services (B)*                          1,221               98
  J.C. Penney                                            6,251              507
  Jarden*                                                1,300               48
  John Wiley & Sons, Cl A                                1,242               48
  Johnson Controls                                       5,315              499
  Jones Apparel Group                                    3,053              100
  KB Home (B)                                            2,080              103
  Kohl's*                                                8,919              615
  Lamar Advertising, Cl A (B)*                           2,140              137
  Las Vegas Sands*                                       3,693              319
  Laureate Education*                                    1,231               73
  Leggett & Platt                                        4,519              108
  Lennar, Cl A (B)                                       3,530              174
  Liberty Global, Cl A (B)*                             10,496              302
  Liberty Media Holding-Capital, Ser A*                  3,689              398
  Liberty Media Holding-Interactive, Cl A*              18,147              428
  Limited Brands                                         9,457              262
  Liz Claiborne                                          2,661              120
  Lowe's                                                41,810            1,361
  Marriott International, Cl A                           9,350              448
  Mattel                                                10,442              272
  McClatchy, Cl A                                        1,417               53
  McDonald's                                            33,080            1,446
  McGraw-Hill                                            9,739              629
  MDC Holdings                                             816               42
  Meredith                                                 758               44
  MGM Mirage (B)                                         3,192              227
  Mohawk Industries (B)*                                 1,366              120
  New York Times, Cl A (B)                               3,524               87
  Newell Rubbermaid                                      7,365              226
  News, Cl A*                                           61,985            1,397
  Nike, Cl B (B)                                         5,124              535
  Nordstrom                                              6,512              346
  Nutri/System (B)*                                        900               41
  NVR*                                                     124               84
  O'Reilly Automotive*                                   2,740               94
  Office Depot*                                          7,989              266
  OfficeMax                                              1,974              102
  Omnicom Group                                          4,522              469
  OSI Restaurant Partners                                1,602               64
  Panera Bread, Cl A (B)*                                  662               41
  Penn National Gaming*                                  2,089               97
  PetSmart                                               3,773              114
  Polo Ralph Lauren                                      1,780              155
  Pool (B)                                               1,292               45
  Pulte Homes                                            6,018              178
  R.H. Donnelley (B)                                     1,761              126
  RadioShack                                             3,171               79
  Regal Entertainment Group, Cl A                        1,188               25
  Ross Stores                                            4,171              137
  Ryland Group (B)                                       1,075               52
  Saks                                                   3,306               64
  Sally Beauty Holdings*                                 1,887               17

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Scientific Games, Cl A*                                1,466    $          48
  Sears Holdings (B)*                                    2,328              420
  Service International                                  6,994               82
  ServiceMaster                                          8,482              116
  Sherwin-Williams                                       3,037              202
  Sirius Satellite Radio (B)*                           38,952              142
  Snap-On                                                1,491               75
  Standard-Pacific                                       1,539               39
  Stanley Works                                          2,109              117
  Staples                                               19,964              519
  Starbucks (B)*                                        20,706              640
  Starwood Hotels & Resorts Worldwide                    5,984              394
  Station Casinos                                        1,219              105
  Target                                                23,385            1,439
  Thor Industries*                                       1,000               42
  Tiffany (B)                                            3,825              167
  Tim Hortons                                            4,986              150
  Time Warner                                          106,537            2,168
  TJX                                                   12,054              331
  Toll Brothers*                                         3,351              100
  Tractor Supply*                                        1,000               51
  TravelCenters of America LLC*                            176                6
  Tribune                                                4,900              147
  TRW Automotive Holdings*                                 993               30
  United Auto Group                                      1,200               26
  Univision Communications, Cl A*                        5,611              202
  Urban Outfitters*                                      2,720               67
  VF                                                     2,417              193
  Viacom, Cl B*                                         16,869              659
  Virgin Media                                           7,620              200
  Walt Disney (B)                                       55,284            1,894
  Warner Music Group                                     2,562               51
  Washington Post, Cl B                                    128               98
  Weight Watchers International                          1,262               60
  Wendy's International                                  3,313              106
  Whirlpool                                              1,887              166
  Williams-Sonoma                                        2,662               90
  Wyndham Worldwide*                                     5,668              200
  Wynn Resorts (B)*                                      1,396              137
  XM Satellite Radio Holdings, Cl A (B)*                 7,837              113
  Yum! Brands                                            7,324              424
                                                                  -------------
                                                                         43,718
                                                                  -------------
CONSUMER STAPLES -- 8.5%
  Alberto-Culver*                                        1,887               42
  Altria Group                                          56,068            4,725
  Anheuser-Busch                                        20,779            1,020
  Archer-Daniels-Midland                                17,379              598
  Avon Products                                         12,406              455
  Bare Escentuals*                                         700               24
  BJ's Wholesale Club*                                   1,872               60
  Brown-Forman, Cl B                                     1,675              110
  Campbell Soup                                          6,178              252
  Church & Dwight                                        1,632               78
  Clorox                                                 4,203              266
  Coca-Cola                                             54,820            2,559
  Coca-Cola Enterprises                                  7,715              155
  Colgate-Palmolive                                     13,875              935
  ConAgra Foods                                         14,286              360
  Constellation Brands, Cl A (B)*                        5,131              120
  Corn Products International                            2,100               67
  Costco Wholesale                                      12,581              703
  CVS (B)                                               21,746              683
  Dean Foods*                                            3,787              171
  Del Monte Foods                                        5,258               61
  Energizer Holdings (B)*                                1,441              124
  Estee Lauder, Cl A                                     3,154              151

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  General Mills                                          9,496    $         535
  Hansen Natural (B)*                                    1,600               56
  Hershey                                                4,598              243
  HJ Heinz                                               8,837              405
  Hormel Foods                                           1,939               71
  JM Smucker                                             1,355               67
  Kellogg                                                6,803              340
  Kimberly-Clark                                        12,218              832
  Kraft Foods, Cl A (B)                                  5,940              190
  Kroger                                                19,873              510
  Loews - Carolina                                       2,393              172
  McCormick                                              3,593              138
  Molson Coors Brewing, Cl B                             1,231              104
  Pepsi Bottling Group                                   3,682              114
  PepsiAmericas                                          1,494               32
  PepsiCo                                               44,337            2,800
  Procter & Gamble                                      88,177            5,598
  Reynolds American (B)                                  4,610              281
  Rite Aid (B)*                                         13,001               78
  Safeway                                               12,420              429
  Sara Lee                                              19,951              328
  Smithfield Foods (B)*                                  2,775               81
  Supervalu                                              5,789              214
  Sysco (B)                                             16,948              559
  Tyson Foods, Cl A                                      5,465              100
  UST (B)                                                4,469              260
  Wal-Mart Stores                                       65,979            3,187
  Walgreen                                              27,225            1,217
  Whole Foods Market                                     3,852              184
  WM Wrigley Jr. (B)                                     6,200              309
                                                                  -------------
                                                                         33,153
                                                                  -------------
ENERGY -- 8.4%
  Anadarko Petroleum                                    12,540              504
  Apache                                                 8,759              600
  Arch Coal                                              3,912              122
  Baker Hughes                                           8,501              553
  BJ Services                                            7,788              209
  Cabot Oil & Gas                                        1,400               95
  Cameron International*                                 3,022              171
  Cheniere Energy*                                       1,500               42
  Chesapeake Energy (B)                                 11,166              340
  Chevron                                               59,502            4,082
  Cimarex Energy                                         2,300               80
  CNX Gas (B)*                                             500               12
  ConocoPhillips                                        44,276            2,897
  Consol Energy (B)                                      4,744              169
  Denbury Resources*                                     3,524              102
  Devon Energy                                          11,713              770
  Diamond Offshore Drilling (B)                          1,509              117
  Dresser-Rand Group*                                      734               19
  El Paso                                               19,303              278
  ENSCO International                                    4,123              207
  EOG Resources                                          6,645              450
  Exxon Mobil                                          153,912           11,032
  FMC Technologies (B)*                                  1,780              117
  Forest Oil (B)*                                        1,314               42
  Foundation Coal Holdings                               1,300               43
  Frontier Oil                                           3,000               89
  Global Industries*                                     2,500               37
  Grant Prideco*                                         3,427              149
  Halliburton                                           27,512              850
  Helix Energy Solutions Group*                          2,200               74
  Helmerich & Payne                                      2,550               69
  Hess                                                   6,712              356
  Holly                                                  1,300               72
  Kinder Morgan                                          2,797              296

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Marathon Oil (B)                                       9,688   $          879
  Massey Energy (B)                                      1,961               48
  Murphy Oil                                             4,854              252
  National Oilwell Varco*                                4,692              327
  Newfield Exploration*                                  3,299              143
  Noble Energy                                           4,662              268
  Occidental Petroleum                                  23,154            1,069
  Oceaneering International*                             1,500               59
  Overseas Shipholding Group                               727               44
  Patterson-UTI Energy                                   4,432               99
  Peabody Energy                                         6,974              282
  Pioneer Natural Resources                              3,544              136
  Plains Exploration & Production*                       1,947               89
  Pogo Producing (B)                                     1,470               70
  Pride International*                                   4,129              119
  Quicksilver Resources (B)*                             1,901               73
  Range Resources                                        3,439              110
  Rowan                                                  2,686               82
  SEACOR Holdings*                                         600               58
  Smith International (B)                                5,731              235
  Southwestern Energy*                                   4,488              175
  Spectra Energy*                                       16,809              432
  St. Mary Land & Exploration                            1,600               58
  Sunoco                                                 3,456              223
  Superior Energy Services*                              2,200               67
  Tesoro                                                 1,773              162
  Tetra Technologies (B)*                                2,000               44
  Tidewater                                              1,570               82
  Todco*                                                 1,700               58
  Unit*                                                  1,127               55
  Valero Energy                                         16,536              953
  W&T Offshore (B)                                         400               12
  Williams                                              16,346              441
  XTO Energy                                             9,711              502
                                                                  -------------
                                                                         32,751
                                                                  -------------
FINANCIALS -- 21.5%
  A.G. Edwards                                           2,057              132
  Affiliated Managers Group (B)*                           833               95
  Aflac                                                 13,256              626
  Alleghany (B)*                                           130               51
  Allied Capital (B)                                     3,464              108
  Allstate                                              17,125            1,029
  AMB Property+                                          2,244              132
  AMBAC Financial Group                                  2,768              243
  American Capital Strategies                            4,121              183
  American Express                                      29,134            1,657
  American Financial Group                               2,014               70
  American International Group                          59,176            3,971
  American National Insurance                              422               54
  AmeriCredit (B)*                                       3,572               87
  Ameriprise Financial                                   5,900              345
  Annaly Capital Management+                             5,211               73
  AON                                                    8,850              333
  Apartment Investment & Management, Cl A+               2,484              146
  Archstone-Smith Trust+                                 5,940              335
  Arthur J. Gallagher                                    2,304               66
  Associated Banc                                        3,384              117
  Assurant                                               3,593              192
  Astoria Financial                                      2,314               65
  AvalonBay Communities+ (B)                             2,089              287
  Bancorpsouth                                           2,200               55
  Bank of America                                      122,623            6,238
  Bank of Hawaii                                         1,382               71
  Bank of New York                                      20,352              827
  BB&T                                                  14,906              633

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Bear Stearns                                           3,274    $         498
  BlackRock                                                485               77
  BOK Financial                                            475               24
  Boston Properties+ (B)                                 3,084              370
  Brandywine Realty Trust+                               2,500               89
  BRE Properties, Cl A+                                  1,320               88
  Brown & Brown (B)                                      2,824               79
  Camden Property Trust+                                 1,447              104
  Capital One Financial                                 10,925              842
  CapitalSource+ (B)                                     2,582               67
  Capitol Federal Financial                                527               20
  CB Richard Ellis Group, Cl A*                          5,117              170
  CBL & Associates Properties+                           1,906               90
  Cbot Holdings, Cl A*                                   1,400              226
  Charles Schwab                                        28,685              530
  Chicago Mercantile Exchange Holdings, Cl A               905              488
  Chubb                                                 11,318              578
  Cincinnati Financial                                   3,986              172
  CIT Group                                              5,524              312
  Citigroup                                            133,545            6,731
  City National                                          1,038               75
  CNA Financial*                                           700               29
  Colonial BancGroup                                     3,954              102
  Colonial Properties Trust+                             1,300               60
  Comerica (B)                                           4,253              257
  Commerce Bancorp (B)                                   4,854              162
  Commerce Bancshares                                    1,714               85
  Compass Bancshares (B)                                 3,337              230
  Conseco (B)*                                           3,877               77
  Countrywide Financial                                 16,575              634
  Cullen/Frost Bankers                                   1,668               90
  Developers Diversified Realty+                         3,253              213
  Douglas Emmett+*                                       2,000               55
  Duke Realty+                                           3,409              150
  E*Trade Financial*                                    11,138              257
  East West Bancorp                                      1,488               55
  Eaton Vance                                            2,810               97
  Equity Residential+                                    7,787              396
  Erie Indemnity, Cl A                                   1,519               82
  Essex Property Trust+                                    569               79
  Fannie Mae*                                           26,133            1,483
  Federal Realty Investment Trust+                       1,496              135
  Federated Investors, Cl B                              2,158               77
  Fidelity National Financial, Cl A                      5,904              142
  Fifth Third Bancorp (B)                               12,682              511
  First American                                         2,484              117
  First Citizens BancShares, Cl A                          200               42
  First Horizon National (B)                             3,229              139
  First Marblehead (B)                                   1,198               54
  Forest City Enterprises, Cl A (B)                      1,742              108
  Franklin Resources                                     4,603              540
  Freddie Mac                                           18,507            1,188
  Fulton Financial                                       4,195               64
  General Growth Properties+                             4,440              282
  Genworth Financial, Cl A                              12,092              428
  Goldman Sachs Group                                   10,275            2,071
  Hanover Insurance Group                                1,293               61
  Hartford Financial Services Group                      8,210              776
  HCC Insurance Holdings                                 2,841               89
  Health Care Property Investors+ (B)                    5,174              190
  Health Care+ (B)                                       2,083               93
  Hospitality Properties Trust+                          2,466              114
  Host Hotels & Resorts+ (B)                            13,600              357
  HRPT Properties Trust+                                 5,102               66
  Hudson City Bancorp                                   15,428              207
  Huntington Bancshares                                  6,989              162
  IndyMac Bancorp (B)                                    2,099               72

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  IntercontinentalExchange*                              1,800    $         272
  Investment Technology Group*                           1,200               49
  Investors Financial Services                           1,755              103
  iStar Financial+                                       3,295              158
  Janus Capital Group (B)                                5,665              120
  Jefferies Group                                        2,914               79
  Jones Lang LaSalle*                                    1,000              106
  JPMorgan Chase                                        93,222            4,605
  Keycorp                                               11,095              419
  Kilroy Realty+                                           900               74
  Kimco Realty+                                          6,144              309
  Legg Mason (B)                                         3,481              358
  Lehman Brothers Holdings                              14,394            1,055
  Leucadia National (B)                                  4,220              119
  Liberty Property Trust+                                2,306              118
  Lincoln National                                       7,688              524
  Loews                                                 11,818              513
  M&T Bank                                               1,983              238
  Macerich+                                              1,868              175
  Mack-Cali Realty+                                      1,598               83
  Markel*                                                  250              120
  Marsh & McLennan                                      15,065              443
  Marshall & Ilsley                                      6,660              317
  MBIA (B)                                               3,559              237
  Mellon Financial (B)                                  11,363              493
  Mercantile Bankshares                                  3,148              148
  Mercury General                                          696               37
  Merrill Lynch                                         24,749            2,071
  Metlife                                               12,338              779
  MGIC Investment (B)                                    2,315              140
  Moody's                                                6,427              416
  Morgan Stanley                                        28,778            2,156
  NASDAQ Stock Market*                                   2,600               78
  National City                                         16,376              620
  Nationwide Financial Services, Cl A                    1,461               78
  Nelnet, Cl A                                             363                9
  New Century Financial+ (B)                             1,221               19
  New Plan Excel Realty Trust+                           2,695               90
  New York Community Bancorp (B)                         8,172              137
  Northern Trust                                         6,005              362
  Nuveen Investments, Cl A                               1,948               95
  Nymex Holdings*                                          200               26
  NYSE Group (B)*                                        4,300              365
  Old Republic International                             5,890              131
  Peoples Bank (B)                                       1,588               70
  Philadelphia Consolidated Holding*                     1,248               57
  Plum Creek Timber+                                     5,021              199
  PMI Group                                              2,343              110
  PNC Financial Services Group                           8,086              593
  Popular                                                7,230              127
  Principal Financial Group                              7,318              446
  Progressive                                           21,480              493
  Prologis+                                              6,588              436
  Protective Life                                        1,809               80
  Prudential Financial                                  13,163            1,197
  Public Storage+                                        3,368              341
  Radian Group                                           2,198              126
  Raymond James Financial                                2,421               73
  Rayonier+                                              1,903               85
  Realogy*                                               5,874              174
  Regency Centers+                                       1,908              164
  Regions Financial                                     19,487              698
  Reinsurance Group of America                             799               46
  Safeco (B)                                             3,335              223
  SEI Investments (H)                                    1,521               92
  Simon Property Group+ (B)                              5,852              660
  Sky Financial Group                                    2,865               81
  SL Green Realty+ (B)                                   1,468              214

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  SLM                                                   10,914   $          465
  South Financial Group                                  1,800               48
  Sovereign Bancorp                                     10,558              267
  St. Joe (B)                                            1,861              104
  Stancorp Financial Group                               1,442               70
  State Street (B)                                       8,804              577
  Student Loan                                             102               20
  SunTrust Banks (B)                                     9,746              822
  Synovus Financial                                      7,572              245
  T. Rowe Price Group                                    7,080              330
  Taubman Centers+                                       1,500               89
  TCF Financial (B)                                      3,201               85
  TD Ameritrade Holding*                                 8,645              138
  TD Banknorth                                           2,528               81
  Thornburg Mortgage+ (B)                                3,341               85
  Torchmark                                              2,650              169
  Transatlantic Holdings                                   655               43
  Travelers                                             18,544              941
  UnionBanCal                                            1,397               85
  United Dominion Realty Trust+ (B)                      3,319              108
  Unitrin                                                1,260               58
  UnumProvident (B)                                      8,905              191
  US Bancorp                                            47,943            1,710
  Valley National Bancorp (B)                            2,865               72
  Ventas+                                                2,944              135
  Vornado Realty Trust+                                  3,510              446
  Wachovia                                              50,664            2,805
  Washington Federal                                     2,263               54
  Washington Mutual (B)                                 25,727            1,108
  Webster Financial                                      1,346               66
  Weingarten Realty Investors+ (B)                       2,067              102
  Wells Fargo                                           90,086            3,126
  Wesco Financial                                           41               19
  Whitney Holding                                        1,557               49
  Wilmington Trust                                       1,692               72
  WR Berkley                                             4,214              137
  Zions Bancorporation                                   2,802              239
                                                                  -------------
                                                                         83,319
                                                                  -------------
HEALTH CARE -- 12.0%
  Abbott Laboratories                                   40,776            2,227
  Abraxis BioScience*                                      563               15
  Advanced Medical Optics (B)*                           1,627               63
  Aetna                                                 13,934              617
  Allergan                                               4,048              452
  AmerisourceBergen                                      5,162              272
  Amgen*                                                31,767            2,041
  Amylin Pharmaceuticals (B)*                            3,000              117
  Applera - Applied Biosystems Group                     5,194              160
  Barr Pharmaceuticals*                                  2,682              142
  Bausch & Lomb*                                         1,330               70
  Baxter International                                  17,475              874
  Beckman Coulter                                        1,812              116
  Becton Dickinson                                       6,544              497
  Biogen Idec*                                           9,114              412
  Biomet                                                 6,690              283
  Boston Scientific*                                    33,839              552
  Bristol-Myers Squibb                                  53,013            1,399
  Brookdale Senior Living*                                 700               33
  C.R. Bard                                              2,685              214
  Cardinal Health                                       11,229              787
  Caremark Rx                                           11,920              734
  Celgene (B)*                                          10,192              543
  Cephalon*                                              1,648              117
  Cerner (B)*                                            1,574               82
  Charles River Laboratories International*              1,843               85

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Cigna                                                  2,785    $         397
  Community Health Systems*                              2,862              107
  Cooper                                                 1,104               51
  Covance*                                               1,336               82
  Coventry Health Care*                                  4,162              227
  Cytyc*                                                 2,903               88
  Dade Behring Holdings                                  2,242               92
  DaVita*                                                2,708              148
  Dentsply International                                 3,998              126
  Edwards Lifesciences*                                  1,507               76
  Eli Lilly                                             26,561            1,398
  Emdeon (B)*                                            4,456               67
  Endo Pharmaceuticals Holdings*                         3,697              115
  Express Scripts (B)*                                   3,061              231
  Forest Laboratories*                                   8,673              449
  Gen-Probe*                                             1,327               64
  Genentech*                                            12,485            1,053
  Genzyme*                                               7,153              442
  Gilead Sciences*                                      12,175              871
  Health Management Associates, Cl A (B)                 6,222              124
  Health Net*                                            3,002              161
  Henry Schein*                                          2,284              119
  Hillenbrand Industries                                 1,524               91
  Hospira*                                               4,081              156
  Humana (B)*                                            4,375              262
  Idexx Laboratories (B)*                                  826               71
  ImClone Systems*                                       1,728               50
  IMS Health                                             5,061              146
  Intuitive Surgical (B)*                                1,000              111
  Invitrogen (B)*                                        1,290               82
  Johnson & Johnson                                     79,509            5,013
  Kinetic Concepts*                                      1,213               60
  King Pharmaceuticals*                                  6,226              116
  Laboratory of America Holdings*                        3,311              264
  LifePoint Hospitals*                                   1,376               50
  Lincare Holdings*                                      2,327               91
  Manor Care                                             1,994              107
  McKesson                                               8,066              450
  Medco Health Solutions*                                8,010              542
  Medimmune (B)*                                         6,994              223
  Medtronic (B)                                         32,485            1,636
  Merck                                                 58,640            2,590
  Millennium Pharmaceuticals*                            7,816               84
  Millipore*                                             1,486              106
  Mylan Laboratories                                     5,419              115
  Omnicare (B)                                           3,131              130
  Patterson (B)*                                         3,583              120
  PDL BioPharma*                                         2,731               52
  Pediatrix Medical Group (B)*                           1,400               76
  PerkinElmer                                            3,334               79
  Pfizer                                               196,655            4,909
  Pharmaceutical Product Development                     2,484               79
  Quest Diagnostics                                      4,144              211
  Resmed (B)*                                            2,155              103
  Respironics*                                           1,840               75
  Schering-Plough                                       39,909              937
  Sepracor (B)*                                          2,861              150
  Sierra Health Services*                                1,734               64
  St. Jude Medical*                                      9,946              394
  Stryker                                                7,904              490
  Techne*                                                  941               53
  Tenet Healthcare (B)*                                 11,494               79
  Thermo Fisher Scientific*                             10,925              495
  Triad Hospitals*                                       2,163              106
  UnitedHealth Group                                    36,229            1,891
  Universal Health Services, Cl B                        1,088               63
  Varian Medical Systems*                                3,530              162


-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  VCA Antech*                                            2,039    $          75
  Vertex Pharmaceuticals*                                3,100               95
  Waters*                                                2,772              150
  Watson Pharmaceuticals*                                2,518               66
  WellCare Health Plans*                                   900               74
  WellPoint*                                            17,131            1,360
  Wyeth                                                 36,240            1,773
  Zimmer Holdings*                                       6,625              559
                                                                  -------------
                                                                         46,678
                                                                  -------------
INDUSTRIALS -- 10.5%
  3M                                                    20,146            1,492
  Adesa                                                  2,372               65
  AGCO (B)*                                              2,500               91
  Alexander & Baldwin                                    1,082               53
  Alliant Techsystems*                                     936               81
  Allied Waste Industries*                               6,933               89
  American Standard                                      4,972              263
  Ametek                                                 2,647               90
  AMR*                                                   6,386              218
  Armor Holdings*                                          800               51
  Avery Dennison                                         2,610              173
  Avis Budget Group*                                     2,784               74
  Boeing                                                21,491            1,875
  Brink's                                                1,300               77
  Burlington Northern Santa Fe                           9,798              776
  C.H. Robinson Worldwide (B)                            4,486              229
  Carlisle                                                 833               73
  Caterpillar                                           17,888            1,152
  ChoicePoint*                                           2,297               89
  Cintas                                                 3,657              148
  Con-way                                                1,323               65
  Continental Airlines, Cl B (B)*                        2,400               95
  Copart*                                                1,813               53
  Corporate Executive Board                              1,096               85
  Corrections of America*                                1,650               86
  Covanta Holding*                                       3,200               73
  Crane                                                  1,500               57
  CSX                                                   11,732              442
  Cummins                                                1,378              186
  Danaher                                                6,351              455
  Deere                                                  6,209              673
  Donaldson                                              1,972               71
  Dover                                                  5,457              261
  DRS Technologies                                       1,100               58
  Dun & Bradstreet*                                      1,656              146
  Eaton (B)                                              4,126              334
  Emerson Electric                                      22,120              953
  Equifax                                                3,456              134
  Expeditors International Washington                    5,748              258
  Fastenal (B)*                                          3,262              115
  FedEx                                                  8,244              941
  Flowserve*                                             1,600               83
  Fluor (B)                                              2,304              195
  Gardner Denver*                                        1,500               51
  GATX                                                   1,300               60
  General Dynamics                                      10,972              839
  General Electric                                     279,323            9,754
  Goodrich                                               3,192              157
  Graco                                                  1,824               74
  Harsco                                                 1,035               89
  Hertz Global Holdings*                                 2,300               49
  HNI                                                    1,322               66
  Honeywell International                               22,290            1,035
  Hubbell, Cl B                                          1,592               77
  IDEX                                                   1,262               66
  Illinois Tool Works                                   13,280              687

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  ITT                                                    5,102    $         302
  Jacobs Engineering Group*                              1,651              149
  JB Hunt Transport Services                             2,972               79
  Joy Global                                             3,133              139
  Kansas City Southern (B)*                              2,100               67
  KBR (B)*                                               1,000               23
  Kennametal                                             1,100               67
  Kirby*                                                 1,500               55
  L-3 Communications Holdings                            3,177              277
  Laidlaw International*                                 2,505               86
  Landstar System                                        1,465               65
  Lennox International                                   1,700               58
  Lincoln Electric Holdings                              1,200               75
  Lockheed Martin                                        9,929              966
  Manitowoc                                              1,700              100
  Manpower                                               2,284              170
  Masco (B)                                             10,709              320
  Monster Worldwide*                                     3,118              155
  MSC Industrial Direct, Cl A                            1,120               48
  Norfolk Southern                                      11,333              537
  Northrop Grumman                                       9,378              674
  Oshkosh Truck                                          2,159              116
  Paccar                                                 6,680              464
  Pall (B)                                               3,145              109
  Parker Hannifin                                        3,303              272
  Pentair                                                2,461               77
  Pitney Bowes (B)                                       5,785              276
  Precision Castparts                                    3,546              323
  Quanta Services*                                       3,400               79
  Raytheon                                              12,168              652
  Republic Services                                      3,349              141
  Robert Half International                              4,176              163
  Rockwell Automation                                    4,504              280
  Rockwell Collins                                       4,762              312
  Roper Industries                                       2,200              117
  RR Donnelley & Sons                                    5,677              205
  Ryder System                                           1,506               77
  Shaw Group*                                            2,200               68
  Southwest Airlines                                    21,320              323
  Spirit Aerosystems Holdings, Cl A*                     1,600               47
  SPX                                                    1,511              106
  Steelcase, Cl A                                        2,475               48
  Stericycle*                                            1,113               87
  Swift Transportation*                                  1,696               52
  Teleflex                                                 940               63
  Terex (B)*                                             2,748              181
  Textron                                                3,461              319
  Thomas & Betts*                                        1,467               74
  Timken                                                 1,960               56
  Toro                                                   1,060               56
  Trinity Industries                                     2,200               92
  UAL (B)*                                               3,200              128
  Union Pacific                                          7,308              721
  United Parcel Service, Cl B                           17,341            1,217
  United Rentals*                                        1,800               51
  United Technologies                                   27,166            1,783
  URS*                                                   1,400               58
  US Airways Group (B)*                                  1,700               89
  USG (B)*                                               2,098              114
  Walter Industries                                      1,200               30
  Waste Management                                      14,494              493
  WESCO International*                                   1,300               87
  WW Grainger                                            2,081              160
  YRC Worldwide (B)*                                     1,308               57
                                                                  -------------
                                                                         40,617
                                                                  -------------

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 14.5%
  Activision (B)*                                        6,878    $         115
  Acxiom                                                 2,400               51
  ADC Telecommunications*                                2,967               49
  Adobe Systems*                                        15,902              624
  Advanced Micro Devices (B)*                           15,234              229
  Affiliated Computer Services, Cl A*                    2,547              132
  Agere Systems*                                         4,614              101
  Agilent Technologies*                                 11,764              373
  Akamai Technologies (B)*                               4,118              212
  Alliance Data Systems (B)*                             2,112              126
  Altera (B)*                                           10,073              213
  Amphenol, Cl A                                         2,546              164
  Analog Devices                                         9,512              345
  Apple*                                                22,723            1,923
  Applied Materials*                                    36,755              683
  Arrow Electronics*                                     2,989              115
  Atmel*                                                12,000               66
  Autodesk*                                              6,437              265
  Automatic Data Processing                             15,692              781
  Avaya*                                                12,515              154
  Avnet*                                                 3,310              121
  AVX                                                    1,424               22
  BEA Systems (B)*                                       9,807              117
  BMC Software*                                          5,789              179
  Broadcom, Cl A*                                       12,068              411
  CA (B)                                                11,238              293
  Cadence Design Systems*                                7,263              145
  CDW (B)                                                1,722              107
  Ceridian*                                              3,775              123
  Checkfree*                                             2,072               79
  Ciena*                                                 2,314               73
  Cisco Systems*                                       163,827            4,250
  Citrix Systems*                                        4,587              148
  Cognizant Technology Solutions, Cl A*                  3,744              338
  Computer Sciences*                                     4,464              236
  Compuware*                                            10,351               95
  Convergys*                                             3,669               94
  Corning*                                              41,958              866
  Cree (B)*                                              1,922               34
  Cypress Semiconductor*                                 3,900               74
  Dell*                                                 62,143            1,420
  Diebold                                                1,629               77
  Dolby Laboratories, Cl A*                                843               27
  DST Systems*                                           1,395               98
  eBay*                                                 31,711            1,017
  Electronic Arts (B)*                                   8,365              422
  Electronic Data Systems                               14,342              402
  EMC (B)*                                              59,264              827
  F5 Networks*                                           1,219               89
  Factset Research Systems                               1,200               73
  Fair Isaac                                             1,626               63
  Fairchild Semiconductor International*                 3,400               64
  Fidelity National Information Services                 5,328              245
  First Data                                            20,328              519
  Fiserv*                                                4,869              258
  Global Payments                                        1,634               63
  Google, Cl A*                                          5,608            2,521
  Harris                                                 3,589              176
  Hewitt Associates, Cl A*                               2,863               86
  Hewlett-Packard                                       75,101            2,957
  Ingram Micro, Cl A*                                    4,123               80
  Integrated Device Technology (B)*                      5,600               91
  Intel                                                155,958            3,096
  International Business Machines                       41,598            3,869
  International Rectifier*                               1,755               75

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Intersil, Cl A                                         3,861    $         102
  Intuit*                                                9,086              268
  Iron Mountain*                                         4,363              121
  Jabil Circuit*                                         4,874              130
  JDS Uniphase (B)*                                      5,140               83
  Juniper Networks*                                     14,825              280
  Kla-Tencor                                             5,509              285
  Lam Research*                                          3,591              160
  Lexmark International, Cl A (B)*                       2,686              163
  Linear Technology                                      7,857              261
  LSI Logic (B)*                                        10,182              103
  Mastercard, Cl A (B)                                   1,700              182
  Maxim Integrated Products                              8,924              292
  McAfee*                                                4,373              132
  MEMC Electronic Materials*                             4,138              213
  Mettler Toledo International*                          1,136               98
  Microchip Technology (B)                               5,622              200
  Micron Technology (B)                                 19,416              230
  Microsoft                                            238,400            6,716
  Molex                                                  3,570              105
  MoneyGram International                                2,400               72
  Motorola                                              66,034            1,223
  National Instruments                                   1,436               39
  National Semiconductor                                 8,656              222
  NAVTEQ (B)*                                            2,269               73
  NCR*                                                   4,789              221
  Network Appliance (B)*                                 9,955              385
  Novell*                                                8,426               56
  Novellus Systems*                                      3,677              118
  Nvidia*                                                9,304              288
  Oracle*                                              106,967            1,757
  Paychex                                                9,307              378
  PMC - Sierra (B)*                                      5,800               39
  QLogic*                                                4,180               74
  Qualcomm                                              44,750            1,803
  Rambus*                                                2,500               50
  Red Hat (B)*                                           5,327              120
  Sabre Holdings, Cl A                                   3,351              108
  Salesforce.com (B)*                                    2,038               88
  SanDisk*                                               6,143              224
  Sanmina-SCI*                                          11,865               44
  Silicon Laboratories*                                  1,400               42
  Solectron (B)*                                        22,315               72
  Spansion, Cl A*                                        1,700               21
  Sun Microsystems*                                     92,977              570
  Symantec (B)*                                         25,748              440
  Synopsys*                                              3,882               99
  Tech Data (B)*                                         1,550               58
  Tektronix                                              1,979               57
  Tellabs*                                              11,889              125
  Teradyne*                                              4,963               80
  Texas Instruments                                     41,908            1,297
  Total System Services                                    969               30
  Trimble Navigation (B)*                                3,114               82
  Unisys (B)*                                            8,532               72
  VeriFone Holdings*                                     1,300               51
  VeriSign*                                              6,585              167
  Vishay Intertechnology*                                4,350               62
  Western Digital*                                       5,530              106
  Western Union*                                        20,328              440
  Xerox*                                                25,551              441
  Xilinx (B)                                             9,657              247
  Yahoo! (B)*                                           37,881            1,169
  Zebra Technologies, Cl A*                              1,825               72
                                                                  -------------
                                                                         56,447
                                                                  -------------

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
MATERIALS -- 3.4%
  Air Products & Chemicals                               5,994    $         449
  Airgas                                                 2,015               83
  Albemarle                                              1,072               88
  Alcoa                                                 23,202              775
  Allegheny Technologies                                 2,597              266
  Ashland                                                1,676              110
  Ball                                                   2,675              124
  Bemis                                                  2,774               92
  Cabot                                                  1,673               75
  Carpenter Technology                                     700               83
  Celanese, Ser A                                        2,383               68
  Chemtura                                               7,354               84
  Commercial Metals                                      3,400               94
  Crown Holdings*                                        4,151               95
  Cytec Industries                                         981               58
  Dow Chemical                                          25,670            1,124
  E.I. Du Pont de Nemours                               24,792            1,258
  Eagle Materials                                        1,400               65
  Eastman Chemical (B)                                   2,142              127
  Ecolab (B)                                             4,691              198
  Florida Rock Industries                                1,170               79
  FMC                                                      930               68
  Freeport-McMoRan Copper & Gold, Cl B (B)               5,189              298
  Huntsman*                                              2,929               60
  International Flavors & Fragrances                     2,391              112
  International Paper                                   12,055              434
  Louisiana-Pacific                                      2,846               59
  Lubrizol                                               1,734               90
  Lyondell Chemical                                      6,009              191
  Martin Marietta Materials                              1,163              146
  MeadWestvaco                                           5,158              157
  Monsanto                                              14,450              761
  Mosaic*                                                3,578               91
  Nalco Holding*                                         2,517               60
  Newmont Mining                                        11,133              502
  Nucor                                                  8,290              505
  Owens-Illinois (B)*                                    4,591              109
  Packaging of America                                   1,899               47
  Pactiv*                                                3,483              112
  Phelps Dodge                                           5,558              694
  PPG Industries                                         4,323              286
  Praxair                                                8,825              544
  Reliance Steel & Aluminum                              1,800               82
  Rohm & Haas                                            4,153              220
  RPM International                                      2,969               70
  Scotts Miracle-Gro, Cl A                               1,006               44
  Sealed Air                                             2,334              150
  Sigma-Aldrich                                          3,548              146
  Smurfit-Stone Container (B)*                           6,145               76
  Sonoco Products                                        2,646               98
  Southern Copper (B)                                      416               29
  Steel Dynamics                                         2,400               91
  Temple-Inland                                          2,775              166
  Titanium Metals*                                       2,100               73
  United States Steel                                    3,183              282
  Valhi                                                    122                3
  Valspar                                                2,664               72
  Vulcan Materials                                       2,611              304
  Westlake Chemical (B)                                    600               18
  Weyerhaeuser (B)                                       6,526              560
                                                                  -------------
                                                                         13,205
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.6%
  Alltel                                                 9,695    $         587
  American Tower, Cl A*                                 11,522              446
  AT&T                                                 168,833            6,213
  CenturyTel                                             3,201              143
  Citizens Communications (B)                            8,255              124
  Crown Castle International (B)*                        5,896              193
  Embarq                                                 3,932              218
  Leap Wireless International*                           1,200               81
  Level 3 Communications (B)*                           33,100              218
  NeuStar, Cl A*                                         1,700               54
  NII Holdings*                                          3,920              278
  Qwest Communications International (B)*               41,496              369
  SBA Communications, Cl A*                              2,900               78
  Sprint Nextel                                         78,044            1,505
  Telephone & Data Systems                               2,902              162
  US Cellular*                                             431               31
  Verizon Communications (B)                            78,315            2,931
  Windstream                                            12,547              189
                                                                  -------------
                                                                         13,820
                                                                  -------------
UTILITIES -- 3.9%
  AES*                                                  17,324              369
  AGL Resources                                          1,947               79
  Allegheny Energy*                                      4,566              216
  Alliant Energy                                         2,976              124
  Ameren (B)                                             5,690              297
  American Electric Power                               10,450              469
  Aqua America (B)                                       3,177               72
  Atmos Energy                                           1,991               63
  Centerpoint Energy                                     8,015              143
  CMS Energy (B)*                                        5,542               97
  Consolidated Edison (B)                                6,516              317
  Constellation Energy Group                             4,958              390
  Dominion Resources                                     9,456              809
  DPL (B)                                                3,246               98
  DTE Energy                                             4,764              221
  Duke Energy                                           33,619              662
  Dynegy, Cl A*                                          8,918               73
  Edison International                                   8,579              403
  Energen                                                1,837               89
  Energy East                                            3,567               88
  Entergy                                                5,698              562
  Equitable Resources                                    3,466              148
  Exelon                                                18,029            1,189
  FirstEnergy                                            8,781              549
  FPL Group                                             10,773              636
  Great Plains Energy                                    1,871               58
  Hawaiian Electric Industries                           2,146               56
  Integrys Energy Group                                  2,002              112
  KeySpan                                                4,653              191
  MDU Resources Group                                    4,621              122
  Mirant*                                                6,661              248
  National Fuel Gas (B)                                  2,089               87
  NiSource                                               7,421              177
  Northeast Utilities                                    3,907              114
  NRG Energy (B)*                                        3,300              219
  NSTAR                                                  2,928              100
  OGE Energy                                             2,268               88
  Oneok                                                  3,029              126
  Pepco Holdings                                         4,944              132
  PG&E                                                   9,218              428
  Pinnacle West Capital                                  2,592              123
  PPL                                                   10,526              400
  Progress Energy (B)                                    6,661              325

-------------------------------------------------------------------------------
                                                 Shares/
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Public Service Enterprise Group                        6,726    $         504
  Puget Energy                                           3,461               85
  Questar                                                2,273              191
  Reliant Energy (B)*                                    7,859              133
  SCANA                                                  3,020              126
  Sempra Energy                                          6,923              416
  Sierra Pacific Resources*                              5,600               97
  Southern (B)                                          19,803              709
  Southern Union                                         2,768               81
  TECO Energy                                            6,100              102
  TXU                                                   12,338              816
  UGI                                                    2,550               67
  Vectren                                                1,991               56
  Wisconsin Energy                                       2,949              141
  Xcel Energy (B)                                       10,581              250
                                                                  -------------
                                                                         15,043
                                                                  -------------
Total Common Stock
  (Cost $263,502) ($ Thousands)                                         378,751
                                                                  -------------
CORPORATE OBLIGATIONS (C) -- 4.2%

FINANCIALS -- 4.2%
  American General Finance (E) (F)
    5.370%, 03/17/08                                       992              992
  Bear Stearns EXL (E)
    5.360%, 03/17/08                                     1,218            1,218
  Countrywide Financial MTN (E)
    5.443%, 06/27/07                                       411              411
  Countrywide Financial MTN, Ser A (E)
    5.440%, 10/31/07                                     1,027            1,027
  Irish Life & Permanent MTN, Ser X (E) (F)
    5.366%, 02/21/08                                       910              910
  Islandsbanki (E) (F)
    5.390%, 03/22/07                                       582              582
    5.370%, 04/06/07                                     1,026            1,026
  Jackson National Life Funding (E) (F)
    5.320%, 04/01/08                                     1,505            1,505
  Kaupthing Bank MTN (E) (F)
    5.400%, 03/20/07                                     1,711            1,711
  Landsbanki Islands (E) (F)
    5.410%, 03/16/07                                     1,300            1,300
  Morgan Stanley EXL (E)
    5.400%, 03/04/08                                       240              240
  Morgan Stanley EXL, Ser S (E)
    5.363%, 03/04/08                                       342              342
  Nationwide Building Society (E) (F)
    5.440%, 10/26/07                                       376              376
    5.370%, 03/07/08                                       684              684
  Northern Rock (E) (F)
    5.360%, 03/03/08                                       705              705
  Premium Asset Trust, Ser 2004-10 (E) (F)
    5.380%, 03/17/08                                       958              958
  SLM EXL, Ser S (E) (F)
    5.320%, 03/17/08                                       753              753
  Skandinav Enskilda Bank (E) (F)
    5.324%, 03/18/08                                       753              753

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007


-------------------------------------------------------------------------------
                                                 Face Amount
                                                 ($ Thousands)    Market Value
Description                                      /Shares          ($ Thousands)
-------------------------------------------------------------------------------
  Stanfield Victoria LLC MTN (F)
    5.385%, 06/11/07                                       684    $         684
                                                                  -------------
Total Corporate Obligations
  (Cost $16,177) ($ Thousands)                                           16,177
                                                                  -------------
COMMERCIAL PAPER (C) (D) -- 3.5%

FINANCIALS -- 3.5%
  Brahms Funding
    5.299%, 03/13/07                             $         103              103
    5.295%, 03/08/07                                       642              642
  Broadhollow Funding
    5.304%, 03/19/07                                       274              273
  Buckingham CDO II LLC
    5.307%, 03/23/07                                       342              341
  Citius I Funding LLC
    5.306%, 03/22/07                                       683              681
  Citius II Funding LLC
    5.315%, 04/02/07                                       684              681
    5.306%, 03/22/07                                       342              341
    5.293%, 03/05/07                                       241              241
  KKR Pacific Funding Trust
    5.306%, 03/22/07                                       302              301
    5.302%, 03/16/07                                     1,711            1,707
  Mica Funding LLC
    5.304%, 03/19/07                                     1,197            1,194
    5.293%, 03/05/07                                       342              342
  Rams Funding Two LLC
    5.319%, 03/12/07                                       274              273
    5.315%, 03/26/07                                       342              341
    5.306%, 03/22/07                                       496              494
    5.303%, 03/05/07                                       342              342
  Rhineland Funding Capital
    5.339%, 05/15/07                                       729              722
    5.338%, 05/14/07                                       291              288
    5.311%, 03/28/07                                       747              744
  Thornburg Mortgage Capital Resource
    5.315%, 03/26/07                                       342              341
    5.301%, 03/15/07                                       684              683
  Transamerica Security Liquidity Notes
    5.300%, 03/01/07                                       330              330
  Valour Bay Capital LLC
    5.350%, 05/16/07                                       855              846
    5.326%, 03/22/07                                       642              640
    5.321%, 03/15/07                                       514              513
                                                                  -------------
Total Commercial Paper
  (Cost $13,404) ($ Thousands)                                           13,404
                                                                  -------------
CASH EQUIVALENT  -- 1.4%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% **                5,318,226            5,318
                                                                  -------------
Total Cash Equivalent
  (Cost $5,318) ($ Thousands)                                             5,318
                                                                  -------------
ASSET-BACKED SECURITIES (C) (E) (F) -- 0.4%

MORTGAGE RELATED SECURITIES -- 0.4%
  Duke Funding, Ser 2004-6B, Cl A1S1
    5.430%, 10/09/07                                       513              513

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Newcastle CDO, Ser 2005-6A, Cl IM1
    5.380%, 04/24/07                             $         137    $         137
  TIAA Real Estate CDO, Ser 2003 1A, Cl A1MM
    5.350%, 09/28/07                                       509              509
  Witherspoon CDO Funding
    5.330%, 03/15/07                                       591              591
                                                                  -------------
Total Asset-Backed Securities
  (Cost $1,750) ($ Thousands)                                             1,750
                                                                  -------------
CERTIFICATES OF DEPOSIT (C)(D) -- 0.3%
  Barclays Bank (E)
    5.440%, 06/11/07                                       342              342
  CC USA MTN (F)
    5.520%, 06/18/07                                       684              684
  U.S. Trust of New York (E)
    5.360%, 03/13/07                                       274              274
                                                                  -------------
Total Certificates of Deposit
  (Cost $1,300) ($ Thousands)                                             1,300
                                                                  -------------

U.S. TREASURY OBLIGATION (A) (D) -- 0.2%
  U.S. Treasury Bill
    0.525%, 03/08/07                                       755              754
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $754) ($ Thousands)                                                 754
                                                                  -------------
MASTER NOTE (C) -- 0.1%
  Bear Stearns
    5.433%, 03/01/07                                       205              205
                                                                  -------------
Total Master Note
  (Cost $205) ($ Thousands)                                                 205
                                                                  -------------
REPURCHASE AGREEMENTS (C) (G) -- 2.3%
Barclays
  5.310%, dated 02/28/07, to be repurchased on
  03/01/07, repurchase price $12,374
  (collateralized by a. U.S. Government
  Obligation, par value $12,522, 4.875%,
  06/04/08, total market value $12,649)                     12               12
Deutsche Bank
  5.320%, dated 02/28/07, to be repurchased on
  03/01/07, repurchase price $858,692
  (collateralized by a U.S. Government
  Obligation, par value $791,232, 12.000%,
  08/15/13, total market value $875,743)                   859              859
Lehman Brothers
  5.310%, dated 02/28/07, to be repurchased on
  03/01/07, repurchase price $8,216,505
  (collateralized by various U.S. Government
  Obligations, ranging in par value
  $7-$12,125,500, 0.000%-9.650%,
  03/20/07-04/15/30, total market value
  $8,379,604)                                            8,215            8,215
                                                                  -------------
Total Repurchase Agreements
  (Cost $9,086) ($ Thousands)                                             9,086
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
                                                                  ($ Thousands)
-------------------------------------------------------------------------------
Total Investments -- 110.0%
  (Cost $311,496) ($ Thousands)++                                 $     426,745
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                                                    Number of                   Unrealized
                                                    Contracts   Expiration    Depreciation
Type of Contract                                 Long (Short)         Date   ($ Thousands)
------------------------------------------------------------------------------------------
S&P 500 Index E-Mini                                      107     Mar-2007   $         (88)
S&P Mid 400 Index E-Mini                                    7     Mar-2007              (1)
                                                                             -------------
                                                                             $         (89)
                                                                             =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2007

Percentages are based on Net Assets of $387,991 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investments Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at February 28, 2007. The total value of securities on loan at February 28, 2007 was $40,895 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2007 was $41,922 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)   Tri-Party Repurchase Agreement

(H) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark Index.

CDO -- Collateralized Debt Obligation
Cl  -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

++ At February 28, 2007, the tax basis cost of the Fund's investments was $311,496 ($ Thousands), and the unrealized appreciation and depreciation were $121,561 ($ Thousands) and $(6,312) ($Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK  -- 97.2%

CONSUMER DISCRETIONARY -- 13.6%
  1-800 Contacts (B)*                                   32,700      $       577
  AC Moore Arts & Crafts*                                5,920              116
  Advance Auto Parts                                    22,900              862
  AFC Enterprises*                                       4,100               70
  Aftermarket Technology*                               74,555            1,669
  Amazon.com*                                           67,914            2,658
  American Axle & Manufacturing Holdings (B)            78,163            1,917
  American Greetings, Cl A                             129,782            3,039
  Applebee's International*                             21,069              539
  Arctic Cat                                            68,600            1,274
  ArvinMeritor (B)                                     186,777            3,411
  Asbury Automotive Group                               42,258            1,129
  Audiovox, Cl A*                                       10,156              153
  Bally Technologies (B)*                               55,175            1,206
  Bandag (B)                                            21,900            1,108
  Bebe Stores                                           32,767              602
  Belo, Cl A                                            47,642              888
  Big 5 Sporting Goods                                  26,100              624
  Big Lots*                                             75,815            1,898
  BJ's Restaurants*                                     77,500            1,579
  Blockbuster, Cl A*                                   164,761            1,094
  Blue Nile (B)*                                        32,400            1,264
  Bluegreen*                                            11,699              142
  Blyth                                                 37,900              777
  Bob Evans Farms                                       11,082              401
  Bon-Ton Stores                                        32,653            1,601
  Books-A-Million                                       29,652              473
  Borders Group                                         96,299            2,059
  Bright Horizons Family Solutions (B)*                 23,415              938
  Brinker International                                 22,261              757
  Brown Shoe                                            30,733            1,577
  Building Materials Holding                            28,500              593
  Cablevision Systems, Cl A                             22,334              658
  Cache*                                                 2,687               60
  Capella Education*                                     7,200              236
  Carrols Restaurant Group*                             88,100            1,172
  Carter's*                                             16,292              391
  Casual Male Retail Group*                              8,503              106
  Cato, Cl A                                            77,000            1,683
  CBRL Group (B)                                        76,720            3,580
  CEC Entertainment*                                    42,890            1,829
  Champion Enterprises (B)*                             79,500              630
  Charlotte Russe Holding*                              26,083              761
  Charming Shoppes (B)*                                134,600            1,678
  Charter Communications*                               33,803              102
  Cheesecake Factory*                                   16,400              448
  Chipotle Mexican Grill, Cl A (B)*                     40,100            2,406
  Circuit City Stores                                  112,300            2,137
  Coach*                                                93,000            4,390
  Cooper Tire & Rubber (B)                              67,444              994
  Core-Mark Holding*                                     1,600               49
  Corinthian Colleges*                                  86,700            1,209
  Courier                                               14,049              537
  CPI                                                    2,566              128
  CROCS (B)*                                           141,350            6,887
  CSK Auto (B)*                                        174,866            3,023
  CSS Industries                                         1,554               53
  Ctrip.com International ADR*                          28,695            1,693
  Dana (B)                                             262,200              253
  Deckers Outdoor*                                       6,613              431
  Denny's*                                              12,300               58
  Dick's Sporting Goods (B)*                            12,316              645
  Directed Electronics*                                  8,600               76

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Dover Downs Gaming & Entertainment                    27,650      $       338
  Dress Barn (B)*                                       74,237            1,560
  DSW, Cl A*                                             9,676              388
  Dufry South America BDR*                             119,000            1,891
  DXP Enterprises*                                       7,420              224
  Eddie Bauer Holdings*                                310,700            2,740
  Entercom Communications                               43,628            1,247
  Ethan Allen Interiors                                 75,018            2,765
  Finish Line, Cl A                                     39,035              496
  Focus Media Holding ADR*                              18,532            1,484
  Furniture Brands International (B)                   125,300            2,010
  Gaiam, Cl A (B)*                                     126,600            1,614
  GameStop, Cl A*                                       29,700            1,557
  Genesco (B)*                                          32,000            1,280
  Getty Images*                                          6,083              319
  Gildan Activewear*                                    31,400            1,625
  Global Sources Limited*                               19,397              311
  Gray Television                                      107,200              934
  Group 1 Automotive (B)                                91,869            4,251
  GSI Commerce (B)*                                     48,934              936
  Guess?*                                               16,890            1,376
  Guitar Center (B)*                                     9,300              407
  Gymboree (B)*                                         67,310            2,537
  Handleman (B)                                         59,100              449
  Harris Interactive*                                   14,321               81
  Haverty Furniture                                     26,863              392
  Hibbett Sports*                                      116,464            3,631
  HOT Topic (B)*                                       156,030            1,663
  Hovnanian Enterprises, Cl A*                          12,886              401
  Interstate Hotels & Resorts*                          46,137              314
  INVESTools*                                           16,582              264
  ITT Educational Services*                              1,971              158
  Jack in the Box*                                      34,800            2,378
  Jackson Hewitt Tax Service                           143,851            4,639
  Jakks Pacific (B)*                                    58,100            1,424
  Jarden*                                               91,554            3,353
  Jo-Ann Stores*                                         2,900               65
  Jos. A. Bank Clothiers (B)*                           13,400              413
  Journal Communications, Cl A                         130,400            1,737
  K2 (B)*                                              297,595            3,482
  Kellwood                                              62,855            1,982
  Kimball International, Cl B                           21,168              445
  La-Z-Boy (B)                                          34,842              479
  Lakeland Industries*                                  73,694              993
  Landry's Restaurants (B)                              41,525            1,222
  Leapfrog Enterprises (B)*                             75,500              781
  Lear                                                   2,949              109
  Libbey                                                87,200            1,081
  Life Time Fitness (B)*                                43,100            2,060
  Lifetime Brands                                      139,630            2,702
  Lin TV, Cl A (B)*                                     70,200              951
  Lithia Motors, Cl A                                   18,500              545
  LKQ (B)*                                              95,948            2,084
  Lodgenet Entertainment*                               39,311            1,005
  Luby's*                                               15,629              161
  M/I Homes (B)                                          3,700              116
  Magna Entertainment, Cl A*                            26,095              107
  Maidenform Brands*                                    55,665            1,019
  MarineMax (B)*                                        93,491            2,132
  Marvel Entertainment (B)*                             85,300            2,370
  McCormick & Schmick's Seafood Restaurants*            52,773            1,328
  MDC Partners, Cl A*                                  414,017            3,180
  Media General, Cl A                                   15,959              655
  Men's Wearhouse*                                      12,273              543
  Meritage Homes (B)*                                   29,819            1,155
  Modine Manufacturing                                  58,082            1,433

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Morgans Hotel Group*                                  20,192      $       353
  Morningstar*                                          15,893              814
  Mothers Work*                                          4,049              140
  Movie Gallery (B)                                     45,748              222
  National CineMedia*                                   64,937            1,703
  Nautilus                                               6,600              114
  NetFlix*                                              12,447              280
  New Oriental Education & Technology Group ADR*        12,600              531
  New York*                                             35,940              520
  Noble International                                   20,648              390
  Nutri/System (B)*                                     40,900            1,847
  O'Charleys*                                           65,748            1,379
  Orient-Express Hotels, Cl A                           55,900            2,886
  Outdoor Channel Holdings (B)*                        138,400            1,510
  Overstock.com*                                         5,100               93
  Pacific Sunwear of California*                        40,852              735
  Payless Shoesource*                                   52,054            1,608
  Perry Ellis International*                            81,854            2,501
  Phillips-Van Heusen                                   28,320            1,553
  Pier 1 Imports (B)                                   151,000            1,025
  Pinnacle Entertainment*                               37,200            1,203
  Pool (B)                                              17,088              600
  Pre-Paid Legal Services*                              20,054              830
  Priceline.com (B)*                                    48,160            2,524
  Princeton Review*                                    344,630            1,785
  Quiksilver (B)*                                      489,400            6,822
  RadioShack                                            61,400            1,533
  RC2*                                                   5,734              227
  RCN*                                                  12,023              329
  Red Robin Gourmet Burgers (B)*                         4,800              190
  Regal Entertainment Group, Cl A (B)                   57,000            1,218
  Regis                                                 81,987            3,450
  Rent-A-Center*                                        77,270            2,188
  Restoration Hardware*                                 59,824              400
  Retail Ventures*                                      66,203            1,347
  RRSat Global Communications Network*                  74,400            1,001
  Ruby Tuesday                                          58,200            1,705
  Ryland Group (B)                                      27,900            1,344
  Sauer-Danfoss                                          5,814              215
  Scholastic (B)*                                       57,220            1,991
  Shiloh Industries*                                     3,199               38
  Shoe Carnival*                                        14,592              441
  Shuffle Master (B)*                                   39,495              840
  Shutterfly (B)*                                       87,200            1,440
  Sirius Satellite Radio*                               53,300              195
  Snap-On                                               22,235            1,114
  Sonic (B)*                                           115,120            2,495
  Sonic Automotive, Cl A (B)                           152,560            4,485
  Sotheby's Holdings (B)                                51,083            1,854
  Source Interlink*                                     25,400              183
  Stage Stores                                          63,617            1,395
  Standard Motor Products                               15,635              240
  Standard-Pacific (B)                                  92,453            2,360
  Stanley Furniture                                      4,428               95
  Starwood Hotels & Resorts Worldwide                  100,100            6,587
  Stein Mart                                            19,300              280
  Steinway Musical Instruments*                          3,300              106
  Stewart Enterprises, Cl A                             50,904              403
  Stride Rite                                            3,700               60
  Sturm Ruger*                                          13,219              139
  Sunterra*                                             54,701              670
  Talbots (B)                                           16,300              411
  Tempur-Pedic International (B)*                      127,300            3,168
  Tenneco*                                              32,137              781
  Texas Roadhouse, Cl A*                                44,297              649
  Tim Hortons                                            8,435              254

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Timberland, Cl A*                                     71,100      $     1,928
  Town Sports International Holdings*                   34,900              685
  Tractor Supply (B)*                                   22,800            1,167
  Tuesday Morning (B)                                   20,600              324
  Tween Brands*                                          9,000              323
  Under Armour, Cl A (B)*                               99,763            4,584
  Unifirst                                              57,334            2,392
  Vail Resorts (B)*                                     26,666            1,386
  Valassis Communications*                              33,100              551
  Valuevision Media, Cl A*                              13,208              165
  Vertrue (B)*                                           6,800              332
  Virgin Media                                           5,400              142
  VistaPrint*                                           17,843              664
  Visteon (B)*                                          66,000              563
  Volcom (B)*                                           53,200            1,941
  Warnaco Group*                                        32,813              857
  Warner Music Group                                    75,500            1,505
  WCI Communities*                                      18,200              379
  West Marine*                                          13,049              219
  Westwood One                                         121,600              831
  Wet Seal, Cl A*                                       75,200              452
  WMS Industries (B)*                                   41,100            1,538
  Wolverine World Wide                                  38,930            1,080
  World Wrestling Entertainment, CL A                   28,600              455
  Zale*                                                 77,896            2,007
  Zumiez (B)*                                           29,200              993
                                                                  -------------
                                                                        272,322
                                                                  -------------

CONSUMER STAPLES -- 2.9%
  Alliance One International*                          123,701            1,040
  Andersons                                             15,812              665
  BJ's Wholesale Club*                                 119,811            3,867
  Casey's General Stores (B)                            36,640              916
  Central Garden and Pet*                               14,619              204
  Central Garden and Pet, Cl A*                         29,238              410
  Chattem*                                              52,255            2,789
  Chiquita Brands International (B)                    121,188            1,757
  Coca-Cola Bottling                                     2,040              119
  Corn Products International                           30,933              989
  Del Monte Foods                                       85,100              979
  Hain Celestial Group*                                104,580            3,034
  Imperial Sugar (B)*                                   26,200              809
  J&J Snack Foods                                       17,963              713
  JM Smucker                                            13,805              685
  Lancaster Colony                                      46,800            1,982
  Lance                                                 93,800            1,872
  Longs Drug Stores (B)                                 49,046            2,259
  Mannatech (B)                                         37,900              562
  MGP Ingredients (B)                                   24,400              484
  Molson Coors Brewing, Cl B                            31,200            2,635
  Nash Finch (B)                                        60,484            1,818
  NBTY (B)*                                             72,227            3,516
  Nu Skin Enterprises, Cl A                             52,159              885
  Pantry*                                                6,100              288
  Pathmark Stores*                                     104,974            1,200
  Performance Food Group (B)*                           35,751            1,054
  Physicians Formula Holdings*                          57,600            1,165
  Pilgrim's Pride                                       96,855            2,968
  Playtex Products*                                     12,657              173
  Premium Standard Farms                                19,803              412
  Ralcorp Holdings (B)*                                 57,068            3,311
  Sanderson Farms (B)                                   56,200            1,818
  Smart & Final*                                        43,058              924
  Spartan Stores                                        78,800            1,859
  Spectrum Brands*                                      76,772              678
  Susser Holdings*                                      21,900              395
  Tyson Foods, Cl A                                     12,395              226

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  United Natural Foods (B)*                             36,975      $     1,101
  Universal (B)                                         81,349            4,285
  Weis Markets                                          41,200            1,792
                                                                  -------------
                                                                         58,638
                                                                  -------------

ENERGY -- 6.2%
  Allis-Chalmers Energy*                                 9,047              149
  Arch Coal                                             37,396            1,165
  Arena Resources*                                      33,425            1,510
  Arlington Tankers*                                    82,000            1,913
  Atlas America*                                        16,250              868
  Atwood Oceanics (B)*                                  69,700            3,527
  Aurora Oil & Gas*                                    290,900              716
  Aventine Renewable Energy Holdings (B)*               42,700              682
  BA Energy (Canada)*                                  119,000              964
  Basic Energy Services*                               151,000            3,438
  Berry Petroleum, Cl A                                 39,304            1,190
  Bois d'Arc Energy*                                     3,700               50
  Bronco Drilling (B)*                                 168,900            2,537
  Cal Dive International*                              188,900            2,299
  CARBO Ceramics (B)                                    67,000            2,889
  Carrizo Oil & Gas*                                    26,135              804
  Cimarex Energy                                        50,600            1,766
  Clayton Williams Energy (B)*                          29,096              894
  Complete Production Services*                        168,500            3,237
  Comstock Resources (B)*                               33,200              891
  Core Laboratories*                                    17,740            1,399
  Delek US Holdings*                                    86,100            1,426
  Delta Petroleum (B)*                                  35,500              710
  Denbury Resources (B)*                                24,549              708
  Dresser-Rand Group*                                   89,264            2,318
  Dril-Quip (B)*                                        50,555            1,950
  Edge Petroleum (B)*                                   77,470              974
  Encore Acquisition*                                   86,250            2,093
  Endeavour International*                             128,400              266
  Energy Partners (B)*                                  23,100              501
  Evergreen Energy (B)*                                123,400              969
  EXCO Resources (B)*                                   31,459              548
  Forest Oil (B)*                                       44,700            1,426
  Foundation Coal Holdings (B)                          56,450            1,858
  Gasco Energy*                                         87,500              182
  GeoMet*                                              190,670            1,571
  Global Industries*                                   127,900            1,888
  GlobalSantaFe                                          4,500              259
  Goodrich Petroleum (B)*                               43,657            1,494
  Grey Wolf (B)*                                       241,000            1,612
  Hanover Compressor*                                   29,000              637
  Harvest Natural Resources*                            25,191              238
  Helix Energy Solutions Group (B)*                         --               --
  Hercules Offshore*                                   113,439            3,021
  Holly (B)                                             14,500              804
  Hornbeck Offshore Services*                            2,100               56
  Hydril*                                                1,732              165
  Infinity Bio-Energy*                                 396,781            2,115
  Input/Output (B)*                                    316,700            4,298
  InterOil ADR*                                         36,030              878
  Kodiak Oil & Gas*                                    219,645            1,208
  Lone Star Technologies*                               44,300            2,106
  Lufkin Industries                                     15,900              856
  Mariner Energy*                                       90,400            1,672
  Matrix Service (B)*                                   49,100              880
  Meridian Resource*                                    80,802              209
  Na Oil Sands (Canada) (F) (H)*                       245,500            2,513
  NATCO Group, Cl A*                                    30,042            1,041
  Natural Gas Services Group (B)*                       81,000            1,069
  Newpark Resources*                                   180,606            1,102

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Oceaneering International*                            16,500      $       651
  Oilsands Quest (B)*                                  360,100            1,307
  OMI (B)                                               60,400            1,345
  OPTI (Canada)*                                       133,200            2,231
  OPTI (Canada)*                                        35,800              600
  Pacific Ethanol (B)*                                  29,400              487
  Parallel Petroleum*                                   29,659              568
  Parker Drilling*                                      82,800              710
  Penn Virginia                                         15,100            1,052
  Petroquest Energy*                                    75,437              868
  Plains Exploration & Production*                      10,846              495
  Rentech (B)*                                         563,316            1,927
  Rosetta Resources (B)*                               108,600            1,995
  RPC                                                  132,997            1,988
  St. Mary Land & Exploration (B)                       60,600            2,182
  Stone Energy*                                         62,900            1,931
  Superior Energy Services*                             43,802            1,343
  Superior Well Services*                               29,256              664
  Swift Energy*                                        101,685            3,949
  SXR Uranium One (Canada)*                            128,375            1,855
  Synenco Energy (Canada) (F) (H)*                      27,419              271
  Synenco Energy (Canada)*                              24,000              237
  Synenco Energy, Cl A (Canada)*                       145,400            1,438
  Tesoro                                                22,341            2,036
  Union Drilling*                                       62,400              758
  Universal Compression Holdings*                       30,116            2,016
  Uranium Resources*                                   325,785            1,808
  US BioEnergy*                                        108,000            1,406
  USEC                                                  66,069              937
  Venoco*                                               81,500            1,239
  VeraSun Energy (B)*                                   39,900              692
  W-H Energy Services*                                  39,981            1,679
  Warren Resources*                                      7,100               80
  World Fuel Services                                   44,135            1,991
                                                                  -------------
                                                                        125,245
                                                                  -------------

FINANCIALS -- 20.6%
  1st Source                                             4,400              116
  Acadia Realty Trust+                                  61,500            1,661
  Accredited Home Lenders Holding*                      27,723              623
  Advance America Cash Advance Centers                  56,800              774
  Advanta, Cl B                                         40,760            1,703
  Affiliated Managers Group (B)*                        36,927            4,191
  Affirmative Insurance Holdings                         6,600              107
  AMB Property+                                         42,100            2,475
  AmCOMP*                                               86,800              914
  Amcore Financial                                      24,774              810
  American Equity Investment Life Holding (B)          188,723            2,502
  American Home Mortgage Investment+ (B)               156,615            4,283
  Ameris Bancorp                                         4,100              100
  Amerisafe*                                           172,241            3,183
  Anchor Bancorp Wisconsin                               8,095              229
  Annaly Capital Management+                           189,896            2,662
  Anthracite Capital+                                  166,541            2,083
  Anworth Mortgage Asset+                              229,804            2,043
  Arbor Realty Trust+                                   72,687            2,238
  Archstone-Smith Trust+                                69,557            3,924
  Argonaut Group*                                       27,363              963
  Aspen Insurance Holdings                              57,800            1,532
  Asset Acceptance Capital*                             20,100              296
  Assured Guaranty                                     113,714            3,218
  Asta Funding (B)                                      15,600              516
  AvalonBay Communities+ (B)                            41,400            5,695
  BancFirst                                              7,800              367

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Bancorpsouth (B)                                     120,180      $     2,993
  Bank Mutual                                          189,976            2,221
  Bank of the Ozarks (B)                                11,400              343
  BankAtlantic Bancorp, Cl A                            91,496            1,168
  Bankunited Financial, Cl A (B)                       136,747            3,339
  Berkshire Hills Bancorp                               16,200              560
  BFC Financial, Cl A (B)*                               5,700               33
  BioMed Realty Trust+                                  31,900              892
  Boston Private Financial Holdings                     57,000            1,644
  Boston Properties+ (B)                                31,000            3,723
  Brandywine Realty Trust+                              77,900            2,777
  BRE Properties, Cl A+                                 29,000            1,924
  Calamos Asset Management, Cl A                        22,311              581
  Camden Property Trust+                                45,300            3,261
  Canaccord Capital (Canada)                           102,100            1,771
  Canaccord Capital (Canada)                            42,100              730
  Capital Lease Funding+                               110,100            1,168
  Capital of the West                                    2,300               66
  Capital Trust, Cl A+ (B)                              26,500            1,219
  Cardinal Financial                                    53,273              541
  Cascade Bancorp (B)                                   40,370            1,050
  Cash America International                            53,307            2,165
  Cathay General Bancorp                                38,000            1,289
  CB Richard Ellis Group, Cl A*                         54,988            1,832
  CBRE Realty Finance+*                                 48,000              628
  Cedar Shopping Centers+                               34,004              546
  Center Financial                                      18,000              389
  Central Pacific Financial                             62,819            2,368
  Chemical Financial                                    54,900            1,592
  Chicago Mercantile Exchange Holdings, Cl A             1,434              773
  Citizens Banking                                     102,227            2,321
  City Bank                                              7,856              246
  City Holding                                          16,300              641
  Clark                                                 43,469              747
  CNA Surety*                                           38,100              752
  CoBiz                                                 28,200              578
  Colonial Properties Trust+                             6,600              303
  Columbia Bancorp                                       3,400               82
  Columbia Banking System                               22,800              769
  Commerce Group                                        67,400            1,932
  Community Bancorp (B)*                                18,785              584
  Community Bank System                                 40,100              858
  Community Trust Bancorp                               28,494            1,017
  Compass Diversified Trust*                             5,700               98
  CompuCredit (B)*                                      35,053            1,088
  Corporate Office Properties Trust+ (B)                95,700            4,883
  Corus Bankshares (B)                                 128,805            2,391
  Cowen Group*                                          39,176              777
  Crawford, Cl B                                        24,124              143
  Darwin Professional Underwriters*                     35,400              850
  DCT Industrial Trust+*                                62,100              702
  Dearborn Bancorp*                                     38,346              742
  Delphi Financial Group, Cl A (B)                      84,500            3,320
  DiamondRock Hospitality+                              65,400            1,183
  Dime Community Bancshares                             55,372              696
  Direct General                                        47,100              979
  Dollar Financial*                                     66,000            1,691
  Douglas Emmett+*                                     132,400            3,662
  Downey Financial (B)                                  33,071            2,167
  Dundee (Canada)+                                      54,300            1,884
  Dundee (Canada)+                                      10,500              364
  Dundee Wealth Management (Canada)                     89,010            1,249
  Dundee Wealth Management (Canada)                     31,100              436
  Eagle Hospitality Properties Trust+                   45,300              509
  Eaton Vance                                           40,768            1,414

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Education Realty Trust+                              110,576      $     1,635
  eHealth (B)*                                          10,200              255
  EMC Insurance Group                                    5,371              146
  Employers Holdings*                                      700               14
  Endurance Specialty Holdings                          47,876            1,698
  Entertainment Properties Trust+                       14,334              939
  Equity Inns+                                          30,783              477
  Equity Lifestyle Properties+                           6,800              383
  Equity One+                                           51,335            1,377
  Equity Residential+                                   79,200            4,023
  Essex Property Trust+ (B)                             18,500            2,569
  Evercore Partners, Cl A (B)*                          21,000              674
  Extra Space Storage+                                 137,200            2,612
  Ezcorp, Cl A*                                         51,273              761
  FBL Financial Group, Cl A                             24,700              962
  Federal Agricultural Mortgage, Cl C                   70,164            1,796
  Federal Realty Investment Trust+                      41,400            3,746
  FelCor Lodging Trust+                                110,000            2,594
  Financial Federal                                     26,106              707
  First American                                        47,400            2,235
  First Cash Financial Services*                       161,105            3,622
  First Financial Bancorp (B)                           70,451            1,107
  First Financial Holdings                               5,100              177
  First Industrial Realty Trust+ (B)                    35,507            1,649
  First Merchants                                       34,800              857
  First Mercury Financial*                              44,400            1,003
  First Midwest Bancorp                                 64,768            2,437
  First Niagara Financial Group                        105,300            1,495
  First Place Financial                                  1,396               29
  First Regional Bancorp*                                5,400              170
  First State Bancorporation (B)                        45,450            1,014
  FirstFed Financial (B)*                               58,466            3,344
  FirstMerit                                            72,225            1,549
  Flagstar Bancorp                                      82,300            1,139
  Flushing Financial                                    53,800              874
  FNB (Pennslyvania)                                    25,842              443
  FNB (Virginia)                                         2,000               72
  Fpic Insurance Group (B)*                             29,200            1,292
  Fremont General                                       15,540              137
  Frontier Financial (B)                                 7,125              186
  GAMCO Investors, Cl A                                 18,800              733
  Glacier Bancorp                                       37,382              914
  Gluskin Sheff + Associates (Canada)                   70,500            1,142
  Gluskin Sheff + Associates (Canada)*                  29,700              481
  GMP Capital*                                           9,900              185
  GMP Capital Trust (Canada)*                           41,600              775
  Gramercy Capital+                                     37,982            1,222
  Greater Bay Bancorp (B)                              119,668            3,207
  Greenhill (B)                                         24,600            1,658
  Grubb & Ellis Realty Advisors*                       315,500            1,956
  Hallmark Financial Services*                          90,220              997
  Hanmi Financial                                       41,699              814
  Hanover Insurance Group                               20,664              971
  HCC Insurance Holdings (B)                            29,750              933
  Health Care Property Investors+ (B)                   66,800            2,456
  Health Care+                                          11,733              526
  Hercules Technology Growth Capital                    27,000              376
  Hersha Hospitality Trust+                            180,300            2,010
  HFF, Cl A (B)*                                        21,000              393
  Highbury Financial (B)*                               29,100              164
  Highbury Financial Units*                            118,000              968
  Highland Hospitality+                                107,254            1,760
  Hilb Rogal & Hobbs                                    44,700            2,025
  Horace Mann Educators                                 47,201              955
  Horizon Financial                                      4,625              101
  Housevalues (B)*                                      19,300               98
  HRPT Properties Trust+ (B)                           170,200            2,199
  Hub International                                     24,900              977

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  IMPAC Mortgage Holdings+ (B)                          97,941      $       644
  IndyMac Bancorp                                       19,970              686
  Infinity Property & Casualty                          22,126            1,022
  Innkeepers USA Trust+                                202,529            3,382
  International Bancshares                              15,223              444
  Intervest Bancshares*                                 25,042              703
  Investment Technology Group*                          23,000              941
  Irwin Financial                                      102,933            2,127
  ITLA Capital                                           2,473              128
  JER Investors Trust+*                                 16,529              314
  Jones Lang LaSalle*                                    8,796              931
  Kansas City Life Insurance                            14,200              640
  KBW*                                                  40,300            1,408
  KKR Financial+*                                       20,400              564
  Knight Capital Group, Cl A*                           16,174              256
  Lakeland Financial                                     2,800               65
  LandAmerica Financial Group (B)                       12,600              877
  Longview Fibre+                                        8,971              221
  LTC Properties+                                       23,556              609
  Luminent Mortgage Capital+ (B)                       342,900            3,162
  Macatawa Bank                                          5,344              100
  Macerich+ (B)                                         30,900            2,892
  Mack-Cali Realty+                                     56,700            2,930
  MAF Bancorp                                           71,290            3,155
  Marlin Business Services*                             34,600              793
  Marsh & McLennan                                      46,399            1,365
  Max Re Capital                                        30,400              744
  Meruelo Maddux Properties (B)*                       148,800            1,427
  MFA Mortgage Investments+                            366,100            2,713
  Midwest Banc Holdings (B)                             62,700            1,221
  Mid-State Bancshares                                  19,382              714
  Move*                                                349,200            2,085
  Nara Bancorp                                          81,256            1,504
  NASDAQ Stock Market (B)*                             143,300            4,289
  National City                                          5,870              222
  National Financial Partners                           10,556              487
  National Health Investors+                             7,072              215
  National Retail Properties+ (B)                       36,830              891
  Nationwide Financial Services, Cl A                   20,199            1,083
  Nationwide Health Properties+                          9,604              318
  Navigators Group*                                     24,384            1,212
  NBT Bancorp                                           76,300            1,711
  New Westfield Financial*                              10,000              106
  NewAlliance Bancshares                               116,744            1,845
  Newcastle Investment+                                 97,065            2,863
  NewStar Financial*                                    62,400            1,127
  NNN Realty Advisors                                  169,500            1,712
  NorthStar Realty Finance+*                           103,307            1,567
  Novastar Financial+ (B)                               22,300              178
  NYSE Group*                                            2,900              246
  Ocwen Financial*                                      43,361              504
  Odyssey Re Holdings (B)                               24,100              939
  Ohio Casualty                                         73,900            2,204
  Old National Bancorp                                 113,700            2,074
  Omega Healthcare Investors+                           12,768              230
  optionsXpress Holdings*                               78,600            1,824
  Oriental Financial Group                               6,074               78
  Pacific Capital Bancorp                               14,060              443
  Penson Worldwide (B)*                                 17,000              461
  PFF Bancorp                                           78,430            2,480
  Philadelphia Consolidated Holding*                    23,755            1,091
  Pico Holdings (B)*                                    28,958            1,219
  Piper Jaffray (B)*                                    43,583            2,838
  Platinum Underwriters Holdings                       140,103            4,476
  PMA Capital, Cl A*                                    44,991              422
  PMI Group                                             18,343              860
  Portfolio Recovery Associates (B)*                    61,700            2,717
  Post Properties+                                      64,000            3,080

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Potlatch                                                 428      $        19
  Preferred Bank                                        17,100              705
  Premierwest Bancorp (B)                                4,835               64
  Presidential Life                                     56,300            1,150
  PrivateBancorp                                        16,300              597
  ProAssurance*                                         35,678            1,837
  Prologis+                                             71,500            4,728
  Provident Bankshares                                  26,566              912
  PS Business Parks+                                    27,100            1,951
  Public Storage+ (B)                                   44,524            4,509
  Rainier Pacific Financial Group                       15,610              336
  RAIT Financial Trust+                                134,440            4,497
  Redwood Trust+                                         6,884              372
  RenaissanceRe Holdings                                13,800              708
  RLI                                                   10,658              598
  Safety Insurance Group                                40,412            1,716
  Santander BanCorp                                     43,665              837
  Security Capital Assurance                            24,000              714
  Selective Insurance Group                             20,830              509
  Shore Bancshares                                       2,800               73
  Sierra Bancorp (B)                                     1,800               52
  Signature Bank (B)*                                   93,117            2,861
  Simon Property Group+ (B)                             56,700            6,392
  SL Green Realty+                                      25,800            3,763
  Smithtown Bancorp (B)                                  4,000              110
  South Financial Group (B)                             86,357            2,313
  Southwest Bancorp                                     16,329              416
  St. Joe                                               24,700            1,374
  Sterling Bancorp                                      14,022              262
  Sterling Financial, Pennsylvania Shares                3,850               83
  Sterling Financial, Washington Shares                117,360            3,860
  Stewart Information Services                          92,813            3,768
  Strategic Hotels & Resorts+                          122,900            2,585
  Suffolk Bancorp                                        3,100              103
  Sun Communities+                                      24,600              755
  Superior Bancorp (B)*                                 48,507              534
  Susquehanna Bancshares                                58,400            1,417
  SVB Financial Group (B)*                              46,300            2,236
  SWS Group                                             15,955              421
  Synergy Financial Group                               64,700            1,042
  Taubman Centers+                                      33,700            2,004
  Taylor Capital Group                                  16,050              587
  TD Ameritrade Holding*                               140,713            2,251
  TD Banknorth                                          54,417            1,747
  Technology Investment Capital                         45,700              748
  Thomas Weisel Partners Group (B)*                     99,600            1,815
  TierOne                                               23,101              642
  Tower Group                                           42,455            1,451
  TradeStation Group*                                  146,200            1,728
  Triad Guaranty*                                       30,059            1,367
  Trico Bancshares                                       3,700               90
  Trustmark                                             28,399              812
  UCBH Holdings (B)                                    125,990            2,401
  UMB Financial                                         43,721            1,650
  Umpqua Holdings                                       42,054            1,136
  UnionBanCal                                           15,101              924
  United America Indemnity, Cl A*                       29,943              707
  United Bankshares                                     33,800            1,202
  United Fire & Casualty                                84,375            2,924
  United Security Bancshares (B)                         2,000               42
  UnumProvident                                         23,064              494
  Ventas+                                               54,800            2,512
  Virginia Commerce Bancorp (B)*                        17,400              366
  Virginia Financial Group                               3,050               74
  W Holding                                             14,400               77
  Washington Federal                                    72,210            1,717

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Washington Real Estate Investment Trust+              12,610      $       504
  WesBanco                                              44,700            1,382
  West Coast Bancorp                                     8,800              267
  Westfield Financial                                   64,500              682
  Whitney Holding                                       23,373              741
  Wilshire Bancorp                                      40,275              686
  Winston Hotels+                                       60,362              848
  Winthrop Realty Trust+ (B)                           142,200              947
  Wintrust Financial                                    19,400              889
  World Acceptance (B)*                                 55,214            2,264
  WR Berkley                                            29,900              975
  WSB Financial Group*                                  20,400              389
  WSFS Financial                                        24,694            1,657
  Zenith National Insurance                             58,495            2,817
                                                                  -------------
                                                                        414,521
                                                                  -------------

HEALTH CARE -- 10.4%
  3SBio ADR*                                            40,800              578
  Abaxis*                                               33,810              771
  Abraxis BioScience*                                   16,875              444
  Accelrys*                                            145,300              924
  Adams Respiratory Therapeutics*                        9,742              354
  Advanced Magnetics (B)*                               22,124            1,305
  Advanced Medical Optics (B)*                          40,800            1,572
  Affymetrix (B)*                                      124,800            3,211
  Albany Molecular Research*                            53,993              511
  Align Technology (B)*                                102,800            1,688
  Alkermes*                                            205,200            3,365
  Alliance Imaging*                                    264,878            1,904
  Alpharma, Cl A (B)                                    84,361            2,224
  Amedisys*                                             38,290            1,224
  America Service Group*                                28,400              433
  American Medical Systems Holdings (B)*                16,598              338
  AMERIGROUP*                                           43,344            1,434
  AMN Healthcare Services*                              70,075            1,948
  Amsurg*                                               83,555            1,926
  Analogic*                                             35,256            1,973
  Anesiva*                                              20,000              161
  Applera - Celera Group*                              152,500            2,121
  Apria Healthcare Group*                              157,267            5,009
  Arena Pharmaceuticals (B)*                           124,800            1,579
  Ariad Pharmaceuticals (B)*                           246,300            1,190
  Array Biopharma*                                      70,400              826
  Arrow International                                   25,233              842
  Axcan Pharma*                                         92,407            1,471
  Bio-Imaging Technologies*                              7,791               65
  Bio-Rad Laboratories, Cl A*                            2,120              150
  Bio-Reference Labs*                                   24,686              605
  Biogen Idec*                                          13,500              610
  BioMarin Pharmaceuticals (B)*                         73,905            1,259
  Biosite (B)*                                          43,784            2,326
  Bradley Pharmaceuticals (B)*                          33,702              653
  Cambrex                                              116,203            2,680
  Cell Genesys (B)*                                    264,200              856
  Cephalon*                                             76,500            5,438
  Chemed                                                46,683            2,161
  Community Health Systems*                             54,200            2,019
  Computer Programs & Systems                           20,125              579
  Conceptus (B)*                                        82,300            1,546
  Conmed*                                               47,814            1,308
  Cooper (B)                                            82,030            3,764
  Cross Country Healthcare*                             84,800            1,615
  Cubist Pharmaceuticals (B)*                          223,300            4,473
  Cutera*                                               29,079            1,016
  CV Therapeutics (B)*                                 338,100            4,317

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Cynosure, Cl A*                                       66,291      $     1,464
  Cypress Bioscience*                                   92,230              716
  Dade Behring Holdings                                  7,200              295
  Datascope                                             23,908              856
  Dendrite International*                                9,814              125
  DexCom*                                               41,570              336
  Digene*                                               84,665            4,003
  Dionex*                                                5,643              348
  Discovery Laboratories (B)*                           81,800              180
  DJO*                                                  64,575            2,530
  Eclipsys*                                             44,912              939
  Emageon (B)*                                         123,200            1,438
  Emisphere Technologies (B)*                           15,300               77
  Encysive Pharmaceuticals (B)*                        340,600            1,182
  Enzon Pharmaceuticals (B)*                            88,769              735
  eResearch Technology*                                 81,303              576
  Exelixis (B)*                                        223,718            2,253
  Five Star Quality Care (B)*                          195,111            2,230
  Foxhollow Technologies (B)*                           34,600              774
  Genzyme*                                              19,322            1,194
  Greatbatch*                                           14,298              371
  Healthspring (B)*                                     38,100              805
  HealthTronics (B)*                                    87,374              539
  Healthways*                                           10,195              443
  Hologic (B)*                                          24,880            1,370
  Home Diagnostics*                                    132,400            1,540
  Hooper Holmes                                        114,700              442
  Human Genome Sciences (B)*                           180,890            1,990
  ICU Medical*                                          12,024              470
  Illumina (B)*                                         11,045              371
  Immunomedics*                                         12,637               57
  Incyte (B)*                                          346,300            2,220
  Integra LifeSciences Holdings*                         2,100               88
  Inverness Medical Innovations (B)*                    38,596            1,629
  Ista Pharmaceuticals (B)*                            175,800            1,427
  Kendle International*                                 35,455            1,228
  Kensey Nash*                                          10,700              307
  Keryx Biopharmaceuticals (B)*                         97,700            1,114
  Kindred Healthcare*                                   58,950            1,941
  Landauer                                               4,797              244
  LeMaitre Vascular*                                    61,800              410
  Lexicon Genetics*                                     40,200              166
  LHC Group*                                             2,475               71
  Lifecell (B)*                                          8,100              193
  LifePoint Hospitals*                                  47,309            1,731
  Magellan Health Services*                             22,100              924
  Matrixx Initiatives*                                   4,763               85
  Medarex (B)*                                         440,400            6,025
  Medcath*                                              41,048            1,191
  Medical Staffing Network Holdings*                    76,800              489
  Medicines*                                            63,200            1,704
  Medicis Pharmaceutical, Cl A (B)                      34,190            1,243
  Mentor (B)                                            39,800            1,911
  Merge Technologies*                                   77,239              389
  Meridian Bioscience                                   12,423              334
  Metabolix*                                           104,400            1,944
  MGI Pharma (B)*                                       90,000            1,910
  Micrus Endovascular*                                  88,100            1,824
  Millennium Pharmaceuticals*                            7,820               84
  Molina Healthcare*                                    20,773              647
  Momenta Pharmaceuticals (B)*                          26,709              327
  Myriad Genetics (B)*                                 125,593            4,202
  Nastech Pharmaceutical (B)*                          119,700            1,384
  National Dentex*                                      22,200              377
  Neurocrine Biosciences (B)*                           34,000              429
  New River Pharmaceuticals (B)*                         8,100              512
  Northfield Laboratories*                               8,400               33
  Noven Pharmaceuticals (B)*                           112,740            2,776

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Odyssey HealthCare*                                  173,461      $     2,356
  Omnicell*                                             11,144              216
  Option Care (B)                                      166,597            2,212
  OraSure Technologies (B)*                             86,603              689
  Orthofix International*                               12,632              620
  OSI Pharmaceuticals*                                   8,100              280
  Owens & Minor                                         59,257            1,954
  Pain Therapeutics (B)*                                62,200              491
  Panacos Pharmaceuticals (B)*                         104,014              447
  Par Pharmaceutical*                                   29,270              711
  PDL BioPharma*                                        94,900            1,812
  Penwest Pharmaceuticals (B)*                          54,423              720
  Perrigo                                               39,877              666
  Pharmacopeia Drug Discovery*                          70,629              330
  PharmaNet Development Group*                          38,340              779
  PolyMedica (B)                                        53,500            2,215
  Pozen*                                                23,500              370
  Profarma Distribuidora de
     Produtos Farmaceuticos (Brazil)*                   96,300            1,546
  Providence Service*                                   49,890            1,098
  Psychiatric Solutions*                                42,310            1,691
  Quidel*                                               58,500              630
  Regeneron Pharmaceuticals*                            60,925            1,209
  Res-Care*                                             63,183            1,126
  Rigel Pharmaceuticals*                                61,400              643
  Savient Pharmaceuticals*                              39,461              534
  Sciele Pharma (B)*                                   143,509            3,301
  Senomyx (B)*                                          17,216              217
  Sirona Dental Systems*                                33,200            1,236
  Somanetics (B)*                                       15,600              320
  SonoSite*                                              6,800              204
  Spectranetics (B)*                                    63,004              662
  STERIS                                                48,287            1,251
  Sun Healthcare Group*                                 39,600              521
  SuperGen (B)*                                        149,982              717
  SurModics (B)*                                        37,994            1,406
  Symbion*                                             101,200            2,113
  Symmetry Medical*                                     38,108              568
  Taro Pharmaceuticals Industries (B)*                  79,800              726
  Telik (B)*                                           164,500              954
  Tercica (B)*                                         118,800              618
  Theravance*                                           29,172              941
  Triad Hospitals*                                      13,199              647
  Trimeris*                                             29,000              331
  Trizetto Group*                                       47,100              981
  United Surgical Partners International*                7,346              224
  United Therapeutics (B)*                              66,155            3,718
  Universal Health Services, Cl B                        6,383              369
  Varian*                                               33,315            1,813
  Viropharma (B)*                                       38,600              618
  Vital Images*                                          1,822               63
  Volcano*                                              60,570            1,151
  WellCare Health Plans*                                13,478            1,107
  West Pharmaceutical Services                          64,706            2,929
  Zoll Medical*                                         31,162              867
                                                                  -------------
                                                                        208,846
                                                                  -------------

INDUSTRIALS -- 14.1%
  AAR (B)*                                              26,100              760
  ABM Industries                                        29,894              787
  ABX Air (B)*                                          48,865              364
  ACCO Brands*                                          58,000            1,263
  Accuride*                                              9,626              129
  Active Power (B)*                                    206,400              429
  Actuant, Cl A                                         43,977            2,296
  Acuity Brands                                         67,830            3,758
  Adesa                                                 35,200              968

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Administaff                                           15,400      $       547
  Advisory Board*                                       52,759            2,744
  Aerovironment*                                         9,700              206
  AGCO*                                                 45,006            1,631
  Airtran Holdings (B)*                                 72,343              754
  Alaska Air Group*                                     55,774            2,287
  Albany International, Cl A                           109,907            3,759
  Altra Holdings*                                       40,200              605
  Amerco*                                                4,912              319
  American Commercial Lines (B)*                       112,146            4,052
  American Ecology                                       3,200               60
  American Reprographics*                               29,989              993
  American Science & Engineering (B)*                   17,000              870
  American Woodmark (B)                                 57,570            2,288
  Ameron International (B)                              10,485              775
  AMR*                                                   3,500              119
  AO Smith*                                             28,500            1,102
  Apogee Enterprises                                    81,889            1,718
  Applied Industrial Technologies                       34,350              824
  Aries Maritime Transport                              50,200              435
  Arkansas Best (B)                                     37,495            1,480
  Armor Holdings*                                       29,000            1,847
  Astec Industries*                                     25,500              981
  ASV*                                                  13,091              204
  Avis Budget Group*                                    47,923            1,274
  Basin Water (B)*                                     171,100            1,341
  BE Aerospace (B)*                                    215,529            6,507
  Belden CDT (B)                                        21,119              979
  Blount International (B)*                            110,900            1,310
  Briggs & Stratton (B)                                 65,130            1,904
  Brink's                                               27,000            1,599
  Bucyrus International, Cl A                           16,734              853
  Builders FirstSource (B)*                             26,400              476
  Canadian Solar (B)*                                   16,100              179
  Capstone Turbine*                                     54,491               48
  Casella Waste Systems, Cl A*                          15,814              187
  CDI                                                    9,500              253
  Ceradyne (B)*                                         66,159            3,414
  Chart Industries*                                     60,607            1,030
  Chicago Bridge & Iron                                101,879            3,029
  CIRCOR International                                  25,425              876
  Clean Harbors (B)*                                    55,287            2,793
  Columbus McKinnon*                                    15,266              354
  Comfort Systems USA                                  192,273            2,617
  Commercial Vehicle Group*                             38,300              743
  COMSYS IT Partners*                                   40,464              805
  Consolidated Graphics*                                32,171            2,293
  Continental Airlines, Cl B*                           10,837              429
  Corrections of America*                               29,537            1,547
  CoStar Group*                                         13,277              622
  CRA International*                                    32,111            1,663
  Crane                                                 42,700            1,626
  Cubic                                                 54,600            1,152
  Curtiss-Wright                                        40,290            1,409
  Danaos                                                21,300              504
  Deluxe                                                96,249            2,971
  Diamond Management & Technology Consultants (B)       32,100              484
  Dynamic Materials (B)                                113,500            3,549
  EDO                                                   13,700              329
  EGL*                                                   5,983              211
  Electro Rent*                                         10,271              156
  EMCOR Group*                                          41,233            2,476
  Encore Wire*                                           4,795              124
  EnerSys*                                               7,280              125
  EnPro Industries (B)*                                 36,700            1,394
  ESCO Technologies (B)*                                42,100            1,835
  Esterline Technologies*                               11,688              478

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Evergreen Solar (B)*                                  60,000      $       594
  ExpressJet Holdings*                                  93,193              674
  Federal Signal                                        73,480            1,106
  First Consulting Group*                               19,300              233
  Flanders (B)*                                        154,292            1,205
  Flint Energy Services (Canada)*                       82,000            1,888
  Flowserve (B)*                                        22,900            1,189
  Force Protection*                                    166,100            2,437
  Freightcar America (B)                                40,273            1,995
  Frontier Airlines Holdings*                            7,539               51
  FTI Consulting*                                       54,772            1,839
  Fuel Tech*                                             9,746              248
  FuelCell Energy*                                      27,396              189
  Gardner Denver*                                       90,300            3,058
  GATX                                                  20,376              941
  General Cable (B)*                                   103,200            5,155
  Genesee & Wyoming, Cl A*                              20,335              528
  Geo Group*                                            64,871            3,035
  Goodman Global*                                       87,300            1,659
  GrafTech International (B)*                          453,340            3,581
  Granite Construction                                  37,967            2,217
  Greenbrier                                             4,216              120
  Griffon*                                              52,862            1,242
  Grupo Aeroportuario del Sureste ADR                   40,500            1,805
  H&E Equipment Services*                               87,100            2,300
  Heico, Cl A                                           29,409              940
  Heidrick & Struggles International*                    3,100              142
  Herman Miller                                         38,305            1,474
  Hexcel (B)*                                           54,800              990
  HUB Group, Cl A*                                     127,197            4,028
  Hubbell, Cl B (B)                                     42,800            2,067
  Hudson Highland Group*                                57,663              939
  ICF International*                                    77,320            1,142
  ICT Group*                                             4,100              111
  IHS, Cl A*                                            29,312            1,101
  II-VI*                                                50,850            1,572
  IKON Office Solutions                                205,749            2,876
  Infrasource Services*                                 34,003              834
  Innerworkings (B)*                                    89,038            1,206
  Innovative Solutions & Support*                            1               --
  Insituform Technologies, Cl A (B)*                    29,229              741
  Interface, Cl A*                                      48,222              763
  Ionatron*                                             38,300              202
  Jacobs Engineering Group*                              4,184              378
  JetBlue Airways*                                      43,100              531
  John H. Harland                                       46,997            2,373
  K&F Industries Holdings*                              37,500              922
  Kadant*                                               39,745              932
  Kansas City Southern (B)*                             65,801            2,108
  Kaydon (B)                                            75,006            3,253
  Kelly Services, Cl A                                  14,751              454
  Kenexa (B)*                                           41,886            1,411
  Kennametal                                            14,599              893
  Kforce*                                               29,451              401
  Kirby*                                                49,727            1,817
  Knight Transportation (B)                            149,875            2,800
  Knoll*                                               153,300            3,549
  Korn/Ferry International*                             32,800              757
  Lamson & Sessions*                                        --               --
  Layne Christensen*                                    14,600              468
  LECG*                                                 42,200              567
  Lennox International                                  26,329              904
  Lincoln Electric Holdings                             51,300            3,201
  Lydall*                                                9,467              135
  Macquarie Infrastructure*                             14,900              574
  Marten Transport*                                     46,200              771
  Mcgrath Rentcorp                                       7,551              225
  Mesa Air Group (B)*                                   99,100              754

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Milacron (B)*                                        228,148      $       173
  Mine Safety Appliances                                 7,158              291
  Moog, Cl A*                                           23,962              913
  Mueller Industries                                     4,700              140
  NACCO Industries, Cl A                                 4,345              558
  Navigant Consulting*                                  41,800              810
  Navios Maritime Holdings                             102,400              812
  Navistar International (B)*                          103,842            4,211
  NCI Building Systems (B)*                             73,200            4,087
  Nordson                                               25,600            1,249
  On Assignment*                                         4,201               51
  Orbital Sciences*                                    119,551            2,366
  Pacer International*                                  10,288              278
  Pall (B)                                              68,300            2,362
  PAM Transportation Services*                           7,800              179
  Perini*                                               73,879            2,681
  PHH*                                                  35,600            1,007
  Power-One (B)*                                        60,887              375
  PW Eagle*                                             13,904              462
  Quanta Services (B)*                                 131,719            3,053
  RBC Bearings*                                         47,045            1,535
  Regal-Beloit                                          19,072              863
  Republic Airways Holdings*                            26,500              525
  Robbins & Myers                                       11,722              459
  Ryder System                                          62,200            3,200
  Saia*                                                 37,542            1,023
  School Specialty (B)*                                 38,316            1,430
  Seaspan*                                              15,400              393
  Shaw Group*                                           30,550              940
  Simpson Manufacturing (B)                             54,000            1,794
  SIRVA*                                                39,978              147
  Skywest                                              111,240            2,842
  Spherion*                                            189,977            1,685
  Standard Parking*                                      3,000              102
  Standard Register                                     36,593              480
  TAL International Group*                              85,900            2,059
  Taleo, Cl A*                                          38,010              608
  Tecnisa*                                             239,900            1,288
  Tecumseh Products, Cl A (B)*                          72,100            1,227
  Teledyne Technologies*                                72,297            2,751
  Tennant                                               14,284              440
  Tetra Tech*                                          147,691            2,633
  Titan International                                   16,915              413
  Tredegar                                              27,089              604
  Trex*                                                  7,000              171
  UAP Holding                                           33,149              841
  United Rentals (B)*                                  101,900            2,912
  United Stationers (B)*                                49,476            2,721
  Universal Forest Products (B)                         16,500              855
  URS*                                                  59,009            2,453
  US Xpress Enterprises, Cl A*                          47,212              911
  Volt Information Sciences*                            16,233              555
  Wabash National (B)                                   61,200              986
  Wabtec                                                63,726            2,052
  Walter Industries                                     75,465            1,881
  Washington Group International*                       55,017            3,225
  Waste Connections (B)*                                55,615            2,459
  Waste Industries USA                                   8,400              213
  Watson Wyatt Worldwide, Cl A                         159,233            7,654
  WESCO International*                                  10,783              720
  Williams Scotsman International*                      95,023            1,935
  Woodward Governor                                     53,400            2,225
  World Air Holdings*                                   23,600              240
  YRC Worldwide (B)*                                    42,300            1,839
                                                                  -------------
                                                                        282,244
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 20.9%
  24/7 Real Media (B)*                                 384,100      $     3,703
  Actel*                                                29,500              494
  Acxiom                                                13,842              296
  Adaptec*                                             378,049            1,380
  ADC Telecommunications*                               93,992            1,543
  Adtran                                                11,600              267
  Advanced Analogic Technologies*                       20,100              130
  Advanced Energy Industries (B)*                       61,851            1,246
  Advent Software*                                      34,000            1,231
  Aeroflex*                                            232,231            2,654
  Agilysys                                              86,410            1,815
  Akamai Technologies (B)*                              74,492            3,842
  Alliance Semiconductor*                              109,100              478
  Allot Communications*                                151,435            1,463
  Altiris*                                              44,001            1,432
  AMIS Holdings*                                       147,018            1,666
  Amkor Technology (B)*                                272,400            3,141
  Anadigics (B)*                                        64,091              783
  Andrew*                                              137,904            1,465
  Anixter International*                                 2,117              131
  Ansoft*                                               72,705            2,253
  Ansys*                                                 5,848              298
  aQuantive (B)*                                       188,537            4,778
  Ariba*                                                 9,800               91
  ARM Holdings ADR (B)                                 175,700            1,323
  Arris Group*                                         143,547            1,886
  Art Technology Group*                                254,403              552
  Aspen Technology (B)*                                 94,039            1,128
  Asyst Technologies*                                  482,058            3,403
  ATMI*                                                 20,637              686
  Avanex (B)*                                          222,500              416
  Avnet*                                                34,956            1,278
  Avocent (B)*                                          39,508            1,258
  Axcelis Technologies*                                 39,104              285
  Axesstel*                                            431,541              893
  BearingPoint (B)*                                    228,100            1,825
  BISYS Group (B)*                                      48,745              640
  Black Box                                             67,694            2,564
  Blackbaud                                             26,596              609
  Blackboard (B)*                                       38,967            1,300
  Bookham*                                              30,177               79
  Brightpoint*                                          18,792              227
  Brocade Communications Systems*                      731,671            6,592
  Brooks Automation (B)*                               267,600            4,156
  C-COR*                                                20,799              284
  Cabot Microelectronics*                                1,804               59
  CACI International, Cl A*                             37,607            1,749
  Captaris*                                             52,094              323
  Checkpoint Systems*                                   35,837              701
  Chordiant Software*                                   50,156              459
  Ciber*                                               310,679            2,184
  Cirrus Logic*                                         55,459              481
  Citrix Systems*                                       27,245              877
  CMGI*                                                415,115              639
  CNET Networks (B)*                                   277,200            2,434
  Cogent (B)*                                          132,700            1,498
  Cognex                                                21,200              465
  Coherent (B)*                                         43,178            1,298
  Cohu                                                   4,288               80
  Color Kinetics (B)*                                   22,200              406
  CommScope*                                            99,138            3,814
  Commvault Systems*                                    79,200            1,317
  Comtech Group (B)*                                    77,185            1,146
  Comtech Telecommunications*                           19,320              664
  Comverse Technology*                                  93,300            2,051
  Concur Technologies (B)*                              47,289              765

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Conexant Systems (B)*                                255,700      $       509
  Covansys*                                              2,581               64
  CPI International*                                    70,261            1,232
  Cray*                                                114,323            1,528
  Credence Systems*                                    195,371              887
  CSG Systems International (B)*                       177,513            4,377
  CTS                                                   69,600              943
  Cymer (B)*                                            94,880            3,943
  Cypress Semiconductor*                                69,618            1,323
  DealerTrack Holdings*                                112,234            3,249
  Digimarc*                                             85,800              932
  Digital Angel*                                        36,208               90
  Digital River*                                         2,787              154
  Diodes (B)*                                           33,386            1,253
  Ditech Networks*                                      32,970              256
  Dycom Industries*                                     76,150            1,904
  Earthlink*                                           280,400            1,996
  eCollege.com*                                         36,499              634
  EFJ (B)*                                             140,000              885
  Electronics for Imaging*                             143,167            3,267
  Emergis (Canada)*                                    393,000            1,813
  EMS Technologies*                                      5,655              113
  Emulex*                                               48,793              873
  Entegris (B)*                                        161,152            1,795
  EPIQ Systems (B)*                                    103,392            1,833
  Euronet Worldwide (B)*                               108,042            2,953
  Extreme Networks*                                    109,737              484
  Factset Research Systems                              42,180            2,567
  Fair Isaac                                            26,260            1,025
  Fairchild Semiconductor International*                54,174            1,014
  Flir Systems (B)*                                     44,275            1,539
  Formfactor (B)*                                       33,257            1,422
  Forrester Research*                                   11,660              313
  Foundry Networks*                                    114,500            1,672
  Gateway*                                              53,138              110
  Genesis Microchip*                                     7,617               61
  Gevity HR (B)                                         77,800            1,550
  Global Imaging Systems*                               28,376              569
  Heartland Payment Systems (B)*                        43,724            1,090
  Hewitt Associates, Cl A*                              19,356              581
  Hittite Microwave*                                    30,945            1,298
  Hutchinson Technology (B)*                            95,500            2,160
  i2 Technologies (B)*                                  62,849            1,496
  i2 Technologies*                                       4,526              108
  Ikanos Communications*                               118,900            1,072
  Imation                                               84,336            3,509
  Immersion (B)*                                       470,948            3,438
  Informatica (B)*                                     118,800            1,540
  infoUSA                                               69,970              719
  Interdigital Communications (B)*                      63,200            2,194
  Intermec*                                              9,251              207
  Internap Network Services (B)*                        14,632              275
  Interwoven*                                           13,745              209
  Intevac*                                             136,727            3,729
  IPG Photonics (B)*                                    10,200              237
  Isilon Systems (B)*                                   80,800            1,573
  Itron (B)*                                            53,912            3,484
  JA Solar Holdings ADR*                                27,957              538
  JDA Software Group*                                  147,700            2,195
  Juniper Networks*                                     53,700            1,015
  Jupitermedia (B)*                                    248,700            2,129
  Keane*                                                95,400            1,309
  Kemet*                                                51,135              399
  Keynote Systems*                                      83,800            1,099
  Knot*                                                 17,400              411
  Komag (B)*                                           112,485            3,823
  Kronos*                                               19,200              758
  Kulicke & Soffa Industries*                           64,887              616

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Lattice Semiconductor (B)*                           729,500      $     4,494
  Lawson Software (B)*                                 455,900            3,611
  LeCroy (B)*                                           71,700              652
  Lightbridge*                                         134,082            2,164
  Lionbridge Technologies*                             369,600            1,985
  Liquidity Services*                                   98,372            1,776
  Littelfuse*                                           29,041            1,070
  LoJack*                                               66,133            1,259
  LoopNet*                                              52,131              874
  LTX*                                                 385,527            2,398
  Macrovision (B)*                                      62,064            1,531
  Magma Design Automation*                              59,484              600
  Manhattan Associates*                                113,625            3,161
  Mantech International, Cl A*                          11,867              409
  Marchex, Cl B (B)*                                   377,803            5,093
  Mastec (B)*                                          163,289            1,871
  Mattson Technology*                                    4,000               35
  MAXIMUS                                               63,048            1,900
  McAfee*                                               15,100              455
  Measurement Specialties*                              17,700              408
  Mentor Graphics (B)*                                 160,859            2,717
  Mercury Computer Systems*                             30,800              392
  Merix*                                                 8,380               75
  Methode Electronics                                  125,666            1,358
  Mettler Toledo International*                         13,000            1,123
  Microsemi (B)*                                       227,080            4,601
  MicroStrategy, Cl A (B)*                              24,861            3,134
  MIPS Technologies*                                   106,400              992
  MIVA*                                                 38,423              161
  MKS Instruments*                                      47,900            1,155
  MoneyGram International                               20,200              607
  Monolithic Power Systems*                             18,363              233
  MTS Systems                                           15,399              582
  Navisite*                                            247,000            1,603
  Neoware*                                             104,500            1,231
  Net 1 UEPS Technologies (B)*                          39,223            1,050
  Netgear*                                              41,670            1,126
  Netlogic Microsystems (B)*                            23,321              582
  Novatel*                                              20,907              908
  Novatel Wireless*                                     83,500            1,103
  Nuance Communications (B)*                           158,550            2,234
  Occam Networks*                                       29,200              396
  Omniture*                                             54,565              848
  Omnivision Technologies (B)*                          66,500              862
  ON Semiconductor (B)*                                252,000            2,475
  Online Resources*                                     85,800              888
  Openwave Systems*                                     26,081              213
  Opsware (B)*                                          88,800              655
  Orbotech*                                             97,400            2,177
  OSI Systems (B)*                                      83,500            2,087
  Palm (B)*                                            170,000            2,813
  Parametric Technology*                               148,359            2,829
  Parkervision (B)*                                    121,000            1,320
  Parkervision*                                         33,000              360
  Paxar*                                                85,645            1,972
  Perficient (B)*                                       90,235            1,753
  Pericom Semiconductor*                                 6,200               63
  Perot Systems, Cl A (B)*                             217,398            3,657
  Photon Dynamics*                                      39,418              465
  Photronics (B)*                                      107,462            1,657
  Pixelworks*                                          673,270            1,299
  Plantronics                                           64,064            1,311
  Plexus*                                               52,190              856
  PLX Technology (B)*                                  217,613            2,183
  PMC - Sierra (B)*                                    267,200            1,804
  Polycom (B)*                                         304,258            9,706
  Power Integrations*                                   63,179            1,633
  Powerwave Technologies (B)*                          476,030            2,532

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Presstek (B)*                                        110,819      $       652
  Quality Systems (B)*                                  46,573            1,906
  Quantum*                                             900,100            2,223
  Quest Software*                                       16,223              265
  Rackable Systems*                                     62,000            1,079
  RADWARE*                                              43,900              620
  RealNetworks (B)*                                     64,300              525
  Red Hat (B)*                                         303,700            6,818
  RF Micro Devices (B)*                              1,064,800            8,497
  Richardson Electronics                                43,531              401
  RightNow Technologies (B)*                            34,580              576
  Rofin-Sinar Technologies*                              2,040              123
  Rogers*                                                5,336              258
  Rudolph Technologies*                                109,100            1,778
  SafeNet*                                              45,650            1,253
  Seachange International*                             197,700            2,017
  Seagate Technology (B)                                45,852            1,233
  Secure Computing*                                    205,746            1,765
  SI International*                                      2,100               59
  Sigma Designs (B)*                                    14,743              416
  Silicon Motion Technology ADR*                        52,305            1,091
  Silicon Storage Technology*                          130,774              693
  Sina*                                                 16,350              565
  Sirf Technology Holdings (B)*                         77,241            2,208
  Skyworks Solutions*                                1,121,112            7,399
  Smart Modular Technologies WWH*                       60,582              657
  Smith Micro Software (B)*                             66,790              901
  Solectron (B)*                                       299,700              965
  SonicWALL*                                            35,500              310
  Sonus Networks (B)*                                  108,117              831
  Spatialight*                                          95,000              109
  Spatialight (F)(H)*                                   88,000               91
  Spatialight*                                           8,233                9
  SRA International, Cl A*                              32,827              778
  Standard Microsystems*                                38,671            1,105
  Stratasys (B)*                                        17,140              629
  Sun Microsystems*                                    231,542            1,419
  Sunpower, Cl A (B)*                                   24,388            1,056
  Supertex*                                              1,292               53
  Switch & Data Facilities (B)*                         66,900            1,303
  Sybase (B)*                                          152,681            3,815
  SYKES Enterprises*                                    12,807              205
  Symmetricom (B)*                                     168,122            1,422
  Synchronoss Technologies*                             74,605            1,344
  SYNNEX*                                               69,358            1,311
  Synopsys*                                             45,985            1,176
  TAC Acquisition*                                     342,500               --
  Talx                                                   2,334               79
  Technitrol                                           145,661            3,203
  Tekelec*                                             162,814            2,029
  Tessco Technologies*                                   1,869               50
  Tessera Technologies*                                 42,800            1,730
  THQ (B)*                                             110,081            3,546
  TIBCO Software*                                      630,215            5,703
  TNS*                                                  17,500              294
  Transaction Systems Architects (B)*                   18,698              660
  Transwitch*                                           22,182               30
  Trident Microsystems*                                 76,300            1,687
  Triquint Semiconductor (B)*                          622,800            3,114
  TTM Technologies*                                     25,900              294
  Tyler Technologies*                                   21,168              289
  Ultratech (B)*                                       112,300            1,487
  Unisys (B)*                                           28,600              243
  United Online                                        321,336            4,226
  Universal Display (B)*                                81,600            1,062
  Utstarcom (B)*                                       127,869            1,181
  Valueclick*                                           33,608              891

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Varian Semiconductor Equipment Associates (B)*        70,000      $     3,345
  Vasco Data Security International*                    92,821            1,633
  Veeco Instruments*                                    19,490              382
  VeriFone Holdings (B)*                                95,115            3,714
  Verint Systems*                                       55,159            1,731
  VeriSign*                                             36,453              922
  Viasat*                                               38,350            1,310
  Vignette*                                             16,039              286
  Volterra Semiconductor (B)*                           19,900              280
  Wavecom ADR*                                          50,137            1,001
  WebEx Communications (B)*                             63,336            2,751
  webMethods*                                           15,300              104
  Websense*                                              4,815              110
  WidePoint*                                           349,400              734
  Wind River Systems*                                  371,400            3,863
  Wright Express*                                       49,300            1,404
  Zhone Technologies*                                   77,655               90
  Zoran (B)*                                           151,029            2,487
                                                                  -------------
                                                                        419,098
                                                                  -------------

MATERIALS -- 4.8%
  ADA-ES (B)*                                           25,800              406
  Airgas                                                12,420              513
  AK Steel Holding*                                     90,113            2,084
  AM Castle                                              6,292              181
  Aptargroup                                            27,474            1,808
  Arch Chemicals                                        30,764              945
  Bemis                                                 23,982              795
  Bowater                                               12,007              290
  Brush Engineered Materials*                           42,183            1,891
  Buckeye Technologies*                                233,113            2,965
  Carpenter Technology                                  14,500            1,719
  Century Aluminum*                                      5,976              272
  CF Industries Holdings                                13,884              537
  Chaparral Steel                                       10,208              509
  Chemtura                                              44,449              510
  Cleveland-Cliffs (B)                                  79,500            4,484
  Constar International*                                78,798              723
  Crown Holdings*                                       34,000              777
  Cytec Industries                                      48,200            2,835
  Ferro                                                 25,586              542
  First Quantum Minerals (Canada)                       40,400            2,342
  FMC                                                   16,259            1,196
  Grande Cache Coal (Canada)*                          217,700               95
  Greif, Cl A                                           48,881            5,740
  H.B. Fuller (B)                                       57,860            1,445
  Headwaters (B)*                                       59,543            1,403
  Hecla Mining*                                             --               --
  Hercules                                             235,725            4,752
  Huntsman*                                             35,330              722
  Innospec                                               1,409               73
  Kaiser Aluminum (B)*                                  13,900              941
  Koppers Holdings                                       8,500              208
  MacDermid                                             36,300            1,256
  Mercer International (B)                              50,500              633
  Metal Management                                      36,808            1,474
  Methanex                                              27,900              706
  Myers Industries                                     121,200            2,064
  Neenah Paper                                          66,958            2,484
  NewMarket*                                            20,375              894
  NN                                                    13,200              156
  Olin                                                 115,885            2,005
  OM Group (B)*                                         16,100              816
  Omnova Solutions*                                     80,600              490

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Owens-Illinois*                                        1,240      $        29
  Pioneer*                                              38,608            1,197
  PolyOne*                                              49,900              335
  Quanex (B)                                            94,100            3,678
  Rock-Tenn, Cl A                                       94,691            3,075
  RTI International Metals*                              1,360              117
  Ryerson (B)                                           33,300            1,146
  Schnitzer Steel Industries, Cl A (B)                 116,799            4,383
  Schweitzer-Mauduit International                      76,312            1,821
  Sensient Technologies                                 82,000            2,008
  Sherritt International (Canada)                      153,200            1,942
  Silgan Holdings                                      122,649            6,036
  Spartech                                              85,337            2,260
  Steel Dynamics                                       109,300            4,125
  Symyx Technologies (B)*                              128,375            2,145
  Texas Industries (B)                                  38,295            3,033
  Wellman                                              141,300              446
  Westlake Chemical                                     17,600              523
  Wheeling-Pittsburgh*                                  75,600            1,871
                                                                  -------------
                                                                         96,851
                                                                  -------------

TELECOMMUNICATION SERVICES -- 1.0%
  Alaska Communications Systems
     Group                                              57,050              835
  Boston Communications Group*                          14,208               33
  Cbeyond (B)*                                          38,244            1,188
  Centennial Communications*                            32,727              258
  Cincinnati Bell*                                     340,632            1,557
  Citizens Communications                               54,009              814
  Consolidated Communications
     Holdings                                           20,042              408
  CT Communications                                     29,833              703
  Dobson Communications, Cl A*                          33,290              296
  Fairpoint Communications (B)                          98,300            1,877
  General Communication, Cl A*                           7,033              104
  Golden Telecom                                        30,300            1,643
  IDT*                                                  27,700              378
  IDT, Cl B (B)*                                        27,100              354
  Iowa Telecommunications Services                      23,195              465
  iPCS*                                                  1,044               53
  Leap Wireless International*                           7,500              507
  NeuStar, Cl A (B)*                                    35,079            1,122
  NTELOS Holdings*                                      17,300              323
  Orckit Communications*                                70,800              749
  Premiere Global Services*                             71,000              740
  Qwest Communications International*                   33,157              294
  SBA Communications, Cl A*                             92,827            2,504
  Syniverse Holdings*                                   52,100              589
  Time Warner Telecom, Cl A (B)*                        53,281            1,173
  USA Mobility                                          24,400              473
  Vonage Holdings*                                      20,208              105
                                                                  -------------
                                                                         19,545
                                                                  -------------

UTILITIES -- 2.7%
  AGL Resources                                         31,987            1,303
  Allete                                                55,079            2,579
  Atmos Energy                                          43,942            1,385
  Avista                                                62,089            1,453
  Black Hills                                           96,806            3,490
  Centerpoint Energy (B)                               110,900            1,977
  Cleco                                                 74,583            1,954
  CMS Energy (B)*                                      103,500            1,806
  El Paso Electric*                                     56,300            1,325
  Empire District Electric                              50,006            1,200
  Energen                                               15,956              774
  Great Plains Energy                                   15,600              485

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                            Shares/Face Amount    Market Value
Description                                 ($ Thousands)         ($ Thousands)
-------------------------------------------------------------------------------
  Hawaiian Electric Industries                          15,400      $       403
  Idacorp                                               29,506            1,028
  Integrys Energy Group                                 37,701            2,101
  ITC Holdings*                                         18,300              804
  Laclede Group                                          7,400              231
  New Jersey Resources                                  33,937            1,676
  Nicor                                                 13,633              634
  Northwest Natural Gas                                 22,703            1,005
  Oneok                                                 32,900            1,371
  Ormat Technologies (B)                                75,800            2,945
  PNM Resources                                        179,112            5,474
  Portland General Electric (B)                         60,659            1,716
  Reliant Energy*                                       63,303            1,072
  SCANA                                                  3,990              167
  SEMCO Energy*                                         81,000              624
  SJW                                                    3,900              134
  South Jersey Industries (B)                           58,279            2,016
  Southern Union                                        66,700            1,954
  Southwest Gas                                         58,745            2,181
  UGI                                                   20,200              527
  UIL Holdings                                           2,300               84
  Unisource Energy                                      37,816            1,434
  Vectren                                               54,230            1,519
  Westar Energy (B)                                     86,704            2,330
  WGL Holdings                                          39,287            1,238
  Wisconsin Energy                                      16,149              774
                                                                  -------------
                                                                         55,173
                                                                  -------------

Total Common Stock
  (Cost $1,680,943) ($ Thousands)                                     1,952,483
                                                                  -------------

CORPORATE OBLIGATIONS (C) -- 8.9%

FINANCIALS -- 8.9%
  American General Finance (A) (E)
    5.370%, 03/17/08                                $   10,992           10,992
  Bear Stearns EXL (E)
    5.360%, 03/17/08                                    13,494           13,494
  Countrywide Financial MTN (E)
    5.443%, 06/27/07                                     4,548            4,548
  Countrywide Financial MTN, Ser A (E)
    5.440%, 10/31/07                                    11,371           11,371
  Irish Life & Permanent MTN, Ser X (A) (E)
    5.366%, 02/21/08                                    10,082           10,082
  Islandsbanki (A) (E)
    5.390%, 03/22/07                                     6,444            6,444
    5.370%, 04/06/07                                    11,371           11,371
  Jackson National Life Funding (A) (E)
    5.320%, 04/01/08                                    16,678           16,678
  Kaupthing Bank MTN (A) (E)
    5.400%, 03/20/07                                    18,952           18,952
  Landsbanki Islands (A) (E)
    5.410%, 03/16/07                                    14,403           14,403
  Morgan Stanley EXL (E)
    5.400%, 03/04/08                                     2,653            2,653
  Morgan Stanley EXL, Ser S (E)
    5.363%, 03/04/08                                     3,790            3,790
  Nationwide Building Society (A) (E)
    5.440%, 10/26/07                                     4,169            4,169
    5.370%, 03/07/08                                     7,581            7,581
  Northern Rock (A) (E)
    5.360%, 03/03/08                                     7,808            7,808

-------------------------------------------------------------------------------
                                          Face Amount             Market Value
Description                               ($ Thousands)/Shares    ($ Thousands)
-------------------------------------------------------------------------------
  Premium Asset Trust, Ser
    2004-10 (A) (E)
    5.380%, 03/17/08                         $          10,613    $      10,613
  SLM EXL, Ser S (A) (E)
    5.320%, 03/17/08                                     8,339            8,339
  Skandinav Enskilda Bank (A) (E)
    5.324%, 03/18/08                                     8,339            8,338
  Stanfield Victoria LLC MTN (A)
    5.385%, 06/11/07                                     7,581            7,580
                                                                  -------------
Total Corporate Obligations
  (Cost $179,206) ($ Thousands)                                         179,206
                                                                  -------------

COMMERCIAL PAPER (C) (D) -- 7.4%

FINANCIALS -- 7.4%
  Brahms Funding
    5.299%, 03/13/07                                     1,137            1,135
    5.295%, 03/08/07                                     7,114            7,107
  Broadhollow Funding
    5.304%, 03/19/07                                     3,032            3,024
  Buckingham CDO II LLC
    5.307%, 03/23/07                                     3,790            3,778
  Citius I Funding LLC
    5.306%, 03/22/07                                     7,572            7,549
  Citius II Funding LLC
    5.315%, 04/02/07                                     7,581            7,545
    5.306%, 03/22/07                                     3,790            3,779
    5.293%, 03/05/07                                     2,670            2,669
  KKR Pacific Funding Trust
    5.306%, 03/22/07                                     3,349            3,339
    5.302%, 03/16/07                                    18,952           18,910
  Mica Funding LLC
    5.304%, 03/19/07                                    13,266           13,231
    5.293%, 03/05/07                                     3,790            3,788
  Rams Funding Two LLC
    5.319%, 03/12/07                                     3,032            3,027
    5.315%, 03/26/07                                     3,790            3,776
    5.306%, 03/22/07                                     5,493            5,476
    5.303%, 03/05/07                                     3,790            3,788
  Rhineland Funding Capital
    5.339%, 05/15/07                                     8,081            7,993
    5.338%, 05/14/07                                     3,226            3,191
    5.311%, 03/28/07                                     8,273            8,241
  Thornburg Mortgage Capital
    Resource
    5.315%, 03/26/07                                     3,790            3,776
    5.301%, 03/15/07                                     7,581            7,565
  Transamerica Security Liquidity
    Notes
    5.300%, 03/01/07                                     3,658            3,658
  Valour Bay Capital LLC
    5.350%, 05/16/07                                     9,476            9,370
    5.326%, 03/22/07                                     7,114            7,092
    5.321%, 03/15/07                                     5,693            5,681
                                                                  -------------
Total Commercial Paper
  (Cost $148,488) ($ Thousands)                                         148,488
                                                                  -------------

CASH EQUIVALENTS  -- 2.9%
  First Union Cash Management
     Program, 5.210%**                               4,526,469            4,526

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

-------------------------------------------------------------------------------
                                            Shares/Face Amount    Market Value
Description                                 ($ Thousands)         ($ Thousands)
-------------------------------------------------------------------------------
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% **               53,508,037    $      53,508
                                                                  -------------
Total Cash Equivalents
  (Cost $58,034) ($ Thousands)                                           58,034
                                                                  -------------

ASSET-BACKED SECURITIES (A) (C) (E) -- 1.0%

MORTGAGE RELATED SECURITIES -- 1.0%
  Duke Funding, Ser 2004-6B, Cl A1S1
    5.430%, 10/09/07                        $            5,686            5,686
  Newcastle CDO, Ser 2005-6A, Cl IM1
    5.380%, 04/24/07                                     1,516            1,516
  TIAA Real Estate CDO, Ser 2003
    1A, Cl A1MM
    5.350%, 09/28/07                                     5,637            5,637
  Witherspoon CDO Funding
    5.330%, 03/15/07                                     6,542            6,542
                                                                  -------------
Total Asset-Backed Securities
  (Cost $19,381) ($ Thousands)                                           19,381
                                                                  -------------

CERTIFICATES OF DEPOSIT (C)(D) -- 0.7%
  Barclays Bank (E)
    5.440%, 06/11/07                                     3,791            3,791
  CC USA MTN (A)
    5.520%, 06/18/07                                     7,581            7,581
  U.S. Trust of New York (E)
    5.360%, 03/13/07                                     3,032            3,032
                                                                  -------------
Total Certificates of Deposit
  (Cost $14,404) ($ Thousands)                                           14,404
                                                                  -------------

EXCHANGE TRADED FUNDS (B) -- 0.2%
  iShares Russell 2000 Index Fund                       20,228            1,595
  iShares S&P SmallCap 600 Value
     Index Fund                                          2,096              160
  Midcap SPDR Trust, Ser 1                               1,945              298
  NASDAQ-100 Trust, Ser 1                               25,529            1,106
                                                                  -------------
Total Exchange Traded Funds
  (Cost $2,651) ($ Thousands)                                             3,159
                                                                  -------------

MASTER NOTE (C) -- 0.1%

FINANCIALS -- 0.1%
  Bear Stearns
    5.433%, 03/01/07                                     2,274            2,274
                                                                  -------------
Total Master Note
  (Cost $2,274) ($ Thousands)                                             2,274
                                                                  -------------

                                            Number of
                                            Warrants
                                            ---------
WARRANTS  -- 0.1%
  Infinity Bio-Energy, Expires 05/23/10*               793,562              540
  Parkervision (F) (G) (H) (I)*                          8,250               29
  Parkervision (F) (G) (H) (I)*                          7,500               25
  Washington Mutual, Expires 12/26/50*                 250,261               35
                                                                  -------------
Total Warrants
  (Cost $433) ($ Thousands)                                                 629
                                                                  -------------

-------------------------------------------------------------------------------
                                            Face Amount           Market Value
Description                                 ($ Thousands)         ($ Thousands)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (D) (J) -- 0.0%
  U.S. Treasury Bills
    6.876%, 05/24/07                         $             555    $         549
                                                                  -------------
Total U.S. Treasury Obligations
  (Cost $549) ($ Thousands)                                                 549
                                                                  -------------

REPURCHASE AGREEMENTS (C) (K) -- 5.0%
Barclays
  5.310%, dated 02/28/07, to be repurchased
  on 03/01/07, repurchase price $137,079
  (collateralized by a. U.S. Government
  Obligation, par value $138,727, 4.875%,
  06/04/08, total market value $140,131)                   137              137
Deutsche Bank
  5.320%, dated 02/28/07, to be repurchased
  on 03/01/07, repurchase price $9,512,829
  (collateralized by a U.S. Government
  Obligation, par value $8,765,488, 12.000%,
  08/15/13, total market value $9,701,724)               9,511            9,511
Lehman Brothers
  5.310%, dated 02/28/07, to be repurchased
  on 03/01/07, repurchase price $91,024,705
  (collateralized by various U.S. Government
  Obligations, ranging in par value
  $76-$134,329,624, 0.000%-9.650%,
  03/20/07-04/15/30, total market value
  $92,831,555)                                          91,011           91,011
                                                                  -------------
Total Repurchase Agreements
  (Cost $100,659) ($ Thousands)                                         100,659
                                                                  -------------

Total Investments -- 123.5%
  (Cost $2,207,022) ($ Thousands)++                               $   2,479,266
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------
                                       Number of                      Unrealized
                                       Contracts    Expiration      Depreciation
Type of Contract                    Long (Short)          Date     ($ Thousands)
--------------------------------------------------------------------------------
Russell 2000 Index E-Mini                    195      Mar-2007    $        (114)
                                                                  ==============

Restricted Securities -- At February 28, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 28, 2007, were as follows:

                      Number of   Acquisition            Cost    Market Value
                         Shares          Date   ($ Thousands)   ($ Thousands)   % of Net Assets
-----------------------------------------------------------------------------------------------
North American
Oil Sands               245,500      05/31/06   $       2,681   $       2,512              0.13%
Parkervision
Warrants                  7,500      06/20/05              16              25              0.00
Parkervision
Warrants                  8,250      03/28/06              --              29              0.00

Synenco Energy           27,419      08/24/05             317             271              0.01
SpatiaLight              88,000      01/12/06             198              91              0.01
                                                -------------   -------------   ---------------
                                                $       3,212   $       2,928              0.15%
                                                =============   =============   ===============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2007

Percentages are based on Net Assets of $2,008,114 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investments Trust

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at February 28, 2007. The total value of securities on loan at February 28, 2007 was $447,277 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2007 was $464,412 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(F) Securities considered illiquid. The total value of such securities as of February 28, 2007 was $2,928 ($ Thousands) and represents 0.15% of Net Assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2007 was $54 ($ Thousands) and represented 0.00% of Net Assets.

(H) This security considered restricted. The total value of such securities as of February 28, 2007 was $2,928 ($ Thousands) and represented 0.15% of Net Assets.

(I)   This warrant does not have a strike price or expiration date.

(J) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(K)   Tri-Party Repurchase Agreement.

ADR  -- American Depositary Receipt
BDR  -- Brazilian Depositary Receipt
CDO  -- Collateralized Debt Obligation
Cl   -- Class
EXL  -- Extendable Maturity
LLC  -- Limited Liability Company
MTN  -- Medium Term Note
Ser  -- Series
SPDR -- Standard & Poor's Depositary Receipts

Amounts designated as "--" are either $0 or have been rounded to $0.

++ At February 28, 2007, the tax basis cost of the Fund's investments was $2,207,022 ($ Thousands), and the unrealized appreciation and depreciation were $335,963 ($ Thousands) and $(63,719) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK  -- 96.5%

CONSUMER DISCRETIONARY -- 13.2%
  Abercrombie & Fitch, Cl A                             10,194    $         797
  Advance Auto Parts                                    61,700            2,323
  Aftermarket Technology*                               17,374              389
  Amazon.com*                                           26,805            1,049
  American Axle & Manufacturing
     Holdings                                            7,224              177
  American Eagle Outfitters                             36,441            1,131
  American Greetings, Cl A                              31,411              736
  Amerigon*                                             60,960              678
  AnnTaylor Stores*                                     30,200            1,072
  Applebee's International*                              5,971              153
  Arctic Cat                                            50,400              936
  ArvinMeritor                                          10,017              183
  Asbury Automotive Group                               29,705              793
  Autoliv                                               43,770            2,497
  Autonation*                                           26,050              572
  Bally Technologies*                                   15,636              342
  Barnes & Noble                                        33,565            1,374
  Bebe Stores                                            9,270              170
  Belo, Cl A                                            86,553            1,613
  Benihana, Cl A*                                       15,381              473
  Big Lots*                                             74,101            1,855
  Black & Decker                                        20,800            1,753
  Blockbuster, Cl A*                                    61,914              411
  Blyth                                                  1,700               35
  Bon-Ton Stores                                        13,836              678
  Books-A-Million                                       17,473              279
  Borders Group                                         91,300            1,952
  BorgWarner (B)                                        11,400              839
  Boyd Gaming                                            8,619              404
  Brinker International                                 78,560            2,672
  Brown Shoe                                             6,598              338
  Brunswick                                             49,100            1,603
  Cablevision Systems, Cl A                             63,157            1,861
  Carrols Restaurant Group*                             71,838              955
  Carter's*                                             22,352              537
  Cato, Cl A                                            58,500            1,279
  CBRL Group (B)                                        21,400              998
  CEC Entertainment*                                     1,350               58
  Centex                                                 7,988              370
  Charlotte Russe Holding*                              43,201            1,261
  Charming Shoppes (B)*                                123,811            1,544
  Cheesecake Factory (B)*                               10,700              292
  Chipotle Mexican Grill, Cl A (B)*                     42,600            2,556
  Circuit City Stores                                  105,100            2,000
  CKX (B)*                                              58,800              774
  Coach*                                                56,900            2,686
  Coinstar*                                              8,401              248
  Columbia Sportswear                                    1,400               89
  Conn's (B)*                                           27,374              693
  Cooper Tire & Rubber                                  10,381              153
  Corinthian Colleges*                                   5,300               74
  Courier                                                3,984              152
  CROCS (B)*                                            88,700            4,321
  CSK Auto (B)*                                         48,753              843
  Deckers Outdoor (B)*                                   4,200              274
  Dick's Sporting Goods (B)*                            15,627              818
  Dillard's, Cl A (B)                                   40,000            1,336
  Dollar Tree Stores*                                  101,805            3,473
  Dover Downs Gaming & Entertainment                     9,600              117
  Dress Barn (B)*                                       38,900              818
  DSW, Cl A*                                            11,927              478
  Dufry South America BDR*                              94,900            1,508

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  DXP Enterprises*                                       1,585    $          48
  Eastman Kodak                                         16,857              403
  Eddie Bauer Holdings*                                247,700            2,185
  Entercom Communications (B)                           50,241            1,436
  Ethan Allen Interiors                                  6,127              226
  Finish Line, Cl A                                     11,206              142
  Focus Media Holding ADR*                              50,258            4,026
  Foot Locker                                           65,252            1,482
  Ford Motor                                             7,157               57
  Furniture Brands International (B)                    48,500              778
  GameStop, Cl A*                                       26,900            1,410
  Getty Images*                                          5,460              287
  Gildan Activewear*                                    25,200            1,304
  Global Sources Limited*                               24,597              394
  Goodyear Tire & Rubber (B)*                           82,700            2,036
  Gray Television                                       85,400              744
  Group 1 Automotive (B)                                37,255            1,724
  GSI Commerce (B)*                                     62,049            1,187
  Gymboree*                                             84,469            3,184
  Handleman (B)                                         21,700              165
  Harman International Industries                       33,071            3,279
  Harris Interactive*                                   57,444              326
  Hasbro                                               146,761            4,152
  Hibbett Sports*                                      100,220            3,125
  HOT Topic (B)*                                        84,380              899
  Hovnanian Enterprises, Cl A*                          17,083              531
  International Speedway, Cl A                           5,100              271
  ITT Educational Services (B)*                         20,501            1,640
  Jack in the Box*                                      26,764            1,829
  Jackson Hewitt Tax Service                            76,558            2,469
  Jarden*                                               82,941            3,037
  Jo-Ann Stores*                                        10,437              235
  John Wiley & Sons, Cl A                                9,910              382
  Jones Apparel Group                                  136,600            4,497
  K2 (B)*                                               74,340              870
  KB Home (B)                                           18,900              936
  Kellwood                                              43,804            1,381
  Kimball International, Cl B                           14,450              304
  Knology*                                              11,940              170
  Landry's Restaurants (B)                              42,913            1,262
  Laureate Education*                                   13,400              800
  Lear                                                   7,100              262
  Leggett & Platt                                       18,892              450
  Life Time Fitness*                                    28,300            1,353
  Lin TV, Cl A*                                         53,500              725
  LKQ (B)*                                              59,475            1,292
  Lodgenet Entertainment*                               55,646            1,422
  Maidenform Brands*                                    64,855            1,187
  Martha Stewart Living Omnimedia, Cl A (B)*            72,800            1,355
  Marvel Entertainment (B)*                             58,900            1,637
  Melco PBL Entertainment Macau ADR (B)*                75,300            1,250
  Men's Wearhouse*                                       3,478              154
  Meredith                                              28,400            1,661
  Morningstar*                                          33,300            1,706
  Mothers Work*                                          1,836               63
  National CineMedia*                                   48,957            1,284
  Nautilus (B)                                          20,500              354
  New Oriental Education & Technology Group ADR*        10,000              421
  Newell Rubbermaid                                     13,737              421
  Noble International (B)                                5,100               96
  Nutri/System (B)*                                     42,100            1,901
  O'Charleys*                                           64,744            1,358
  OfficeMax                                             51,408            2,668
  Orient-Express Hotels, Cl A                           81,500            4,208
  Pacific Sunwear of California*                        11,728              211

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Panera Bread, Cl A (B)*                               13,800    $         845
  Payless Shoesource*                                   41,564            1,284
  Penn National Gaming*                                 72,543            3,383
  Perry Ellis International*                            67,398            2,059
  PetSmart                                              16,487              500
  PF Chang's China Bistro (B)*                          11,100              485
  Pier 1 Imports                                        13,622               92
  Pinnacle Entertainment*                               21,800              705
  Pool (B)                                              21,469              754
  Quiksilver*                                          274,700            3,829
  R.H. Donnelley (B)                                    44,341            3,173
  Regal Entertainment Group, Cl A (B)                   84,500            1,806
  Regis                                                 38,430            1,617
  Rent-A-Center*                                        82,095            2,325
  Retail Ventures*                                      18,672              380
  Ruby Tuesday                                          79,800            2,338
  Ryland Group (B)                                      18,700              901
  Saks                                                 155,881            3,012
  Sally Beauty Holdings*                                82,300              745
  Sauer-Danfoss                                         27,601            1,020
  Scholastic*                                            9,342              325
  Shuffle Master (B)*                                   27,800              591
  Sinclair Broadcast Group, Cl A                        10,942              156
  Sirius Satellite Radio*                               35,769              131
  Snap-On                                               31,224            1,564
  Sonic (B)*                                            65,500            1,419
  Sonic Automotive, Cl A (B)                            33,900              997
  Source Interlink*                                      5,466               39
  Stage Stores                                           4,800              105
  Standard Motor Products                               46,480              715
  Standard-Pacific (B)                                 106,715            2,724
  Starwood Hotels & Resorts Worldwide                   82,100            5,402
  Steinway Musical Instruments*                          1,100               35
  Strayer Education                                      3,800              448
  Stride Rite                                           54,000              872
  Sunterra*                                             88,866            1,088
  Tempur-Pedic International (B)*                       70,300            1,750
  Tenneco*                                               7,600              185
  Tiffany                                               51,403            2,238
  Tim Hortons                                            8,913              268
  Timberland, Cl A*                                     57,500            1,559
  Town Sports International Holdings*                   95,667            1,879
  Trans World Entertainment*                            48,100              257
  TravelCenters of America LLC*                          6,121              222
  TRW Automotive Holdings*                              24,119              735
  Tupperware Brands                                     29,200              684
  Under Armour, Cl A (B)*                               59,900            2,752
  Unifirst                                               6,248              261
  Urban Outfitters (B)*                                 34,100              846
  Valuevision Media, Cl A*                               2,900               36
  Vertrue (B)*                                           3,000              146
  VF                                                     4,809              384
  Virgin Media                                           1,100               29
  VistaPrint (B)*                                       22,682              844
  Volcom (B)*                                           51,500            1,879
  Warnaco Group*                                        11,080              289
  Weight Watchers International                         22,200            1,049
  West Marine*                                          51,716              867
  Wet Seal, Cl A*                                      177,300            1,066
  Weyco Group                                              400               10
  Whirlpool                                             21,994            1,940
  Williams-Sonoma (B)                                   18,306              618
  WMS Industries*                                        1,200               45
  Wynn Resorts (B)*                                     16,100            1,578
  Xerium Technologies                                    7,300               74
                                                                  -------------
                                                                        218,249
                                                                  -------------

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
CONSUMER STAPLES -- 3.2%
  Alliance One International*                          192,131    $       1,616
  Andersons                                              5,377              226
  Avon Products                                         20,363              746
  BJ's Wholesale Club*                                 143,800            4,642
  Bunge                                                  2,472              196
  Casey's General Stores                                10,519              263
  Central Garden and Pet*                                5,154               72
  Central Garden and Pet, Cl A*                         10,308              144
  Corn Products International                           21,011              672
  Del Monte Foods                                      141,412            1,626
  Energizer Holdings (B)*                               17,402            1,495
  Hain Celestial Group*                                 94,400            2,739
  Imperial Sugar*                                          926               29
  JM Smucker                                            12,185              604
  Lance                                                 82,300            1,643
  Loews - Carolina                                      53,755            3,872
  Longs Drug Stores                                     29,985            1,381
  Mannatech (B)                                         13,400              199
  MGP Ingredients (B)                                    6,000              119
  Molson Coors Brewing, Cl B                            35,957            3,036
  Nash Finch (B)                                        41,304            1,242
  NBTY (B)*                                             73,480            3,577
  Pepsi Bottling Group                                  65,100            2,018
  PepsiAmericas                                         72,700            1,549
  Performance Food Group*                               10,137              299
  Pilgrim's Pride (B)                                  148,473            4,549
  Prestige Brands Holdings*                              8,766              100
  Ralcorp Holdings (B)*                                 43,980            2,552
  Reddy Ice Holdings                                    45,560            1,229
  Smart & Final*                                         3,600               77
  Smithfield Foods*                                     45,526            1,330
  Spectrum Brands*                                      21,255              188
  Supervalu                                            115,200            4,258
  Tyson Foods, Cl A                                     56,384            1,029
  Universal                                             37,168            1,958
  UST                                                    7,717              448
  Whole Foods Market (B)                                22,987            1,098
                                                                  -------------
                                                                         52,821
                                                                  -------------
ENERGY -- 5.1%
  Allis-Chalmers Energy*                                 3,820               63
  Arch Coal                                             19,060              594
  Arlington Tankers*                                    60,300            1,407
  Atlas America*                                         4,606              246
  BA Energy (Canada)*                                   80,500              652
  Basic Energy Services*                                61,100            1,391
  Berry Petroleum, Cl A                                 11,140              337
  Bronco Drilling (B)*                                 105,900            1,591
  Cal Dive International*                               91,500            1,114
  Cameron International (B)*                            55,956            3,172
  Carrizo Oil & Gas (B)*                                31,675              975
  Clayton Williams Energy*                              16,400              504
  Compagnie Generale De Geophysique ADR*                40,600            1,664
  Complete Production Services*                         71,800            1,379
  Consol Energy                                         34,002            1,213
  Delek US Holdings*                                    80,500            1,333
  Denbury Resources (B)*                                24,972              720
  Dresser-Rand Group*                                   82,647            2,146
  Encore Acquisition (B)*                               65,200            1,582
  Evergreen Energy (B)*                                 98,100              770
  FMC Technologies (B)*                                 46,200            3,039
  Foundation Coal Holdings (B)                          27,500              905
  Gasco Energy*                                         50,600              105
  Grant Prideco (B)*                                   119,000            5,166

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Helix Energy Solutions Group (B)*                    119,300    $       4,005
  Hercules Offshore*                                    32,800              874
  Hess                                                   5,430              288
  Holly (B)                                             18,658            1,035
  Houston Exploration*                                  11,800              619
  Infinity Bio-Energy*                                 258,407            1,377
  Input/Output (B)*                                     56,018              760
  Lufkin Industries                                      9,900              533
  Massey Energy                                         23,253              564
  Matrix Service (B)*                                   15,000              269
  Meridian Resource*                                    99,643              257
  Murphy Oil                                            11,000              570
  Na Oil Sands (Canada) (F)(H)*                        160,000            1,638
  NATCO Group, Cl A (B)*                                43,820            1,518
  Newfield Exploration*                                 40,355            1,744
  Oilsands Quest (B)*                                  251,500              913
  OPTI (Canada)*                                       124,900            2,092
  Parallel Petroleum (B)*                               38,122              730
  Patterson-UTI Energy                                  70,000            1,560
  Penn Virginia                                         11,300              787
  Petroquest Energy*                                    99,839            1,149
  Pioneer Natural Resources                             13,388              515
  Plains Exploration & Production*                      16,400              748
  Range Resources (B)                                   31,700            1,012
  Rentech (B)*                                         418,900            1,433
  Rowan                                                 16,270              498
  RPC                                                   58,691              878
  SEACOR Holdings*                                      20,700            2,004
  Southwestern Energy*                                  50,979            1,988
  St. Mary Land & Exploration (B)                       37,500            1,350
  Stone Energy*                                         10,400              319
  Sunoco                                                36,200            2,336
  Superior Energy Services*                             20,537              630
  Swift Energy (B)*                                     47,551            1,847
  SXR Uranium One (Canada)*                            112,586            1,627
  Synenco Energy (Canada) (F)(H)*                       12,051              119
  Synenco Energy (Canada)*                              16,100              159
  Synenco Energy, Cl A (Canada)*                       118,200            1,169
  Tesoro                                                45,118            4,112
  Tetra Technologies (B)*                               60,700            1,349
  Tidewater (B)                                         13,200              686
  Trico Marine Services*                                   500               18
  Universal Compression Holdings*                       10,319              691
  US BioEnergy*                                         84,600            1,102
  USEC                                                  62,969              893
  Venoco*                                               65,000              988
  VeraSun Energy (B)*                                   25,600              444
  W-H Energy Services*                                   7,815              328
  World Fuel Services                                    6,200              280
                                                                  -------------
                                                                         84,873
                                                                  -------------
FINANCIALS -- 21.6%
  A.G. Edwards                                          57,243            3,676
  Acadia Realty Trust+                                  44,500            1,202
  Advance America Cash Advance Centers                  96,800            1,319
  Advanta, Cl B                                         35,600            1,487
  Affiliated Managers Group (B)*                        73,164            8,304
  Affirmative Insurance Holdings                         5,600               90
  Alexandria Real Estate Equities+ (B)                  21,100            2,220
  AllianceBernstein Holding                              1,304              112
  AMB Property+                                         34,500            2,028
  AmCOMP*                                              164,900            1,736
  Amcore Financial                                       7,112              233
  American Equity Investment Life Holding               14,126              187
  American Financial Group                             164,848            5,770

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  American Home Mortgage Investment+ (B)               178,536    $       4,883
  American Physicians Capital*                           3,600              133
  AmeriCredit (B)*                                      59,400            1,451
  Ameris Bancorp                                         1,900               47
  Amerisafe*                                            37,777              698
  Amtrust Financial Services*                          135,300            1,461
  Anchor Bancorp Wisconsin                               8,362              236
  Annaly Capital Management+                            96,951            1,359
  Anthracite Capital+                                  111,305            1,392
  Anworth Mortgage Asset+                               68,600              610
  Arbor Realty Trust+                                    6,473              199
  Arch Capital Group*                                   23,492            1,515
  Archstone-Smith Trust+                                57,900            3,266
  Argonaut Group*                                        4,800              169
  Ashford Hospitality Trust+                           150,600            1,867
  Aspen Insurance Holdings                              56,400            1,495
  Associated Banc                                       52,151            1,803
  Assurant                                              33,053            1,767
  Asta Funding (B)                                      14,500              480
  Astoria Financial                                     30,300              857
  AvalonBay Communities+ (B)                            34,400            4,732
  BancFirst                                              1,600               75
  Bancorpsouth                                          12,098              301
  Bank Mutual                                           28,594              334
  Bank of Hawaii                                        15,900              822
  Bank of the Ozarks (B)                                 2,600               78
  BankAtlantic Bancorp, Cl A                            25,934              331
  Bankunited Financial, Cl A (B)                       163,371            3,990
  Banner                                                 3,400              142
  BFC Financial, Cl A (B)*                               1,500                9
  BioMed Realty Trust+                                  23,400              654
  BlackRock                                              4,642              739
  BOK Financial                                          5,590              280
  Boston Private Financial Holdings                     52,000            1,500
  Boston Properties+ (B)                                25,400            3,051
  Brandywine Realty Trust+                              64,800            2,310
  BRE Properties, Cl A+                                 23,800            1,579
  Calamos Asset Management, Cl A                        47,033            1,224
  Camden Property Trust+                                66,050            4,754
  Canaccord Capital (Canada)                           108,900            1,889
  Capital of the West                                    3,891              111
  Capital Trust, Cl A+ (B)                               7,600              350
  CapitalSource+ (B)                                   106,178            2,738
  Cardinal Financial                                    15,106              153
  Cascade Bancorp (B)                                    1,625               42
  Cash America International                            56,374            2,289
  CB Richard Ellis Group, Cl A*                         12,536              418
  CBL & Associates Properties+                          12,208              575
  Cedar Shopping Centers+                               13,601              218
  Center Financial                                       5,500              119
  Central Pacific Financial                             50,028            1,886
  Chemical Financial                                    29,400              853
  Chicago Mercantile Exchange Holdings, Cl A             1,817              980
  Citizens Banking                                      46,800            1,062
  City Bank                                             20,126              631
  City National                                         16,700            1,205
  Colonial BancGroup                                    59,000            1,524
  Columbia Banking System                                8,300              280
  Commerce Bancorp                                      15,885              531
  Commerce Bancshares                                   18,600              920
  Community Bancorp*                                    16,750              520
  Community Bank System                                 30,000              642
  CompuCredit (B)*                                      48,049            1,492
  Conseco*                                              32,307              645
  Corporate Office Properties Trust+ (B)                91,800            4,684
  Corus Bankshares (B)                                 111,501            2,069

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Crawford, Cl B                                         3,500    $          21
  Cullen/Frost Bankers                                  44,200            2,390
  Delphi Financial Group, Cl A                           6,900              271
  Dime Community Bancshares                             76,799              965
  Dollar Financial*                                     52,500            1,345
  Douglas Emmett+*                                     108,500            3,001
  Downey Financial (B)                                  42,050            2,756
  Dundee (Canada)+                                      42,200            1,464
  Dundee Wealth Management (Canada)                    103,300            1,449
  Dundee Wealth Management (Canada)                      4,500               63
  E*Trade Financial*                                   203,300            4,694
  East West Bancorp                                     44,400            1,655
  Eaton Vance                                          106,779            3,704
  Education Realty Trust+                               15,582              230
  EMC Insurance Group                                   14,300              390
  Employers Holdings (B)*                               31,400              641
  Encore Capital Group*                                  3,300               34
  Endurance Specialty Holdings                          62,344            2,211
  Enterprise Financial Services                          1,100               32
  Entertainment Properties Trust+ (B)                   24,821            1,626
  Equity One+                                           14,738              395
  Equity Residential+                                   63,800            3,240
  Essex Property Trust+ (B)                             15,200            2,111
  Extra Space Storage+                                 112,900            2,150
  Ezcorp, Cl A*                                         14,700              218
  Federal Realty Investment Trust+                      30,500            2,760
  Federated Investors, Cl B                             63,678            2,278
  FelCor Lodging Trust+                                 47,700            1,125
  First Cash Financial Services*                       132,735            2,984
  First Community Bancshares                             1,400               53
  First Financial Bancorp                               19,970              314
  First Financial Bankshares                             2,100               88
  First Financial Holdings                               1,600               55
  First Horizon National                                55,900            2,412
  First Industrial Realty Trust+ (B)                     9,400              437
  First Marblehead                                       6,393              289
  First Midwest Bancorp                                 20,500              771
  First Niagara Financial Group                        211,700            3,006
  First Regional Bancorp*                                3,000               94
  FirstFed Financial (B)*                               50,754            2,903
  FirstMerit                                            13,269              285
  FNB (Virginia)                                           600               22
  Forest City Enterprises, Cl A                         37,900            2,341
  Fortress Investment Group LLC (B)*                    56,100            1,694
  Fremont General (B)                                   31,200              275
  Friedman Billings Ramsey Group, Cl A+ (B)             61,700              418
  Frontier Financial (B)                                10,600              277
  Gluskin Sheff + Associates (Canada)                   74,400            1,205
  GMP Capital Trust (Canada)*                           41,000              764
  Gramercy Capital+                                      9,100              293
  Great Southern Bancorp                                 1,200               35
  Greene County Bancshares                               1,600               55
  Greenhill (B)                                         20,700            1,395
  Grubb & Ellis Realty Advisors*                       251,000            1,556
  Hanmi Financial                                       15,200              297
  Hanover Insurance Group                               37,298            1,752
  HCC Insurance Holdings (B)                            28,750              901
  Health Care Property Investors+ (B)                   54,700            2,011
  Hersha Hospitality Trust+ (B)                        159,000            1,773
  Highbury Financial (B)*                               28,400              160
  Highbury Financial Units*                             63,600              522
  Highland Hospitality+                                 36,600              601
  Highwoods Properties+                                 19,200              848
  Home Bancshares (B)                                   41,000              936

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Horace Mann Educators                                 83,551    $       1,691
  Horizon Financial                                      1,500               33
  Hospitality Properties Trust+                         88,613            4,082
  Host Hotels & Resorts+ (B)                            84,900            2,231
  HRPT Properties Trust+ (B)                           169,700            2,193
  Huntington Bancshares                                124,262            2,877
  IMPAC Mortgage Holdings+ (B)                          59,700              393
  IndyMac Bancorp (B)                                   67,778            2,327
  Infinity Property & Casualty                           6,255              289
  Innkeepers USA Trust+                                 62,411            1,042
  Intervest Bancshares*                                  5,300              149
  Investment Technology Group*                          38,000            1,555
  Irwin Financial                                       33,700              696
  iStar Financial+                                      35,563            1,702
  ITLA Capital                                           4,447              230
  Jefferies Group                                       77,900            2,107
  JER Investors Trust+*                                 14,200              270
  Jones Lang LaSalle*                                    6,134              649
  Kansas City Life Insurance                            16,000              722
  KBW (B)*                                              50,400            1,761
  KKR Financial+ (B)*                                   88,800            2,454
  LandAmerica Financial Group (B)                       24,700            1,718
  Legg Mason                                             6,035              620
  Longview Fibre+                                       10,575              260
  Macerich+                                             33,500            3,136
  Mack-Cali Realty+                                     87,600            4,527
  MAF Bancorp                                            3,504              155
  Marsh & McLennan                                      50,286            1,479
  Meruelo Maddux Properties*                           118,000            1,132
  MetroCorp Bancshares                                   1,000               20
  MFA Mortgage Investments+                            167,400            1,240
  MGIC Investment (B)                                   44,601            2,692
  Mid-State Bancshares                                   6,000              221
  Move*                                                273,600            1,633
  MVC Capital                                          101,500            1,620
  Nara Bancorp                                          10,600              196
  NASDAQ Stock Market (B)*                             116,800            3,496
  National City                                            632               24
  National Financial Partners                            8,000              369
  National Interstate                                    3,400               89
  National Retail Properties+ (B)                       45,700            1,105
  Nationwide Financial Services, Cl A                   68,294            3,661
  Navigators Group*                                      9,067              451
  New York Community Bancorp (B)                       210,078            3,517
  NewAlliance Bancshares                                19,456              307
  Newcastle Investment+                                 37,036            1,093
  NNN Realty Advisors                                  135,000            1,364
  NorthStar Realty Finance+*                            30,800              467
  Nuveen Investments, Cl A                              58,200            2,834
  NYSE Group*                                            5,300              450
  Ocwen Financial (B)*                                  75,689              880
  Old National Bancorp                                  50,500              921
  Old Republic International                            24,029              536
  Omega Healthcare Investors+                           30,600              552
  OneBeacon Insurance Group*                            24,100              643
  Oriental Financial Group                              32,774              420
  Pacific Capital Bancorp                               14,749              465
  PartnerRe                                              4,933              343
  Penson Worldwide (B)*                                  8,300              225
  PFF Bancorp                                           37,500            1,186
  Philadelphia Consolidated Holding (B)*                19,300              886
  Piper Jaffray*                                        43,200            2,813
  Platinum Underwriters Holdings                        96,086            3,070
  PMI Group                                             38,363            1,798
  Portfolio Recovery Associates (B)*                    43,600            1,920
  Post Properties+                                      48,400            2,329
  Potlatch+                                                626               28

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Preferred Bank                                         5,400    $         223
  Premierwest Bancorp                                    2,520               33
  Presidential Life                                     20,700              423
  ProAssurance*                                          9,441              486
  Prologis+                                             58,700            3,882
  PS Business Parks+                                     7,300              526
  Public Storage+ (B)                                   36,654            3,712
  Radian Group                                          34,500            1,982
  Rainier Pacific Financial Group                        4,426               95
  RAIT Financial Trust+                                 64,550            2,159
  Ramco-Gershenson Properties+                           8,100              289
  Redwood Trust+                                         9,716              525
  Reinsurance Group of America                          24,231            1,383
  Resource Capital+*                                    15,700              261
  Safeco                                                33,800            2,255
  Safety Insurance Group                                15,798              671
  Senior Housing Properties Trust+                      21,400              512
  Sierra Bancorp (B)                                     1,000               29
  Signature Bank*                                       20,200              621
  Simon Property Group+ (B)                             46,000            5,186
  SL Green Realty+                                      21,300            3,107
  Smithtown Bancorp (B)                                  1,300               36
  South Financial Group                                 77,892            2,086
  Southwest Bancorp                                      4,542              116
  St. Joe                                               60,571            3,370
  Stancorp Financial Group                              22,500            1,085
  Sterling Bancorp                                       2,200               41
  Sterling Financial, Pennsylvania Shares                3,700               80
  Sterling Financial, Washington Shares                 43,052            1,416
  Stewart Information Services (B)                      13,600              552
  Strategic Hotels & Resorts+                          101,000            2,124
  Suffolk Bancorp                                        1,500               50
  Superior Bancorp*                                     13,939              153
  SVB Financial Group (B)*                              17,200              831
  SWS Group                                             52,224            1,377
  T. Rowe Price Group                                    4,844              226
  Taubman Centers+                                      27,800            1,653
  Taylor Capital Group                                  13,090              479
  TCF Financial (B)                                    145,067            3,836
  TD Ameritrade Holding*                                39,799              637
  TD Banknorth                                          68,615            2,203
  TierOne                                               24,833              690
  Tompkins Trustco                                         800               33
  Tower Group                                           45,200            1,545
  Transatlantic Holdings                                 2,598              172
  Triad Guaranty*                                       28,608            1,301
  Trico Bancshares                                       6,600              161
  Trustmark                                             54,300            1,553
  UCBH Holdings                                         44,873              855
  UMB Financial                                         12,552              474
  Umpqua Holdings                                       30,300              818
  UnionBanCal                                            9,175              561
  United Bankshares                                     38,400            1,366
  United Community Banks                                 7,700              252
  United Fire & Casualty                                32,307            1,119
  United Security Bancshares (B)                           600               12
  Unitrin                                               37,200            1,702
  UnumProvident (B)                                    128,492            2,751
  Ventas+                                               45,000            2,062
  Vineyard National Bancorp                              1,300               32
  Washington Federal                                    48,800            1,160
  Washington Trust Bancorp                               3,763              105
  Webster Financial                                     21,446            1,059
  West Coast Bancorp                                     3,200               97
  Westamerica Bancorporation                            25,761            1,265
  Western Alliance Bancorp*                                900               30
  Whitney Holding                                        7,000              222

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Willis Group Holdings                                 11,296    $         448
  Wilshire Bancorp                                       7,800              133
  Winston Hotels+                                      103,499            1,453
  Winthrop Realty Trust+ (B)                           113,000              753
  Wintrust Financial                                    18,000              825
  World Acceptance (B)*                                 50,278            2,061
  Zenith National Insurance                             25,337            1,220
  Zions Bancorporation                                  20,773            1,774
                                                                  -------------
                                                                        355,943
                                                                  -------------
HEALTH CARE -- 10.2%
  Abaxis*                                               16,823              384
  Abraxis BioScience*                                   27,345              720
  Advanced Magnetics*                                   26,612            1,569
  Affymetrix (B)*                                       96,600            2,486
  Air Methods*                                           8,231              206
  Albany Molecular Research (B)*                        58,938              558
  Alkermes (B)*                                        162,800            2,670
  Alpharma, Cl A                                         6,354              167
  American Dental Partners*                             11,629              235
  AMERIGROUP (B)*                                       48,459            1,603
  Amsurg*                                               64,326            1,483
  Amylin Pharmaceuticals*                                3,262              127
  Analogic*                                              2,480              139
  Applera - Celera Group*                               75,200            1,046
  Apria Healthcare Group*                              125,302            3,991
  Arena Pharmaceuticals (B)*                            97,300            1,231
  Ariad Pharmaceuticals (B)*                           196,600              950
  Array Biopharma*                                      56,200              659
  Arrow International                                   28,693              957
  Axcan Pharma*                                        115,057            1,832
  Bausch & Lomb*                                        25,099            1,312
  Beckman Coulter                                        8,106              520
  Bio-Reference Labs*                                    7,923              194
  Biogen Idec*                                           6,911              312
  Biosite (B)*                                          33,000            1,753
  Centene*                                               2,100               51
  Cephalon (B)*                                         92,347            6,564
  Cerner (B)*                                           13,200              688
  Chemed                                                12,227              566
  Coley Pharmaceutical Group (B)*                       64,332              603
  Community Health Systems*                             90,258            3,362
  Computer Programs & Systems                           24,637              709
  Conmed*                                               13,102              358
  Cooper                                                17,952              824
  Corvel*                                               12,989              391
  Covance*                                              24,788            1,528
  Coventry Health Care*                                 20,400            1,110
  Cubist Pharmaceuticals (B)*                          154,900            3,103
  CV Therapeutics (B)*                                 170,600            2,179
  Cynosure, Cl A*                                       77,359            1,708
  Cypress Bioscience*                                   99,816              775
  Cytyc*                                                57,200            1,733
  Dade Behring Holdings                                 80,602            3,301
  DaVita*                                               46,300            2,526
  Dendreon (B)*                                         63,100              293
  Dentsply International (B)                            61,836            1,950
  Depomed (B)*                                         115,800              402
  Digene*                                                8,100              383
  DJO*                                                  44,700            1,751
  Eclipsys*                                             15,200              318
  Emageon (B)*                                         123,900            1,446
  Encysive Pharmaceuticals (B)*                        236,500              821
  Endo Pharmaceuticals Holdings*                        87,481            2,730
  Enzon Pharmaceuticals (B)*                            39,900              330
  eResearch Technology (B)*                            195,900            1,387
  Exelixis*                                            137,300            1,383

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Express Scripts (B)*                                  35,400    $       2,670
  Genzyme*                                              32,729            2,023
  Geron (B)*                                            49,000              371
  Greatbatch*                                            6,254              162
  Healthspring (B)*                                     21,600              456
  HealthTronics (B)*                                    11,400               70
  Hologic (B)*                                          39,800            2,191
  Human Genome Sciences (B)*                           192,067            2,113
  I-Flow*                                                1,700               25
  Idexx Laboratories*                                    4,523              390
  Immunomedics*                                          6,255               28
  IMS Health                                            33,930              980
  Incyte (B)*                                          234,000            1,500
  Integra LifeSciences Holdings*                        11,200              471
  Inverness Medical Innovations*                        12,100              511
  Invitrogen (B)*                                       31,400            1,986
  Isis Pharmaceuticals*                                 34,054              311
  Kindred Healthcare*                                   38,780            1,277
  Kinetic Concepts (B)*                                 46,900            2,305
  King Pharmaceuticals (B)*                            312,306            5,825
  Lifecell (B)*                                         45,700            1,091
  Lincare Holdings (B)*                                  9,000              351
  Magellan Health Services*                             42,100            1,760
  Manor Care (B)                                        64,500            3,456
  Matria Healthcare*                                     5,211              132
  Medarex (B)*                                         357,000            4,884
  Medcath*                                              48,712            1,414
  Medicines*                                            35,500              957
  Mentor (B)                                            53,193            2,554
  Metabasis Therapeutics*                               13,939              112
  MGI Pharma (B)*                                       88,400            1,876
  Micrus Endovascular*                                 105,500            2,184
  Millennium Pharmaceuticals*                           28,699              310
  Mindray Medical International*                        26,100              672
  MWI Veterinary Supply*                                25,539              792
  Mylan Laboratories                                    72,100            1,526
  Nastech Pharmaceutical (B)*                          122,300            1,414
  Neurocrine Biosciences*                                2,600               33
  Nighthawk Radiology Holdings (B)*                     26,900              559
  Noven Pharmaceuticals*                                51,833            1,276
  Odyssey HealthCare*                                  120,870            1,641
  Omnicare                                              30,600            1,271
  Omnicell*                                             11,090              215
  Option Care (B)                                       91,500            1,215
  Orthofix International*                                3,582              176
  Owens & Minor                                          8,376              276
  Pain Therapeutics (B)*                                17,300              137
  Par Pharmaceutical*                                    6,797              165
  Patterson*                                            20,873              697
  PDL BioPharma (B)*                                   117,800            2,249
  Penwest Pharmaceuticals (B)*                          69,707              922
  PerkinElmer                                           73,140            1,733
  Pharmaceutical Product Development                     8,100              258
  PharmaNet Development Group*                          39,418              801
  PolyMedica (B)                                        42,800            1,772
  Pozen (B)*                                            20,900              329
  PRA International*                                     2,100               42
  Profarma Distribuidora de Produtos
     Farmaceuticos (Brazil)*                            76,700            1,231
  Quidel (B)*                                           35,306              380
  Res-Care*                                             13,595              242
  Respironics*                                          29,191            1,196
  Rigel Pharmaceuticals*                                61,600              645
  Savient Pharmaceuticals*                              46,639              631
  Sciele Pharma (B)*                                   120,310            2,767
  Sirona Dental Systems*                                 6,700              249
  Spectranetics*                                        76,736              807
  SuperGen (B)*                                        189,559              906

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  SurModics (B)*                                         8,600    $         318
  Symbion*                                              74,500            1,556
  Symmetry Medical*                                     10,801              161
  Techne (B)*                                           18,581            1,046
  Telik (B)*                                           165,200              958
  Tenet Healthcare*                                     83,695              572
  Theravance*                                           37,203            1,200
  Triad Hospitals*                                      41,989            2,060
  Trimeris*                                             14,500              166
  United Therapeutics (B)*                              57,000            3,203
  Universal Health Services, Cl B                        4,946              286
  Vertex Pharmaceuticals*                                8,400              258
  Viropharma (B)*                                       30,700              491
  Watson Pharmaceuticals*                               95,567            2,519
  WellCare Health Plans*                                16,747            1,375
  West Pharmaceutical Services                          47,269            2,139
  Zimmer Holdings*                                       3,697              312
  Zoll Medical*                                         33,300              926
                                                                  -------------
                                                                        167,894
                                                                  -------------
INDUSTRIALS -- 13.9%
  AAR (B)*                                              38,800            1,129
  ABM Industries                                         6,650              175
  ABX Air*                                              21,227              158
  ACCO Brands (B)*                                      16,400              357
  Actuant, Cl A                                          8,885              464
  Acuity Brands                                         41,639            2,307
  Advisory Board*                                       28,868            1,501
  Aerovironment*                                        24,134              513
  AGCO*                                                 58,390            2,117
  Alaska Air Group*                                    104,619            4,289
  Albany International, Cl A                            62,675            2,144
  Alexander & Baldwin                                    8,612              426
  Alliant Techsystems (B)*                              30,063            2,602
  Allied Waste Industries (B)*                         183,000            2,346
  Amerco*                                                3,624              236
  American Commercial Lines (B)*                        66,006            2,385
  American Science & Engineering (B)*                   10,000              512
  American Woodmark (B)                                 42,514            1,690
  Ameron International                                   1,123               83
  Ametek                                                52,540            1,797
  AMR*                                                  17,449              595
  AO Smith*                                             50,457            1,951
  Apogee Enterprises                                     9,536              200
  Aries Maritime Transport                              76,800              665
  Arkansas Best (B)                                     18,500              730
  Armor Holdings*                                       23,000            1,465
  ASV*                                                   2,400               37
  Avis Budget Group*                                    34,268              911
  Badger Meter                                           5,211              154
  BE Aerospace*                                        111,062            3,353
  Belden CDT                                             5,988              278
  Blount International*                                 70,700              835
  Briggs & Stratton                                     82,506            2,412
  Brink's                                               53,800            3,187
  Bucyrus International, Cl A (B)                       21,775            1,109
  Builders FirstSource (B)*                             13,600              245
  C&D Technologies*                                     18,440              103
  Capstone Turbine*                                     25,305               22
  Central Parking                                       37,056              822
  Chicago Bridge & Iron                                 69,667            2,071
  ChoicePoint*                                           5,700              222
  CIRCOR International                                   7,299              252
  Clean Harbors*                                         3,732              189
  Columbus McKinnon*                                    13,290              308
  Comfort Systems USA                                   36,278              494
  COMSYS IT Partners*                                   17,078              340

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Con-way                                               17,521    $         860
  Consolidated Graphics*                                13,700              976
  Continental Airlines, Cl B*                           70,435            2,789
  Copart*                                               34,200            1,007
  Corporate Executive Board                              9,000              700
  Corrections of America*                               41,861            2,192
  CoStar Group*                                         16,430              770
  CRA International*                                     3,925              203
  Cummins                                               21,896            2,949
  Curtiss-Wright                                        72,852            2,548
  Deere                                                  5,358              581
  Deluxe                                                12,400              383
  Dun & Bradstreet*                                     27,166            2,398
  Dynamic Materials                                    105,100            3,286
  EDO                                                   11,300              272
  EMCOR Group (B)*                                      52,283            3,140
  Energy Conversion Devices (B)*                        18,100              545
  EnerSys*                                               4,047               69
  EnPro Industries*                                     28,500            1,083
  Equifax                                               38,939            1,508
  ExpressJet Holdings*                                 224,049            1,620
  Federal Signal                                        21,095              317
  Flanders*                                             32,319              252
  Flint Energy Services (Canada)*                       65,000            1,497
  Fluor                                                  2,036              172
  Force Protection*                                    132,500            1,944
  Foster Wheeler*                                       11,360              628
  Foster Wheeler*                                       33,799            1,868
  Freightcar America (B)                                32,100            1,590
  Fuel Tech*                                            12,390              315
  FuelCell Energy*                                       6,672               46
  Gardner Denver*                                       92,832            3,144
  GATX                                                  18,172              839
  General Cable (B)*                                    39,355            1,966
  General Electric                                      12,248              428
  Genlyte Group (B)*                                    11,200              777
  Geo Group*                                             7,369              345
  Global Cash Access*                                  148,300            2,281
  Goodman Global*                                       31,300              595
  Goodrich                                              42,903            2,104
  GrafTech International (B)*                          384,192            3,035
  Granite Construction                                  62,253            3,634
  Griffon (B)*                                          39,589              930
  Grupo Aeroportuario del Sureste ADR                   34,200            1,524
  H&E Equipment Services*                               58,800            1,553
  Harsco                                                 1,800              154
  Heidrick & Struggles International*                    7,800              357
  Herman Miller                                         68,500            2,635
  Honeywell International                                7,240              336
  Hudson Highland Group*                                 2,107               34
  Huron Consulting Group*                                7,100              450
  IKON Office Solutions                                250,053            3,496
  Infrasource Services*                                 49,780            1,221
  Innerworkings (B)*                                   113,333            1,536
  Insituform Technologies, Cl A*                         8,288              210
  Interface, Cl A*                                      33,874              536
  Ionatron*                                              3,200               17
  Jacobs Engineering Group*                             32,662            2,951
  JB Hunt Transport Services                            59,100            1,570
  JetBlue Airways (B)*                                  57,034              702
  John H. Harland                                       14,000              707
  Joy Global                                           115,435            5,118
  K&F Industries Holdings*                              10,700              263
  Kadant*                                               11,266              264
  Kaman                                                  9,679              221
  Kansas City Southern*                                  9,269              297
  Kaydon                                                21,269              922

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Kenexa (B)*                                           19,712    $         664
  Kennametal (B)                                        57,236            3,503
  Kforce*                                                8,668              118
  Kirby*                                                28,311            1,034
  Knoll*                                               115,000            2,662
  Ladish*                                                8,619              360
  Lamson & Sessions (B)*                                 1,300               39
  Landstar System                                       10,300              460
  Lennox International                                  30,900            1,061
  Lincoln Electric Holdings                              8,184              511
  Mcgrath Rentcorp                                       4,300              128
  Monster Worldwide*                                    35,200            1,755
  Moog, Cl A*                                           34,140            1,301
  MSC Industrial Direct, Cl A                           40,700            1,756
  Mueller Industries                                    39,900            1,189
  NACCO Industries, Cl A                                 2,051              263
  Navistar International*                               11,974              486
  NCI Building Systems (B)*                             25,800            1,441
  Oshkosh Truck                                         25,989            1,394
  Pacer International*                                   4,412              119
  PAM Transportation Services*                           4,600              105
  Pentair                                               23,951              748
  Perini*                                               23,171              841
  Pitney Bowes                                          12,578              600
  Plug Power*                                            5,210               18
  Quanta Services (B)*                                 109,115            2,529
  Regal-Beloit                                          53,445            2,418
  Republic Services                                     53,940            2,269
  Robbins & Myers                                       14,241              558
  Robert Half International                             57,300            2,239
  Roper Industries                                      22,100            1,174
  RR Donnelley & Sons                                   56,801            2,055
  Ryder System                                          44,393            2,284
  School Specialty*                                     11,000              410
  Sequa, Cl A*                                             646               79
  Shaw Group (B)*                                       52,798            1,625
  Simpson Manufacturing (B)                             40,900            1,359
  SIRVA*                                                 8,135               30
  Skywest                                               23,629              604
  Spirit Aerosystems Holdings, Cl A*                    80,029            2,362
  SPX                                                   19,200            1,342
  Standard Parking*                                      2,000               68
  Standard Register                                     26,315              345
  Steelcase, Cl A                                      105,778            2,054
  Stericycle*                                            3,105              242
  Superior Essex*                                       14,578              464
  TAL International Group*                              69,500            1,666
  Tecnisa*                                             191,100            1,026
  Teledyne Technologies*                                 9,381              357
  Teleflex                                              29,317            1,962
  Terex (B)*                                            16,824            1,108
  Tetra Tech*                                           17,452              311
  Thomas & Betts*                                        3,600              183
  Timken                                                   600               17
  Tredegar                                              55,758            1,244
  Trex*                                                  1,400               34
  UAL (B)*                                              28,561            1,142
  UAP Holding                                           12,000              304
  United Rentals (B)*                                  105,100            3,004
  United Stationers*                                    34,735            1,910
  United Technologies                                    9,931              652
  URS*                                                  56,669            2,356
  USG*                                                   8,500              461
  UTI Worldwide                                         77,500            2,336
  Volt Information Sciences*                            32,811            1,122
  Wabtec                                               115,210            3,710
  Walter Industries                                     44,130            1,100
  Washington Group International*                       50,042            2,933

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Waste Connections*                                    27,404    $       1,212
  Waste Industries USA                                   3,100               79
  Watson Wyatt Worldwide, Cl A                          33,692            1,620
  WESCO International*                                  48,496            3,236
  Williams Scotsman International*                      95,635            1,947
  Woodward Governor                                     54,900            2,287
  WW Grainger                                           31,200            2,407
  YRC Worldwide (B)*                                    40,500            1,761
                                                                  -------------
                                                                        228,394
                                                                  -------------
INFORMATION TECHNOLOGY -- 18.0%
  24/7 Real Media (B)*                                 176,800            1,704
  Activision (B)*                                      165,800            2,772
  Acxiom                                                34,165              730
  Adaptec*                                             342,400            1,250
  ADC Telecommunications (B)*                           85,390            1,402
  Advanced Analogic Technologies*                       20,100              130
  Advanced Energy Industries*                           16,100              324
  Advent Software (B)*                                  26,700              967
  Aeroflex*                                             20,651              236
  Affiliated Computer Services, Cl A*                   10,126              526
  Agere Systems*                                         3,200               70
  Akamai Technologies (B)*                              95,741            4,937
  Altera (B)*                                           25,200              532
  Altiris*                                               2,000               65
  Amdocs*                                               41,900            1,450
  AMIS Holdings*                                        43,901              497
  Amkor Technology (B)*                                168,828            1,947
  Anadigics (B)*                                        65,349              798
  Analog Devices                                        11,585              420
  Andrew*                                              271,602            2,884
  aQuantive (B)*                                       163,318            4,138
  Ariba*                                                 7,300               68
  Arris Group*                                         118,834            1,561
  Art Technology Group*                                265,782              577
  AsiaInfo Holdings*                                     4,239               30
  Aspen Technology*                                     25,500              306
  Asyst Technologies (B)*                              285,596            2,016
  ATMI*                                                 21,080              701
  Avaya*                                               153,500            1,885
  Avnet*                                               107,302            3,924
  Avocent*                                              51,534            1,640
  AVX                                                   57,677              881
  Baidu.com ADR (B)*                                     3,629              387
  Benchmark Electronics*                                 5,416              116
  BISYS Group*                                          13,994              184
  Black Box                                             30,716            1,164
  Blackboard (B)*                                      107,880            3,599
  BMC Software*                                         70,600            2,179
  Brightpoint*                                          10,722              129
  Broadcom, Cl A*                                        4,342              148
  Brocade Communications Systems*                      116,149            1,047
  Brooks Automation (B)*                               209,500            3,254
  CACI International, Cl A*                             25,906            1,205
  Captaris*                                             54,609              339
  Carrier Access*                                       22,248              110
  Checkfree (B)*                                        67,543            2,561
  Checkpoint Systems*                                   33,459              654
  Cirrus Logic*                                         59,398              515
  Citrix Systems*                                       61,360            1,976
  CMGI*                                                178,423              275
  CNET Networks (B)*                                   252,400            2,216
  Cogent (B)*                                           89,400            1,009
  Coherent*                                             12,395              373
  Cohu                                                   1,900               35
  CommScope (B)*                                        40,314            1,551
  Concur Technologies (B)*                              60,114              972

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Convergys*                                           182,180    $       4,686
  CPI International*                                     3,600               63
  Credence Systems*                                    118,947              540
  Cree (B)*                                             14,064              248
  CSG Systems International (B)*                       133,073            3,282
  CTS                                                  119,692            1,622
  Cymer (B)*                                            93,320            3,878
  Cypress Semiconductor (B)*                           116,609            2,216
  DealerTrack Holdings*                                 49,499            1,433
  Diebold                                               10,309              488
  Diodes (B)*                                           19,355              727
  Earthlink*                                            72,600              517
  EFJ*                                                 103,800              656
  Electronic Data Systems                                9,600              269
  Electronics for Imaging*                              57,378            1,309
  Emergis (Canada)*                                    294,600            1,359
  Emulex*                                                1,100               20
  EPIQ Systems (B)*                                     81,252            1,441
  eSpeed, Cl A*                                          6,800               58
  Euronet Worldwide (B)*                                38,320            1,047
  Extreme Networks*                                     37,640              166
  F5 Networks*                                          39,396            2,861
  Factset Research Systems                               3,800              231
  Fair Isaac                                            34,197            1,335
  FEI*                                                  32,800            1,076
  Flextronics International (B)*                       351,400            3,841
  Flir Systems*                                         13,825              481
  Forrester Research*                                   12,844              345
  Foundry Networks*                                    107,600            1,571
  Genesis Microchip*                                    11,929               95
  Greenfield Online*                                    32,928              491
  Harmonic*                                             15,700              138
  Heartland Payment Systems*                             6,300              157
  Hewitt Associates, Cl A*                              90,472            2,716
  Hutchinson Technology (B)*                            78,300            1,771
  i2 Technologies*                                       4,576              109
  i2 Technologies (B)*                                  52,493            1,250
  Ikanos Communications*                                28,200              254
  Imation                                               84,757            3,527
  Informatica*                                         121,900            1,580
  infoUSA                                               35,715              367
  Ingram Micro, Cl A*                                   24,129              469
  Integrated Device Technology (B)*                     26,200              425
  Interdigital Communications (B)*                      57,300            1,989
  Intermec*                                              7,753              174
  Internap Network Services (B)*                        18,548              349
  International Rectifier*                               3,689              158
  Intersil, Cl A                                        10,900              288
  Interwoven*                                           91,349            1,390
  Intevac*                                              19,300              526
  IPG Photonics (B)*                                    26,600              617
  Isilon Systems (B)*                                   73,100            1,423
  Itron (B)*                                            22,494            1,454
  JA Solar Holdings ADR*                                35,553              684
  Jack Henry & Associates                               25,200              591
  JDA Software Group*                                  117,600            1,748
  Juniper Networks*                                     72,221            1,366
  Jupitermedia (B)*                                    185,300            1,586
  Keynote Systems*                                     105,487            1,383
  Komag (B)*                                            74,288            2,525
  Kulicke & Soffa Industries*                            5,400               51
  L-1 Identity Solutions (B)*                           38,141              606
  Lattice Semiconductor (B)*                           333,100            2,052
  Lawson Software (B)*                                 155,653            1,233
  Lexmark International, Cl A (B)*                      42,503            2,574
  Lightbridge*                                         119,670            1,931
  Littelfuse*                                           21,135              778
  LoJack*                                                3,900               74

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  LoopNet*                                              59,882    $       1,004
  LSI Logic (B)*                                       123,200            1,249
  LTX*                                                  21,340              133
  Magma Design Automation*                              47,665              480
  Manhattan Associates*                                 61,197            1,703
  Marchex, Cl B (B)*                                    66,477              896
  Mastec (B)*                                          114,576            1,313
  Mattson Technology*                                    3,700               33
  MAXIMUS (B)                                           45,500            1,371
  McAfee*                                               23,173              698
  Mellanox Technologies*                                39,800              853
  Mentor Graphics (B)*                                 125,862            2,126
  Methode Electronics                                   18,245              197
  Mettler Toledo International*                         43,484            3,755
  Micros Systems (B)*                                   14,705              820
  Microsemi (B)*                                       172,300            3,491
  MicroStrategy, Cl A (B)*                               6,327              798
  MIPS Technologies*                                    84,700              789
  MKS Instruments (B)*                                  21,100              509
  Monolithic Power Systems*                             24,936              316
  MoSys (B)*                                            63,222              491
  MTS Systems                                            6,113              231
  NCR*                                                  68,100            3,146
  Net 1 UEPS Technologies (B)*                          50,238            1,344
  Netlogic Microsystems*                                 2,600               65
  Novatel*                                              26,735            1,161
  Novellus Systems (B)*                                144,933            4,667
  Nuance Communications (B)*                           149,737            2,110
  Omniture (B)*                                         68,484            1,065
  ON Semiconductor (B)*                                149,000            1,463
  OSI Systems (B)*                                      67,700            1,692
  Palm (B)*                                             99,500            1,647
  Parametric Technology (B)*                            87,553            1,670
  Parkervision (B)*                                     63,500              693
  Parkervision*                                         58,000              633
  Paxar*                                                45,878            1,057
  Perficient*                                           35,580              691
  Pericom Semiconductor*                                73,749              746
  Perot Systems, Cl A (B)*                             255,796            4,302
  Photronics*                                            2,700               42
  Plantronics                                            9,570              196
  Plexus*                                               66,652            1,093
  PMC - Sierra (B)*                                    213,200            1,439
  Polycom (B)*                                         238,981            7,623
  Power Integrations (B)*                               80,609            2,084
  Powerwave Technologies*                               71,630              381
  Presstek*                                              6,800               40
  Quality Systems (B)*                                  17,903              733
  Quest Software*                                        9,400              153
  RealNetworks (B)*                                     14,100              115
  Red Hat (B)*                                         242,000            5,433
  RF Micro Devices (B)*                                786,400            6,275
  Richardson Electronics                                12,344              114
  RightNow Technologies (B)*                            44,072              735
  Sabre Holdings, Cl A                                  86,924            2,810
  Salary.com*                                          103,460            1,169
  Salesforce.com (B)*                                   38,400            1,661
  Sanmina-SCI*                                          79,421              295
  Satyam Computer Services ADR (B)*                     73,300            1,580
  SAVVIS*                                               32,400            1,392
  Seachange International*                              80,500              821
  Sierra Wireless*                                      55,500              754
  Sigma Designs (B)*                                    18,742              528
  Silicon Storage Technology*                          275,577            1,461
  Sina*                                                 20,553              710
  Sirf Technology Holdings (B)*                         35,303            1,009
  SkillSoft ADR*                                       133,063              939
  Skyworks Solutions*                                  283,000            1,868

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Solectron (B)*                                       669,600    $       2,156
  Sonic Solutions*                                      39,500              574
  Sonus Networks (B)*                                  137,445            1,057
  Spatialight*                                          85,000               98
  Spatialight (F)(H)*                                   59,000               61
  Spatialight*                                           7,367                8
  Standard Microsystems*                                 3,064               88
  Stratasys (B)*                                        25,194              924
  Sun Microsystems*                                    260,909            1,599
  Sunpower, Cl A (B)*                                   28,531            1,235
  Switch & Data Facilities (B)*                         34,488              672
  Sybase (B)*                                          196,946            4,922
  Symmetricom*                                           9,774               83
  Synchronoss Technologies (B)*                         33,976              612
  SYNNEX*                                                5,878              111
  Synopsys*                                            134,077            3,430
  Syntel                                                29,152            1,046
  TAC Acquisition*                                     181,100               --
  Tech Data*                                            35,843            1,336
  Technitrol                                            41,000              902
  Tektronix                                             20,107              575
  Tellabs*                                             183,100            1,919
  Teradyne (B)*                                         41,799              674
  THQ (B)*                                              76,839            2,475
  TIBCO Software*                                      275,900            2,497
  TNS*                                                  14,400              242
  Total System Services                                 42,431            1,325
  Transaction Systems Architects*                       23,926              845
  Trident Microsystems (B)*                            101,963            2,254
  Unisys*                                               23,398              199
  United Online                                        189,200            2,488
  Valueclick*                                           42,725            1,132
  Varian Semiconductor Equipment Associates (B)*        90,708            4,335
  Veeco Instruments*                                    24,300              476
  VeriSign*                                             76,113            1,926
  Vignette*                                             43,496              776
  Vishay Intertechnology (B)*                           76,200            1,086
  WebEx Communications (B)*                             23,029            1,000
  Western Digital*                                     166,400            3,190
  Wind River Systems*                                  283,900            2,953
  Wright Express (B)*                                   42,200            1,202
  Zoran*                                                50,447              831
                                                                  -------------
                                                                        296,206
                                                                  -------------
MATERIALS -- 5.6%
  Airgas                                                85,457            3,527
  AK Steel Holding*                                     44,442            1,028
  Albemarle                                             29,218            2,391
  Allegheny Technologies                                27,700            2,838
  Aptargroup                                            14,074              926
  Arch Chemicals                                         7,834              241
  Ashland                                               21,000            1,377
  Balchem                                               98,750            1,462
  Bemis                                                 19,784              655
  Bowater                                               20,388              493
  Buckeye Technologies*                                146,443            1,863
  Cabot                                                 30,091            1,346
  Carpenter Technology                                  13,692            1,623
  Celanese, Ser A                                      136,800            3,910
  Cleveland-Cliffs (B)                                  68,700            3,875
  Commercial Metals                                    101,105            2,787
  Crown Holdings*                                      135,800            3,102
  Eagle Materials                                        1,600               74
  Eastman Chemical                                      33,100            1,957
  Ferro                                                 18,355              389
  First Quantum Minerals (Canada)                       32,000            1,854

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  FMC                                                   80,692    $       5,936
  Grande Cache Coal (Canada)*                          214,600               93
  Greif, Cl A                                           20,937            2,459
  Headwaters (B)*                                       63,609            1,499
  Hercules                                              89,100            1,796
  Huntsman*                                             13,103              268
  Innospec                                               9,722              504
  Koppers Holdings                                      12,500              307
  Louisiana-Pacific                                     51,000            1,053
  Lubrizol                                              63,984            3,327
  Material Sciences*                                     4,461               48
  MeadWestvaco                                          75,319            2,293
  Mercer International (B)                              18,700              234
  Metal Management                                       8,475              339
  Myers Industries                                       3,100               53
  Neenah Paper                                          30,392            1,128
  NewMarket*                                             2,591              114
  Olin                                                  17,983              311
  Olympic Steel*                                         2,640               78
  Omnova Solutions*                                      3,700               22
  Owens-Illinois*                                       74,559            1,772
  Packaging of America                                  29,737              729
  Pioneer*                                               7,000              217
  PolyOne*                                             206,400            1,385
  Pope & Talbot*                                         7,400               58
  Quaker Chemical                                        2,134               50
  Quanex                                                21,900              856
  Reliance Steel & Aluminum (B)                         43,600            1,991
  Rock-Tenn, Cl A                                       79,829            2,592
  Rohm & Haas                                           10,384              549
  RPM International                                     38,400              899
  RTI International Metals*                              1,142               99
  Schnitzer Steel Industries, Cl A (B)                  51,196            1,921
  Schweitzer-Mauduit International                      35,524              848
  Sensient Technologies                                 24,800              607
  Sherritt International (Canada)                      114,600            1,452
  Silgan Holdings                                        7,566              372
  Sonoco Products                                       91,494            3,387
  Spartech                                              68,718            1,820
  Steel Dynamics                                        42,200            1,593
  Symyx Technologies*                                   99,988            1,671
  Texas Industries (B)                                  43,698            3,461
  United States Steel                                   18,700            1,657
  Wausau Paper                                          11,609              168
  Wellman                                               75,500              239
  Wheeling-Pittsburgh*                                  76,200            1,886
                                                                  -------------
                                                                         91,859
                                                                  -------------
TELECOMMUNICATION SERVICES -- 1.4%
  Alaska Communications Systems Group                   27,200              398
  Atlantic Tele-Network                                  4,700              132
  Cbeyond (B)*                                          48,742            1,514
  Centennial Communications*                            27,100              214
  CenturyTel                                            92,210            4,126
  Cincinnati Bell*                                       5,700               26
  Citizens Communications                               94,684            1,427
  Cogent Communications Group*                          19,400              438
  Commonwealth Telephone Enterprises                    23,900            1,021
  Consolidated Communications Holdings                   5,769              118
  CT Communications                                     59,745            1,408
  Dobson Communications, Cl A (B)*                      33,800              300
  Fairpoint Communications (B)                          79,000            1,509
  General Communication, Cl A*                           6,852              102
  Global Crossing*                                       4,600              131

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Golden Telecom                                        16,300    $         884
  Iowa Telecommunications Services                      20,900              419
  Leap Wireless International*                          22,200            1,500
  Level 3 Communications (B)*                          272,844            1,793
  NeuStar, Cl A*                                        44,510            1,424
  NTELOS Holdings*                                       6,100              114
  Premiere Global Services*                             34,800              363
  Qwest Communications International*                  146,678            1,302
  SBA Communications, Cl A*                             60,081            1,620
  Syniverse Holdings*                                   18,600              210
  Vonage Holdings*                                      21,600              112
                                                                  -------------
                                                                         22,605
                                                                  -------------
UTILITIES -- 4.3%
  AES*                                                   8,403              179
  AGL Resources                                        114,024            4,644
  Alliant Energy                                        99,882            4,177
  Atmos Energy                                          28,621              902
  Avista                                                28,900              676
  Black Hills                                          111,962            4,036
  Centerpoint Energy (B)                                66,000            1,177
  Consolidated Edison                                   10,507              510
  Empire District Electric                              28,289              679
  Energen                                               42,004            2,036
  Energy East                                           16,700              413
  Equitable Resources                                   22,076              942
  Idacorp                                                3,861              135
  Integrys Energy Group                                 51,545            2,873
  Laclede Group                                         11,000              343
  MDU Resources Group                                   76,200            2,014
  New Jersey Resources (B)                              26,973            1,332
  Nicor (B)                                             47,330            2,203
  NiSource                                              19,361              461
  Northeast Utilities                                   11,671              339
  NRG Energy (B)*                                       25,200            1,669
  OGE Energy                                            67,081            2,590
  Oneok                                                 48,305            2,012
  Ormat Technologies (B)                                37,900            1,472
  Pepco Holdings                                       110,800            2,950
  Pinnacle West Capital (B)                             60,765            2,882
  PNM Resources                                        106,520            3,255
  Portland General Electric                              8,291              235
  Progress Energy                                       19,444              950
  Puget Energy                                         101,721            2,509
  Reliant Energy*                                      114,509            1,940
  SCANA                                                 50,626            2,113
  South Jersey Industries                                4,637              160
  Southern Union                                        29,800              873
  Southwest Gas                                         26,659              990
  TECO Energy                                            9,048              152
  UGI                                                   84,621            2,209
  Unisource Energy                                      49,184            1,865
  Vectren                                               55,022            1,541
  Westar Energy                                        115,449            3,102
  WGL Holdings                                          48,686            1,535
  Wisconsin Energy                                      62,724            3,008
  Xcel Energy                                           20,372              481
                                                                  -------------
                                                                         70,564
                                                                  -------------
Total Common Stock
  (Cost $1,406,244) ($ Thousands)                                     1,589,408
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C) -- 8.5%

FINANCIALS -- 8.5%
  American General Finance (A) (E)
    5.370%, 03/17/08                             $       8,534    $       8,534
  Bear Stearns EXL (E)
    5.360%, 03/17/08                                    10,477           10,477
  Countrywide Financial MTN (E)
    5.443%, 06/27/07                                     3,531            3,531
  Countrywide Financial MTN, Ser A (E)
    5.440%, 10/31/07                                     8,829            8,829
  Irish Life & Permanent MTN, Ser X (A) (E)
    5.366%, 02/21/08                                     7,828            7,827
  Islandsbanki (A) (E)
    5.390%, 03/22/07                                     5,003            5,003
    5.370%, 04/06/07                                     8,829            8,829
  Jackson National Life Funding (A) (E)
    5.320%, 04/01/08                                    12,948           12,948
  Kaupthing Bank MTN (A) (E)
    5.400%, 03/20/07                                    14,714           14,714
  Landsbanki Islands (A) (E)
    5.410%, 03/16/07                                    11,183           11,183
  Morgan Stanley EXL (E)
    5.400%, 03/04/08                                     2,060            2,060
  Morgan Stanley EXL, Ser S (E)
    5.363%, 03/04/08                                     2,943            2,943
  Nationwide Building Society (A) (E)
    5.440%, 10/26/07                                     3,237            3,237
    5.370%, 03/07/08                                     5,886            5,886
  Northern Rock (A) (E)
    5.360%, 03/03/08                                     6,062            6,062
  Premium Asset Trust, Ser 2004-10 (A) (E)
    5.380%, 03/17/08                                     8,240            8,240
  SLM EXL, Ser S (A) (E)
    5.320%, 03/17/08                                     6,474            6,474
  Skandinav Enskilda Bank (A) (E)
    5.324%, 03/18/08                                     6,474            6,474
  Stanfield Victoria LLC MTN (A)
    5.385%, 06/11/07                                     5,886            5,885
                                                                  -------------
Total Corporate Obligations
  (Cost $139,136) ($ Thousands)                                         139,136
                                                                  -------------

COMMERCIAL PAPER (C) (D) -- 7.0%

FINANCIALS -- 7.0%
  Brahms Funding
    5.299%, 03/13/07                                       883              881
    5.295%, 03/08/07                                     5,524            5,518
  Broadhollow Funding
    5.304%, 03/19/07                                     2,354            2,348
  Buckingham CDO II LLC
    5.307%, 03/23/07                                     2,943            2,933
  Citius I Funding LLC
    5.306%, 03/22/07                                     5,879            5,861
  Citius II Funding LLC
    5.315%, 04/02/07                                     5,886            5,858
    5.306%, 03/22/07                                     2,943            2,934
    5.293%, 03/05/07                                     2,073            2,072
  KKR Pacific Funding Trust
    5.306%, 03/22/07                                     2,600            2,592
    5.302%, 03/16/07                                    14,714           14,682

-------------------------------------------------------------------------------
                                                 Face Amount
                                                 ($ Thousands)    Market Value
Description                                      /Shares          ($ Thousands)
-------------------------------------------------------------------------------
  Mica Funding LLC
    5.304%, 03/19/07                             $      10,300    $      10,273
    5.293%, 03/05/07                                     2,943            2,941
  Rams Funding Two LLC
    5.319%, 03/12/07                                     2,354            2,351
    5.315%, 03/26/07                                     2,943            2,932
    5.306%, 03/22/07                                     4,264            4,251
    5.303%, 03/05/07                                     2,943            2,941
  Rhineland Funding Capital
    5.339%, 05/15/07                                     6,274            6,205
    5.338%, 05/14/07                                     2,505            2,477
    5.311%, 03/28/07                                     6,423            6,398
  Thornburg Mortgage Capital
    Resource
    5.315%, 03/26/07                                     2,943            2,932
    5.301%, 03/15/07                                     5,886            5,874
  Transamerica Security Liquidity
    Notes
    5.300%, 03/01/07                                     2,840            2,840
  Valour Bay Capital LLC
    5.350%, 05/16/07                                     7,357            7,275
    5.326%, 03/22/07                                     5,523            5,506
    5.321%, 03/15/07                                     4,420            4,411
                                                                  -------------
Total Commercial Paper
  (Cost $115,286) ($ Thousands)                                         115,286
                                                                  -------------

CASH EQUIVALENT  -- 2.7%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% **               44,927,881           44,928
                                                                  -------------
Total Cash Equivalent
  (Cost $44,928) ($ Thousands)                                           44,928
                                                                  -------------

ASSET-BACKED SECURITIES (A) (C) (E) -- 0.9%

MORTGAGE RELATED SECURITIES -- 0.9%
  Duke Funding, Ser 2004-6B, Cl A1S1
    5.430%, 10/09/07                             $       4,414            4,414
  Newcastle CDO, Ser 2005-6A, Cl IM1
    5.380%, 04/24/07                                     1,177            1,177
  TIAA Real Estate CDO, Ser 2003 1A, Cl A1MM
    5.350%, 09/28/07                                     4,377            4,377
  Witherspoon CDO Funding
    5.330%, 03/15/07                                     5,080            5,080
                                                                  -------------
Total Asset-Backed Securities
  (Cost $15,048) ($ Thousands)                                           15,048
                                                                  -------------

CERTIFICATES OF DEPOSIT (C)(D) -- 0.7%
  Barclays Bank (E)
    5.440%, 06/11/07                                     2,943            2,943
  CC USA MTN (A)
    5.520%, 06/18/07                                     5,886            5,886
  U.S. Trust of New York (E)
    5.360%, 03/13/07                                     2,354            2,354
                                                                  -------------
Total Certificates of Deposit
  (Cost $11,183) ($ Thousands)                                           11,183
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount
                                                 ($ Thousands)    Market Value
Description                                      /Shares          ($ Thousands)
-------------------------------------------------------------------------------
MASTER NOTE (C) -- 0.1%
  Bear Stearns
    5.433%, 03/01/07                             $       1,766    $       1,766
                                                                  -------------
Total Master Note
  (Cost $1,766) ($ Thousands)                                             1,766
                                                                  -------------

U.S. TREASURY OBLIGATIONS (D) (J) -- 0.1%
  U.S. Treasury Bill
    5.109%, 05/24/07                                     1,650            1,631
                                                                  -------------
Total U.S. Treasury Obligations
  (Cost $1,630) ($ Thousands)                                             1,631
                                                                  -------------

EXCHANGE TRADED FUNDS  -- 0.1%

  iShares Russell 2000 Index Fund                        5,596              441
  NASDAQ-100 Trust, Ser 1                               11,884              515
                                                                  -------------
Total Exchange Traded Funds
  (Cost $955) ($ Thousands)                                                 956
                                                                  -------------

                                                   Number of
                                                   Warrants
                                                 -------------
WARRANTS  -- 0.0%
  Infinity Bio-Energy, Expires
  05/23/10*                                            516,814              351
  Parkervision (F) (G) (H) (I)*                         14,500               51
  Parkervision (F) (G) (H) (I)*                          6,250               21
                                                                  -------------
Total Warrants
  (Cost $262) ($ Thousands)                                                 423
                                                                  -------------

REPURCHASE AGREEMENTS (C) (K) -- 4.7%
Barclays
  5.310%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $106,429
  (collateralized by a. U.S.
  Government Obligation, par value
  $107,708, 4.875%, 06/04/08, total
  market value $108,798)                                   106              106
Deutsche Bank
  5.320%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $7,385,783
  (collateralized by a U.S.
  Government Obligation, par value
  $6,805,545, 12.000%, 08/15/13,
  total market value $7,532,441)                         7,385           71,385
Lehman Brothers
  5.310%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $70,671,796
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $59-$104,293,837,
  0.000%-9.650%, 03/20/07-04/15/30,
  total market value $72,074,638)                       70,661           70,661
                                                                  -------------
Total Repurchase Agreements
  (Cost $78,152) ($ Thousands)                                           78,152
                                                                  -------------

Total Investments -- 121.3%
  (Cost $1,814,590) ($ Thousands)++                               $   1,997,917
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                                                    Unrealized
                                                                       Number of                 Appreciation/
                                                                       Contracts   Expiration   (Depreciation)
Type of Contract                                                    Long (Short)         Date    ($ Thousands)
------------------------------------------------------ --------------------------- ---------------------------
Russell 2000 Index E-Mini                                                    264     Mar-2007   $         (115)
S&P Mid 400 Index E-Mini                                                     225     Mar-2007              382
                                                                                                --------------

                                                                                                $          267
                                                                                                ==============

Restricted Securities -- At February 28, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at February 28, 2007, were as follows:

                         Number of   Acquisition            Cost    Market Value
                            Shares          Date   ($ Thousands)   ($ Thousands)   % of Net Assets
----------------------------------------------------------------------------------------------------
North American
Oil Sands                  160,000      05/31/06   $       1,748   $       1,638              0.10%
Parkervision
Warrants                     6,250      06/20/05              13              21              0.00
Parkervision
Warrants                    14,500      03/28/06              --              51              0.00

Synenco Energy              12,051      08/24/05             140             119              0.01
SpatiaLight                 59,000      01/12/06             133              61              0.00
                                                   -------------   -------------           -------
                                                   $       2,034   $       1,890              0.11%
                                                   =============   =============           =======

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small/Mid Cap Equity Fund
February 28, 2007

Percentages are based on Net Assets of $1,646,703 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investments Trust

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at February 28, 2007. The total value of securities on loan at February 28, 2007 was $347,957 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2007 was $360,571 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(F) Securities considered illiquid. The total value of such securities as of February 28, 2007 was $1,890 ($ Thousands) and represents 0.11% of Net Assets.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2007 was $72 ($ Thousands) and represents 0.00% of Net Assets.

(H) This security considered restricted. The total value of such securities as of February 28, 2007 was $1,890 ($ Thousands) and represented 0.11% of Net Assets.

(I)   This warrant does not have a strike price or expiration date.

(J) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(K)   Tri-Party Repurchase Agreement

ADR -- American Depositary Receipt
BDR -- Brazilian Depositary Receipt
CDO -- Collateralized Debt Obligation
Cl  -- Class
EXL -- Extendable Maturity
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

++ At February 28, 2007, the tax basis cost of the Fund's investments was $1,814,590 ($ Thousands), and the unrealized appreciation and depreciation were $223,643 ($ Thousands) and $(40,316) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK -- 88.8%

AUSTRALIA -- 4.1%
  ABB Grain                                             15,200    $          88
  ABC Learning Centres (B)                             164,777              888
  Adelaide Brighton                                      7,800               20
  Amcor                                                135,181              776
  AMP                                                  407,950            3,314
  Austal                                                 3,700               10
  Australia & New Zealand Banking Group                126,345            2,917
  Babcock & Brown (B)                                   69,269            1,397
  BHP Billiton                                          65,946            1,410
  BlueScope Steel                                       52,000              382
  Brambles (B)*                                         90,326              944
  Caltex Australia                                     140,300            2,469
  Challenger Financial Services Group (B)              421,882            1,529
  Cochlear                                               9,129              408
  Coles Myer                                           215,500            2,608
  Commonwealth Bank of Australia                        60,887            2,397
  Computershare                                         40,681              322
  Crane Group                                            1,000               13
  CSL                                                   31,243            1,912
  Downer EDI                                           199,638            1,155
  Felix Resources                                        2,800               10
  Foster's Group                                       339,037            1,688
  GPT Group                                            188,408              750
  Independence Group                                    10,000               35
  Insurance Australia Group                            357,457            1,684
  IOOF Holdings                                          6,400               49
  Jubilee Mines                                         11,100              143
  Leighton Holdings                                      5,100              125
  Lend Lease                                            48,132              685
  Macquarie Airports (B)                               799,449            2,331
  Macquarie Bank                                        16,077            1,001
  Macquarie Goodman Group                              142,800              806
  Macquarie Infrastructure Group                       777,267            2,352
  Minara Resources                                      34,567              176
  Mincor Resources                                      15,300               35
  Mirvac Group                                         247,514            1,104
  Multiplex Group                                      213,900              743
  National Australia Bank                               90,500            2,878
  OneSteel                                              25,400              100
  Origin Energy                                        111,300              777
  Pacific Brands                                       260,288              601
  Paladin Resources*                                   117,600              843
  PaperlinX                                                200                1
  Perilya                                               12,800               45
  Qantas Airways (B)                                   181,354              736
  QBE Insurance Group (B)                              398,162           10,039
  Ridley                                                 7,500                7
  Rinker Group                                          90,430            1,331
  Rio Tinto (B)                                         16,200              965
  Sally Malay Mining*                                   19,500               63
  Santos                                                30,375              224
  Sims Group                                            11,600              201
  St George Bank (B)                                    17,800              464
  Stockland                                             22,102              150
  Suncorp-Metway (B)                                    24,847              426
  Sunland Group                                         34,400              104
  TABCORP Holdings                                      40,100              510
  Telstra (B)                                        1,157,106            3,884
  Toll Holdings                                         36,700              560
  Transpacific Industries Group                          1,000                8
  West Australian Newspapers
     Holdings                                            5,800               66

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Westfield Group (B)                                  167,500    $       2,871
  Westpac Banking                                       50,287            1,009
  Woolworths                                           226,638            4,857
  WorleyParsons (B)                                     61,681            1,332
  Zinifex                                               39,900              526
                                                                  -------------
                                                                         74,254
                                                                  -------------
AUSTRIA -- 0.8%
  Agrana Beteiligungs                                    3,500              351
  Andritz                                                3,800              801
  Boehler-Uddeholm                                      10,788              793
  Conwert Immobilien Invest*                            16,500              386
  Erste Bank der Oesterreichischen Sparkassen            8,878              659
  Immoeast*                                             53,000              784
  IMMOFINANZ*                                           18,059              274
  Meinl European Land*                                  94,000            2,539
  OMV                                                   39,300            2,190
  Raiffeisen International Bank Holding (B)              3,784              508
  Telekom Austria                                       64,000            1,598
  Voestalpine (B)                                       46,000            2,844
                                                                  -------------
                                                                         13,727
                                                                  -------------
BELGIUM -- 1.2%
  AGFA-Gevaert                                          17,000              378
  Belgacom                                              37,219            1,594
  Cofinimmo +*                                             553              110
  Delhaize Group                                         9,900              823
  Dexia                                                 68,230            2,009
  Elia System Operator*                                    355               14
  Fortis                                                85,300            3,664
  Fortis (Netherlands Line)                            105,230            4,521
  InBev                                                 11,376              753
  KBC Groep                                             10,800            1,312
  Omega Pharma                                          29,900            2,309
  Solvay (B)                                            22,572            3,206
  UCB (B)                                               11,857              765
                                                                  -------------
                                                                         21,458
                                                                  -------------
BRAZIL -- 0.1%
  Gerdau ADR (B)                                        38,925              668
  Uniao de Bancos Brasileiros ADR                        7,200              615
                                                                  -------------
                                                                          1,283
                                                                  -------------
CANADA -- 2.2%
  Abitibi-Consolidated (B)                              60,800              167
  Alcan                                                 59,800            3,102
  Bombardier, Cl B*                                    158,300              616
  Cameco                                                53,531            1,974
  Canadian Natural Resources                            44,500            2,229
  EnCana                                                50,800            2,463
  Gerdau Ameristeel                                     86,800              948
  Kinross Gold*                                        253,150            3,549
  LionOre Mining International*                        111,200            1,489
  Manulife Financial (B)                                16,500              552
  Methanex                                              27,600              694
  Nexen                                                 27,348            1,564
  Potash Saskatchewan (B)                               17,300            2,717
  Research In Motion*                                   20,050            2,819
  Rogers Communications, Cl B                          159,140            5,182
  Suncor Energy (B)                                     16,100            1,139
  Teck Cominco, Cl B (B)                                94,800            6,668

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  TELUS                                                 16,773    $         791
                                                                  -------------
                                                                         38,663
                                                                  -------------
CHINA -- 0.1%
  China Petroleum & Chemical, Cl H                   1,106,000              885
  Industrial & Commercial Bank of China, Cl H          538,000              297
                                                                  -------------
                                                                          1,182
                                                                  -------------
DENMARK -- 0.8%
  AP Moller - Maersk                                        92              948
  Carlsberg, Cl B (B)                                   31,131            3,212
  Danisco (B)                                            7,500              598
  Danske Bank (B)                                       84,654            3,909
  East Asiatic (B)                                      57,650            2,534
  FLSmidth*                                              1,650              106
  H Lundbeck                                            28,200              755
  Novo-Nordisk, Cl B                                    19,750            1,698
  Sydbank                                               17,406              910
  Topdanmark*                                            1,949              347
                                                                  -------------
                                                                         15,017
                                                                  -------------
FINLAND -- 1.2%
  Fortum                                               146,950            4,049
  Huhtamaki (B)                                         17,100              279
  Kemira                                                19,200              431
  Kesko, Cl B                                           44,100            2,322
  Neste Oil (B)                                         62,150            1,993
  Nokia                                                170,807            3,721
  Nokia ADR (B)                                          4,200               92
  OKO Bank, Cl A                                         4,900               84
  Outokumpu                                             39,588            1,472
  Rautaruukki                                            5,050              231
  Sampo, Cl A                                           88,600            2,469
  Stora Enso, Cl R                                      31,200              514
  UPM-Kymmene                                          119,100            3,099
  YIT                                                   30,000              977
                                                                  -------------
                                                                         21,733
                                                                  -------------
FRANCE -- 9.6%
  Accor                                                  7,986              704
  Air France-KLM                                       121,284            5,255
  Air Liquide                                            6,665            1,525
  Alcatel*                                              60,363              769
  Arkema*                                                4,593              225
  Assurances Generales de France                        38,420            6,477
  Atos Origin*                                           2,400              130
  AXA (B)                                               52,469            2,229
  BNP Paribas                                          125,179           13,053
  Bouygues (B)                                          67,106            4,672
  Business Objects (B)*                                  3,949              144
  Capgemini                                             93,976            6,561
  Carrefour                                             13,700              914
  Casino Guichard Perrachon                             32,156            2,765
  Christian Dior                                        11,200            1,324
  Cie de Saint-Gobain                                   38,738            3,602
  Cie Generale d'Optique Essilor International           5,022              572
  Ciments Francais                                       4,100              867
  Club Mediterranee                                      2,604              148
  CNP Assurances                                           935              105
  Compagnie Generale des
     Etablissements Michelin, Cl B                      54,364            5,646
  Credit Agricole                                      147,776            5,887
  Dassault Systemes (B)                                  8,055              412

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Faurecia                                               1,954    $         132
  Financiere de L'Odet                                     552              225
  France Telecom                                       148,553            4,029
  Gaz de France (B)                                     39,246            1,727
  Groupe Danone                                         52,923            8,370
  L'Oreal                                                9,629            1,006
  Lafarge                                               30,703            4,585
  Natixis                                                  349                9
  Nexans*                                                3,400              422
  Nexity                                                 1,328              107
  PagesJaunes Groupe                                    14,600              303
  Peugeot (B)                                           62,800            4,230
  PPR (B)                                                5,400              811
  Renault                                               77,063            9,150
  Rhodia*                                              740,800            2,593
  Sanofi-Aventis                                       184,088           15,626
  Sanofi-Aventis (Germany Line)                            822               70
  Schneider Electric                                    17,038            2,066
  SCOR (B)                                              54,108              138
  Societe Generale                                      67,634           11,377
  Sodexho Alliance (B)                                  13,500              930
  Suez (B)*                                              2,259              109
  Thales                                                14,500              746
  Thomson (B)*                                          47,907              900
  Total                                                185,755           12,519
  Unibail +*                                             8,900            2,569
  Valeo*                                                50,800            2,497
  Vallourec                                             16,681            4,128
  Veolia Environnement                                  20,800            1,465
  Vinci                                                 48,135            6,655
  Vivendi                                              231,173            9,115
                                                                  -------------
                                                                        172,595
                                                                  -------------
GERMANY -- 5.9%
  Allianz (B)                                           42,543            9,148
  Altana (B)                                            29,003            1,753
  BASF                                                  58,501            5,939
  Bayer                                                163,084            9,364
  Bayerische Motoren Werke                              39,200            2,274
  Commerzbank                                           33,070            1,363
  Continental                                           15,700            1,956
  DaimlerChrysler (B)                                   93,084            6,321
  Deutsche Bank (B)                                     55,393            7,262
  Deutsche Boerse                                        2,049              410
  Deutsche Lufthansa                                   157,400            4,254
  Deutsche Post                                         27,644              881
  Deutsche Telekom                                      69,600            1,247
  E.ON                                                  81,276           10,644
  Fresenius Medical Care                                29,630            4,188
  GEA Group                                             21,603              496
  Heidelberger Druckmaschinen                           10,400              445
  Hypo Real Estate Holding                              11,800              746
  Infineon Technologies*                               375,750            5,758
  MAN                                                   31,333            3,362
  Muenchener Rueckversicherungs (B)                     45,714            7,272
  Premiere (B)*                                         15,449              326
  RWE (B)                                               37,301            3,799
  Salzgitter                                            18,500            2,282
  SAP                                                   38,548            1,772
  Siemens                                               41,070            4,326
  Solarworld (B)*                                        9,400              678
  Suedzucker                                            62,035            1,309
  ThyssenKrupp                                          36,915            1,807
  TUI (B)                                               53,400            1,244
  Volkswagen (B)                                        32,740            4,123

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Wincor Nixdorf                                         2,314    $         377
                                                                  -------------
                                                                        107,126
                                                                  -------------
GIBRALTAR -- 0.0%
  PartyGaming                                          373,699              267
                                                                  -------------
GREECE -- 0.3%
  Alpha Bank                                            11,470              353
  Coca Cola Hellenic Bottling (B)                       24,830              959
  Cosmote Mobile Communications*                         9,230              268
  Folli - Follie                                         2,200               82
  Hellenic Telecommunications Organization              39,000            1,056
  OPAP                                                  43,800            1,545
  Piraeus Bank                                               1               --
  Titan Cement                                           3,940              225
                                                                  -------------
                                                                          4,488
                                                                  -------------
HONG KONG -- 2.2%
  Bank of East Asia                                    635,100            3,634
  BOC Hong Kong Holdings                             1,223,300            2,959
  Cathay Pacific Airways                             1,033,300            2,577
  Cheung Kong Holdings                                  38,000              466
  China Mobile Hong Kong                               577,500            5,367
  China Netcom Group                                   328,000              775
  China Oriental Group*                                315,000              110
  CLP Holdings                                         500,700            3,669
  Esprit Holdings                                       41,000              427
  Great Eagle Holdings                                  61,000              214
  Guoco Group                                           19,000              256
  Hang Lung Group                                       80,000              262
  Hang Lung Properties                                 527,800            1,395
  Henderson Land Development                            12,000               68
  Hong Kong & China Gas                                176,000              384
  Hong Kong Exchanges and Clearing                      21,000              216
  Hongkong & Shanghai Hotels                            89,000              147
  HongKong Electric Holdings                            27,000              137
  Hopewell Holdings                                     98,000              377
  Hopson Development Holdings                           44,000              102
  Jardine Strategic Holdings                             3,000               41
  Kerry Properties (B)                                  76,500              380
  Kingboard Chemical Holdings (B)                      606,400            2,546
  Li & Fung                                          1,293,400            4,106
  New World China Land                                  11,600                6
  New World Development                                 71,000              156
  Noble Group (B)*                                   1,103,300            1,010
  Orient Overseas International                        323,100            2,639
  Pacific Century Premium Developments                 261,000               78
  PCCW                                                 446,000              263
  Sino Land (B)                                        333,010              766
  Sun Hung Kai Properties                               56,800              672
  Swire Pacific, Cl A                                  191,600            2,168
  Transport International Holdings                      24,000              134
  USI Holdings                                          22,000               13
  Vtech Holdings                                         9,000               59
  Wharf Holdings                                        99,000              351
  Wheelock                                             121,000              256
  Wing Hang Bank                                        62,200              704
                                                                  -------------
                                                                         39,890
                                                                  -------------
HUNGARY -- 0.0%
  MOL Hungarian Oil & Gas                                4,600              493
                                                                  -------------

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
INDIA -- 0.1%
  Canara Bank                                          100,000    $         471
  Punjab National Bank                                  46,000              440
                                                                  -------------
                                                                            911
                                                                  -------------
IRELAND -- 0.5%
  Allied Irish Banks                                    69,300            2,037
  Bank of Ireland                                       46,756            1,065
  CRH                                                   50,121            2,089
  Depfa Bank                                            87,800            1,472
  Dragon Oil                                             7,826               27
  Experian Group                                         9,933              116
  Fyffes                                                35,854               54
  Kerry Group, Cl A                                     31,400              830
  Kingspan Group                                        31,400              854
  Total Produce*                                        35,854               37
                                                                  -------------
                                                                          8,581
                                                                  -------------
ISRAEL -- 0.0%
  Bank Hapoalim                                         59,000              273
  Teva Pharmaceutical Industries ADR                    12,600              448
                                                                  -------------
                                                                            721
                                                                  -------------
ITALY -- 3.2%
  Arnoldo Mondadori Editore (B)                         34,000              351
  Autostrade                                           106,650            3,212
  Banca Intesa                                         145,470            1,058
  Banca Monte dei Paschi di Siena (B)                  358,600            2,312
  Banca Popolare di Milano                             138,400            2,144
  Banche Popolari Unite (B)                             97,044            2,756
  Banco Popolare di Verona e Novara (B)                 46,733            1,414
  Benetton Group                                         4,973               82
  Beni Stabili                                          46,644               77
  Buzzi Unicem (B)                                      50,900            1,491
  Capitalia                                            121,954            1,049
  Enel                                                  27,212              284
  ENI                                                  368,818           11,278
  Fiat (B)                                             432,426           10,236
  Fiat RNC (B)                                          79,960            1,800
  Finmeccanica                                           8,727              257
  Fondiaria-Sai (B)                                     40,966            1,869
  IFIL - Investments                                   381,493            3,449
  Immobiliare Lombarda*                                 43,333               13
  Iride*                                                 9,076               30
  Italcementi (B)                                       57,721            1,732
  Pirelli & C (B)                                      480,000              536
  Telecom Italia                                        15,735               48
  Telecom Italia Media (B)                             557,730              249
  Telecom Italia RNC (B)                               545,807            1,385
  UniCredito Italiano (B)                              930,491            8,604
                                                                  -------------
                                                                         57,716
                                                                  -------------
JAPAN -- 20.1%
  ADEKA                                                 10,900              124
  Advantest                                             12,000              561
  Aeon                                                  77,700            1,620
  Aisin Seiki                                           21,800              753
  Ajinomoto                                            193,300            2,387
  All Nippon Airways                                    12,000               47
  Alps Electric                                        237,600            2,842
  Amada                                                 64,000              725

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Aoyama Trading                                         8,300    $         263
  Asahi Breweries                                       75,900            1,243
  Asahi Diamond Industrial                               8,000               57
  Asahi Kasei                                           77,000              564
  Astellas Pharma                                        5,300              232
  Autobacs Seven                                         4,700              187
  Bank of Yokohama (F)                                  16,100              132
  BML                                                    2,400               47
  Bosch                                                 50,000              246
  Bridgestone                                           54,000            1,135
  Canon                                                 97,801            5,340
  Cawachi                                                1,700               47
  Central Glass                                        390,100            2,601
  Citizen Watch                                         99,900              940
  Coca-Cola West Holdings                               43,500              975
  COMSYS Holdings                                       30,000              349
  Dai Nippon Printing                                   45,000              680
  Daicel Chemical Industries                            44,000              317
  Daifuku*                                              13,540              201
  Daiichi Sankyo                                       106,700            3,431
  Dainippon Ink and Chemicals                           86,000              350
  Dainippon Sumitomo Pharma                              7,000               78
  Daishi Bank                                            1,000                4
  Daiwa House Industry                                  36,000              643
  Daiwa Securities Group                                82,000            1,039
  Denki Kagaku Kogyo                                    30,000              135
  Denso                                                 39,100            1,521
  eAccess                                                1,200              873
  EDION                                                 22,900              329
  Eighteenth Bank                                        9,000               46
  Elpida Memory (B)*                                    15,300              684
  FamilyMart (B)                                        17,200              472
  Fanuc                                                 18,700            1,670
  Fuji Fire & Marine Insurance                          52,000              221
  Fuji Heavy Industries                                 83,000              453
  Fuji Photo Film                                       49,600            2,131
  Fuji Television Network                                  123              279
  Fujikura                                              47,000              330
  Fujitsu                                              124,000              860
  Fukuyama Transporting (B)                             30,000              122
  Glory                                                 44,200              877
  Gunma Bank                                            43,000              296
  Hakuhodo DY Holdings                                   4,720              319
  Hankyu Holdings                                      206,000            1,379
  Heiwa                                                 12,200              155
  Hirose Electric                                        3,300              416
  HIS                                                    3,600              103
  Hitachi                                              418,100            2,932
  Hitachi Cable                                         36,000              216
  Hitachi Capital                                      121,100            2,422
  Hitachi High-Technologies                             42,100            1,176
  Hitachi Metals                                        38,000              449
  Hokkaido Electric Power                               75,800            2,073
  Hokkoku Bank                                           2,000                8
  Honda Motor                                          185,900            6,935
  House Foods                                            4,900               85
  Hoya                                                  19,100              661
  Idemitsu Kosan                                         5,800              654
  Inpex Holdings                                           161            1,348
  Itochu                                               129,100            1,243
  Japan Airport Terminal                                10,600              153
  Japan Steel Works (B)                                459,800            4,416
  Japan Tobacco                                          1,932            8,822
  JFE Holdings                                         166,100           10,220
  Joyo Bank                                             45,000              295
  JS Group                                              66,300            1,488
  Kamigumi                                              33,000              294
  Kansai Electric Power                                 48,400            1,438

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Kao                                                   23,500    $         686
  Kawasaki Kisen Kaisha (B)                             20,000              199
  KDDI                                                     223            1,745
  Keyence                                                1,900              447
  Kinden                                                94,600              738
  Kirin Brewery                                         30,000              464
  KK DaVinci Advisors*                                     781              923
  Kobe Steel                                           244,000              980
  Komatsu                                               91,000            2,024
  Komori                                                25,000              540
  Konica Minolta Holdings                               57,000              730
  Kyocera                                                4,000              364
  Kyushu Electric Power                                156,600            4,481
  Maeda (B)                                             21,000               83
  Maeda Road Construction*                              11,000               83
  Makita                                                39,500            1,450
  Marubeni                                             134,000              840
  Maruichi Steel Tube                                    9,500              301
  Matsushita Electric Industrial                       105,000            2,118
  Meiji Dairies                                        104,100              899
  Millea Holdings                                       35,800            1,339
  Mitsubishi                                           319,300            7,438
  Mitsubishi Chemical Holdings                         270,500            2,189
  Mitsubishi Electric                                  264,400            2,644
  Mitsubishi Estate                                    274,000            8,533
  Mitsubishi Gas Chemical                               84,000              912
  Mitsubishi Heavy Industries                          383,900            2,168
  Mitsubishi UFJ Financial Group                           823           10,135
  Mitsubishi UFJ Securities                             51,000              609
  Mitsui                                               152,700            2,745
  Mitsui Chemicals                                     375,000            3,257
  Mitsui Mining & Smelting                              72,000              407
  Mitsui OSK Lines                                     449,000            5,070
  Mitsui Sumitomo Insurance                            152,800            1,906
  Mitsui Trust Holdings                                 55,000              613
  Miyazaki Bank                                         16,000               72
  Mizuho Financial Group                                   488            3,418
  Murata Manufacturing                                  10,480              759
  Nagase                                                16,000              211
  Namco Bandai Holdings                                 55,300              816
  Nanto Bank                                            14,000               76
  NEC                                                  165,000              875
  NGK Spark Plug                                        28,100              532
  Nikko Cordial                                         86,000              833
  Nikon                                                101,700            2,335
  Nintendo                                              19,545            5,196
  Nippo                                                  7,000               55
  Nippon Electric Glass                                 81,800            1,999
  Nippon Express                                        56,000              357
  Nippon Meat Packers                                  203,200            2,540
  Nippon Mining Holdings                               705,700            5,902
  Nippon Oil                                            60,000              438
  Nippon Shokubai                                       29,000              318
  Nippon Steel                                         589,000            4,002
  Nippon Telegraph & Telephone                           1,706            9,042
  Nippon Yusen KK                                       20,000              158
  Nissan Diesel Motor                                   33,000              150
  Nissan Motor                                         498,860            5,777
  Nissan Shatai                                         17,000               88
  Nisshin Seifun Group                                  21,500              225
  Nitori                                                16,600              779
  Nitto Denko                                           13,300              679
  Nomura Holdings                                       23,000              500
  NSK                                                   72,000              627
  NTT Data                                                 335            1,696
  NTT DoCoMo                                               387              709
  NTT Urban Development                                    331              749
  Obayashi                                             327,000            2,200

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Odakyu Electric Railway (B)                           81,800    $         612
  Okasan Holdings (B)                                   22,000              178
  Oki Electric Industry (B)                            467,000              824
  Ono Pharmaceutical                                    11,700              632
  Orient                                                91,000              144
  ORIX                                                  40,450           11,129
  Osaka Gas                                            109,000              428
  OSG                                                   48,400              779
  Otsuka*                                                7,600              741
  PanaHome                                              15,000              103
  Ricoh                                                101,000            2,233
  Riso Kagaku*                                           1,300               28
  Rohm                                                  31,900            2,927
  Sankyo                                                11,100              497
  Sanwa Shutter                                         22,000              136
  SBI Holdings*                                          2,000              854
  Sega Sammy Holdings                                   17,600              440
  Seikagaku                                              1,000               11
  Seiko Epson (B)                                       53,100            1,533
  Seino Transportation                                  25,000              251
  Sekisui Chemical                                     104,100              858
  Sekisui House                                         49,000              732
  Sharp                                                157,000            2,908
  Shimamura                                              5,200              589
  Shin-Etsu Chemical                                    22,700            1,422
  Shinko Securities                                     99,000              526
  Shinsei Bank                                         143,000              765
  Shiseido                                              23,000              487
  Showa Shell Sekiyu                                   108,100            1,249
  SMC                                                    9,900            1,320
  Softbank (B)                                         241,600            6,107
  Sojitz                                                86,800              387
  Sompo Japan Insurance                                 97,200            1,303
  Sony                                                  29,200            1,521
  Stanley Electric                                      28,700              570
  Sumco                                                 46,000            1,704
  Sumitomo                                             180,900            3,252
  Sumitomo Bakelite                                     15,000              108
  Sumitomo Chemical                                    173,000            1,314
  Sumitomo Electric Industries                           1,500               22
  Sumitomo Heavy Industries                            266,000            2,725
  Sumitomo Metal Industries                            370,600            1,870
  Sumitomo Metal Mining                                101,000            1,803
  Sumitomo Mitsui Financial Group                        1,167           11,327
  Sumitomo Osaka Cement                                623,200            2,036
  Sumitomo Realty & Development                         56,000            2,231
  Sumitomo Rubber Industries                             9,800              117
  Sumitomo Titanium*                                     7,600              933
  Sumitomo Trust & Banking                              27,000              306
  Suzuki Motor                                         102,400            2,809
  Taiheiyo Cement                                      128,000              562
  Taisho Pharmaceutical                                 34,000              631
  Takeda Pharmaceutical                                 79,200            5,441
  Takefuji                                               3,490              136
  Tanabe Seiyaku (B)                                    33,000              445
  TDK                                                   27,100            2,257
  Teijin                                               111,000              603
  TKC                                                    3,300               59
  Toho Titanium*                                        17,100              928
  Tohoku Electric Power                                 83,700            2,232
  Tokai Rika                                             7,000              172
  Tokushima Bank                                         5,000               35
  Tokuyama                                              41,000              711
  Tokyo Electric Power                                 204,800            7,139
  Tokyo Electron                                        39,300            2,853
  Tokyo Gas (B)                                        198,100            1,112
  Tokyu                                                 83,400              672
  Toppan Printing                                       65,000              657

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Toshiba                                              276,400    $       1,745
  Tosoh*                                                19,000               98
  Towa Real Estate Development*                          7,000               38
  Toyo Seikan Kaisha                                   129,700            2,529
  Toyo Suisan Kaisha                                   144,300            2,649
  Toyota Auto Body                                      12,000              231
  Toyota Industries                                     49,500            2,457
  Toyota Motor                                         266,000           18,005
  Toyota Tsusho                                         30,100              836
  Trend Micro                                           30,000              848
  Trusco Nakayama                                        1,100               22
  TV Asahi                                                 106              225
  UNY                                                   37,000              516
  Ushio                                                 24,600              474
  West Japan Railway (B)                                   170              803
  Yahoo! Japan (B)                                       3,237            1,228
  Yamada Denki                                          17,370            1,550
  Yamaguchi Financial Group                              6,000               78
  Yamaha                                               161,100            3,678
  Yamaha Motor                                          24,900              740
  Yamato Transport                                      62,400              998
  Yamazaki Baking (B)                                  261,100            2,413
  Yaskawa Electric (B)                                 107,000            1,165
                                                                  -------------
                                                                        363,084
                                                                  -------------
LUXEMBOURG -- 0.1%
  Colt Telecom Group*                                   28,085               88
  SES Global FDR                                        81,800            1,524
  SES Global FDR (Paris Exchange)                       36,186              679
                                                                  -------------
                                                                          2,291
                                                                  -------------
MEXICO -- 0.6%
  America Movil ADR, Ser L                             146,405            6,412
  Fomento Economico Mexicano
     ADR (B)                                            38,410            4,237
  Telefonos de Mexico ADR, Ser L                        14,700              427
                                                                  -------------
                                                                         11,076
                                                                  -------------
NETHERLANDS -- 4.1%
  ABN AMRO Holding                                     104,739            3,668
  Aegon                                                150,146            2,965
  Akzo Nobel (B)                                       105,140            6,471
  ASML Holding*                                          7,734              190
  Buhrmann (B)                                         109,820            1,498
  Corio +                                                9,200              854
  CSM                                                    6,801              236
  European Aeronautic Defense and Space                117,175            4,010
  Fugro                                                 12,954              605
  Heineken Holding                                      27,136            1,144
  ING Groep (B)                                        334,270           14,249
  Koninklijke Ahold*                                    79,000              789
  Koninklijke DSM                                       26,281            1,137
  Koninklijke Philips Electronics                       76,800            2,817
  Koninklijke Wessanen                                  25,000              337
  Mittal Steel (B)                                     126,065            6,380
  Randstad Holdings                                      7,901              553
  Reed Elsevier                                         49,992              882
  Royal Dutch Shell, Cl A (B)                          293,482            9,541
  Royal Dutch Shell, Cl A (GBP)                         78,872            2,553
  Royal Dutch Shell, Cl B                              188,650            6,089
  Royal KPN                                            108,013            1,664
  Unilever                                             154,829            4,007

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Wolters Kluwer (B)                                    61,635    $       1,862
                                                                  -------------
                                                                         74,501
                                                                  -------------
NEW ZEALAND -- 0.2%
  Air New Zealand                                       56,200               92
  Fletcher Building                                    105,100              782
  Telecom of New Zealand                               551,291            1,861
  Tower*                                               499,000              863
                                                                  -------------
                                                                          3,598
                                                                  -------------
NORWAY -- 0.6%
  DET Norske Oljeselskap*                              410,600              727
  DnB                                                  158,665            2,144
  Norsk Hydro                                           46,935            1,452
  Norske Skogindustrier                                 29,828              521
  Orkla                                                 32,319            2,099
  Statoil (B)                                           23,400              596
  Tandberg                                             132,500            2,367
  Telenor                                               27,500              508
  Yara International                                    20,937              578
                                                                  -------------
                                                                         10,992
                                                                  -------------
PORTUGAL -- 0.6%
  Banco BPI                                             12,008              102
  Banco Comercial Portugues                          1,002,028            3,653
  Banco Espirito Santo (B)                             188,703            3,490
  Energias de Portugal                                 411,799            2,252
  PT Multimedia Servicos de
     Telecomunicacoes e Multi (B)                       13,807              197
  Sonae Industria*                                      73,600              862
                                                                  -------------
                                                                         10,556
                                                                  -------------
RUSSIA -- 0.2%
  OAO Gazprom ADR                                       92,500            3,767
                                                                  -------------
SINGAPORE -- 1.5%
  Allgreen Properties                                2,154,100            2,225
  CapitaLand                                           167,000              764
  Cerebos Pacific                                        3,000                6
  DBS Group Holdings                                   424,100            5,905
  Flextronics International                            107,100            1,171
  Fraser and Neave                                      23,000               73
  Guocoland                                              3,000                6
  Ho Bee Investment                                     48,000               51
  Hotel Plaza                                            5,000                7
  Jardine Cycle & Carriage                             295,300            2,510
  K1 Ventures                                          106,000               21
  Kim Eng Holdings                                      65,000               65
  MCL Land*                                              4,000                5
  Neptune Orient Lines                               1,346,300            2,535
  SembCorp Industries                                  343,100              987
  Singapore Airlines                                   100,718            1,040
  Singapore Petroleum                                    5,000               15
  Singapore Technologies
   Engineering                                          81,000              172
  Singapore Telecommunications                       1,143,050            2,391
  StarHub*                                              68,000              127
  STATS ChipPAC (B)*                                 2,758,800            2,669
  United Industrial                                    127,000              222
  United Overseas Bank                                  56,100              748
  UOL Group                                            944,600            3,075
  Venture*                                              87,200              792
  Wheelock Properties S                                 32,000               58

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Wing Tai Holdings                                     50,000    $          91
                                                                  -------------
                                                                         27,731
                                                                  -------------
SOUTH AFRICA -- 0.3%
  ABSA Group                                            40,100              755
  Harmony Gold Mining                                  129,100            1,718
  Sanlam                                               379,530              989
  Sasol                                                 60,676            1,944
                                                                  -------------
                                                                          5,406
                                                                  -------------
SOUTH KOREA -- 0.7%
  Honam Petrochemical                                   12,900            1,110
  Industrial Bank of Korea                              26,750              531
  Kookmin Bank                                          17,670            1,591
  POSCO                                                  4,200            1,574
  Samsung Electronics                                    1,720            1,036
  Samsung Electronics GDR (F)                            3,542            1,064
  Shinhan Financial Group                               92,580            5,220
                                                                  -------------
                                                                         12,126
                                                                  -------------
SPAIN -- 3.4%
  Acciona                                                  399               80
  Acerinox (B)                                         111,766            2,972
  ACS Actividades Construcciones y Servicios           105,550            5,966
  Altadis                                               25,640            1,299
  Antena 3 de Television (B)                            35,219              788
  Banco Bilbao Vizcaya Argentaria (B)                  207,558            5,053
  Banco Popular Espanol (B)                             89,946            1,767
  Banco Sabadell (B)                                    17,344              811
  Banco Santander Central Hispano                      655,290           12,127
  Ebro Puleva                                          143,845            3,344
  Enagas                                                11,900              271
  Endesa (B)                                            69,985            3,555
  Fomento de Construcciones y Contratas                  7,700              799
  Gas Natural SDG                                      102,150            4,366
  Iberdrola (B)                                         49,057            2,149
  Inditex                                                9,179              533
  Repsol (B)                                           296,895            9,424
  Sol Melia (B)                                         25,200              574
  Telefonica                                           276,568            5,955
                                                                  -------------
                                                                         61,833
                                                                  -------------
SWEDEN -- 2.2%
  Assa Abloy, Cl B                                      30,700              663
  Atlas Copco, Cl A (B)                                170,080            5,345
  Axfood (B)                                             6,000              235
  Boliden                                               37,300              787
  Electrolux, Ser B                                    183,846            4,114
  Eniro (B)                                             60,600              713
  Fabege                                                30,000              806
  Getinge                                              107,300            2,217
  Hennes & Mauritz, Cl B                                16,500              859
  Investor, Cl B                                       120,400            2,780
  Kungsleden                                           147,200            2,476
  Nordea Bank                                           90,675            1,375
  Scania, Cl B                                          14,400            1,061
  Skandinaviska Enskilda Banken, Cl A                   46,630            1,426
  Svenska Cellulosa, Cl B                               58,137            3,008
  Svenska Handelsbanken, Cl A                           17,837              512
  Swedish Match                                         91,931            1,585
  Telefonaktiebolaget LM Ericsson, Cl B                115,000              409

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  TeliaSonera                                          302,471    $       2,543
  Trelleborg, Cl B (B)                                  49,600            1,251
  Volvo, Cl B                                           72,445            5,565
                                                                  -------------
                                                                         39,730
                                                                  -------------
SWITZERLAND -- 5.1%
  ABB                                                  119,697            2,004
  Adecco*                                                8,613              573
  Bobst Group                                            2,482              129
  Bucher Industries                                        693               86
  Clariant*                                             37,000              579
  Compagnie Financiere Richemont, Cl A                  64,631            3,562
  Credit Suisse Group                                  161,481           11,174
  Elektrizitaets-Gesellschaft Laufenburg                   420              464
  Energiedienst Holding                                    500              239
  Forbo Holding*                                            31               13
  Geberit                                                  335              552
  Helvetia Holding                                       1,320              515
  Holcim                                                44,759            4,439
  Nestle (B)                                            17,354            6,452
  Nobel Biocare Holding*                                 2,400              795
  Novartis (B)                                         228,820           12,713
  OC Oerlikon                                            4,300            2,144
  Petroplus Holdings*                                    7,214              502
  Phonak Holding                                         4,533              342
  Rieter Holding                                           247              125
  Roche Holding (B)                                     65,439           11,650
  Romande Energie Holding                                  230              331
  Swatch Group                                           6,407              315
  Swiss Life Holding                                     3,440              875
  Swiss Reinsurance (B)                                 90,539            7,711
  Swisscom                                               7,521            2,821
  UBS                                                  140,893            8,336
  Xstrata                                               95,650            4,489
  Zurich Financial Services                             29,274            8,366
                                                                  -------------
                                                                         92,296
                                                                  -------------
TAIWAN -- 0.3%
  Chunghwa Telecom ADR                                     461                9
  Compal Electronics                                 1,027,482              883
  HON HAI Precision Industry GDR                        40,595              554
  Taiwan Semiconductor Manufacturing                   525,602            1,074
  Taiwan Semiconductor Manufacturing ADR (B)           170,175            1,889
                                                                  -------------
                                                                          4,409
                                                                  -------------
THAILAND -- 0.0%
  PTT                                                  101,300              621
                                                                  -------------
UNITED KINGDOM -- 16.5%
  3i Group                                                   1               --
  Acergy*                                              203,700            3,838
  Alliance Boots                                             1               --
  Anglo American                                       170,070            8,052
  Antofagasta                                           91,000              827
  ARM Holdings                                          84,487              212
  AstraZeneca                                          174,099            9,772
  AstraZeneca (SEK)                                     48,654            2,739
  Aviva                                                699,287           11,210
  BAE Systems                                          880,500            7,519
  Balfour Beatty                                        21,462              191
  Barclays                                             748,296           10,852

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Barratt Developments                                  91,496    $       2,112
  Bellway                                               91,460            2,651
  BHP Billiton                                          52,695            1,055
  Bovis Homes Group                                    122,095            2,491
  BP                                                   913,243            9,342
  Brit Insurance Holdings                               46,000              279
  British Airways                                      345,271            3,630
  British American Tobacco                              50,363            1,529
  British Energy Group*                                201,000            1,631
  British Land +                                        25,065              736
  Brixton +                                                916                9
  BT Group                                             702,945            4,074
  Burberry Group                                       267,750            3,314
  Cable & Wireless                                     698,600            2,256
  Cadbury Schweppes                                     95,199            1,017
  Carnival                                              34,042            1,618
  Carphone Warehouse Group                             138,966              810
  Centrica                                             276,563            2,028
  Compass Group                                        372,200            2,210
  Cookson Group                                        208,499            2,394
  Corus Group                                           61,600              727
  Daily Mail & General Trust                            16,616              252
  Diageo                                               248,700            4,896
  Drax Group                                                 1               --
  Emap                                                  15,330              217
  Enterprise Inns                                       62,008              765
  Firstgroup                                            13,388              160
  Friends Provident                                    692,879            2,797
  GKN                                                  110,000              742
  GlaxoSmithKline                                      450,764           12,632
  Great Portland Estates +                              56,900              837
  Hammerson +                                           83,718            2,522
  Hanson                                                24,717              394
  Hays                                                  95,230              276
  HBOS                                                 617,109           13,073
  Home Retail Group*                                    52,416              435
  HSBC Holdings                                        603,813           10,543
  Imperial Tobacco Group                                50,882            2,114
  Intercontinental Hotels Group                             --               --
  International Power                                  365,278            2,613
  Investec                                              49,600              599
  ITV                                                1,099,100            2,364
  J Sainsbury                                          761,290            7,628
  Kazakhmys                                             42,800              923
  Kesa Electricals                                     117,600              778
  Kingfisher                                           117,800              581
  Ladbrokes                                             85,966              680
  Land Securities Group +                                5,349              216
  Legal & General Group                                906,710            2,781
  Liberty International +                               34,901              829
  Lloyds TSB Group                                     174,881            1,967
  Man Group                                             71,900              774
  Marks & Spencer Group                                363,050            4,803
  Michael Page International                            45,889              432
  Millennium & Copthorne Hotels                         29,700              366
  Mitchells & Butlers                                   87,239            1,213
  National Grid                                        176,243            2,635
  Next                                                  17,116              685
  Old Mutual                                           681,957            2,356
  Pearson                                              174,945            2,708
  Provident Financial                                   81,300            1,169
  Prudential                                           237,300            3,132
  Punch Taverns                                        123,037            2,787
  Rank Group                                           174,000              763
  Reckitt Benckiser                                     19,496              980
  Reed Elsevier                                        227,630            2,648

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
Description                                      Shares/
                                                 Face Amount      Market Value
                                                 ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Rexam                                                223,800    $       2,211
  Rio Tinto                                             49,318            2,644
  Rolls-Royce Group                                     71,000              684
  Royal & Sun Alliance Insurance Group                 720,029            2,166
  Royal Bank of Scotland Group                         538,861           21,216
  SABMiller                                            151,815            3,356
  Scottish & Newcastle                                 386,154            3,984
  Scottish & Southern Energy                            56,085            1,579
  Scottish Power                                       345,515            5,180
  Severn Trent                                          28,500              771
  Signet Group*                                        999,400            2,296
  Smith & Nephew                                        63,900              743
  Smiths Group                                           2,003               40
  Stagecoach Group                                      37,731              115
  Standard Chartered                                    76,932            2,153
  Tate & Lyle                                           67,117              739
  Taylor Woodrow                                       325,809            2,597
  Tesco                                                156,200            1,322
  Travis Perkins                                        18,500              710
  Trinity Mirror                                        25,721              247
  Unilever                                             125,517            3,348
  United Utilities                                      30,001              428
  Vodafone Group                                    10,715,713           29,715
  Whitbread                                             71,601            2,312
  William Hill                                          55,200              685
  Wimpey George                                        221,488            2,470
  WPP Group                                                725               11
  Yell Group                                           124,700            1,464
                                                                  -------------
                                                                        298,376
                                                                  -------------
Total Common Stock
  (Cost $1,288,029) ($ Thousands)                                     1,602,498
                                                                  -------------
ASSET-BACKED SECURITIES -- 5.6%

MORTGAGE RELATED SECURITIES -- 5.6%
  ACE Securities, Ser 2003-NC1, Cl M (D)
    6.100%, 03/25/07                             $         600              603
  ACE Securities, Ser 2003-OP1,
    Cl M1 (D)
    6.020%, 03/26/07                                       250              251
  Aames Mortgage Investment
    Trust, Ser 2005-4, Cl B2 (D)
    8.070%, 03/12/07                                       110               98
  American Home Mortgage
    Investment Trust, Ser 2004-3,
    Cl 2A (D)
    3.590%, 03/01/07                                     3,132            3,131
  American Home Mortgage
    Investment Trust, Ser 2005-1,
    Cl 6A (D)
    5.294%, 03/25/07                                     5,330            5,328
  American Home Mortgage
    Investment Trust, Ser 2005-4,
    Cl 5A (D)
    5.350%, 03/25/07                                     1,871            1,875
  American Home Mortgage
    Investment Trust, Ser 2006-1,
    Cl 2A3 (D)
    5.100%, 03/25/07                                     1,395            1,380
  Ameriquest Mortgage Securities,
    Ser 2003-2, Cl M1 (D)
    6.220%, 03/25/07                                       380              380

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Argent Securities, Ser 2003-W5,
    Cl M1 (D)
    6.020%, 03/25/07                             $         250    $         252
  Argent Securities, Ser 2003-W9,
    Cl M1 (D)
    6.010%, 03/26/07                                       343              345
  Asset-Backed Securities Home
    Equity Loan Trust, Ser
    2003-HE5, Cl M1 (D)
    6.070%, 03/15/07                                       456              458
  Banc of America Commercial
    Mortgage, Ser 2006-2, Cl A1
    5.611%, 05/10/45                                       802              811
  Banc of America Funding, Ser
    2006-A, Cl 2A2 (D)
    5.485%, 03/01/07                                       186              191
  Banc of America Mortgage
    Securities, Ser 2004-10, Cl 2A1
    5.000%, 12/25/19                                       646              633
  Basic Asset Backed Securities
    Trust, Ser 2006-1, Cl A1 (D)
    5.400%, 03/25/07                                     2,360            2,360
  Bear Stearns NIM Trust, Ser
    2005-AQ2N, Cl A1 (F)
    5.500%, 09/25/35                                        13               13
  Chase Funding Mortgage Loan,
    Ser 2003-1, Cl 1A4
    4.119%, 02/25/29                                       231              230
  Chase Funding Mortgage Loan,
    Ser 2004-2, Cl 1A3
    4.209%, 09/25/26                                       581              578
  Countrywide Alternative Loan
    Trust, Ser 2004-33, Cl 1A1 (D)
    4.983%, 03/01/07                                       816              827
  Countrywide Alternative Loan
    Trust, Ser 2005-69, Cl M3 (D)
    6.470%, 03/27/07                                       225              228
  Countrywide Alternative Loan
    Trust, Ser 2005-IM1, Cl M3 (D)
    7.320%, 03/27/07                                       338              342
  Countrywide Alternative Loan
    Trust, Ser 2006-0A11, Cl M3 (D)
    5.750%, 03/30/07                                       456              457
  Countrywide Asset-Backed
    Certificates, Ser 2003-5, Cl MV2 (D)
    6.920%, 01/25/34                                       267              269
  Countrywide Asset-Backed
    Certificates, Ser 2004-11, Cl A2 (D)
    5.700%, 03/25/07                                       223              224
  Countrywide Asset-Backed
    Certificates, Ser 2005-15, Cl 1AF1 (D)
    5.460%, 03/25/07                                       586              586
  Countrywide Asset-Backed
    Certificates, Ser 2006-IM1,
    Cl A1 (D)
    5.410%, 03/27/07                                       825              825
  Countrywide Home Equity Loan
    Trust, Ser 2006-D, Cl 2A (D)
    5.520%, 03/30/07                                     3,036            3,036
  Countrywide Home Loans, Ser
    2004-22, Cl A1 (D)
    5.090%, 03/01/07                                       615              612

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Countrywide Home Loans, Ser
    2006-HYB2, Cl 1A1 (D)
    5.152%, 03/20/07                             $       1,829    $       1,827
  Credit Suisse Asset-Backed
    Mortgage Trust, Ser 2006-1, Cl A1B (D)
    5.540%, 03/26/07                                       674              674
  DLSA Mortgage Loan Trust, Ser
    2006-AR1, Cl M4 (D)
    6.060%, 03/19/07                                       221              222
  DSLA Mortgage Loan Trust, Ser
    2004-AR4, Cl B1 (D)
    5.920%, 03/19/07                                       345              347
  DSLA Mortgage Loan Trust, Ser
    2006-AR1, Cl M5 (D)
    6.130%, 03/19/07                                       140              141
  DSLA Mortgage Loan Trust, Ser
    2006-AR1, Cl M7 (D)
    7.070%, 03/19/07                                       140              141
  Deutsche Alternatives
    Securities Mortgage Loan
    Trust, Ser 2006-AB3, Cl A1 (D)
    6.250%, 06/30/36                                     1,363            1,362
  Duke Funding, Ser 2004-6B, Cl
    A1S1 (C) (D) (F)
    5.430%, 10/09/07                                     2,387            2,387
  First Franklin Mortgage Loan Asset,
    Ser 2004-FF10, Cl A2 (D)
    5.720%, 03/26/07                                       151              151
  First Franklin Mortgage Loan Asset,
    Ser 2005-FF4, Cl 2A3 (D)
    5.540%, 03/25/07                                     1,800            1,801
  First Horizon Alternative Mortgage
    Trust, Ser 2006-AA6, Cl 2A1 (D)
    5.724%, 03/01/07                                     4,222            4,249
  First Horizon Mortgage Pass-
    Through Trust, Ser 2006-AR3, Cl 1A1 (D)
    5.915%, 03/01/07                                       880              886
  GMAC Mortgage Loan Trust, Ser
    2006-HE1, Cl A (D)
    5.530%, 03/25/07                                     4,900            4,902
  GSAA Home Equity NIM Trust, Ser
    2006-2, Cl 2A1 (D)
    5.420%, 03/27/07                                     4,026            4,025
  GSAA Home Equity NIM Trust, Ser
    2006-3N, Cl N1 (F)
    5.750%, 03/25/36                                        20               20
  GSAA Home Equity NIM Trust, Ser
    2006-HE3N, Cl N1 (F)
    5.500%, 05/25/36                                        72               70
  Greenpoint Mortgage Funding Trust,
    Ser 2006-AR1, Cl M3 (D)
    5.890%, 03/27/07                                       300              301
  HSI Asset Securitization Trust, Ser
    2005-NC2, Cl M2A1 (D)
    5.450%, 03/25/07                                       411              411
  Home Equity Asset NIM Trust, Ser
    2003-4, Cl M2 (D)
    7.220%, 03/25/07                                       355              356
  Home Equity Asset NIM Trust, Ser
    2006-1N, Cl A (F)
    6.500%, 05/27/36                                        78               77
  Impac NIM Trust, Ser 2006-1, Cl N (F)
    6.000%, 03/25/36                                        40               40

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Indymac Mortgage Loan Trust,
    Ser 2004-AR11, Cl 4A1 (D)
    5.819%, 03/01/07                             $       1,794    $       1,805
  Indymac Mortgage Loan Trust,
    Ser 2004-AR6, Cl 1A (D)
    5.469%, 03/01/07                                       251              258
  Lehman Mortgage Trust, Ser
    2006-4, Cl 4A1
    6.000%, 08/25/21                                     3,226            3,279
  Lehman XS Trust, Ser 2005-5N,
    Cl M4 (D)
    7.070%, 03/31/07                                       525              506
  Lehman XS Trust, Ser 2005-7N,
    Cl M51 (D)
    6.570%, 12/25/35                                       120              121
  Lehman XS Trust, Ser 2005-7N,
    Cl M71 (D)
    7.070%, 03/27/07                                       300              288
  Lehman XS Trust, Ser 2005-9N,
    Cl M4 (D)
    6.720%, 03/30/07                                       170              174
  MLCC Mortgage Investors, Ser
    2006-1, Cl 1A1 (D)
    5.350%, 02/25/36                                     2,013            2,043
  Master Adjustable Rate
    Mortgages, Ser 2004-6, Cl 2A1 (D)
    3.859%, 07/25/34                                     3,434            3,423
  Master Adjustable Rate
    Mortgages, Ser 2005-2, Cl 3A1 (D)
    4.780%, 03/01/07                                       931              936
  Master Asset Backed Securities
    Trust, Ser 2002-OPT1, Cl M1 (D)
    7.045%, 03/27/07                                        19               19
  Master Asset Backed Securities
    Trust, Ser 2006-AB1, Cl A1 (D)
    5.460%, 03/27/07                                     2,512            2,512
  Merrill Lynch Mortgage
    Investors Trust, Ser
    2003-HE1, Cl M2 (D)
    6.970%, 03/25/07                                       150              150
  Merrill Lynch Mortgage
    Investors Trust, Ser
    2005-HE2, Cl A2A (D)
    5.430%, 03/27/07                                       345              345
  Morgan Stanley, Ser 2003-NC10, Cl M1 (D)
    6.000%, 03/27/07                                       573              574
  New Century Home Equity Loan
    Trust, Ser 2004-A, Cl AII3 (D)
    4.450%, 03/01/07                                       699              695
  New Century Home Equity Loan
    Trust, Ser 2005-A, Cl A2 (G)
    4.460%, 08/25/35                                     1,748            1,732
  New Century Home Equity Loan
    Trust, Ser 2005-B, Cl A2A (D)
    5.440%, 03/25/07                                       342              342
  Newcastle CDO Limited, Ser 2005-
    6A, Cl IM1 (C) (D) (F)
    5.380%, 04/24/07                                       636              636
  Nomura Asset Acceptance, Ser
    2004-R1, Cl A1 (F)
    6.500%, 03/25/34                                       378              387
  Nomura Asset Acceptance, Ser
    2004-R2, Cl A1 (D) (F)
    6.500%, 10/25/34                                       455              464
  Option One Mortgage Loan Trust,
    Ser 2003-5, Cl M1 (D)
    5.970%, 03/23/07                                       400              401

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (D) (F)
    7.820%, 03/27/07                             $          60    $          53
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (D) (F)
    7.820%, 03/27/07                                       140              131
  Ownit Mortgage Loan,
    Ser 2006-1, Cl AF1 (G)
    5.424%, 12/25/36                                     1,121            1,116
  Renaissance Home Equity Loan
    Trust, Ser 2004-2, Cl AF3 (G)
    4.464%, 07/25/34                                       522              520
  Residential Accredit Loans,
    Ser 2005-Q05, Cl M3 (D)
    6.120%, 03/25/07                                       399              405
  Residential Accredit Loans,
    Ser 2005-QA3, Cl NB2 (D)
    5.267%, 03/25/07                                     1,544            1,550
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 2A3 (D)
    5.720%, 03/27/07                                       392              394
  Residential Asset Mortgage
    Products, Ser 2003-RS11,
    Cl MII1 (D)
    6.050%, 03/25/07                                        54               54
  Residential Asset Mortgage
    Products, Ser 2006-RZ1,
    Cl A1 (D)
    5.400%, 03/27/07                                     5,022            5,023
  Residential Asset Securities,
    Ser 2005-KS11, Cl AI1 (D)
    5.400%, 03/27/07                                       962              962
  Residential Asset Securities,
    Ser 2006-EMX2, Cl A1 (D)
    5.400%, 03/27/07                                     1,284            1,284
  Residential Asset Securities,
    Ser 2006-KS2, Cl A1 (D)
    5.390%, 03/27/07                                     1,944            1,944
  Residential Asset
    Securitization Trust,
    Ser 2004-IP2, Cl 3A1 (D)
    5.269%, 03/25/07                                     1,672            1,680
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2A (D) (F)
    5.420%, 03/25/07                                     1,266            1,266
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2B (D) (F)
    5.470%, 03/25/07                                     1,400            1,400
  SB Finance NIM Trust,
    Ser 2006-KS4N, Cl N1 (F)
    7.500%, 06/25/36                                        89               88
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE3N, Cl N (F)
    5.000%, 05/25/35                                       149              149
  Structured Adjustable Rate
    Mortgage Loan, Ser 2005-16
    XS, Cl M2 (D)
    6.220%, 03/25/07                                       200              201
  Structured Asset Investment
    Loan Trust, Ser 2005-1,
    Cl A4 (D) (F)
    5.550%, 03/25/07                                       399              399
  Structured Asset Investment
    Loan Trust, Ser 2005-8, Cl A2 (D)
    5.450%, 03/25/07                                       294              294
  Structured Asset Securities,
    Ser 2005-NC1, Cl A2 (G)
    3.920%, 02/25/35                                        68               68

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Structured Asset Securities,
    Ser 2005-WF1, Cl A2 (D)
    5.520%, 03/25/07                             $         367    $         368
  TIAA Real Estate, Ser 2003-1A,
    Cl A1 (C) (D) (F)
    5.350%, 09/28/07                                     2,366            2,366
  Terwin Mortgage Trust,
    Ser 2006-5, Cl 1A2A (D) (F)
    5.410%, 03/26/07                                     3,602            3,601
  Terwin Mortgage Trust, Ser
    2006-6, Cl 2A1 (D)
    4.500%, 06/25/36                                       522              518
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (D)
    3.450%, 05/25/34                                        90               90
  Wells Fargo Mortgage Backed
    Securities Trust, Ser 2004-I,
    Cl B1 (D)
    3.365%, 03/01/07                                       244              246
  Witherspoon CDO Funding (C) (D) (F)
    5.330%, 03/15/07                                     2,746            2,746
                                                                  -------------
Total Asset-Backed Securities
  (Cost $100,369) ($ Thousands)                                         100,719
                                                                  -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.2%
  FHLMC 15 Year TBA
    6.000%, 10/01/21                                     9,878           10,032
    6.000%, 11/01/21                                     4,000            4,063
  FNMA 15 Year TBA
    6.000%, 03/01/16                                     2,000            2,031
    6.000%, 03/01/19                                     7,000            7,107
    5.500%, 01/01/21                                     1,945            1,950
    5.500%, 02/01/21                                       956              959
    5.500%, 04/01/21                                        38               39
    5.500%, 05/01/21                                        16               16
    5.500%, 06/01/21                                        46               46
    5.500%, 07/01/21                                        25               25
    5.500%, 03/01/22                                    23,000           23,050
  FNMA 30 Year TBA
    6.500%, 03/01/37                                     4,000            4,078
    5.500%, 03/01/37                                     6,000            5,951
  FNMA TBA
    5.000%, 03/18/22                                    27,000           26,626
  GNMA (D)
    5.625%, 02/20/34                                       760              767
    5.500%, 05/20/34                                       764              772
    5.500%, 06/20/34                                       585              589
    5.250%, 08/20/34                                       261              262
    4.500%, 07/20/35                                       408              410
    4.500%, 06/20/36                                       857              855
    3.750%, 12/20/33                                     2,250            2,239
  GNMA (D) (I)
    4.500%, 03/20/36                                       536              538
    4.000%, 06/20/35                                       721              724
    4.000%, 02/20/36                                       314              314
                                                                  -------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $92,790) ($ Thousands)                                           93,443
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 4.9%

CONSUMER DISCRETIONARY -- 0.1%
  Comcast
    5.300%, 01/15/14                             $         530    $         529
  Cox Communications
    4.625%, 06/01/13                                       425              409
  Time Warner
    6.875%, 05/01/12                                       425              455
                                                                  -------------
                                                                          1,393
                                                                  -------------
ENERGY -- 0.1%
  Andarko Petroleum
    5.950%, 09/15/16                                        --               --
  Dominion Resources
    4.750%, 12/15/10                                       285              281
  Exelon Generation
    6.950%, 06/15/11                                       425              450
  Kinder Morgan Energy Partners
    5.000%, 12/15/13                                       425              414
                                                                  -------------
                                                                          1,145
                                                                  -------------
FINANCIALS -- 4.7%
  Aetna
    5.750%, 06/15/11                                       425              435
  American General Finance (C) (D) (F)
    5.370%, 03/17/08                                     4,614            4,614
  Bear Stearns
    5.350%, 02/01/12                                       395              398
  Bear Stearns EXL (C) (D)
    5.360%, 03/17/08                                     5,664            5,664
  Cit Group
    5.000%, 02/13/14                                       565              552
  Countrywide Financial Services
    MTN (C) (D)
    5.443%, 06/27/07                                     1,909            1,909
  Countrywide Financial Services
    MTN, Ser A (C) (D)
    5.440%, 10/31/07                                     4,773            4,773
  Credit Suisse First Boston USA
    6.500%, 01/15/12                                       285              302
  Genworth Financial
    5.750%, 06/15/14                                       425              437
  Glitnir Bank (C) (D) (F)
    5.370%, 04/06/07                                     4,773            4,773
  Goldman Sachs
    5.500%, 11/15/14                                       845              851
  HSBC Finance
    6.375%, 10/15/11                                       425              447
  Irish Life & Permanent MTN,
    Ser X (C) (D) (F)
    5.366%, 02/21/08                                     4,232            4,232
  Islandsbanki (C) (D) (F)
    5.390%, 03/22/07                                     2,705            2,705
  Istar Financial+
    5.875%, 03/15/16                                       285              286
  JPMorgan Chase
    5.125%, 09/15/14                                       425              422
  Jackson National Life Funding
    (C) (D) (F)
    5.320%, 04/01/08                                     7,001            7,001
  Kaupthing Bank MTN (C) (D) (F)
    5.400%, 03/20/07                                     7,956            7,956

-------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Landsbanki Islands (C) (D) (F)
    5.410%, 03/16/07                             $       6,046    $       6,046
  Lehman Brothers Holdings MTN
    5.750%, 05/17/13                                       145              149
    5.500%, 04/04/16                                       280              283
  Merrill Lynch
    6.050%, 05/16/16                                       425              442
  Morgan Stanley
    4.750%, 04/01/14                                       425              408
  Morgan Stanley EXL (C) (D)
    5.400%, 03/04/08                                     1,114            1,114
  Morgan Stanley EXL, Ser S (C) (D)
    5.363%, 03/04/08                                     1,591            1,591
  Morgan Stanley MTN, Ser G (D)
    5.660%, 04/04/07                                       420              420
  Nationwide Building Society (C) (D) (F)
    5.440%, 10/26/07                                     1,750            1,750
    5.370%, 03/07/08                                     3,182            3,182
  Northern Rock (C) (D) (F)
    5.360%, 03/03/08                                     3,278            3,278
  Premium Asset Trust, Ser
    2004-10 (C) (D) (F)
    5.380%, 03/17/08                                     4,455            4,455
  Residential Capital
    6.875%, 06/30/15                                        75               77
    6.500%, 04/17/13                                     1,115            1,126
    6.000%, 02/22/11                                       200              199
  SLM EXL, Ser S (C) (D) (F)
    5.320%, 03/17/08                                     3,501            3,501
  Shinsei Finance Cayman (D) (F)
    6.418%, 01/29/49                                       490              496
  Simon Property Group+
    5.750%, 12/01/15                                       285              293
    5.600%, 09/01/11                                       240              245
  Skandinav Enskilda Bank (C) (D) (F)
    5.324%, 03/18/08                                     3,500            3,500
  Stanfield Victoria MTN (C) (F)
    5.385%, 06/11/07                                     3,182            3,182
  Wachovia
    5.300%, 10/15/11                                       745              752
    4.875%, 02/15/14                                       285              279
  Washington Mutual Preferred
    Funding (B) (D) (F)
    6.534%, 03/15/49                                       500              504
                                                                  -------------
                                                                         85,029
                                                                  -------------
HEALTH CARE -- 0.0%
  Teva Pharmaceutical
    5.550%, 02/01/16                                       425              421
  Wellpoint
    6.800%, 08/01/12                                       285              304
                                                                  -------------
                                                                            725
                                                                  -------------
INDUSTRIALS -- 0.0%
  Lafarge
    6.150%, 07/15/11                                       255              264
                                                                  -------------

--------------------------------------------------------------------------------

     SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount
                                                 ($ Thousands)    Market Value
Description                                      /Shares          ($ Thousands)
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.0%
  Vodafone Group
    5.625%, 02/27/17                             $         225    $         225
    5.350%, 02/27/12                                        80               80
                                                                  -------------
                                                                            305
                                                                  -------------
Total Corporate Obligations
  (Cost $88,459) ($ Thousands)                                           88,861
                                                                  -------------

COMMERCIAL PAPER (C)(E) -- 3.5%

FINANCIALS -- 3.5%
  Brahms Funding
    5.299%, 03/13/07                                       477              477
    5.295%, 03/08/07                                     2,987            2,984
  Broadhollow Funding
    5.304%, 03/19/07                                     1,273            1,270
  Buckingham CDO II LLC
    5.307%, 03/23/07                                     1,591            1,586
  Citius I Funding LLC
    5.306%, 03/22/07                                     3,179            3,169
  Citius II Funding LLC
    5.315%, 04/02/07                                     3,182            3,167
    5.306%, 03/22/07                                     1,591            1,586
    5.293%, 03/05/07                                     1,121            1,120
  KKR Pacific Funding Trust
    5.306%, 03/22/07                                     1,406            1,402
    5.302%, 03/16/07                                     7,956            7,938
  Mica Funding LLC
    5.304%, 03/19/07                                     5,569            5,554
    5.293%, 03/05/07                                     1,591            1,590
  Rams Funding Two LLC
    5.319%, 03/12/07                                     1,273            1,271
    5.315%, 03/26/07                                     1,591            1,585
    5.306%, 03/22/07                                     2,306            2,299
    5.303%, 03/05/07                                     1,591            1,590
  Rhineland Funding Capital
    5.339%, 05/15/07                                     3,392            3,355
    5.338%, 05/14/07                                     1,354            1,339
    5.311%, 03/28/07                                     3,473            3,459
  Thornburg Mortgage Capital
    Resource
    5.315%, 03/26/07                                     1,591            1,585
    5.301%, 03/15/07                                     3,182            3,176
  Transamerica Security Liquidity
    Note
    5.300%, 03/01/07                                     1,536            1,536
  Valour Bay Capital LLC
    5.350%, 05/16/07                                     3,978            3,933
    5.326%, 03/22/07                                     2,986            2,977
    5.321%, 03/15/07                                     2,390            2,385
                                                                  -------------
Total Commercial Paper
  (Cost $62,333) ($ Thousands)                                           62,333
                                                                  -------------

CASH EQUIVALENT -- 0.9%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A,
      5.330% **                                     16,843,121           16,843
                                                                  -------------
Total Cash Equivalent
  (Cost $16,843) ($ Thousands)                                           16,843
                                                                  -------------

U.S. TREASURY OBLIGATIONS (E) -- 0.8%
  U.S. Treasury Bills (A)
      5.089%, 05/24/07                                   3,753            3,709
      4.854%, 03/15/07                                     100              100
      1.222%, 04/19/07                                   1,620            1,609
      1.089%, 03/22/07                                     140              139
      0.958%, 03/08/07                                      75               75

-------------------------------------------------------------------------------
                                                 Face Amount
                                                 ($ Thousands)    Market Value
Description                                      /Shares          ($ Thousands)
-------------------------------------------------------------------------------
  U.S. Treasury Inflationary
    Index Notes
      3.875%, 04/15/29                           $         135    $         174
      2.375%, 04/15/11                                   7,993            8,070
                                                                  -------------
Total U.S. Treasury Obligations
  (Cost $13,791) ($ Thousands)                                           13,876
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.3%
  FHLMC (H)
    5.202%, 04/17/07                                        75               74
    5.163%, 03/30/07                                       150              149
  FHLMC CMO STRIPS, Ser 232,
    Cl IO, IO
    5.000%, 08/01/35                                     3,935              901
  FHLMC CMO STRIPS, Ser 233,
    Cl 12, IO
    5.000%, 09/15/35                                     1,519              356
  FNMA (H)
    5.236%, 06/01/07                                        25               25
    5.235%, 07/02/07                                       175              172
    5.156%, 03/30/07                                       350              349
  FNMA CMO STRIPS, Ser 2006-10,
    Cl FD (D)
    5.670%, 03/25/07                                     1,749            1,755
  FNMA CMO STRIPS, Ser 359,
    Cl 6, IO
    5.000%, 11/01/35                                       548              125
  FNMA CMO STRIPS, Ser 360,
    Cl 2, IO
    5.000%, 08/01/35                                     9,301            2,117
  FNMA CMO STRIPS, Ser 377,
    Cl 2, IO
    5.000%, 10/01/36                                     1,087              253
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $6,304) ($ Thousands)                                             6,276
                                                                  -------------

CERTIFICATES OF DEPOSIT (C)(E)-- 0.3%
  Barclays Bank
    5.440%, 06/11/07                                     1,591            1,591
  CC USA (F)
    5.520%, 06/18/07                                     3,182            3,182
  US Trust Company New York (D)
    5.360%, 03/13/07                                     1,273            1,273
                                                                  -------------
Total Certificates of Deposit
  (Cost $6,046) ($ Thousands)                                             6,046
                                                                  -------------

PREFERRED STOCK -- 0.3%

BRAZIL -- 0.1%
  Petroleo Brasileiro                                   33,100              671
  Usinas Siderurgicas de Minas
  Gerais, Cl A                                          29,000            1,213
                                                                  -------------
                                                                          1,884
                                                                  -------------
GERMANY -- 0.2%
  Porsche (B)                                            2,699            3,554
  Volkswagen                                             4,039              356
                                                                  -------------
                                                                          3,910
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Shares/
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
UNITED KINGDOM -- 0.0%
  Scottish Power, Cl B                                       1    $          --
                                                                  -------------
Total Preferred Stock
  (Cost $4,215) ($ Thousands)                                             5,794
                                                                  -------------

EQUITY LINKED WARRANTS -- 0.3%

TAIWAN -- 0.3%
    HON HAI Precision Industry*                            666            4,646
                                                                  -------------
Total Equity Linked Warrants
  (Cost $3,089) ($ Thousands)                                             4,646
                                                                  -------------

MASTER NOTES (C) -- 0.1%
  Bear Stearns
    5.433%, 03/01/07                             $         955              955
                                                                  -------------
Total Master Notes
  (Cost $955) ($ Thousands)                                                 955
                                                                  -------------

EXCHANGE TRADED FUND -- 0.0%

UNITED STATES -- 0.0%
  iShares MSCI EAFE Index Fund*                            400               30
                                                                  -------------
Total Exchange Traded Fund
  (Cost $30) ($ Thousands)                                                   30
                                                                  -------------
                                                     Number
                                                   of Rights
                                                   ---------
RIGHTS -- 0.0%

AUSTRALIA -- 0.0%
     Worley Group, Expires
      03/02/07                                               5               26
                                                                  -------------
HONG KONG -- 0.0%
     Henderson Land Development,
      Expires 12/21/06*                                     29               --
                                                                  -------------
Total Rights
  (Cost $0) ($ Thousands)                                                    26
                                                                  -------------

REPURCHASE AGREEMENTS (C) (J) -- 2.3%
Barclays
  5.310%, dated 02/28/07, to
  be repurchased on 03/01/07,
  repurchase price $57,544
  (collateralized by a. U.S.
  Government Obligation, par
  value $58,236, 4.875%,
  06/04/08, total market value
  $58,825)                                       $          58               58
Deutsche Bank
  5.320%, dated 02/28/07, to
  be repurchased on 03/01/07,
  repurchase price $3,993,353
  (collateralized by a U.S.
  Government Obligation, par
  value $3,679,629, 12.000%,
  08/15/13, total market value
  $4,072,648)                                            3,993            3,993

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
Lehman Brothers
  5.310%, dated 02/28/07, to
  be repurchased on 03/01/07,
  repurchase price $38,210,902
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value
  $32-$56,389,703,
  0.000%-9.650%,
  03/20/07-04/15/30, total
  market value $38,969,393)                      $      38,205    $      38,205
                                                                  -------------
Total Repurchase Agreements
  (Cost $42,256) ($ Thousands)                                           42,256
                                                                  -------------

Total Investments -- 113.3%
  (Cost $1,725,509) ($ Thousands)++                               $   2,044,602
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:

--------------------------------------------------------------------------------
                                                                      Unrealized
                                       Number of                   Appreciation/
                                       Contracts    Expiration    (Depreciation)
Type of Contract                    Long (Short)          Date     ($ Thousands)
--------------------------------------------------------------------------------
90-Day Euro$                                (57)      Mar-2007    $          21
90-Day Euro$                                (57)      Mar-2008              (31)
90-Day Euro$                                (41)      Mar-2009              (38)
90-Day Euro$                                (40)      Mar-2010              (34)
90-Day Euro$                                (27)      Mar-2011              (33)
90-Day Euro$                                (47)      Jun-2007               12
90-Day Euro$                                (20)      Jun-2008               (7)
90-Day Euro$                                (41)      Jun-2009              (37)
90-Day Euro$                                (44)      Jun-2010              (38)
90-Day Euro$                                  9       Jun-2011               (2)
90-Day Euro$                                (57)      Sep-2007               (4)
90-Day Euro$                                (54)      Sep-2008              (38)
90-Day Euro$                                (41)      Sep-2009              (37)
90-Day Euro$                                (44)      Sep-2010              (37)
90-Day Euro$                                 11       Sep-2011               (1)
90-Day Euro$                                (41)      Dec-2007              (28)
90-Day Euro$                               (123)      Dec-2008              (93)
90-Day Euro$                                (41)      Dec-2009              (36)
90-Day Euro$                                (39)      Dec-2010              (37)
Amsterdam Index                              52       Mar-2007             (245)
CAC40 10 Euro                               184       Mar-2007             (466)
DAX Index                                    54       Mar-2007              378
DJ Euro Stoxx 50 Index                      422       Mar-2007             (196)
FTSE 100 Index                              403       Mar-2007             (184)
Hang Seng Index                              27       Mar-2007             (202)
IBEX 35 Plus Index                           30       Mar-2007             (250)
MSCI Sing Index                              28       Mar-2007              (91)
Nikkei 225 Index                             11       Mar-2007               36
OMX Index                                   414       Mar-2007             (314)
S&P/MIB Index                                27       Mar-2007                7
SPI 200 Index                                96       Mar-2007              412
Topix Index                                 267       Mar-2007            2,609
U.S. 2 Year Treasury Note                    15       Jun-2007               11
U.S. 5 Year Treasury Note                   (47)      Jun-2007              (31)
U.S. 10 Year Treasury Note                  (38)      Jun-2007              (22)
U.S. Long Treasury Bond                     (10)      Jun-2007               (8)
                                                                  -------------

                                                                  $         946
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2007, is as follows:

-------------------------------------------------------------------------------------------
                                                                                 UNREALIZED
                                       CURRENCY                  CURRENCY      APPRECIATION
MATURITY                             TO DELIVER                TO RECEIVE    (DEPRECIATION)
DATE                                (THOUSANDS)               (THOUSANDS)     ($ THOUSANDS)
-------------------------------------------------------------------------------------------
3/21/07                    AUD            7,663      GBP            3,049    $         (60)
3/21/07                    AUD           10,217      USD            7,986              (59)
3/21/07                    CAD           51,964      USD           44,670              320
3/21/07                    EUR            4,113      SEK           37,760              (49)
3/21/07                    EUR           33,433      USD           43,923             (274)
3/21/07                    GBP              636      AUD            1,603               15
3/21/07                    GBP            1,549      USD            3,033               (2)
3/21/07                    HKD          127,977      USD           16,395                2
3/21/07                    NZD              204      USD              142               (1)
3/21/07                    SEK            4,150      EUR              454                8
3/21/07                    SGD            4,598      USD            3,006               (4)
3/21/07                    USD            2,153      CAD            2,540               15
3/21/07-3/22/07            USD           42,578      AUD           54,291              170
3/21/07-3/22/07            USD          115,118      GBP           59,012              519
3/21/07-3/22/07            USD            1,790      NOK           10,965               (3)
3/21/07-3/22/07            USD           13,994      SEK           98,842              111
3/21/07-7/20/07            CHF           64,900      USD           52,733             (753)
3/21/07-7/20/07            USD           69,624      CHF           85,706              878
3/21/07-8/21/07            CHF           54,900      GBP           23,239              200
3/22/07                    MXP          123,408      USD           11,241              196
3/22/07                    USD              978      DKK            5,538                5
3/22/07                    USD           43,479      EUR           33,047              210
3/22/07                    USD            2,256      HKD           17,611               --
3/22/07                    USD              195      NZD              277               (1)
3/22/07                    USD            1,253      SGD            1,920                3
3/22/07                    ZAR           40,050      USD            5,559               62
3/22/07-7/20/07            GBP           20,624      JPY        4,764,000              230
3/22/07-7/20/07            JPY        5,714,000      GBP           24,967              190
3/22/07-7/20/07            NZD           60,710      JPY        4,763,000           (1,808)
3/22/07-8/21/07            JPY        7,628,000      NZD           95,833            1,770
3/22/07-8/21/07            JPY        7,646,000      USD           65,555              339
3/22/07-8/21/07            USD          103,143      JPY       12,152,116              158
4/24/07-8/21/07            GBP           16,865      CHF           39,900              (65)
                                                                             -------------
                                                                             $       2,322
                                                                             =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

Reverse Repurchase Agreements -- A summary of the outstanding reverse repurchase agreements held by the Fund at February 28, 2007, is as follows:

--------------------------------------------------------------------------------
                             PRINCIPAL
                                AMOUNT                                  VALUE
                         ($ THOUSANDS)            COUNTERPARTY     ($ THOUSANDS)
--------------------------------------------------------------------------------
                                                  Bear Stearns
                           $    27,707     5.380%, Due 3/26/07     $      27,707
                                                                   -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

Swaps -- A summary of outstanding swap agreements held by the Fund at February 28, 2007, is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Delivers payment on the quarterly reset spread from Swiss Market Index plus 25 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bear Stearns)                                  01/17/08         10,700    $         (243)

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 8 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               07/31/07         25,000               (28)

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 8 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               09/28/07          5,000                (6)

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               08/31/07          9,000                --

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                      08/31/07          7,000                --

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 7.5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                                03/31/07         12,000               (13)

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               03/01/07         16,000               (19)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Banc of America - CMBS IG 10Yr
   Index plus 22.5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               05/01/07          5,000    $           (6)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 Plus
   Index minus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                      06/30/07          5,000                (4)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 10YR
   Index plus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                      08/31/07         13,000                --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $         (319)
====================================================================================================================================

                                                        CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                                07/25/45          6,000    $         (226)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                                07/25/45          6,500              (253)

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                                05/24/46          5,000              (341)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                                08/25/37            500                 5

Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            03/20/14            650                (1)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            750    $           (3)

Fund pays quarterly payment of 0.1150% (0.460% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            750                (3)

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            750                (3)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG., Series 7 Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11         13,800               103

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            750                (1)

Fund pays quarterly payment of 0.1113% (0.445% per annum) times the notional amount of Darden Restaurants, Inc.., 7.125%, 02/01/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            750                 2

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Darden Restaurants, Inc.., 7.125%, 02/01/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            750                (5)

Fund pays quarterly payment of 0.1063% (0.425% per annum) times the notional amount of Eastman Chemical Co., 7.600%, 02/01/27. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            750                (3)

Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            750                (8)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/17.Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            750    $           (4)

Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of Ltd. Brands, Inc., 6.125%, 12/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            750                (5)

Fund pays quarterly payment of 0.1825% (0.730% per annum) times the notional amount of Masco Corp., 5.875%, 07/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            750                (5)

Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of MeadWestvaco, 6.850%, 04/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            750                (2)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 11/01/15. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            750                 7

Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            750                (4)

Fund pays quarterly payment of 0.0350% (0.140% per annum) times the notional amount of Pitney Bowes, Inc., 4.625%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,600                --

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            750                12

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13            750                14

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0475% (0.190% per annum) times the notional amount of TJX Cos, Inc., 7.450%, 12/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            750    $           (1)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11            750                (3)

Fund pays quarterly payment of 0.0850% (0.340% per annum) times the notional amount of Agrium, Inc., 8.250%, 02/15/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            750                (4)

Fund pays quarterly payment of 0.1150% (0.460% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            750                (4)

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            750                (3)

Fund pays quarterly payment of 0.0650% (0.260% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13            750                15

Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            750                (8)

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Hasbro, Inc., 2.750%, 12/01/21. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            750                12

Fund pays quarterly payment of 0.1925% (0.770% per annum) times the notional amount of Jones Apparel Group, Inc., 5.125%, 11/15/14. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            750                --

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            750    $           (3)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 11/01/15. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13            750                 8

Fund pays quarterly payment of 0.0700% (0.280% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13            750                (2)

Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            750                (4)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13            750                12

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PPG Industries, Inc., 7.050%, 08/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            750                (2)

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13            750                (2)

Fund pays quarterly payment of 0.0675% (0.270% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11            750                --

Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Washington Mutual Co., 5.250%, 09/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             03/20/12            700                --

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                  07/25/45          1,000    $          (20)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                  07/25/45            500               (14)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            650                 4

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG., Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11         13,800               103

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11          3,850                30

Fund pays quarterly payment of 0.0650% (0.260% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/13            750                15

Fund pays quarterly payment of 0.0325% (0.130% per annum) times the notional amount of Lowe's Cos., 8.250%, 06/01/10. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            750                (1)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            750                (3)

Fund pays quarterly payment of 0.2250% (0.900% per annum) times the notional amount of MDCHoldings, Inc., 5.500%, 05/15/13. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            750               (10)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0700% (0.280% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/13            750    $           (2)

Fund pays quarterly payment of 0.1725% (0.690% per annum) times the notional amount of RR Donnelly & Sons Co., 4.950%, 04/01/14. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            750                (9)

Fund pays quarterly payment of 0.0675% (0.270% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            750                --

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              03/20/12            750                (2)

Fund pays quarterly payment of 0.0845% (0.340% per annum) times the notional amount of Whirlpool Corp., 7.750%, 07/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            750                 6

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $         (616)
====================================================================================================================================

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

International Equity Fund
February 28, 2007

      Percentages are based on Net Assets of $1,803,812 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investments Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at February 28, 2007. The total value of securities on loan at February 28, 2007 was $184,014 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2007 was $194,951 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(E)   The rate reported is the effective yield at time of purchase.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2007. The coupon on a step bond changes on a specified date.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(J)   Tri-Party Repurchase Agreement.

ADR    -- American Depositary Receipt
AUD    -- Australian Dollar
CAD    -- Canadian Dollar
CDO    -- Collateralized Debt Obligation
CHF    -- Swiss Franc
Cl     -- Class
CMO    -- Collateralized Mortgage Obligation
DKK    -- Danish Krone
EUR    -- Euro
EXL    -- Extendable Maturity
FDR    -- Fiduciary Depositary Receipt
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound Sterling
GDR    -- Global Depositary Receipt
GNMA   -- Government National Mortgage Association
HKD    -- Hong Kong Dollar
IO     -- Interest Only
JPY    -- Japanese Yen
LLC    -- Limited Liability Company
MTN    -- Medium Term Note
MXP    -- Mexican Peso
NIM    -- Net Interest Margin
NOK    -- Norwegian Krone
NZD    -- New Zealand Dollar
RNC    -- Non-Convertible Savings Shares
SEK    -- Swedish Krona
Ser    -- Series
SGD    -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal
          Securities
TBA    -- To Be Announced
USD    -- U.S. Dollar
ZAR    -- South African Rand

      Amounts designated as "--" are $0 or have been rounded to $0.

++ At February 28, 2007, the tax basis cost of the Fund's investments was $1,725,509 ($ Thousands), and the unrealized appreciation and depreciation were $331,920 ($ Thousands) and $(12,827), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
COMMON STOCK -- 84.2%

ARGENTINA -- 0.0%
  MetroGas ADR*                                          1,800    $           9
  Petrobas Energia
    Participaciones ADR*                                12,100              128
  Telefonica de Argentina*                                 100                2
                                                                  -------------
                                                                            139
                                                                  -------------
AUSTRALIA -- 3.0%
  ABB Grain                                             11,100               64
  ABC Learning Centres (B)                              22,384              121
  Adelaide Brighton                                      5,700               15
  Amcor                                                 68,743              395
  AMP                                                  360,600            2,929
  Austal                                                 1,900                5
  Australia & New Zealand
    Banking Group                                       90,920            2,099
  Babcock & Brown (B)                                   42,625              860
  BHP Billiton                                          39,900              853
  BlueScope Steel                                       34,800              256
  Brambles (B)*                                         65,335              680
  Brambles*                                             10,314              108
  Caltex Australia                                      93,900            1,652
  Challenger Financial Services Group (B)              128,700              467
  Coles Myer                                            25,034              303
  Commonwealth Bank of Australia                        39,130            1,540
  Computershare                                         15,828              125
  Crane Group                                            1,500               19
  CSL                                                   21,444            1,312
  Downer EDI                                            36,682              212
  Felix Resources                                        1,400                5
  Foster's Group                                       205,904            1,025
  GPT Group                                             41,810              166
  Independence Group                                     4,600               16
  Insurance Australia Group                            211,107              995
  IOOF Holdings                                          4,700               36
  John Fairfax Holdings                                135,500              514
  Jubilee Mines                                          7,500               97
  Lend Lease                                            54,000              768
  Lion Nathan                                            3,600               24
  Macquarie Airports (B)                               559,456            1,643
  Macquarie Bank                                        12,846              800
  Macquarie Goodman Group                               92,700              523
  Macquarie Infrastructure Group                       771,147            2,333
  Minara Resources                                      22,900              117
  Mincor Resources                                       9,400               22
  Mirvac Group                                         115,900              517
  National Australia Bank                               93,037            2,959
  OneSteel                                              32,000              127
  Origin Energy                                         72,400              505
  Pacific Brands                                       155,568              359
  PaperlinX                                                145               --
  Perilya                                                6,000               21
  Port Bouvard                                           3,900                8
  Promina Group                                         91,200              522
  Qantas Airways (B)                                   132,501              538
  QBE Insurance Group (B)                              249,289            6,286
  Ridley                                                   400               --
  Rinker Group                                          65,201              960
  Rio Tinto                                             10,500              626
  Sally Malay Mining*                                    4,000               13
  Santos                                                89,184              658
  Sims Group                                             7,542              131
  St George Bank                                         3,500               91

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Straits Resources                                      8,300    $          22
  Suncorp-Metway (B)                                     9,789              168
  Sunland Group                                         21,400               65
  TABCORP Holdings                                      26,400              336
  Telstra (B)                                          727,840            2,443
  Toll Holdings                                         26,169              399
  Transpacific Industries Group                          5,100               41
  West Australian Newspapers Holdings                    5,500               63
  Westfield Group                                       96,400            1,652
  Westpac Banking                                       57,495            1,153
  Woolworths                                           127,929            2,742
  WorleyParsons                                         42,445              916
  Zinifex                                              142,500            1,877
                                                                  -------------
                                                                         49,297
                                                                  -------------
AUSTRIA -- 0.4%
  Boehler-Uddeholm                                       1,772              130
  Erste Bank der Oesterreichischen Sparkassen            6,590              489
  IMMOFINANZ*                                           37,792              574
  Meinl European Land*                                  62,400            1,686
  OMV                                                   25,100            1,399
  Raiffeisen International Bank Holding (B)              2,869              385
  Telekom Austria                                       25,576              638
  Voestalpine (B)                                       30,800            1,904
                                                                  -------------
                                                                          7,205
                                                                  -------------
BELGIUM -- 0.9%
  AGFA-Gevaert                                          30,103              670
  Belgacom                                              25,603            1,096
  Compagnie Maritime Belge                               1,110               59
  D'ieteren*                                                53               20
  Delhaize Group                                         7,100              590
  Dexia                                                 43,966            1,295
  Fortis                                                93,951            4,036
  Fortis (Netherlands Line)                             68,261            2,932
  InBev                                                  1,731              115
  KBC Groep                                              4,200              510
  Mobistar*                                                790               67
  Omega Pharma                                          19,800            1,529
  Solvay                                                15,500            2,202
  UCB (B)                                                8,810              568
                                                                  -------------
                                                                         15,689
                                                                  -------------
BRAZIL -- 1.0%
  Banco do Brasil                                        6,200              201
  Banestes-Banco do Estado do Espirito Santo*          144,400               48
  Cia Brasileira de Distribuicao
    Grupo Pao de Acucar ADR                             80,587            2,414
  Cia de Saneamento Basico do Estado de Sao Paulo    3,434,000              460
  Cia Petroquimica do Sul*                               7,300              132
  Cia Vale do Rio Doce ADR (B)                         101,895            3,477
  Gerdau ADR (B)                                        53,325              914
  Joao Fortes Engenharia                                60,000                8
  Localiza Rent A CAR*                                  29,300              776
  Petroleo Brasileiro ADR*                              28,024            2,534
  Santos-Brasil                                         65,276              797
  Tim Participacoes ADR (B)                             82,357            2,607

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Uniao de Bancos Brasileiros
     ADR (B)                                            33,930    $       2,900
                                                                  -------------
                                                                         17,268
                                                                  -------------
CANADA -- 4.7%
  Abitibi-Consolidated (B)                              23,200               64
  Agnico-Eagle Mines                                     1,700               67
  Alcan                                                 59,000            3,060
  Algoma Steel*                                          7,400              318
  Alimentation Couche Tard                              46,373              979
  Angiotech Pharmaceuticals*                               970                6
  ARC Energy Trust                                      27,100              497
  Aspreva Pharmaceuticals*                               3,000               66
  Atco                                                   5,600              213
  AUR Resources                                          8,500              152
  Bank of Montreal                                      25,400            1,533
  Bank of Nova Scotia (B)                               15,860              688
  Barrick Gold                                          11,797              351
  Barrick Gold                                          42,000            1,256
  BCE (B)                                               32,492              851
  Bombardier, Cl B*                                    130,900              509
  CAE                                                   11,500              119
  Cameco                                                41,469            1,530
  Canaccord Capital                                      4,200               73
  Canadian Imperial Bank of
    Commerce (B)                                        18,177            1,560
  Canadian National Railway (B)                         11,300              492
  Canadian Natural Resources                            39,400            1,973
  Canadian Tire, Cl A                                    1,750              107
  Canadian Utilities                                     8,387              308
  Canetic Resources Trust*                              12,870              164
  CanWest Global Communications*                           240                2
  Cascades                                               6,900               77
  Celestica*                                            50,700              318
  CGI Group, Cl A*                                      77,200              651
  CI Financial Income Fund (B)                          40,008              906
  Corus Entertainment                                    2,000               79
  Domtar*                                               64,600              538
  Dundee*                                                2,400              113
  Dundee Real Estate Investment Trust +                  1,800               62
  EnCana                                                35,200            1,707
  Fairfax Financial Holdings                             9,100            1,752
  Finning International                                    500               22
  First Calgary Petroleums*                             84,900              449
  Flint Energy Services*                                 3,400               78
  George Weston                                          1,700              103
  Great-West Lifeco                                      3,690              114
  Husky Energy (B)                                      34,200            2,214
  Industrial Alliance Insurance and Financial Service    6,100              188
  Inmet Mining                                           4,600              231
  IPSCO                                                 17,437            1,893
  Jean Coutu Group, Cl A                               119,600            1,511
  Kinross Gold*                                        225,550            3,162
  Laperriere & Verreault Group, Cl A*                    1,300               31
  Leon's Furniture                                         800               34
  Linamar                                                  110                1
  LionOre Mining International*                         98,350            1,317
  Magna International, Cl A                              6,600              483
  Manulife Financial (B)                                25,090              839
  Methanex                                              17,810              448
  MI Developments, Class A                               4,700              172
  National Bank of Canada (B)                           29,600            1,648
  Nexen                                                 26,930            1,540
  Niko Resources                                         7,000              500

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Nortel Networks*                                      22,300    $         667
  Northbridge Financial                                  1,677               44
  Open Text*                                             2,788               61
  Penn West Energy Trust                                17,400              521
  Petro-Canada (B)                                      53,700            1,981
  Potash Saskatchewan (B)                               14,000            2,198
  Power Corp of Canada                                  16,800              554
  Power Financial                                        3,100              106
  QLT*                                                 178,000            1,489
  Quebecor World                                       112,600            1,488
  Research In Motion*                                   18,810            2,644
  Rogers Communications, Cl B                          151,990            4,949
  Royal Bank of Canada                                  98,700            4,553
  Saputo                                                 8,499              304
  Shaw Communications, Cl B                              6,800              233
  Sherritt International                                   600                8
  Shoppers Drug Mart                                     5,800              253
  Sobeys                                                   100                4
  Sun Life Financial (B)                                60,102            2,586
  Suncor Energy (B)                                     10,900              771
  Talisman Energy                                       44,750              770
  Teck Cominco, Cl B (B)                                89,100            6,268
  TELUS                                                 31,000            1,462
  Thomson (B)                                            1,600               64
  Toronto-Dominion Bank (B)                              9,690              578
  Transcontinental                                       7,340              134
  Trican Well Service                                   39,811              791
  UTS Energy*                                          140,700              476
  Western Oil Sands*                                    19,800              540
  Yamana Gold                                           39,100              577
  Yellow Pages Income Fund (B)                          99,311            1,142
                                                                  -------------
                                                                         78,335
                                                                  -------------
CHILE -- 0.2%
  A.F.P. Provida ADR*                                    2,418               62
  Banco de Chile ADR*                                    3,700              171
  Cia Cervecerias Unidas ADR*                            5,500              162
  Empresa Nacional de Electricidad ADR (B)              73,000            2,832
  Lan Airlines ADR*                                      2,800              191
                                                                  -------------
                                                                          3,418
                                                                  -------------
CHINA -- 1.1%
  China Construction Bank                              674,000              380
  China International Marine Containers                 43,510               94
  China Petroleum & Chemical, Cl H                   5,482,000            4,386
  China Shipping Development                         2,168,000            3,003
  China Telecom                                      5,041,000            2,336
  China Vanke                                           93,100              155
  Great Wall Motor                                      96,000              129
  Great Wall Technology                                306,000               90
  Hangzhou Steam Turbine*                                3,000                7
  Industrial & Commercial Bank of China, Cl H        1,148,000              633
  Lenovo Group                                         498,000              191
  PetroChina, Cl H                                   2,944,000            3,433
  Weiqiao Textile*                                     103,000              145
  Yanzhou Coal Mining                                2,750,000            2,527
                                                                  -------------
                                                                         17,509
                                                                  -------------
COLOMBIA -- 0.1%
  BanColombia ADR                                       59,332            1,513
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
CZECH REPUBLIC -- 0.2%
  CEZ*                                                  55,607    $       2,232
  Telefonica O2 Czech Republic *                        11,000              285
  Unipetrol*                                             7,941               82
                                                                  -------------
                                                                          2,599
                                                                  -------------
DENMARK -- 0.6%
  AP Moller - Maersk                                        41              422
  Carlsberg, Cl B (B)                                   19,319            1,993
  Danske Bank (B)                                       56,146            2,593
  East Asiatic                                          41,900            1,842
  FLSmidth*                                              1,050               68
  H Lundbeck                                            17,800              476
  Novo-Nordisk, Cl B                                    14,250            1,225
  Sydbank                                               10,600              554
  Topdanmark*                                            2,201              392
                                                                  -------------
                                                                          9,565
                                                                  -------------
EGYPT -- 0.0%
  Eastern Tobacco                                        1,127               73
  Egyptian International Pharmaceutical Industrial      18,000               80
  Mobinil-Egyptian Mobile Services                       4,000              114
  Orascom Telecom Holding                                  376               27
  Paints & Chemical Industry                             8,000               66
  Suez Cement                                            2,000               25
                                                                  -------------
                                                                            385
                                                                  -------------
FINLAND -- 0.8%
  Fortum                                               130,950            3,608
  Kemira                                                13,600              305
  Kesko, Cl B                                           30,400            1,601
  Neste Oil (B)                                         46,000            1,476
  Nokia                                                 89,764            1,955
  Outokumpu                                             26,702              993
  Rautaruukki                                            3,900              178
  Sampo, Cl A                                           20,400              569
  Stora Enso, Cl R                                      50,400              830
  UPM-Kymmene (B)                                       44,300            1,153
                                                                  -------------
                                                                         12,668
                                                                  -------------
FRANCE -- 7.9%
  Accor                                                 13,275            1,170
  Air France-KLM                                        93,201            4,038
  Air Liquide                                            5,233            1,198
  Alcatel*                                              38,823              495
  Arkema*                                                  629               31
  Assurances Generales de France                        34,210            5,767
  AXA (B)                                               28,475            1,210
  BNP Paribas                                           94,684            9,873
  Bouygues                                              46,146            3,212
  Capgemini (B)                                         82,650            5,770
  Carrefour                                              8,700              580
  Casino Guichard Perrachon                             23,034            1,981
  Christian Dior                                         7,500              886
  Cie de Saint-Gobain                                   26,773            2,490
  Cie Generale d'Optique Essilor International           3,640              415
  Club Mediterranee                                      4,100              233
  CNP Assurances                                         5,608              628
  Compagnie Generale des
    Etablissements Michelin, Cl B                       58,712            6,097
  Credit Agricole                                      100,135            3,989
  Dassault Systemes                                      7,848              401

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Financiere de L'Odet                                     600    $         245
  France Telecom                                       129,061            3,500
  Gaz de France (B)                                     27,011            1,188
  Groupe Danone                                         43,698            6,911
  L'Oreal                                                5,205              544
  Lafarge                                               19,470            2,907
  Natixis                                                4,496              119
  Nexity                                                   531               43
  PagesJaunes Groupe                                    12,870              267
  Peugeot                                               42,300            2,849
  PPR                                                    3,600              541
  Renault                                               73,813            8,765
  Rhodia*                                              655,500            2,295
  Sanofi-Aventis                                       124,443           10,563
  Schneider Electric                                    14,989            1,818
  SCOR (B)                                              67,449              172
  Societe Generale                                      47,114            7,925
  Sodexho Alliance                                       9,100              627
  Suez*                                                    862               42
  Thales                                                13,500              694
  Thomson (B)*                                          56,145            1,055
  Total                                                123,085            8,295
  Unibail +*                                             5,900            1,703
  Valeo*                                                33,900            1,666
  Vallourec                                             14,032            3,472
  Veolia Environnement                                  16,027            1,129
  Vinci                                                 41,115            5,685
  Vivendi                                              141,245            5,569
                                                                  -------------
                                                                        131,053
                                                                  -------------
GERMANY -- 4.7%
  Allianz                                               34,499            7,418
  Altana (B)                                            12,931              782
  BASF                                                  37,323            3,789
  Bayer                                                127,771            7,337
  Bayerische Motoren Werke                              25,326            1,469
  Commerzbank                                           33,732            1,390
  Continental                                           12,300            1,532
  DaimlerChrysler                                       65,318            4,436
  Deutsche Bank (B)                                     32,358            4,242
  Deutsche Lufthansa                                   109,900            2,970
  Deutsche Post                                         35,600            1,134
  Deutsche Telekom                                      29,600              530
  E.ON                                                  61,023            7,992
  Epcos                                                  7,500              121
  Fresenius Medical Care                                26,460            3,740
  GEA Group                                             14,563              335
  Heidelberger Druckmaschinen                            2,600              111
  Infineon Technologies*                               298,200            4,569
  Lanxess                                                8,100              402
  MAN                                                   23,979            2,573
  Muenchener Rueckversicherungs (B)                     38,020            6,048
  RWE (B)                                               26,010            2,649
  Salzgitter                                            12,300            1,517
  SAP                                                   26,880            1,236
  SAP ADR                                                1,200               55
  Siemens                                               25,552            2,692
  Suedzucker                                            42,907              905
  ThyssenKrupp                                          42,398            2,075
  TUI (B)                                               45,800            1,067
  Volkswagen (B)                                        25,205            3,174
  Wincor Nixdorf                                         1,096              179
                                                                  -------------
                                                                         78,469
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
GIBRALTAR -- 0.0%
  PartyGaming                                          235,537    $         169
                                                                  -------------
GREECE -- 0.2%
  Alpha Bank                                             9,894              304
  Coca Cola Hellenic Bottling                           15,657              605
  Cosmote Mobile Communications*                         7,530              219
  Folli - Follie                                         2,290               85
  Hellenic Telecommunications Organization              27,100              734
  OPAP                                                  16,140              569
  Titan Cement                                           1,470               84
                                                                  -------------
                                                                          2,600
                                                                  -------------
HONG KONG -- 2.3%
  ASM Pacific Technology                                 8,000               47
  Bank of East Asia                                    410,300            2,348
  BOC Hong Kong Holdings                               891,400            2,157
  Cathay Pacific Airways                               692,600            1,727
  Cheung Kong Holdings                                  46,000              564
  China Merchants Bank (B)                              83,233              169
  China Mobile Hong Kong                             1,070,500            9,948
  China Netcom Group                                   427,000            1,009
  China Oriental Group*                                184,000               65
  China Overseas Land & Investment (B)               2,422,000            2,443
  CLP Holdings                                         147,800            1,083
  Cosco Pacific                                      1,044,000            2,793
  Digital China Holdings                               228,000               88
  Esprit Holdings                                       96,500            1,005
  Great Eagle Holdings                                  37,000              130
  Guoco Group                                           13,000              175
  Hang Lung Group                                       50,000              164
  Hang Lung Properties                                 348,200              920
  Henderson Land Development                             7,000               40
  Hong Kong & China Gas                                134,000              293
  Hong Kong Exchanges and Clearing                       1,000               10
  HongKong Electric Holdings                            67,500              342
  Hopewell Holdings                                     52,000              200
  Hopson Development Holdings                            2,000                5
  Industrial and Commercial Bank of China Asia          71,000              153
  Jardine Strategic Holdings                             3,000               41
  Kerry Properties                                      50,500              251
  Kingboard Chemical Holdings (B)                      170,600              716
  Li & Fung                                            741,800            2,355
  New World China Land                                  59,200               32
  New World Development                                  3,000                7
  Orient Overseas International                        322,200            2,631
  Pacific Century Premium Developments                 148,000               44
  PCCW                                                 268,000              158
  Shanghai Industrial Holdings                          56,000              131
  Sino Land (B)                                        472,398            1,086
  Sun Hung Kai Properties                               39,200              464
  Swire Pacific, Cl A (B)                              143,900            1,628
  Vtech Holdings                                        24,000              156
  Wharf Holdings                                       152,000              539
  Wheelock                                              74,000              156
  Wing Hang Bank                                        39,000              441
                                                                  -------------
                                                                         38,714
                                                                  -------------
HUNGARY -- 0.2%
  Danubius Hotel and Spa*                                3,367              132
  Egis*                                                    400               50

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Magyar Telekom*                                       40,000    $         195
  MOL Hungarian Oil & Gas                                5,400              579
  OTP Bank*                                             59,151            2,524
                                                                  -------------
                                                                          3,480
                                                                  -------------
INDIA -- 1.1%
  Bank of India                                         47,660              174
  Bharat Electronics                                     4,240              146
  Bharti Televentures*                                 166,031            2,696
  CESC                                                  17,280              135
  Essar Steel*                                         132,110              113
  GAIL India                                            36,470              233
  Grasim Industries                                      4,370              218
  Gujarat Narmada Valley Fertilizers                    37,640               86
  Gujarat State Fertilisers                             20,519               87
  Hindalco Industries                                   64,100              201
  Hindustan Zinc                                        14,502              208
  Indian Overseas Bank                                  65,400              151
  Indian Petrochemicals                                  2,970               17
  Infosys Technologies                                  66,916            3,140
  ITC                                                  678,827            2,635
  JSW Steel                                             16,810              178
  Mahindra & Mahindra                                   10,622              195
  Maruti Udyog                                          87,787            1,669
  National Aluminium                                    40,460              192
  Oil & Natural Gas                                     22,140              394
  Sesa GOA                                               2,593              104
  Siemens India                                        102,397            2,545
  State Bank of India GDR*                               9,020              528
  Steel Authority of India                             163,300              401
  Sterlite Industries India                             27,500              292
  Tata Motors                                          127,441            2,253
  Tata Steel                                             6,640               66
                                                                  -------------
                                                                         19,057
                                                                  -------------
INDONESIA -- 0.2%
  Astra Agro Lestari*                                   68,500               94
  Bank Central Asia                                    160,000               86
  Bank Rakyat Indonesia                                955,500              497
  HM Sampoerna                                         163,000              214
  International Nickel Indonesia                        44,000              187
  Telekomunikasi Indonesia                           2,805,800            2,735
                                                                  -------------
                                                                          3,813
                                                                  -------------
IRELAND -- 0.3%
  Allied Irish Banks                                    42,500            1,249
  Bank of Ireland                                       27,643              630
  CRH                                                   28,047            1,169
  Depfa Bank                                            26,400              442
  Kerry Group, Cl A                                     33,600              888
                                                                  -------------
                                                                          4,378
                                                                  -------------
ISRAEL -- 0.3%
  Bank Hapoalim                                        450,654            2,084
  Bank Leumi Le-Israel                                  67,100              241
  Bezeq Israeli Telecommunication                    1,026,823            1,597
  Clal Insurance*                                        3,811               97
  First International Bank of Israel*                    7,773               99
  Harel Insurance Investments & Finances*                1,500               81
  Mizrahi Tefahot Bank                                  36,791              262
  Teva Pharmaceutical Industries*                       15,400              551

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Teva Pharmaceutical Industries ADR                      5,800    $         206
                                                                  -------------
                                                                          5,218
                                                                  -------------
ITALY -- 2.6%
  Autostrade                                            94,250            2,839
  Banca Intesa                                          98,125              713
  Banca Monte dei Paschi di Siena                      240,400            1,550
  Banca Popolare di Milano                              96,600            1,497
  Banche Popolari Unite                                 44,633            1,268
  Banco Popolare di Verona e Novara (B)                 27,210              823
  Beni Stabili                                         172,600              286
  Buzzi Unicem                                          15,100              442
  Capitalia                                            101,400              872
  Enel                                                  44,050              459
  ENI (B)                                              247,691            7,574
  Fiat (B)                                             337,332            7,985
  Fiat RNC (B)                                          71,220            1,603
  Finmeccanica                                          24,300              716
  Fondiaria-Sai                                         27,500            1,255
  IFIL - Investments                                   398,900            3,607
  Immobiliare Lombarda*                                144,666               43
  Iride*                                                 7,693               25
  Italcementi (B)                                       54,168            1,626
  Pirelli & C                                           10,843               12
  Telecom Italia                                        35,930              109
  Telecom Italia RNC (B)                               334,306              848
  Tiscali*                                              16,071               54
  UniCredito Italiano                                  796,937            7,369
                                                                  -------------
                                                                         43,575
                                                                  -------------
JAPAN -- 15.3%
  77 Bank                                               19,000              135
  Advantest                                              8,300              388
  Aeon                                                  44,900              936
  Aisin Seiki                                           13,600              469
  Ajinomoto                                            128,100            1,582
  All Nippon Airways                                    71,000              277
  Alps Electric                                        168,600            2,016
  Amada                                                 30,000              340
  Aoyama Trading                                         5,000              158
  Asahi Breweries                                       60,300              987
  Asahi Kasei                                          117,000              857
  Astellas Pharma                                       21,300              933
  Autobacs Seven                                         2,600              103
  BML                                                    1,000               19
  Bosch                                                 32,000              158
  Bridgestone                                           35,000              736
  Canon                                                 79,800            4,358
  Cawachi                                                1,800               50
  Central Glass                                        260,100            1,734
  Chiyoda                                                3,000               71
  Chubu Electric Power                                  14,800              498
  Chugoku Electric Power*                               13,800              324
  Chukyo Bank                                           12,000               39
  Citizen Watch                                         63,200              595
  Coca-Cola West Holdings                               26,800              601
  COMSYS Holdings                                       23,000              268
  Cosmos Initia                                         10,000               69
  Daicel Chemical Industries                            30,000              216
  Daifuku*                                               6,755              100
  Daiichi Sankyo                                        54,100            1,740
  Dainippon Ink and Chemicals                           61,000              248
  Dainippon Screen Manufacturing                        66,600              545
  Daishi Bank                                           23,000               99

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Daiwa House Industry                                  25,000    $         446
  Daiwa Securities Group                                53,000              671
  Denso                                                 21,600              840
  East Japan Railway                                       134            1,027
  EDION                                                 55,600              799
  Eighteenth Bank                                       11,000               57
  Elpida Memory (B)*                                     8,800              394
  FamilyMart                                             7,500              206
  Fanuc                                                 15,600            1,393
  Fuji Heavy Industries                                 54,000              294
  Fuji Machine Mfg                                       3,400               61
  Fuji Photo Film                                       38,800            1,667
  Fujitsu                                               81,000              562
  Gunma Bank                                            18,000              124
  Hakuhodo DY Holdings                                   3,140              212
  Hankyu Holdings                                       49,000              328
  Hirose Electric                                        2,200              278
  HIS                                                    2,400               68
  Hitachi                                              219,900            1,542
  Hitachi Capital                                       26,000              520
  Hitachi Construction Machinery                         4,700              134
  Hitachi High-Technologies                              8,500              237
  Hitachi Metals                                        16,000              189
  Hokkaido Electric Power                               55,500            1,518
  Hokkoku Bank                                           4,000               17
  Honda Motor                                          138,300            5,159
  Hoya                                                  14,400              498
  Idemitsu Kosan                                         3,700              418
  Inpex Holdings                                           107              896
  Itochu                                                74,000              713
  Japan Airport Terminal                                 6,700               97
  Japan Steel Works (B)                                409,700            3,935
  Japan Tobacco                                          1,405            6,415
  JFE Holdings (B)                                     113,100            6,959
  Joyo Bank                                             33,000              216
  JS Group                                              35,900              806
  Kagoshima Bank                                        11,000               83
  Kamigumi                                              15,000              134
  Kansai Electric Power                                 24,600              731
  Kao                                                   16,300              476
  Kato Sangyo                                            1,300               18
  Kawasaki Heavy Industries                             84,000              342
  Kawasaki Kisen Kaisha (B)                             23,000              229
  KDDI                                                     145            1,134
  Keyence                                                1,600              376
  Kinden                                                61,200              477
  Kirin Brewery                                         37,000              572
  KK DaVinci Advisors*                                      48               57
  Kobe Steel                                           142,000              570
  Komatsu                                               63,000            1,401
  Komori                                                15,000              324
  Konica Minolta Holdings                               39,000              500
  Kyocera                                                4,800              437
  Kyushu Electric Power                                 90,700            2,595
  Leopalace21                                           21,300              674
  Maeda                                                 12,000               48
  Maeda Road Construction*                               7,000               53
  Makita                                                19,800              727
  Marubeni                                              80,000              502
  Matsushita Electric Industrial                        65,000            1,311
  Matsushita Electric Works                             20,000              228
  Mazda Motor*                                           7,000               41
  Mediceo Paltac Holdings                               30,400              567
  Meiji Dairies                                         65,800              568
  Millea Holdings                                       25,400              950
  Mitsubishi                                           186,300            4,340
  Mitsubishi Chemical Holdings                         207,000            1,675
  Mitsubishi Electric                                  183,500            1,835

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Mitsubishi Estate                                    239,850    $       7,470
  Mitsubishi Gas Chemical                               37,000              402
  Mitsubishi Heavy Industries                          269,100            1,519
  Mitsubishi UFJ Financial Group                           659            8,116
  Mitsubishi UFJ Securities                             38,000              454
  Mitsui                                               186,300            3,349
  Mitsui Chemicals                                     261,000            2,267
  Mitsui Mining & Smelting                              47,000              265
  Mitsui OSK Lines                                     373,000            4,212
  Mitsui Sumitomo Insurance                             98,600            1,230
  Mitsui Trust Holdings                                 62,000              691
  Mitsumi Electric                                      22,300              663
  Mizuho Financial Group                                   337            2,361
  Murata Manufacturing                                   7,100              514
  Nagase                                                10,000              132
  Namco Bandai Holdings                                 55,900              825
  NEC                                                  103,000              546
  NGK Spark Plug                                        21,900              415
  Nikko Cordial                                         62,500              605
  Nikon                                                 63,300            1,453
  Nintendo                                              15,945            4,239
  Nippo                                                 10,000               79
  Nippon Electric Glass                                 53,400            1,305
  Nippon Express                                         5,000               32
  Nippon Konpo Unyu Soko                                 6,000               81
  Nippon Meat Packers                                  134,400            1,680
  Nippon Mining Holdings                               350,900            2,935
  Nippon Oil                                           120,000              876
  Nippon Shokubai                                       14,000              153
  Nippon Steel                                         367,000            2,493
  Nippon Telegraph & Telephone                             997            5,284
  Nippon Yusen KK                                       32,000              253
  Nishimatsu Construction                              147,000              504
  Nissan Motor                                         430,700            4,987
  Nissan Shatai                                         13,000               67
  Nisshin Seifun Group                                  13,500              141
  Nitto Denko                                            8,200              419
  Nomura Holdings                                       18,000              391
  NSK                                                   37,000              322
  NTT Data                                                 201            1,018
  NTT DoCoMo                                               200              366
  NTT Urban Development                                    223              504
  Obayashi                                             220,000            1,480
  Odakyu Electric Railway (B)                           38,200              286
  Oita Bank                                              1,000                7
  Okasan Holdings                                       16,000              130
  Oki Electric Industry (B)                            202,000              356
  Okumura                                               99,000              546
  Ono Pharmaceutical                                     7,500              405
  Orient                                                50,000               79
  ORIX                                                  28,390            7,811
  Osaka Gas                                            128,000              502
  Rengo                                                 48,000              304
  Ricoh                                                 80,000            1,769
  Rohm                                                  20,900            1,917
  Royal Holdings                                         3,000               40
  Sankyo                                                 6,700              300
  Sanwa Shutter                                          8,000               50
  Seikagaku                                              4,100               44
  Seino Transportation                                  17,000              171
  Sekisui Chemical                                      65,900              543
  Sekisui House                                         33,000              493
  SFCG                                                   3,300              538
  Sharp                                                122,000            2,260
  Shimamura                                              4,800              544
  Shin-Etsu Chemical                                    14,100              883
  Shinko Securities                                     58,000              308
  Shinsei Bank                                          86,000              460

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Shiseido                                              12,000    $         254
  Showa Shell Sekiyu                                    46,900              542
  Sintokogio                                             4,700               66
  SMC                                                    8,000            1,067
  Softbank (B)                                         173,100            4,376
  Sojitz                                                55,400              247
  Sompo Japan Insurance                                 62,800              842
  Sony                                                  32,200            1,677
  Stanley Electric                                      10,100              201
  Sumco                                                 29,400            1,089
  Sumitomo                                             134,100            2,411
  Sumitomo Bakelite                                     20,000              144
  Sumitomo Chemical                                    116,000              881
  Sumitomo Heavy Industries                            167,000            1,711
  Sumitomo Metal Industries                            306,400            1,546
  Sumitomo Metal Mining                                 59,000            1,053
  Sumitomo Mitsui Financial Group                          903            8,764
  Sumitomo Osaka Cement                                425,300            1,389
  Sumitomo Realty & Development                         41,000            1,633
  Sumitomo Rubber Industries                             5,900               70
  Sumitomo Trust & Banking                              45,000              510
  Sumitomo Wiring Systems                                4,000               95
  Suzuken                                               15,600              558
  Suzuki Motor                                          72,300            1,983
  T&D Holdings                                           1,150               83
  Tachihi Enterprise                                     1,000               42
  Taiheiyo Cement                                      109,000              478
  Takeda Pharmaceutical                                 69,800            4,795
  Tanabe Seiyaku (B)                                    55,400              747
  TDK                                                   23,900            1,991
  Teijin                                                71,000              386
  Toho Titanium*                                        11,000              597
  Tohoku Electric Power                                 55,900            1,491
  Tokai Rika                                             1,900               47
  Tokuyama                                              27,000              468
  Tokyo Electric Power                                 110,500            3,852
  Tokyo Electron                                        27,300            1,982
  Tokyo Gas (B)                                        140,900              791
  Tokyu                                                 66,600              537
  Toppan Printing                                       89,300              902
  Toshiba                                              406,600            2,567
  Towa Real Estate Development*                          7,500               41
  Toyo Seikan Kaisha                                    86,600            1,688
  Toyo Suisan Kaisha                                    95,800            1,759
  Toyota Auto Body                                       7,700              148
  Toyota Industries                                     33,000            1,638
  Toyota Motor                                         168,900           11,432
  Trend Micro                                           19,200              543
  Trusco Nakayama                                        2,400               49
  Uniden                                                15,000              120
  UNY                                                   40,000              557
  Ushio                                                 15,900              307
  West Japan Railway                                       100              473
  Yahoo! Japan (B)                                       2,597              985
  Yamada Denki                                          13,570            1,211
  Yamaha                                                51,900            1,185
  Yamaha Motor                                          10,000              297
  Yamato Kogyo                                           5,100              161
  Yamato Transport                                      49,700              795
  Yamazaki Baking (B)                                  170,500            1,576
  Yaskawa Electric (B)                                  77,000              838
                                                                  -------------
                                                                        253,832
                                                                  -------------
KAZAKHSTAN -- 0.0%
  Kazkommertsbank*                                      37,970              759
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
LUXEMBOURG -- 0.1%
  SES Global FDR                                        38,100    $         710
  SES Global FDR (Paris Exchange)                       31,763              596
  Ternium ADR*                                          28,900              777
                                                                  -------------
                                                                          2,083
                                                                  -------------
MALAYSIA -- 0.6%
  Affin Holdings                                       166,600              106
  AMMB Holdings                                        206,000              196
  Boustead Holdings                                    155,000               97
  Digi.Com                                              32,000              155
  EON Capital                                           54,900               99
  Genting                                               32,000              324
  Hong Leong Bank                                       70,400              124
  Hong Leong Financial Group                            62,000              101
  IOI                                                  513,100            2,827
  Mulpha International*                                225,000              109
  Public Bank                                          117,000              294
  Resorts World                                        501,700            2,148
  Selangor Properties                                   73,000               75
  Sunway City                                          110,000               88
  TA Enterprise                                        130,900               63
  Tenaga Nasional                                      687,100            2,354
                                                                  -------------
                                                                          9,160
                                                                  -------------
MEXICO -- 1.3%
  Alfa                                                  43,100              273
  America Movil ADR, Ser L                             112,220            4,915
  America Movil, Ser L                                 360,500              788
  Cemex                                                277,400              945
  Cintra                                               107,400               26
  Coca-Cola Femsa, Ser L                                43,800              151
  Consorcio ARA*                                       405,593            2,547
  Controladora Comercial Mexicana                       76,800              195
  Corp Mexicana de Restaurantes                         29,600               15
  Embotelladoras Arca                                   46,700              167
  Fomento Economico Mexicano ADR (B)                    33,640            3,710
  Grupo Bimbo, Ser A                                    67,300              314
  Grupo Carso, Ser A1                                   27,200               92
  Grupo Financiero Banorte                             632,989            2,455
  Grupo Lamosa*                                         13,500               46
  Grupo Mexicano de Desarrollo*                          4,900               15
  Grupo Mexico, Ser B                                  107,500              466
  Grupo Simec ADR*                                       9,700              110
  Grupo Televisa                                         8,000               44
  Grupo Televisa ADR (B)                               101,100            2,759
  Organizacion Soriana                                  67,200              192
  Telefonos de Mexico                                  313,200              455
  Telefonos de Mexico ADR, Ser L                        10,400              302
  Vitro, Ser A                                          15,000               29
  Wal-Mart de Mexico, Ser V                             11,600               45
                                                                  -------------
                                                                         21,056
                                                                  -------------
NETHERLANDS -- 3.4%
  ABN AMRO Holding                                     119,508            4,185
  Aegon                                                130,821            2,584
  Akzo Nobel                                            85,740            5,277
  ASML Holding*                                          3,590               88
  Buhrmann                                              16,800              229
  Corio +                                                5,800              538
  CSM                                                    3,153              109
  European Aeronautic Defense and Space                 88,494            3,029

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Fugro                                                  7,105    $         332
  Heineken                                               5,174              255
  Heineken Holding                                      12,498              527
  ING Groep (B)                                        237,001           10,103
  Koninklijke Ahold*                                    50,800              507
  Koninklijke BAM Groep                                 50,300            1,031
  Koninklijke DSM                                       21,813              944
  Koninklijke Philips Electronics                       49,600            1,820
  Mittal Steel (B)                                      89,505            4,529
  Randstad Holdings                                      3,421              239
  Reed Elsevier                                        101,257            1,787
  Royal Dutch Shell, Cl A                              200,741            6,526
  Royal Dutch Shell, Cl A (GBP)                         36,555            1,184
  Royal Dutch Shell, Cl B                              158,358            5,111
  Royal KPN                                             78,382            1,207
  Unilever                                             130,923            3,388
  Wolters Kluwer                                        20,400              616
                                                                  -------------
                                                                         56,145
                                                                  -------------
NEW ZEALAND -- 0.1%
  Air New Zealand                                       31,600               52
  Fletcher Building                                     66,300              493
  Telecom of New Zealand (B)                           337,131            1,138
  Tower*                                               309,000              535
                                                                  -------------
                                                                          2,218
                                                                  -------------
NORWAY -- 0.4%
  DnB                                                   58,583              792
  Norsk Hydro                                           39,529            1,223
  Norske Skogindustrier                                 31,642              552
  Orkla                                                 21,031            1,366
  Tandberg                                              88,500            1,581
  Telenor                                               18,300              338
  Yara International                                     8,363              231
                                                                  -------------
                                                                          6,083
                                                                  -------------
PHILIPPINES -- 0.1%
  JG Summit Holdings                                   707,000              178
  Philippine National Bank*                             80,100               83
  SM Investments                                        89,500              650
                                                                  -------------
                                                                            911
                                                                  -------------
POLAND -- 0.1%
  Bank Handlowy w Warszawie*                             1,561               47
  Echo Investment*                                       1,400               47
  Globe Trade Centre*                                   10,000              159
  Grupa Lotos*                                           6,261               89
  KGHM Polska Miedz*                                     8,800              266
  Orbis                                                  4,868              140
  Polski Koncern Naftowy Orlen*                         20,000              295
  Telekomunikacja Polska                                51,000              388
                                                                  -------------
                                                                          1,431
                                                                  -------------
PORTUGAL -- 0.4%
  Banco Comercial Portugues                            621,065            2,264
  Banco Espirito Santo                                 120,338            2,226
  Energias de Portugal                                 340,364            1,861
  Sonae Industria*                                      46,800              548
                                                                  -------------
                                                                          6,899
                                                                  -------------
RUSSIA -- 2.0%
  Cherkizovo Group GDR*                                 46,359              665
  LUKOIL ADR                                            44,316            3,521

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  MMC Norilsk Nickel ADR                                20,345    $       3,624
  Mobile Telesystems ADR (B)                            65,400            3,355
  Novolipetsk Steel GDR (B)                             65,891            1,713
  OAO Gazprom ADR                                      136,430            5,549
  Open Investments GDR*                                 52,000            1,658
  Polyus Gold*                                          33,344            1,684
  Rosneft Oil GDR*                                     238,788            2,011
  Rostelecom ADR                                         4,900              239
  Sberbank GDR (EUR)                                       428              185
  Sberbank GDR (USD)                                     8,620            3,082
  Surgutneftegaz ADR (B)                                35,501            2,112
  Unified Energy System GDR                             29,900            3,543
                                                                  -------------
                                                                         32,941
                                                                  -------------
SINGAPORE -- 1.2%
  Allgreen Properties                                1,413,600            1,460
  CapitaLand                                           192,000              879
  Cerebos Pacific                                        3,000                6
  DBS Group Holdings                                   282,600            3,935
  Flextronics International                             38,300              419
  Guocoland                                             15,000               28
  Ho Bee Investment                                     34,000               36
  Hotel Plaza                                            5,000                7
  Jardine Cycle & Carriage                             198,200            1,684
  K1 Ventures                                           91,000               18
  Keppel Land                                          103,000              572
  Kim Eng Holdings                                      45,000               45
  Metro Holdings                                        29,000               16
  Neptune Orient Lines                               1,362,100            2,564
  SembCorp Industries                                  245,100              705
  Singapore Airlines                                   108,637            1,122
  Singapore Technologies Engineering                    28,000               59
  Singapore Telecommunications                         815,400            1,706
  STATS ChipPAC*                                     1,858,300            1,798
  United Industrial                                     88,000              154
  United Overseas Bank                                  38,700              516
  UOL Group                                            483,300            1,573
  Venture*                                              63,600              578
  Wheelock Properties S                                 23,000               42
  Wing Tai Holdings                                     28,000               51
                                                                  -------------
                                                                         19,973
                                                                  -------------
SOUTH AFRICA -- 0.8%
  ABSA Group                                            34,035              641
  Aeci                                                   6,000               58
  African Rainbow Minerals*                              8,265              110
  Allied Technologies                                    6,000               54
  AngloGold Ashanti                                      9,000              390
  Assore                                                 4,923              139
  Barloworld                                            18,133              430
  DataTec                                               15,293               71
  Delta Electrical Industries                            7,876               21
  Distell Group                                          8,397               60
  Gold Fields                                            4,170               72
  Grindrod                                              33,000               78
  Harmony Gold Mining                                   20,000              266
  Impala Platinum Holdings                                 900               26
  Investec                                              18,000              212
  JD Group                                               8,000              100
  Johnnic Communications                                 4,000               49
  Johnnic Holdings                                      62,458              103
  Lewis Group                                            9,000               84
  Liberty Group                                         14,124              155
  Merafe Resources*                                    909,672              123
  Metropolitan Holdings                                 36,000               75

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Mittal Steel South Africa                             16,059    $         243
  MTN Group                                              4,000               48
  Nampak                                                40,000              128
  Nedbank Group                                         15,000              278
  Sanlam                                             1,188,410            3,096
  Sappi (B)                                            163,598            2,306
  Sasol                                                 50,417            1,615
  Standard Bank Group                                   72,100              996
  Telkom                                                18,000              403
  Tiger Brands                                           6,816              164
                                                                  -------------
                                                                         12,594
                                                                  -------------
SOUTH KOREA -- 2.3%
  Daegu Bank                                            11,720              200
  Daewoo Shipbuilding & Marine Engineering              82,260            2,900
  Doosan*                                                  828               51
  E1                                                     1,746               95
  GS Holdings                                            5,030              172
  Honam Petrochemical                                    6,000              516
  Hyundai Development                                   43,250            2,618
  Hyundai Heavy Industries                               3,780              646
  Hyundai Mipo Dockyard                                  1,230              200
  Hyundai Mobis                                          7,080              586
  Hyundai Motor                                         36,150            2,649
  Industrial Bank of Korea                              10,680              212
  Kangwon Land                                           9,700              185
  KISWIRE                                                2,710               79
  Kookmin Bank                                           6,170              556
  Kookmin Bank ADR (B)                                  38,283            3,420
  Korea Electric Power                                  17,970              756
  Korea Kumho Petrochemical                              2,770               78
  Korean Air Lines                                       5,290              188
  KT                                                     1,400               63
  KT&G                                                     990               60
  LG Home Shopping                                       1,514              120
  Lotte Confectionery                                      144              185
  LS Cable                                                 700               25
  Nong Shim Holdings                                     1,110               99
  POSCO                                                  4,300            1,612
  Pusan Bank                                            12,710              176
  Samsung Electronics                                    8,913            5,367
  Samsung Electronics GDR                                5,214            1,565
  Samsung Fire & Marine Insurance                       12,729            2,244
  Samsung Heavy Industries                               7,270              178
  Samwhan                                                2,980               65
  SFA Engineering                                        2,225               70
  Shinhan Financial Group                              100,040            5,641
  Shinhan Financial Group ADR                            2,300              259
  Shinsegae                                              3,723            2,143
  Shinyoung Securities                                   1,900               94
  SK                                                     6,168              524
  SK Telecom                                               519              108
  Woori Finance Holdings                                27,870              706
  Woori Investment & Securities                         40,740              908
                                                                  -------------
                                                                         38,319
                                                                  -------------
SPAIN -- 2.6%
  Acerinox (B)                                          67,976    $       1,808
  ACS Actividades Construcciones y Servicios            93,350            5,276
  Altadis                                               18,600              942
  Banco Bilbao Vizcaya Argentaria (B)                  144,992            3,530
  Banco Popular Espanol                                 56,421            1,108
  Banco Santander Central Hispano                      431,500            7,986

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Ebro Puleva                                          105,141    $       2,444
  Endesa (B)                                            69,300            3,520
  Fomento de Construcciones y Contratas                  5,000              519
  Gas Natural SDG                                       85,300            3,646
  Iberdrola                                             25,800            1,130
  Inditex                                                5,265              306
  Repsol (B)                                           230,496            7,317
  Sol Melia                                             18,200              414
  Telefonica                                           174,522            3,758
  Union Fenosa (B)                                       2,536              127
                                                                  -------------
                                                                         43,831
                                                                  -------------
SWEDEN -- 1.8%
  Assa Abloy, Cl B                                      19,200              415
  Atlas Copco, Cl A                                    146,600            4,607
  Axfood (B)                                             5,100              200
  Boliden                                               17,928              378
  Electrolux, Ser B                                     89,554            2,004
  Eniro                                                 40,900              481
  Fabege                                                19,200              516
  Getinge                                               72,100            1,490
  Hennes & Mauritz, Cl B                                 9,900              516
  Investor, Cl B (B)                                   101,900            2,353
  Kungsleden                                            98,200            1,651
  Nordea Bank                                          129,225            1,960
  Sandvik                                               49,215              771
  Scania, Cl B                                           7,200              530
  Skandinaviska Enskilda Banken, Cl A                   21,170              647
  Ssab Svenskt Stal, Cl B                               24,700              632
  Svenska Cellulosa, Cl B                               55,163            2,854
  Svenska Handelsbanken, Cl A                            9,963              286
  Swedish Match                                         71,069            1,226
  Tele2, Cl B                                           33,200              499
  Telefonaktiebolaget LM Ericsson, Cl B                119,000              423
  TeliaSonera                                          199,829            1,680
  Trelleborg, Cl B                                      23,200              585
  Volvo, Cl B                                           45,055            3,461
                                                                  -------------
                                                                         30,165
                                                                  -------------
SWITZERLAND -- 3.8%
  ABB                                                   16,116              270
  Adecco*                                                5,831              388
  Banque Cantonale Vaudoise                                400              189
  Bobst Group                                              199               10
  Bucher Industries                                      2,200              272
  Ciba Specialty Chemicals                               5,100              324
  Clariant*                                             23,700              371
  Compagnie Financiere Richemont, Cl A                  47,858            2,638
  Credit Suisse Group                                  105,114            7,273
  Forbo Holding*                                           550              224
  Geberit                                                  174              287
  Helvetia Holding                                         800              312
  Holcim                                                32,797            3,252
  Nestle (B)                                            12,748            4,739
  Novartis (B)                                         170,613            9,479
  OC Oerlikon                                            2,900            1,446
  Petroplus Holdings*                                    4,934              343
  Phonak Holding                                         2,868              217
  Rieter Holding                                           307              155
  Roche Holding (B)                                     54,362            9,678
  STMicroelectronics                                     1,475               29
  Swatch Group                                           3,343              164

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Swiss Life Holding                                     2,200    $         560
  Swiss Reinsurance (B)                                 62,749            5,344
  Swisscom                                               5,113            1,918
  UBS                                                  100,565            5,950
  Xstrata                                               55,463            2,603
  Zurich Financial Services                             18,777            5,366
                                                                  -------------
                                                                         63,801
                                                                  -------------
TAIWAN -- 1.7%
  Acer                                                 196,000              364
  Advanced Semiconductor
    Engineering*                                     2,277,873            2,626
  Asustek Computer                                     205,000              533
  AU Optronics                                         348,140              490
  Capital Securities                                   191,000               88
  Cheng Loong                                          269,000              105
  China Development Financial Holding                  766,000              347
  China Motor                                          143,000              135
  China Steel                                          611,000              670
  Chinatrust Financial Holding                       3,057,600            2,391
  Chunghwa Telecom                                     368,000              684
  Compal Electronics                                 1,949,267            1,675
  CTCI                                                 135,000              126
  Eastern Media International                          309,000               77
  Far Eastern Textile                                  312,000              261
  Far EasTone Telecommunications                       215,000              245
  Formosa Chemicals & Fibre                             26,000               50
  Formosa Taffeta                                      192,000              149
  HON HAI Precision Industry                           513,215            3,449
  HON HAI Precision Industry GDR                        26,454              367
  Inventec                                             226,000              176
  KYE Systems                                           46,000               54
  Lite-On Technology                                   225,000              320
  MediaTek                                             208,000            2,241
  Mega Financial Holding                               482,000              319
  Nan Ya Plastic                                       391,000              656
  Nanya Technology                                     276,000              210
  Powerchip Semiconductor                              336,000              213
  President Securities                                 242,000              133
  ProMOS Technologies                                  493,000              185
  Quanta Computer                                      338,000              565
  Shih Wei Navigation                                   80,000               82
  Siliconware Precision Industries                     427,507              751
  Sincere Navigation                                    73,000              106
  Taiwan Cement                                        245,000              201
  Taiwan Navigation                                    106,000               97
  Taiwan Polypropylene                                  46,000               44
  Taiwan Semiconductor Manufacturing                   383,399              783
  Taiwan Semiconductor Manufacturing ADR (B)           376,711            4,182
  Tung Ho Steel Enterprise                              68,000               73
  United Microelectronics                            3,284,276            1,951
  Universal Scientific Industrial                      133,000               66
  Walsin Lihwa*                                        383,000              193
  Winbond Electronics*                                 471,000              170
  Wistron                                              128,000              174
  Yuanta Core Pacific Securities                       336,000              255
                                                                  -------------
                                                                         29,032
                                                                  -------------
THAILAND -- 0.3%
  Bangkok Bank NVDR*                                   170,000              546
  CalComp Electronics Thailand
    NVDR*                                              589,200               82
  Kasikornbank NVDR*                                   142,100              268

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  Krung Thai Bank NVDR*                                489,000    $         167
  PTT                                                   34,400              211
  PTT (Foreign)                                        336,300            2,060
  Siam Commercial Bank*                                867,300            1,686
  Thai Airways International NVDR*                     124,000              154
                                                                  -------------
                                                                          5,174
                                                                  -------------
TURKEY -- 0.6%
  Akbank*                                               60,000              395
  Anadolu Isuzu Otomotiv Sanayi*                         6,000               55
  Arcelik*                                              15,037              102
  Aygaz*                                                18,000               48
  Bossa Ticaret Sanayi Isletme*                         32,000               45
  Eczacibasi Ilac Sanayi*                               20,902               85
  Ford Otomotiv Sanayi                                  22,320              191
  Haci Omer Sabanci Holding                            578,748            2,332
  Ihlas Holding*                                       134,000               53
  KOC Holding*                                          41,027              178
  Petrol Ofisi*                                         24,292              100
  Tupras Turkiye Petrol Rafine                         159,628            3,075
  Turk Hava Yollari*                                    11,247               60
  Turkcell Iletisim Hizmet                                   1               --
  Turkiye Is Bankasi                                   543,341            2,574
  Vestel Elektronik Sanayi*                             50,029              124
  Yazicilar Holding                                      2,000               13
  Yazicilar Holding - New Line*                          6,000               34
                                                                  -------------
                                                                          9,464
                                                                  -------------
UNITED KINGDOM -- 12.5%
  3i Group                                               2,762               60
  Acergy*                                              143,650            2,707
  Amec                                                  57,400              519
  Anglo American                                       153,665            7,276
  Antofagasta                                           64,200              584
  ARM Holdings                                          63,141              159
  AstraZeneca                                          131,591            7,386
  AstraZeneca (SEK)                                     27,350            1,540
  Aviva                                                386,933            6,203
  BAE Systems                                          671,600            5,735
  Balfour Beatty                                         8,818               78
  Barclays                                             646,387            9,374
  Barratt Developments                                  68,556            1,583
  Bellway                                               60,604            1,757
  BHP Billiton                                          76,323            1,528
  Bovis Homes Group                                     89,314            1,822
  BP                                                   554,045            5,668
  Brit Insurance Holdings                               33,800              205
  British Airways                                      231,973            2,439
  British American Tobacco                              70,534            2,141
  British Energy Group*                                162,600            1,319
  British Land +                                        30,479              895
  BT Group                                             590,465            3,422
  Burberry Group                                       189,400            2,344
  Cable & Wireless                                     153,400              495
  Cadbury Schweppes                                     79,825              853
  Carnival                                              23,488            1,116
  Centrica                                             125,472              920
  Compass Group                                        242,900            1,442
  Cookson Group                                        135,801            1,560
  Corus Group                                           39,000              460
  Diageo                                               219,860            4,328
  Emap                                                   6,700               95
  Enterprise Inns                                       68,992              851
  Firstgroup                                             5,500               66
  Friends Provident                                    181,820              734
  Gallaher Group                                         2,657               59

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                      Shares           ($ Thousands)
-------------------------------------------------------------------------------
  GKN                                                   74,300    $         501
  GlaxoSmithKline                                      292,861            8,207
  Great Portland Estates                                36,300              534
  Greene King                                           49,700            1,047
  Hammerson +                                           26,462              797
  Hanson                                                25,657              409
  Hays                                                  41,626              121
  HBOS                                                 392,559            8,316
  Home Retail Group*                                    38,153              316
  HSBC Holdings                                        461,759            8,063
  Imperial Tobacco Group                                25,819            1,073
  Intercontinental Hotels Group                         20,725              487
  International Power                                  228,558            1,635
  Investec                                              32,000              386
  ITV                                                  733,700            1,578
  J Sainsbury                                          397,326            3,981
  Kazakhmys                                             28,500              615
  Kesa Electricals                                      74,300              492
  Kingfisher                                            78,600              387
  Ladbrokes                                             50,000              395
  Land Securities Group +                                1,815               73
  Legal & General Group                                608,320            1,866
  Liberty International +                               21,923              521
  Lloyds TSB Group                                     133,366            1,500
  LogicaCMG                                            121,700              404
  Man Group                                             45,200              486
  Marks & Spencer Group                                323,400            4,278
  Marston's                                              5,000               44
  Michael Page International                            36,801              347
  Millennium & Copthorne Hotels                         27,100              334
  Mitchells & Butlers                                  131,551            1,829
  National Grid                                        137,428            2,055
  Next                                                  19,116              765
  Old Mutual                                           375,356            1,297
  Pearson                                              120,337            1,863
  Persimmon                                             34,100              933
  Provident Financial                                   34,700              499
  Prudential                                           148,500            1,960
  Punch Taverns                                         76,399            1,731
  Rank Group                                           113,100              496
  Reckitt Benckiser                                     23,842            1,198
  Reed Elsevier                                         76,505              890
  Resolution                                            58,671              722
  Rexam                                                149,400            1,476
  Rio Tinto                                             41,403            2,220
  Royal & Sun Alliance Insurance Group                 467,158            1,405
  Royal Bank of Scotland Group                         362,072           14,255
  SABMiller                                            103,048            2,278
  Scottish & Newcastle                                 236,377            2,439
  Scottish & Southern Energy                            37,740            1,063
  Scottish Power                                       300,659            4,508
  Severn Trent                                          18,300              495
  Signet Group*                                        617,900            1,420
  Smith & Nephew                                        42,700              496
  Smiths Group                                           1,946               39
  Stagecoach Group                                      20,015               61
  Standard Chartered                                    54,707            1,531
  Tate & Lyle                                           40,300              443
  Taylor Woodrow                                        69,095              551
  Tesco                                                104,600              886
  Travis Perkins                                        11,500              441
  Trinity Mirror                                        13,344              128
  Unilever                                              93,812            2,502
  United Utilities                                      39,968              570
  Vodafone Group                                     7,020,192           19,467
  Whitbread                                             47,800            1,544
  William Hill                                          32,400              402

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Shares/
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Wimpey George                                        132,232    $       1,475
  WPP Group                                              3,947               57
  Yell Group                                            25,900              304
                                                                  -------------
                                                                        207,610
                                                                  -------------
Total Common Stock
  (Cost $1,188,879) ($ Thousands)                                     1,399,597
                                                                  -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 7.2%

UNITED STATES -- 7.2%
  FHLMC (D)
    5.565%, 10/01/35                             $          16               16
    5.249%, 11/09/07                                     7,375            7,114
  FHLMC 15 Year TBA
    6.000%, 08/01/21                                     1,000            1,016
    6.000%, 10/01/21                                    10,893           11,064
    6.000%, 11/01/21                                     1,000            1,016
  FNMA 15 Year TBA
    6.000%, 03/01/16                                     5,000            5,077
    6.000%, 03/01/19                                    13,000           13,199
    6.000%, 12/01/21                                         0               --
    5.500%, 12/01/20                                     3,679            3,688
    5.500%, 02/01/21                                       962              964
    5.500%, 06/01/21                                        47               47
    5.500%, 07/01/21                                        25               25
    5.500%, 03/01/22                                    25,000           25,055
  FNMA 30 Year TBA
    6.500%, 03/01/37                                     9,000            9,174
    5.500%, 03/01/37                                     8,000            7,935
  FNMA TBA
    5.000%, 03/18/22                                    27,000           26,637
  GNMA (D)
    5.625%, 02/20/34                                       475              479
    5.500%, 06/20/34                                       585              589
    5.250%, 08/20/34                                       261              262
    5.000%, 01/20/33                                       924              926
    5.000%, 04/20/34                                       462              463
    4.500%, 08/20/34                                       564              565
    4.500%, 06/20/36                                     1,523            1,521
    4.000%, 02/20/35                                       401              400
    3.750%, 12/20/33                                     2,345            2,332
                                                                  -------------
Total U.S. Government Agency Mortgage-Backed Obligations
  (Cost $118,953) ($ Thousands)                                         119,564
                                                                  -------------

ASSET-BACKED SECURITIES -- 6.9%

MORTGAGE RELATED SECURITIES -- 6.9%
  ACE Securities, Ser 2003-NC1,
    Cl M (D)
    6.100%, 03/25/07                                       650              653
  ACE Securities, Ser 2003-OP1,
    Cl M1 (D)
    6.020%, 03/26/07                                       300              301
  Aames Mortgage Investment Trust,
    Ser 2005-4, Cl B2 (D)
    8.070%, 03/12/07                                       150              134
  Adjustable Rate Mortgage Trust,
    Ser 2005-5, Cl 1A1 (D)
    4.946%, 09/25/35                                     1,210            1,213
  Aegis Asset Backed Securities
    Trust, Ser 2003-3, Cl M1 (D)
    6.020%, 03/25/07                                        69               69

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  American Home Mortgage
    Investment Trust, Ser 2004-3,
    Cl 2A (D)
    3.590%, 03/01/07                             $       4,217    $       4,215
  American Home Mortgage
    Investment Trust, Ser 2005-1,
    Cl 6A (D)
    5.294%, 03/25/07                                     5,849            5,847
  American Home Mortgage
    Investment Trust, Ser 2005-4,
    Cl 5A (D)
    5.350%, 03/25/07                                     1,871            1,875
  American Home Mortgage
    Investment Trust, Ser 2006-1,
    Cl 2A3 (D)
    5.100%, 03/25/07                                     1,395            1,380
  Ameriquest Mortgage Securities,
    Ser 2003-2, Cl M1 (D)
    6.220%, 03/25/07                                       475              475
  Argent Securities, Ser 2003-W5,
    Cl M1 (D)
    6.020%, 03/25/07                                       250              252
  Argent Securities, Ser 2003-W9,
    Cl M1 (D)
    6.010%, 03/26/07                                       369              371
  Asset-Backed Securities Home
    Equity Loan Trust, Ser 2003-HE5,
    Cl M1 (D)
    6.070%, 03/15/07                                       456              458
  Banc of America Commercial
    Mortgage, Ser 2006-2, Cl A1
    5.611%, 05/10/45                                     1,033            1,044
  Banc of America Funding, Ser 2006-
    A, Cl 2A2 (D)
    5.485%, 03/01/07                                       186              191
  Basic Asset Backed Securities
    Trust, Ser 2006-1, Cl A1 (D)
    5.400%, 03/25/07                                     1,768            1,768
  Bear Stearns NIM Trust, Ser 2005-
    AQ2N, Cl A1 (F)
    5.500%, 09/25/35                                        --               --
  Chase Funding Mortgage Loan,
    Ser 2003-1, Cl 1A4
    4.119%, 02/25/29                                       259              258
  Chase Funding Mortgage Loan,
    Ser 2004-2, Cl 1A3
    4.209%, 09/25/26                                       716              712
  Countrywide Alternative Loan Trust,
    Ser 2004-33, Cl 1A1 (D)
    4.983%, 03/01/07                                     1,064            1,079
  Countrywide Alternative Loan Trust,
    Ser 2005-69, Cl M3 (D)
    6.470%, 03/27/07                                       220              223
  Countrywide Alternative Loan Trust,
    Ser 2005-IM1, Cl M3 (D)
    7.320%, 03/27/07                                       380              384
  Countrywide Alternative Loan Trust,
    Ser 2006-0A11, Cl M3 (D)
    5.750%, 03/30/07                                       450              451
  Countrywide Asset-Backed Certificates,
    Ser 2003-5, Cl MV2 (D)
    6.920%, 01/25/34                                       303              305
  Countrywide Asset-Backed Certificates,
    Ser 2004-11, Cl A2 (D)
    5.700%, 03/25/07                                       245              245

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Countrywide Asset-Backed Certificates,
    Ser 2005-15, Cl 1AF1 (D)
    5.460%, 03/25/07                             $         628    $         628
  Countrywide Asset-Backed Certificates,
    Ser 2006-IM1, Cl A1 (D)
    5.410%, 03/27/07                                       712              712
  Countrywide Home Equity Loan Trust,
    Ser 2006-D,
    Cl 2A (D)
    5.520%, 03/30/07                                     3,228            3,228
  Countrywide Home Loans, Ser 2004-22,
    Cl A1 (D)
    5.090%, 03/01/07                                       662              659
  Countrywide Home Loans, Ser 2006-HYB2,
    Cl 1A1 (D)
    5.152%, 03/20/07                                     2,035            2,034
  Countrywide Home Loans, Ser 2007-HYB1,
    Cl 1A1 (D)
    5.616%, 03/25/37                                     1,594            1,601
  Credit Suisse Asset-Backed Mortgage Trust,
    Ser 2006-1, Cl A1B (D)
    5.540%, 03/26/07                                       629              629
  DLSA Mortgage Loan Trust, Ser 2006-AR1,
    Cl M4 (D)
    6.060%, 03/19/07                                       250              251
  DSLA Mortgage Loan Trust, Ser 2004-AR4,
    Cl B1 (D)
    5.920%, 03/19/07                                       335              337
  DSLA Mortgage Loan Trust, Ser 2006-AR1,
    Cl M5 (D)
    6.130%, 03/19/07                                       150              151
  DSLA Mortgage Loan Trust, Ser 2006-AR1,
    Cl M7 (D)
    7.070%, 03/19/07                                       150              151
  Deutsche Alternatives Securities Mortgage
    Loan Trust, Ser 2006-AB3, Cl A1 (D)
    6.250%, 06/30/36                                     1,363            1,362
  Duke Funding, Ser 2004-6B, Cl A1S1
    (C) (D) (F)
    5.430%, 10/09/07                                     1,480            1,480
  First Franklin Mortgage Loan Asset,
    Ser 2004-FF10, Cl A2 (D)
    5.720%, 03/26/07                                       167              168
  First Franklin Mortgage Loan Asset,
    Ser 2005-FF4, Cl 2A3 (D)
    5.540%, 03/25/07                                     2,000            2,001
  First Horizon Alternative Mortgage Trust,
    Ser 2006-AA6, Cl 2A1 (D)
    5.724%, 03/01/07                                     5,911            5,948
  First Horizon Mortgage Pass-Through Trust,
    Ser 2006-AR3, Cl 1A1 (D)
    5.915%, 03/01/07                                     1,699            1,709
  GMAC Mortgage Loan Trust, Ser 2006-HE1,
    Cl A (D)
    5.530%, 03/25/07                                     5,400            5,402
  GSAA Home Equity NIM Trust, Ser 2006-2,
    Cl 2A1 (D)
    5.420%, 03/27/07                                     4,160            4,160
  GSAA Home Equity NIM Trust, Ser 2006-3N,
    Cl N1 (F)
    5.750%, 03/25/36                                        21               21

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  GSAA Home Equity NIM Trust, Ser 2006-HE3N,
    Cl N1 (F)
    5.500%, 05/25/36                             $          70    $          68
  Greenpoint Mortgage Funding Trust, Ser
    2006-AR1, Cl M3 (D)
    5.890%, 03/27/07                                       350              351
  HSI Asset Securitization Trust,
    Ser 2005-NC2, Cl M2A1 (D)
    5.450%, 03/25/07                                       462              462
  Home Equity Asset NIM Trust, Ser 2003-4,
    Cl M2 (D)
    7.220%, 03/25/07                                       350              351
  Home Equity Asset NIM Trust, Ser 2006-1N,
    Cl A (F)
    6.500%, 05/27/36                                        68               67
  Impac NIM Trust, Ser 2006-1, Cl N (F)
    6.000%, 03/25/36                                        39               39
  Indymac Mortgage Loan Trust, Ser 2004-AR11,
    Cl 4A1 (D)
    5.819%, 03/01/07                                     2,284            2,297
  Indymac Mortgage Loan Trust, Ser 2004-AR6,
    Cl 1A (D)
    5.469%, 03/01/07                                       278              286
  Irwin Home Equity, Ser 2005-1, Cl 2A1 (D)
    5.460%, 03/25/07                                         4                4
  Lehman Mortgage Trust, Ser 2006-4, Cl 4A1
    6.000%, 08/25/21                                     3,942            4,007
  Lehman XS Trust, Ser 2005-5N, Cl M4 (D)
    7.070%, 03/31/07                                       575              555
  Lehman XS Trust, Ser 2005-7N, Cl M71 (D)
    7.070%, 03/27/07                                       335              322
  MLCC Mortgage Investors, Ser 2006-1,
    Cl 1A1 (D)
    5.350%, 02/25/36                                     2,276            2,310
  Master Adjustable Rate Mortgages,
    Ser 2004-6, Cl 2A1 (D)
    3.859%, 07/25/34                                     4,293            4,279
  Master Adjustable Rate Mortgages,
    Ser 2005-2, Cl 3A1 (D)
    4.780%, 03/25/35                                     1,862            1,873
  Master Asset Backed Securities Trust,
    Ser 2002-OPT1, Cl M1 (D)
    7.045%, 03/01/07                                        19               19
  Master Asset Backed Securities Trust,
    Ser 2006-AB1, Cl A1 (D)
    5.460%, 03/27/07                                     2,778            2,778
  Merrill Lynch Mortgage Investors Trust,
    Ser 2003-HE1, Cl M2 (D)
    6.970%, 03/25/07                                       190              190
  Merrill Lynch Mortgage Investors Trust,
    Ser 2005-HE2, Cl A2A (D)
    5.430%, 03/27/07                                       386              386
  Morgan Stanley, Ser 2003-NC10, Cl M1 (D)
    6.000%, 03/27/07                                       621              622
  New Century Home Equity Loan Trust,
    Ser 2004-A, Cl AII3 (D)
    4.450%, 03/01/07                                       745              742
  New Century Home Equity Loan Trust,
    Ser 2005-A, Cl A2 (G)
    4.460%, 08/25/35                                     1,748            1,732

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  New Century Home Equity Loan
    Trust, Ser 2005-B, Cl A2A (D)
    5.440%, 03/25/07                             $         386    $         386
  New Century Home Equity Loan,
    Ser 2007 0.000%, 03/25/37                            3,785            3,785
  Newcastle CDO Limited, Ser 2005-6A,
    Cl IM1 (C) (D) (F)
    5.380%, 04/24/07                                       395              395
  Nomura Asset Acceptance, Ser 2004-R1,
    Cl A1 (F)
    6.500%, 03/25/34                                       378              387
  Nomura Asset Acceptance, Ser 2004-R2,
    Cl A1 (D) (F)
    6.500%, 10/25/34                                       455              464
  Option One Mortgage Loan Trust,
    Ser 2003-5, Cl M1 (D)
    5.970%, 03/23/07                                       400              401
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (D) (F)
    7.820%, 03/27/07                                        70               62
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (D) (F)
    7.820%, 03/27/07                                       150              140
  Renaissance Home Equity Loan Trust,
    Ser 2004-2, Cl AF3 (G)
    4.464%, 07/25/34                                       577              574
  Residential Accredit Loans,
    Ser 2005-Q05, Cl M3 (D)
    6.120%, 03/25/07                                       349              354
  Residential Accredit Loans,
    Ser 2005-QA3, Cl NB2 (D)
    5.267%, 03/25/07                                     1,679            1,686
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 2A3 (D)
    5.720%, 03/27/07                                       392              394
  Residential Asset Mortgage Products,
    Ser 2003-RS11, Cl MII1 (D)
    6.050%, 03/25/07                                        54               54
  Residential Asset Mortgage Products,
    Ser 2006-RZ1, Cl A1 (D)
    5.400%, 03/27/07                                     5,374            5,375
  Residential Asset Mortgage Products,
    Ser 2007-RS1, Cl A1
    5.400%, 02/25/37                                     3,258            3,258
  Residential Asset Securities,
    Ser 2006-EMX2, Cl A1 (D)
    5.400%, 03/27/07                                     1,292            1,293
  Residential Asset Securities,
    Ser 2006-KS2, Cl A1 (D)
    5.390%, 03/27/07                                     2,160            2,160
  Residential Asset Securitization Trust,
    Ser 2004-IP2, Cl 3A1 (D)
    5.269%, 03/25/07                                     1,672            1,680
  Resmae Mortgage Loan Trust, Ser 2006-1,
    Cl A2A (D) (F)
    5.420%, 03/25/07                                     1,406            1,406
  Resmae Mortgage Loan Trust, Ser 2006-1,
    Cl A2B (D) (F)
    5.470%, 03/25/07                                     1,500            1,500
  SB Finance NIM Trust, Ser 2006-KS4N,
    Cl N1 (F)
    7.500%, 06/25/36                                        74               73

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE3N, Cl N (F)
    5.000%, 05/25/35                             $         156    $         156
  Structured Adjustable Rate Mortgage Loan,
    Ser 2005-16 XS, Cl M2 (D)
    6.220%, 03/25/07                                       205              206
  Structured Asset Investment Loan Trust,
    Ser 2005-1, Cl A4 (D) (F)
    5.550%, 03/25/07                                       449              449
  Structured Asset Investment Loan Trust,
    Ser 2005-8, Cl A2 (D)
    5.450%, 03/25/07                                       331              331
  Structured Asset Securities, Ser 2005-NC1,
    Cl A2 (G)
    3.920%, 02/25/35                                        80               79
  TIAA Real Estate, Ser 2003-1A,
    Cl A1 (C) (D) (F)
    5.350%, 09/28/07                                     1,467            1,467
  Terwin Mortgage Trust, Ser 2006-5,
    Cl 1A2A (D) (F)
    5.410%, 03/26/07                                     3,536            3,535
  Terwin Mortgage Trust, Ser 2006-6,
    Cl 2A1 (D)
    4.500%, 06/25/36                                       519              515
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (D)
    3.450%, 05/25/34                                        97               97
  Wells Fargo Mortgage Backed Securities
    Trust, Ser 2004-I, Cl B1 (D)
    3.365%, 03/01/07                                       244              246
  Witherspoon CDO Funding (C) (D) (F)
    5.330%, 03/15/07                                     1,703            1,703
                                                                  -------------
Total Asset-Backed Securities
  (Cost $114,478) ($ Thousands)                                         114,886
                                                                  -------------

CORPORATE OBLIGATIONS -- 3.7%

CONSUMER DISCRETIONARY -- 0.1%
  Comcast
    5.300%, 01/15/14                                       520              518
  Cox Communications
    4.625%, 06/01/13                                       415              399
  Time Warner
    6.875%, 05/01/12                                       415              445
                                                                  -------------
                                                                          1,362
                                                                  -------------
ENERGY -- 0.1%
  Dominion Resources
    4.750%, 12/15/10                                       280              276
  Exelon Generation
    6.950%, 06/15/11                                       415              440
  Kinder Morgan Energy Partners
    5.000%, 12/15/13                                       415              404
                                                                  -------------
                                                                          1,120
                                                                  -------------
FINANCIALS -- 3.4%
  Aetna
    5.750%, 06/15/11                                       415              425
  American General Finance (C) (D) (F)
    5.370%, 03/17/08                                     2,861            2,861

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Bear Stearns
    5.350%, 02/01/12                             $         555    $         558
  Bear Stearns EXL (C) (D)
    5.360%, 03/17/08                                     3,512            3,512
  Cit Group
    5.000%, 02/13/14                                       555              542
  Countrywide Financial Services MTN (C) (D)
    5.443%, 06/27/07                                     1,184            1,184
  Countrywide Financial Services MTN, Ser
    A (C) (D)
    5.440%, 10/31/07                                     2,960            2,960
  Credit Suisse First Boston USA
    6.500%, 01/15/12                                       280              297
  Genworth Financial
    5.750%, 06/15/14                                       415              426
  Glitnir Bank (C) (D) (F)
    5.370%, 04/06/07                                     2,960            2,960
  Goldman Sachs
    5.500%, 11/15/14                                       835              841
  HSBC Finance
    6.375%, 10/15/11                                       415              437
  Irish Life & Permanent MTN, Ser X
    (C) (D) (F)
    5.366%, 02/21/08                                     2,624            2,624
  Islandsbanki (C) (D) (F)
    5.390%, 03/22/07                                     1,677            1,677
  Istar Financial
    5.875%, 03/15/16                                       280              281
  JPMorgan Chase
    5.125%, 09/15/14                                       415              412
  Jackson National Life Funding (C) (D) (F)
    5.320%, 04/01/08                                     4,341            4,341
  Kaupthing Bank MTN (C) (D) (F)
    5.400%, 03/20/07                                     4,933            4,933
  Landsbanki Islands (C) (D) (F)
    5.410%, 03/16/07                                     3,749            3,749
  Lehman Brothers Holdings MTN
    5.750%, 05/17/13                                       140              144
    5.500%, 04/04/16                                       275              277
  Merrill Lynch
    6.050%, 05/16/16                                       415              431
  Morgan Stanley
    4.750%, 04/01/14                                       415              398
  Morgan Stanley EXL (C) (D)
    5.400%, 03/04/08                                       691              691
  Morgan Stanley EXL, Ser S (C) (D)
    5.363%, 03/04/08                                       987              987
  Morgan Stanley MTN, Ser G (D)
    5.660%, 04/04/07                                       595              595
  Nationwide Building Society (C) (D) (F)
    5.440%, 10/26/07                                     1,085            1,085
    5.370%, 03/07/08                                     1,973            1,973
  Northern Rock (C) (D) (F)
    5.360%, 03/03/08                                     2,032            2,032
  Premium Asset Trust, Ser 2004-10
    (C) (D) (F)
    5.380%, 03/17/08                                     2,762            2,762
  Residential Capital
    6.875%, 06/30/15                                        80               82
    6.500%, 04/17/13                                     1,095            1,106
    6.000%, 02/22/11                                       220              219
  SLM EXL, Ser S (C) (D) (F)
    5.320%, 03/17/08                                     2,170            2,170

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Shinsei Finance Cayman (D) (F)
    6.418%, 01/29/49                             $         545    $         552
  Simon Property Group
    5.750%, 12/01/15                                       280              288
    5.600%, 09/01/11                                       300              306
  Skandinav Enskilda Bank (C) (D) (F)
    5.324%, 03/18/08                                     2,170            2,170
  Stanfield Victoria MTN (C) (F)
    5.385%, 06/11/07                                     1,973            1,973
  Wachovia
    5.300%, 10/15/11                                       965              974
    4.875%, 02/15/14                                       280              274
  Washington Mutual Preferred Funding
    (B) (D) (F)
    6.534%, 03/15/49                                       600              605
                                                                  -------------
                                                                         57,114
                                                                  -------------
HEALTH CARE -- 0.1%
  Teva Pharmaceutical
    5.550%, 02/01/16                                       415              411
  Wellpoint
    6.800%, 08/01/12                                       280              299
                                                                  -------------
                                                                            710
                                                                  -------------
INDUSTRIALS -- 0.0%
  Lafarge
    6.150%, 07/15/11                                       250              259
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.0%
  Vodafone Group
    5.625%, 02/27/17                                       320              320
    5.350%, 02/27/12                                       110              110
                                                                  -------------
                                                                            430
                                                                  -------------
Total Corporate Obligations
  (Cost $60,595) ($ Thousands)                                           60,995
                                                                  -------------

COMMERCIAL PAPER (E) -- 3.1%

FINANCIALS -- 3.1%
  Brahms Funding (C)
    5.299%, 03/13/07                                       296              295
    5.295%, 03/08/07                                     1,852            1,850
  Broadhollow Funding (C)
    5.304%, 03/19/07                                       789              787
  Buckingham CDO II LLC (C)
    5.307%, 03/23/07                                       987              983
  Citius I Funding LLC (C)
    5.306%, 03/22/07                                     1,971            1,965
  Citius II Funding LLC (C)
    5.315%, 04/02/07                                     1,973            1,964
    5.306%, 03/22/07                                       987              983
    5.293%, 03/05/07                                       695              695
  Deutsche Bank
    5.262%, 03/15/07                                     5,000            4,990
  General Electric Capital
    5.870%, 03/07/07                                     8,000            7,992
  KKR Pacific Funding Trust (C)
    5.306%, 03/22/07                                       872              869
    5.302%, 03/16/07                                     4,933            4,922
  Mica Funding LLC (C)
    5.304%, 03/19/07                                     3,453            3,444
    5.293%, 03/05/07                                       987              986

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount
                                                 ($ Thousands)    Market Value
Description                                      /Shares          ($ Thousands)
-------------------------------------------------------------------------------
  Rams Funding Two LLC (C)
    5.319%, 03/12/07                             $         789    $         788
    5.315%, 03/26/07                                       987              983
    5.306%, 03/22/07                                     1,430            1,425
    5.303%, 03/05/07                                       987              986
  Rhineland Funding Capital (C)
    5.339%, 05/15/07                                     2,103            2,080
    5.338%, 05/14/07                                       840              830
    5.311%, 03/28/07                                     2,153            2,145
  Thornburg Mortgage Capital Resource (C)
    5.315%, 03/26/07                                       987              983
    5.301%, 03/15/07                                     1,973            1,969
  Transamerica Security Liquidity Note (C)
    5.300%, 03/01/07                                       952              952
  Valour Bay Capital LLC (C)
    5.350%, 05/16/07                                     2,466            2,439
    5.326%, 03/22/07                                     1,852            1,846
    5.321%, 03/15/07                                     1,482            1,479
                                                                  -------------
Total Commercial Paper
  (Cost $51,630) ($ Thousands)                                           51,630
                                                                  -------------

CASH EQUIVALENT -- 1.7%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% **               27,609,766           27,610
                                                                  -------------
Total Cash Equivalent
  (Cost $27,610) ($ Thousands)                                           27,610
                                                                  -------------

PREFERRED STOCK -- 1.1%

AUSTRALIA -- 0.0%
  News*                                                  2,988               67
                                                                  -------------
BRAZIL -- 0.8%
  Banco Bradesco*                                       20,200              746
  Banco Itau Holding Financeira*                        11,400              392
  Bombril*                                               2,800               18
  Centrais Eletricas Brasileiras, Cl B*             19,501,000              411
  Centrais Eletricas de Santa Catarina*                  4,200               62
  Cia Brasileira de Petroleo Ipiranga*                   6,300               66
  Cia Energetica de Minas Gerais                    50,585,515            2,416
  Cia Paranaense de Energia*                        18,608,000              216
  Cia Vale do Rio Doce, Cl A*                           37,100            1,096
  Construtora Sultepa*                                     600                1
  Industrias J B Duarte*                             1,200,000               --
  Magnesita*                                         4,848,000               48
  Mangels Industrial*                                      700                5
  NET Servicos de Comunicacao*                          94,489            1,207
  Petroleo Brasileiro                                  116,800            2,369
  Tam                                                   96,042            2,830
  Tele Norte Leste Participacoes*                       22,800              298
  Telecomunicacoes de Sao Paulo*                         3,700               91
  Telemar Norte Leste*                                  15,000              299
  Uniao de Industrias Petroquimicas*                    73,500               67
  Usinas Siderurgicas de Minas Gerais, Cl A             31,800            1,330
  Votorantim Celulose e Papel                           14,200              259
                                                                  -------------
                                                                         14,227
                                                                  -------------

-------------------------------------------------------------------------------
                                                 Shares/
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
GERMANY -- 0.2%
  Porsche (B)                                            1,851    $       2,438
  Volkswagen                                             2,000              176
                                                                  -------------
                                                                          2,614
                                                                  -------------
SOUTH KOREA -- 0.1%
  Hyundai Motor (Second Preferred)                       9,150              378
  Samsung Electronics                                    1,000              462
                                                                  -------------
                                                                            840
                                                                  -------------
UNITED KINGDOM -- 0.0%
  Scottish Power, Cl B                                   8,033               55
                                                                  -------------
Total Preferred Stock
  (Cost $14,762) ($ Thousands)                                           17,803
                                                                  -------------

U.S. TREASURY OBLIGATIONS (E) -- 0.7%
  U.S. Treasury Bills (A)
    5.455%, 03/15/07                             $         100              100
    5.090%, 05/24/07                                     2,308            2,281
    5.066%, 03/22/07                                     1,450            1,446
    4.213%, 03/08/07                                     1,725            1,723
    3.088%, 04/19/07                                       430              427
  U.S. Treasury Inflationary Index Notes
    2.375%, 04/15/11                                     5,521            5,574
                                                                  -------------
Total U.S. Treasury Obligations
  (Cost $11,499) ($ Thousands)                                           11,551
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.5%
  FHLMC (H)
    5.202%, 04/17/07                                        75               74
  FHLMC CMO STRIPS, Ser 232, Cl IO, IO
    5.000%, 08/01/35                                     5,440            1,245
  FHLMC CMO STRIPS, Ser 233, Cl 12, IO
    5.000%, 09/15/35                                     1,614              378
  FNMA (H)
    5.213%, 08/01/07                                       100               98
    5.186%, 03/30/07                                     1,095            1,090
    5.176%, 06/01/07                                       650              642
  FNMA CMO STRIPS, Ser 2006-10, Cl FD (D)
    5.670%, 03/25/36                                     1,968            1,975
  FNMA CMO STRIPS, Ser 359, Cl 6, IO
    5.000%, 11/01/35                                       639              146
  FNMA CMO STRIPS, Ser 360, Cl 2, IO
    5.000%, 08/01/35                                    11,492            2,616
  FNMA CMO STRIPS, Ser 377, Cl 2, IO
    5.000%, 10/01/36                                     1,778              414
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $8,712) ($ Thousands)                                             8,678
                                                                  -------------

CERTIFICATES OF DEPOSIT (C)(E)-- 0.2%
  Barclays Bank
    5.440%, 06/11/07                                       987              987
  CC USA (F)
    5.520%, 06/18/07                                     1,973            1,973

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  US Trust Company New York (D)
    5.360%, 03/13/07                             $         789    $         789
                                                                  -------------
Total Certificates of Deposit
  (Cost $3,749) ($ Thousands)                                             3,749
                                                                  -------------
MASTER NOTE (C) -- 0.0%
  Bear Stearns
    5.433%, 03/01/07                                       592              592
                                                                  -------------
Total Master Note
  (Cost $592) ($ Thousands)                                                 592
                                                                  -------------

EQUITY LINKED WARRANTS -- 0.2%

TAIWAN -- 0.2%
    HON HAI Precision Industry*                            594            4,142
                                                                  -------------
Total Equity Linked Warrants
  (Cost $2,941) ($ Thousands)                                             4,142
                                                                  -------------

EXCHANGE TRADED FUNDS -- 0.0%
  iShares MSCI EAFE Index Fund*                            700               52
  iUnits S&P/TSX 60 Index Fund                             500               32
                                                                  -------------
Total Exchange Traded Funds
  (Cost $82) ($ Thousands)                                                   84
                                                                  -------------

                                                     Number
                                                   of Rights
                                                 -------------
RIGHTS -- 0.0%

AUSTRALIA -- 0.0%
    Worley Group, Expires
    03/02/07                                                 3               17
                                                                  -------------
HONG KONG -- 0.0%
    Henderson Land Development,
    Expires 12/21/06*                                       17               --
                                                                  -------------
Total Rights
  (Cost $0) ($ Thousands)                                                    17
                                                                  -------------

REPURCHASE AGREEMENTS (C) (I) -- 1.6%
Barclays
  5.310%, dated 02/28/07, to
  be repurchased on 03/01/07,
  repurchase price $35,679
  (collateralized by a. U.S.
  Government Obligation, par
  value $36,108, 4.875%,
  06/04/08, total market value
  $36,474)                                                  36               36
Deutsche Bank
  5.320%, dated 02/28/07, to
  be repurchased on 03/01/07,
  repurchase price $2,476,028
  (collateralized by a U.S.
  Government Obligation, par
  value $2,281,508, 12.000%,
  08/15/13, total market value
  $2,525,194)                                            2,476            2,476

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
Lehman Brothers
  5.310%, dated 02/28/07, to
  be repurchased on 03/01/07,
  repurchase price $23,692,186
  (collateralized by various
  U.S. Government Obligations,
  ranging in par value
  $20-$34,963,721,
  0.000%-9.650%,
  03/20/07-04/15/30, total
  market value $24,162,478)                      $      23,689    $      23,689
                                                                  -------------
Total Repurchase Agreements
  (Cost $26,201) ($ Thousands)                                           26,201
                                                                  -------------
Total Investments -- 111.1%
  (Cost $1,630,683) ($ Thousands)++                               $   1,847,099
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:

--------------------------------------------------------------------------------
                                                                      Unrealized
                                       Number of                   Appreciation/
                                       Contracts    Expiration    (Depreciation)
Type of Contract                    Long (Short)          Date     ($ Thousands)
--------------------------------------------------------------------------------
90-Day Euro$                                 (54)     Mar-2007    $          22
90-Day Euro$                                 (54)     Mar-2008              (28)
90-Day Euro$                                 (39)     Mar-2009              (35)
90-Day Euro$                                 (39)     Mar-2010              (32)
90-Day Euro$                                 (32)     Mar-2011              (36)
90-Day Euro$                                 (30)     Jun-2007               (9)
90-Day Euro$                                  (3)     Jun-2008               (2)
90-Day Euro$                                 (39)     Jun-2009              (35)
90-Day Euro$                                 (42)     Jun-2010              (34)
90-Day Euro$                                 (54)     Sep-2007               (1)
90-Day Euro$                                 (51)     Sep-2008              (36)
90-Day Euro$                                 (39)     Sep-2009              (34)
90-Day Euro$                                 (44)     Sep-2010              (35)
90-Day Euro$                                  11      Sep-2011               (1)
90-Day Euro$                                 (57)     Dec-2007              (39)
90-Day Euro$                                (129)     Dec-2008             (102)
90-Day Euro$                                 (39)     Dec-2009              (33)
90-Day Euro$                                 (43)     Dec-2010              (38)
Amsterdam Index                               68      Mar-2007             (320)
CAC40 10 Euro                                220      Mar-2007             (557)
DAX Index                                     71      Mar-2007              496
DJ Euro Stoxx 50 Index                       248      Mar-2007               (6)
FTSE 100 Index                               412      Mar-2007             (120)
Hang Seng Index                               34      Mar-2007             (259)
IBEX 35 Plus Index                            39      Mar-2007             (325)
MSCI Sing Index                               37      Mar-2007             (120)
Nikkei 225 Index                               6      Mar-2007               10
OMX Index                                    549      Mar-2007             (417)
S&P/MIB Index                                 35      Mar-2007                9
S&P/TSE 60 Index                             146      Mar-2007               92
SPI 200 Index                                140      Mar-2007              680
Topix Index                                  300      Mar-2007            3,261
U.S. 2 Year Treasury Note                     (1)     Jun-2007               (1)
U.S. 5 Year Treasury Note                   (154)     Jun-2007              (90)
U.S. 10 Year Treasury Note                   (14)     Jun-2007               (8)
U.S. Long Treasury Bond                       (8)     Jun-2007               (6)
                                                                  -------------
                                                                  $       1,811
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2007, is as follows:

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                 CURRENCY            CURRENCY      APPRECIATION
MATURITY                       TO DELIVER          TO RECEIVE    (DEPRECIATION)
DATE                          (THOUSANDS)         (THOUSANDS)     ($ THOUSANDS)
-------------------------------------------------------------------------------
3/21/07                 AUD         4,226   GBP         1,681    $          (33)
3/21/07                 AUD         5,628   USD         4,399               (33)
3/21/07                 CAD         4,400   USD         3,761                 5
3/21/07                 EUR         2,269   SEK        20,830               (27)
3/21/07                 EUR        36,082   USD        47,403              (296)
3/21/07                 GBP           351   AUD           884                 8
3/21/07                 GBP           853   USD         1,670                (1)
3/21/07                 HKD       146,748   USD        18,799                 3
3/21/07                 SEK         2,290   EUR           250                 4
3/21/07                 SGD         2,855   USD         1,866                (2)
3/21/07-3/22/07         USD        34,273   AUD        43,660               104
3/21/07-3/22/07         USD        25,888   CAD        30,166              (142)
3/21/07-3/22/07         USD        96,081   GBP        49,238               403
3/21/07-3/22/07         USD         5,344   NOK        32,723               (12)
3/21/07-3/22/07         USD        10,845   SEK        76,629                90
3/21/07-7/20/07         CHF        35,200   USD        28,603              (407)
3/21/07-7/20/07         USD        44,171   CHF        54,399               561
3/21/07-8/21/07         CHF        30,000   GBP        12,700               111
3/22/07                 MXP        95,554   USD         8,704               151
3/22/07                 USD         1,300   DKK         7,367                 7
3/22/07                 USD        56,693   EUR        43,091               274
3/22/07                 USD         3,004   HKD        23,448                --
3/22/07                 USD           243   NZD           345                (2)
3/22/07                 USD         1,644   SGD         2,519                 5
3/22/07                 USD         3,720   ZAR        26,803               (41)
3/22/07-7/20/07         GBP        11,360   JPY     2,624,000               126
3/22/07-7/20/07         JPY     3,148,000   GBP        13,755               105
3/22/07-7/20/07         NZD        33,420   JPY     2,622,000              (995)
3/22/07-8/21/07         JPY     4,200,000   NZD        52,766               959
3/22/07-8/21/07         JPY     4,211,000   USD        36,104               178
3/22/07-8/21/07         USD        76,432   JPY     9,057,253               472
4/24/07-8/21/07         GBP         9,216   CHF        21,800               (38)
                                                                 --------------
                                                                 $        1,537
                                                                 ==============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

Swaps -- A summary of outstanding swap agreements held by the Fund at February 28, 2007, is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 8 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               07/31/07         25,000    $          (28)

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 8 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               09/28/07         17,000               (19)

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               08/31/07         19,000                --

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                      08/31/07          9,000                --

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index plus 7.5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                                03/31/07         15,000               (17)

Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
   Index times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               03/01/07         18,000               (22)

Receive payment on the monthly reset spread from Banc of America - CMBS IG 10Yr
   Index plus 22.5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Bank of America)                               05/01/07          6,000                (8)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 8.5 Plus
   Index minus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                      06/30/07          6,000    $           (3)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 10YR
   Index plus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Wachovia)                                      08/31/07         17,000                 -

Receive payment on the monthly reset spread from Swiss Market Index plus 23 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                                01/24/08         14,200              (472)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $         (569)
====================================================================================================================================

                                                        CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                                07/25/45          6,500    $         (253)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                                07/25/45          6,000              (226)

Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                                05/24/46         13,000              (889)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Bank of America)                                08/25/37          1,000                10

Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            03/20/14            850                (1)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13          1,000    $           (4)

Fund pays quarterly payment of 0.1150% (0.460% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,000                (5)

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,000                (4)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11         18,400               138

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,000                (1)

Fund pays quarterly payment of 0.1113% (0.445% per annum) times the notional amount of Darden Restaurants, Inc., 7.125%, 02/01/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,000                 2

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Darden Restaurants, Inc., 7.125%, 02/01/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13          1,000                (4)

Fund pays quarterly payment of 0.1063% (0.425% per annum) times the notional amount of Eastman Chemical Co., 7.600%, 02/01/27. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,000                (3)

Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,000               (10)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13          1,000    $           (5)

Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of Ltd. Brands, Inc., 6.125%, 12/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,000                (3)

Fund pays quarterly payment of 0.1825% (0.730% per annum) times the notional amount of Masco Corp., 5.875%, 07/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13          1,000                (6)

Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of MeadWestvaco, 6.850%, 04/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,000                (6)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 11/01/15. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13          1,000                10

Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,000                (5)

Fund pays quarterly payment of 0.0350% (0.140% per annum) times the notional amount of Pitney Bowes, Inc., 4.625%, 10/01/12.  Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          2,100                 1

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13          1,000                16

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/13          1,000                18

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0475% (0.190% per annum) times the notional amount of TJX Cos, Inc., 7.450%, 12/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,000    $           (1)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                            12/20/11          1,000                (4)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: JPMorgan Chase)                                 08/25/37          1,000               (20)

Fund pays quarterly payment of 0.0850% (0.340% per annum) times the notional amount of Agrium, Inc., 8.250%, 02/15/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11          1,000                (5)

Fund pays quarterly payment of 0.1150% (0.460% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11          1,000                (6)

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11          1,000                (4)

Fund pays quarterly payment of 0.0650% (0.260% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13          1,000                20

Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11          1,000               (10)

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Hasbro, Inc., 2.750%, 12/01/21. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11          1,000                16

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1925% (0.770% per annum) times the notional amount of Jones Apparel Group, Inc., 5.125%, 11/15/14. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11          1,000    $           (1)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11          1,000                (4)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 11/01/15. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13          1,000                10

Fund pays quarterly payment of 0.0700% (0.280% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13          1,000                (3)

Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11          1,000                (5)

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13          1,000                16

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PPG Industries, Inc., 7.050%, 08/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11          1,000                (3)

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/13          1,000                (3)

Fund pays quarterly payment of 0.0675% (0.270% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             12/20/11          1,000                --

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Washington Mutual Co., 5.250%, 09/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                             03/20/12          1,000    $           --

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Merrill Lynch)                                  07/25/45            500               (14)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11         18,400               138

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11          5,100                39

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11            850                 5

Fund pays quarterly payment of 0.0650% (0.260% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/13          1,000                20

Fund pays quarterly payment of 0.0325% (0.130% per annum) times the notional amount of Lowe's Cos., 8.250%, 06/01/10. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11          1,000                (1)

Fund pays quarterly payment of 0.0700% (0.280% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/13          1,000                (3)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11          1,000                (4)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.2250% (0.900% per annum) times the notional amount of MDC Holdings, Inc., 5.500%, 05/15/13. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11          1,000    $          (13)

Fund pays quarterly payment of 0.1725% (0.690% per annum) times the notional amount of RR Donnelly & Sons Co., 4.950%, 04/01/14. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11          1,000               (11)

Fund pays quarterly payment of 0.0675% (0.270% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11          1,000                --

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              03/20/12          1,000                (3)

Fund pays quarterly payment of 0.0845% (0.340% per annum) times the notional amount of Whirlpool Corp., 7.750%, 07/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Merrill Lynch)                                              12/20/11          1,000                 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $       (1,076)
====================================================================================================================================

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

World Equity Ex-US Fund
February 28, 2007

      Percentages are based on Net Assets of $1,662,352 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investments Trust

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at February 28, 2007. The total value of securities on loan at February 28, 2007 was $114,528 ($ Thousands).

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2007 was $120,879 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(E)   The rate reported is the effective yield at time of purchase.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2007. The coupon on a step bond changes on a specified date.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I)   Tri-Party Repurchase Agreement

ADR    -- American Depositary Receipt
AUD    -- Australian Dollar
CAD    -- Canadian Dollar
CDO    -- Collateralized Debt Obligation
CHF    -- Swiss Franc
Cl     -- Class
CMO    -- Collateralized Mortgage Obligation
DKK    -- Danish Krone
EUR    -- Euro
EXL    -- Extendable Maturity
FDR    -- Fiduciary Depositary Receipt
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound Sterling
GDR    -- Global Depositary Receipt
GNMA   -- Government National Mortgage Association
HKD    -- Hong Kong Dollar
IO     -- Interest Only
JPY    -- Japanese Yen
LLC    -- Limited Liability Company
MTN    -- Medium Term Note
MXP    -- Mexican Peso
NIM    -- Net Interest Margin
NOK    -- Norwegian Krone
NVDR   -- Non-Voting Depositary Receipt
NZD    -- New Zealand Dollar
RNC    -- Non-Convertible Savings Shares
SEK    -- Swedish Krona
Ser    -- Series
SGD    -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal
          Securities
TBA    -- To Be Announced
USD    -- U.S. Dollar
ZAR    -- South African Rand

        Amounts designated as "--" are $0 or have been rounded to $0.

++ At February 28, 2007, the tax basis cost of the Fund's investments was $1,630,683 ($ Thousands), and the unrealized appreciation and depreciation were $227,316 ($ Thousands) and $(10,900), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
LOAN PARTICIPATIONS  -- 34.2%
  Advanced Micro Devices
    7.620%, 12/31/13                             $         998    $       1,006
  Aramark
    7.470%, 01/26/14                                     1,401            1,415
    7.445%, 01/26/14                                        99              100
  Blockbuster
    8.902%, 08/20/11                                     1,475            1,494
  Boston Generating LLC
    7.616%, 12/20/13                                        48               49
    7.600%, 12/20/13                                       779              786
    5.241%, 12/20/13                                       172              174
  Brickman Group Holdings
    7.399%, 01/23/14                                     1,000            1,004
  Brock Holding III (E)
    0.000%, 02/16/14                                     1,000            1,011
  CCS Medical
    8.620%, 09/30/12                                     1,000              986
  Cequel Communications
    7.610%, 11/05/13                                     1,500            1,513
  Consolidated Communications
    7.366%, 10/14/11                                     1,500            1,509
  Ford Motor
    0.000%, 12/15/13                                     1,500            1,516
  Graceway Pharmaceuticals LLC
    11.344%, 12/29/12                                    1,000            1,010
  Greenwood Racing
    7.600%, 11/28/11                                     1,000            1,008
  HCA
    7.614%, 11/17/12                                     1,500            1,513
  Healthsouth
    8.610%, 03/10/13                                     1,496            1,510
  Helix Energy Solutions Group (E)
    0.000%, 07/01/13                                     1,500            1,509
  Hertz
    7.365%, 12/21/12                                       168              169
  Hertz, Tranche B
    7.347%, 12/21/12                                       939              947
  IPC Acquisition, 1st Lien (E)
    0.000%, 09/30/13                                       500              505
  Michaels Stores
    8.125%, 10/31/13                                     1,465            1,478
  Monitor Oi
    10.845%, 12/14/13                                    1,000            1,000
  Montecito Broadcast Group
    7.820%, 01/27/13                                       990              995
  Movie Gallery (E)
    0.000%, 04/27/11                                     1,000              990
    0.000%, 04/27/11                                       500              497
  NRG Energy
    7.364%, 02/01/13                                     1,328            1,340
  National Cine Media, LLC
    7.070%, 02/13/15                                     1,000            1,007
  Pure Fishing
    8.618%, 09/30/10                                     1,496            1,498
  Reliant Energy
    7.695%, 12/01/10                                       857              865
    5.197%, 12/01/10                                       643              650
  Revolution Studios, Tranche B
    9.100%, 09/30/14                                     1,500            1,508
  Solo Cup Company (E)
    0.000%, 02/27/11                                     1,000            1,014
  Sorenson Communications
    8.359%, 02/16/14                                     1,493            1,503
  Spansion LLC
    8.375%, 10/24/12                                     1,500            1,515

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Vanguard Car Rental USA Holding
    8.352%, 06/14/13                             $       1,495    $       1,508
  WM Bolthouse Farms, 1st Lien
    7.625%, 12/17/12                                     1,496            1,503
                                                                  -------------
Total Loan Participations
  (Cost $39,452) ($ Thousands)                                           39,605
                                                                  -------------

ASSET-BACKED SECURITIES  -- 22.8%

AUTOMOTIVE  -- 3.6%
  Aesop Funding II LLC, Ser
    2005-1A, Cl A1 (B)
    3.950%, 04/20/09                                       400              395
  AmeriCredit Automobile
    Receivables Trust, Ser
    2006-1, Cl A3
    5.110%, 10/06/10                                       300              300
  AmeriCredit Automobile
    Receivables Trust, Ser
    2007-AX, Cl A4 (C)
    5.360%, 10/07/13                                       285              285
  Banc of America Securities Auto
    Trust, Ser 2005-WF1, Cl A3
    3.990%, 08/18/09                                       384              381
  Capital One Prime Auto
    Receivables, Ser 2004-3, Cl A3
    3.390%, 01/15/09                                       182              181
  Carmax Auto Owner Trust, Ser
    2005-1, Cl A3
    4.130%, 05/15/09                                       103              102
  Carmax Auto Owner Trust, Ser
    2007-1, Cl C
    5.530%, 07/15/13                                        50               51
  Harley Davidson Motorcycle
    Trust, Ser 2007-1, Cl C
    5.540%, 04/15/15                                       105              106
  Honda Auto Receivables Owners
    Trust, Ser 2004-3, Cl A3
    2.910%, 10/20/08                                        87               87
  Hyundai Auto Receivables Trust,
    Ser 2004-A, Cl A3
    2.970%, 05/15/09                                       342              339
  Hyundai Auto Receivables Trust,
    Ser 2005-A, Cl A3
    3.980%, 11/16/09                                       575              570
  M&I Auto Loan Trust, Ser
    2005-1, Cl A3
    4.830%, 09/21/09                                       600              598
  Superior Wholesale Inventory
    Financing Trust, Ser
    2007-AE1, Cl B (C)
    5.621%, 01/15/12                                        25               25
  Superior Wholesale Inventory
    Financing Trust, Ser
    2007-AE1, Cl C (C)
    5.921%, 01/15/12                                        45               45
  Volkswagen Auto Lease Trust,
    Ser 2006-A, Cl A2
    5.550%, 11/20/08                                       650              652
                                                                  -------------
                                                                          4,117
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------

CREDIT CARDS  -- 4.1%
  Advanta Business Card Master
    Trust, Ser 2005-C1, Cl C1 (C)
    5.830%, 08/22/11                             $         400    $         402
  Advanta Business Card Master
    Trust, Ser 2006-A1, Cl A1
    5.150%, 10/20/10                                       500              500
  Advanta Business Card Master
    Trust, Ser 2007-B1, Cl B (C)
    5.570%, 12/22/14                                       400              400
  Bank One Issuance Trust, Ser
    2003-B1, Cl B1 (C)
    5.690%, 03/15/07                                       285              286
  Bank of America Credit Card
    Trust, Ser 2007-C1, Cl C1 (C)
    5.625%, 03/26/07                                       450              450
  Capital One Multi-Asset
    Execution Trust, Ser 2004-B4,
    Cl B4 (C)
    5.620%, 03/15/07                                       250              250
  Capital One Multi-Asset
    Execution Trust, Ser 2005-C1,
    Cl C1 (C)
    5.720%, 02/15/13                                       350              352
  Capital One Multi-Asset
    Execution Trust, Ser 2007-C2,
    Cl C2 (C)
    5.620%, 03/15/07                                       400              401
  Chase Issuance Trust, Ser
    2005-C2, Cl C2 (C)
    5.760%, 01/15/15                                       400              401
  First USA Credit Card Master
    Trust, Ser 1998-2, Cl C (B)
    6.800%, 02/18/11                                       550              560
  Household Affinity Credit Card
    Master Note Trust, Ser
    2003-1, Cl B (C)
    5.870%, 03/15/07                                       475              477
  MBNA Credit Card Master Trust,
    Ser 2006-C2, Cl C2 (C)
    5.620%, 08/15/13                                       300              300
                                                                  -------------
                                                                          4,779
                                                                  -------------

MORTGAGE RELATED SECURITIES  -- 13.9%
  Ace Securities, Ser 2006-HE1,
    Cl A2A (C)
    5.400%, 02/25/36                                        87               87
  Adjustable Rate Mortgage Trust,
    Ser 2005-12, Cl 2A1 (C)
    5.710%, 03/25/36                                       582              586
  Banc of America Funding, Ser
    2005-F, Cl 4A1 (C)
    5.373%, 03/01/07                                       582              582
  Banc of America Funding, Ser
    2006-D, Cl 3A1 (C)
    5.582%, 03/01/07                                       532              534
  Banc of America Mortgage
    Securities, Ser 2005-A, Cl
    2A1 (C)
    4.459%, 02/25/35                                       349              342
  Bear Stearns Adjustable Rate
    Mortgage Trust, Ser 2005-12,
    Cl 12A1 (C)
    5.353%, 02/25/36                                       584              582
  Bear Stearns Adjustable Rate
    Mortgage Trust, Ser 2005-9,
    Cl A1 (C)
    4.625%, 10/25/35                                       589              579

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Bear Stearns Adjustable Rate
    Mortgage Trust, Ser 2006-1,
    Cl A1 (C)
    4.625%, 03/01/07                             $         563    $         554
  Citigroup Mortgage Loan Trust,
    Ser 2006-AR1, Cl 1A1 (C)
    4.900%, 10/25/35                                       589              584
  Countrywide Asset-Backed
    Certificates, Ser 2006-2,
    Cl 2A2 (C)
    5.510%, 03/25/07                                       500              501
  Countrywide Home Loans,
    Ser 2005-HY10, Cl 3A1A (C)
    5.398%, 03/01/07                                       589              591
  Diversified Reit Trust,
    Ser 1999-1A, Cl A2 (B)
    6.780%, 03/18/11                                       158              161
  First Franklin Mortgage Loan
    Asset, Ser 2006-FF18, Cl A2B (C)
    5.430%, 12/25/37                                       275              275
  First Franklin Mortgage Loan
    Asset, Ser 2007-FF1, Cl M2 (C)
    5.580%, 01/25/38                                       285              285
  GMAC Mortgage Loan Trust,
    Ser 2006-AR1, Cl 1A1 (C)
    5.624%, 03/01/07                                       125              125
  Harborview Mortgage Loan Trust,
    Ser 2005-14, Cl 3A1A (C)
    5.320%, 12/19/35                                       239              240
  Indymac Indx Mortgage Loan
    Trust, Ser 2006-AR41, Cl A3 (C)
    5.500%, 03/25/07                                       491              491
  Master Adjustable Rate
    Mortgages Trust, Ser 2005-6,
    Cl 5A1 (C)
    5.051%, 07/25/35                                       592              590
  Merrill Lynch Mortgage
    Investors, Ser 2005-A1,
    Cl 2A1 (C)
    4.551%, 12/25/34                                       370              368
  Merrill Lynch Mortgage
    Investors, Ser 2005-A9,
    Cl 2A1A (C)
    5.191%, 12/25/35                                       324              322
  Merrill Lynch Mortgage
    Investors, Ser 2005-A9,
    Cl 2A1E (C)
    5.159%, 12/25/35                                       220              219
  Morgan Stanley Capital I,
    Ser 2007-HE2, Cl M2 (C)
    5.580%, 01/25/37                                       150              150
  Morgan Stanley Capital I,
    Ser 2007-XLFA, Cl C (B) (C)
    5.480%, 10/15/20                                       240              240
  Morgan Stanley Home Equity
    Loans, Ser 2005-3, Cl M1 (C)
    5.770%, 08/25/35                                       350              351
  Morgan Stanley Home Equity
    Loans, Ser 2005-4, Cl M1 (C)
    5.730%, 09/25/35                                       370              371
  MortgageIT Trust, Ser 2005-1,
    Cl 2A (C)
    4.250%, 02/25/35                                       594              584
  MortgageIT Trust, Ser 2005-4,
    Cl A1 (C)
    5.600%, 03/25/07                                       570              571
  Option One Mortgage Loan Trust,
    Ser 2005-3, Cl M1 (C)
    5.790%, 03/25/07                                       330              331

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Option One Mortgage Loan Trust,
    Ser 2005-5, Cl M1 (C)
    5.710%, 03/27/07                             $         470    $         471
  Permanent Master Issuer, Ser
    2007-1, Cl 1C (C)
    5.502%, 01/15/16                                       150              150
  Residential Asset Securities,
    Ser 2005-KS12, Cl M1 (C)
    5.760%, 03/25/07                                       375              376
  Residential Funding Mortgage
    Securities, Ser 2005-SA5,
    Cl 2A (C)
    5.353%, 11/25/35                                       210              210
  Securitized Asset-Backed
    Receivables LLC, Ser
    2007-NC2, Cl M2 (C)
    5.580%, 01/25/37                                       145              145
  Washington Mutual, Ser
    2004-AR5, Cl A6 (C)
    3.843%, 03/01/07                                       600              584
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser
    2004-EE, Cl 2A2 (C)
    3.989%, 03/01/07                                       497              491
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser
    2005-AR4, Cl 2A2 (C)
    4.524%, 03/01/07                                       586              578
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser
    2006-AR10, Cl 2A1 (C)
    5.629%, 07/25/36                                       590              591
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser
    2006-AR13, Cl A2 (C)
    5.759%, 09/25/36                                       618              623
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser
    2006-AR5, Cl 2A1 (C)
    5.536%, 03/01/07                                       263              264
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser
    2006-AR8, Cl 2A1 (C)
    5.240%, 03/01/07                                       357              356
                                                                  -------------
                                                                         16,035
                                                                  -------------

OTHER ASSET-BACKED SECURITIES  -- 1.3%

  Caterpillar Financial Asset
    Trust, Ser 2005-A, Cl A3
    3.900%, 02/25/09                                       209              208
  Cit Equipment Collateral,
    Ser 2006-VT1, Cl B
    5.230%, 02/20/13                                       227              227
  Comed Transitional Funding
    Trust, Ser 1998-1, Cl A7
    5.740%, 12/25/10                                       250              252
  GE Dealer Floorplan Master Note
    Trust, Ser 2006-2, Cl C (C)
    5.750%, 04/20/13                                       120              120
  Lambda Finance, Ser 2005-1A,
    Cl A3 (B) (C)
    5.590%, 11/15/29                                       400              400

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Marlin Leasing Receivables LLC,
    Ser 2006-1A, Cl A2 (B)
    5.430%, 11/17/08                             $         250    $         250
                                                                  -------------
                                                                          1,457
                                                                  -------------
Total Asset-Backed Securities
  (Cost $26,345) ($ Thousands)                                           26,388
                                                                  -------------

CORPORATE OBLIGATIONS  -- 13.9%

CONSUMER DISCRETIONARY -- 1.9%
  CBS
    7.700%, 07/30/10                                       250              270
  COX Communications
    4.625%, 01/15/10                                       300              296
  Clear Channel Communications
    6.250%, 03/15/11                                       300              299
  Comcast Cable Communications
    6.200%, 11/15/08                                       300              305
  DaimlerChrysler
    7.200%, 09/01/09                                       300              313
  Federated Department Stores
    6.300%, 04/01/09                                       300              306
  Time Warner Entertainment
    7.250%, 09/01/08                                       350              358
                                                                  -------------
                                                                          2,147
                                                                  -------------
CONSUMER STAPLES -- 0.8%
  Altria Group
    7.000%, 11/04/13                                       250              275
  General Mills (C)
    5.500%, 04/23/07                                       400              400
  Miller Brewing (B)
    4.250%, 08/15/08                                       300              295
                                                                  -------------
                                                                            970
                                                                  -------------
ENERGY -- 0.3%
  KeySpan
    7.625%, 11/15/10                                       300              325
                                                                  -------------
FINANCIALS -- 8.5%
  Ameriprise Financial
    5.350%, 11/15/10                                       300              303
  Banco Santander Chile (B) (C)
    5.703%, 03/09/07                                       450              455
  CIT Group
    3.375%, 04/01/09                                       300              290
  Capital One Financial MTN
    5.700%, 09/15/11                                       300              305
  Citigroup (C)
    5.623%, 03/11/07                                       300              301
  Comerica Bank (C)
    5.365%, 06/19/09                                       275              275
  General Electric Capital (C)
    5.450%, 04/28/07                                       275              275
  Goldman Sachs Group (C)
    5.540%, 02/06/12                                       500              499
  Hartford Financial Services
    Group
    7.900%, 06/15/10                                       250              271
  Huntington National Bank
    4.375%, 01/15/10                                       300              293
  ICICI Bank (B)
    5.750%, 01/12/12                                       250              253

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
February 28, 2007

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  International Lease Finance
    MTN, Ser P (C)
    5.760%, 01/15/10                             $         500    $         504
  JP Morgan Chase Capital XXI,
    Ser U (C)
    6.310%, 02/02/37                                       400              404
  Lehman Brothers Holdings MTN,
    Ser G (C)
    5.610%, 11/10/09                                       500              502
  Liberty Property +
    7.250%, 03/15/11                                       300              321
  Merrill Lynch MTN, Ser C (C)
    5.690%, 07/21/09                                       500              502
  Monumental Global Funding (B)(C)
    5.560%, 04/16/07                                       450              450
  Morgan Stanley MTN, Ser G (C)
    5.660%, 04/04/07                                       400              400
  Prudential Financial MTN
    5.100%, 12/14/11                                       300              300
  RSHB Captl
    7.175%, 05/16/13                                       200              209
  Residential Capital (C)
    6.460%, 04/17/09                                       250              251
  Textron Financial MTN
    4.600%, 05/03/10                                       350              346
  Travelers
    5.750%, 03/15/07                                       200              200
  UBS Luxembourg (C)
    6.230%, 02/11/15                                       130              131
  Union Planters
    7.750%, 03/01/11                                       250              274
  Unitrin
    4.875%, 11/01/10                                       300              295
  VTB Capital (B) (C)
    6.140%, 09/21/07                                       250              250
  Wachovia (C)
    5.480%, 03/15/07                                       425              426
  Western Union
    5.400%, 11/17/11                                       300              301
  Willis North America
    5.125%, 07/15/15                                       300              294
                                                                  -------------
                                                                          9,880
                                                                  -------------
HEALTH CARE -- 0.2%
  Wyeth
    6.950%, 03/15/11                                       250              267
                                                                  -------------
SOVEREIGN -- 0.1%
  Republic of Trinidad & Tobago
    9.875%, 10/01/09                                       150              165
                                                                  -------------
TELECOMMUNICATION SERVICES -- 0.8%
  Corning
    6.050%, 06/15/15                                       300              304
  Telecom Italia Capital (C)
    5.970%, 04/18/07                                       300              301
  Vodafone Group PLC (C)
    5.640%, 02/27/12                                       300              300
                                                                  -------------
                                                                            905
                                                                  -------------
UTILITIES -- 1.2%
  Dominion Resources, Ser B (C)
    5.540%, 05/14/07                                       450              450
  Nisource Finance (C)
    5.930%, 05/23/07                                       500              501

--------------------------------------------------------------------------------
                                                 Face Amount
                                                 ($ Thousands)    Market Value
Description                                      /Shares          ($ Thousands)
--------------------------------------------------------------------------------
  PSEG Power
    3.750%, 04/01/09                             $         300    $         291
  Southern Ser A
    5.300%, 01/15/12                                       175              176
                                                                  -------------
                                                                          1,418
                                                                  -------------
Total Corporate Obligations
  (Cost $16,061) ($ Thousands)                                           16,077
                                                                  -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS  -- 8.2%
  FNMA
    6.000%, 06/01/21                                        89               90
    6.000%, 07/01/21                                       191              194
    6.000%, 08/01/21                                       877              887
    6.000%, 09/01/21                                       991            1,004
    6.000%, 10/01/21                                     1,682            1,700
    6.000%, 11/01/21                                        89               90
    6.000%, 12/01/21                                        72               73
    6.000%, 10/01/26                                     5,328            5,396
    6.000%, 12/01/93                                         9                9
                                                                  -------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $9,441) ($ Thousands)                                             9,443
                                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  -- 0.1%
  FHLMC (A)
    5.195%, 03/20/07                                       150              150
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $150) ($ Thousands)                                                 150
                                                                  -------------

CASH EQUIVALENT  -- 7.3%
  SEI Daily Income Trust Prime
     Obligation Fund, Cl A, 5.330% *                 8,434,978            8,435
                                                                  -------------

Total Cash Equivalent
(Cost $8,435) ($ Thousands)                                               8,435
                                                                  -------------

TIME DEPOSITS  -- 4.7%
  Royal Bank of Canada
    5.210%, 03/19/07                                     5,473            5,473
                                                                  -------------
Total Time Deposits
  (Cost $5,473) ($ Thousands)                                             5,473
                                                                  -------------


--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
February 28, 2007

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT  -- 0.1%
  Sovereign Bank
    4.000%, 02/01/08                             $         100    $          99
                                                                  -------------
Total Certificates of Deposit
  (Cost $99) ($ Thousands)                                                   99
                                                                  -------------

REPURCHASE AGREEMENT (D) -- 8.7%
BNP Paribas
  5.330%, dated 2/28/07, to be
  repurchased on 3/1/07, repurchase
  price $10,101,495 (collateralized
  by a U.S. government obligation,
  par value $11,453,632, 6.000%,
  03/01/36, total market value
  $10,302,001)                                          10,100           10,100
                                                                  -------------
Total Repurchase Agreement
  (Cost $10,100) ($ Thousands)                                           10,100
                                                                  -------------

Total Investments -- 100.0%
  (Cost $115,556) ($ Thousands)++                                 $     115,770
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows
--------------------------------------------------------------------------------

                                                                                         Unrealized
                                                   Number of                          Appreciation/
                                                   Contracts   Expiration            (Depreciation)
Type of Contract                                Long (Short)         Date             ($ Thousands)
---------------------------------------------------------------------------------------------------
Euro-Bobl                                                 19     Mar-2007            $           --
U.S. 2 Year Treasury Note                                  5     Jun-2007                         4
U.S. 5 Year Treasury Note                                (66)    Jun-2007                       (45)
U.S. 10 Year Treasury Note                               (38)    Jun-2007                       (48)
                                                                            -----------------------
                                                                                     $          (89)
                                                                            =======================

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                                                                  UNREALIZED
                                                  CURRENCY                            CURRENCY                  APPRECIATION
MATURITY                                        TO DELIVER                          TO RECEIVE                (DEPRECIATION)
DATE                                           (THOUSANDS)                         (THOUSANDS)                 ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------
3/12/07                         AUD                  1,017          GBP                    405                $           (7)
3/12/07                         AUD                  1,073          USD                    840                            (6)
3/12/07                         CAD                    860          USD                    733                            (1)
3/12/07                         EUR                    665          SEK                  6,100                            (9)
3/12/07                         GBP                    109          AUD                    274                             3
3/12/07                         GBP                    287          USD                    563                            --
3/12/07                         SEK                  2,000          EUR                    219                             5
3/12/07                         USD                    274          AUD                    354                             5
3/12/07                         USD                    144          CAD                    170                             1
3/12/07                         USD                  1,080          GBP                    553                             4
4/13/07-6/12/07                 CHF                  5,600          USD                  4,548                           (67)
4/13/07-6/12/07                 USD                  4,556          CHF                  5,600                            59
4/13/07-7/11/07                 CHF                  4,200          GBP                  1,765                           (10)
4/13/07-7/11/07                 GBP                  1,459          CHF                  3,500                            33
4/13/07-7/11/07                 GBP                  3,036          JPY                700,000                            47
4/13/07-7/11/07                 JPY                769,000          GBP                  3,330                           (59)
4/13/07-7/11/07                 JPY                698,000          USD                  5,924                           (49)
4/13/07-7/11/07                 NZD                  4,263          JPY                346,000                           (10)
4/13/07-8/10/07                 JPY                625,000          NZD                  7,636                           (33)
5/11/07-7/11/07                 USD                  5,329          JPY                629,000                            58
                                                                                                              --------------
                                                                                                              $          (36)
                                                                                                              ==============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
February 28, 2007

Swaps -- A summary of outstanding swap agreements held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                                                          NOTIONAL        UNREALIZED
                                                                                     EXPIRATION             AMOUNT      DEPRECIATION
DESCRIPTION                                                                                DATE        (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                           CREDIT DEFAULT SWAP
------------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
  (Counterparty: Bank of America)                                                      07/25/45              2,750      $      (111)
====================================================================================================================================

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Enhanced Income Fund
February 28, 2007

Percentages are based on Net Assets of $108,556 ($ Thousands).

*     Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investments Trust

(A) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007. The date reported on the Schedule of Investments is the next reset date.

(D)   Tri-Party Repurchase Agreement

(E)   Unsettled Position -- Interest rate will not be known until settlement.

AUD   -- Australian Dollar
CAD   -- Canadian Dollar
CHF   -- Swiss Franc
Cl    -- Class
EUR   -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GBP   -- British Pound Sterling
JPY   -- Japanese Yen
LLC   -- Limited Liability Company
MTN   -- Medium Term Note
NZD   -- New Zealand Dollar
PLC   -- Public Limited Company
SEK   -- Swedish Krona
Ser   -- Series
TBA   -- To Be Announced
USD   -- United States Dollar

Amounts designated as "--" are either $0 or have been rounded to $0.

++ At February 28, 2007, the tax basis cost of the Fund's investments was $115,556 ($ Thousands), and the unrealized appreciation and depreciation were $240 ($ Thousands) and $(26) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 34.6%
  FHLMC
   9.750%, 10/01/14                            $              7   $           7
   8.500%, 09/01/08 to 04/01/09                              24              24
   7.500%, 11/01/17 to 06/01/32                           1,147           1,198
   7.000%, 03/01/07 (F)                                     111             113
   7.000%, 11/01/15 to 06/01/32                           1,353           1,399
   6.500%, 10/01/16 to 10/01/36                          38,188          39,012
   6.000%, 01/01/13 to 03/01/36                          13,081          13,263
   5.500%, 09/01/13 to 03/15/37                          30,231          30,255
   5.125%, 04/18/11                                       2,692           2,723
   5.000%, 02/01/20 to 09/01/35                          80,029          78,434
   4.500%, 03/01/19 to 08/01/35                          54,396          52,747
   4.000%, 03/01/19 to 01/01/34                          29,958          28,313
  FHLMC ARM
   5.699%, 03/01/36                                       1,875           1,876
   5.601%, 05/01/36                                      13,599          13,664
   5.175%, 12/01/35                                       1,113           1,108
   5.150%, 01/01/36                                       7,674           7,580
   5.095%, 02/01/36                                       7,202           7,160
   4.992%, 05/01/35                                       1,279           1,264
  FHLMC TBA
   6.000%, 04/01/16                                      42,713          43,354
   5.000%, 03/01/35                                       7,900           7,665
  FNMA
   8.000%, 04/01/08 to 07/01/31                             683             712
   7.500%, 06/01/30
   7.000%, 03/01/09 to 04/01/32                           3,536           3,648
   6.500%, 05/01/17 to 11/01/33                           3,662           3,752
   6.000%, 04/01/17 to 01/01/36                          15,217          15,382
   5.570%, 12/01/16                                         589             612
   5.510%, 12/01/16                                         499             517
   5.500%, 04/01/14 to 11/01/36                         241,288         240,537
   5.082%, 10/01/36 (F)                                   4,143           4,118
   5.060%, 01/01/17                                         287             288
   5.000%, 06/01/18 to 11/01/34                         109,999         107,760
   4.653%, 10/01/12                                       1,140           1,119
   4.508%, 04/01/09                                       1,593           1,576
   4.500%, 06/01/18 to 02/01/35                          12,149          11,706
   4.330%, 11/01/11                                       1,472           1,430
   4.000%, 09/01/18 to 12/01/20                          46,830          44,361
  FNMA ARM
   6.919%, 03/01/07                                       2,801           2,901
   6.911%, 03/01/07                                       2,902           3,006
   6.908%, 03/01/07                                       2,877           2,979
   6.905%, 03/01/07                                       2,884           2,987
   6.444%, 07/01/36                                       4,322           4,430
   6.288%, 11/01/35                                       3,052           3,161
   5.928%, 09/01/36                                       7,997           8,087
   5.662%, 06/01/36                                       2,024           2,045
   5.645%, 02/01/36                                      13,360          13,435
   5.504%, 06/01/36                                       1,639           1,645
   5.298%, 04/01/36                                       2,350           2,345
   5.070%, 07/01/35                                       2,809           2,794
   4.868%, 09/01/35                                       1,456           1,436
  FNMA TBA
   6.500%, 04/30/35 to 03/01/37                         112,090         114,254
   6.000%, 03/01/16 to 03/01/37                         188,623         191,005
   5.500%, 03/01/22 to 03/01/37                         153,310         152,477
   5.000%, 03/18/22 to 03/01/37                         469,329         456,021
  GNMA
   9.500%, 12/15/20                                          21              23
   7.000%, 04/15/26 to 09/15/34                           7,274           7,566
   6.500%, 06/15/11 to 03/01/37                          61,585          63,163
   6.000%, 03/15/14 to 04/28/36                          86,535          87,914

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
   5.500%, 04/15/14 to 10/20/34                $          7,671   $       7,656
   5.000%, 05/15/20 to 11/15/35                          63,570          62,264
  GNMA ARM
   3.750%, 03/01/07                                       5,587           5,550
  GNMA TBA
   6.500%, 03/01/34                                      10,400          10,666
   6.000%, 03/23/34                                      19,600          19,894
                                                                  -------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $1,993,356) ($ Thousands)                                     1,998,381
                                                                  -------------

CORPORATE OBLIGATIONS -- 28.0%

CONSUMER DISCRETIONARY -- 1.0%
  COX Communications
    7.875%, 08/15/09                                        440             466
    7.125%, 10/01/12                                      1,540           1,673
  CVS (C)
    5.789%, 01/10/26                                      2,176           2,153
  CVS Lease Pass-Through Trust (C)
    6.036%, 12/10/28                                      2,163           2,182
  Clear Channel Communications
    6.250%, 03/15/11                                      2,740           2,733
    4.250%, 05/15/09                                      1,040           1,010
  Comcast
    9.000%, 09/01/08                                        710             748
    6.500%, 01/15/15                                      3,635           3,880
    6.500%, 01/15/17                                      1,825           1,955
    5.900%, 03/15/16                                      1,085           1,117
    5.650%, 06/15/35                                      2,315           2,187
  Comcast Cable Communications
    8.375%, 03/15/13                                      4,115           4,753
    6.750%, 01/30/11                                      5,950           6,275
  DaimlerChrysler
    8.500%, 01/18/31 (J)                                  1,390           1,736
    7.300%, 01/15/12                                      1,995           2,158
    6.500%, 11/15/13                                      3,530           3,709
  DaimlerChrysler MTN (J)
    5.750%, 09/08/11                                      2,165           2,195
  Ford Motor (J)
    7.450%, 07/16/31                                      2,770           2,223
  Home Depot
    5.875%, 12/16/36                                      1,583           1,588
  News America
    6.400%, 12/15/35                                      2,820           2,910
    6.200%, 12/15/34                                        315             317
  Target
    4.000%, 06/15/13                                        355             333
  Time Warner
    7.700%, 05/01/32                                      4,185           4,913
    6.875%, 05/01/12                                        350             375
  Time Warner Entertainment
    8.375%, 07/15/33                                      2,645           3,342
  Tulane University of Louisiana (C) (F)
    6.174%, 05/15/07                                      1,822           1,822
                                                                  -------------
                                                                         58,753
                                                                  -------------
CONSUMER STAPLES -- 0.2%
  Altria Group
    7.750%, 01/15/27                                      1,145           1,410
    7.000%, 11/04/13                                      3,450           3,789
  Kraft Foods
    5.625%, 11/01/11                                      1,810           1,844
    5.250%, 10/01/13                                      1,940           1,934

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Philip Morris Capital
    7.500%, 07/16/09                           $          1,155   $       1,205
  Reynolds American (J)
    7.875%, 05/15/09                                      1,630           1,702
                                                                  -------------
                                                                         11,884
                                                                  -------------
ENERGY -- 1.9%
  Anadarko Finance, Ser B
    7.500%, 05/01/31                                      5,133           5,836
  Anadarko Petroleum
    6.450%, 09/15/36                                      5,150           5,246
    5.950%, 09/15/16                                        230             233
    5.760%, 03/15/07 (F)                                  4,650           4,659
  BP Canada Finance
    3.625%, 01/15/09                                      2,740           2,677
  Cameron Highway Oil Pipe, Ser A (C)
    5.860%, 12/15/17                                        848             845
  Canadian Natural Resources
    6.500%, 02/15/37                                        890             931
  Conoco Funding
    7.250%, 10/15/31                                        885           1,057
    6.950%, 04/15/29                                      7,425           8,614
    6.350%, 10/15/11                                        430             453
  ConocoPhillips
    5.900%, 10/15/32                                         10              10
    5.625%, 10/15/16 (J)                                  4,095           4,188
    4.750%, 10/15/12                                        880             870
  Devon Financing
    6.875%, 09/30/11                                      2,455           2,618
  EMP Nacional del Petrole (C)
    6.750%, 11/15/12                                        171             183
    4.875%, 03/15/14                                        892             861
  El Paso (J)
    6.950%, 06/01/28                                      2,250           2,272
  GAZ Capital (C)
    6.212%, 11/22/16                                      9,100           9,118
  Hess
    7.300%, 08/15/31                                      6,647           7,570
  Husky Oil
    7.550%, 11/15/16                                      1,610           1,823
  ITC Holdings (C)
    6.375%, 09/30/36                                        550             571
    5.875%, 09/30/16                                      1,237           1,253
  Kansas Gas & Electric
    5.647%, 03/29/21                                      2,815           2,783
  Kerr-Mcgee
    6.950%, 07/01/24                                      2,325           2,508
  Kinder Morgan Energy Partners
    7.125%, 03/15/12                                      1,760           1,896
    6.000%, 02/01/17                                        660             675
    5.000%, 12/15/13                                      1,190           1,158
  Mantis Reef II (C)
    4.799%, 11/03/09                                      1,095           1,074
  Nakilat (C)
    6.267%, 12/31/33                                        746             749
    6.067%, 12/31/33                                      1,402           1,405
  Nevada Power, Ser M
    5.950%, 03/15/16                                      2,455           2,510
  Nexen
    7.875%, 03/15/32                                        958           1,168
    5.875%, 03/10/35                                        280             272
  Pemex Project Funding Master
    Trust
    6.660%, 03/15/07  (C) (F)                             1,411           1,448
    6.625%, 06/15/35  (J)                                 3,474           3,596

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Petrobras International Finance
    6.125%, 10/06/16                           $          5,505   $       5,574
  Petroleum Export (C)
    5.265%, 06/15/11                                        658             644
    4.623%, 06/15/10                                        429             424
  Plains All American Pipeline (C)
    6.650%, 01/15/37                                      1,145           1,203
    6.125%, 01/15/17                                      2,300           2,365
  Ras Laffan LNG II (C)
    5.298%, 09/30/20                                        879             853
  Ras Laffan LNG III (C)
    6.332%, 09/30/27                                      1,760           1,815
  Sonat
    7.625%, 07/15/11                                      2,880           3,082
  Southern Star Cent Gas (C)
    6.000%, 06/01/16                                      1,875           1,917
  Williams
    8.750%, 03/15/32                                      2,170           2,485
    7.750%, 06/15/31                                        740             788
  Williams, Ser A
    7.500%, 01/15/31                                         20              21
  XTO Energy
    7.500%, 04/15/12                                      1,320           1,447
  YPF Sociedad Anonima MTN, Ser A
    7.750%, 08/27/07                                      3,000           3,011
                                                                  -------------
                                                                        108,759
                                                                  -------------
FINANCIALS -- 19.4%
  ABX Financing (C)
    6.350%, 10/15/36                                      5,200           5,303
  ACE (J)
    6.700%, 05/15/36                                      1,135           1,259
  ASIF Global Financing XIX (C)
    4.900%, 01/17/13                                        450             445
  Aegon (F)
    5.413%, 04/15/07                                      2,040           1,754
  Aiful (C)
    5.000%, 08/10/10                                      2,620           2,570
    4.450%, 02/16/10                                      2,400           2,326
  Allied Capital
    6.625%, 07/15/11                                      6,420           6,540
  Allied World Assurance
    7.500%, 08/01/16                                      2,000           2,189
  American Express Travel (C)
    5.250%, 11/21/11                                      2,635           2,659
  American General Finance (C) (F) (K)
    5.370%, 03/17/08                                     30,493          30,492
  American International Group
    5.600%, 10/18/16 (J)                                  1,160           1,192
    4.700%, 10/01/10                                      2,850           2,820
  Australia & New Zealand Banking Group (F)
    5.400%, 10/29/49                                      1,590           1,375
  BAC Capital Trust XI
    6.625%, 05/23/36                                      1,500           1,641
  BNP Paribas (F)
    5.445%, 03/23/07                                      1,080             922
  Banco Mercantile (C) (F)
    6.135%, 10/13/16                                      1,821           1,847
  Banco Santander Chile
    7.375%, 07/18/12                                        659             725
  Bank One
    7.875%, 08/01/10                                      4,440           4,824

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Bank of America
    5.420%, 03/15/17 (C)                       $          3,300   $       3,311
    5.375%, 06/15/14                                      1,840           1,865
    4.250%, 10/01/10                                      1,490           1,456
  Bank of Ireland (F)
    5.688%, 03/05/07                                      1,000             867
  Bank of Nova Scotia (F)
    5.625%, 08/23/07                                        790             683
  Bank of Scotland (F)
    5.563%, 11/29/49                                        330             283
  Bankamerica Capital II
    8.000%, 12/15/26                                        402             418
  Banponce Trust I, Ser A
    8.327%, 02/01/27                                      2,410           2,513
  Barclays Bank (F)
    5.750%, 07/02/07                                        410             357
  Bear Stearns EXL (F) (K)
    5.360%, 03/17/08                                     37,433          37,433
  Boeing Capital (J)
    6.500%, 02/15/12                                        340             362
    5.800%, 01/15/13                                        315             327
  Capital One Bank
    4.875%, 05/15/08                                      2,850           2,836
  Capital One Financial
    6.150%, 09/01/16                                      1,770           1,837
  Chuo Mitsui Trust & Banking (C) (F)
    5.506%, 12/15/49                                      1,462           1,420
  Cigna
    6.150%, 11/15/36                                      2,235           2,291
  Cit Group
    5.850%, 09/15/16                                      5,220           5,368
  Citigroup
    5.500%, 02/15/17                                      3,980           4,026
    5.100%, 09/29/11                                      2,360           2,366
    4.125%, 02/22/10 (J)                                  6,820           6,669
    3.625%, 02/09/09                                      5,975           5,832
  Core Invest Grade Trust
    4.659%, 11/30/07                                      2,333           2,321
  Corp Andina de Fomento
    5.125%, 05/05/15                                        710             691
  Countrywide Financial MTN (F) (K)
    5.443%, 06/27/07                                     12,618          12,618
  Countrywide Financial MTN, Ser A (F) (K)
    5.440%, 10/31/07                                     31,544          31,544
  Credit Suisse First Boston (F)
    5.500%, 03/19/07                                        655             560
  Credit Suisse First Boston
    London (C) (F) (L)
    0.000%, 03/24/07                                      8,339           7,575
    0.000%, 03/24/07                                      3,201           2,908
  Credit Suisse USA (J)
    5.500%, 08/16/11                                      4,130           4,203
  Den Norske Bank (F)
    5.688%, 05/18/07                                        190             164
    5.563%, 05/18/07                                        650             553
  Deutsche Bank Capital Funding
    Trust (C) (F)
    5.628%, 01/19/49                                      7,789           7,760
  Developers Divers Realty MTN +
    7.000%, 03/19/07                                      1,100           1,101
  Developers Divers Realty +
    5.375%, 10/15/12                                      1,940           1,946
  Dresdner Funding Trust I (C)
    8.151%, 06/30/31                                      1,204           1,481
  Dryden Investor Trust (H)
    7.157%, 07/23/08                                      1,442           1,459

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Eksportfinans
    5.500%, 05/25/16                           $          4,250   $       4,424
  Eksportfinans MTN, Ser G
    5.125%, 10/26/11                                      1,078           1,087
  Equity One +
    3.875%, 04/15/09                                      7,100           6,872
  Farmers Exchange Capital (C)
    7.200%, 07/15/48                                      3,738           3,949
    7.050%, 07/15/28                                      1,063           1,129
  Farmers Insurance Exchange (C)
    8.625%, 05/01/24                                      4,118           4,985
  First Industrial
    7.600%, 07/15/28                                      3,400           3,919
  First Industrial MTN
    7.500%, 12/01/17                                      2,765           3,129
  Ford Motor Credit
    7.875%, 06/15/10                                      7,200           7,324
    7.375%, 10/28/09                                     15,740          15,858
    7.250%, 10/25/11                                        329             324
    7.000%, 10/01/13                                      8,075           7,746
    6.625%, 06/16/08                                     10,480          10,507
  Fund American
    5.875%, 05/15/13                                      1,448           1,461
  GE Capital Franchise MTN +
    6.860%, 06/15/07                                      1,100           1,104
  GMAC LLC
    8.000%, 11/01/31                                      2,567           2,831
    7.569%, 03/25/07 (F)                                 11,009          11,343
    6.125%, 01/22/08                                        415             414
  General Electric Capital MTN
    5.375%, 10/20/16                                      1,600           1,615
  General Electric Capital MTN,
    Ser A
    6.750%, 03/15/32 (J)                                  1,180           1,372
    6.000%, 06/15/12                                      4,825           5,029
    3.750%, 12/15/09                                      3,827           3,712
  General Motors Acceptance
    7.750%, 01/19/10                                      2,370           2,448
    7.250%, 03/02/11                                      2,755           2,821
    6.875%, 09/15/11                                      3,930           3,977
    6.310%, 04/18/07 (F)                                  3,340           3,340
    6.125%, 08/28/07                                      9,860           9,861
    5.625%, 05/15/09                                      7,680           7,574
  General Motors Acceptance MTN (F)
    6.516%, 03/23/07                                      3,145           3,157
  Glitnir Bank
    6.693%, 06/15/16 (C) (F)                              4,480           4,677
    6.330%, 07/28/11 (C)                                  2,440           2,535
  Goldman Sachs Group
    6.600%, 01/15/12                                      2,630           2,792
    5.950%, 01/15/27                                      1,155           1,151
    5.625%, 01/15/17                                      4,500           4,505
    5.125%, 01/15/15                                      4,320           4,245
  HBOS (C) (F)
    5.375%, 06/15/16                                      2,277           2,267
  HBOS Treasury Services (C)
    5.000%, 11/21/11                                      6,530           6,549
  HSBC Bank (F)
    5.875%, 06/19/07                                      1,210           1,047
    5.663%, 06/11/07                                      2,320           1,960
  HSBC Finance
    8.000%, 07/15/10                                      2,330           2,541
    7.000%, 05/15/12                                      1,975           2,142
    6.375%, 11/27/12                                        365             388
  HVB Funding Trust III (C)
    9.000%, 10/22/31                                      1,226           1,638

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Hartford Financial Services Group (J)
    5.500%, 10/15/16                           $          2,830   $       2,865
  Health Care Properties+
    6.000%, 01/30/17                                      6,000           6,068
    5.650%, 12/15/13                                      3,180           3,183
  Highwoods Realty +
    7.500%, 04/15/18                                      3,888           4,401
    7.125%, 02/01/08                                      3,803           3,856
  ILFC E-Capital Trust II (C) (F) (J)
    6.250%, 12/21/65                                      1,090           1,128
  International Lease Finance MTN
    5.580%, 05/24/07 (F)                                  1,805           1,812
    5.450%, 03/24/11                                      3,770           3,819
    5.400%, 02/15/12                                      2,865           2,901
  Irish Life & Permanent MTN, Ser X
    (C) (F) (K)
    5.366%, 05/24/07                                     27,969          27,968
  Islandsbanki (C) (F) (K)
    5.390%, 05/24/07                                     17,875          17,875
    5.370%, 05/24/07                                     31,544          31,544
  JPMorgan Capital Trust I
    7.540%, 01/15/27                                        697             723
  JPMorgan Chase
    5.750%, 01/02/13                                      3,670           3,776
    5.600%, 06/01/11                                      4,320           4,412
    5.125%, 09/15/14                                      2,125           2,108
  JPMorgan Chase Capital XVIII,
    Ser R
    6.950%, 08/17/36                                      2,095           2,288
  Jackson National Life Funding (C) (F) (K)
    5.320%, 05/24/07                                     46,265          46,265
  Kaupthing Bank
    7.125%, 05/19/16 (C)                                 12,000          13,209
    6.050%, 04/12/07 (C) (F)                              6,870           6,943
    5.750%, 10/04/11 (C)                                  1,120           1,139
  Kaupthing Bank MTN (C) (F) (K)
    5.400%, 05/24/07                                     52,574          52,574
  Korea Development Bank
    4.250%, 11/13/07                                        560             556
  Landsbanki Islands
    6.100%, 08/25/11 (C)                                  6,520           6,750
    5.410%, 05/24/07 (C) (F) (K)                         39,956          39,956
  Lazard Group
    7.125%, 05/15/15                                      5,490           5,866
  Lehman Brothers Holdings MTN
    11.000%, 05/24/07 (F)                                 5,269           5,276
    8.920%, 08/16/07 (F)                                  3,023           3,106
    5.750%, 07/18/11 (J)                                  4,000           4,102
    5.750%, 05/17/13                                      3,515           3,611
    5.250%, 02/06/12                                      2,765           2,772
    0.000%, 08/16/07 (F) (M)                              4,940           5,125
  Lehman Brothers Holdings MTN,
    Ser H (F) (M)
    0.000%, 08/16/07                                      3,736           3,469
  Liberty Mutual Group (C) (J)
    7.500%, 08/15/36                                      1,939           2,151
  Liberty Property +
    7.750%, 04/15/09                                      1,026           1,075
    6.375%, 08/15/12                                        397             417
  Lloyds TSB Bank, Ser 1 (F)
    5.625%, 05/14/07                                        410             359
  Lloyds TSB Bank, Ser 2 (F)
    5.563%, 05/21/07                                        110              95
  Lloyds TSB Bank, Ser 3 (F)
    5.560%, 08/31/07                                      1,600           1,372

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  M&I Capital Trust, Cl A
    7.650%, 12/01/26                           $          1,513   $       1,564
  MUFG Capital Finance
    6.346%, 08/31/07 (F)                                  1,174           1,199
    6.346%, 07/25/49 (F) (J)                              1,840           1,909
  Mangrove Bay Pass thru Trust (C) (F)
    6.102%, 08/31/07                                      2,095           2,066
  Master Alternative Loans Trust,
    Ser 2006-3, Cl AA3
    6.250%, 07/25/36                                        802             824
  Mellon Capital I, Ser A
    7.720%, 12/01/26                                        827             859
  Merrill Lynch
    7.430%, 09/01/22                                          5               5
    6.110%, 01/29/37                                      1,175           1,173
    6.050%, 05/16/16 (J)                                  3,425           3,561
  Merrill Lynch MTN, Ser B
    3.375%, 09/14/07                                      1,650           1,633
  Metlife
    6.400%, 12/15/36                                      4,440           4,522
  Mizuho Finance
    8.375%, 04/27/09                                        700             741
    8.375%, 12/29/49                                        530             561
  Morgan Stanley
    5.375%, 10/15/15                                      3,015           3,020
    4.750%, 04/01/14                                      2,270           2,177
  Morgan Stanley EXL (F) (K)
    5.400%, 08/31/07                                      7,360           7,360
  Morgan Stanley EXL, Ser S (F) (K)
    5.363%, 08/31/07                                     10,515          10,515
  Morgan Stanley MTN
    5.824%, 10/18/16 (F)                                  1,530           1,533
    5.625%, 01/09/12                                      2,940           2,997
  NB Capital Trust IV
    8.250%, 04/15/27                                      4,865           5,061
  National Australia Bank (F)
    5.556%, 04/09/07                                        740             638
    5.400%, 04/09/07                                        130             112
  National Capital Trust II (C) (F)
    5.486%, 06/17/07                                      3,207           3,173
  National Westminster Bank, Ser B (F)
    5.625%, 07/09/07                                        570             490
  National Westminster Bank, Ser C (F)
    5.500%, 05/27/07                                        160             137
  Nationwide Building Society (C) (F) (K)
    5.440%, 10/26/07                                     11,566          11,566
    5.370%, 03/07/08                                     21,030          21,030
  Nationwide Mutual Insurance (C)
    8.250%, 12/01/31                                      2,000           2,488
    6.600%, 04/15/34                                      5,263           5,302
  North Front Pass-Through Trust (C) (F)
    5.810%, 06/15/07                                      5,291           5,260
  Northern Rock (C) (F) (K)
    5.360%, 03/03/08                                     21,660          21,660
  PF Export Receivables Master Trust (C)
    6.436%, 06/01/15                                      1,748           1,783
  PNC Funding
    5.625%, 02/01/17                                      1,365           1,388
    5.250%, 11/15/15 (J)                                  2,820           2,810
  PPL Montana
    8.903%, 07/02/20                                        123             136

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Paribas, Ser 1986 (F)
    5.563%, 03/11/07                           $            693   $         594
  Pemex Finance
    9.690%, 08/15/09                                      1,250           1,317
  Power Receivables Financial
    6.290%, 01/01/12                                      3,700           3,727
    6.290%, 01/01/12 (C)                                  1,168           1,177
  Premium Asset Trust, Ser 2004-10
    (C) (F) (K)
    5.380%, 03/11/07                                     29,441          29,441
  Prime Property Funding + (C)
    5.600%, 06/15/11                                      3,380           3,409
    5.500%, 01/15/14                                      5,000           5,034
  Prologis +
    5.500%, 04/01/12                                      2,430           2,456
    5.250%, 11/15/10                                        860             863
  Prudential Financial MTN
    5.700%, 12/14/36                                      2,305           2,285
  RBS Capital Trust III (F)
    5.512%, 03/30/07                                        316             315
  Rabobank Capital Fund Trust II
    (C) (F)
    5.260%, 03/11/07                                      1,130           1,116
  Rabobank Capital Fund Trust III
    (C) (F)
    5.254%, 06/30/07                                      1,337           1,314
  Residential Capital
    6.739%, 03/29/07 (F)                                  1,790           1,794
    6.500%, 04/17/13                                      6,546           6,609
    6.125%, 11/21/08                                      7,065           7,093
    6.000%, 02/22/11                                      2,090           2,079
  Resona Bank Ltd. (C) (F) (J)
    5.850%, 09/29/49                                      4,158           4,166
  Resona Preferred Global
    Securities (C) (F)
    7.191%, 07/30/49                                      4,110           4,425
  Royal Bank of Canada (F)
    5.578%, 03/21/07                                      1,010             864
  Royal Bank of Scotland Group
    5.000%, 10/01/14                                      2,340           2,295
  Royal Bank of Scotland Group (F)
    5.750%, 06/11/07                                      2,380           2,029
  SLM EXL, Ser S (C) (F) (K)
    5.320%, 06/11/07                                     23,133          23,133
  SLM MTN, Ser CPI (F)
    3.100%, 03/01/07                                      4,180           4,040
  SMFG Preferred Capital (C) (F)
    6.078%, 01/25/17                                     10,765          10,890
  Security Benefit Life (C)
    7.450%, 10/01/33                                      5,622           6,394
  Shinsei Finance Cayman (C) (F) (J)
    6.418%, 06/11/07                                      4,560           4,619
  Simon Property Group
    5.750%, 05/01/12 +                                    2,200           2,258
    5.600%, 09/01/11 + (J)                                3,040           3,098
    5.000%, 03/01/12                                      3,221           3,201
  Skandinav Enskilda Bank (C) (F) (K)
    5.324%, 06/11/07                                     23,133          23,132
  Societe Generale (F)
    5.438%, 05/26/07                                        680             585
    4.656%, 05/26/07                                        150             129
  Standard Chartered I (F)
    5.563%, 07/16/07                                      1,840           1,523
  Standard Chartered II (F)
    5.625%, 05/07/07                                      2,720           2,278
  Standard Chartered IV (F)
    5.730%, 07/06/07                                        290             240

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Stanfield Victoria LLC MTN (C) (K)
    5.385%, 06/11/07                           $         21,030   $      21,029
  Stingray Pass-Through Trust (C)
    5.902%, 01/12/15                                      4,300           3,916
  Sumitomo Mitsui Banking
    8.150%, 08/01/08                                        423             437
    8.150%, 08/29/49                                        951             984
  SunTrust Capital VIII (F)
    6.100%, 06/06/07                                      5,450           5,380
  TNK-BP Finance (C) (J)
    7.500%, 07/18/16                                      3,750           3,966
  Toll Road Investment Partners II (C) (E)
    5.367%, 02/15/45                                      6,915             904
  Toyota Motor Credit
    2.875%, 08/01/08                                      1,970           1,907
  Twin Reefs Pass-Through (C) (F)
    6.320%, 03/10/07                                        900             902
  UFJ Finance Aruba
    8.750%, 08/13/49                                        236             249
    8.750%, 11/29/49                                      1,060           1,117
  US Bancorp MTN, Ser N
    3.125%, 03/15/08                                      1,520           1,485
  Wachovia
    5.300%, 10/15/11                                      4,565           4,608
    5.250%, 08/01/14                                        250             250
    4.875%, 02/15/14                                      2,345           2,292
  Wachovia Capital Trust III (F)
    5.800%, 03/10/07                                      3,658           3,719
  Washington Mutual
    4.000%, 01/15/09                                      1,413           1,384
  Washington Mutual Bank
    5.650%, 08/15/14                                      2,290           2,298
  Washington +
    5.350%, 05/01/15                                        695             690
  Wells Fargo
    5.000%, 11/15/14                                      1,145           1,122
  Wells Fargo Capital
    5.950%, 12/15/36                                        960             964
  Westfield Capital (C)
    4.375%, 11/15/10                                      3,900           3,796
  Westfield Group (C)
    5.400%, 10/01/12                                      6,365           6,433
  Westpac Banking (F)
    5.525%, 03/30/07                                        870             741
  Westpac Capital Trust IV (C) (F)
    5.256%, 12/29/49                                      1,259           1,215
  Woodbourne Pass-Through Trust (C) (F)
    6.420%, 03/08/07                                      2,500           2,518
  Woori Bank (C) (F) (J)
    6.125%, 05/03/16                                      1,243           1,277
  ZFS Finance USA Trust II (C) (F)
    6.450%, 05/03/16                                      3,350           3,443
  Zions Bancorp
    5.500%, 11/16/15                                      1,800           1,800
  Zurich Capital Trust I (C)
    8.376%, 06/01/37                                      8,350           8,728
                                                                  -------------
                                                                      1,119,680
                                                                  -------------
INDUSTRIALS -- 1.6%
  Air 2 US (C)
    8.027%, 10/01/19                                      6,920           7,179
  America West Airlines, Ser 1999-1
    7.930%, 01/02/19                                      4,748           5,142

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  American Airlines, Ser 1999-1 (J)
    7.024%, 10/15/09                           $          2,320   $       2,406
  Canadian National Railway
    6.200%, 06/01/36                                      1,870           1,996
  Cedar Brakes I LLC (C)
    8.500%, 02/15/14                                      1,457           1,582
  Cedar Brakes II LLC (C)
    9.875%, 09/01/13                                      6,002           6,665
  Continental Airlines, Ser 02-1
    6.563%, 02/15/12                                      1,400           1,461
  Continental Airlines, Ser 1999-2
    7.256%, 03/15/20                                      1,482           1,582
  Continental Airlines, Ser 971A
    7.461%, 04/01/15                                      2,400           2,496
  Continental Airlines, Ser 974A
    6.900%, 01/02/18                                      5,404           5,691
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                                      2,402           2,463
  Corning
    5.250%, 08/15/36                                      1,860           2,058
  Eastman Kodak
    7.250%, 11/15/13                                      2,445           2,451
  Electronic Data Systems
    7.125%, 10/15/09                                      2,990           3,121
  Hewlett-Packard
    5.400%, 03/01/17                                      1,551           1,566
  Hutchison Wham International (C)
    6.250%, 01/24/14                                      6,330           6,635
  Northwest Airlines, Cl 1A-1 (I)
    7.041%, 04/01/22                                      1,483           1,490
  Stauffer Chemical (E)
    5.833%, 04/15/18                                        860             463
    5.704%, 04/15/17                                        350             199
    5.202%, 04/15/10                                        300             255
  Tyco International Group
    7.000%, 06/15/28                                      1,875           2,309
    6.875%, 01/15/29 (J)                                  8,760          10,571
    6.375%, 10/15/11                                      7,740           8,196
    6.000%, 11/15/13                                      1,945           2,069
  United Technologies
    6.500%, 06/01/09                                      1,670           1,723
    5.400%, 05/01/35                                        670             658
  Waste Management
    7.375%, 05/15/29                                          5               6
    7.125%, 12/15/17                                      4,840           5,385
    7.100%, 08/01/26                                      1,375           1,507
                                                                  -------------
                                                                         89,325
                                                                  -------------
HEALTH CARE -- 0.4%
  Abbott Laboratories
    5.875%, 05/15/16                                      2,835           2,969
  Cardinal Health (J)
    5.850%, 12/15/17                                      4,875           4,952
  HCA
    5.750%, 03/15/14                                      5,548           4,737
  Tenet Healthcare
    7.375%, 02/01/13                                        168             157
  Teva Pharmaceutical Finance LLC
    6.150%, 02/01/36                                      1,715           1,703
  Wyeth
    6.950%, 03/15/11                                      7,840           8,371
                                                                  -------------
                                                                         22,889
                                                                  -------------

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
MATERIALS -- 0.2%
  Codelco (C)
    6.150%, 10/24/36                           $          1,810   $       1,915
    4.750%, 10/15/14                                        900             869
  Vale Overseas Limited
    8.250%, 01/17/34 (J)                                  1,125           1,377
    6.875%, 11/21/36                                      5,150           5,429
    6.250%, 01/23/17                                      3,285           3,377
  Weyerhaeuser
    6.750%, 03/15/12                                        410             435
                                                                  -------------
                                                                         13,402
                                                                  -------------
SOVEREIGN -- 0.8%
  Canadian Government
    4.000%, 12/01/31                                      1,161           1,436
  Deutsche Bundesrepublik
    3.750%, 01/04/15                                      6,750           8,799
  Quebec Province
    5.125%, 11/14/16                                      3,455           3,479
  Republic of Chile
    7.125%, 01/11/12                                      1,140           1,237
  Republic of Italy
    5.375%, 06/15/33                                      1,705           1,711
  Russian Federation (C) (G)
    5.000%, 03/31/30                                      2,515           2,848
  Russian Federation Registered (G)
    5.000%, 03/31/30                                      9,275          10,511
  State of Israel
    5.500%, 11/09/16                                      2,850           2,860
  Taqa Abu Dhabi National (C)
    6.500%, 10/27/36                                        502             524
  United Mexican States
    5.625%, 01/15/17                                      1,830           1,837
  United Mexican States MTN, Ser A
    7.500%, 04/08/33                                        218             258
    6.750%, 09/27/34 (J)                                  9,110           9,944
    5.875%, 01/15/14                                      1,480           1,515
                                                                  -------------
                                                                         46,959
                                                                  -------------
TELECOMMUNICATION SERVICES -- 1.2%
  AT&T
    7.300%, 11/15/11                                      3,085           3,363
    6.800%, 05/15/36                                      1,200           1,315
    6.150%, 09/15/34                                      1,545           1,574
    5.100%, 09/15/14                                      7,375           7,261
  BellSouth
    6.000%, 11/15/34 (J)                                    980             975
    4.750%, 11/15/12                                        190             186
  BellSouth Telecommunications
    7.000%, 12/01/95                                      2,248           2,351
  British Telecommunications PLC
    8.375%, 12/15/10                                      1,310           1,468
  Deutsche Telekom International
    Finance
    8.250%, 06/15/30                                      2,280           2,881
    5.750%, 03/23/16                                      2,175           2,187
  France Telecom
    8.500%, 03/01/31                                      1,815           2,434
  Koninklije
    8.000%, 10/01/10                                      5,100           5,530
  New Cingular Wireless Services (J)
    8.125%, 05/01/12                                      3,205           3,628
  SBC Communications
    5.625%, 06/15/16                                      2,275           2,303

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Sprint Capital
    8.750%, 03/15/32                           $          3,850   $       4,698
    8.375%, 03/15/12                                      5,300           5,943
    6.125%, 11/15/08                                      2,805           2,846
  Sprint Nextel
    6.000%, 12/01/16                                      1,927           1,919
  Telecom Italia Capital
    6.000%, 09/30/34                                        735             687
    5.250%, 11/15/13                                        580             565
    5.250%, 10/01/15                                      2,875           2,745
    4.950%, 09/30/14                                      1,320           1,249
  Telefonica Emisiones Sau
    6.421%, 06/20/16                                      1,155           1,214
    5.984%, 06/20/11                                      5,470           5,621
  Telus
    8.000%, 06/01/11                                      1,477           1,622
  Verizon Global Funding
    7.375%, 09/01/12 (J)                                  1,730           1,906
    6.875%, 06/15/12                                        465             500
  Vodafone Group
    6.150%, 02/27/37                                        922             919
    5.625%, 02/27/17                                      1,100           1,100
                                                                  -------------
                                                                         70,990
                                                                  -------------
UTILITIES -- 1.3%
  Allegheny Energy Supply (C)
    8.250%, 04/15/12                                      1,635           1,790
  Amerada Hess
    7.875%, 10/01/29                                        650             777
  Arizona Public Services
    8.000%, 12/30/15                                        780             868
  Cleveland Electric Illumination
    5.950%, 12/15/36                                        920             906
  Cogentrix Energy (C)
    8.750%, 10/15/08                                      6,200           6,566
  Commonwealth Edison
    4.700%, 04/15/15                                      1,362           1,287
  Commonwealth Edison, Ser 100
    5.875%, 02/01/33                                        931             911
  Commonwealth Edison, Ser 104
    5.950%, 08/15/16                                      1,600           1,638
  DPL
    6.875%, 09/01/11                                      5,110           5,437
  Dominion Resources
    5.700%, 09/17/12                                      3,560           3,646
    4.750%, 12/15/10                                        740             730
    4.125%, 02/15/08                                        250             247
  Dominion Resources, Ser D
    5.125%, 12/15/09                                        850             851
  Duke Energy
    6.250%, 01/15/12                                        460             482
    5.625%, 11/30/12                                        525             538
  Empresa Nacional Electric
    8.625%, 08/01/15                                        340             405
  Exelon
    5.625%, 06/15/35                                      4,860           4,657
  Exelon Generation
    6.950%, 06/15/11                                      1,150           1,218
  FPL Energy American Wind (C)
    6.639%, 06/20/23                                      4,783           4,995
  FirstEnergy, Ser B (J)
    6.450%, 11/15/11                                      2,990           3,142
  FirstEnergy, Ser C
    7.375%, 11/15/31                                      7,885           9,191
  Hydro-Quebec, Ser JL
    6.300%, 05/11/11                                      1,050           1,103

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Indiana Michigan Power
    6.050%, 03/15/37                           $          1,560   $       1,584
  NiSource Finance
    6.150%, 03/01/13                                      1,304           1,351
  Northwestern
    5.875%, 11/01/14                                      1,532           1,523
  Pacific Gas & Electric
    6.050%, 03/01/34                                      3,275           3,386
  Power Contract Financing (C)
    6.256%, 02/01/10                                         --              --
  Progress Energy
    6.850%, 04/15/12                                      3,010           3,230
  Public Service
    7.875%, 10/01/12                                      2,545           2,870
  Swepco Capital Trust I (F)
    5.250%, 05/03/16                                      4,465           4,437
  TXU Energy
    7.000%, 03/15/13                                        460             479
  TXU, Ser P (J)
    5.550%, 11/15/14                                        370             338
  TXU, Ser Q
    6.500%, 11/15/24                                        410             372
  TXU, Ser R
    6.550%, 11/15/34                                      4,385           3,896
                                                                  -------------
                                                                         74,851
                                                                  -------------
Total Corporate Obligations
  (Cost $1,588,959) ($ Thousands)                                     1,617,492
                                                                  -------------

ASSET-BACKED SECURITIES -- 21.7%

AUTOMOTIVE -- 0.9%
  AmeriCredit Automobile
    Receivables Trust, Ser 2003-DM,
    Cl A4
    2.840%, 08/06/10                                      2,351           2,331
  AmeriCredit Automobile
    Receivables Trust, Ser 2004-1, Cl C
    4.220%, 07/06/09                                         50              50
  Capital Auto Receivables Asset
    Trust, Ser 2004-2, Cl A2
    3.350%, 02/15/08                                        249             249
  Capital Auto Receivables Asset
    Trust, Ser 2006-1, Cl A3
    5.030%, 10/15/09                                      2,083           2,079
  Capital One Auto Finance Trust,
    Ser 2006-A, Cl A4 (F)
    5.330%, 12/15/12                                      1,700           1,701
  Capital One Prime Auto Receivables
    Trust, Ser 2006-1, Cl A3
    4.990%, 09/15/10                                      4,110           4,106
  Carmax Auto Owner Trust, Ser 2006-2,
    Cl A3
    5.150%, 02/15/11                                      4,312           4,320
  Carmax Auto Owner Trust, Ser 2007-1,
    Cl A2
    5.300%, 03/15/10                                      2,436           2,440
  DaimlerChrysler Auto Trust, Ser 2006-D,
    Cl A4
    4.940%, 02/08/12                                      2,283           2,280
  Ford Credit Auto Owner Trust, Ser 2005-A,
    Cl A3
    3.480%, 11/15/08                                      5,003           4,976

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Ford Credit Auto Owner Trust,
    Ser 2005-B, Cl A3
    4.170%, 01/15/09                           $            955   $         951
  Ford Credit Auto Owner Trust,
    Ser 2005-B, Cl A4
    4.380%, 01/15/10                                      1,607           1,593
  Franklin Auto Trust, Ser 2005-1, Cl A2
    4.840%, 09/22/08                                         59              59
  Harley-Davidson Motorcycle Trust,
    Ser 2007-1, Cl A2
    5.290%, 01/18/11                                      1,814           1,817
  Honda Auto Receivables Owner Trust,
    Ser 2004-2, Cl A3
    3.300%, 06/16/08                                      1,504           1,498
  Hyundai Auto Receivables Trust,
    Ser 2005-A, Cl A4
    4.180%, 02/15/12                                      1,463           1,437
  Nissan Auto Receivables Owner Trust,
    Ser 2006-B, Cl A3
    5.160%, 02/15/10                                      1,176           1,176
  Triad Auto Receivables Owner Trust,
    Ser 2003-B, Cl A4
    3.200%, 12/13/10                                        704             694
  Triad Auto Receivables Owner Trust,
    Ser 2006-B, Cl A4
    5.520%, 11/12/12                                      1,086           1,099
  Triad Auto Receivables Owner Trust,
    Ser 2006-C, Cl A3
    5.260%, 11/14/11                                      1,931           1,937
  USAA Auto Owner Trust, Ser 2004-3, Cl A3
    3.160%, 02/17/09                                        560             557
  USAA Auto Owner Trust, Ser 2005-1, Cl A3
    3.900%, 07/15/09                                        397             395
  USAA Auto Owner Trust, Ser 2005-3, Cl A2
    4.520%, 06/16/08                                        329             329
  USAA Auto Owner Trust, Ser 2006-3, Cl A4
    5.360%, 06/15/12                                      1,832           1,852
  Volkswagen Auto Lease Trust, Ser 2006-A,
    Cl A2
    5.550%, 11/20/08                                      2,250           2,256
  WFS Financial Owner Trust, Ser 2003-3,
    Cl A4
    3.250%, 05/20/11                                        974             965
  WFS Financial Owner Trust, Ser 2003-4,
    Cl A4
    3.150%, 05/20/11                                      1,981           1,962
  WFS Financial Owner Trust, Ser 2004-1,
    Cl A4
    2.810%, 08/22/11                                        779             768
  WFS Financial Owner Trust, Ser 2005-3,
    Cl A3A
    4.250%, 06/17/10                                        682             678
  Wachovia Auto Owner Trust, Ser 2004-A,
    Cl A4
    3.660%, 07/20/10                                      4,285           4,253
  Wachovia Auto Owner Trust, Ser 2005-B,
    Cl A2
    4.820%, 02/20/09                                      1,728           1,727
                                                                  -------------
                                                                         52,535
                                                                  -------------

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
CREDIT CARDS -- 0.3%
  Chase Issuance Trust, Ser 2004-A9,
    Cl A9
    3.220%, 06/15/10                           $          3,314   $       3,275
  Citibank Credit Card Issuance Trust,
    Ser 2004-A4, Cl A4
    3.200%, 08/24/09                                      3,886           3,848
  MBNA Credit Card Master Note Trust,
    Ser 2003-A7, Cl A7
    2.650%, 11/15/10                                      2,675           2,594
  MBNA Credit Card Master Note Trust,
    Ser 2004-A4, Cl A4
    2.700%, 09/15/09                                      7,075           7,053
                                                                  -------------
                                                                         16,770
                                                                  -------------
MORTGAGE RELATED SECURITIES -- 20.3%
  ABS Home Equity Loan Trust,
    Ser 2001-HE3, Cl A1 (F)
    5.860%, 03/15/07                                        446             447
  AFC Home Equity Loan Trust,
    Ser 2000-1, Cl 2A (F)
    5.560%, 03/25/07                                      4,229           4,237
  Ace Securities, Ser 2006-SI3,
    Cl A1 (F)
    5.420%, 03/25/07                                     12,465          12,466
  Adjustable Rate Mortgage Trust,
    Ser 2005-8, Cl 4A11 (F)
    5.442%, 03/01/07                                     13,216          13,088
  American Home Mortgage Investment
    Trust, Ser 2005-4, Cl 1A3 (F)
    5.760%, 03/25/07                                      1,353           1,356
  Amortizing Residential Collateral
    Trust CMO, Ser 2002-BC1, Cl A (F)
    5.660%, 03/25/07                                        734             735
  Asset Securitization, Ser 1996-D2,
    Cl A1
    6.920%, 02/14/29                                         48              48
  Banc of America Alternative Loan Trust,
    Ser 2004-5, Cl 4A1
    5.000%, 06/25/19                                      1,865           1,856
  Banc of America Alternative Loan Trust,
    Ser 2004-6, Cl 4A1
    5.000%, 07/25/19                                      2,222           2,207
  Banc of America Alternative Loan Trust,
    Ser 2006-4, Cl 4CB1
    6.500%, 05/25/46                                        315             321
  Banc of America Commercial Mortgage
    Securities, Ser 2002-PB2, Cl A4
    6.186%, 06/11/35                                         80              84
  Banc of America Commercial Mortgage
    Securities, Ser 2002-PB2, Cl B
    6.309%, 06/11/35                                      1,075           1,130
  Banc of America Commercial Mortgage
    Securities, Ser 2003-1, Cl 2A4
    5.000%, 02/25/18                                      4,482           4,395
  Banc of America Commercial Mortgage
    Securities, Ser 2003-1, Cl A1
    3.878%, 09/11/36                                      7,788           7,552

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Banc of America Commercial Mortgage
    Securities, Ser 2003-1, Cl A2
    4.648%, 09/11/36                           $          2,349   $       2,292
  Banc of America Commercial Mortgage
    Securities, Ser 2003-3, Cl A1
    5.685%, 07/10/44                                         64              65
  Banc of America Commercial Mortgage
    Securities, Ser 2004-1, Cl A3
    4.429%, 11/10/39                                         30              29
  Banc of America Commercial Mortgage
    Securities, Ser 2004-1, Cl A4
    4.760%, 11/10/39                                      1,360           1,325
  Banc of America Commercial Mortgage
    Securities, Ser 2004-2, Cl A5
    4.580%, 11/10/38                                        564             544
  Banc of America Commercial Mortgage
    Securities, Ser 2004-6, Cl A3
    4.512%, 12/10/42                                      5,620           5,475
  Banc of America Commercial Mortgage
    Securities, Ser 2005-2, Cl A3
    4.611%, 07/10/43                                        172             170
  Banc of America Commercial Mortgage
    Securities, Ser 2005-3, Cl A4
    4.668%, 07/10/43                                     12,400          11,931
  Banc of America Commercial Mortgage
    Securities, Ser 2005-5, Cl A4 (F)
    5.115%, 10/10/45                                      1,190           1,178
  Banc of America Commercial Mortgage
    Securities, Ser 2006-4, Cl A1
    5.363%, 07/10/46                                         77              77
  Banc of America Commercial Mortgage
    Securities, Ser 2006-4, Cl A4
    5.634%, 07/10/46                                     15,000          15,378
  Banc of America Commercial Mortgage
    Securities, Ser 2007-1, Cl AAB
    5.540%, 01/15/49                                      3,605           3,634
  Banc of America Funding, Ser 2005-B,
    Cl 2A1 (F)
    5.112%, 03/01/07                                      6,398           6,389
  Banc of America Funding, Ser 2006-D,
    Cl 5A1 (F)
    5.864%, 03/01/07                                      1,604           1,607
  Banc of America Mortgage Securities,
    Ser 2004-F, Cl 2A6 (F)
    4.148%, 03/01/07                                      1,697           1,659
  Bank of America Alternative Loan Trust,
    Ser 2006-7, Cl A3 (F)
    5.913%, 10/25/36                                      2,029           2,040
  Bank of America Alternative Loan Trust,
    Ser 2006-8, Cl 3A1 (F)
    6.291%, 03/01/07                                      2,714           2,748
  Bear Stearns Alt-A Trust, Ser 2006-6,
    Cl 2A1 (F)
    6.000%, 03/01/07                                      2,288           2,295

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Bear Stearns Asset-Backed Securities,
    Ser 2006-AC1, Cl 1A1 (G)
    5.750%, 02/25/36                           $          3,509   $       3,503
  Bear Stearns Commercial Mortgage
    Securities
    5.660%, 09/11/41                                      1,189           1,213
  Bear Stearns Commercial Mortgage
    Securities, Ser 2004-ESA, Cl C (C)
    4.937%, 05/14/16                                      2,473           2,465
  Bear Stearns Commercial Mortgage
    Securities, Ser 2004-PWR5, Cl A3
    4.565%, 07/11/42                                        115             113
  Bear Stearns Commercial Mortgage
    Securities, Ser 2004-T16, Cl A3
    4.030%, 02/13/46                                        100              97
  Bear Stearns Commercial Mortgage
    Securities, Ser 2004-WPR6, Cl A6
    4.825%, 11/11/41                                        637             622
  Bear Stearns Commercial Mortgage
    Securities, Ser 2005-T18, Cl A4 (F)
    4.930%, 03/01/07                                      2,463           2,416
  Bear Stearns Commercial Mortgage
    Securities, Ser 2006-PW11, Cl A4 (F)
    5.458%, 03/01/07                                      2,907           2,964
  Bear Stearns Commercial Mortgage
    Securities, Ser 2006-PW14, Cl A4
    5.201%, 12/11/38                                      3,353           3,330
  Bear Stearns Commercial Mortgage
    Securities, Ser 2006-T22, Cl A1 (F)
    5.415%, 03/01/07                                        853             858
  CIGNA CBO, Ser 1996-1, Cl A2
    (C) (G) (H)
    6.460%, 11/15/08                                      3,957           3,961
  California Infrastructure SCE,
    Ser 1997-1, Cl A7
    6.420%, 12/26/09                                      2,746           2,759
  Capital One Multi-Asset
    Execution Trust, Ser 2003-A4,
    Cl A4
    3.650%, 07/15/11                                      1,660           1,626
  Carrington Mortgage Loan Trust,
    Ser 2006-NC5, Cl A2 (F)
    5.430%, 03/19/07                                      3,390           3,390
  Chase Funding Mortgage Loan,
    Ser 2002-1, Cl 2A2 (F)
    5.820%, 03/25/07                                      1,973           1,973
  Chase Manhattan Commercial
    Mortgage Trust, Ser 99-C2,
    Cl A2 (F)
    7.546%, 11/17/32                                        340             355
  Chase Mortgage Finance, Ser 2005-A1,
    Cl 1A1 (F)
    5.415%, 03/01/07                                      2,788           2,759
  Chase Mortgage Finance, Ser 2005-A1,
    Cl 2A3 (F)
    5.250%, 03/01/07                                     13,166          13,065
  Chaseflex Trust, Ser 2007-1, Cl 1A3
    6.500%, 02/25/37                                      2,115           2,149
  Citicorp Residential Mortgage
    Securities, Ser 2006-1, Cl A2 (G)
    5.682%, 07/25/36                                      2,150           2,158

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Citicorp Residential Mortgage
    Securities, Ser 2006-2, Cl A2 (G)
    5.557%, 09/25/36                           $          2,268   $       2,273
  Citigroup Commercial Mortgage
    Trust, Ser 2004-CA, Cl C (F)
    5.356%, 03/01/07                                      1,520           1,534
  Citigroup Commercial Mortgage
    Trust, Ser 2005-C3, Cl A2
    4.639%, 05/15/43                                        140             138
  Citigroup Commercial Mortgage
    Trust, Ser 2006-C4, Cl A1 (F)
    5.703%, 12/31/49                                          2               2
  Citigroup Commercial Mortgage
    Trust, Ser 2006-C5, Cl A4
    5.431%, 10/15/49                                      3,055           3,084
  Citigroup Mortgage Loan Trust,
    Ser 2006-AR3, Cl 1A1A (F)
    5.952%, 03/01/07                                        598             602
  Citigroup Mortgage Loan Trust,
    Ser 2007-AHL1, Cl A2A (F)
    5.360%, 03/25/07                                      3,417           3,417
  Citigroup/Deutsche Bank Commercial
    Mortgage, Ser 2006-CD3, Cl AAB
    5.608%, 10/15/48                                      1,876           1,914
  Commercial Mortgage Pass-Through
    Certificate, Ser 1999-1, Cl E (F)
    7.224%, 03/01/07                                      4,604           4,732
  Commercial Mortgage Pass-Through
    Certificate, Ser 2000-C1, Cl C
    7.706%, 08/15/33                                        637             685
  Commercial Mortgage Pass-Through
    Certificate, Ser 2004-LB3A, Cl B (F)
    5.281%, 03/01/07                                      2,400           2,408
  Commercial Mortgage Pass-Through
    Certificate, Ser 2005-C6, Cl A3
    5.144%, 06/10/44                                     12,600          12,572
  Conseco Finance Home Loan Trust,
    Ser 2000-E, Cl M1
    8.130%, 08/15/31                                      4,203           4,307
  Conseco Finance Securitization,
    Ser 2000-4, Cl A6
    8.310%, 05/01/32                                        950             795
  Contimortgage Home Equity Loan Trust,
    Ser 1997-2, Cl A9
    7.090%, 04/15/28                                         63              63
  Contimortgage Home Equity Loan Trust,
    Ser 1997-5, Cl A6
    6.870%, 03/15/24                                        189             188
  Countrywide Alternative Loan Trust,
    Ser 2004-27CB, Cl A1
    6.000%, 12/25/34                                      3,559           3,585
  Countrywide Alternative Loan Trust,
    Ser 2004-J1, Cl 1A1
    6.000%, 02/25/34                                        918             915
  Countrywide Alternative Loan Trust,
    Ser 2004-J6, Cl 2A1
    6.500%, 11/25/31                                      3,260           3,296
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 2A1 (F)
    6.233%, 03/01/07                                      5,845           5,866

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 3A2 (F)
    5.983%, 03/01/07                           $          2,588   $       2,588
  Countrywide Alternative Loan Trust,
    Ser 2005-56, Cl 4A1 (F)
    5.630%, 03/25/07                                     12,158          12,191
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 1A1 (F)
    5.650%, 03/20/07                                     14,287          14,333
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 2X, IO (E) (H)
    1.879%, 11/20/35                                     38,727           1,407
  Countrywide Alternative Loan Trust,
    Ser 2005-72, Cl A1 (F)
    5.590%, 03/27/07                                      5,559           5,566
  Countrywide Alternative Loan Trust,
    Ser 2006-7CB, Cl 1A9
    6.000%, 05/25/36                                        601             609
  Countrywide Alternative Loan Trust,
    Ser 2006-OA11, Cl A4 (F)
    5.510%, 03/25/07                                     14,847          14,825
  Countrywide Alternative Loan Trust,
    Ser 2006-OA14, Cl 1A2 (F)
    5.763%, 03/01/07                                      1,441           1,439
  Countrywide Alternative Loan Trust,
    Ser 2006-OA2, Cl X1P, IO (H)
    2.679%, 05/20/46                                     52,500           2,366
  Countrywide Alternative Loan Trust,
    Ser 2006-OC6, Cl 2A1 (F)
    5.390%, 03/25/07                                      5,351           5,352
  Countrywide Asset-Backed Certificates,
    Ser 2001-BC3, Cl A (F)
    5.800%, 03/25/07                                        103             103
  Countrywide Asset-Backed Certificates,
    Ser 2003-BC2, Cl 2A1 (F)
    5.920%, 03/25/07                                        115             115
  Countrywide Asset-Backed Certificates,
    Ser 2005-11, Cl AF1 (F)
    5.500%, 03/25/07                                      3,962           3,963
  Countrywide Asset-Backed Certificates,
    Ser 2005-BC4, Cl 2A1 (F)
    5.440%, 03/27/07                                         86              86
  Countrywide Asset-Backed Certificates,
    Ser 2006-15, Cl A2 (F)
    5.683%, 10/25/46                                      1,529           1,534
  Countrywide Asset-Backed Certificates,
    Ser 2006-15, Cl A3 (F)
    5.689%, 10/25/46                                        208             210
  Countrywide Asset-Backed Certificates,
    Ser 2006-S1, Cl A2
    5.549%, 08/25/21                                      4,132           4,126
  Countrywide Home Equity Loan Trust,
    Ser 2004-K, Cl A2 (F)
    5.620%, 03/15/07                                      2,066           2,070
  Countrywide Home Equity Loan Trust,
    Ser 2005-F, Cl 2A (F)
    5.560%, 03/15/07                                      8,720           8,731
  Countrywide Home Equity Loan Trust,
    Ser 2005-H, Cl 2A (F)
    5.560%, 03/15/07                                      7,514           7,525

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Countrywide Home Loans, Ser 2005-20,
    Cl A7
    5.250%, 10/25/35                           $            888   $         873
  Countrywide Home Loans, Ser 2005-R3,
    Cl AF (C) (F)
    5.720%, 03/25/07                                     12,328          12,404
  Credit Suisse First Boston Mortgage
    Securities, Ser 1998-C2, Cl A2
    6.300%, 11/15/30                                      3,472           3,520
  Credit Suisse First Boston Mortgage
    Securities, Ser 2001-MH29, Cl A (G)
    5.600%, 09/25/31                                      1,030           1,019
  Credit Suisse First Boston Mortgage
    Securities, Ser 2002-CKS4, Cl A2
    5.183%, 11/15/36                                     19,927          19,945
  Credit Suisse First Boston Mortgage
    Securities, Ser 2003-C4, Cl A4 (F)
    5.137%, 08/15/36                                      1,905           1,899
  Credit Suisse First Boston Mortgage
    Securities, Ser 2003-CK2, Cl A4
    4.801%, 03/15/36                                        119             117
  Credit Suisse First Boston Mortgage
    Securities, Ser 2004-C2, Cl A1
    3.819%, 05/15/36                                     11,263          10,824
  Credit Suisse First Boston Mortgage
    Securities, Ser 2004-C5, Cl A4
    4.829%, 11/15/37                                      2,157           2,099
  Credit Suisse First Boston Mortgage
    Securities, Ser 2005-C1, Cl AAB
    4.815%, 02/15/38                                      1,154           1,138
  Credit Suisse First Boston Mortgage
    Securities, Ser 8, Cl 1A2
    5.250%, 12/25/34                                      5,272           5,193
  Credit Suisse First Boston,
    Ser 1997-C2, Cl AX
    1.341%, 01/17/35                                         --              --
  Criimi Mae Commercial Mortgage,
    Ser 1998-C1, Cl A2 (C)
    7.000%, 06/02/33                                      1,962           1,975
  DLJ Commercial Mortgage,
    Ser 1999-CG2, Cl A1B
    7.300%, 06/10/32                                      3,600           3,738
  DSLA Mortgage Loan Trust,
    Ser 2004-AR2, Cl A2B (F)
    5.720%, 03/19/07                                      5,926           5,956
  DaimlerChrysler Master Owner Trust,
    Ser 2005-A, Cl A (F)
    5.370%, 03/15/07                                      3,411           3,412
  Delta Funding Home Equity Loan,
    Ser 1999-3, Cl A1A (F)
    5.730%, 03/15/07                                        402             404
  Deutsche Mortgage and Asset
    Receivables, Ser 1998-C1, Cl A2
    6.538%, 06/15/31                                      3,536           3,557
  Duke Funding, Ser 2004-6B, Cl A1S1
    (C) (F) (K)
    5.430%, 10/09/07                                     15,772          15,772
  EMC Mortgage Loan Trust, Ser 2002-AA,
    Cl A1 (C) (F)
    5.790%, 03/25/07                                      1,432           1,438
  EQCC Trust, Ser 2002-1, Cl 2A (F)
    5.620%, 03/25/07                                        182             182
  Equivantage Home Equity Loan Trust,
    Ser 1997-2, Cl A3 (G)
    7.775%, 07/25/28                                        430             428

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  First Horizon Trust, Ser 2004-HE2,
    Cl A (F)
    5.540%, 03/25/07                           $          2,354   $       2,355
  First Horizon Trust, Ser 2006-HE2,
    Cl A (F)
    5.450%, 03/25/07                                        954             954
  First Union National Bank, Ser 2001-C4,
    Cl B
    6.417%, 12/12/33                                        926             975
  Fleet Home Equity Trust, Ser 2001-1,
    Cl A (F)
    5.530%, 03/01/07                                        192             192
  GE Capital Commercial Mortgage,
    Ser 2001-3, Cl A1
    5.560%, 06/10/38                                        116             117
  GE Capital Commercial Mortgage,
    Ser 2002-3A, Cl A2
    4.996%, 12/10/37                                     12,500          12,446
  GE Capital Commercial Mortgage,
    Ser 2004-C3, Cl A4 (F)
    5.190%, 03/01/07                                      2,979           2,973
  GE Capital Commercial Mortgage,
    Ser 2005-C4, Cl A3A (F)
    5.334%, 03/01/07                                     14,000          14,177
  GMAC Commercial Mortgage
    Securities, Ser 2000-C2, Cl A2
    7.455%, 08/16/33                                      3,314           3,510
  GMAC Commercial Mortgage
    Securities, Ser 2004-C1, Cl A1
    3.118%, 03/10/38                                        635             621
  GMAC Commercial Mortgage
    Securities, Ser 2004-C2, Cl A1
    3.896%, 08/10/38                                        274             269
  GMAC Mortgage Loan Trust, Ser 2004-HE4,
    Cl A1 (F)
    5.600%, 03/25/07                                      6,047           6,051
  GMAC Mortgage Loan Trust, Ser 2004-J4,
    Cl A1
    5.500%, 09/25/34                                      1,099           1,097
  GS Mortgage Securities, Ser 1998-GLII,
    Cl A2
    6.562%, 04/13/31                                      6,639           6,704
  GS Mortgage Securities, Ser 2004-GG2,
    Cl A6 (F)
    5.396%, 08/10/38                                      1,043           1,053
  GS Mortgage Securities, Ser 2005-GG4,
    Cl AABA
    4.680%, 07/10/39                                      5,800           5,669
  GS Mortgage Securities, Ser 2006-C1,
    Cl B
    6.970%, 10/18/30                                        878             897
  GS Mortgage Securities, Ser 2006-GG8,
    Cl AJ
    5.622%, 11/10/39                                      3,032           3,093
  GSAMP Trust, Ser 2003-SEA, Cl A1 (F)
    5.720%, 03/25/07                                      3,091           3,108
  GSMPS Mortgage Loan Trust, Ser 1998-1,
    Cl A (C)
    8.000%, 09/19/27                                          8               8
  GSMPS Mortgage Loan Trust, Ser 2006-RP2,
    Cl 1AF1 (C) (F)
    5.720%, 03/25/07                                      3,254           3,253
  Great America Leasing Receivables,
    Ser 2006-1, Cl A3 (C)
    5.340%, 01/15/10                                      2,517           2,522

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Green Tree Financial, Ser 1996-5,
    Cl A6
    7.750%, 07/15/27                           $          1,008   $       1,053
  Greenpoint Mortgage Funding Trust,
    Ser 2007-AR1, Cl 1A1A (F)
    5.400%, 03/25/07                                     23,200          23,199
  Greenwich Capital Commercial
    Funding, Ser 2005-GG5, Cl A2
    5.117%, 04/10/37                                      1,517           1,518
  Greenwich Capital Commercial
    Funding, Ser 2006-GG7, Cl A2 (F)
    6.010%, 07/10/38                                        150             155
  Greenwich Capital Commercial
    Funding, Ser 2007-GC9, Cl X, IO
    0.512%, 03/10/39                                     22,814             578
  Greenwich Capital Commercial
    Funding, Ser 2007-GG9, Cl A4
    5.444%, 03/01/39                                      7,434           7,471
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO (E) (H)
    1.290%, 03/19/35                                     31,889             673
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (F) (H)
    1.284%, 03/01/07                                     34,219             839
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2B, IO (F) (H)
    1.082%, 03/01/07                                     32,043             821
  Heller Financial Commercial
    Mortgage, Ser 1999-PH1, Cl C (F)
    7.054%, 03/15/07                                        239             247
  IMPAC CMB Trust, Ser 2003-12,
    Cl A1 (F) (G)
    6.080%, 03/25/07                                      1,261           1,261
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR12, Cl AX2,
    IO (E) (H)
    0.930%, 12/25/34                                     31,533             690
  JPMorgan Chase Commercial
    Mortgage, Ser 2002-C2, Cl A2
    5.050%, 12/12/34                                      5,996           5,962
  JPMorgan Chase Commercial
    Mortgage, Ser 2002-CIB5, Cl A2
    5.161%, 10/12/37                                      1,137           1,137
  JPMorgan Chase Commercial
    Mortgage, Ser 2003-CB7, Cl A4 (F)
    4.879%, 03/12/07                                      1,672           1,643
  JPMorgan Chase Commercial
    Mortgage, Ser 2004-C3, Cl A1
    4.200%, 07/12/35                                         85              83
  JPMorgan Chase Commercial
    Mortgage, Ser 2004-C3, Cl A2
    4.223%, 01/15/42                                     12,948          12,647
  JPMorgan Chase Commercial
    Mortgage, Ser 2004-C3, Cl A4
    4.657%, 01/15/42                                      4,000           3,890
  JPMorgan Chase Commercial
    Mortgage, Ser 2005-CB11, Cl A4 (F)
    5.335%, 03/11/07                                      3,289           3,304
  JPMorgan Chase Commercial
    Mortgage, Ser 2005-CB11, Cl ASB (F)
    5.201%, 08/12/37                                      1,711           1,714
  JPMorgan Chase Commercial
    Mortgage, Ser 2005-CB12, Cl A4
    4.895%, 09/12/37                                        530             517

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  JPMorgan Chase Commercial
    Mortgage, Ser 2005-CB13, Cl AM (F)
    5.335%, 03/01/07                           $          1,143   $       1,152
  JPMorgan Chase Commercial
    Mortgage, Ser 2005-LDP4, Cl A4 (F)
    4.918%, 03/01/07                                      6,200           6,054
  JPMorgan Chase Commercial
    Mortgage, Ser 2006-LDP7, Cl A1 (F)
    5.834%, 03/01/07                                         73              74
  JPMorgan Chase Commercial
    Mortgage, Ser 2006-LDP7, Cl A2 (F)
    5.862%, 03/01/07                                        315             325
  JPMorgan Chase Commercial
    Mortgage, Ser 2007-CB18, Cl A3 (F)
    5.447%, 04/01/07                                      2,290           2,301
  JPMorgan Mortgage Acquisition,
    Ser 2007-CH1, Cl AF6
    5.501%, 11/25/36                                      9,605           9,605
  JPMorgan Mortgage Trust, Ser 2004-A5,
    Cl 4A2 (F)
    4.850%, 12/25/34                                      7,013           6,928
  JPMorgan Mortgage Trust, Ser 2004-A5,
    Cl 4A4 (F)
    4.849%, 03/01/07                                     11,500          11,386
  JPMorgan Mortgage Trust, Ser 2005-A3,
    Cl 11A2 (F)
    4.511%, 03/25/07                                     13,065          12,467
  JPMorgan Mortgage Trust, Ser 2005-A8,
    Cl 1A1 (F)
    5.410%, 03/01/07                                      3,974           3,938
  JPMorgan Mortgage Trust, Ser 2006-A2,
    Cl 2A2 (F)
    5.773%, 03/01/07                                     13,400          13,583
  JPMorgan Mortgage Trust, Ser 2006-A3,
    Cl 3A4 (C) (F)
    5.768%, 03/01/07                                     14,500          14,704
  Knight II Funding, Ser 1A, Cl A1 (C)
    5.800%, 10/15/12                                     10,974          10,988
  LB Commercial Conduit Mortgage
    Trust, Ser 1999-C2, Cl A1
    7.105%, 10/15/32                                         92              92
  LB Commercial Conduit Mortgage
    Trust, Ser 1999-C2, Cl B
    7.425%, 10/15/32                                        371             391
  LB-UBS Commercial Mortgage
    Trust, Ser 2002-C2, Cl A4
    5.594%, 06/15/31                                     16,225          16,579
  LB-UBS Commercial Mortgage
    Trust, Ser 2003-C8, Cl A4 (F)
    5.124%, 11/15/32                                     16,549          16,512
  LB-UBS Commercial Mortgage
    Trust, Ser 2004-C4, Cl A2 (F)
    4.567%, 03/11/07                                        510             504
  LB-UBS Commercial Mortgage
    Trust, Ser 2004-C6, Cl A4
    4.583%, 08/15/29                                        841             824
  LB-UBS Commercial Mortgage
    Trust, Ser 2004-C8, Cl A4
    4.510%, 12/15/29                                        360             351
  LB-UBS Commercial Mortgage
    Trust, Ser 2005-C1, Cl C (F)
    4.836%, 03/11/07                                        334             323

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  LB-UBS Commercial Mortgage
    Trust, Ser 2005-C2, Cl A4
    4.998%, 04/15/30                           $            123   $         122
  LB-UBS Commercial Mortgage
    Trust, Ser 2005-C5, Cl A2
    4.885%, 09/15/30                                        180             179
  LB-UBS Commercial Mortgage
    Trust, Ser 2005-C7, Cl A2
    5.103%, 11/15/30                                        995             996
  LB-UBS Commercial Mortgage
    Trust, Ser 2006-C1, Cl A3
    5.207%, 02/15/31                                        498             499
  LB-UBS Commercial Mortgage
    Trust, Ser 2006-C4, Cl A1
    5.741%, 06/15/32                                        143             146
  LB-UBS Commercial Mortgage
    Trust, Ser 2006-C7, Cl E (F)
    5.516%, 03/11/07                                        494             496
  LB-UBS Commercial Mortgage
    Trust, Ser 2007-C1, Cl AM
    5.455%, 02/15/40                                      5,040           5,065
  LB-UBS Commercial Mortgage
    Trust, Ser 2007-C1. Cl AAB
    5.403%, 02/15/40                                      1,357           1,370
  LB-UBS Commercial Mortgage
    Trust, Ser 2007-C3, Cl A2
    6.365%, 12/15/28                                      1,931           2,022
  LB-UBS Commercial Mortgage
    Trust, Ser 2009-C7, Cl A3
    5.347%, 11/15/38                                      3,513           3,528
  Lehman XS Trust, Ser 2005-5N,
    Cl 1A1 (F)
    5.620%, 03/01/07                                      9,578           9,602
  Lehman XS Trust, Ser 2005-7N,
    Cl 1A1B (F)
    5.620%, 03/25/07                                      6,406           6,435
  Long Beach Mortgage Loan Trust,
    Ser 2006-4, Cl 2A1 (F)
    5.400%, 03/25/07                                      9,044           9,044
  MLCC Mortgage Investors, Ser
    2004-B, Cl A3 (F)
    7.060%, 03/01/07                                      1,425           1,456
  Master Adjustable Rate Mortgage
    Trust, Ser 2004-13, Cl 3A7A (F)
    3.787%, 03/01/07                                     11,650          11,344
  Master Alternative Loans Trust,
    Ser 2004-4, Cl 1A1
    5.500%, 05/25/34                                      3,354           3,340
  Master Asset-Backed Securities
    Trust, Ser 2004-OPT2, Cl A2 (F)
    5.670%, 03/26/07                                        108             108
  Master Asset-Backed Securities
    Trust, Ser 2005-AB1, Cl A1B (G)
    5.143%, 11/25/35                                        930             926
  Master Asset-Backed Securities
    Trust, Ser 2007-WMC1, Cl A2 (F)
    5.370%, 03/25/07                                      2,276           2,277
  Master Reperforming Loan Trust,
    Ser 2005-1, Cl 1A1 (C)
    6.000%, 08/25/34                                      5,395           5,439
  Master Reperforming Loan Trust,
    Ser 2006-1, Cl 1A1F (F)
    5.680%, 03/25/07                                      2,420           2,430
  Master Seasoned Securities
    Trust, Ser 2005-2, Cl 2A1 (F)
    5.720%, 03/25/07                                      1,331           1,332

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Merrill Lynch Mortgage Investors,
    Ser 2004-A1, Cl 4A (F)
    5.347%, 03/01/07                           $          8,615   $       8,570
  Merrill Lynch Mortgage Investors,
    Ser 2005-SD1, Cl A1 (F)
    5.500%, 03/25/07                                        123             123
  Merrill Lynch Mortgage Investors,
    Ser 2006-WMC2, Cl A2B (G)
    5.464%, 03/25/37                                        699             698
  Merrill Lynch Mortgage Investors,
    Ser 2006-WMC2, Cl A2D (G)
    5.895%, 03/25/37                                      5,789           5,892
  Merrill Lynch Mortgage Trust,
    Ser 2004-BPC1, Cl A5 (F)
    4.855%, 10/12/41                                      3,526           3,438
  Merrill Lynch Mortgage Trust,
    Ser 2004-MKB1, Cl A3
    4.892%, 02/12/42                                        151             149
  Merrill Lynch Mortgage Trust,
    Ser 2004-MKB1, Cl B (F)
    5.280%, 02/12/42                                        916             914
  Merrill Lynch Mortgage Trust,
    Ser 2005-MCP1, Cl A4 (F) (J)
    4.747%, 06/12/43                                      4,080           3,944
  Merrill Lynch/Countrywide
    Commercial Mortgage Trust,
    Ser 2006-1, Cl A2 (F)
    5.440%, 03/01/07                                        150             152
  Merrill Lynch/Countrywide
    Commercial Mortgage Trust,
    Ser 2006-4, Cl ASB (F)
    5.133%, 12/12/49                                      6,890           6,847
  Metropolitan Asset Funding,
    Ser 1997-B, Cl A1D (C)
    7.130%, 03/20/12                                        185             185
  Mid-State Trust, Ser 11, Cl A1
    4.864%, 07/15/38                                      3,436           3,317
  Morgan Stanley Capital I, Ser 2003-IQ5,
    Cl A4
    5.010%, 04/15/38                                      3,770           3,740
  Morgan Stanley Capital I, Ser 2004-HQ3,
    Cl D
    4.900%, 01/13/41                                        339             331
  Morgan Stanley Capital I, Ser 2004-T13,
    Cl B (F)
    4.760%, 09/13/45                                      1,145           1,110
  Morgan Stanley Capital I, Ser 2005-HQ5,
    Cl A3
    5.007%, 01/14/42                                        110             109
  Morgan Stanley Capital I, Ser 2005-HQ5,
    Cl AAB
    5.037%, 01/14/42                                      3,614           3,597
  Morgan Stanley Capital I, Ser 2005-HQ6,
    Cl A4A
    4.989%, 08/13/42                                      4,630           4,549
  Morgan Stanley Capital I, Ser 2006-HQ10,
    Cl A1
    5.131%, 11/12/41                                          5               5
  Morgan Stanley Capital I, Ser 2006-HQ9,
    Cl A4 (F)
    5.731%, 07/12/44                                      1,796           1,852
  Morgan Stanley Capital I, Ser 2006-T23,
    Cl A2 (F)
    5.914%, 03/01/07                                        200             205
  Morgan Stanley Capital I, Ser 2007-HE2,
    Cl A2A (F)
    5.360%, 03/25/07                                      1,706           1,706

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Morgan Stanley Captial I, Ser 2006-HQ8,
    Cl A1
    5.124%, 03/12/44                           $             11   $          11
  Morgan Stanley Dean Witter
    Capital, Ser 2000-LIFE, Cl A2
    7.570%, 11/15/36                                      3,203           3,368
  Morgan Stanley Dean Witter
    Capital, Ser 2003-HQ2, Cl A1
    4.180%, 03/12/35                                        299             289
  Morgan Stanley Home Equity
    Loans, Ser 2007-1, Cl A1 (F)
    5.370%, 03/25/07                                      1,715           1,715
  Morgan Stanley Mortgage Loan
    Trust, Ser 2007-3XS, Cl 2A3S (G)
    5.858%, 02/01/49                                         31              31
  Nationslink Funding, Ser 1999-1, Cl 2
    6.316%, 01/20/31                                      5,951           6,026
  New Century Home Equity Loan
    Trust, Ser 2005-B, Cl A2A (F)
    5.440%, 03/25/07                                      1,562           1,562
  New York Mortgage Trust, Ser 2006-1,
    Cl 2A2 (F)
    5.663%, 03/01/07                                        788             796
  Newcastle CDO, Ser 2005-6A, Cl IM1
    (C) (F) (K)
    5.380%, 04/24/07                                      4,206           4,206
  Nomura Asset Securities, Ser 1998-D6,
    Cl A1C
    6.690%, 03/15/30                                        166             176
  Northstar Education Finance, Ser 2005-1,
    Cl A5
    4.740%, 10/30/45                                      2,388           2,372
  Oakwood Mortgage Investors, Ser 2002-C,
    Cl A, IO (H)
    6.000%, 08/15/10                                      7,073           1,006
  Oncor Electric Delivery Transition
    Bond, Ser 2003-1, Cl A2
    4.030%, 02/15/12                                      2,791           2,745
  Option One Mortgage Loan Trust,
    Ser 2001-4, Cl A (F)
    5.920%, 03/25/07                                        531             531
  Origen Manufactured Housing,
    Ser 2002-A, Cl A1 (F)
    5.560%, 03/15/07                                         78              78
  Ownit Mortgage Loan Asset-Backed
    Securities Trust, Ser 2006-1,
    Cl AF1 (G)
    5.424%, 12/25/36                                      1,032           1,027
  Prime Mortgage Trust, Ser 2006-DR1,
    Cl 2A1 (C)
    5.500%, 05/25/35                                      3,944           3,870
  RAAC, Ser 2005-SP1, Cl 2A2
    5.250%, 09/25/34                                      2,430           2,413
  Renaissance Home Equity Loan
    Trust, Ser 2005-3, Cl AF2 (G)
    4.723%, 11/25/35                                        862             858
  Renaissance Home Equity Loan
    Trust, Ser 2006-1, Cl AF3 (G)
    5.608%, 05/25/36                                        998             999
  Residential Accredit Loans, Ser QO8,
    Cl 1A1A (F)
    5.410%, 03/25/07                                     20,500          20,506
  Residential Asset Mortgage Products,
    Ser 2003-RS3, Cl AII (F)
    5.680%, 03/25/07                                        196             197

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Residential Asset Mortgage Products,
    Ser 2003-RS7, Cl AI6
    5.340%, 08/25/33                           $          1,397   $       1,393
  Residential Asset Mortgage Products,
    Ser 2004-SL1, Cl A8
    6.500%, 11/25/31                                      2,558           2,586
  Residential Asset Mortgage Products,
    Ser 2004-SL3, Cl A2
    6.500%, 12/25/31                                      4,282           4,332
  Residential Asset Securitization Trust,
    Ser 2004-IP2, Cl 2A1 (F)
    5.242%, 03/01/07                                      4,215           4,205
  Residential Funding Mortgage
    Securities, Ser 2000-HI1, Cl AI7 (G)
    8.290%, 02/25/25                                      2,650           2,668
  Residential Funding Mortgage
    Securities, Ser 2005-HS1, Cl AI1 (F)
    5.440%, 03/25/07                                      7,056           7,037
  Securitized Asset-Backed Receivables LLC,
    Ser 2005-FR4, Cl A3 (F)
    5.520%, 03/25/07                                      2,987           2,990
  Start, Ser 2003-1, Cl X (F)
    4.130%, 04/21/07                                      4,275           4,254
  Start, Ser 2003-2, Cl X (F)
    4.600%, 04/21/07                                      1,793           1,793
  Structured Adjustable Rate Mortgage Loan,
    Ser 2005-19XS, Cl 1A1 (F)
    5.640%, 03/26/07                                     12,123          12,166
  TIAA Real Estate CDO, Ser 2003 1A,
    Cl A1MM (C) (F) (K)
    5.350%, 09/28/07                                     15,638          15,638
  TMS SBA Loan Trust, Ser 1999-1,
    Cl A (F)
    6.050%, 03/15/07                                        201             200
  Terwin Mortgage Trust, Ser 2005-9HGS,
    Cl A1 (C) (F)
    4.000%, 03/01/07                                      3,734           3,696
  Thornburg Mortgage Securities
    Trust, Ser 2005-3, Cl 2A1 (F) (J)
    5.560%, 03/25/07                                     14,703          14,713
  Thornburg Mortgage Securities
    Trust, Ser 2005-4, Cl A4 (F)
    5.520%, 03/25/07                                     18,976          18,960
  Thornburg Mortgage Securities
    Trust, Ser 2006-1, Cl A3 (F)
    5.490%, 03/01/07                                     24,983          24,952
  UBS Paine Webber Commercial
    Mortgage Trust, Ser 2004-C6,
    Cl A3
    4.547%, 08/15/29                                        755             740
  UBS Paine Webber Commercial
    Mortgage Trust, Ser 2004-C8,
    Cl A2
    4.201%, 12/15/29                                        564             551
  Vendee Mortgage Trust, Ser 1994-1,
    Cl 2ZB
    6.500%, 02/15/24                                      5,887           6,110
  WMALT Mortgage Pass-Through Certificates,
    Ser 2006-7, Cl A3 (G)
    6.081%, 09/25/36                                        987             994

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  WMALT Mortgage Pass-Through Certificates,
    Ser 2006-8, Cl A3A (G)
    5.764%, 10/25/36                           $            915   $         913
  WMALT Mortgage Pass-Through Certificates,
    Ser 2006-AR4, Cl DA (F)
    5.402%, 03/01/07                                      5,315           5,333
  WMALT Mortgage Pass-Through Certificates,
    Ser 2006-AR7, Cl A1A
    5.352%, 09/25/46                                      2,819           2,831
  WMALT Mortgage Pass-Through Certificates,
    Ser 2006-AR7, Cl A1B (F)
    5.352%, 03/01/07                                      1,597           1,599
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2002-C1A, Cl A4
    6.287%, 04/15/34                                      2,587           2,717
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2002-C2, Cl A4
    4.980%, 11/15/34                                      2,061           2,043
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2003-C6, Cl A3
    4.957%, 08/15/35                                      4,490           4,461
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2003-C8, Cl A3
    4.445%, 11/15/35                                        949             929
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2003-C9, Cl A4
    5.012%, 12/15/35                                        993             981
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2003-C9, Cl B
    5.109%, 12/15/35                                        593             589
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2004-C10, Cl A4
    4.748%, 02/15/41                                      4,260           4,154
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2004-C11, Cl B
    5.306%, 01/15/41                                      2,965           2,967
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2004-C15, Cl A4
    4.803%, 10/15/41                                      2,844           2,767
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2004-C15, Cl B
    4.892%, 10/15/41                                      1,579           1,538
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2005 C-22, Cl A4 (F)
    5.441%, 03/01/07                                      2,775           2,791
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2005-C19, Cl A6
    4.699%, 05/15/44                                      1,349           1,299

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2005-C20, Cl A4 (F)
    5.285%, 03/01/07                           $            280   $         281
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2006-C26, Cl A1
    5.726%, 06/15/45                                        138             140
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2006-C26, Cl A2
    5.935%, 06/15/45                                        150             155
  Wachovia Bank Commercial Mortgage Trust,
    Ser 2006-C26, Cl APB
    5.997%, 06/15/45                                      3,853           4,020
  Washington Mutual, Ser 2002-AR18,
    Cl A (F)
    4.124%, 03/01/07                                      2,607           2,596
  Washington Mutual, Ser 2003-MS1,
    Cl 1A
    5.000%, 02/25/18                                      1,543           1,510
  Washington Mutual, Ser 2003-MS2,
    Cl 3A1
    5.000%, 03/25/18                                      5,491           5,385
  Washington Mutual, Ser 2003-S13,
    Cl 22A1
    5.000%, 12/25/18                                      1,105           1,093
  Washington Mutual, Ser 2005-AR13,
    Cl A1A1 (F)
    5.610%, 03/25/07                                      8,264           8,275
  Washington Mutual, Ser 2005-AR15,
    Cl A1A2 (F)
    5.600%, 03/25/07                                     11,796          11,833
  Washington Mutual, Ser 2005-AR16,
    Cl 1A4A (F)
    5.121%, 03/25/07                                     13,585          13,554
  Washington Mutual, Ser 2005-AR19,
    Cl A1A2 (F)
    5.610%, 03/25/07                                     12,656          12,697
  Washington Mutual, Ser 2006-1,
    Cl 3A2
    5.750%, 02/25/36                                      6,503           6,558
  Washington Mutual, Ser 2006-AR1,
    Cl 1A1B (F)
    5.633%, 03/01/07                                      5,125           5,140
  Washington Mutual, Ser 2006-AR14,
    Cl 1A4 (F)
    5.668%, 03/01/07                                        821             826
  Washington Mutual, Ser 2006-AR15,
    Cl 1A (F)
    5.504%, 03/01/07                                      1,570           1,574
  Washington Mutual, Ser 2006-AR15,
    Cl 1A1B (F)
    5.504%, 03/01/07                                      2,770           2,772
  Washington Mutual, Ser 2006-AR15,
    Cl 2A1B (F)
    5.777%, 03/01/07                                      2,938           2,951
  Washington Mutual, Ser 2006-AR16,
    Cl 2A4 (F)
    5.668%, 12/25/36                                        620             620
  Washington Mutual, Ser 2006-AR17,
    Cl 1A1B (F)
    5.568%, 03/01/07                                        905             905
  Washington Mutual, Ser 2006-AR17,
    Cl 2A (F)
    5.882%, 03/01/07                                        988             994

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Washington Mutual, Ser 2007-HY1,
    Cl 1A1 (F)
    5.732%, 03/01/07                           $         10,078   $      10,147
  Washington Mutual, Ser 2007-HY3,
    Cl 1A1 (F)
    5.705%, 03/01/07                                     11,900          11,936
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2004-H,
    Cl A-1 (F)
    4.527%, 03/01/07                                      6,428           6,287
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2004-S,
    Cl A7 (F)
    3.540%, 03/01/07                                        280             271
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2005-14,
    Cl 2A1
    5.500%, 12/25/35                                      1,320           1,299
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2005-AR10,
    Cl 2A14 (F)
    4.109%, 03/01/07                                      1,500           1,472
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2005-AR10,
    Cl 2A17 (F)
    3.500%, 03/01/07                                      2,085           2,045
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2005-AR14,
    Cl A1 (F)
    5.388%, 03/01/07                                      1,487           1,467
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2005-AR16,
    Cl 7A1 (F)
    5.256%, 03/01/07                                      4,070           4,008
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2006-7,
    Cl 3A1
    6.000%, 06/25/36                                        850             857
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2006-AR18,
    Cl 1A1 (F)
    6.000%, 03/01/07                                      2,030           2,036
  Wells Fargo Mortgage-Backed
    Securities Trust, Ser 2006-AR19,
    Cl A1 (F)
    5.690%, 12/25/36                                      4,167           4,179
  Wells Fargo Mortgage-Backed
    Securities, Ser 2004-l, Cl A5 (F)
    4.802%, 07/25/34                                        881             856
  Wells Fargo Mortgage-Backed
    Securities, Ser 2004-l, Cl A6 (F)
    4.802%, 07/25/34                                        895             873
  Witherspoon CDO Funding (C) (F) (K)
    5.330%, 03/15/07                                     18,149          18,149
  Zuni Mortgage Loan Trust, Ser 2006-0A1,
    Cl A1 (F)
    5.450%, 03/25/07                                     14,360          14,343
                                                                  -------------
                                                                      1,174,834
                                                                  -------------
OTHER ASSET-BACKED SECURITIES -- 0.2%
  California Infrastructure PG&E,
    Ser 1, Cl A8
    6.480%, 12/26/09                                        666             670

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  Caterpillar Financial Asset Trust,
    Ser 2006-A, Cl A2
    5.590%, 02/25/09                           $             88   $          88
  Connecticut RRB Special Purpose Trust,
    Ser 2001-1, Cl A5
    6.210%, 12/30/11                                      1,371           1,417
  Credit-Based Asset Servicing,
    Ser 2006-CB2, Cl AF2 (G)
    5.501%, 12/25/36                                      1,999           1,996
  Embarcadero Aircraft, Ser 2000-A,
    Cl A1 (C) (F)
    5.800%, 03/15/07                                      4,465           3,896
  Equity One Asset-Backed Securities,
    Ser 2003-2, Cl M1
    5.050%, 09/25/33                                      1,050           1,037
  MSDWCC Heloc Trust, Ser 2005-1,
    Cl A (F)
    5.510%, 03/25/07                                        821             822
                                                                  -------------
                                                                          9,926
                                                                  -------------
Total Asset-Backed Securities
  (Cost $1,255,246) ($ Thousands)                                     1,254,065
                                                                  -------------
U.S. TREASURY OBLIGATIONS -- 21.5%
  U.S. Treasury Bills
   5.014%, 04/05/07 (A) (B)                                 102             101
   4.625%, 02/15/17 (A) (B) (J)                          69,236          69,636
  U.S. Treasury Bonds
   8.875%, 02/15/19 (J)                                   7,358          10,163
   8.125%, 08/15/19 (J)                                   9,652          12,749
   7.875%, 02/15/21                                       4,468           5,883
   7.500%, 11/15/16 (J)                                   2,362           2,894
   7.125%, 02/15/23 (J)                                   4,442           5,600
   6.250%, 08/15/23 to 05/15/30 (J)                      42,184          49,674
   6.125%, 11/15/27 (J)                                  21,072          24,812
   5.375%, 02/15/31 (J)                                   8,635           9,415
   4.500%, 02/15/36 (J)                                  76,644          74,333
   3.875%, 04/15/29 (D)                                   1,890           2,438
   3.625%, 04/15/28 (D) (J)                              28,937          35,792
   2.375%, 04/15/11 to 01/15/27 (D) (J)                  52,566          53,305
   2.375%, 01/15/17 (D)                                   8,343           8,486
   2.000%, 01/15/16 (D)                                   4,733           4,663
   2.000%, 01/15/26 (D) (J)                                 620             598
  U.S. Treasury Notes
   5.125%, 06/30/08                                         455             457
   5.125%, 05/15/16 (J)                                   5,230           5,446
   5.000%, 07/31/08                                         110             110
   4.875%, 05/31/08 to 08/15/16 (J)                     363,375         368,477
   4.750%, 09/30/08 to 02/15/37 (J)                      79,763          80,403
   4.750%, 02/28/09                                         607             608
   4.625%, 11/30/08 to 11/15/16 (J)                      46,467          46,559
   4.625%, 01/31/09 to 02/29/12                          18,648          18,739
   4.500%, 02/15/09 to 11/15/15 (J)                      37,669          37,600
   4.375%, 11/15/08 to 12/15/10 (J)                      32,670          32,509
   4.250%, 08/15/13 to 08/15/15 (J)                      44,024          43,201
   4.000%, 06/15/09 to 04/15/10 (J)                      27,180          26,825
   3.875%, 09/15/10                                         370             362
   3.750%, 05/15/08 (J)                                   9,730           9,613
   3.500%, 11/15/09                                      28,010          27,254
   3.500%, 02/15/10 (J)                                  15,670          15,218
   3.375%, 02/15/08 to 10/15/09 (J)                      79,139          77,320
   3.375%, 01/15/12 (D)                                     261             277
   2.500%, 07/15/16 (D) (J)                              21,107          21,701
   2.000%, 07/15/14 (D) (J)                               9,311           9,205
   1.875%, 07/15/15 (D) (J)                              33,676          32,915
   0.875%, 04/15/10 (D)                                   3,152           3,032

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  U.S. Treasury STRIPS
   6.294%, 11/15/21 (E) (J)                    $         23,570   $      11,649
   4.839%, 02/15/36 (E)                                   9,462           2,493
                                                                  -------------
Total U.S. Treasury Obligations
  (Cost $1,223,870) ($ Thousands)                                     1,242,515
                                                                  -------------
COMMERCIAL PAPER (A) -- 8.0%

FINANCIALS -- 8.0%
  Brahms Funding (K)
    5.299%, 03/13/07                                      3,154           3,149
    5.295%, 03/08/07                                     19,736          19,716
  Broadhollow Funding (K)
    5.304%, 03/19/07                                      8,412           8,390
  Buckingham CDO II LLC (K)
    5.307%, 03/23/07                                     10,515          10,481
  Citius I Funding LLC (K)
    5.306%, 03/22/07                                     21,005          20,940
  Citius II Funding LLC (K)
    5.315%, 04/02/07                                     21,030          20,931
    5.306%, 03/22/07                                     10,515          10,482
    5.293%, 03/05/07                                      7,408           7,404
  DaimlerChrysler
    5.360%, 03/02/07                                      5,000           4,999
    5.360%, 03/28/07                                      8,715           8,680
  Deutsche Bank Financial LLC
    5.330%, 03/01/07                                     25,302          25,302
  KKR Pacific Funding Trust (K)
    5.306%, 03/22/07                                      9,290           9,261
    5.302%, 03/16/07                                     52,574          52,458
  Mica Funding LLC (K)
    5.304%, 03/19/07                                     36,802          36,704
    5.293%, 03/05/07                                     10,515          10,509
  Rabobank USA Finance
    5.311%, 03/01/07                                     12,833          12,833
  Rams Funding Two LLC (K)
    5.319%, 03/12/07                                      8,412           8,398
    5.315%, 03/26/07                                     10,515          10,476
    5.306%, 03/22/07                                     15,237          15,190
    5.303%, 03/05/07                                     10,515          10,509
  Rhineland Funding Capital (K)
    5.339%, 05/15/07                                     22,418          22,172
    5.338%, 05/14/07                                      8,949           8,852
    5.311%, 03/28/07                                     22,951          22,860
  Thornburg Mortgage Capital
    Resource (K)
    5.315%, 03/26/07                                     10,515          10,476
    5.301%, 03/15/07                                     21,030          20,986
  Transamerica Security Liquidity
    Notes (K)
    5.300%, 03/01/07                                     10,148          10,148
  Valour Bay Capital LLC (K)
    5.350%, 05/16/07                                     26,287          25,993
    5.326%, 03/22/07                                     19,734          19,673
    5.321%, 03/15/07                                     15,793          15,761
                                                                  -------------
Total Commercial Paper
  (Cost $463,733) ($ Thousands)                                         463,733
                                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.9%
  FHLB
   5.625%, 06/13/16 (J)                                   2,535           2,626
   5.400%, 01/02/09                                       4,470           4,469
   5.375%, 08/19/11                                       2,690           2,750
   5.228%, 03/23/07 (E)                                   5,890           5,871
   5.150%, 03/28/07 (E)                                   7,740           7,710

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
   5.000%, 02/20/09                            $             90   $          90
   5.000%, 10/02/09 (J)                                   2,640           2,652
   4.875%, 11/18/11 (J)                                   6,900           6,916
   4.375%, 09/17/10                                       3,000           2,961
  FHLMC
   6.875%, 09/15/10 (J)                                   6,520           6,959
   6.625%, 09/15/09 (J)                                   5,070           5,284
   5.750%, 06/27/16                                       2,514           2,628
   5.625%, 03/15/11 to 11/23/35  (J)                     11,570          11,631
   4.760%, 03/23/07 (E)                                   4,500           4,485
   4.750%, 11/03/09 (J)                                   5,000           4,990
  FHLMC CMO, Ser 1, Cl Z
   9.300%, 04/15/19                                          40              43
  FHLMC CMO, Ser 1081, Cl K
   7.000%, 05/15/21                                         707             707
  FHLMC CMO, Ser 1101, Cl M
   6.950%, 07/15/21                                         386             386
  FHLMC CMO, Ser 1611, Cl Z
   6.500%, 11/15/23                                       9,805          10,200
  FHLMC CMO, Ser 1663, Cl ZB (F)
   6.750%, 03/01/07                                       1,625           1,675
  FHLMC CMO, Ser 1983, Cl Z
   6.500%, 12/15/23                                       1,399           1,453
  FHLMC CMO, Ser 2043, Cl CJ
   6.500%, 04/15/28                                       3,185           3,268
  FHLMC CMO, Ser 2389, Cl CD
   6.000%, 03/15/16                                       3,053           3,071
  FHLMC CMO, Ser 2542, Cl ES
   5.000%, 12/15/17                                       3,680           3,627
  FHLMC CMO, Ser 2544, Cl IW, IO
   5.500%, 03/15/26                                       1,914              72
  FHLMC CMO, Ser 2579, Cl PI, IO
   5.500%, 03/15/27                                         624              12
  FHLMC CMO, Ser 2623, Cl AJ (F)
   4.500%, 03/01/07                                       2,531           2,479
  FHLMC CMO, Ser 2631, Cl MT
   3.500%, 01/15/22                                       3,999           3,959
  FHLMC CMO, Ser 2645, Cl MK
   3.500%, 07/15/22                                       4,729           4,672
  FHLMC CMO, Ser 2733, Cl ME
   5.000%, 01/15/34                                       6,302           5,995
  FHLMC CMO, Ser 2735, Cl PG
   5.500%, 09/15/32                                         520             520
  FHLMC CMO, Ser 2793, Cl GE
   5.500%, 11/15/32                                         434             431
  FHLMC CMO, Ser 2809, Cl HX, IO
   6.000%, 10/15/24                                       2,215              87
  FHLMC CMO, Ser 2841, Cl BD (F)
   4.000%, 03/01/07                                         175             170
  FHLMC CMO, Ser 2890, Cl AP
   3.750%, 12/15/11                                       3,839           3,755
  FHLMC CMO, Ser 2945, Cl SA (F)
   2.718%, 03/15/07                                       6,921           6,148
  FHLMC CMO, Ser 2960, Cl NC
   5.500%, 10/15/32                                         489             489
  FHLMC CMO, Ser 2975, Cl EA (F)
   5.000%, 03/01/07                                       1,979           1,973
  FHLMC CMO, Ser 3000, Cl PA
   3.900%, 01/15/23                                       3,920           3,829
  FHLMC CMO, Ser 3014, Cl NA
   4.500%, 11/15/25                                       8,035           7,955
  FHLMC CMO, Ser 3017, Cl TA
   4.500%, 08/15/35                                       3,837           3,724
  FHLMC CMO, Ser 3019, Cl VM
   5.000%, 08/15/16                                       2,147           2,139
  FHLMC CMO, Ser 3020, Cl MA
   5.500%, 04/15/27                                       5,486           5,517

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  FHLMC CMO, Ser 3026, Cl GJ
   4.500%, 02/15/29                            $          3,036   $       3,001
  FHLMC CMO, Ser 3035, Cl DM
   5.500%, 11/15/25                                       2,685           2,698
  FHLMC CMO, Ser 3086, Cl PA
   5.500%, 05/15/26                                       5,634           5,668
  FHLMC CMO, Ser 3115, Cl MB
   5.500%, 12/15/20                                         814             812
  FHLMC CMO, Ser 3135, Cl JA
   6.000%, 09/15/27                                       5,766           5,846
  FHLMC CMO, Ser 3151, Cl LA
   6.000%, 11/15/27                                       5,948           6,023
  FHLMC CMO, Ser 3151, Cl PA (F)
   6.000%, 03/01/07                                       7,749           7,846
  FHLMC CMO, Ser 3164, Cl NA (F)
   6.000%, 03/01/07                                      17,166          17,413
  FHLMC CMO, Ser 3172, Cl PA (F)
   6.000%, 03/01/07                                       7,479           7,587
  FHLMC CMO, Ser 3174, Cl PX (F)
   5.000%, 03/01/07                                          15              15
  FHLMC CMO, Ser 3176, Cl HA
   6.000%, 02/15/28                                       6,220           6,318
  FHLMC CMO, Ser 3178, Cl MA
   6.000%, 10/15/26                                       8,687           8,817
  FHLMC CMO, Ser 3184, Cl PA
   5.500%, 02/15/27                                          79              80
  FHLMC CMO, Ser 3192, Cl GA
   6.000%, 03/15/27                                          57              58
  FHLMC CMO, Ser 3203, Cl VA (F)
   5.000%, 03/01/07                                          16              16
  FHLMC CMO, Ser 3211, Cl PA
   5.500%, 11/15/29                                       7,512           7,563
  FHLMC CMO, Ser 3215, Cl QA
   6.000%, 06/15/27                                       5,586           5,681
  FHLMC CMO, Ser 3221, Cl VA (F)
   5.000%, 03/01/07                                          18              18
  FNMA
   7.250%, 01/15/10 (J)                                  10,341          11,010
   7.125%, 06/15/10 (J)                                   7,100           7,600
   6.625%, 11/15/30 (J)                                   1,198           1,444
   6.000%, 05/15/11 (J)                                   6,900           7,208
   5.600%, 03/29/11                                       2,703           2,703
   5.400%, 04/13/09                                       1,040           1,040
   5.250%, 08/01/12 to 09/15/16 (J)                       9,626           9,791
   5.197%, 06/25/07 (E)                                   5,070           4,987
   5.125%, 04/15/11                                       3,000           3,035
  FNMA CMO, Ser 1999-11, Cl Z
   5.500%, 03/25/29                                       4,510           4,487
  FNMA CMO, Ser 2001-60, Cl JZ
   6.000%, 03/25/31                                         265             264
  FNMA CMO, Ser 2002-94, Cl BJ, IO
   5.500%, 04/25/16                                         497              29
  FNMA CMO, Ser 2002-T11, Cl A
   4.768%, 04/25/12                                         354             352
  FNMA CMO, Ser 2003-113, Cl PN
   3.500%, 02/25/13                                       1,339           1,317
  FNMA CMO, Ser 2003-15, Cl CH (F)
   4.000%, 03/01/07                                       1,791           1,745
  FNMA CMO, Ser 2003-16, Cl PN (F)
   4.500%, 03/01/07                                       2,196           2,168
  FNMA CMO, Ser 2003-33, Cl CH (F)
   4.000%, 03/01/07                                       4,481           4,355

-------------------------------------------------------------------------------
                                               Face Amount        Market Value
Description                                    ($ Thousands)      ($ Thousands)
-------------------------------------------------------------------------------
  FNMA CMO, Ser 2003-56, Cl AD
   4.500%, 01/25/27                            $          3,599   $       3,544
  FNMA CMO, Ser 2003-76, Cl DE
   4.000%, 09/25/31                                         143             137
  FNMA CMO, Ser 2003-T1, Cl A
   3.807%, 11/25/12                                       1,093           1,057
  FNMA CMO, Ser 2004-80, Cl XE (F)
   5.000%, 03/01/07                                       6,715           6,466
  FNMA CMO, Ser 2004-88, Cl HA
   6.500%, 07/25/34                                       2,383           2,449
  FNMA CMO, Ser 2005-38, Cl CD
   5.000%, 06/25/19                                       2,766           2,754
  FNMA CMO, Ser 2005-57, Cl EG (F)
   5.620%, 03/25/07                                       3,764           3,771
  FNMA CMO, Ser 2005-69, Cl JM
   4.500%, 08/25/25                                       4,654           4,356
  FNMA CMO, Ser 2005-77, Cl BX
   4.500%, 07/25/28                                         451             446
  FNMA CMO, Ser 2005-92, Cl NM
   3.500%, 04/25/13                                       1,390           1,368
  FNMA CMO, Ser 2005-C2, Cl A2
   4.821%, 04/15/30                                         233             231
  FNMA CMO, Ser 2006-114, Cl CG
   5.500%, 12/25/36                                       3,242           3,189
  FNMA CMO, Ser 2006-18, Cl PA
   5.500%, 01/25/26                                       3,349           3,369
  FNMA CMO, Ser 2006-26, Cl QA (F)
   5.500%, 03/01/07                                       7,347           7,385
  FNMA CMO, Ser 2006-29, Cl PA
   5.500%, 08/25/26                                       9,154           9,189
  FNMA CMO, Ser 2006-31, Cl PA
   5.500%, 11/25/26                                       3,821           3,843
  FNMA CMO, Ser 2006-41, Cl MA
   5.500%, 04/25/24                                       3,419           3,429
  FNMA CMO, Ser 2006-53, Cl PA
   5.500%, 12/25/26                                       1,079           1,085
  FNMA CMO, Ser 2006-55, Cl PA
   6.000%, 05/25/26                                       5,355           5,413
  FNMA CMO, Ser 2006-80, Cl PB (F)
   6.000%, 03/01/07                                       7,145           7,241
  FNMA CMO, Ser 2007-6, Cl PA
   5.500%, 02/25/37                                       2,257           2,255
  FNMA CMO, Ser 2007-7, Cl W
   5.500%, 01/25/36                                       2,356           2,264
  FNMA CMO, Ser 34, Cl QJ
   4.500%, 01/25/16                                       5,556           5,483
  FNMA CMO, Ser 45, Cl BA
   4.500%, 11/25/14                                         202             201
  FNMA CMO, Ser G93-20, Cl ZQ (F)
   7.000%, 03/01/07                                       1,632           1,712
  FNMA CMO, Ser G93-39, Cl ZQ (F)
   6.500%, 03/01/07                                       1,751           1,812
  FNMA CMO, Ser G93-41, Cl Z (F)
   7.000%, 03/01/07                                       2,268           2,384
  GNMA CMO, Ser 2001-18, Cl WH (F)
   7.840%, 03/20/07                                         281             299
  GNMA CMO, Ser 2002-51, Cl SG (F)
   9.446%, 03/20/07                                         253             280
  GNMA CMO, Ser 2003-58, Cl LG, IO
   5.500%, 05/17/29                                       3,000             231

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                               Face Amount
                                               ($ Thousands)/     Market Value
Description                                    Shares             ($ Thousands)
-------------------------------------------------------------------------------
  GNMA CMO, Ser 2003-82, Cl IO, IO
   5.500%, 03/20/29                            $          4,077   $         263
  GNMA CMO, Ser 2003-86, Cl ZK
   5.000%, 10/20/33                                      10,274           9,149
  GNMA CMO, Ser 2004-80, Cl IP, IO
   5.500%, 07/20/34                                       7,238             572
  GNMA CMO, Ser 2004-87, Cl LI, IO
   5.000%, 12/20/28                                       6,837             478
  GNMA CMO, Ser 2006-3, Cl A
   4.212%, 01/16/28                                         954             934
  GNMA CMO, Ser 8, Cl A
   3.942%, 08/16/25                                       1,382           1,351
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $398,585) ($ Thousands)                                         399,763
                                                                  -------------
CASH EQUIVALENTS -- 1.3%
  Evergreen Select Money Market Fund,
     Institutional Class, 5.210% **                     316,725             317
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% **                74,588,554          74,589
                                                                  -------------
Total Cash Equivalents
  (Cost $74,906) ($ Thousands)                                           74,906
                                                                  -------------
CERTIFICATES OF DEPOSIT (A) -- 0.7%
  Barclays Bank (K)
    5.440%, 06/11/07                                     10,515          10,515
  CC USA MTN (C) (K)
    5.520%, 06/18/07                                     21,029          21,029
  JPMorgan Chase
    8.750%, 11/28/21                                      2,751           2,703
  U.S. Trust of New York (F) (K)
    5.360%, 03/13/07                                      8,412           8,412
                                                                  -------------
Total Certificates of Deposit
  (Cost $42,640) ($ Thousands)                                           42,659
                                                                  -------------
PREFERRED STOCK -- 0.1%
  Aegon, 6.235% (F)                                      27,000             706
  Aegon, 6.375%                                          79,895           2,040
  Merrill Lynch, 6.375%                                  67,118           1,756
  Metlife, 6.500%                                        86,821           2,303
                                                                  -------------
Total Preferred Stock
  (Cost $6,523) ($ Thousands)                                             6,805
                                                                  -------------
MASTER NOTE (K) -- 0.1%
  Bear Stearns
    5.433%, 03/01/07                                      6,309           6,309
                                                                  -------------
Total Master Note
  (Cost $6,309) ($ Thousands)                                             6,309
                                                                  -------------
MUNICIPAL BONDS -- 0.1%
  Michigan Tobacco Settlement
    Finance, Ser A, RB
    7.309%, 06/01/34                                      2,400           2,478
  San Diego, Tobacco Settlement
    Asset Backed, RB
    7.125%, 06/01/32                                      1,405           1,459
                                                                  -------------
Total Municipal Bonds
  (Cost $3,842) ($ Thousands)                                             3,937
                                                                  -------------

-------------------------------------------------------------------------------
                                               Face Amount
                                               ($ Thousands)/     Market Value
Description                                    Contracts          ($ Thousands)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (N) -- 15.6%
Barclays
  5.310%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $380,271
  (collateralized by a U.S.
  Government Obligation, par value
  $384,841, 4.875%, 06/04/08, total
  market value $388,738) (K)                   $            380   $         380
Deutsche Bank
  5.280%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $624,991,652
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value
  $11,935,000-$50,000,000,
  0.000%-5.200%, 04/13/07-11/20/09,
  total market value $637,398,000)                      624,900         624,900
Deutsche Bank
  5.320%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $26,389,497
  (collateralized by a U.S.
  Government Obligation, par value
  $24,316,301, 12.000%, 08/15/13,
  total market value $26,913,510) (K)                    26,386          26,386
Lehman Brothers
  5.310%, dated 02/28/07, to be
  repurchased on 03/01/07, repurchase
  price $252,511,238 (collateralized by
  various U.S. Government Obligations,
  ranging in par value $210-$372,643,225,
  0.000%-9.650%, 03/20/07-04/15/30, total
  market value $257,523,612) (K)                        252,474         252,474
                                                                  -------------
Total Repurchase Agreements
  (Cost $904,140) ($ Thousands)                                         904,140
                                                                  -------------

Total Investments -- 138.6%
  (Cost $7,962,109) ($ Thousands)++                               $   8,014,705
                                                                  =============

WRITTEN OPTIONS -- 0.0%
  June 2007 U.S. Ten Year Treasury
     Call, Expires 05/25/07, Strike
     Price: $110*                                          (130)            (51)
  June 2007 U.S. Ten Year Treasury
     Call, Expires 05/25/07, Strike
     Price: $115*                                          (202)           (136)
  June 2007 U.S. Ten Year Treasury
     Note Call, Expires 05/25/07,
     Strike Price: $108*                                   (104)           (125)
  June 2007 U.S. Ten Year Treasury
     Note Call, Expires 05/25/07,
     Strike Price: $113*                                    (84)           (115)
  June 2007 U.S. Ten Year Treasury
     Note Put, Expires: 05/25/07,
     Strike Price: $106*                                   (130)            (16)
  June 2007 U.S. Twenty Year
     Treasury Put, Expires 05/25/07, Strike
     Price: $109*                                          (202)            (44)
                                                                  -------------
Total Written Options
  (Premiums Received $(342)) ($ Thousands)                                 (487)
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                    Shares             ($ Thousands)
-------------------------------------------------------------------------------
SWAPTIONS -- 0.0%
  U.S. Swaption, Citigroup                          (15,810,000)  $          (3)
  U.S. Swaption, Lehman Brothers                    (18,600,000)             (6)
                                                                  -------------
Total Swaptions
  (Premiums Received $(47)) ($ Thousands)                         $          (9)
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007


Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                                                      Unrealized
                                                                Number of                          Appreciation/
                                                                Contracts       Expiration        (Depreciation)
Type of Contract                                             Long (Short)             Date         ($ Thousands)
----------------------------------------------------------------------------------------------------------------
90-Day Euro$                                                            2         Mar-2007         $        (51)
90-Day Euro$                                                          757         Mar-2008                  545
90-Day Euro$                                                          575         Jun-2007                  104
90-Day Euro$                                                        1,834         Sep-2007                    7
90-Day Euro$                                                         (448)        Dec-2007                 (304)
Euro-Bond                                                             439         Mar-2007                  200
U.S. 2 Year Treasury Note                                             610         Jun-2007                  423
U.S. 5 Year Treasury Note                                           2,249         Jun-2007                1,701
U.S. 10 Year Treasury Note                                            (41)        Mar-2007                  (20)
U.S. 10 Year Treasury Note                                            329         Jun-2007                  235
U.S. Long Treasury Bond                                                (7)        Mar-2007                    7
U.S. Long Treasury Bond                                               (77)        Jun-2007                 (129)
                                                                                                   ------------
                                                                                                   $      2,718
                                                                                                   ============

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                                                      UNREALIZED
                                                  CURRENCY                        CURRENCY          APPRECIATION
MATURITY                                        TO DELIVER                      TO RECEIVE        (DEPRECIATION)
DATE                                           (THOUSANDS)                     (THOUSANDS)         ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------
5/9/07                            CAD                6,242            USD            5,295        $         (41)
5/9/07                            EUR                6,809            USD            8,852                 (169)
5/9/07                            USD               22,263            EUR           17,070                  350
5/9/07                            USD               19,325            JPY        2,316,816                  412
                                                                                                  -------------
                                                                                                  $         552
                                                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

Swaps -- A summary of outstanding swap agreements held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                                                            CREDIT DEFAULT SWAPS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     UNREALIZED
                                                                                                      NOTIONAL     APPRECIATION
                                                                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                 DATE   (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 1.9000% (22.800% per annum) times the notional amount of the ACE Securities, Ser 2004-RM2, Cl B1, 5.014%, 01/25/35. Upon a
   defined credit event, Fund pays the notional amount and takes receipt of the
   defined deliverable obligation. (Counterparty: Citigroup)                           01/25/35        600       $          (16)

Fund receives monthly payment of 3.3500% (40.200% per annum) times the notional amount of the Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl B3,
   6.814%, 12/25/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation. (Counterparty:
   Citigroup)                                                                          12/25/34        600                  (30)

Fund receives monthly payment of 2.0500% (24.600% per annum) times the notional amount of the Ameriquest Mortgage Securities, Ser 2004-R6, Cl M3, 5.464%,
   07/25/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation. (Counterparty:
   Citigroup)                                                                          07/25/34        600                  (16)

Fund receives monthly payment of 1.9500% (23.400% per annum) times the notional amount of the CDC Mortgage Capital Trust, Ser 2004-HE3, Cl B2, 5.264%,
   11/25/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation. (Counterparty:
   Citigroup)                                                                          11/25/34        600                  (10)

Fund receives monthly payment of 1.9000% (23.800% per annum) times the notional amount of the Countrywide Asset-Backed Certificates, Ser 2004-12, Cl MV8,
   5.114%, 11/25/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation. (Counterparty:
   Citigroup)                                                                          05/25/34        600                  (21)

Fund receives monthly payment of 2.0500% (24.600% per annum) times the notional amount of the Countrywide Asset-Backed Certificates, Ser 2004-6, Cl M8,
   5.514%, 05/25/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation. (Counterparty:
   Citigroup)                                                                          05/25/34        600                  (15)

Fund receives monthly payment of 3.0000% (36.000% per annum) times the notional amount of the Countrywide Asset-Backed Certificates, Ser 2004-ECC1, Cl B,
   4.814%, 01/25/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation. (Counterparty:
   Citigroup)                                                                          02/25/34      1,000                  (30)

Fund receives monthly payment of 2.000% (24.000% per annum) times the notional amount of the Countrywide Asset-Backed Certificates, Ser 2004-ECC2, Cl M8,
   5.464%, 06/25/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation. (Counterparty:
   Citigroup)                                                                          06/25/34      1,000                  (24)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     UNREALIZED
                                                                                                      NOTIONAL     APPRECIATION
                                                                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                 DATE   (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Fund pays monthly payment of 1.9000% (22.800% per annum) times the notional amount of GSAMP Trust, Ser 2005-HE1, Cl B2, 5.014%, 02/02/13. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)                                    11/25/34       600       $          (21)

Fund receives monthly payment of 3.0500% (36.600% per annum) times the notional amount of Home Equity Asset Trust, Ser 2004-8, Cl B3, 6.414%, 03/25/35. Upon
   a defined credit event, Fund pays the notional amount and takes receipt of
   the defined deliverable obligation. (Counterparty: Citigroup)                        03/25/35       600                  (29)

Fund receives monthly payment of 2.0300% (24.360% per annum) times the notional amount of Long Beach Mortgage Loan Trust, Ser 2004-2, Cl M6, 5.564%,
   06/25/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation. (Counterparty:
   Citigroup)                                                                           06/25/34       600                  (19)

Fund receives quarterly payment of 2.1000% (25.200% per annum) times the notional amount of Master Asset Backed Securities Trust, Ser 2004-WMC2, Cl
   M5, 5.714%, 04/25/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation
   (Counterparty: Citigroup)                                                            06/25/34       600                  (15)

Fund receives monthly payment of 2.0500% (24.600% per annum) times the notional amount of Morgan Stanley ABS Equity I, Ser 2004-HE6, Cl B2, 5.264%,
   08/25/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation. (Counterparty:
   Citigroup)                                                                           08/25/34       600                  (19)

Fund receives monthly payment of 2.0700% (24.840% per annum) times the notional amount of Morgan Stanley ABS Equity I, Ser 2004-NC5, Cl B2, 5.564%,
   05/25/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation. (Counterparty:
   Citigroup)                                                                           05/25/34       600                  (15)

Fund receives monthly payment of 2.9000% (34.800% per annum) times the notional amount of New Century Home Equity Loan Trust, Ser 2004-4, Cl M9, 6.014%,
   02/25/35. Upon a defined credit event, Fund pays the notional amount and takes
   receipt of the defined deliverable obligation. (Counterparty: Citigroup)             02/25/35     1,000                  (50)

Fund receives monthly payment of 1.9000% (22.800% per annum) times the notional amount of Residential Asset Securities, Ser 2004-KS10, Cl M9, 5.164%,
   11/25/34. Upon a defined credit event, Fund pays the notional amount and takes
   receipt of the defined deliverable obligation. (Counterparty: Citigroup)             11/25/34       600                  (22)

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     UNREALIZED
                                                                                                      NOTIONAL     APPRECIATION
                                                                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                                                                 DATE   (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.6750% (0.270% per annum) times the notional amount of ConocoPhillips, 4.750%, 10/15/12. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined deliverable
   obligation. (Counterparty: Morgan Stanley & Co.)                                     09/20/12     1,620       $           14
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $         (338)
===============================================================================================================================





--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Core Fixed Income Fund
February 28, 2007


Percentages are based on Net Assets of $5,780,919 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investment Trust

(A)   The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)   Treasury Inflation Index Notes

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2007. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of February 28, 2007 was $13,222 ($ Thousands) and represented 0.23% of Net Assets.

(I)   Security in default on interest payments.

(J) This security or a partial position of this security is on loan at February 28, 2007. The total value of securities on loan at February 28, 2007 was $1,242,779 ($ Thousands).

(K) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2007 was $1,288,324 ($ Thousands).

(L) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(M) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

(N)   Tri-Party Repurchase Agreement

ARM    -- Adjustable Rate Mortgage
CAD    -- Canadian Dollar
CDO    -- Collateralized Debt Obligation
Cl     -- Class
CMO    -- Collateralized Mortgage Obligation
EXL    -- Extendable Maturity
EUR    -- Euro
FHLB   -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GNMA   -- Government National Mortgage Association
IO     -- Interest Only
JPY    -- Japanese Yen
LLC    -- Limited Liability Company
MTN    -- Medium Term Note
PLC    -- Public Limited Company
RB     -- Revenue Bond
SBA    -- Small Business Administration
Ser    -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced
USD    -- U.S. Dollar

Amounts designated as "--" are either $0 or have been rounded to $0.

++ At February 28, 2007, the tax basis cost of the Fund's investments was $7,962,109, and the unrealized appreciation and depreciation were $76,289 ($ Thousands) and $(23,693) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 87.3%

CONSUMER DISCRETIONARY -- 22.8%
  AEP Industries
    7.875%, 03/15/13                             $       1,675    $       1,708
  AMF Bowling Worldwide
    10.000%, 03/01/10                                      800              837
  Acco Brands
    7.625%, 08/15/15                                     4,175            4,154
  Adelphia Communications (C)
    10.250%, 06/15/11                                      125              132
    7.875%, 05/01/09                                        75               77
  Adelphia Communications, Ser B (C)
    7.750%, 01/15/09                                       250              259
  Adelphia Communications, Ser B PIK (C)
    9.500%, 02/15/04                                        25               26
  Adesa
    7.625%, 06/15/12                                       475              487
  American Casino & Entertainment
    7.850%, 02/01/12                                        25               26
  American Greetings
    7.375%, 06/01/16                                       700              724
  American Real Estate (A)
    7.125%, 02/15/13                                     3,225            3,177
  American Tower
    7.500%, 05/01/12                                       100              104
  Amscan Holdings
    8.750%, 05/01/14                                     1,800            1,773
  Aramark
    8.860%, 05/01/07  (A) (D)                              325              336
    8.500%, 02/01/15  (A)                                4,675            4,856
  Arvinmeritor
    8.750%, 03/01/12                                     1,580            1,659
  Asbury Automotive
    9.000%, 06/15/12                                     1,778            1,873
  Autonation (D)
    7.360%, 04/15/07                                       680              690
  Avis Budget Car Rental
    7.860%, 05/15/07 (A) (D)                               615              633
    7.750%, 05/15/16 (A)                                   300              304
  Barrington Broadcasting (A)
    10.500%, 08/15/14                                      400              419
  Boyd Gaming
    8.750%, 04/15/12                                        75               78
    7.750%, 12/15/12                                       650              669
    7.125%, 02/01/16                                     2,650            2,604
    6.750%, 04/15/14                                       975              970
  Broder Brothers, Ser B
    11.250%, 10/15/10                                    1,200            1,215
  Brookstone (F)
    12.000%, 10/15/12                                      595              628
  Brown Shoe
    8.750%, 05/01/12                                     1,050            1,113
  Burlington
    11.125%, 04/15/14 (A)                                3,025            3,112
    11.125%, 04/15/14 (F)                                  200              206
  CBD Media Holdings
    9.250%, 07/15/12                                       525              549
    8.625%, 06/01/11                                       275              285
  CCH I Holdings LLC
    11.000%, 10/01/15                                    7,527            7,828
    13.500%, 01/15/14 (B) (F)                              375              381
    10.000%, 05/15/14 (F)                                  650              598
    9.920%, 04/01/14                                     1,100            1,015

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  CCH II LLC
    10.250%, 09/15/10                            $       1,085    $       1,142
    10.250%, 10/01/13                                      365              396
  CCH II LLC, Ser B
    10.250%, 09/15/10                                      525              551
  CCM Merger (A) (F)
    8.000%, 08/01/13                                       250              250
  CCO Holdings LLC (F)
    8.750%, 11/15/13                                     3,515            3,656
  CSC Holdings
    7.875%, 12/15/07                                       175              177
    7.250%, 07/15/08                                       225              228
  CSC Holdings, Ser B
    8.125%, 08/15/09                                       275              285
  Cablevision Systems, Ser B
    9.870%, 04/03/07 (D)                                 1,350            1,438
    8.000%, 04/15/12 (F)                                   770              782
  Caesars Entertainment
    8.875%, 09/15/08                                       400              418
    7.875%, 03/15/10                                       600              633
  Canwest Media (F)
    8.000%, 09/15/12                                       775              798
  Cinemark (B)
    9.426%, 03/15/14                                       425              381
  Collins & Aikman Floorcovering, Ser B
    9.750%, 02/15/10                                       375              383
  Cornell
    10.750%, 07/01/12                                      475              521
  Couche-Tard US
    7.500%, 12/15/13                                       450              461
  Dana (C) (F)
    6.500%, 03/01/09                                     1,225              919
  Del Laboratories
    10.360%, 11/01/11 (D)                                  300              313
    8.000%, 02/01/12                                     2,255            2,148
  Delphi (C) (F)
    6.500%, 05/01/09                                       350              389
  Denny's (F)
    10.000%, 10/01/12                                      575              612
  Dex Media
    8.047%, 11/15/13 (B)                                 1,750            1,619
    8.000%, 11/15/13                                       350              366
    7.991%, 11/15/13 (B)                                 1,625            1,503
  Dex Media East LLC
    12.125%, 11/15/12                                    1,540            1,688
    9.875%, 11/15/09                                       871              912
  DirectTV Holdings
    8.375%, 03/15/13                                     2,306            2,436
    6.375%, 06/15/15                                     2,390            2,297
  Easton-Bell Sports
    8.375%, 10/01/12                                     2,040            2,040
  Echostar DBS
    7.125%, 02/01/16                                     1,810            1,871
    7.000%, 10/01/13                                     2,275            2,338
    6.625%, 10/01/14                                     1,115            1,126
    6.375%, 10/01/11                                       300              302
  El Dorado Casino Shreveport PIK (F)
    10.000%, 08/01/12                                    1,050            1,008
  Elizabeth Arden
    7.750%, 01/15/14                                     1,125            1,153
  Eye Care Centers of America
    10.750%, 02/15/15                                      600              667
  Federal-Mogul
    8.370%, 11/15/01 (C)                                   300              253
    7.750%, 07/01/06 (C)                                   125              105

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
    7.500%, 01/15/09 (C) (F)                     $         350    $         292
    7.375%, 01/15/06 (C)                                   150              125
  Festival Fun Park LLC (F)
    10.875%, 04/15/14                                    2,674            2,774
  Ford Motor
    9.500%, 09/15/11                                        75               75
    9.215%, 09/15/21                                        25               23
    8.900%, 01/15/32                                       850              756
    8.875%, 01/15/22                                        50               45
    7.450%, 07/16/31 (F)                                 1,651            1,325
    6.500%, 08/01/18 (F)                                 1,115              903
  French Lick Resorts (A) (F)
    10.750%, 04/15/14                                    3,402            3,126
  Gamestop
    8.000%, 10/01/12                                     1,164            1,237
  General Motors (F)
    8.375%, 07/15/33                                     5,909            5,481
    8.250%, 07/15/23                                     1,077            1,002
    7.700%, 04/15/16                                       851              811
  Goodyear Tire & Rubber
    8.625%, 12/01/11 (A)                                   665              707
    7.857%, 08/15/11 (F)                                 1,475            1,521
  Great Canadian Gaming (A)
    7.250%, 02/15/15                                       275              279
  Gregg Appliances
    9.000%, 02/01/13                                     2,363            2,458
  Group 1 Automotive
    8.250%, 08/15/13                                       475              492
  Hanesbrand (A) (D)
    8.735%, 06/15/07                                     2,280            2,331
  Harrahs Operating
    8.000%, 02/01/11                                       625              644
  Herbst Gaming
    8.125%, 06/01/12                                     2,764            2,833
    7.000%, 11/15/14                                     1,000              975
  Hertz (A)
    8.875%, 01/01/14                                     2,422            2,610
  Hydrochem Industrial (A)
    9.250%, 02/15/13                                       875              901
  Idearc (A)
    8.000%, 11/15/16                                     1,570            1,613
  Inn of the Mountain Gods (F)
    12.000%, 11/15/10                                      225              245
  Isle of Capri Casinos
    9.000%, 03/15/12                                     1,275            1,332
    7.000%, 03/01/14                                     1,775            1,735
  Jarden
    7.500%, 05/01/17                                     3,055            3,097
  Jo-Ann Stores (F)
    7.500%, 03/01/12                                       300              281
  LBI Media (B)
    8.381%, 10/15/13                                       625              542
  Lamar Media
    7.250%, 01/01/13                                       325              330
  Lamar Media, Ser B
    6.625%, 08/15/15                                        75               74
  Leslie's Poolmart
    7.750%, 02/01/13                                       425              428
  Lin Televison, Ser B
    6.500%, 05/15/13                                       900              877
  Lodgenet Entertainment
    9.500%, 06/15/13                                       650              697
  MGM Mirage
    8.375%, 02/01/11                                     1,750            1,837
    6.875%, 04/01/16                                     2,495            2,420
    6.750%, 04/01/13                                     1,045            1,032
    5.875%, 02/27/14                                     2,810            2,613

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Majestic Star Casino LLC
    9.500%, 10/15/10                             $       1,675    $       1,763
  Majestic Star II
    9.750%, 01/15/11                                     1,425            1,368
  Mandalay Resort Group
    9.375%, 02/15/10                                       525              560
    7.625%, 07/15/13                                       750              748
  Mediacom Broadband LLC (A)
    8.500%, 10/15/15                                       300              305
  Mediacom LLC (F)
    9.500%, 01/15/13                                     2,970            3,052
  Medianews
    6.375%, 04/01/14                                       150              134
  Metaldyne (F)
    10.000%, 11/01/13                                    1,348            1,348
  Mohegan Tribal Gaming
    7.125%, 08/15/14                                        75               76
    6.875%, 02/15/15                                     1,300            1,306
  Momentive Performance
    11.500%, 12/01/16 (A) (F)                            2,905            3,021
    9.750%, 12/01/14 (A)                                 1,705            1,786
  NPC International
    9.500%, 05/01/14                                       225              237
  Neiman Marcus Group (F)
    10.375%, 10/15/15                                    1,647            1,845
  Neiman Marcus Group PIK
    9.000%, 10/15/15                                       250              275
  Nexstar Holdings LLC (B)
    11.025%, 04/01/13                                    1,255            1,192
  Pantry
    7.750%, 02/15/14                                       975              980
  Penhall International (A)
    12.000%, 08/01/14                                      970            1,048
  Penn National Gaming
    6.875%, 12/01/11                                       925              925
    6.750%, 03/01/15                                     1,640            1,578
  Perry Ellis International, Ser B
    8.875%, 09/15/13                                     2,064            2,136
  Petro Stopping Centers
    9.000%, 02/15/12                                       225              234
  Phillips Van-Heusen
    8.125%, 05/01/13                                       375              394
    7.250%, 02/15/11                                        75               76
  Pokagon Gaming Authority (A)
    10.375%, 06/15/14                                      525              575
  Polypore International (B) (F)
    8.807%, 10/01/12                                     1,200            1,038
  Primedia (D)
    8.875%, 05/15/07                                       675              694
  Quebecor Media (A)
    7.750%, 03/15/16                                     1,025            1,051
  RH Donnelley
    10.875%, 12/15/12                                      415              450
  RH Donnelley, Ser A-1
    6.875%, 01/15/13                                       275              268
    6.875%, 01/15/13                                     1,350            1,316
  RH Donnelley, Ser A-2
    6.875%, 01/15/13                                     1,775            1,731
  RH Donnelley, Ser A-3
    8.875%, 01/15/16                                       150              160
  RJ Tower (C) (F)
    12.000%, 06/01/13                                      425               47
  Reader's Digest (A)
    9.000%, 02/15/17                                       325              325
  Rental Service (A)
    9.500%, 12/01/14                                     4,925            5,245

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  SGS International
    12.000%, 12/15/13                            $       1,650    $       1,749
  Sally Holdings LLC (A) (F)
    10.500%, 11/15/16                                    1,235            1,278
    9.250%, 11/15/14                                     1,930            1,998
  Sbarro (A)
    10.375%, 02/01/15                                      125              130
  Sealy Mattress
    8.250%, 06/15/14                                     2,505            2,643
  Seneca Gaming
    7.250%, 05/01/12                                       575              579
    7.250%, 05/01/12                                       175              176
  Service
    7.700%, 04/15/09                                       360              373
    7.625%, 10/01/18                                       652              693
    7.375%, 10/01/14                                     1,398            1,464
    7.000%, 06/15/17 (F)                                 1,225            1,237
    6.750%, 04/01/16                                       750              748
  Simmons (B) (F)
    10.000%, 12/15/14                                    2,445            2,029
  Sinclair Broadcast Group (A) (B)
    4.875%, 07/15/18                                       400              387
  Sonic Automotive, Ser B (F)
    8.625%, 08/15/13                                     2,580            2,683
  Spectrum Brands
    7.375%, 02/01/15                                     3,660            3,116
  Stanadyne Holdings (B)
    17.770%, 02/15/15                                    1,500            1,125
  Stanadyne, Ser 1
    10.000%, 08/15/14                                      475              493
  Starwood Hotels & Resorts
    7.375%, 05/01/07                                     1,700            1,704
  Station Casinos
    6.875%, 03/01/16                                     3,230            3,000
    6.625%, 03/15/18                                       500              453
    6.625%, 03/15/18                                     2,925            2,651
  Steinway Musical Instruments (A)
    7.000%, 03/01/14                                     4,665            4,572
  Stewart Enterprises
    6.250%, 02/15/13                                     1,110            1,074
  Sun Media
    7.625%, 02/15/13                                     1,970            2,000
  Superior Essex Communications &
    Essex Group
    9.000%, 04/15/12                                       600              618
  TDS Investor
    11.875%, 09/01/16 (A) (F)                            1,810            2,005
    9.994%, 03/01/07 (A) (D)                             1,444            1,491
    9.875%, 09/01/14 (A)                                 1,301            1,389
  Tenneco Automotive (F)
    8.625%, 11/15/14                                     4,659            4,857
  Titan International (A)
    8.000%, 01/15/12                                     2,285            2,331
  Town Sports International
    10.162%, 02/01/14 (B)                                2,079            1,845
    9.625%, 04/15/11                                        --               --
  Turning Stone Casino
    Entertainment (A)
    9.125%, 12/15/10                                     1,025            1,053
  Turning Stone Resort Casinos (A)
    9.125%, 09/15/14                                       125              130
  Unifi
    11.500%, 05/15/14                                      325              326
  United Auto Group (A)
    7.750%, 12/15/16                                     1,500            1,526
  United Components
    9.375%, 06/15/13                                       900              940

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  United Rentals North America
    7.000%, 02/15/14                             $         850    $         854
    6.500%, 02/15/12                                     3,940            3,960
  Universal City Florida
    10.110%, 05/01/07 (D)                                4,573            4,733
    8.375%, 05/01/10                                       175              182
  Vail Resorts
    6.750%, 02/15/14                                     2,160            2,149
  Vertis
    9.750%, 04/01/09                                       225              230
  Vicorp Restaurants
    10.500%, 04/15/11                                       50               47
  Videotron
    6.875%, 01/15/14                                     3,610            3,646
  Visant Holding (B)
    9.293%, 12/01/13                                     4,784            4,377
  Visteon (F)
    7.000%, 03/10/14                                       740              644
  Warner Music Group
    7.375%, 04/15/14                                     2,205            2,139
  Wynn Las Vegas LLC
    6.625%, 12/01/14                                     2,614            2,588
                                                                  -------------
                                                                        258,651
                                                                  -------------
CONSUMER STAPLES -- 2.3%
  B&G Foods Holding
    8.000%, 10/01/11                                       500              505
  Carrols
    9.000%, 01/15/13                                     1,375            1,420
  Constellation Brands
    7.250%, 09/01/16                                     5,280            5,478
  Dean Foods
    7.000%, 06/01/16                                     1,550            1,600
  Del Monte
    6.750%, 02/15/15                                       632              622
  Dole Foods (F)
    8.875%, 03/15/11                                     1,850            1,841
  Fleming (C)
    10.125%, 04/01/08                                    1,050              142
    9.250%, 06/15/10                                       200               27
  Jean Coutu Group
    8.500%, 08/01/14 (F)                                   300              310
    7.625%, 08/01/12                                       250              266
  NBTY
    7.125%, 10/01/15                                     2,462            2,468
  Natural Beef Pack
    10.500%, 08/01/11                                    1,213            1,270
  Pilgrim's Pride
    8.375%, 05/01/17                                       300              295
    7.625%, 05/01/15                                       525              518
  Playtex Products
    9.375%, 06/01/11                                     2,045            2,114
  Rite Aid
    9.250%, 06/01/13                                     1,000            1,007
    8.625%, 03/01/15                                       450              438
    7.700%, 02/15/27 (F)                                   150              126
    7.500%, 03/01/17 (F)                                 1,075            1,067
    7.500%, 01/15/15                                        25               25
    6.875%, 12/15/28                                       350              283
    6.875%, 08/15/13 (F)                                   100               90
  Stater Brothers Holdings
    8.860%, 03/15/07 (D)                                 1,859            1,877
    8.125%, 06/15/12                                     1,340            1,368

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Visant Holding
    8.750%, 12/01/13                             $         810    $         865
                                                                  -------------
                                                                         26,022
                                                                  -------------
ENERGY -- 7.4%
  Allis-Chalmers Energy
    9.000%, 01/15/14                                     4,313            4,367
  Atlas Pipeline Partners
    8.125%, 12/15/15                                       350              361
  Baytex Energy
    9.625%, 07/15/10                                       525              551
  Chaparral Energy
    8.875%, 02/01/17 (A)                                   625              638
    8.500%, 12/01/15                                     1,738            1,734
  Chesapeake Energy
    7.750%, 01/15/15 (F)                                 2,591            2,701
    7.500%, 06/15/14                                       719              753
    7.000%, 08/15/14                                       851              874
    6.875%, 01/15/16                                     2,998            3,035
    6.500%, 08/15/17 (F)                                 1,550            1,527
    6.375%, 06/15/15                                        50               50
  Colorado Interstate Gas
    6.800%, 11/15/15                                       125              134
    5.950%, 03/15/15                                       250              253
  Compton Pet Finance
    7.625%, 12/01/13                                       350              343
  Comstock Resources
    6.875%, 03/01/12                                        50               48
  Denbury Resources
    7.500%, 04/01/13                                     2,465            2,490
    7.500%, 12/15/15                                     1,075            1,086
  El Paso
    7.750%, 07/15/11 (A)                                   450              478
    7.625%, 09/01/08 (F)                                   116              120
    7.625%, 08/16/07                                       305              308
    7.420%, 02/15/37                                       750              782
    7.000%, 05/15/11                                       575              603
    6.750%, 05/15/09                                       300              308
  El Paso MTN
    8.050%, 10/15/30                                       150              168
    7.800%, 08/01/31 (F)                                 1,225            1,337
    7.750%, 01/15/32                                     1,600            1,744
    7.375%, 12/15/12                                       450              479
  El Paso Natural Gas
    8.375%, 06/15/32                                       300              377
  El Paso Production Holdings
    7.750%, 06/01/13                                     2,265            2,367
  Encore Acquisition
    7.250%, 12/01/17                                       450              431
    6.000%, 07/15/15                                       275              246
  Forest Oil
    8.000%, 12/15/11                                     1,025            1,069
  Giant Industries
    8.000%, 05/15/14                                       575              620
  Grant Prideco, Ser B
    6.125%, 08/15/15                                       300              293
  Hanover Compressor
    9.000%, 06/01/14                                     1,645            1,785
    7.500%, 04/15/13                                       775              791
  Hanover Equipment Trust, Ser 2001 B
    8.750%, 09/01/11                                     2,675            2,782
  Hilcorp Energy (A)
    9.000%, 06/01/16                                       375              399
    7.750%, 11/01/15                                     1,800            1,800

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Holly Energy Partners
    6.250%, 03/01/15                             $         600    $         569
  Inergy Finance
    6.875%, 12/15/14                                       500              493
  James River Coal (F)
    9.375%, 06/01/12                                     1,450            1,247
  Markwest Energy (A)
    8.500%, 07/15/16                                       675              700
  Markwest Energy, Ser B
    6.875%, 11/01/14                                     1,400            1,354
  Massey Energy
    6.875%, 12/15/13                                     1,425            1,368
  Newfield Exploration
    6.625%, 04/15/16                                     1,355            1,348
  Northwest Pipeline
    7.000%, 06/15/16                                       225              241
  OPTI Canada (A)
    8.250%, 12/15/14                                     1,780            1,842
  PHI
    7.125%, 04/15/13                                       125              121
  Pacific Energy
    6.250%, 09/15/15                                       100              102
  Parker Drilling
    10.119%, 03/01/07 (D)                                3,022            3,082
    9.625%, 10/01/13                                       639              695
  Peabody Energy (F)
    7.375%, 11/01/16                                     3,090            3,229
  Peabody Energy, Ser B (F)
    6.875%, 03/15/13                                       100              101
  Petrohawk Energy
    9.125%, 07/15/13                                     1,975            2,098
  Pogo Producing
    7.875%, 05/01/13                                       700              709
    6.875%, 10/01/17                                       200              195
  Pogo Producing, Ser B
    8.250%, 04/15/11                                     1,072            1,093
  Pride International
    7.375%, 07/15/14                                     1,391            1,426
  Quicksilver Resources
    7.125%, 04/01/16                                     1,575            1,543
  Range Resources
    7.500%, 05/15/16                                       625              642
    6.375%, 03/15/15                                       350              343
  Regency Energy Partners (A)
    8.375%, 12/15/13                                     1,750            1,789
  Sabine Pass LNG LP
    7.500%, 11/30/16 (A)                                 1,520            1,520
    7.250%, 11/30/13 (A) (F)                               425              425
  Semgroup (A)
    8.750%, 11/15/15                                     1,240            1,259
  Sesi LLC
    6.875%, 06/01/14                                       950              943
  Sonat
    7.625%, 07/15/11                                     2,325            2,488
  Stone Energy
    8.250%, 12/15/11                                     1,300            1,293
  Tesoro
    6.625%, 11/01/15                                       775              783
  Transcont Gas Pipe
    6.400%, 04/15/16                                       150              155
  Veneco
    8.750%, 12/15/11                                     1,910            1,920
  Whiting Petroleum
    7.000%, 02/01/14                                     1,485            1,466
  Williams
    8.125%, 03/15/12                                       505              548
    7.750%, 06/15/31                                       475              506

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
    7.625%, 07/15/19  (F)                        $         500    $         543
    6.375%, 10/01/10  (A)                                  725              735
  Williams Partners LP (A)
    7.250%, 02/01/17                                     2,445            2,567
  Williams, Ser A (F)
    7.500%, 01/15/31                                       425              448
                                                                  -------------
                                                                         84,161
                                                                  -------------
FINANCIALS -- 12.8%
  AAC Group Holding (B)
    2.700%, 10/01/12                                       430              389
  AAC Group Holding PIK (F)
    12.750%, 10/01/12                                      600              677
  Ace Cash Express
    10.250%, 10/01/14                                      675              695
  Alamosa Delaware
    11.000%, 07/31/10                                       60               64
    8.500%, 01/31/12                                     2,540            2,688
  American General Finance (A) (D) (G)
    5.370%, 03/17/08                                     3,557            3,557
  Arch Western Finance
    6.750%, 07/01/13                                     4,325            4,249
  Armstrong World (F)
    1.702%, 05/15/29                                       525               --
  Ashtead Capital (A) (F)
    9.000%, 08/15/16                                       965            1,042
  BCP Crystal Holdings
    9.625%, 06/15/14                                       950            1,056
  Bear Stearns EXL (D) (G)
    5.360%, 03/17/08                                     4,366            4,366
  Beazer Homes USA
    6.875%, 07/15/15                                       430              413
  Cardtronics
    9.250%, 08/15/13                                       150              160
  Choctaw Resort Development Entity (A)
    7.250%, 11/15/19                                       993            1,005
  Countrywide Financial MTN (D) (G)
    5.443%, 06/27/07                                     1,472            1,472
  Countrywide Financial MTN, Ser A (D) (G)
    5.440%, 10/31/07                                     3,679            3,679
  Crystal US Holdings, Ser B (B)
    8.642%, 10/01/14                                       850              744
  Doral Financial (D) (F)
    6.190%, 04/20/07                                     1,100            1,056
  Dow Jones CDX HY, Ser 6-T1 (A)
    8.625%, 06/29/11                                        40               42
  FTI Consulting
    7.750%, 10/01/16                                     1,175            1,240
    7.625%, 06/15/13                                       425              441
  Felcor Lodging LP
    8.500%, 06/01/11                                       495              532
    7.275%, 04/30/07 (A) (D)                               200              202
  Ford Motor Credit
    9.810%, 04/17/07 (D)                                 3,340            3,612
    9.750%, 09/15/10 (A) (F)                             1,538            1,648
    8.110%, 04/13/07 (D)                                   450              452
    8.000%, 12/15/16                                     5,610            5,538
    7.375%, 10/28/09                                       600              605
    7.375%, 02/01/11                                       650              646
    7.250%, 10/25/11                                     2,790            2,745
    7.000%, 10/01/13 (F)                                 4,062            3,897
    6.930%, 04/18/07 (D)                                   680              677

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  GMAC LLC
    8.000%, 11/01/31                             $       6,039    $       6,659
    7.569%, 03/25/07 (D)                                   622              641
    7.000%, 02/01/12                                       100              101
    6.875%, 08/28/12                                     4,010            4,041
    6.750%, 12/01/14 (F)                                 4,710            4,697
    6.000%, 12/15/11                                       250              245
  H-Lines Finance Holding (B)
    9.741%, 04/01/13                                       775              727
  Hellas II (A) (D)
    11.115%, 03/21/07                                    2,100            2,181
  Host Hotels & Resorts +
    6.875%, 11/01/14                                       650              661
  Host Marriott +
    7.125%, 11/01/13                                       825              841
  Host Marriott, Ser M +
    7.000%, 08/15/12                                       375              381
  Host Marriott, Ser O +
    6.375%, 03/15/15                                       575              568
  Host Marriott, Ser Q +
    6.750%, 06/01/16                                     2,200            2,211
  Innophos Investments PIK
    0.459%, 02/15/15                                       970            1,015
  Ipayment
    9.750%, 05/15/14                                     1,100            1,127
  Irish Life & Permanent MTN, Ser X
    (A) (D) (G)
    5.366%, 02/21/08                                     3,262            3,262
  Islandsbanki (A) (D) (G)
    5.390%, 03/22/07                                     2,085            2,085
    5.370%, 04/06/07                                     3,679            3,679
  Jackson National Life Funding (A) (D) (G)
    5.320%, 04/01/08                                     5,397            5,397
  K&F Acquisition
    7.750%, 11/15/14                                       500              516
  Kaupthing Bank MTN (A) (D) (G)
    5.400%, 03/20/07                                     6,132            6,132
  Landsbanki Islands (A) (D) (G)
    5.410%, 03/16/07                                     4,661            4,661
  Lehman Brothers Holdings MTN (D)
    11.000%, 11/07/16                                    1,170            1,172
  Marlin Water Trust II (A) (C)
    6.310%, 07/15/03                                     4,000              605
  Medimedia USA (A)
    11.375%, 11/15/14                                      600              630
  Morgan Stanley EXL (D) (G)
    5.400%, 03/04/08                                       859              859
  Morgan Stanley EXL, Ser S (D) (G)
    5.363%, 03/04/08                                     1,226            1,226
  Nationwide Building Society (A) (D) (G)
    5.440%, 10/26/07                                     1,349            1,349
    5.370%, 03/07/08                                     2,453            2,453
  Nielsen Finance LLC (A)
    10.000%, 08/01/14                                      850              929
  Nielsen Finance LLC (A) (B) (F)
    4.464%, 08/01/16                                     1,400              982
  Noble Group (A)
    6.625%, 03/17/15                                       975              913
  Northern Rock (A) (D) (G)
    5.360%, 03/03/08                                     2,527            2,527
  Omega Healthcare Investors +
    7.000%, 01/15/16                                       825              835
  Orascom Telecom Finance (A)
    7.875%, 02/08/14                                       275              277

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  PNA Intmed Holding (A) (D) (F)
    12.360%, 05/15/07                            $       1,275    $       1,281
  PXRE Capital Trust 1
    8.850%, 02/01/27                                       850              850
  Premium Asset Trust, Ser
    2004-10 (A) (D) (G)
    5.380%, 03/17/08                                     3,434            3,434
  Residential Capital (A) (D)
    7.190%, 04/17/09                                     1,250            1,248
    7.190%, 04/17/09                                       575              574
  Rouse LP + (A)
    6.750%, 05/01/13                                     1,230            1,267
  SLM EXL, Ser S (A) (D) (G)
    5.320%, 03/17/08                                     2,698            2,698
  Seitel Acquisition (A)
    9.750%, 02/15/14                                       925              939
  Senior Housing Properties+
    7.875%, 04/15/15                                       645              672
  Skandinav Enskilda Bank (A) (D) (G)
    5.324%, 03/18/08                                     2,698            2,698
  Snoqualmie Enterprises Authority
    9.150%, 08/01/07 (A) (D)                               275              279
    9.125%, 02/01/15 (A) (F)                             1,275            1,316
  Stanfield Victoria LLC MTN (A) (G)
    5.385%, 06/11/07                                     2,453            2,453
  Trains HY, Ser 2006-1 (A)
    7.548%, 05/01/16                                     3,395            3,443
  Trustreet Properties+
    7.500%, 04/01/15                                       925            1,004
  Universal City Development
    11.750%, 04/01/10                                      950            1,009
  Ventas Realty+
    7.125%, 06/01/15                                       500              522
    6.750%, 04/01/17                                       775              796
    6.625%, 10/15/14 (F)                                   375              381
  WMG Holdings (B)
    8.726%, 12/15/14                                       745              585
  Yankee Acquisition (A) (F)
    9.750%, 02/15/17                                       325              333
    8.500%, 02/15/15                                       925              946
                                                                  -------------
                                                                        144,902
                                                                  -------------
HEALTH CARE -- 5.9%
  Accellent
    10.500%, 12/01/13                                      675              702
  Bio-Rad Laboratories
    7.500%, 08/15/13                                       175              180
    6.125%, 12/15/14                                       775              752
  Biovail
    7.875%, 04/01/10                                     3,603            3,674
  CRC Health
    10.750%, 02/01/16                                    1,600            1,752
  Concentra Operating
    9.500%, 08/15/10                                       300              317
  Cooper (A)
    7.125%, 02/15/15                                     1,975            1,995
  Encore Medical Finance (A)
    11.750%, 11/15/14                                    1,350            1,350
  Fresenius Medical Capital Trust II
    7.875%, 02/01/08                                       381              387
  Fresenius Medical Capital Trust IV
    7.875%, 06/15/11                                     1,960            2,063
  Genesis Healthcare
    8.000%, 10/15/13                                     1,225            1,298

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  HCA
    9.250%, 11/15/16 (A)                         $      11,833    $      12,676
    9.125%, 11/15/14 (A)                                   802              854
    8.750%, 09/01/10                                       180              188
    6.750%, 07/15/13                                       555              509
    6.500%, 02/15/16 (F)                                 2,525            2,165
  HCA PIK (A)
    9.625%, 11/15/16                                     4,120            4,450
  Healthsouth (A)
    10.750%, 06/15/16                                    2,725            3,045
  Iasis Healthcare
    8.750%, 06/15/14                                       375              389
  Kinetic Concepts
    7.375%, 05/15/13                                       275              282
  Leiner Health Products
    11.000%, 06/01/12                                      150              159
  MQ Associates (B) (F)
    29.266%, 08/15/12                                      139               56
  Medcath Holdings
    9.875%, 07/15/12                                     1,055            1,131
  Norcross Safety Products, Ser B
    9.875%, 08/15/11                                     1,225            1,299
  Polypore (F)
    8.750%, 05/15/12                                       275              282
  Primedia
    10.735%, 05/15/10                                    1,350            1,401
  Res-care
    7.750%, 10/15/13                                       625              639
  Select Medical
    11.113%, 03/29/07 (D) (F)                              425              395
    7.625%, 02/01/15                                     2,975            2,618
  Tenet Healthcare
    9.875%, 07/01/14                                     2,550            2,595
    9.250%, 02/01/15                                     5,534            5,527
  Triad Hospitals
    7.000%, 05/15/12                                       375              387
    7.000%, 11/15/13                                     2,975            3,098
  US Oncology Holdings
    10.750%, 08/15/14                                    5,039            5,543
    10.675%, 03/15/07 (D)                                1,928            1,971
    9.000%, 08/15/12                                       650              687
                                                                  -------------
                                                                         66,816
                                                                  -------------
INDUSTRIALS -- 10.9%
  AGY Holdings (A)
    11.000%, 11/15/14                                      800              828
  ALH Finance
    8.500%, 01/15/13                                     2,565            2,578
  Acih (A) (B) (F)
    18.743%, 12/15/12                                    1,225            1,078
  Ahern Rentals (A)
    9.250%, 08/15/13                                       775              812
    9.250%, 08/15/13                                       350              367
  Ainsworth Lumber
    7.250%, 10/01/12                                     1,821            1,420
    6.750%, 03/15/14                                       540              402
    6.750%, 03/15/14 (F)                                 1,630            1,214
  Air 2 US (A)
    8.027%, 10/01/19                                       689              715
  Aleris International (A)
    10.000%, 12/15/16                                    1,025            1,081
  Aleris International PIK (A)
    9.000%, 12/15/14                                        75               80
  Alliant Techsystems
    6.750%, 04/01/16                                       350              350

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Allied Waste North America
    7.250%, 03/15/15                             $         550    $         561
    6.125%, 02/15/14 (F)                                 2,465            2,403
  Allied Waste North America, Ser B
    8.500%, 12/01/08                                     3,825            4,016
    7.375%, 04/15/14 (F)                                   385              387
  American Airlines, Ser 01-1
    7.379%, 05/23/16                                       122              121
  American Axle & Manufacturing
    7.875%, 03/01/17                                       500              500
  American Railcar (A)
    7.500%, 03/01/14                                     1,025            1,043
  Ames True Temper
    10.000%, 07/15/12                                    1,400            1,358
    9.360%, 04/15/07 (D)                                 1,220            1,250
  Amsted Industries (A)
    10.250%, 10/15/11                                      900              964
  Associated Materials (B)
    14.696%, 03/01/14                                      550              410
  Baker & Taylor (A)
    11.500%, 07/01/13                                      925              955
  Baldor Electric
    8.625%, 02/15/17                                     1,085            1,141
  Basell (A) (F)
    8.375%, 08/15/15                                     1,530            1,614
  Beazer Homes USA
    6.500%, 11/15/13                                     1,300            1,248
  Buffalo Thunder Development
    Authority (A) (F)
    9.375%, 12/15/14                                     2,500            2,581
  Buhrmann US
    8.250%, 07/01/14                                     1,650            1,685
    7.875%, 03/01/15                                       600              602
  Builders Firstsource (D) (F)
    9.610%, 05/16/07                                     2,190            2,234
  Chart Industries (A)
    9.125%, 10/15/15                                       325              341
  Continental Airlines, Ser 971A
    7.461%, 04/01/15                                     1,251            1,301
  Continental Airlines, Ser 982A
    6.410%, 04/15/07                                       127              127
  Continental Airlines, Ser RJ04
    9.558%, 09/01/19                                       815              904
  Corrections of America
    6.750%, 01/31/14                                       785              799
    6.250%, 03/15/13                                     2,838            2,831
  Covalence Specialty Mate (A)
    10.250%, 03/01/16                                      355              338
  D R Horton
    5.625%, 09/15/14                                     1,035            1,019
  DRS Technologies
    7.625%, 02/01/18 (F)                                   925              953
    6.875%, 11/01/13                                       150              150
    6.625%, 02/01/16                                       775              777
  Dayton Superior
    13.000%, 06/15/09                                    1,483            1,531
  Delta Air Lines (C)
    8.300%, 12/15/29                                       225              134
  Delta Air Lines, Ser 2002-1, Cl C (C)
    7.779%, 01/02/12                                       769              779
  Dex Media West, Ser B
    9.875%, 08/15/13                                     1,995            2,172
  Education Management LLC (A)
    10.250%, 06/01/16                                    1,750            1,899
  Esco
    9.235%, 03/15/07 (A) (D)                               125              130
    8.625%, 12/15/13 (A)                                   680              719

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Fastentech
    11.500%, 05/01/11                            $       1,509    $       1,603
  Gulfmark Offshore
    7.750%, 07/15/14                                     1,304            1,330
  Harvest Operations
    7.875%, 10/15/11                                       450              434
  Horizon Lines LLC
    9.000%, 11/01/12                                       800              838
  Indalex Holding (A)
    11.500%, 02/01/14                                      650              696
  Interface
    9.500%, 02/01/14                                       275              295
  Interline Brands
    8.125%, 06/15/14                                       320              328
  Iron Mountain
    8.625%, 04/01/13                                       613              628
    7.750%, 01/15/15                                       660              675
    6.625%, 01/01/16                                     2,545            2,443
  J.B. Poindexter
    8.750%, 03/15/14                                       400              365
  K Hovnanian Enterprises
    8.625%, 01/15/17 (F)                                 1,560            1,646
    7.500%, 05/15/16                                       450              451
    6.250%, 01/15/15                                       275              258
    6.250%, 01/15/16                                     1,425            1,325
  L-3 Communications
    6.125%, 07/15/13                                       535              528
    5.875%, 01/15/15                                     4,222            4,116
  L-3 Communications, Cl B
    6.375%, 10/15/15                                     2,596            2,583
  Language Line
    11.125%, 06/15/12                                      250              266
  Maax (F)
    9.750%, 06/15/12                                       875              648
  Meritage Homes
    7.000%, 05/01/14                                     1,300            1,259
    6.250%, 03/15/15                                     1,025              958
  Michaels Stores
    11.375%, 11/01/16 (A) (F)                              800              868
    10.000%, 11/01/14 (A)                                1,777            1,901
  Millar Western Forest
    7.750%, 11/15/13                                       982              926
  Mobile Services Group (A)
    9.750%, 08/01/14                                       425              453
  NCL
    10.625%, 07/15/14                                      475              483
  Nebraska Book
    8.625%, 03/15/12                                       250              250
  Nortek
    8.500%, 09/01/14                                     2,025            2,060
  North American Energy Partner
    8.750%, 12/01/11                                       225              230
  Northwest Airlines
    10.000%, 02/01/09 (C) (F)                            1,450            1,363
    8.875%, 06/01/06 (C) (F)                             1,500            1,391
    7.875%, 03/15/08 (C)                                   175              162
    7.625%, 11/15/23 (C)                                 1,175            1,081
  Nutro Products (A) (D)
    9.400%, 04/15/07                                       950              987
  Open Solutions (A)
    9.750%, 02/01/15                                     3,715            3,836
  Park-Ohio Industries
    8.375%, 11/15/14                                       775              759
  Propex Frabics
    10.000%, 12/01/12                                      325              281

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Quality Distributors
    9.000%, 11/15/10                             $         800    $         776
  Quebecor World Capital (F)
    8.750%, 03/15/16                                     2,575            2,633
  RBS Global & Rexnord
    11.750%, 08/01/16 (A) (F)                              450              493
    9.500%, 08/01/14  (A)                                  870              918
    8.875%, 09/01/16  (A)                                  860              877
  Rainbow National Services LLC
    10.375%, 09/01/14 (A) (F)                              475              532
    8.750%, 09/01/12 (A)                                 1,210            1,286
  Southern States Cooperative (A)
    10.500%, 11/01/10                                      854              910
  Stallion Oilfield Services (A)
    9.750%, 02/01/15                                     1,775            1,842
  Sunstate Equipment (A)
    10.500%, 04/01/13                                      670              717
  Super Value
    7.500%, 11/15/14                                       800              832
  TRW Automotive
    9.375%, 02/15/13                                     1,495            1,605
  Tech Olympic USA (F)
    10.375%, 07/01/12                                    1,090            1,008
  Tembec Industries (F)
    8.625%, 06/30/09                                     1,125              934
  Terex
    7.375%, 01/15/14                                     1,949            2,003
  Transdigm
    7.750%, 07/15/14                                       150              154
    7.750%, 07/15/14 (A)                                 1,200            1,233
  Tube City IMS
    9.750%, 02/01/15                                       750              787
  UCAR Finance (A)
    10.250%, 02/15/12                                    1,230            1,295
  UCI Holdco PIK (A)
    12.365%, 12/15/13                                      640              654
  US Concrete
    8.375%, 04/01/14                                       225              230
  United Air Lines (C)
    9.125%, 01/15/12                                       625                5
  United Air Lines, Ser A (C)
    10.670%, 05/01/04                                      325                2
  United Airlines, Ser 95A1
    9.020%, 04/19/12                                       763              441
  Vanguard Health Holdings I (B)
    10.253%, 10/01/15                                      225              184
  Vanguard Health Holdings II (F)
    9.000%, 10/01/14                                     1,675            1,721
  Visant
    7.625%, 10/01/12                                     1,460            1,496
  Wimar Opco LLC (A)
    9.625%, 12/15/14                                     4,125            4,151
                                                                  -------------
                                                                        123,325
                                                                  -------------
INFORMATION TECHNOLOGY -- 3.1%
  Activant Solutions (A)
    9.500%, 05/01/16                                     3,025            2,972
  Advanced Micro Devices
    7.750%, 11/01/12                                       925              953
  Celestica
    7.875%, 07/01/11                                     1,365            1,341
  Compagnie Generale de Geophysique
    7.750%, 05/15/17                                       685              709
    7.500%, 05/15/15                                     1,420            1,448

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Freescale Semiconductor
    10.125%, 12/15/16 (A) (F)                    $       2,785    $       2,851
    9.244%, 03/15/07 (A) (D)                               250              253
    8.875%, 12/15/14 (A)                                 1,545            1,566
  Freescale Semiconductor PIK (A)
    9.125%, 12/15/14                                     3,475            3,523
  Iron Mountain
    8.750%, 07/15/18                                       250              267
  Magnachip Semiconductor
    8.610%, 03/15/07 (D)                                   150              137
    8.000%, 12/15/14 (F)                                   300              222
    6.875%, 12/15/11 (F)                                   525              462
  NXP Funding LLC
    9.500%, 10/15/15 (A) (F)                             4,400            4,543
    7.875%, 10/15/14 (A)                                 2,290            2,364
  Smart Modular (D)
    10.860%, 04/01/07                                      760              806
  Sungard Data Systems
    10.250%, 08/15/15 (F)                                5,960            6,481
    9.973%, 08/15/13 (D)                                   675              705
  UGS
    10.000%, 06/01/12                                      500              548
  UGS Capital PIK (A)
    10.348%, 06/01/11                                    2,924            2,975
  Viasystems
    10.500%, 01/15/11                                      375              381
                                                                  -------------
                                                                         35,507
                                                                  -------------
MATERIALS -- 8.3%
  AK Steel
    7.875%, 02/15/09 (F)                                 1,550            1,546
    7.750%, 06/15/12                                     2,201            2,229
  Abitibi-Consolidated
    8.550%, 08/01/10                                       350              359
    6.000%, 06/20/13                                       350              308
  Appleton Papers
    8.125%, 06/15/11                                       425              440
  Appleton Papers, Ser B
    9.750%, 06/15/14                                       925              959
  Ball
    6.875%, 12/15/12                                       155              158
    6.625%, 03/15/18                                       275              275
  Berry Plastics Holding (F)
    8.875%, 09/15/14                                       950              983
  Bowater
    9.500%, 10/15/12                                       475              500
  Bowater Canada Finance
    7.950%, 11/15/11                                       150              151
  Bway
    10.000%, 10/15/10                                      650              682
  Cascades
    7.250%, 02/15/13                                       625              631
  Catalyst Paper
    7.375%, 03/01/14                                       338              335
  Catalyst Paper, Ser D
    8.625%, 06/15/11                                     1,515            1,545
  Claymont Steel (A)
    8.875%, 02/15/15                                       275              276
  Crown Americas
    7.750%, 11/15/15                                     1,756            1,835
  Crown Cork & Seal
    8.000%, 04/15/23                                     2,025            2,005
  Domtar
    9.500%, 08/01/16                                       250              277
    7.125%, 08/15/15 (F)                                 1,800            1,807

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Equistar Chemical
    10.125%, 09/01/08                            $         275    $         291
  FMG Finance
    10.625%, 09/01/16 (A) (F)                            3,085            3,548
    10.000%, 09/01/13 (A)                                  350              380
  Freeport-McMoRan
    10.125%, 02/01/10                                    1,059            1,104
  Georgia Gulf (F)
    7.125%, 12/15/13                                       300              279
  Georgia-Pacific
    8.125%, 05/15/11                                       650              687
    8.000%, 01/15/24                                     1,075            1,096
    7.700%, 06/15/15                                     1,575            1,622
    7.125%, 01/15/17 (A)                                   945              945
    7.000%, 01/15/15 (A)                                 1,745            1,745
  Graham Packaging (F)
    9.875%, 10/15/14                                     2,330            2,400
  Greif (A)
    6.750%, 02/01/17                                        25               25
  Griffin Coal Mining (A)
    9.500%, 12/01/16                                     2,550            2,697
  Huntsman LLC
    11.500%, 07/15/12                                    1,035            1,159
    5.000%, 02/16/08                                         1               25
  Huntsman International LLC
    9.875%, 03/01/09                                       102              105
    7.875%, 11/15/14 (A)                                 1,355            1,402
  Ineos Group Holdings PLC (A) (F)
    8.500%, 02/15/16                                     4,185            4,070
  Innophos
    8.875%, 08/15/14                                       500              519
  Intertape Polymer
    8.500%, 08/01/14                                       250              233
  Lyondell Chemical
    10.875%, 05/01/09                                    1,401            1,419
    10.500%, 06/01/13                                    1,445            1,582
    8.250%, 09/15/16                                     2,745            2,951
    8.000%, 09/15/14                                     1,267            1,334
  Massey Energy
    6.625%, 11/15/10                                     1,860            1,883
  Metals USA Holding PIK (A)
    11.365%, 01/15/12                                    1,075            1,053
  Methanex
    6.000%, 08/15/15                                       175              169
  Mosaic (A)
    7.625%, 12/01/16                                     1,950            2,033
    7.375%, 12/01/14                                       325              336
  Mosaic Global Holdings
    7.300%, 01/15/28                                       325              306
  Nalco
    8.875%, 11/15/13 (F)                                 1,345            1,432
    7.750%, 11/15/11                                     2,095            2,163
  Neenah (A)
    9.500%, 01/01/17                                       575              592
  Newark Group
    9.750%, 03/15/14                                       700              735
  Novelis
    7.250%, 02/15/15                                     2,625            2,730
  Owens-Brockway Glass
    8.875%, 02/15/09                                       175              179
    8.250%, 05/15/13                                     4,095            4,290
    6.750%, 12/01/14 (F)                                   450              446
  Owens-Illinois
    8.100%, 05/15/07                                       150              150
    7.350%, 05/15/08                                     2,150            2,171

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  P H Glatfelter
    7.125%, 05/01/16                             $       1,425    $       1,446
  PNA Group (A)
    10.750%, 09/01/16                                    2,975            3,153
  Packaging Dynamics (A)
    10.000%, 05/01/16                                    2,995            3,145
  Polyone
    10.625%, 05/15/10                                    2,000            2,117
    8.875%, 05/01/12 (F)                                 2,440            2,483
  Reichold Industries (A)
    9.000%, 08/15/14                                     1,696            1,764
  Rockwood Specialties Group (F)
    7.500%, 11/15/14                                     1,345            1,365
  Solo Cup (F)
    8.500%, 02/15/14                                     1,025              889
  Solutia
    11.250%, 07/15/09 (C)                                1,000            1,017
    7.375%, 10/15/27 (C) (F)                               325              314
    0.774%, 10/15/37 (C)                                    75               73
  Steel Dynamics
    9.500%, 03/15/09                                       755              774
    9.500%, 03/15/09                                     1,762            1,806
  Stelco (D)
    10.870%, 03/31/16                                      400              418
  Terra Capital (A)
    7.000%, 02/01/17                                     2,625            2,612
  Vitro (A) (F)
    9.125%, 02/01/17                                     1,015            1,035
                                                                  -------------
                                                                         93,998
                                                                  -------------
TELECOMMUNICATION SERVICES -- 10.7%
  American Cellular, Ser B
    10.000%, 08/01/11                                    3,000            3,191
  American Tower
    7.125%, 10/15/12                                     1,676            1,733
  Axtel (A) (F)
    5.625%, 02/01/17                                     1,535            1,539
  Centennial Communications
    10.750%, 12/15/08                                      363              364
    10.125%, 06/15/13                                    2,500            2,703
  Centennial Communications
    11.110%, 04/01/07 (D)                                  100              106
    8.125%, 02/01/14 (F)                                 2,300            2,386
  Cincinnati Bell
    8.375%, 01/15/14 (F)                                 1,825            1,873
    7.250%, 07/15/13                                     1,775            1,842
  Citizens Communications
    9.250%, 05/15/11                                       875              973
    6.250%, 01/15/13                                       525              525
  Consolidated Communication
    Holdings
    9.750%, 04/01/12                                     1,808            1,930
  Cricket Communications I (A)
    9.375%, 11/01/14                                     4,415            4,658
  Digicel (A)
    9.250%, 09/01/12                                     1,805            1,922
  Digicel Group (A) (F)
    8.875%, 01/15/15                                     1,075            1,049
  Digicel Group PIK (A) (F)
    9.125%, 01/15/15                                       800              779
  Dobson Cellular Systems
    9.875%, 11/01/12                                       240              261
    8.375%, 11/01/11 (A)                                   500              531
  Dobson Communications
    9.610%, 04/15/07 (D)                                   935              965

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
    8.875%, 10/01/13 (F)                         $       2,425    $       2,501
  Embarq
    7.082%, 06/01/16                                     1,000            1,034
  GCI
    7.250%, 02/15/14                                     1,450            1,459
  Hawaiian Telecom Communications, Ser B (F)
    9.750%, 05/01/13                                     1,425            1,525
  Horizon PCS
    11.375%, 07/15/12                                    2,430            2,697
  IPCS
    11.500%, 05/01/12                                      125              138
  Insight Communications (B)
    12.250%, 02/15/11                                      400              418
  Intelsat
    9.000%, 06/15/16  (A)                                  600              658
    6.500%, 11/01/13                                       950              862
  Intelsat Bermuda
    11.250%, 06/15/16 (A)                                2,775            3,143
    9.250%, 06/15/16 (A) (F)                             1,137            1,256
    8.872%, 07/15/07 (A) (D)                             2,830            2,897
  Intelsat Intermediate (B)
    8.881%, 02/01/15                                     5,025            4,158
  Intelsat Sub Holdings
    8.625%, 01/15/15                                       425              457
  Level 3 Communications
    11.500%, 03/01/10                                      300              333
  Level 3 Financing
    9.250%, 11/01/14 (A)                                 9,595            9,847
    9.150%, 02/15/15 (A) (D)                               275              277
    8.750%, 02/15/17 (A)                                   325              326
  Lucent Technologies
    6.450%, 03/15/29                                     1,000              910
  MetroPCS Wireless (A)
    9.250%, 11/01/14                                     4,800            5,040
  NTL Cable PLC
    9.125%, 08/15/16                                       350              372
    8.750%, 04/15/14                                       825              860
  Nordic Telephone (A)
    8.875%, 05/01/16                                     2,945            3,173
  Nortel Networks (A) (D)
    9.610%, 04/15/07                                       150              161
  Paetec Holding (D)
    13.870%, 04/01/07                                    2,300            2,432
  Primus Telecommunications (F)
    12.750%, 10/15/09                                       25               21
    8.000%, 01/15/14                                     1,525              869
  Qwest
    8.875%, 03/15/12                                     2,070            2,287
    8.610%, 03/15/07 (D)                                 1,964            2,143
    7.875%, 09/01/11                                       600              637
    7.500%, 10/01/14                                     1,105            1,173
    7.250%, 09/15/25                                       925              956
    7.250%, 10/15/35                                     1,025            1,026
  Qwest Capital Funding
    7.900%, 08/15/10                                       150              157
  Qwest Communications
    International
    7.500%, 02/15/14                                       400              415
    7.250%, 02/15/11                                       125              128
    8.874%, 05/11/07                                     3,420            3,454
  Qwest Communications
    International, Ser B (F)
    7.500%, 02/15/14                                     3,175            3,290
  Rogers Wireless
    8.485%, 03/15/07 (D)                                 2,289            2,335
    8.000%, 12/15/12                                     1,100            1,173

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
    7.250%, 12/15/12                             $         225    $         242
    6.375%, 03/01/14                                     2,120            2,176
  Rural Cellular
    9.750%, 01/15/10                                       275              282
    8.250%, 03/15/12                                     1,795            1,862
  Securus Technologies (F)
    11.000%, 09/01/11                                      250              243
  Syniverse Technologies, Ser B
    7.750%, 08/15/13                                       125              126
  Telenet Group Holdings (A) (B)
    9.584%, 06/15/14                                     1,300            1,199
  Triton (F)
    8.500%, 06/01/13                                     1,425            1,462
  US Unwired, Ser B
    10.000%, 06/15/12                                      400              438
  Ubiquitel
    9.875%, 03/01/11                                       110              118
  West
    11.000%, 10/15/16 (A) (F)                              600              650
    9.500%, 10/15/14 (A)                                 4,700            4,947
  Wind Acquisitions Finance (A)
    10.750%, 12/01/15                                    2,075            2,391
  Windstream
    8.625%, 08/01/16                                     6,250            6,844
    8.125%, 08/01/13                                       185              200
    7.000%, 03/15/19 (A)                                 1,560            1,566
                                                                  -------------
                                                                        121,074
                                                                  -------------
UTILITIES -- 3.1%
  AES
    9.375%, 09/15/10                                       750              814
    9.000%, 05/15/15 (A)                                   600              643
    8.875%, 02/15/11                                     1,220            1,311
    7.750%, 03/01/14                                     1,000            1,048
  Aquila
    14.875%, 07/01/12                                      450              587
    9.000%, 11/15/21                                       871              888
    8.000%, 03/01/23                                     3,515            3,590
  Calpine Generating (C)
    14.370%, 04/01/11                                    1,800            1,890
  Midwest Generation LLC
    8.750%, 05/01/34                                       790              851
  Mirant (C)
    5.750%, 07/15/07                                       750               15
  Mirant Americas
    9.125%, 05/01/31                                     1,022            1,091
    8.500%, 10/01/21                                     3,658            3,722
    8.300%, 05/01/11                                       550              561
  Mirant Noth America
    7.375%, 12/31/13                                     2,020            2,076
  NRG Energy
    7.375%, 02/01/16                                     4,275            4,360
    7.375%, 01/15/17                                     3,935            4,004
    7.250%, 02/01/14                                     1,810            1,846
  Pacific Energy Partners
    7.125%, 06/15/14                                       200              210
  Reliant Energy
    9.250%, 07/15/10                                     2,300            2,426
  Sierra Pacific Resources
    7.803%, 06/15/12                                       425              450
  Sonat
    7.000%, 02/01/18                                       400              413
  Southern Natural Gas
    8.875%, 03/15/10                                       350              366
  TXU, Ser P
    5.550%, 11/15/14                                       600              549

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  TXU, Ser R
    6.550%, 11/15/34                             $         150    $         133
  Tenaska Alabama (A)
    7.000%, 06/30/21                                     1,030            1,043
                                                                  -------------
                                                                         34,887
                                                                  -------------
Total Corporate Obligations
  (Cost $965,165) ($ Thousands)                                         989,343
                                                                  -------------

LOAN PARTICIPATIONS -- 6.0%

FINANCIALS -- 6.0%
  Affinion
    11.660%, 03/01/12                                      875              866
  American Cellular
    7.630%, 08/08/13                                        63               63
    1.250%, 08/08/13                                        --               --
  American Cellular, Tranche B (D)
    7.600%, 08/08/13                                       750              750
  Amkor Technology (D)
    9.898%, 10/27/10                                     1,000            1,035
  Aramark
    7.470%, 01/26/14                                        --               --
    7.445%, 01/26/14                                        --               --
  Boston Generating (L)
    0.000%, 12/21/16                                       125              134
  Boston Generating, 1st Lien
    7.600%, 12/19/13                                     1,750            1,766
  Boston Generating, 2nd Lien
    9.600%, 06/18/14                                       500              513
    9.600%, 06/21/14                                       650              667
  CCFC (D)
    11.349%, 08/26/09                                    2,231            2,320
  Cebridge, 2nd Lien (D)
    11.371%, 05/05/14                                    3,639            3,757
  Century Cable Bank, Ser B (D)
    10.250%, 06/30/09                                        3                3
  Cooper Standard (D)
    7.875%, 12/23/11                                     2,729            2,746
  Delphi, 2nd Lien
    8.125%, 12/31/07                                     3,400            3,419
  Ford Term Loan
    8.360%, 12/12/13                                       625              632
  Georgia Pacific
    7.114%, 02/14/13                                       350              353
  Georgia Pacific, Ser B (D)
    7.485%, 02/14/13                                       424              427
  Green Valley, 1st Lien
    7.310%, 02/16/14                                       225              227
  Green Valley, 2nd Lien
    8.560%, 08/16/14                                       225              229
  HCA, Ser B
    8.114%, 11/15/14                                     2,000            2,022
  Hawkeye Renewables
    9.320%, 06/30/12                                     2,749            2,666
  Idearc, Ser B
    7.320%, 11/15/14                                     3,500            3,528
  Intelsat Bermuda
    7.860%, 02/02/14                                     1,825            1,834
  LSP General Finance (D)
    8.999%, 04/13/13                                     2,500            2,531
  Level 3 (D)
    8.398%, 12/01/11                                       500              503
  Murray Bank, 2nd Lien (D)
    13.875%, 01/31/11                                    2,441            2,581

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Murray Bank, 3rd Lien (D)
    15.750%, 07/28/11                            $       2,000    $       2,040
  NRG Energy Strip (D)
    7.350%, 02/01/13                                     1,997            2,016
  Nalco, Ser B
    7.140%, 11/04/10                                       952              958
  Nielsen Finance
    8.190%, 08/09/13                                       700              706
  Northwest Air (D)
    7.820%, 08/21/08                                     1,500            1,507
  Paetec Holdings (L)
    0.000%, 02/28/13                                     1,000            1,013
  Plygem (L)
    0.000%, 11/02/11                                       225              230
  Rental Services
    8.850%, 11/30/13                                     2,750            2,799
  Revlon (L)
    0.000%, 01/15/12                                     1,450            1,483
  Rexnord (L)
    0.000%, 02/20/13                                     1,900            1,905
  Simmons
    10.648%, 02/15/12                                    1,830            1,817
  TPF Generation Holdings LLC
    9.620%, 12/15/14                                     1,250            1,273
  Tropicana Entertainment
    7.860%, 12/31/11                                     1,500            1,516
  United Air Lines
    7.375%, 02/01/14                                     3,000            3,017
  Venoco, 2nd Lien (D)
    10.000%, 04/26/11                                    4,750            4,801
  Wide Open West, 2nd Lien
    10.400%, 04/28/13                                    1,750            1,803
  Wind Acquisition Holdings
    12.558%, 12/12/11                                    2,955            3,037
                                                                  -------------
Total Loan Participations
  (Cost $66,800) ($ Thousands)                                           67,493
                                                                  -------------

COMMERCIAL PAPER (H) -- 5.3%

FINANCIALS -- 5.3%
  Brahms Funding (G)
    5.299%, 03/13/07                                       368              367
    5.295%, 03/08/07                                     2,302            2,300
  Broadhollow Funding (G)
    5.304%, 03/19/07                                       981              979
  Buckingham CDO II LLC (G)
    5.307%, 03/23/07                                     1,226            1,222
  Citius I Funding LLC (G)
    5.306%, 03/22/07                                     2,450            2,443
  Citius II Funding LLC (G)
    5.315%, 04/02/07                                     2,453            2,441
    5.306%, 03/22/07                                     1,226            1,223
    5.293%, 03/05/07                                       864              864
  DaimlerChrysler
    5.394%, 03/02/07                                     3,705            3,704
  KKR Pacific Funding Trust (G)
    5.306%, 03/22/07                                     1,084            1,080
    5.302%, 03/16/07                                     6,132            6,119
  Kitty Hawk Funding
    5.281%, 03/20/07                                     4,720            4,707
  Mica Funding LLC (G)
    5.304%, 03/19/07                                     4,293            4,281
    5.293%, 03/05/07                                     1,226            1,226
  Rams Funding Two LLC (G)
    5.319%, 03/12/07                                       981              980
    5.315%, 03/26/07                                     1,226            1,222

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount
                                                 ($ Thousands)    Market Value
Description                                      /Shares          ($ Thousands)
-------------------------------------------------------------------------------
    5.306%, 03/22/07                             $       1,777    $       1,772
    5.303%, 03/05/07                                     1,226            1,226
  Rhineland Funding Capital (G)
    5.339%, 05/15/07                                     2,615            2,586
    5.338%, 05/14/07                                     1,044            1,032
    5.311%, 03/28/07                                     2,677            2,666
  Thornburg Mortgage Capital
    Resource (G)
    5.315%, 03/26/07                                     1,226            1,222
    5.301%, 03/15/07                                     2,453            2,448
  Transamerica Security Liquidity
    Notes (G)
    5.300%, 03/01/07                                     1,184            1,184
  Valour Bay Capital LLC (G)
    5.350%, 05/16/07                                     3,066            3,032
    5.326%, 03/22/07                                     2,302            2,295
    5.321%, 03/15/07                                     1,842            1,838
  Yorktown Capital
    5.281%, 03/01/07                                     3,420            3,420
                                                                  -------------
Total Commercial Paper
  (Cost $59,879) ($ Thousands)                                           59,879
                                                                  -------------

CASH EQUIVALENT  -- 3.5%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% **               40,216,006           40,216
                                                                  -------------
Total Cash Equivalent
  (Cost $40,216) ($ Thousands)                                           40,216
                                                                  -------------

COLLATERALIZED LOAN OBLIGATIONS -- 2.8%

FINANCIALS -- 2.8%
  Ares VR, Ser 2006-1A, Cl SUB (A)
    0.000%, 02/24/18                                     3,500            3,150
  CIFC Funding, Ser 2006-I (A) (D)
    0.000%, 10/20/20                                     2,000            2,000
  CIFC Funding, Ser 2006-II (A) (D)
    0.000%, 03/01/21                                     3,000            3,000
  Capitalsource Advisors, Ser
    2006-1A, Cl SUB
    0.000%, 08/27/20                                     2,900            2,929
  Copper River, Ser 2006-1A, Cl INC
    0.000%, 01/20/21                                     3,000            2,970
  De Meer Middle Market, Ser 2006-1A,
    Cl INC
    0.000%, 10/20/18                                     1,938            1,831
  Gleneagles, Ser AI (D)
    0.000%, 11/01/17                                         6            6,000
  ING Investment Management II (A) (D)
    0.000%, 08/01/20                                         5            4,800
  Lightpoint, Ser 2006-4A, Cl IN (A)
    0.000%, 04/15/18                                     2,000            1,725
  Marathon, Ser 2005-2A, Cl INC (A)
    0.000%, 12/20/19                                     1,500            1,440
  Stanfield Vayron, Ser 2006-1A, Cl SUB
    0.000%, 07/15/18                                     2,000            1,912
                                                                  -------------
Total Collateralized Loan Obligations
  (Cost $30,713) ($ Thousands)                                           31,757
                                                                  -------------

-------------------------------------------------------------------------------
                                                 Face Amount
                                                 ($ Thousands)    Market Value
Description                                      /Shares          ($ Thousands)
-------------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATIONS -- 1.5%

FINANCIALS -- 1.5%
  Carlyle High Yield Partners,
    Ser 2006-8A, Cl N (E)
    0.000%, 05/21/21                             $       3,000    $       2,761
  Connecticut Valley Structured
    Credit, Ser 2006-3A, Cl NOTE (A)
    0.000%, 03/23/23                                     1,200            1,140
    Peritus I (I)                                        3,000              900
  Peritus I, Ser 2005-1A, Cl C (A)
    9.000%, 05/24/15                                    11,385           10,738
    Tralee CDO I                                         1,800            1,800
                                                                  -------------
Total Collateralized Debt Obligations
  (Cost $17,449) ($ Thousands)                                           17,339
                                                                  -------------

ASSET-BACKED SECURITIES -- 1.2%

MORTGAGE RELATED SECURITIES -- 1.2%
  Countrywide Alternative Loan Trust,
    Ser 2006-OA9, Cl X1P (E) (I)
    1.841%, 07/20/46                                    34,300            1,649
  Duke Funding, Ser 2004-6B, Cl A1S1
    (A) (D) (G)
    5.430%, 10/09/07                                     1,840            1,840
  Harborview Mortgage Loan Trust,
    Ser 2006-4  Class X1, IO (D) (I)
    1.740%, 03/01/07                                    32,377            1,467
  Newcastle CDO, Ser 2005-6A, Cl IM1
    (A) (D) (G)
    5.380%, 04/24/07                                       491              490
  TIAA Real Estate CDO, Ser 2003 1A,
    Cl A1MM (A) (D) (G)
    5.350%, 09/28/07                                     1,824            1,824
  Washington Mutual, Ser 2006-AR5,
    Cl X, IO (E) (I)
    0.519%, 06/25/46                                   192,028            1,925
  Washington Mutual, Ser 2007-OA1,
    Cl XPPP, IO (I)
    0.033%, 02/25/47                                   122,690            1,812
  Washington Mutual, Ser 2007-OA2,
    Cl 1XPP, IO (E) (I)
    0.002%, 03/25/47                                    55,620              817
  Witherspoon CDO Funding (A) (D) (G)
    5.330%, 03/15/07                                     2,117            2,117
                                                                  -------------
Total Asset-Backed Securities
  (Cost $14,024) ($ Thousands)                                    $      13,941
                                                                  -------------

CERTIFICATES OF DEPOSIT (G)(H) -- 0.4%
  Barclays Bank
    5.440%, 06/11/07                                     1,227            1,227
  CC USA MTN (A)
    5.520%, 06/18/07                                     2,453            2,453
  U.S. Trust of New York (D)
    5.360%, 03/13/07                                       981              981
                                                                  -------------
Total Certificates of Deposit
  (Cost $4,661) ($ Thousands)                                             4,661
                                                                  -------------

PREFERRED STOCK -- 0.3%
  Rockwall Investors, 0.000%*                        3,000,000            3,000
  Rural Cellular PIK, 12.250%*                             375              421

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Shares/
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Rural Cellular, Ser B PIK,
  11.375%*                                                 325    $         406
                                                                  -------------
Total Preferred Stock
  (Cost $3,617) ($ Thousands)                                             3,827
                                                                  -------------

CONVERTIBLE BONDS -- 0.2%
  Amkor Technology CV to 17.4398 (F)
    5.000%, 03/15/07                             $         700              699
  Flextronics CV to 64.4122
    1.000%, 08/01/10                                     1,190            1,137
  Mirant CV to 14.7167 (C) (F)
    2.500%, 06/15/21                                     1,950               39
  SCI Systems CV to 24.1838
    3.000%, 03/15/07                                       725              724
                                                                  -------------
Total Convertible Bonds
  (Cost $2,668) ($ Thousands)                                             2,599
                                                                  -------------

COMMON STOCK -- 0.2%
  Armstrong World Industries*                            6,123              307
  Core-Mark Holding (F)*                                12,075              372
  Huntsman*                                              7,595              155
  Owens Corning (F)*                                    28,431              910
  UAL (F)*                                                 986               39
                                                                  -------------
Total Common Stock
  (Cost $2,076) ($ Thousands)                                             1,783
                                                                  -------------

MASTER NOTE (G) -- 0.1%

  Bear Stearns
    5.433%, 03/01/07                                       736              736
                                                                  -------------
Total Master Note
  (Cost $736) ($ Thousands)                                                 736
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.0%

FINANCIAL SERVICES -- 0.0%
  FHLMC CMO, Ser 2596, Cl IJ, IO (I)
    5.000%, 01/15/17                                     2,501              236
  FHLMC CMO, Ser 2696, Cl NI, IO (I)
    5.500%, 03/15/23                                       167               --
  FNMA CMO, Ser 2003-37, Cl IG, IO (I)
    5.500%, 05/25/32                                       745              107
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $403) ($ Thousands)                                                 343
                                                                  -------------

U.S. TREASURY OBLIGATION (H) (J) -- 0.0%
  U.S. Treasury Bill
    5.012%, 04/05/07                                       116              115
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $115) ($ Thousands)                                                 115
                                                                  -------------

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (G) (K) -- 2.9%
Barclays
  5.310%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $44,356
  (collateralized by a. U.S.
  Government Obligation, par value
  $44,889, 4.875%, 06/04/08, total
  market value $45,344)                          $          44    $          44
Deutsche Bank
  5.320%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $3,078,177
  (collateralized by a U.S.
  Government Obligation, par value
  $2,836,351, 12.000%, 08/15/13,
  total market value $3,139,300)                         3,078            3,078
Lehman Brothers
  5.310%, dated 02/28/07, to be
  repurchased on 03/01/07,
  repurchase price $29,453,924
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $25-$43,466,601,
  0.000%-9.650%, 03/20/07-04/15/30,
  total market value $30,038,587)                       29,450           29,450
                                                                  -------------
Total Repurchase Agreements
  (Cost $32,572) ($ Thousands)                                           32,572
                                                                  -------------

Total Investments -- 111.7%
  (Cost $1,241,094) ($ Thousands)++                               $   1,266,604
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                       Number of                   Unrealized
                                                                       Contracts   Expiration    Appreciation
Type of Contract                                                    Long (Short)         Date   ($ Thousands)
-------------------------------------------------------------------------------------------------------------
U.S. 2 Year Treasury Note                                                     66     Mar-2007   $          33
U.S. 2 Year Treasury Note                                                    209     Jun-2007             149
                                                                                                -------------

                                                                                                $         182
                                                                                                =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

High Yield Bond Fund
February 28, 2007

Percentages are based on Net Assets of $1,133,879 ($ Thousands).

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investment Trust

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2007. The coupon on a step bond changes on a specified date.

(C)   Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) This security or a partial position of this security is on loan at February 28, 2007. The total value of securities on loan at February 28, 2007 $140,082 ($ Thousands).

(G) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2007 was $150,275 ($ Thousands).

(H)   The rate reported is the effective yield at time of purchase.

(I) Securities considered illiquid. The total value of such securities as of February 28, 2007 was $8,913 ($ Thousands) and represented 0.79% of Net Assets.

(J) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(K)   Tri-Party Repurchase Agreement

(L)   Unsettled Position -- Interest rate will not be known until settlement.

Cl    -- Class
CDO   -- Collateralized Debt Obligation
CMO   -- Collateralized Mortgage Obligation
CV    -- Convertible Security
EXL   -- Extendable Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
IO    -- Interest Only
LLC   -- Limited Liability Company
LP    -- Limited Partnership
MTN   -- Medium Term Note
PCS   -- Personal Communications Service
PIK   -- Payment-in-Kind
PLC   -- Public Limited Company
Ser   -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

++ At February 28, 2007, the tax basis cost of the Fund's investments was $1,241,094 ($ Thousands), and the unrealized appreciation and depreciation were $30,243 ($ Thousands) and $(4,733) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES  -- 42.7%

MORTGAGE RELATED SECURITIES -- 42.7%
  Ace Securities, Ser WF1, Cl A2C (B)
    5.660%, 03/25/07                             $       3,000    $       3,029
  Asset-Backed Securities Home Equity Loan
    Trust, Ser 2003-HE4, Cl M2 (B)
    7.320%, 03/15/07                                     1,436            1,440
  Aviation Capital Group Trust, Ser 2003-2A,
    Cl G2 (A) (B)
    6.120%, 03/20/07                                       620              627
  Bayview Commercial Asset Trust, Ser 2006-1A,
    Cl M3 (A) (B)
    5.740%, 03/25/07                                     1,387            1,387
  Bayview Financial Acquisition Trust,
    Ser 2005-A, Cl A1 (A) (B)
    5.820%, 03/28/07                                     2,100            2,100
  Bayview Financial Acquisition Trust,
    Ser 2005-B, Cl 1A1 (I)
    4.443%, 03/01/07                                        22               22
  Bayview Financial Revolving Mortgage Loan
    Trust, Ser 2005-E, Cl A1 (A) (B)
    5.820%, 03/28/07                                     2,400            2,400
  Citigroup Mortgage Loan Trust, Ser 2003-1,
    Cl WA2
    6.500%, 06/25/31                                       102              103
  Citigroup Mortgage Loan Trust, Ser 2004-2,
    Cl 2A1 (A)
    6.500%, 08/25/18                                       314              316
  Continental Airlines, Ser 2002-1, Cl G1 (B)
    5.810%, 05/15/07                                        97               97
  Countrywide Alternative Loan Trust,
    Ser 2005-16, Cl A5 (B)
    5.600%, 03/25/07                                       818              818
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 1A2 (B)
    6.333%, 03/25/07                                     1,526            1,523
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 2A1 (B)
    6.233%, 03/01/07                                       779              782
  Countrywide Alternative Loan Trust,
    Ser 2005-27, Cl 3A2 (B)
    5.983%, 03/01/07                                       151              151
  Countrywide Alternative Loan Trust,
    Ser 2005-51, Cl 2A2A (B)
    5.610%, 03/20/07                                       695              695
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 1A1 (B)
    5.650%, 03/20/07                                     1,332            1,337
  Countrywide Alternative Loan Trust,
    Ser 2005-59, Cl 2X, IO (E) (H)
    1.879%, 11/20/35                                     6,089              221
  Countrywide Alternative Loan Trust,
    Ser 2005-61, Cl 2A1 (B)
    5.600%, 03/25/07                                       728              729
  Countrywide Alternative Loan Trust,
    Ser 2005-72, Cl A1 (B)
    5.590%, 03/27/07                                     1,166            1,168
  Countrywide Alternative Loan Trust,
    Ser 2006-OA11, Cl N1 (A)
    6.000%, 09/25/46                                       810              808

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Countrywide Alternative Loan Trust,
    Ser 2006-OA2, Cl X1P (E)
    2.679%, 05/20/46                             $      10,520    $         474
  Countrywide Asset-Backed Certificates,
    Ser 2003-BC1, Cl M1 (B)
    6.240%, 03/25/07                                       633              633
  Countrywide Asset-Backed Certificates,
    Ser 2004-12, Cl 2AV2 (B)
    5.600%, 03/25/07                                        31               31
  Countrywide Asset-Backed Certificates,
    Ser 2004-13, Cl AV2 (B)
    5.580%, 03/27/07                                       455              455
  Countrywide Asset-Backed Certificates,
    Ser 2005-12, Cl 1A1 (B)
    5.470%, 03/27/07                                     2,387            2,387
  Countrywide Asset-Backed Certificates,
    Ser 2005-13, Cl AF1 (B)
    5.450%, 03/27/07                                       674              674
  Countrywide Home Equity Loan Trust,
    Ser 2005-M, Cl A2 (B)
    5.440%, 03/15/07                                     1,022            1,022
  Countrywide Home Loans, Ser 5, Cl 1A1 (B)
    5.640%, 03/25/35                                       385              386
  Credit-Based Asset Servicing and Securities,
    Ser 2005-CB5, Cl AF1 (B)
    5.460%, 03/25/07                                       596              596
  Credit-Based Asset Servicing and Securities,
    Ser 2006-CB4, Cl AV3 (B)
    5.470%, 03/25/07                                     2,750            2,751
  Credit-Based Asset Servicing and Securities,
    Ser 2007-CB2, Cl A2A (I)
    5.891%, 02/25/37                                     2,750            2,749
  DSLA Mortgage Loan Trust, Ser 2004-AR1,
    Cl A2A (B)
    5.730%, 03/19/07                                       198              199
  DSLA Mortgage Loan Trust, Ser 2005-AR2,
    Cl 2A1A (B)
    5.530%, 03/19/07                                       680              681
  DSLA Mortgage Loan Trust, Ser 2005-AR4,
    Cl 2A1A (B)
    5.580%, 03/21/07                                       801              804
  First Franklin Mortgage Loan Asset,
    Ser 2005-FF2, Cl A2B (B)
    5.500%, 03/27/07                                     1,037            1,037
  First Franklin Mortgage Loan Asset,
    Ser 2005-FFH4, Cl N1 (A)
    5.682%, 12/25/35                                        61               61
  First Franklin Mortgage Loan Asset,
    Ser 2007-FF1, Cl A2D (B)
    5.540%, 03/25/07                                     2,750            2,752
  First Franklin Mortgage Loan Asset,
    Ser 2007-FF2, Cl A2D (B)
    5.543%, 03/25/07                                     1,850            1,850
  GMAC Mortgage Loan Trust, Ser 2000-HE2,
    Cl A1 (B)
    5.540%, 03/25/07                                       844              845

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  GSAMP Trust, Ser 2005-HE4, Cl A2A (B)
    5.440%, 03/27/07                             $          74    $          74
  GSR Mortgage Loan Trust, Ser 2005-HEL1,
    Cl M2 (B)
    6.050%, 03/29/07                                     1,700            1,705
  Greenpoint Mortgage Funding Trust,
    Ser 2005-HE2, Cl A1 (B)
    5.520%, 03/15/07                                       127              127
  Harborview Mortgage Loan Trust, Ser 2004-8,
    Cl 2A4A (B)
    5.720%, 03/19/07                                     1,009            1,012
  Harborview Mortgage Loan Trust, Ser 2005-01,
    Cl X, IO (E) (H)
    1.290%, 03/19/35                                     2,761               58
  Harborview Mortgage Loan Trust, Ser 2005-10,
    Cl X, IO (B) (E)
    1.284%, 03/01/07                                     4,206              103
  Harborview Mortgage Loan Trust, Ser 2005-11,
    Cl 2A1A (B)
    5.630%, 03/19/07                                     1,142            1,144
  Harborview Mortgage Loan Trust, Ser 2005-12,
    Cl X2B, IO (B) (E)
    1.082%, 03/01/07                                     4,370              112
  Harborview Mortgage Loan Trust, Ser 2006-1,
    Cl X1, IO (B) (E)
    1.627%, 03/19/37                                    11,000              507
  Home Equity Asset Trust, Ser 2005-5,
    Cl 2A1 (B)
    5.430%, 03/25/07                                       297              297
  Home Equity Mortgage Trust, Ser 2006-1,
    Cl A1B (B)
    5.450%, 03/27/07                                     1,443            1,443
  Indymac Home Equity Loan Asset-Backed Trust,
    Ser 2002-A, Cl M1 (B)
    6.445%, 03/27/07                                     1,358            1,359
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR12, Cl A1 (B)
    5.710%, 03/25/07                                       735              736
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR12, Cl AX2, IO (E) (H)
    0.930%, 12/25/34                                     2,673               59
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR5, Cl 2A1B (B)
    5.720%, 03/27/07                                       893              895
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR6, Cl 6A1 (B)
    5.462%, 03/01/07                                       294              294
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR7, Cl A2 (B)
    5.750%, 03/25/07                                       249              250
  Indymac Index Mortgage Loan Trust,
    Ser 2004-AR8, Cl 2A2A (B)
    5.720%, 03/27/07                                       182              183
  Indymac Index Mortgage Loan Trust,
    Ser 2005-AR18, Cl 2A1A (B)
    5.630%, 03/25/07                                     1,882            1,886
  Inman Square Funding, Ser 2A, Cl I (A) (B)
    5.810%, 04/06/07                                     1,950            1,950
  Irwin Home Equity, Ser 2003-A, Cl M2 (B)
    7.470%, 03/27/07                                       475              476

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Lehman XS NIM Trust, Ser 2006-2N, Cl A1 (A)
    7.000%, 02/27/46                             $       1,399    $       1,402
  Lehman XS Trust, Ser 2006-12N, Cl A1A1 (B)
    5.400%, 03/25/07                                     1,135            1,135
  Long Beach Asset Holdings, Ser 2006-9,
    Cl N1 (A)
    6.250%, 10/25/46                                     1,323            1,321
  Master Alternative Loans Trust, Ser 2003-3,
    Cl 2A1
    8.500%, 05/25/33                                       264              267
  Master Seasoned Securities Trust, Ser 2005-1,
    Cl 4A1 (B)
    5.831%, 03/25/07                                       521              528
  Merrill Lynch Mortgage Investors,
    Ser 2006-WMC1, Cl A2B (B)
    5.460%, 03/27/07                                     2,750            2,750
  Mid-State Trust, Ser 2004-1, Cl B
    8.900%, 08/15/37                                       484              511
  Morgan Stanley Capital I, Ser 2002-HE3,
    Cl M1 (B)
    6.420%, 03/26/07                                     2,000            2,003
  Morgan Stanley Capital I, Ser 2004-NC2,
    Cl M2 (B)
    6.520%, 03/26/07                                     1,500            1,511
  Nomura Asset Acceptance, Ser 2006-S1, Cl A1
    (A) (B)
    5.460%, 03/25/07                                     1,290            1,290
  Renaissance NIM Trust, Ser 2005-2, Cl N (A)
    5.193%, 07/25/35                                        27               27
  Residential Asset Mortgage Products,
    Ser 2004-RS11, Cl A2 (B)
    5.590%, 03/25/07                                       279              280
  Residential Asset Securities, Ser 2005-KS8,
    Cl A1 (B)
    5.430%, 03/27/07                                       308              308
  Residential Funding Mortgage Securities II,
    Ser 2006-HSA2, Cl AI1 (B)
    5.430%, 03/27/07                                     1,645            1,645
  Residential Funding Mortgage Securities,
    Ser 1999-HI8, Cl AI7 (I)
    7.970%, 11/25/29                                       354              353
  Saxon Asset Securities Trust, Ser 2004-3,
    Cl A3 (B)
    5.660%, 03/26/07                                        68               68
  Saxon Asset Securities Trust, Ser 2005-1,
    Cl M1 (B)
    5.850%, 03/25/07                                     1,795            1,795
  Soundview Home Equity Loan Trust, Ser 2006-1,
    Cl A2 (B)
    5.460%, 03/27/07                                     2,470            2,470
  Structured Asset Investment Loan Trust,
    Ser 2005-HE3, Cl A3 (B)
    5.440%, 03/27/07                                       481              481
  Structured Asset Mortgage Investments,
    Ser 2006-AR1, Cl 3A1 (B)
    5.550%, 03/28/07                                     2,063            2,065
  Terwin Mortgage Trust, Ser 2005-11,
    Cl 1A1A (A) (I)
    4.500%, 03/25/07                                       224              222

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Terwin Mortgage Trust, Ser 2005-14HE,
    Cl AF1 (B)
    5.460%, 03/27/07                             $         655    $         655
  Terwin Mortgage Trust, Ser 2006-8,
    Cl 2A1 (A) (B)
    4.500%, 08/25/37                                     1,279            1,274
  Washington Mutual, Ser 2000-1, Cl M2 (B)
    6.120%, 03/25/07                                       654              654
  Washington Mutual, Ser 2004-AR10, Cl A2A (B)
    5.625%, 03/25/07                                        22               22
  Washington Mutual, Ser 2004-AR12, Cl A4A (B)
    5.625%, 03/25/07                                        60               60
  Washington Mutual, Ser 2005-AR1, Cl A2A2 (B)
    5.570%, 03/25/07                                       270              270
  Washington Mutual, Ser 2005-AR2, Cl 2A21 (B)
    5.650%, 03/25/07                                       669              671
  Washington Mutual, Ser 2005-AR2, Cl 2A22 (B)
    5.540%, 03/25/07                                       166              166
  Washington Mutual, Ser 2005-AR6, Cl 2AB1 (B)
    5.510%, 03/25/07                                       219              219
                                                                  -------------
Total Asset-Backed Securities
  (Cost $81,256) ($ Thousands)                                           81,233
                                                                  -------------
CORPORATE OBLIGATIONS  -- 19.0%

CONSUMER DISCRETIONARY -- 1.6%
  Comcast (B)
    5.660%, 04/16/07                                       825              827
  DaimlerChrysler (B)
    5.600%, 03/07/07                                     1,375            1,375
  Johnson Controls (B)
    5.590%, 04/17/07                                       786              787
                                                                  -------------
                                                                          2,989
                                                                  -------------

FINANCIALS -- 14.1%
  Bank of America, Ser A (A)
    8.070%, 12/31/26                                     1,667            1,735
  BankBoston Capital Trust I, Ser B
    8.250%, 12/15/26                                       145              151
  Barrick Gold Finance
    5.800%, 11/15/34                                       897              851
  Capital One Financial MTN (B)
    5.633%, 03/11/07                                     1,000            1,003
  Corestates Capital Trust I (A)
    8.000%, 12/15/26                                     1,000            1,039
  Countrywide Financial (B)
    5.610%, 05/05/07                                       200              201
  Countrywide Home Loans MTN, Ser E
    6.935%, 07/16/07                                       690              693
  Credit Suisse First Boston London (A) (B) (F)
    0.000%, 03/24/07                                       669              608
    0.000%, 03/24/07                                       602              547
  Deutsche Bank Capital Funding Trust (A) (B)
    5.628%, 01/19/49                                     1,182            1,178

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
  Deutsche Bank Luxembourg (A)
    6.825%, 12/28/07                             $         281    $         284
  Farmers Insurance Exchange (A)
    8.625%, 05/01/24                                       160              194
  Ford Motor Credit
    8.360%, 05/02/07 (B)                                   475              481
    7.000%, 10/01/13                                       865              830
    6.625%, 06/16/08                                       240              241
  GMAC LLC (B)
    7.569%, 03/25/07                                       938              967
  Goldman Sachs Group
    5.625%, 01/15/17                                     2,200            2,202
  HSBC Capital Trust II (A)
    8.380%, 05/15/27                                         9                9
  Lehman Brothers Holdings (B)
    5.590%, 04/12/07                                       940              941
  Lehman Brothers Holdings MTN (B)
    8.920%, 08/16/07                                       462              475
    5.580%, 04/18/07                                       730              733
  Lehman Brothers Holdings MTN, Ser H (B) (G)
    0.000%, 05/30/07                                       528              490
  Meridian Funding (A) (B)
    5.560%, 04/06/07                                       143              143
  Nationwide Mutual Insurance (A)
    6.600%, 04/15/34                                       305              307
  Pemex Finance
    8.020%, 05/15/07                                        75               75
  Popular North America (B)
    5.706%, 03/12/07                                       735              736
  Power Receivables Financial (A)
    6.290%, 01/01/12                                       361              363
  Residential Capital (B)
    6.739%, 03/29/07                                       380              381
  Rosyln Bancorp
    5.750%, 11/15/07                                       900              896
  Security Benefit Life (A)
    7.450%, 10/01/33                                     1,500            1,706
  Simon Property Group +
    5.750%, 05/01/12                                       870              893
  State Street Institutional Capital, Cl B (A)
    8.035%, 03/15/27                                     1,368            1,425
  Swiss Capital (A) (B)
    6.854%, 05/29/49                                       650              689
  Toyota Motor Credit MTN (B)
    8.000%, 04/24/07                                     1,395            1,394
  Zurich Capital Trust I (A)
    8.376%, 06/01/37                                     1,863            1,947
                                                                  -------------
                                                                         26,808
                                                                  -------------
INDUSTRIALS -- 1.2%
  America West Airlines, Ser 01-1
    7.100%, 04/02/21                                       174              185
  American Airlines, Ser AMBC
    3.857%, 07/09/10                                       213              206
  Cedar Brakes II LLC (A)
    9.875%, 09/01/13                                       782              868
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                                        99              101
  Oracle (B)
    5.590%, 01/13/09                                       909              910
                                                                  -------------
                                                                          2,270
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.5%
  New England Telephone & Telegraph
    7.650%, 06/15/07                             $        900     $         906
                                                                  -------------
UTILITIES -- 1.6%
  Entergy Gulf States (B)
    5.769%, 05/15/07                                       525              524
  Power Contract Financing (A)
    6.256%, 02/01/10                                       836              844
  Progress Energy Florida, Cl A (B)
    5.760%, 03/13/07                                     1,000            1,001
  Sempra Energy
    4.621%, 05/17/07                                       525              524
  Sempra Energy (B)
    5.845%, 05/21/07                                       190              190
                                                                  -------------
                                                                          3,083
                                                                  -------------
Total Corporate Obligations
  (Cost $35,978) ($ Thousands)                                           36,056
                                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.0%
  FHLB
    5.500%, 03/02/09                                     3,755            3,756
    5.222%, 03/23/07 (H)                                 8,825            8,797
    5.190%, 03/21/07 (H)                                 3,725            3,714
    5.171%, 03/14/07 (H)                                 5,320            5,310
    5.150%, 03/28/07(H)                                  1,360            1,355
  FHLMC CMO, Ser 2006-4, Cl WE
    4.500%, 02/25/36                                     3,050            2,745
  FHLMC CMO, Ser 2748, Cl ZT
    5.500%, 02/15/24                                        85               83
  FNMA CMO, Ser 2001-13, Cl SA (B)
    6.072%, 03/25/07                                        27               27
  FNMA CMO, Ser 2001-48, Cl PD
    6.500%, 06/25/20                                       328              331
  FNMA CMO, Ser 2003-122, Cl ZQ
    6.000%, 12/25/33                                       113              118
  FNMA CMO, Ser 2003-33, Cl PC
    4.500%, 03/25/27                                       116              115
  FNMA CMO, Ser 2004-12, Cl ZX
    6.000%, 03/25/34                                       122              124
  FNMA CMO, Ser 2004-31, Cl MZ
    4.250%, 05/25/34                                       112               76
  FNMA CMO, Ser 2004-80, Cl XZ
    5.000%, 11/25/34                                       223              193
  GNMA CMO, Ser 2003-112, Cl SG (B)
    1.170%, 03/16/07                                       173              129
  GNMA CMO, Ser 2003-86, Cl ZK
    5.000%, 10/20/33                                     1,771            1,577
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $28,251) ($ Thousands)                                          28,450
                                                                  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 9.5%
  FHLMC
    7.000%, 01/01/33                                       438              454
    7.247%, 01/01/33 (B)                                   417              424
    6.505%, 03/01/07 (B)                                   695              714
    6.500%, 08/01/29                                       734              743

-------------------------------------------------------------------------------
                                          Face Amount             Market Value
Description                               ($ Thousands)/Shares    ($ Thousands)
-------------------------------------------------------------------------------
    5.853%, 01/01/34 (B)                         $       1,446    $       1,494
    4.085%, 08/01/34 (B)                                 1,359            1,367
    3.422%, 08/01/34 (B)                                 1,757            1,757
    3.252%, 04/01/34 (B)                                 1,369            1,370
    3.149%, 05/01/34 (B)                                 1,973            1,972
    3.131%, 04/01/34 (B) (C)                             1,291            1,295
  FNMA
    7.139%, 01/01/33 (B) (C)                               502              510
    7.000%, 04/01/34                                       518              533
    6.222%, 07/01/33 (B) (C)                               522              532
    5.680%, 06/01/33 (B)                                 1,849            1,874
    5.500%, 10/01/17 to 02/01/18                             2                2
    4.688%, 08/01/34 (B)                                 1,246            1,256
    3.880%, 04/01/35 (B)                                 1,165            1,159
  GNMA (B)
    5.375%, 06/20/32                                       655              658
                                                                  -------------
Total U.S. Government Agency Mortgage-Backed Obligations
  (Cost $17,888) ($ Thousands)                                           18,114
                                                                  -------------
COMMERCIAL PAPER (D) -- 11.3%

FINANCIALS -- 11.3%
  Bank of America
    5.240%, 03/22/07                                     2,610            2,602
  CRC Funding
    5.260%, 03/22/07                                     3,760            3,749
  Chariot Funding
    5.260%, 03/26/07                                     3,770            3,756
  Citigroup Funding
    5.240%, 03/22/07                                     3,160            3,150
  General Electric Capital
    5.252%, 03/08/07                                     4,470            4,465
  Kitty Hawk Funding
    5.281%, 03/20/07                                     2,695            2,688
    5.271%, 03/08/07                                     1,035            1,034
                                                                  -------------
Total Commercial Paper
  (Cost $21,444) ($ Thousands)                                           21,444
                                                                  -------------

CASH EQUIVALENT -- 3.9%
  SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330% *                 7,400,953            7,401
                                                                  -------------
Total Cash Equivalent
  (Cost $7,401) ($ Thousands)                                             7,401
                                                                  -------------

U.S. TREASURY OBLIGATION (C) (D) -- 1.9%
  U.S. Treasury Bill
   5.022%, 04/05/07                                      3,673            3,655
                                                                  -------------

Total U.S. Treasury Obligation
  (Cost $3,655) ($ Thousands)                                             3,655
                                                                  -------------

CERTIFICATES OF DEPOSIT -- 0.2%
  JPMorgan Chase
    8.750%, 11/28/21                                       455              447
                                                                  -------------

Total Certificates of Deposit
  (Cost $444) ($ Thousands)                                                 447
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                  Market Value
Description                                                       ($ Thousands)
-------------------------------------------------------------------------------
Total Investments -- 103.5%
  (Cost $196,317) ($ Thousands)++                                 $     196,800
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                                                                       Number of                   Unrealized
                                                                       Contracts   Expiration    Appreciation
Type of Contract                                                    Long (Short)         Date   ($ Thousands)
--------------------------------------------------------------------------------------------------------------
U.S. Long Treasury Bond                                                       85     Jun-2007   $          95
                                                                                                ==============

Swaps -- A summary of outstanding swap agreements held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                               INTEREST RATE SWAPS
--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                 DATE   (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Receives fixed rate of 4.850% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Salomon
    Brothers)                           08/02/20            --   $           (6)

Receives fixed rate of 4.916% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Deutsche Bank)       04/04/20        27,035             (347)

Receives fixed rate of 5.001% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Salomon
    Brothers)                           01/04/21        54,565             (922)

Receives fixed rate of 5.064% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Salomon
    Brothers)                           03/02/16        11,060              127

Receives fixed rate of 5.178% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Barclays
    Capital)                            01/03/17         5,615               34

Receives fixed rate of 5.183% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Credit Suisse
    First Boston)                       11/02/20        28,025              400

Receives fixed rate of 5.186% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Salomon
    Brothers)                           03/02/22        16,450               --

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                      NOTIONAL     APPRECIATION
                                      EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                 DATE   (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------
Receives fixed rate of 5.214% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Barclays
    Capital)                            01/05/22         2,855   $            7

Receives fixed rate of 5.280% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Barclays
    Capital)                            09/05/16         3,690              104

Receives fixed rate of 5.391% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Credit Suisse
    First Boston)                       04/04/16         5,980              219

Receives fixed rate of 5.433% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Deutsche Bank)       02/02/22        19,515              489

Receives fixed rate of 5.728% and
    pay floating rate, rate based
    on 3 Month LIBOR.
    (Counterparty: Credit Suisse
    First Boston)                       07/05/16         4,400              213
-------------------------------------------------------------------------------
                                                                 $          318
===============================================================================

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Fund
February 28, 2007

Percentages are based on Net Assets of $190,117 ($ Thousands).

*     Rate shown is the 7-day effective yield as of February 28, 2007.

+     Real Estate Investment Trust

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(C) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

(E) Securities considered illiquid. The total value of such securities as of February 28, 2007 was $1,533 ($ Thousands) and represented 0.81% of Net Assets.

(F) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(G) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

(H) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2007. The coupon on a step bond changes on a specified date.

Cl    -- Class
CMO   -- Collateralized Mortgage Obligation
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
IO    -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC   -- Limited Liability Company
MTN   -- Medium Term Note
NIM   -- Net Interest Margin
Ser   -- Series

++ At February 28, 2007, the tax basis cost of the Fund's investments was $196,317 ($ Thousands), and the unrealized appreciation and depreciation were $1,938 ($ Thousands) and $(1,455) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
February 28, 2007

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 39.6%

MORTGAGE RELATED SECURITIES -- 39.6%
  Ace Securities, Ser WF1, Cl A2C (B)
    5.660%, 03/25/07                             $       4,700    $       4,745
  American General Mortgage Loan
    Trust, Ser 2006-1, Cl A1 (A) (B)
    5.750%, 12/25/35                                     1,599            1,598
  Asset-Backed Securities Home
    Equity Loan Trust, Ser
    2003-HE4, Cl M2 (B)
    7.320%, 03/15/07                                     2,329            2,335
  Aviation Capital Group Trust,
    Ser 2003-2A, Cl G2 (A) (B)
    6.120%, 03/20/07                                     1,295            1,311
  Bayview Commercial Asset Trust,
    Ser 2005-1A, Cl A1 (A) (B)
    5.620%, 03/28/07                                     4,972            4,983
  Bayview Commercial Asset Trust,
    Ser 2006-1A, Cl M3 (A) (B)
    5.740%, 03/25/07                                     2,346            2,346
  Bayview Commercial Asset Trust,
    Ser 2007-1, Cl A1 (A) (B)
    5.540%, 03/25/07                                     5,474            5,474
  Bayview Financial Acquisition
    Trust, Ser 2004-B, Cl A1 (A) (B)
    5.820%, 03/28/07                                     4,500            4,511
  Bayview Financial Acquisition
    Trust, Ser 2005-A, Cl A1 (A) (B)
    5.820%, 03/28/07                                     2,700            2,700
  Bayview Financial Acquisition
    Trust, Ser 2005-B, Cl 1A1 (I)
    4.443%, 04/28/39                                        44               44
  Bayview Financial Revolving
    Mortgage Loan Trust, Ser
    2005-E, Cl A1 (A) (B)
    5.820%, 03/28/07                                     3,200            3,200
  Citigroup Mortgage Loan Trust,
    Ser 2003-1, Cl WA2
    6.500%, 06/25/31                                       182              184
  Citigroup Mortgage Loan Trust,
    Ser 2004-2, Cl 2A1 (A)
    6.500%, 08/25/18                                       286              287
  Citigroup Mortgage Loan Trust,
    Ser 2007-WFH1, Cl A3 (B)
    5.470%, 03/25/07                                     3,000            3,000
  Continental Airlines, Ser
    2002-1, Cl G1 (B)
    5.810%, 05/15/07                                       339              340
  Countrywide Alternative Loan
    Trust, Ser 2005-27, Cl 2A1 (B)
    6.233%, 03/01/07                                     1,616            1,622
  Countrywide Alternative Loan
    Trust, Ser 2005-27, Cl 3A2 (B)
    5.983%, 03/01/07                                       279              279
  Countrywide Alternative Loan
    Trust, Ser 2005-59, Cl 1A1 (B)
    5.650%, 03/20/07                                     2,147            2,154
  Countrywide Alternative Loan
    Trust, Ser 2005-59, Cl 2X, IO (E) (F)
    1.879%, 11/20/35                                     8,026              292
  Countrywide Alternative Loan
    Trust, Ser 2005-61, Cl 2A1 (B)
    5.600%, 03/25/07                                       948              949

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Countrywide Alternative Loan
    Trust, Ser 2005-72, Cl A1 (B)
    5.590%, 03/27/07                             $       1,916    $       1,919
  Countrywide Alternative Loan
    Trust, Ser 2006-OA11, Cl N1 (A)
    6.000%, 09/25/46                                     1,134            1,131
  Countrywide Alternative Loan
    Trust, Ser 2006-OA2, Cl X1P (E)
    2.679%, 05/20/46                                    13,510              609
  Countrywide Asset-Backed
    Certificates, Ser 2003-BC1,
    Cl M1 (B)
    6.240%, 03/25/07                                     1,211            1,212
  Countrywide Asset-Backed
    Certificates, Ser 2004-12, Cl
    2AV2 (B)
    5.600%, 03/25/07                                        41               41
  Countrywide Asset-Backed
    Certificates, Ser 2004-13, Cl
    AV2 (B)
    5.580%, 03/27/07                                       606              606
  Countrywide Asset-Backed
    Certificates, Ser 2005-13, Cl
    AF1 (B)
    5.450%, 03/27/07                                     1,011            1,012
  Countrywide Home Equity Loan
    Trust, Ser 2005-M, Cl A2 (B)
    5.440%, 03/15/07                                     1,239            1,239
  Credit-Based Asset Servicing
    and Securities, Ser 2005-CB5,
    Cl AF1 (B)
    5.460%, 03/25/07                                       973              973
  Credit-Based Asset Servicing
    and Securities, Ser 2006-CB4,
    Cl AV3 (B)
    5.470%, 03/25/07                                     4,750            4,752
  Credit-Based Asset Servicing
    and Securities, Ser 2007-CB2,
    Cl A2A (I)
    5.891%, 02/25/37                                     4,500            4,499
  DSLA Mortgage Loan Trust, Ser
    2004-AR1, Cl A2A (B)
    5.730%, 03/19/07                                       222              222
  DSLA Mortgage Loan Trust, Ser
    2005-AR4, Cl 2A1A (B)
    5.580%, 03/21/07                                     1,289            1,293
  Equifirst Mortgage Loan Trust,
    Ser 2004-3, Cl A1 (B)
    5.650%, 03/27/07                                       248              248
  First Franklin Mortgage Loan
    Asset, Ser 2005-FF2, Cl A2B (B)
    5.500%, 03/27/07                                     1,276            1,276
  First Franklin Mortgage Loan
    Asset, Ser 2005-FFH4, Cl N1 (A)
    5.682%, 12/25/35                                        75               75
  First Franklin Mortgage Loan
    Asset, Ser 2006-FF17, Cl A6 (B)
    5.630%, 03/25/07                                     4,700            4,700
  First Franklin Mortgage Loan
    Asset, Ser 2007-FF1, Cl A2D (B)
    5.540%, 03/25/07                                     4,800            4,803
  First Franklin Mortgage Loan
    Asset, Ser 2007-FF2, Cl A2D (B)
    5.543%, 03/25/07                                     2,800            2,800
  GMAC Mortgage Loan Trust, Ser
    2000-HE2, Cl A1 (B)
    5.540%, 03/25/07                                     1,150            1,151

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
February 28, 2007

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  GSAMP Trust, Ser 2006-S6, Cl A2 (I)
    5.552%, 10/25/36                             $       4,000    $       4,011
  GSR Mortgage Loan Trust, Ser
    2005-HEL1, Cl M2 (B)
    6.050%, 03/29/07                                     2,400            2,407
  Greenpoint Mortgage Funding
    Trust, Ser 2005-HE2, Cl A1 (B)
    5.520%, 03/15/07                                       310              310
  Harborview Mortgage Loan Trust,
    Ser 2004-8, Cl 2A4A (B)
    5.720%, 03/19/07                                     1,373            1,378
  Harborview Mortgage Loan Trust,
    Ser 2005-01, Cl X, IO (E) (F)
    1.290%, 03/19/35                                     2,810               59
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl 2A1A (B)
    5.630%, 03/21/07                                     1,301            1,304
  Harborview Mortgage Loan Trust,
    Ser 2005-10, Cl X, IO (B) (E)
    1.284%, 03/01/07                                     6,429              158
  Harborview Mortgage Loan Trust,
    Ser 2005-12, Cl X2B, IO (B) (E)
    1.082%, 03/01/07                                     7,283              187
  Harborview Mortgage Loan Trust,
    Ser 2006-1, Cl X1, IO (B) (E)
    1.627%, 03/19/37                                    13,000              599
  Hasco NIM Trust, Ser 2006-FF11,
    Cl A (A)
    6.168%, 08/26/36                                     1,410            1,404
  Home Equity Asset Trust, Ser
    2005-5, Cl 2A1 (B)
    5.430%, 03/25/07                                       483              483
  Indymac Home Equity Loan
    Asset-Backed Trust, Ser
    2002-A, Cl M1 (B)
    6.445%, 03/27/07                                     1,767            1,769
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR12, Cl A1 (B) (E)
    5.710%, 03/25/07                                       756              757
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR12, Cl AX2,
    IO (F)
    0.930%, 12/25/34                                     5,024              110
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR5, Cl 2A1B (B)
    5.720%, 03/27/07                                     1,144            1,147
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR6, Cl 6A1 (B)
    5.462%, 03/01/07                                       253              253
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR7, Cl A2 (B)
    5.750%, 03/25/07                                       340              341
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR8, Cl 2A2A (B)
    5.720%, 03/27/07                                       254              255
  Indymac Index Mortgage Loan
    Trust, Ser 2005,AR18, Cl 2A1B (B)
    6.100%, 03/25/07                                       659              665
  Indymac Index Mortgage Loan
    Trust, Ser 2005-AR18, Cl 2A1A (B)
    5.630%, 03/25/07                                     2,509            2,514

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Indymac Residential Asset Backed Trust,
    Ser 2006-A, Cl A2 (B)
    5.470%, 03/25/07                             $       2,350    $       2,351
  Inman Square Funding, Ser 2A,
    Cl I (A) (B)
    5.810%, 04/06/07                                     3,300            3,300
  Irwin Home Equity, Ser 2003-A,
    Cl M2 (B)
    7.470%, 03/27/07                                       525              526
  Lehman XS NIM Trust,
    Ser 2006-2N, Cl A1 (A)
    7.000%, 02/27/46                                     2,239            2,243
  Lehman XS Trust, Ser 2006-12N,
    Cl A1A1 (B)
    5.400%, 03/25/07                                     1,513            1,513
  Long Beach Asset Holdings,
    Ser 2006-8, Cl N1 (A)
    6.048%, 10/25/46                                     2,743            2,743
  Long Beach Asset Holdings,
    Ser 2006-9, Cl N1 (A)
    6.250%, 10/25/46                                     1,946            1,942
  Master Alternative Loans Trust,
    Ser 2003-3, Cl 2A1
    8.500%, 05/25/33                                       220              222
  Master Seasoned Securities
    Trust, Ser 2005-1, Cl 4A1 (B)
    5.831%, 03/25/07                                     1,132            1,147
  Mid-State Trust, Ser 2004-1,
    Cl B
    8.900%, 08/15/37                                       401              423
  Morgan Stanley Capital I,
    Ser 2002-HE3, Cl M1 (B)
    6.420%, 03/26/07                                     3,000            3,004
  Nationstar Home Equity Loan
    Trust, Ser 2007-A, Cl AV4 (B)
    5.550%, 03/25/07                                     4,000            4,000
  Nomura Asset Acceptance,
    Ser 2006-S4, Cl AIO, IO (B)
    10.000%, 08/25/36                                   12,500            1,201
  Renaissance NIM Trust,
    Ser 2005-2, Cl N (A)
    5.193%, 07/25/35                                        54               53
  Residential Asset Mortgage
    Products, Ser 2004-RS11, Cl A2 (B)
    5.590%, 03/25/07                                       831              833
  Residential Asset Securities,
    Ser 2004-KS11, Cl AI2 (B)
    5.590%, 03/27/07                                       406              407
  Residential Funding Mortgage
    Securities, Ser 1999-HI8, Cl AI7 (I)
    7.970%, 11/25/29                                       289              288
  Saco I Trust, Ser 2006-8, Cl
    AIO, IO (A)
    5.500%, 06/25/36                                    32,975            1,493
  Saxon Asset Securities Trust,
    Ser 2004-3, Cl A3 (B)
    5.660%, 03/26/07                                       338              338
  Saxon Asset Securities Trust,
    Ser 2005-1, Cl M1 (B)
    5.850%, 03/25/07                                     2,925            2,926
  Specialty Underwriting &
    Residential Finance,
    Ser 2004-BC3, Cl A2B (B)
    5.630%, 03/26/07                                        96               96

--------------------------------------------------------------------------------

     SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
February 28, 2007

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Structured Asset Investment
    Loan Trust, Ser 2005-HE3, Cl A3 (B)
    5.440%, 03/27/07                             $         481    $         481
  Structured Asset Mortgage
    Investments, Ser 2006-AR1, Cl 3A1 (B)
    5.550%, 03/28/07                                     3,160            3,162
  Superior Wholesale Inventory
    Financing Trust, Ser 2004-A9, Cl A, (B)
    5.370%, 03/17/07                                     3,500            3,500
  Terwin Mortgage Trust,
    Ser 2005-11, Cl 1A1A (A) (I)
    4.500%, 11/25/36                                       373              371
  Terwin Mortgage Trust, Ser
    2006-8, Cl 2A1 (A) (B)
    4.500%, 08/25/37                                     1,776            1,770
  UCFC Home Equity Loan,
    Ser 1998-D, Cl MF1
    6.905%, 04/15/30                                       309              308
  Washington Mutual, Ser 2000-1,
    Cl M2 (B)
    6.120%, 03/25/07                                       575              575
  Washington Mutual,
    Ser 2003-AR6, Cl A1 (B)
    4.337%, 03/01/07                                     1,607            1,608
  Washington Mutual,
    Ser 2004-AR12, Cl A4A (B)
    5.625%, 03/25/07                                       189              189
  Washington Mutual,
    Ser 2004-AR3, Cl A2 (B)
    4.243%, 06/25/34                                     1,118            1,106
  Washington Mutual,
    Ser 2005-AR1, Cl A2A2 (B)
    5.570%, 03/25/07                                       397              397
  Washington Mutual,
    Ser 2005-AR2, Cl 2A21 (B)
    5.650%, 03/25/07                                     1,048            1,051
  Washington Mutual,
    Ser 2005-AR2, Cl 2A22 (B)
    5.540%, 03/25/07                                       144              144
  Washington Mutual,
    Ser 2005-AR6, Cl 2AB1 (B)
    5.510%, 03/25/07                                       186              186
  Washington Mutual,
    Ser 2006-AR9, Cl 1XPP (F)
    0.338%, 03/01/06                                   153,000            1,499
                                                                  --------------
Total Asset-Backed Securities
  (Cost $143,657) ($ Thousands)                                         144,422
                                                                  --------------
CORPORATE OBLIGATIONS  -- 16.2%

CONSUMER DISCRETIONARY -- 0.8%
  Comcast (B)
    5.660%, 04/16/07                                     1,100            1,103
  DaimlerChrysler (B)
    5.600%, 03/07/07                                       855              855
  Johnson Controls (B)
    5.590%, 04/17/07                                     1,049            1,050
                                                                  --------------
                                                                          3,008
                                                                  --------------
FINANCIALS -- 11.7%
  Bank of America, Ser A (A)
    8.070%, 12/31/26                                     3,428            3,568

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  BankBoston Capital Trust I, Ser B
    8.250%, 12/15/26                             $         655    $         683
  Barrick Gold Finance
    5.800%, 11/15/34                                     1,263            1,198
  Capital One Financial MTN (B)
    5.633%, 03/11/07                                     1,000            1,003
  Countrywide Financial (B)
    5.610%, 05/05/07                                     1,200            1,203
  Countrywide Home Loans MTN, Ser E
    6.935%, 07/16/07                                       597              600
  Credit Suisse First Boston
    London (A) (B) (H)
    0.000%, 03/24/07                                       569              517
    0.000%, 03/24/07                                     1,419            1,289
  Deutsche Bank Capital Funding
    Trust (A) (B)
    5.628%, 01/19/49                                     2,013            2,006
  Deutsche Bank Luxembourg (A)
    6.825%, 12/28/07                                       304              308
  Farmers Insurance Exchange (A)
    8.625%, 05/01/24                                       175              212
  First Union Institutional
    Capital I
    8.040%, 12/01/26                                     1,250            1,301
  Ford Motor Credit
    7.000%, 10/01/13                                     1,682            1,613
    6.625%, 06/16/08                                       500              501
  Ford Motor Credit (B)
    8.360%, 05/02/07                                       750              759
  GMAC LLC (B)
    7.569%, 03/25/07                                       982            1,012
  Goldman Sachs Group
    5.625%, 01/15/17                                     3,200            3,203
  HSBC Capital Trust II (A)
    8.380%, 05/15/27                                        41               43
  Lehman Brothers Holdings (B)
    5.590%, 04/12/07                                     2,070            2,071
  Lehman Brothers Holdings MTN (B)
    8.920%, 08/16/07                                       756              777
    5.580%, 04/18/07                                       990              993
  Lehman Brothers Holdings MTN,
    Ser H (B) (G)
    0.000%, 05/30/07                                       861              799
  Meridian Funding (A) (B)
    5.560%, 04/06/07                                       159              159
  Nationwide Mutual Insurance (A)
    6.600%, 04/15/34                                       522              526
  Pemex Finance
    8.020%, 05/15/07                                       144              145
  Popular North America (B)
    5.706%, 03/12/07                                     1,200            1,202
  Power Receivables Financial (A)
    6.290%, 01/01/12                                       289              291
  Residential Capital (B)
    6.739%, 03/29/07                                     1,100            1,103
  Rosyln Bancorp
    5.750%, 11/15/07                                     1,400            1,394
  Security Benefit Life (A)
    7.450%, 10/01/33                                     2,500            2,843
  Simon Property Group
    5.750%, 05/01/12                                     1,130            1,160
  State Street Institutional
    Capital, Cl B (A)
    8.035%, 03/15/27                                     1,824            1,900
  Swiss Capital (A) (B)
    6.854%, 05/29/49                                       850              901

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
February 28, 2007

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  Toyota Motor Credit MTN (B)
    8.000%, 04/24/07                             $       2,041    $       2,040
  Woodbourne Pass-Through Trust(A) (B)
    6.420%, 03/08/07                                       700              705
  Zurich Capital Trust I (A)
    8.376%, 06/01/37                                     2,430            2,540
                                                                  -------------
                                                                         42,568
                                                                  -------------

INDUSTRIALS -- 1.9%
  America West Airlines, Ser 01-1
    7.100%, 04/02/21                                       179              190
  American Airlines, Ser AMBC
    3.857%, 07/09/10                                     2,328            2,245
  Cedar Brakes II LLC (A)
    9.875%, 09/01/13                                     1,017            1,129
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                                       125              128
  Oracle (B)
    5.590%, 04/17/07                                     1,214            1,215
  Viacom (B)
    5.740%, 03/16/07                                     2,000            2,007
                                                                  -------------
                                                                          6,914
                                                                  -------------

TELECOMMUNICATION SERVICES -- 0.5%
  New England Telephone & Telegraph
    7.650%, 06/15/07                                     1,786            1,797

UTILITIES -- 1.3%
  Entergy Gulf States (B)
    5.769%, 05/15/07                                       560              559
  Power Contract Financing (A)
    6.256%, 02/01/10                                     1,130            1,141
  Progress Energy Florida, Cl A (B)
    5.760%, 03/13/07                                     1,700            1,701
  Sempra Energy
    4.621%, 05/17/07                                       450              449
  Sempra Energy (B)
    5.845%, 05/21/07                                       870              871
                                                                  -------------
                                                                          4,721
                                                                  -------------
Total Corporate Obligations
  (Cost $58,838) ($ Thousands)                                           59,008
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  -- 12.6%
  FHLB
    5.500%, 03/02/09                                     6,245            6,246
  FHLB (F)
    5.223%, 03/23/07                                     7,060            7,038
    5.211%, 03/28/07                                     1,655            1,649
    5.210%, 03/21/07                                    23,505           23,437
  FHLMC CMO, Ser 2006-4, Cl WE
    4.500%, 02/25/36                                     4,000            3,600
  FHLMC CMO, Ser 2748, Cl ZT
    5.500%, 02/15/24                                       360              351
  FNMA CMO, Ser 2001-13, Cl SA (B)
    6.072%, 03/25/07                                        23               23
  FNMA CMO, Ser 2001-48, Cl PD
    6.500%, 06/25/20                                       284              286
  FNMA CMO, Ser 2003-122, Cl ZQ
    6.000%, 12/25/33                                       491              512
  FNMA CMO, Ser 2003-33, Cl PC
    4.500%, 03/25/27                                        99               98

--------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
  FNMA CMO, Ser 2004-12, Cl ZX
    6.000%, 03/25/34                             $         447    $         454
  FNMA CMO, Ser 2004-80, Cl XZ
    5.000%, 11/25/34                                       122              106
  GNMA CMO, Ser 2003-112, Cl SG (B)
    1.170%, 03/16/07                                       147              110
  GNMA CMO, Ser 2003-86, Cl ZK
    5.000%, 10/20/33                                     2,421            2,156
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $45,704) ($ Thousands)                                           46,066
                                                                  -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.8%
  FHLMC
    6.500%, 08/01/29                                       635              643
  FHLMC
    6.500%, 08/01/29                                       635              643
  FHLMC (B)
    7.247%, 01/01/33                                       686              697
    4.085%, 08/01/34                                     1,826            1,836
    3.422%, 08/01/34                                     2,654            2,654
    3.252%, 04/01/34                                     1,760            1,762
    3.149%, 05/01/34                                     2,562            2,561
    3.131%, 04/01/34                                     1,506            1,511
  FNMA
    7.000%, 04/01/34                                       438              450
  FNMA (B)
    7.139%, 01/01/33                                       815              829
    6.222%, 07/01/33                                       522              532
    5.815%, 11/01/33                                     2,181            2,201
    5.680%, 06/01/33                                     2,377            2,409
    4.688%, 08/01/34                                     1,595            1,608
    3.880%, 04/01/35                                     1,380            1,373
                                                                  -------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $20,808) ($ Thousands)                                           21,066
                                                                  -------------

COMMERCIAL PAPER (D) -- 9.7%

FINANCIALS -- 9.7%
  Bear Stearns
    5.272%, 03/02/07                                     6,485            6,484
  CRC Funding
    5.281%, 03/22/07                                       655              653
  Chariot Funding
    5.282%, 03/20/07                                     5,295            5,280
  General Electric Capital
    5.262%, 03/08/07                                     3,225            3,222
  Kitty Hawk Funding
    5.280%, 03/20/07                                     6,265            6,248
  National Rural Utility
    5.265%, 03/27/07                                     7,440            7,412
  Park Avenue Receivables
    5.279%, 03/20/07                                     6,200            6,183
                                                                  -------------
Total Commercial Paper
  (Cost $35,482) ($ Thousands)                                           35,482
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
February 28, 2007

--------------------------------------------------------------------------------
                                                 Face Amount
Description                                      ($ Thousands)    Market Value
                                                 /Shares          ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (C) (D) -- 5.1%
  U.S. Treasury Bill
    5.022%, 04/05/07                             $      18,932    $      18,839
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $18,841) ($ Thousands)                                           18,839
                                                                  -------------

CASH EQUIVALENT  -- 1.6%
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.330% *                  5,942,429            5,942
                                                                  -------------
Total Cash Equivalent
  (Cost $5,942) ($ Thousands)                                             5,942
                                                                  -------------
CERTIFICATES OF DEPOSIT  -- 0.2%
  JPMorgan Chase
    8.750%, 11/28/21                                       691              679
                                                                  -------------
Total Certificates of Deposit
  (Cost $674) ($ Thousands)                                                 679
                                                                  -------------
Total Investments -- 90.8%
  (Cost $329,946) ($ Thousands)++                                 $     331,504
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------
                                          Number of                   Unrealized
                                          Contracts   Expiration    Appreciation
Type of Contract                       Long (Short)         Date   ($ Thousands)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                         154     Jun-2007    $        180
                                                                    ============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
February 28, 2007

Swaps -- A summary of outstanding swap agreements held by the Fund at February 28, 2007, is as follows:
--------------------------------------------------------------------------------

                                INTEREST RATE SWAPS
------------------------------------------------------------------------------------
                                                                        UNREALIZED
                                                          NOTIONAL    APPRECIATION
                                          EXPIRATION        AMOUNT  (DEPRECIATION)
DESCRIPTION                                     DATE   (THOUSANDS)   ($ THOUSANDS)
------------------------------------------------------------------------------------
Receives fixed rate of 4.650%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)              09/02/25         9,695   $     (563)

Receives fixed rate of 4.883%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                        09/19/25        20,000         (583)

Receives fixed rate of 4.934%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Lehman Brothers)                         12/04/16        13,245         (173)

Receives fixed rate of 4.986%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Deutsche Bank)                           10/04/25        17,630         (285)

Receives fixed rate of 5.048%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                        01/04/26        59,690       (1,312)

Receives fixed rate of 5.060%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   JPMorgan Chase)                          12/04/26        28,410         (623)

Receives fixed rate of 5.060%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Lehman Brothers)                         12/04/26        65,000       (1,425)

Receives fixed rate of 5.064%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)              03/02/16        35,640          411

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
February 28, 2007

------------------------------------------------------------------------------------
                                                                         UNREALIZED
                                                          NOTIONAL     APPRECIATION
                                          EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                     DATE   (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------
Receives fixed rate of 5.143%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Deutsche Bank)                           01/07/25        21,660   $     (203)

Receives fixed rate of 5.144%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                        02/02/26        28,000         (286)

Receives fixed rate of 5.216%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                        04/04/25        49,000          602

Receives fixed rate of 5.216%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)              04/04/25        50,000          614

Receives fixed rate of 5.216%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Deutsche Bank)                           04/04/25        43,000          528

Receives fixed rate of 5.233%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Lehman Brothers)                         03/02/27        50,000           --

Receives fixed rate of 5.234%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   JPMorgan Chase)                          03/02/27        50,000           --

Receives fixed rate of 5.243%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                        11/03/25        51,820          791

Receives fixed rate of 5.244%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                        11/03/25        51,820          797

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
February 28, 2007

------------------------------------------------------------------------------------
                                                                         UNREALIZED
                                                          NOTIONAL     APPRECIATION
                                          EXPIRATION        AMOUNT   (DEPRECIATION)
DESCRIPTION                                     DATE   (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------
Receives fixed rate of 5.289%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                        10/03/26        25,615   $          522

Receives fixed rate of 5.390%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Barclays Capital)                        09/05/26        22,460              771

Receives fixed rate of 5.652%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Salomon Brothers)                        08/02/26        14,135              730

Receives fixed rate of 5.807%
   and pay floating rate, rate based on
   3 Month LIBOR. (Counterparty:
   Credit Suisse First Boston)              07/05/26         6,065              430
------------------------------------------------------------------------------------
                                                                     $          741
====================================================================================

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Extended Duration Fund
February 28, 2007

Percentages are based on Net Assets of $364,915 ($ Thousands).

*     Rate shown is the 7-day effective yield as of February 28, 2007.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(C) Security, or portion of this security, has been pledged as collateral on futures contracts and open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)   The rate reported is the effective yield at time of purchase.

(E) Securities considered illiquid. The total value of such securities as of February 28, 2007 was $2,661 ($ Thousands) and represented 0.73% of Net Assets.

(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G) The note accrues 9.65% annual coupon for any day that the 3-year swap rate exceeds the 1-year swap rate by 22 or more basis points.

(H) The note accrues 12.50% annual coupon for any day that the 5-year swap rate exceeds the 2-year swap rate by 30 or more basis points.

(I) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2007. The coupon on a step bond changes on a specified date.

Cl    -- Class
CMO   -- Collateralized Mortgage Obligation
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GNMA  -- Government National Mortgage Association
IO    -- Interest Only
LIBOR -- London InterBank Offering Rate
LLC   -- Limited Liability Company
MTN   -- Medium Term Note
NIM   -- Net Interest Margin
Ser   -- Series

++ At February 28, 2007, the tax basis cost of the Fund's investments was $329,946 ($ Thousands), and the unrealized appreciation and depreciation were $4,213 ($ Thousands) and $(2,655) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
GLOBAL BONDS -- 89.5%

ARGENTINA -- 6.8%
  Cia Transporte Energia Registered (A)
    8.875%, 12/15/16                                     390      $         394
  Province Del Neuquen (A)
    8.656%, 10/18/14                                     230                235
  Province of Buenos Aires Registered
    9.375%, 09/14/18                                     440                447
    2.000%, 05/15/35 (H)                                 800                400
  Province of Mendoza Registered
    5.500%, 09/04/18                                     113                 96
  Republic of Argentina
    10.250%, 01/26/07 (I)            EUR                 850                387
    9.000%, 06/20/03 (I)             EUR               3,000              1,278
    9.000%, 11/19/08 (I)             EUR               1,000                219
    9.000%, 05/29/09 (I)             EUR               1,375                593
    8.618%, 12/15/35 (B)                               1,600                194
    8.500%, 07/01/04 (I)             EUR               4,300              1,806
    8.280%, 12/31/33                                   6,512              7,440
    8.125%, 04/21/08 (I)             EUR               2,000                865
    7.820%, 12/31/33                 EUR                 214                296
    7.427%, 12/15/35 (B)                               5,920                783
    5.475%, 08/03/12 (B)                              14,160             10,117
    2.733%, 12/31/33 (B)                              19,495              9,348
    1.330%, 12/31/38  (H)                             16,160              8,322
  Republic of Argentina MTN, Ser E (I)
    10.000%, 01/07/05                EUR               1,650                760
    9.250%, 07/20/04                 EUR               2,100                918
    8.750%, 02/04/49                 EUR               4,725              2,060
    7.000%, 03/18/49                 EUR               2,300              1,018
  Transportadora Gas Norte
    7.500%, 12/31/12 (A) (H)                             210                199
    7.500%, 12/31/12  (H)                                100                 95
  Transportadora Gas Norte Registered
    6.500%, 12/31/12 (A) (H)                              40                 37
    6.500%, 12/31/12 (H)                                 164                157
                                                                  -------------
                                                                         48,464
                                                                  -------------
BERMUDA -- 0.1%
  Digicell Group (A)
    8.875%, 01/15/15                                     450                439
BOSNIA-HERZEGOVINA -- 0.1%
  Republic of Bosnia & Herzegovina,
    Ser B (E)
    9.588%, 12/11/17                 EUR               2,000                959
BRAZIL -- 13.7%
  Cesp-Comp Ener Sao Paulo (A)
    9.750%, 01/15/15                 BRL               1,050                497
  Federal Republic of Brazil
    12.500%, 01/05/22  (C)           BRL              23,052             12,457
    11.000%, 08/17/40                                 25,025             33,446
    10.250%, 01/10/28                                  3,180              1,456
    10.125%, 05/15/27                                  4,000              5,740
    8.750%, 02/04/25                                  12,390             15,611
    8.250%, 01/20/34                                   2,250              2,772
    8.000%, 01/15/18                                   8,710              9,751
    7.125%, 01/20/37 (C)                              10,735             11,648
    6.000%, 01/17/17                                   4,315              4,306
                                                                  -------------
                                                                  $      97,684
                                                                  -------------

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
CAYMAN ISLANDS -- 0.3%
  Blue City Investments
    13.750%, 11/07/13                                    500                502
  Earls Eight (A) (H)
    7.500%, 12/31/12                                     350                339
  Peru Enhanced Pass-Thru (A) (E)
    5.733%, 05/31/25                                     250                 91
    3.868%, 05/31/18                                   1,175                764
  Vale Overseas
    6.875%, 11/21/36                                     185                195
    6.250%, 01/23/17                                      70                 72
                                                                  -------------
                                                                          1,963
                                                                  -------------
CHILE -- 0.4%
  Codelco
    5.500%, 10/15/13                                     575                583
  Republic of Chile
    5.500%, 01/15/13                                   2,315              2,356
                                                                  -------------
                                                                          2,939
                                                                  -------------
COLOMBIA -- 5.1%
  Republic of Colombia
    12.000%, 10/22/15                COP           9,475,000              4,883
    11.750%, 03/01/10                COP           5,120,000              2,445
    11.750%, 02/25/20                                  5,153              7,524
    10.750%, 01/15/13                                  3,038              3,760
    10.375%, 01/28/33                                  2,485              3,547
    8.125%, 05/21/24 (C)                               9,105             10,516
    7.375%, 01/27/17                                   2,585              2,785
    7.375%, 09/18/37                                     830                887
    7.160%, 05/16/07 (B)                                 225                237
                                                                  -------------
                                                                         36,584
                                                                  -------------
CYPRUS -- 0.2%
  Springvale Holdings (B)
    11.389%, 09/07/07                                  1,000              1,000
  Teorema Holding
    9.000%, 10/27/08                                     600                600
                                                                  -------------
                                                                          1,600
                                                                  -------------
DOMINICAN REPUBLIC -- 0.2%
  Republic of Dominican Republic
    8.625%, 04/20/27                                   1,150              1,328
ECUADOR -- 0.8%
  Republic of Ecuador Registered
    12.000%, 11/15/12 (A)                                163                151
    10.000%, 08/15/30 (H)                              1,845              1,539
    9.375%, 12/15/15 (C)                               4,385              4,034
                                                                  -------------
                                                                          5,724
                                                                  -------------
EL SALVADOR -- 2.0%
  Republic of El Salvador
    8.250%, 04/10/32                                   5,490              6,588
    7.750%, 01/24/23                                   2,455              2,817
    7.650%, 06/15/35                                   4,144              4,704
                                                                  -------------
                                                                         14,109
                                                                  -------------

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
INDONESIA -- 2.9%
  Indosat Finance
    7.125%, 06/22/12                                   1,000      $       1,011
  Republic of Indonesia
    10.250%, 07/15/27                             35,537,000              3,759
    8.500%, 10/12/35                                   1,410              1,716
    7.500%, 01/15/16                                   1,340              1,464
    7.500%, 01/15/16 (A)                               2,200              2,393
    7.250%, 04/20/15 (A) (C)                          3,470              3,739
    6.875%, 03/09/17                                   1,300              1,370
    6.750%, 03/10/14                                   2,760              2,884
    6.625%, 02/17/37 (A)                               1,625              1,601
    6.625%, 02/17/37                                     500                498
                                                                  -------------
                                                                         20,435
                                                                  -------------
IRAQ -- 0.8%
  Republic of Iraq
    5.800%, 01/15/28                                   8,150              5,333
IRELAND -- 0.1%
  Dal Capital (Vneshtorgbk) RUB
    7.000%, 04/13/09                                  18,000                700
JERSEY -- 0.3%
  Aldar Funding
    5.767%, 11/10/11                                     550                583
  UBS Jersey Branch (A) (B)
    0.783%, 09/07/07                                   1,180              1,194
                                                                  -------------
                                                                          1,777
                                                                  -------------
LEBANON -- 0.1%
  Lebanese Republic Registered
    8.250%, 04/12/21                                   1,060              1,016
                                                                  -------------
LUXEMBOURG -- 1.4%
  Alfa Dividend Payment Rights Finance
    (A) (B)
    7.247%, 03/15/07                                     470                471
  Gaz Capital for Gazprom Registered
    9.625%, 03/01/13                                   1,100              1,301
    8.625%, 04/28/34                                   5,150              6,574
  Kuznetski (Bank of Moscow) (H)
    7.500%, 11/25/15                                   1,000              1,027
  RSHB Captl
    7.175%, 05/16/13                                     250                261
  UBS (Vimpelcom)
    8.250%, 05/23/16                                     490                522
                                                                  -------------
                                                                         10,156
                                                                  -------------
MALAYSIA -- 0.7%
  Government of Malaysia
    7.500%, 07/15/11                                   4,250              4,643
  Petronas Capital
    7.875%, 05/22/22                                     175                219
                                                                  -------------
                                                                          4,862
                                                                  -------------
MEXICO -- 5.5%
  Mexican Bonos, Ser M20
    8.000%, 12/07/23                 MXP             100,493              8,920
  Pemex Project Funding Master
    Trust
    9.500%, 09/15/27  (A)                              1,800              2,439
    8.625%, 02/01/22                                     300                374
    7.375%, 12/15/14                                     530                584

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
  United Mexican States
    8.125%, 12/30/19                                   7,140      $       8,700
    6.625%, 03/03/15                                   3,635              3,895
  United Mexican States MTN
    8.300%, 08/15/31                                   5,340              6,854
    6.375%, 01/16/13                                   1,317              1,383
    0.006%, 05/08/17                 EUR               5,000                  5
  United Mexican States MTN, Ser A
    6.750%, 09/27/34                                   5,653              6,170
                                                                  -------------
                                                                         39,324
                                                                  -------------
NETHERLANDS -- 0.7%
  ATF Capital (A)
    9.250%, 02/21/14                                     555                552
  Kazkommerts International (A)
    7.500%, 11/29/16                                     400                389
    7.500%, 11/29/16                                     300                295
  Majapahti Holding (A)
    7.750%, 10/17/16                                   1,300              1,352
    7.250%, 10/17/11                                     885                894
  White Nights Belagroprom Bank (B)
    0.000%, 06/15/07                                   1,010              1,333
                                                                  -------------
                                                                          4,815
                                                                  -------------
NIGERIA -- 0.0%
  TuranAlem Finance
    8.500%, 02/10/15                                      --                 (3)
    7.875%, 06/02/10 (A)                                  --                 --
                                                                  -------------
                                                                             (3)
                                                                  -------------
PAKISTAN -- 0.3%
  Pakistan Mobile Communications (A)
    8.625%, 11/13/13                                     330                342
  Republic of Pakistan
    7.875%, 03/31/36                                     320                343
    7.125%, 03/31/16 (A)                               1,150              1,179
                                                                  -------------
                                                                          1,864
                                                                  -------------
PANAMA -- 1.9%
  Republic of Panama
    9.375%, 04/01/29                                     650                868
    8.875%, 09/30/27                                   3,875              4,941
    7.250%, 03/15/15 (C)                               4,125              4,455
    6.700%, 01/26/36 (C)                               3,215              3,335
                                                                  -------------
                                                                         13,599
                                                                  -------------
PERU -- 2.8%
  Republic of Peru
    8.750%, 11/21/33                                   1,080              1,407
    8.375%, 05/03/16                                   1,000              1,178
    7.350%, 07/21/25                                   7,180              8,059
  Republic of Peru FLIRB,
    Ser 20YR (B)
    5.000%, 03/07/07                                   9,240              9,194
                                                                  -------------
                                                                         19,838
                                                                  -------------
PHILIPPINES -- 7.8%
  DMCI Water
    0.000%, 12/31/09                                   2,100              2,100

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
  National Power
    9.625%, 05/15/28                                   1,100      $       1,372
    6.875%, 11/02/16 (A)                                 870                881
  Republic of Philippines
    10.625%, 03/16/25                                  5,650              8,030
    9.500%, 10/21/24                                     200                258
    9.500%, 02/02/30 (C)                              14,850             19,713
    9.375%, 01/18/17                                   4,420              5,398
    8.250%, 01/15/14                                   1,960              2,203
    8.000%, 01/15/16                                     940              1,056
    7.750%, 01/14/31 (C)                               7,871              8,865
    7.500%, 09/25/24                                   3,884              4,248
    6.375%, 01/15/32 (C)                               1,300              1,268
                                                                  -------------
                                                                         55,392
                                                                  -------------
POLAND -- 0.4%
  Government of Poland
    5.250%, 01/15/14                                   2,635              2,645
                                                                  -------------
RUSSIA -- 12.3%
  Kazan Orgsintez
    9.250%, 10/30/11                                     330                333
  Russian Federation Registered
    12.750%, 06/24/28                                  6,100             11,057
    8.625%, 05/05/11                                     400                396
    8.250%, 03/31/10                                     817                851
    5.000%, 03/31/30 (H)                              66,400             75,251
                                                                  -------------
                                                                         87,888
                                                                  -------------
SOUTH AFRICA -- 1.2%
  Republic of South Africa
    7.375%, 04/25/12                                     555                605
    6.500%, 06/02/14 (C)                               7,710              8,196
                                                                  -------------
                                                                          8,801
                                                                  -------------
SUPRA-NATIONAL -- 0.3%
  European Investment Bank
    10.000%, 01/28/11                                  3,630              2,201
                                                                  -------------
THAILAND -- 0.4%
  Bangkok Land (I)
    3.125%, 03/31/01                                   5,300              2,343
  True Move (A)
    10.750%, 12/16/13                                    850                840
                                                                  -------------
                                                                          3,183
                                                                  -------------
TUNISIA -- 0.2%
  Banque Centrale de Tunisie
    8.250%, 09/19/27                                     420                522
    7.375%, 04/25/12                                     525                568
                                                                  -------------
                                                                          1,090
                                                                  -------------
TURKEY -- 6.1%
  Republic of Turkey
    11.875%, 01/15/30                                  6,225              9,501
    10.000%, 02/15/12                                    550                393
    9.500%, 01/15/14                                     625                724
    8.000%, 02/14/34                                   2,100              2,247
    7.375%, 02/05/25                                   9,160              9,355
    7.250%, 03/15/15                                     720                743
    7.000%, 09/26/16                                   1,285              1,302
    7.000%, 06/05/20                                   2,400              2,400
    6.875%, 03/17/36                                  10,580              9,998

-------------------------------------------------------------------------------
                                                Face Amount
                                               ($ Thousands)      Market Value
Description                                     (1)/Shares        ($ Thousands)
-------------------------------------------------------------------------------
    1.814%, 01/19/11                                  10,860      $       6,877
                                                                  -------------
                                                                         43,540
                                                                  -------------
UKRAINE -- 2.4%
  Government of Ukraine Registered
    7.650%, 06/11/13 (C)                               4,525              4,893
    6.875%, 03/04/11                                     400                413
    6.875%, 03/04/11 (A)                               3,825              3,946
    6.580%, 11/21/16                                   2,550              2,576
    6.580%, 11/21/16 (A)                               4,705              4,758
  Naftogaz Ukrainy
    8.125%, 09/30/09                                     600                600
                                                                  -------------
                                                                         17,186
                                                                  -------------
UNITED KINGDOM -- 0.4%
  Credit Suisse First Boston International
    (Export/Import - Ukraine)
    6.800%, 10/04/12                                     400                393
  Credit Suisse First Boston for the City
    of Kiev
    8.000%, 11/06/15                                     750                789
  Standard Bank MTN, Ser E (B)
    0.000%, 03/07/07                                     658                658
  UK Private Bank (A)
    8.000%, 02/06/12                                     800                802
                                                                  -------------
                                                                          2,642
                                                                  -------------
URUGUAY -- 3.8%
  Republic of Uruguay
    9.250%, 05/17/17                                   5,450              6,649
    8.000%, 11/18/22                                  11,592             12,954
    7.625%, 03/21/36                                     700                761
    7.500%, 03/15/15                                   1,475              1,582
    5.000%, 09/14/18                                  52,870              2,428
  Republic of Uruguay PIK
    7.875%, 01/15/33                                   2,700              3,004
                                                                  -------------
                                                                         27,378
                                                                  -------------
VENEZUELA -- 7.0%
  Government of Venezuela
    13.625%, 08/15/18                                  1,200              1,764
    10.750%, 09/19/13                                  6,775              8,232
    9.375%, 01/13/34                                   1,050              1,357
    9.250%, 09/15/27                                  18,870             23,493
    8.500%, 10/08/14 (C)                               5,910              6,516
    6.000%, 12/09/20                                   1,100                990
    5.750%, 02/26/16 (C)                               8,175              7,619
                                                                  -------------
                                                                         49,971
                                                                  -------------
Total Global Bonds
  (Cost $611,152) ($ Thousands)                                         637,426
                                                                  -------------

DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP CONTRACTS (G) -- 2.4%

UNITED STATES -- 2.4%
Deposits with Citigroup as Collateral for Swap
  Contracts Outstanding                              366,345                366
Deposits with Citigroup as Collateral for Swap
  Contracts Outstanding                            1,310,000              1,310
Deposits with Credit Suisse First Boston as
  Collateral for Swap Contracts Outstanding          600,000                600

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                   Shares/
                                                 Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
Deposits with Credit Suisse First Boston as
  Collateral for Swap Contracts Outstanding          600,000      $         600
Deposits with Credit Suisse First Boston as
  Collateral for Swap Contracts Outstanding          940,000                940
Deposits with Credit Suisse First Boston as
  Collateral for Swap Contracts Outstanding          940,000                940
Deposits with Credit Suisse First Boston as
  Collateral for Swap Contracts Outstanding        2,400,000              2,400
Deposits with Deutsche Bank as Collateral
  for Swap Contracts Outstanding                   1,290,000              1,290
Deposits with JPMorgan Chase as Collateral
  for Swap Contracts Outstanding                   2,992,327              2,992
Deposits with JPMorgan Chase as Collateral
  for Swap Contracts Outstanding                   1,047,087              1,047
Deposits with Merrill Lynch as Collateral
  for Swap Contracts Outstanding                     243,250                243
Deposits with Standard Bank as Collateral
  for Swap Contracts Outstanding                     174,715                175
Deposits with Standard Bank as Collateral
  for Swap Contracts Outstanding                      71,502                 72
Deposits with Standard Chartered Bank as
  Collateral for Swap Contracts Outstanding        1,969,150              1,969
Deposits with Standard Chartered Bank as
  Collateral for Swap Contracts Outstanding        1,166,114              1,166
Deposits with Standard Chartered Bank as
  Collateral for Swap Contracts Outstanding          805,492                806
                                                                  -------------
Total Deposit with Counterparty as
  Collateral for Swap Contracts
  (Cost $16,916) ($ Thousands)                                           16,916
                                                                  -------------

CORPORATE OBLIGATIONS (D) -- 2.2%

UNITED STATES -- 2.2%
  American General Finance (A) (B)
    5.370%, 03/07/07                                     952                951
  Bear Stearns EXL (B)
    5.360%, 03/17/08                                   1,168              1,168
  Countrywide Financial Services MTN (B)
    5.443%, 06/27/07                                     394                394
  Countrywide Financial Services MTN,
    Ser A (B)
    5.440%, 10/31/07                                     984                984
  Glitnir Bank (A) (B)
    5.370%, 04/06/07                                     984                984
  Irish Life & Permanent MTN,
    Ser X (A) (B)
    5.366%, 02/21/08                                     873                873
  Islandsbanki (A) (B)
    5.390%, 03/22/07                                     558                558

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
  Jackson National Life Funding (A) (B)
    5.320%, 04/01/08                                   1,444      $       1,444
  Kaupthing Bank MTN (A) (B)
    5.400%, 03/20/07                                   1,640              1,640
  Landsbanki Islands (A) (B)
    5.410%, 03/16/07                                   1,247              1,247
  Morgan Stanley EXL (B)
    5.400%, 03/04/08                                     230                230
  Morgan Stanley EXL, Ser S (B)
    5.363%, 03/04/08                                     328                328
  Nationwide Building Society (A) (B)
    5.440%, 10/26/07                                     361                361
    5.370%, 03/07/08                                     656                656
  Northern Rock (A) (B)
    5.360%, 03/03/08                                     676                676
  Premium Asset Trust, Ser 2004-10 (A) (B)
    5.380%, 03/17/08                                     919                919
  SLM EXL, Ser S (A) (B)
    5.320%, 03/17/08                                     722                722
  Skandinav Enskilda Bank (A) (B)
    5.324%, 03/18/08                                     722                722
  Stanfield Victoria MTN (A)
    5.385%, 06/11/07                                     656                656
                                                                  -------------
Total Corporate Obligations
  (Cost $15,513) ($ Thousands)                                           15,513
                                                                  -------------

COMMERCIAL PAPER (D)(E) -- 1.8%

UNITED STATES -- 1.8%
  Brahms Funding
    5.299%, 03/13/07                                      98                 98
    5.295%, 03/08/07                                     616                615
  Broadhollow Funding
    5.304%, 03/19/07                                     262                262
  Buckingham CDO II LLC
    5.307%, 03/23/07                                     328                327
  Citius I Funding LLC
    5.306%, 03/22/07                                     655                654
  Citius II Funding LLC
    5.315%, 04/02/07                                     656                653
    5.306%, 03/22/07                                     328                327
    5.293%, 03/05/07                                     231                231
  KKR Pacific Funding Trust
    5.306%, 03/22/07                                     290                289
    5.302%, 03/16/07                                   1,641              1,637
  Mica Funding LLC
    5.304%, 03/19/07                                   1,148              1,145
    5.293%, 03/05/07                                     328                328
  Rams Funding Two LLC
    5.319%, 03/12/07                                     262                262
    5.315%, 03/26/07                                     328                327
    5.306%, 03/22/07                                     475                474
    5.303%, 03/05/07                                     328                328
  Rhineland Funding Capital
    5.339%, 05/15/07                                     700                692
    5.338%, 05/14/07                                     279                276
    5.311%, 03/28/07                                     716                713
  Thornburg Mortgage Capital Resource
    5.315%, 03/26/07                                     328                327
    5.301%, 03/15/07                                     656                655
  Transamerica Security Liquidity Note
    5.300%, 03/01/07                                     317                317

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
February 28, 2007

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
  Valour Bay Capital LLC
    5.350%, 05/16/07                                     820      $         811
    5.326%, 03/22/07                                     616                614
    5.321%, 03/15/07                                     493                492
                                                                  -------------
Total Commercial Paper
  (Cost $12,854) ($ Thousands)                                           12,854
                                                                  -------------

U.S. TREASURY OBLIGATIONS (E)(L) -- 1.1%

UNITED STATES -- 1.1%
  U.S. Treasury Bill
    5.076%, 08/23/07                                   8,125              7,931
                                                                  -------------
Total U.S. Treasury Obligations
  (Cost $7,929) ($ Thousands)                                             7,931
                                                                  -------------

ASSET-BACKED SECURITIES (A)(B)(D) -- 0.2%

UNITED STATES -- 0.2%
  Duke Funding, Ser 2004-6B, Cl A1S1
    5.430%, 10/09/07                                     492                492
  Newcastle CDO Limited, Ser 2005-6A,
    Cl IM1
    5.380%, 04/24/07                                     131                131
  TIAA Real Estate, Ser 2003-1A, Cl A1
    5.350%, 09/28/07                                     488                488
  Witherspoon CDO Funding
    5.330%, 03/15/07                                     567                567
                                                                  -------------
Total Asset-Backed Securities
  (Cost $1,678) ($ Thousands)                                             1,678
                                                                  -------------

CERTIFICATES OF DEPOSIT (D)(E) -- 0.2%

UNITED STATES -- 0.2%
  Barclays Bank
    5.440%, 06/11/07                                     328                328
  CC USA (A)
    5.520%, 06/18/07                                     656                656
  US Trust Company New York (B)
    5.360%, 03/13/07                                     263                263
                                                                  -------------
Total Certificates of Deposit
  (Cost $1,247) ($ Thousands)                                             1,247
                                                                  -------------

LOAN PARTICIPATIONS -- 0.2%

DOMINICAN REPUBLIC -- 0.1%
  Cerv Nacional Dominicana (M)
    0.000%, 11/15/07                                     560                558
                                                                  -------------
NIGERIA -- 0.0%
  PPMC GTEE Note (J) (K)(M)
    0.000%, 04/15/07                                     180                180
                                                                  -------------
UNITED STATES -- 0.1%
  Baja Ferries
    5.100%, 01/26/17                                     330                330
                                                                  -------------
Total Loan Participations
  (Cost $1,063) ($ Thousands)                                             1,068
                                                                  -------------

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
MASTER NOTE (D) -- 0.0%
  Bear Stearns
    5.433%, 03/01/07                                     197      $         197
                                                                  -------------
Total Master Note
  (Cost $197) ($ Thousands)                                                 197
                                                                  -------------

                                                   Number
                                                of Warrants
                                               -------------
WARRANTS -- 0.0%

CYPRUS -- 0.0%
Teorema Holding, Expires 10/27/09*                        --                 --
                                                                  -------------
Total Warrants
  (Cost $0) ($ Thousands)                                                    --
                                                                  -------------

REPURCHASE AGREEMENTS (D)(F) -- 1.2%
Barclays
  5.310%, dated 02/28/07, to be repurchased
  on 03/01/07, repurchase price $11,866
  (collateralized by a. U.S. Government
  Obligation, par value $12,009, 4.875%,
  06/04/08, total market value $12,130)                   12                 12
Deutsche Bank
  5.320%, dated 02/28/07, to be repurchased
  on 03/01/07, repurchase price $823,474
  (collateralized by a U.S. Government
  Obligation, par value $758,781, 12.000%,
  08/15/13, total market value $839,826)                 823                823
Lehman Brothers
  5.310%, dated 02/28/07, to be repurchased
  on 03/01/07, repurchase price $7,879,519
  (collateralized by various U.S. Government
  Obligations, ranging in par value
  $7-$11,628,194, 0.000%-9.650%,
  03/20/07-04/15/30, total market value
  $8,035,929)                                          7,878              7,878
                                                                  -------------
Total Repurchase Agreements
  (Cost $8,713) ($ Thousands)                                             8,713
                                                                  -------------
Total Investments -- 98.8%
  (Cost $677,262) ($ Thousands)++                                 $     703,543
                                                                  =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
-------------------------------------------------------------------------------
                                        Number of                    Unrealized
                                        Contracts    Expiration    Depreciation
Type of Contract                     Long (Short)          Date   ($ Thousands)
-------------------------------------------------------------------------------
U.S. Long Treasury Bond                      (65)      Jun-2007   $         (44)
                                                                  =============

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2007, is as follows:
-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                 CURRENCY            CURRENCY      APPRECIATION
MATURITY                       TO DELIVER          TO RECEIVE    (DEPRECIATION)
DATE                          (THOUSANDS)         (THOUSANDS)     ($ THOUSANDS)
-------------------------------------------------------------------------------
3/2/07                  BRL         4,796   USD         2,300    $           32
3/2/07-4/3/07           USD        16,795   BRL        35,713                75
3/12/07-7/10/07         USD           298   NGN        38,544                 3
3/22/07                 TRY         2,248   USD         1,608                30
3/22/07-7/16/07         USD         6,398   RUB       169,497                93
3/23/07-4/18/07         MXP        86,601   USD         7,847               104
3/23/07-4/18/07         USD         7,856   MXP        86,601              (113)
3/28/07-4/23/07         USD         4,974   PLZ        14,735                11
4/23/07                 EUR        10,756   USD        13,992              (246)
4/23/07                 USD           413   EUR           318                 7
4/25/07                 USD           885   ZAR         6,363               (15)
4/25/07                 ZAR         6,363   USD           884                14
                                                                 --------------
                                                                 $           (5)
                                                                 ==============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
February 28, 2007

Swaps -- A summary of outstanding swap agreements held by the Fund at February 28, 2007, is as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                         TOTAL RETURN SWAPS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Receive payment at maturity on the Brazilian CDI Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Merrill Lynch)                                 08/15/10            400            $   57

Receive payment at maturity on the Brazilian CDI Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                                05/15/11          1,577               211

Receive payment at maturity on the Brazilian CDI Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                                08/15/10          4,450               549

Receive payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Citigroup)                                     05/08/07        182,003            11,031

Receive payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Bank)                                 01/04/08         24,630               532

Receive payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Bank)                                 12/20/08          9,152               996

Receive payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Charter Bank)                         04/06/07        277,075            23,729

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Receive payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Charter Bank)                         05/04/07        162,942    $       11,969

Receive payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Charter Bank)                         05/15/07        133,696             9,565

Receive payment at maturity on the Zambian ZMK Index
   times the notional amount. Fund receives payment if
   the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Citigroup)                                     04/06/07      1,515,139           (54,545)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $        4,094
===================================================================================================================================

                                                        CREDIT DEFAULT SWAPS
-----------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.4000% (1.600% per annum) times the notional amount of JSC Gazprom, 8.625%, 04/28/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable
   obligation. (Counterparty: Credit Suisse First Boston)                                 01/20/16            600    $           11

Fund receives quarterly payment on the notional amount
   of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                     12/20/07            940                28

Fund receives quarterly payment on the notional amount
   of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                     12/20/08            940                43

Fund receives quarterly payment on the notional amount
   of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                     12/20/09          2,400               139

Fund receives quarterly payment on the notional amount
   of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                     02/20/12            600                29

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
February 28, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                                                                                        EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                                   DATE    (THOUSANDS)     ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.1775% (0.710% per annum) times the notional amount of Russian Federation Registered, 5.000%, 03/31/30. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Deutsche Bank)                                  01/20/16          1,290    $           15
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $          265
===================================================================================================================================

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Emerging Markets Debt Fund
February 28, 2007

        Percentages are based on Net Assets of $712,060 ($ Thousands).

*       Non-Income Producing Security

(1)     In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2007.

(C) This security or a partial position of this security is on loan at February 28, 2007. The total value of securities on loan at February 28, 2007 was $38,551 ($ Thousands).

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2007 was $40,202 ($ Thousands).

(E)     The rate reported is the effective yield at time of purchase.

(F)     Tri-Party Repurchase Agreement

(G) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(H) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2007. The coupon on a step bond changes on a specified date.

(I)     Security in default on interest payments.

(J) Securities considered illiquid. The total value of such securities as of February 28, 2007 was $180 ($ Thousands) and represented 0.03% of Net Assets.

(K) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2007 was 180 ($ Thousands) and represented 0.03% of Net Assets.

(L) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(M)     Unsettled Position -- Interest rate will not be known until settlement.

BRL   -- Brazilian Real
CDO   -- Collateralized Debt Obligation
Cl    -- Class
COP   -- Chilean Peso
EUR   -- Euro
EXL   -- Extendable Maturity
FLIRB -- Front Loaded Interest Reduction Bond
LLC   -- Limited Liability Company
MTN   -- Medium Term Note
MXP   -- Mexican Peso
NGN   -- Nigerian Naira
PIK   -- Payment-in-Kind
PLZ   -- Polish Zloty
RUB   -- Russian Ruble
Ser   -- Series
TRY   -- New Turkish Lira
USD   -- U.S. Dollar
ZAR   -- South African Rand

        Amounts designated as "--" are either $0 or have been rounded to $0.

++ At February 28, 2007, the tax basis cost of the Fund's investments was $677,262 ($ Thousands), and the unrealized appreciation and depreciation were $27,649 ($ Thousands) and $(1,368) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Real Return Plus Fund
February 28, 2007

------------------------------------------------------------------------
                                     Face Amount
                                    ($ Thousands)     Market Value
Description                           /Shares         ($ Thousands)
------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 81.2%
U.S. Treasury Bills (A) (D)
    5.034%, 04/19/07                $           875   $         869
    4.936%, 03/22/07                          1,850           1,845
  U.S. Treasury Bonds (B)
    2.500%, 07/15/16                            455             467
    2.500%, 07/15/16                          3,187           3,277
    2.500%, 07/15/16                          6,765           6,955
    2.375%, 04/15/11                            480             485
    2.375%, 04/15/11                          7,777           7,853
    2.375%, 04/15/11                          9,007           9,095
    2.000%, 07/15/14                            545             539
    2.000%, 01/15/16                            463             456
    2.000%, 01/15/16                          8,805           8,675
    2.000%, 01/15/16                          6,375           6,281
    1.875%, 07/15/13                            580             571
    1.875%, 07/15/13                          6,043           5,950
    1.875%, 07/15/15                            468             457
    0.875%, 04/15/10                            770             741
    0.875%, 04/15/10                          9,459           9,100
    0.875%, 04/15/10                         13,613          13,096
  U.S. Treasury Notes (B)
    4.250%, 01/15/10                            323             342
    3.875%, 01/15/09                            450             466
    3.875%, 01/15/09                         11,591          11,985
    3.500%, 01/15/11                            325             342
    3.375%, 01/15/12                            180             190
    3.375%, 01/15/12                          5,739           6,074
    3.000%, 07/15/12                            621             649
    3.000%, 07/15/12                          8,698           9,093
    3.000%, 07/15/12                          8,013           8,378
    2.375%, 01/15/17                            241             245
    2.375%, 01/15/17                          8,005           8,142
    2.000%, 01/15/14                            594             587
    2.000%, 01/15/14                          5,209           5,150
    1.625%, 01/15/15                            538             516
    1.625%, 01/15/15                         11,656          11,180
                                                      -------------
Total U.S. Treasury Obligations
  (Cost $138,502) ($ Thousands)                             140,051
                                                      -------------

CASH EQUIVALENT  -- 16.2%
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A, 5.330% *      27,978,811          27,979
                                                      -------------
Total Cash Equivalent
  (Cost $27,979) ($ Thousands)                               27,979
                                                      -------------

U.S. GOVERNMENT AGENCY OBLIGATION  -- 0.0%
  FNMA (C)
    5.176%, 03/01/07                              8               8
                                                      -------------
Total U.S. Government Agency Obligation
  (Cost $8) ($ Thousands)                                         8
                                                      -------------
Total Investments -- 97.4%
  (Cost $166,489) ($ Thousands)++                         $ 168,038
                                                      =============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Real Return Plus Fund
February 28, 2007

Futures Contracts -- A summary of the open futures contracts held by the Fund at February 28, 2007, is as follows:
-------------------------------------------------------------------------------
                                                                     Unrealized
                                        Number of                 Appreciation/
                                        Contracts   Expiration   (Depreciation)
Type of Contract                      Long (Short)        Date    ($ Thousands)
-------------------------------------------------------------------------------
Australia 10 Year Bond Index                 (111)    Mar-2007   $          (95)
Amsterdam Index                                29     Mar-2007             (126)
CAC40 10 Euro                                  (2)    Mar-2007                7
Canadian 10 Year Bond Index                  (154)    Jun-2007              (69)
DAX Index                                       2     Mar-2007               14
DJ Euro Stoxx 50 Index                          5     Mar-2007               (4)
Euro-Bond Index                               (20)    Mar-2007               30
Euro-Bund Index                                21     Jun-2007                3
Euro-Schatz Index                            (103)    Jun-2007               (7)
FTSE 100 Index                                (61)    Mar-2007              145
Hang Seng Index                                27     Mar-2007             (179)
IBEX 35 Plus Index                            (27)    Mar-2007              225
Japan 10 Year Bond Index                       16     Mar-2007               99
Long Gilt 10 Year Index                        20     Jun-2007               39
S&P 500 Index                                   5     Mar-2007              (43)
S&P/MIB Index                                   1     Mar-2007               (3)
S&P/TSE 60 Index                               13     Mar-2007               31
SPI 200 Index                                  (5)    Mar-2007               40
Topix Index                                    22     Mar-2007              176
U.S. 10 Year Treasury Note                     10     Jun-2007               10
U.S. Long Treasury Bond                        71     Jun-2007              103
                                                                 --------------

                                                                 $          396
                                                                 ==============

------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Real Return Plus Fund
February 28, 2007

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at February 28, 2007, is as follows:
-------------------------------------------------------------------------------
                                                                     UNREALIZED
                        CURRENCY                CURRENCY           APPRECIATION
MATURITY              TO DELIVER              TO RECEIVE          (DEPRECIATION)
DATE                  (THOUSANDS)             (THOUSANDS)          ($ THOUSANDS)
-------------------------------------------------------------------------------
3/20/07           AUD      5,082          USD      3,957         $          (44)
3/20/07           CAD     12,103          USD     10,483                    153
3/20/07           CHF     21,770          USD     17,750                   (113)
3/20/07           EUR      5,530          USD      7,233                    (78)
3/20/07           GBP      4,100          USD      7,988                    (46)
3/20/07           JPY  1,665,596          USD     14,095                     (1)
3/20/07           NZD      5,000          USD      3,489                     (8)
3/20/07           SEK     58,028          USD      8,409                    127
3/20/07           USD     15,122          AUD     19,414                    164
3/20/07           USD      8,377          CAD      9,803                    (10)
3/20/07           USD      7,707          CHF      9,500                     88
3/20/07           USD      4,847          EUR      3,700                     44
3/20/07           USD      9,877          GBP      5,036                     (9)
3/20/07           USD     15,973          JPY  1,880,000                    (62)
3/20/07           USD      1,227          NOK      7,616                     14
3/20/07           USD     10,217          NZD     14,852                    170
3/20/07           USD      4,731          SEK     33,000                    (21)
3/20/07           USD      1,691          SGD      2,594                      7
                                                                 --------------
                                                                 $          375
                                                                 ==============

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)

Real Return Plus Fund
February 28, 2007

Percentages are based on Net Assets of $172,514 ($ Thousands).

*     Rate shown is the 7-day effective yield as of February 28, 2007.

(A)   The rate reported is the effective yield at time of purchase.

(B)   Treasury Inflation Index Notes

(C) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D) Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD   -- Australian Dollar
CAD   -- Canadian Dollar
CHF   -- Swiss Franc
Cl    -- Class
EUR   -- Euro
FNMA  -- Federal National Mortgage Association
GBP   -- British Pound Sterling
JPY   -- Japanese Yen
NOK   -- Norwegian Krone
NZD   -- New Zealand Dollar
SEK   -- Swedish Krona
SGD   -- Singapore Dollar
USD   -- U.S. Dollar

++ At February 28, 2007, the tax basis cost of the Fund's investments was $166,489 ($ Thousands), and the unrealized appreciation and depreciation were $1,549 ($ Thousands) and $(0) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

      SEI Institutional Investments Trust / Quarterly Report / February 28, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Institutional Investments Trust




By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date: April 30, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date:

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ---------------------------------
                                             Stephen F. Panner, Controller & CFO

Date: April 30, 2007

* Print the name and title of each signing officer under his or her signature.